                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-04347
                                   ---------------------------------------------

                                   GMO Trust.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              40 Rowes Wharf, Boston, MA                         02110
--------------------------------------------------------------------------------
       (Address of principal executive offices)               (Zip code)

                      Scott Eston, Chief Executive Officer
                        40 Rowes Wharf, Boston, MA  02110
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 617-346-7646
                                                   -----------------------------

Date of fiscal year end:   02/28/2005
                        ----------------------

Date of reporting period:  08/31/2004
                         ------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

GMO BENCHMARK-FREE ALLOCATION FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2004

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

Beginning January 29, 2005, the Fund will be filing its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission's website at www.sec.gov. When filed, the Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund's website at www.gmo.com.

GMO BENCHMARK-FREE ALLOCATION FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- TABULAR HOLDINGS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

CLASSIFICATION                                                     % OF NET ASSETS
----------------------------------------------------------------------------------
Mutual Funds                                                                 100.0%
Short-Term Investments and Other Assets and Liabilities (net)                  0.0
                                                                   ---------------
                                                                             100.0%
                                                                   ===============

               See accompanying notes to the financial statements.

GMO BENCHMARK-FREE ALLOCATION FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

 PAR VALUE ($)/
    SHARES         DESCRIPTION                                                       VALUE ($)
------------------------------------------------------------------------------------------------
                   MUTUAL FUNDS -- 100.0%

                   AFFILIATED ISSUERS -- 100.0%
      21,672,623   GMO Currency Hedged International Bond Fund, Class III            200,255,039
      16,004,581   GMO Emerging Country Debt Fund, Class IV                          173,809,745
      11,981,890   GMO Emerging Markets Fund, Class VI                               176,732,884
      18,978,456   GMO Inflation Indexed Bond Fund, Class III                        227,361,902
         509,497   GMO International Growth Fund, Class III                           11,657,296
         472,270   GMO International Intrinsic Value Fund, Class IV                   11,641,464
       8,473,284   GMO International Small Companies Fund, Class III                 137,690,867
                                                                                  --------------

                   TOTAL MUTUAL FUNDS (COST $928,897,994)                            939,149,197
                                                                                  --------------
                   SHORT-TERM INVESTMENT -- 0.0%

                   REPURCHASE AGREEMENT -- 0.0%
           9,801   Citigroup Global Markets Repurchase Agreement, dated
                   08/31/04, due 09/01/04, with a maturity value of $9,801,
                   and an effective yield of 1.10%, collateralized by a U.S.
                   Treasury Note with a rate of 2.75%, maturity date of
                   07/31/06, and a market value, including accrued interest
                   of $10,000.                                                             9,801
                                                                                  --------------

                   TOTAL SHORT-TERM INVESTMENT (COST $9,801)                               9,801
                                                                                  --------------

                   TOTAL INVESTMENTS -- 100.0%
                   (Cost $928,907,795)                                               939,158,998

                   Other Assets and Liabilities (net) -- 0.0%                              5,235
                                                                                  --------------

                   TOTAL NET ASSETS -- 100.0%                                     $  939,164,233
                                                                                  ==============

     At August 31, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                            GROSS UNREALIZED        GROSS UNREALIZED        NET UNREALIZED
      AGGREGATE COST          APPRECIATION            DEPRECIATION           APPRECIATION
     -----------------      -----------------       -----------------      -----------------
      $ 929,098,357           $ 17,327,467            $ (7,266,826)          $ 10,060,641

               See accompanying notes to the financial statements.

GMO BENCHMARK-FREE ALLOCATION FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2004 (UNAUDITED)

ASSETS:
  Investments in affiliated issuers, at value (cost $928,897,994)
   (Notes 2 and 7)                                                            $  939,149,197
  Investments in unaffiliated issuers, at value (cost $9,801) (Note 2)                 9,801
  Cash                                                                                72,000
  Receivable for Fund shares sold                                                 19,868,464
  Receivable for expenses reimbursed by Manager (Note 3)                               7,688
                                                                              --------------

     Total assets                                                                959,107,150
                                                                              --------------

LIABILITIES:
  Payable for investments purchased                                               19,920,000
  Payable to affiliate for (Note 3):
     Trustees fee                                                                        633
  Accrued expenses                                                                    22,284
                                                                              --------------

     Total liabilities                                                            19,942,917
                                                                              --------------
NET ASSETS                                                                    $  939,164,233
                                                                              ==============
NET ASSETS CONSIST OF:
  Paid-in capital                                                             $  899,412,024
  Accumulated undistributed net investment income                                  4,595,094
  Accumulated net realized gain                                                   24,905,912
  Net unrealized appreciation                                                     10,251,203
                                                                              --------------
                                                                              $  939,164,233
                                                                              ==============

NET ASSETS ATTRIBUTABLE TO:
  Class III shares                                                            $  939,164,233
                                                                              ==============

SHARES OUTSTANDING:
  Class III                                                                       38,260,125
                                                                              ==============

NET ASSET VALUE PER SHARE:
  Class III                                                                   $        24.55
                                                                              ==============

               See accompanying notes to the financial statements.

GMO BENCHMARK-FREE ALLOCATION FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
  Dividends from affiliated issuers (Note 7)                                  $    4,573,643
  Interest                                                                            24,076
                                                                              --------------

          Total income                                                             4,597,719
                                                                              --------------
EXPENSES:
  Custodian and transfer agent fees                                                   17,572
  Audit and tax fees                                                                   9,752
  Legal fees                                                                           5,612
  Trustees fees and related expenses (Note 3)                                          2,625
  Registration fees                                                                    4,416
  Miscellaneous                                                                        2,116
                                                                              --------------
     Total expenses                                                                   42,093
  Fees and expenses reimbursed by Manager (Note 3)                                   (39,468)
                                                                              --------------
     Net expenses                                                                      2,625
                                                                              --------------

        Net investment income                                                      4,595,094
                                                                              --------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain on:
     Investments in affiliated issuers                                            16,052,341
     Realized gains distributions from affiliated issuers (Note 7)                 8,904,899
                                                                              --------------

        Net realized gain on investments                                          24,957,240
                                                                              --------------

  Change in net unrealized appreciation (depreciation) on investments            (14,613,396)
                                                                              --------------

     Net realized and unrealized gain                                             10,343,844
                                                                              --------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $   14,938,938
                                                                              ==============

               See accompanying notes to the financial statements.

GMO BENCHMARK-FREE ALLOCATION FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                       PERIOD FROM JULY 23, 2003
                                                                  SIX MONTHS ENDED         (COMMENCEMENT OF
                                                                  AUGUST 31, 2004        OPERATIONS) THROUGH
                                                                    (UNAUDITED)           FEBRUARY 29, 2004
                                                                 ------------------    -------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                           $     4,595,094           $     4,873,924
  Net realized gain                                                    24,957,240                 5,041,858
  Change in net unrealized appreciation (depreciation)                (14,613,396)               24,864,599
                                                                  ---------------           ---------------

  Net increase in net assets from operations                           14,938,938                34,780,381
                                                                  ---------------           ---------------

Distributions to shareholders from:
  Net investment income
     Class III                                                                 --                (6,471,134)
  Net realized gains
     Class III                                                         (2,514,456)                 (981,520)
                                                                  ---------------           ---------------

                                                                       (2,514,456)               (7,452,654)
                                                                  ---------------           ---------------
  Net share transactions (Note 6):
     Class III                                                        637,167,258               259,225,489
  Purchase premiums and redemption fees (Notes 2 and 6):
     Class III                                                          2,082,133                   937,144
                                                                  ---------------           ---------------

  Total increase in net assets resulting from
    net share transactions and net purchase
    premiums and redemption fees                                      639,249,391               260,162,633
                                                                  ---------------           ---------------
     Total increase in net assets                                     651,673,873               287,490,360

NET ASSETS:
  Beginning of period                                                 287,490,360                        --
                                                                  ---------------           ---------------
  End of period (including accumulated
    undistributed net investment income of $4,595,094
    and $0, respectively)                                         $   939,164,233           $   287,490,360
                                                                  ===============           ===============

               See accompanying notes to the financial statements.

GMO BENCHMARK-FREE ALLOCATION FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                           PERIOD FROM
                                                                                          JULY 23, 2003
                                                                  SIX MONTHS ENDED        (COMMENCEMENT
                                                                  AUGUST 31, 2004     OF OPERATIONS) THROUGH
                                                                    (UNAUDITED)         FEBRUARY 29, 2004
                                                                  ---------------     ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $         24.28         $         20.00
                                                                  ---------------         ---------------
Income from investment operations:
  Net investment income (a)                                                  0.12                    0.61
  Net realized and unrealized gain                                           0.23                    4.53
                                                                  ---------------         ---------------
     Total from investment operations                                        0.35                    5.14
                                                                  ---------------         ---------------

Less distributions to shareholders:
  From net investment income                                                   --                   (0.75)
  From net realized gains                                                   (0.08)                  (0.11)
                                                                  ---------------         ---------------

     Total distributions                                                    (0.08)                  (0.86)
                                                                  ---------------         ---------------

NET ASSET VALUE, END OF PERIOD                                    $         24.55         $         24.28
                                                                  ===============         ===============
TOTAL RETURN (b)**                                                           1.47%                  25.92%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                               $       939,164         $       287,490
  Net expenses to average daily net assets (c)(d)*                           0.00%                   0.00%
  Net investment income to average daily net assets (a)*                     1.58%                   5.05%
  Portfolio turnover rate **                                                   31%                     24%
  Fees and expenses reimbursed by the
    Manager to average daily net assets: *                                   0.01%                   0.07%
  Purchase premiums and redemption fees
    consisted of the following per share amounts: +               $          0.09         $          0.13

(a) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholders.
(c) Net expenses exclude expenses incurred indirectly through investment in underlying funds. (See Note 3).
(d) Net expenses to average daily net assets was less than 0.01%.
+   Computed using average shares outstanding throughout the period
*   Annualized.
**  Not annualized.

               See accompanying notes to the financial statements.

GMO BENCHMARK-FREE ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (UNAUDITED)

1.   ORGANIZATION

     GMO Benchmark-Free Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund operates as a "fund-of-funds" and makes investments in other funds of the Trust ("underlying funds"). The Fund seeks positive return regardless of market direction. The Fund will not seek to control risk relative to a particular securities market index or benchmark. The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request by calling (617) 346-7646 or by visiting GMO's website at www.gmo.com.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Shares of underlying funds are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Foreign equity securities held by certain underlying funds in which the Fund invests are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair prices are available. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value. Securities for which quotations are not readily available, or whose values the Manager has determined to be unreliable, are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value of the underlying funds.

     Securities held by the underlying funds may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

GMO BENCHMARK-FREE ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     Certain investments in securities held by the underlying funds were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements of the underlying funds.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/ dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See Schedule of Investments for the open repurchase agreement as of August 31, 2004.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

GMO BENCHMARK-FREE ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary. (See Note 3)

     PURCHASE AND REDEMPTION OF FUND SHARES
     The premium on cash purchases of Fund shares is 0.36% of the amount invested. The fee on redemptions of Fund shares is 0.32% of the amount redeemed. The Fund's purchase premium and redemption fee are approximately equal to the weighted average of the purchase premiums and redemptions fees, if any, of the underlying funds in which the Fund was invested. The level of purchase premium and redemption fee for the Fund will be adjusted approximately annually to account for changes in the Fund's investments (i.e., changes in the percentage of Fund assets allocated to each underlying fund). If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2004 and the period ended February 29, 2004, the Fund received $2,081,380 and $937,144 in purchase premiums and $753 and $0 in redemption fees, respectively. There is no premium for reinvested distributions or in-kind transactions.

     INVESTMENT RISK
     The Fund is subject to the investment risk associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Additionally, the investment risk associated with an investment in the underlying funds may be more pronounced to the extent that the underlying funds engage in derivative transactions.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not directly charge an advisory fee or shareholder service fee, but receives advisory and shareholder service fees from the underlying funds in which the Fund invests.

GMO BENCHMARK-FREE ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     GMO has entered into a binding agreement, effective until at least June 30, 2005 to reimburse the Fund for its total annual direct operating expenses (excluding fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, transfer taxes and expenses indirectly incurred by investments in the underlying funds).

     The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the six months ended August 31, 2004, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

                              INDIRECT OPERATING                        INDIRECT INVESTMENT-RELATED
                              EXPENSES (EXCLUDING                      EXPENSES (INCLUDING, BUT NOT
                               MANAGEMENT FEES,                        LIMITED TO, INTEREST EXPENSE,
                           SHAREHOLDER SERVICE FEES      INDIRECT       FOREIGN AUDIT EXPENSE, AND       TOTAL
        INDIRECT NET        AND INVESTMENT-RELATED     SHAREHOLDER       INVESTMENT-RELATED LEGAL       INDIRECT
       MANAGEMENT FEES             EXPENSES)           SERVICE FEES              EXPENSE)               EXPENSES
     -----------------------------------------------------------------------------------------------------------
          0.376%                    0.083%                0.124%                  0.028%                 0.611%

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2004, was $1,797. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2004, aggregated $818,039,820 and $167,817,175, respectively.

5.   PRINCIPAL SHAREHOLDER AND RELATED PARTIES

     At August 31, 2004, 13.6% of the outstanding shares of the Fund was held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund. At August 31, 2004, 1.0% of the Fund was held by eleven related parties comprised of certain GMO employee accounts.

     As of August 31, 2004, substantially all of the Fund's shares were held by accounts for which the Manager has investment discretion.

GMO BENCHMARK-FREE ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

6.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                             SIX MONTHS ENDED          PERIOD FROM JULY 23, 2003
                                              AUGUST 31, 2004        (COMMENCEMENT OF OPERATIONS)
                                                (UNAUDITED)            THROUGH FEBRUARY 29, 2004
                                        --------------------------   ----------------------------
                                          SHARES        AMOUNT         SHARES         AMOUNT
                                        -----------  -------------   -----------  ---------------
     Class III:
     Shares sold                         26,699,215  $ 643,910,428    11,543,302  $   252,344,944
     Shares issued to shareholders in
       reinvestment of distributions        101,863      2,432,519       298,765        6,880,545
     Shares repurchased                    (383,020)    (9,175,689)           --               --
     Purchase premiums and redemption
       fees                                      --      2,082,133            --          937,144
                                        -----------  -------------   -----------  ---------------
     Net increase                        26,418,058  $ 639,249,391    11,842,067  $   260,162,633
                                        ===========  =============   ===========  ===============

GMO BENCHMARK-FREE ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)


7.   INVESTMENTS IN AFFILIATED ISSUERS

     A summary of the Fund's transactions in the shares of these issuers during the six months ended August 31, 2004, is set forth below:

                              VALUE,                                                         REALIZED
                           BEGINNING OF                       SALES         DIVIDEND          GAINS        VALUE, END
     AFFILIATE               PERIOD         PURCHASES       PROCEEDS         INCOME       DISTRIBUTIONS     OF PERIOD
     ------------------------------------------------------------------------------------------------------------------
     GMO Currency
     Hedged
     International Bond
     Fund, Class III      $  30,211,567   $ 171,015,649   $   3,500,000   $     235,155   $          --   $ 200,255,039
     GMO Emerging
     Country Debt Fund,
     Class IV                42,883,100     124,971,738              --       2,957,261         838,626     173,809,745
     GMO Emerging
     Markets Fund,
     Class VI                48,102,097     130,784,501              --         671,437           9,198     176,732,884
     GMO Inflation
     Indexed Bond Fund,
     Class III               59,927,259     178,273,626      12,500,000          14,743       3,567,875     227,361,902
     GMO International
     Growth Fund,
     Class III                       --      11,500,000              --              --              --      11,657,296
     GMO International
     Intrinsic Value
     Fund, Class IV          16,784,562      26,018,966      30,490,554              --              --      11,641,464
     GMO International
     Small Companies
     Fund, Class III         89,579,023     134,266,285      75,867,000         424,237       4,489,200     137,690,867
     GMO Real Estate
     Fund, Class III                 --      41,209,055      45,459,621         270,810              --              --
                          -------------   -------------   -------------   -------------   -------------   -------------
     Totals               $ 287,487,608   $ 818,039,820   $ 167,817,175   $   4,573,643   $   8,904,899   $ 939,149,197
                          =============   =============   =============   =============   =============   =============

8.   SUBSEQUENT EVENT

     Effective October 5, 2004, GMO Trust appointed a Chief Compliance Officer and adopted a compliance plan in accordance with Rule 38a-1 under the Investment Company Act of 1940, as amended.

GMO BENCHMARK-FREE ALLOCATION FUND
(A SERIES OF GMO TRUST)

FUND EXPENSES
AUGUST 31, 2004 (UNAUDITED)

     The Fund incurs ongoing operating expenses during the normal course of business, such as custodian and transfer agent fees, audit and tax fees, other expenses and indirect expenses incurred due to its investment in underlying funds. The following table, assuming a $1,000 investment in a class of shares, discloses the ending account value and operating expenses incurred for the six months ended August 31, 2004, based on, (1) the class's actual return and actual expenses, and (2) a hypothetical annualized 5% return and the class's actual expenses:

     Class III

                                                                 OPERATING
                           BEGINNING           ENDING             EXPENSE
                             VALUE             VALUE             INCURRED *
     ----------------------------------------------------------------------
     1) Actual            $ 1,000.00         $  1,014.70         $     3.10
     2) Hypothetical        1,000.00            1,022.13               3.11

     *Expenses are calculated using the Class III annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2004, of 0.61%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     You can estimate expenses incurred for the six months ended August 31, 2004, on your investment in a particular class of shares by dividing your investment value at August 31, 2004, by $1,000 and then multiplying that result by the operating expenses of the class owned as calculated above. You can also use this information to compare ongoing expenses of investing in the Fund with those of other mutual funds.

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2004

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

Beginning January 29, 2005, the Fund will be filing its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission's website at www.sec.gov. When filed, the Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund's website at www.gmo.com.

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- TABULAR HOLDINGS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

CLASSIFICATION                                                     % OF NET ASSETS
----------------------------------------------------------------------------------
Mutual Funds                                                                  99.5%
Short-Term Investments and Other Assets and Liabilities (net)                  0.5
                                                                   ---------------
                                                                             100.0%
                                                                   ===============

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

    SHARES         DESCRIPTION                                                       VALUE ($)
------------------------------------------------------------------------------------------------
                   MUTUAL FUND -- 99.5%

                   AFFILIATED ISSUER -- 99.5%
    10,036,408     GMO Emerging Country Debt Fund, Class III (Cost $97,914,313)      108,895,029
                                                                                  --------------

                   TOTAL INVESTMENTS -- 99.5%
                   (Cost $97,914,313)                                                108,895,029

                   Other Assets and Liabilities (net) -- 0.5%                            555,938
                                                                                  --------------

                   TOTAL NET ASSETS -- 100.0%                                     $  109,450,967
                                                                                  ==============

     At August 31, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                              GROSS UNREALIZED        GROSS UNREALIZED         NET UNREALIZED
       AGGREGATE COST           APPRECIATION            DEPRECIATION            APPRECIATION
     --------------------   ---------------------   ---------------------   --------------------
        $ 98,656,370            $ 10,238,659               $  --               $  10,238,659

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2004 (UNAUDITED)

ASSETS:
  Investments in affiliated issuers, at value (cost $97,914,313)
   (Notes 2 and 7)                                                            $  108,895,029
  Cash                                                                               469,371
  Receivable for Fund shares sold                                                     91,443
  Interest receivable                                                                    257
  Receivable for expenses reimbursed by Manager (Note 3)                               3,441
                                                                              --------------

     Total assets                                                                109,459,541
                                                                              --------------

LIABILITIES:
  Payable to affiliate for (Note 3):
     Trustees fee                                                                        328
  Accrued expenses                                                                     8,246
                                                                              --------------

     Total liabilities                                                                 8,574
                                                                              --------------
NET ASSETS                                                                    $  109,450,967
                                                                              ==============

NET ASSETS CONSIST OF:
  Paid-in capital                                                             $   95,365,944
  Accumulated undistributed net investment income                                  2,542,127
  Accumulated net realized gain                                                      562,180
  Net unrealized appreciation                                                     10,980,716
                                                                              --------------
                                                                              $  109,450,967
                                                                              ==============

NET ASSETS ATTRIBUTABLE TO:
  Class III shares                                                            $  109,450,967
                                                                              ==============

SHARES OUTSTANDING:
  Class III                                                                       10,297,408
                                                                              ==============

NET ASSET VALUE PER SHARE:
  Class III                                                                   $        10.63
                                                                              ==============

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
  Dividends from affiliated issuers (Note 7)                                  $    2,549,458
  Interest                                                                             1,174
                                                                              --------------

        Total income                                                               2,550,632
                                                                              --------------

EXPENSES:
  Custodian and transfer agent fees                                                    7,728
  Audit and tax fees                                                                   6,072
  Legal fees                                                                           1,380
  Trustees fees and related expenses (Note 3)                                            728
  Registration fees                                                                    6,992
  Miscellaneous                                                                          552
                                                                              --------------
     Total expenses                                                                   23,452
  Fees and expenses reimbursed by Manager (Note 3)                                   (22,724)
                                                                              --------------
     Net expenses                                                                        728
                                                                              --------------

        Net investment income                                                      2,549,904
                                                                              --------------

REALIZED AND UNREALIZED GAIN:
  Net realized gain on:
     Investments in affiliated issuers                                               584,328
     Realized gains distributions from affiliated issuers (Note 7)                   725,689
                                                                              --------------

        Net realized gain on investments                                           1,310,017
                                                                              --------------

  Change in net unrealized appreciation (depreciation) on investments              2,825,442
                                                                              --------------

     Net realized and unrealized gain                                              4,135,459
                                                                              --------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $    6,685,363
                                                                              ==============

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                  SIX MONTHS ENDED
                                                                   AUGUST 31, 2004         YEAR ENDED
                                                                     (UNAUDITED)        FEBRUARY 29, 2004
                                                                  ----------------     -------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                           $      2,549,904       $     8,758,654
  Net realized gain                                                      1,310,017            10,715,339
  Change in net unrealized appreciation (depreciation)                   2,825,442             1,900,796
                                                                  ----------------       ---------------

  Net increase in net assets from operations                             6,685,363            21,374,789
                                                                  ----------------       ---------------

Distributions to shareholders from:
  Net investment income
     Class III                                                             (10,050)          (14,886,042)
  Net realized gains
     Class III                                                            (803,996)           (3,919,639)
                                                                  ----------------       ---------------

                                                                          (814,046)          (18,805,681)
                                                                  ----------------       ---------------
  Net share transactions (Note 6):
     Class III                                                           2,636,974            32,233,513
                                                                  ----------------       ---------------

     Total increase in net assets                                        8,508,291            34,802,621

NET ASSETS:
  Beginning of period                                                  100,942,676            66,140,055
                                                                  ----------------       ---------------
  End of period (including accumulated undistributed
   net investment income of $2,542,127 and $2,273, respectively)  $    109,450,967       $   100,942,676
                                                                  ================       ================

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                   SIX MONTHS ENDED                            YEAR ENDED FEBRUARY 28/29,
                                    AUGUST 31, 2004      ----------------------------------------------------------------------
                                     (UNAUDITED)            2004           2003           2002           2001           2000
                                   ----------------      ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF
 PERIOD                               $    10.05         $     9.56     $     9.25     $     8.90     $     8.70     $     6.84
                                      ----------         ----------     ----------     ----------     ----------     ----------
Income from investment
 operations:
   Net investment income (a)                0.25+              1.10+          0.83+          1.03+          1.33+          1.10
   Net realized and unrealized
    gain                                    0.41               1.73           0.57           0.51           0.23           1.97
                                      ----------         ----------     ----------     ----------     ----------     ----------

      Total from investment
       operations                           0.66               2.83           1.40           1.54           1.56           3.07
                                      ----------         ----------     ----------     ----------     ----------     ----------

Less distributions to
 shareholders:
   From net investment income              (0.00)(b)          (1.85)         (1.09)         (1.19)         (1.36)         (1.20)
   From net realized gains                 (0.08)             (0.49)            --             --             --          (0.01)
                                      ----------         ----------     ----------     ----------     ----------     ----------

      Total distributions                  (0.08)             (2.34)         (1.09)         (1.19)         (1.36)         (1.21)
                                      ----------         ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF
 PERIOD                               $    10.63         $    10.05     $     9.56     $     9.25     $     8.90     $     8.70
                                      ==========         ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (c)                            6.63%**           29.91%         15.81%         18.47%         18.71%         46.71%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
    (000's)                           $  109,451         $  100,943     $   66,140     $   89,952     $  102,481     $   86,280
   Net expenses to average
    daily net assets (d)                    0.00%(e)*          0.00%(e)       0.00%(e)       0.00%(e)       0.00%          0.00%
   Net investment income to
    average daily net assets (a)            5.01%*            10.06%          8.88%         11.43%         14.39%         14.22%
   Portfolio turnover rate                     4%**              20%            30%            14%             0%             0%
   Fees and expenses reimbursed
    by the Manager to average
    daily net assets:                       0.04%*             0.08%          0.08%          0.06%          0.03%          0.04%

(a) Recognition of net investment income is affected by the timing of the declaration of dividends by GMO Emerging Country Debt Fund ("ECDF").
(b) Distributions from net investment income were less than $0.01.
(c) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(d) Net expenses exclude expenses incurred indirectly through investment in ECDF. (See Note 3).
(e) The ratio of net expenses to average daily net assets was less than 0.01%.
+   Computed using average shares outstanding throughout the period.
*   Annualized.
**  Not annualized.

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (UNAUDITED)

1.   ORGANIZATION

     GMO Emerging Country Debt Share Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in Class III Shares of GMO Emerging Country Debt Fund ("ECDF"), a portfolio of the Trust. GMO also serves as investment manager to ECDF. ECDF pursues its objective by investing primarily in sovereign debt of developing countries in Asia, Latin America, the Middle East, Africa and Europe. The Fund's benchmark is the J.P. Morgan Emerging Markets Bond Index Global (EMBIG). The financial statements of ECDF should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 or by visiting GMO's website at www.gmo.com.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Shares of ECDF are valued at their net asset value as reported on each business day. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value. Securities for which quotations are not readily available or whose values the manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

     Securities held by the underlying funds may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     Certain investments in securities held by the underlying funds were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements of the underlying funds. As of August 31, 2004, the total value of these securities represented 21.0% of net assets.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Income dividends and capital gain distributions from ECDF are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in ECDF (See Note 3).

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The Fund does not charge any purchase premium or redemption fee in connection with the purchase and sale of Fund shares. As a shareholder in ECDF, the Fund will indirectly bear ECDF's purchase premium and redemption fees which are 0.50% and 0.25%, respectively. ECDF's redemption fee is reduced by 50% for in-kind redemptions. These fees are paid to and retained by ECDF. If the Manager determines

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee with respect to that portion. In addition, the purchase premium or redemption fee charged by ECDF may be waived in extraordinary circumstances if ECDF will not incur transaction costs.

     INVESTMENT RISK
     The Fund is subject to the investment risk associated with an investment in ECDF. Investments in emerging country debt present certain risks that are not inherent in many other securities. Many emerging countries present elements of political and/or economic instability, which may result in ECDF's inability to collect on a timely basis, or in full, principal and interest payments. Further, countries may impose various types of foreign currency regulations or controls which may impede ECDF's ability to repatriate amounts it receives. ECDF may acquire interests in securities or bank loans which are in default at the time of acquisition in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging country debt are relatively illiquid. Accordingly, ECDF may not be able to realize in an actual sale amounts approximating those used to value its holdings. Additionally, the investment risk associated with an investment in ECDF may be more pronounced to the extent that ECDF engages in derivative transactions.

     ECDF owns loans and bonds representing significant exposure to the risk of default in many countries, but has the most sizable of such positions relating to Russia and Brazil. The Fund's financial position would be substantially adversely affected in the case of a default by either of these countries on obligations held by ECDF, or on obligations issued by those countries generally. ECDF has purchased default protection in the form of credit default swap agreements with respect to both countries, which may offset some of the losses that ECDF might experience in the case of default on bonds issued by such countries; however ECDF as of August 31, 2004 has sold more of such default protection than it has purchased. However, it is important to note that (i) such protection would not cover losses due to defaults on loan assignments or participations, (ii) such protection will generally not be sufficient to cover all of ECDF's losses in the case of default, and (iii) due to the privately negotiated nature of such instruments, under some circumstances, the protection offered by such instruments may not be realized, even if ECDF incurs substantial losses due to weakening of the credit or virtual default by the countries.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The manager does not directly charge an advisory fee or shareholder service fee. GMO, in its capacity as Manager of ECDF, earns a management fee at the annual rate of 0.35% of ECDF's average daily net assets. Additionally, Class III shares of ECDF bear a shareholder service fee at the annual rate of 0.15% of ECDF Class III shares' average daily net assets.

     GMO has entered into a binding agreement effective until at least June 30, 2005 to reimburse the Fund for its total annual direct operating expenses (excluding fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes).

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     The Fund incurs fees and expenses indirectly as a shareholder in ECDF. For the six months ended August 31, 2004, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

                            INDIRECT OPERATING                       INDIRECT INVESTMENT-RELATED
                           EXPENSES (EXCLUDING                         EXPENSES (INCLUDING, BUT
                             MANAGEMENT FEES,                          NOT LIMITED TO, INTEREST
       INDIRECT NET    SHAREHOLDER SERVICE FEES       INDIRECT        EXPENSE, FOREIGN AUDIT
        MANAGEMENT      AND INVESTMENT-RELATED      SHAREHOLDER      EXPENSE, AND INVESTMENT-     TOTAL INDIRECT
           FEES               EXPENSES)             SERVICE FEES      RELATED LEGAL EXPENSE)         EXPENSES
     -------------------------------------------------------------------------------------------------------------
           0.348%                0.058%                  0.149%                 0.032%                  0.587%

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2004 was $452. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2004, aggregated $9,125,147 and $3,850,000, respectively.

5.   PRINCIPAL SHAREHOLDERS

     At August 31, 2004, 100% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

6.    SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                             SIX MONTHS ENDED
                                             AUGUST 31, 2004                YEAR ENDED
                                               (UNAUDITED)               FEBRUARY 29, 2004
                                        -------------------------   ----------------------------
                                          SHARES        AMOUNT         SHARES         AMOUNT
                                        ----------   ------------   ------------   -------------
     Class III:
     Shares sold                           767,445   $  7,742,026      3,088,019   $  33,734,749
     Shares issued to shareholders in
      reinvestment of distributions         81,896        814,046      1,896,128      18,805,681
     Shares repurchased                   (598,762)    (5,919,098)    (1,852,245)    (20,306,917)
                                        ----------   ------------   ------------   -------------
     Net increase                          250,579   $  2,636,974      3,131,902   $  32,233,513
                                        ==========   ============   ============   =============

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

7.   INVESTMENTS IN AFFILIATED ISSUER

     A summary of the Fund's transactions in the shares of this issuer during the six months ended August 31, 2004, is set forth below:

                                 VALUE,                                                    REALIZED
                               BEGINNING                       SALES        DIVIDEND         GAIN         VALUE, END
     AFFILIATE                 OF PERIOD      PURCHASES       PROCEEDS       INCOME      DISTRIBUTIONS    OF PERIOD
     ---------------------- --------------  -------------  -------------  -------------  -------------  -------------
     GMO Emerging Country
     Debt Fund, Class III   $  100,210,111  $   9,125,147  $   3,850,000  $   2,549,458  $     725,689  $ 108,895,029
                            ==============  =============  =============  =============  =============  =============

8.   SUBSEQUENT EVENT

     Effective October 5, 2004, GMO Trust appointed a Chief Compliance Officer and adopted a compliance plan in accordance with Rule 38a-1 under the Investment Company Act of 1940, as amended.

GMO EMERGING COUNTRY DEBT SHARE FUND
(A SERIES OF GMO TRUST)

FUND EXPENSES
AUGUST 31, 2004 (UNAUDITED)

     The Fund incurs ongoing operating expenses during the normal course of business, such as custodian and transfer agent fees, audit and tax fees, other expenses and indirect expenses incurred due to the Fund's investment in ECDF. The following table, assuming a $1,000 investment in a class of shares, discloses the ending account value and operating expenses incurred for the six months ended August 31, 2004, based on, (1) the class's actual return and actual expenses, and (2) a hypothetical annualized 5% return and the class's actual expenses:

     Class III

                                                          OPERATING
                            BEGINNING        ENDING        EXPENSE
                              VALUE          VALUE        INCURRED *
     ---------------------------------------------------------------
     1) Actual             $  1,000.00    $  1,066.30     $     3.08
     2) Hypothetical          1,000.00       1,022.23           3.01

     *Expenses are calculated using the Class III annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2004 of 0.59%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     You can estimate expenses incurred for the six months ended August 31, 2004 on your investment in a particular class of shares by dividing your investment value at August 31, 2004 by $1,000 and then multiplying that result by the operating expenses of the class owned as calculated above. You can also use this information to compare ongoing expenses of investing in the Fund with those of other mutual funds.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2004

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

Beginning January 29, 2005, the Fund will be filing its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission's website at www.sec.gov. When filed, the Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund's website at www.gmo.com.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- TABULAR HOLDINGS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

CLASSIFICATION                                                     % OF NET ASSETS
----------------------------------------------------------------------------------
Automotive                                                                     1.6%
Construction                                                                   0.3
Consumer Goods                                                                10.8
Financial                                                                      8.2
Food & Beverage                                                                2.3
Health Care                                                                   23.7
Machinery                                                                      0.8
Manufacturing                                                                  4.0
Oil & Gas                                                                      3.1
Primary Process Industry                                                       0.1
Retail Stores                                                                 13.0
Services                                                                       5.4
Technology                                                                    20.9
Transportation                                                                 0.0
Utility                                                                        1.1
Mutual Funds                                                                   0.8
Futures                                                                        0.0
Short-Term Investments and Other Assets and Liabilities (net)                  3.9
                                                                   ---------------
                                                                             100.0%
                                                                   ===============

               See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES       DESCRIPTION                                                       VALUE ($)
---------------------------------------------------------------------------------------------
                COMMON STOCKS -- 95.3%

                AUTOMOTIVE -- 1.6%
      160,000   Harley-Davidson, Inc.                                               9,763,200
       16,100   Navistar International Corp. *                                        576,058
        5,000   Oshkosh Truck Corp.                                                   254,800
       18,750   Paccar, Inc.                                                        1,128,562
                                                                               --------------
                                                                                   11,722,620
                                                                               --------------

                CONSTRUCTION -- 0.3%
       52,050   D.R. Horton, Inc.                                                   1,610,427
        1,900   Georgia-Pacific Corp.                                                  64,562
          400   NVR, Inc. *                                                           200,900
                                                                               --------------
                                                                                    1,875,889
                                                                               --------------

                CONSUMER GOODS -- 10.8%
      201,784   Altria Group, Inc.                                                  9,877,327
      109,800   Avon Products, Inc.                                                 4,850,964
       13,200   Black & Decker Corp.                                                  909,876
       63,700   Coach, Inc. *                                                       2,684,955
        4,700   Columbia Sportswear Co. *                                             256,338
       14,600   Estee Lauder Cos., Inc (The) - Class A                                641,670
       20,200   Fortune Brands, Inc.                                                1,477,630
        7,500   Fossil, Inc. *                                                        215,325
      197,800   Gillette Co. (The)                                                  8,406,500
       28,700   GTECH Holdings Corp.                                                  674,450
       51,800   Harman International Industries, Inc.                               5,008,542
       18,800   Hasbro, Inc.                                                          348,364
        7,600   Herman Miller, Inc                                                    191,444
      177,200   Kimberly Clark Corp.                                               11,819,240
       19,600   Mohawk Industries, Inc. *(a)                                        1,507,632
       33,700   Nike, Inc.-Class B                                                  2,537,947
       11,500   Plantronics, Inc.                                                     446,775
      441,100   Procter & Gamble Co.                                               24,688,367
        4,100   Whirlpool Corp.                                                       250,674
                                                                               --------------
                                                                                   76,794,020
                                                                               --------------

               See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES       DESCRIPTION                                                       VALUE ($)
---------------------------------------------------------------------------------------------
                FINANCIAL -- 8.2%
       31,600   Aflac, Inc.                                                         1,267,160
       15,300   Allstate Corp. (The)                                                  722,313
       12,300   AMBAC Financial Group, Inc.                                           928,650
      274,000   American International Group, Inc.                                 19,519,760
        3,700   AmeriCredit Corp. *                                                    77,367
       10,600   CIT Group, Inc.                                                       378,844
      236,995   Fannie Mae                                                         17,644,278
       26,600   Freddie Mac                                                         1,785,392
       19,900   Hartford Financial Services Group, Inc.                             1,217,084
        8,200   Legg Mason, Inc.                                                      661,576
       35,900   Marsh & McLennan Cos., Inc.                                         1,604,371
      437,400   MBNA Corp.                                                         10,558,836
       11,900   Progressive Corp. (The)                                               955,570
       50,000   Providian Financial Corp. *(a)                                        722,000
        9,500   SEI Investments Co.                                                   310,460
                                                                               --------------
                                                                                   58,353,661
                                                                               --------------

                FOOD & BEVERAGE -- 2.3%
       54,300   Coca Cola Enterprises, Inc.                                         1,121,295
      121,600   Coca-Cola Co. (The)                                                 5,436,736
       28,000   ConAgra Foods, Inc.                                                   733,600
        8,700   JM Smucker Co. (The)                                                  400,026
       23,400   NBTY, Inc. *                                                          559,962
       24,300   Pepsi Bottling Group, Inc.                                            650,997
       92,300   PepsiCo, Inc.                                                       4,615,000
      134,400   Sara Lee Corp.                                                      2,974,272
                                                                               --------------
                                                                                   16,491,888
                                                                               --------------

                HEALTH CARE -- 23.7%
       29,900   Abbott Laboratories                                                 1,246,531
       48,200   Aetna, Inc.                                                         4,465,730
       71,600   AmerisourceBergen Corp.                                             3,873,560
       24,000   Amgen, Inc. *                                                       1,422,960

               See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES       DESCRIPTION                                                       VALUE ($)
---------------------------------------------------------------------------------------------
                HEALTH CARE -- CONTINUED
       45,500   Andrx Group *                                                         917,280
       13,400   Anthem, Inc. *(a)                                                   1,088,616
       29,600   Bard (C.R.), Inc.                                                   1,660,560
       18,800   Bausch & Lomb, Inc.                                                 1,239,860
      114,700   Baxter International, Inc.                                          3,502,938
       37,000   Becton, Dickinson & Co.                                             1,780,440
       73,500   Biomet, Inc.                                                        3,355,275
       20,906   Boston Scientific Corp. *                                             746,971
       68,602   Cardinal Health, Inc.                                               3,100,810
        4,300   Cooper Cos., Inc.                                                     249,185
       46,300   Coventry Health Care, Inc. *(a)                                     2,351,114
       26,000   Eon Labs, Inc. *                                                      654,160
       53,600   Forest Laboratories, Inc. *                                         2,457,560
       51,200   Genentech, Inc. *                                                   2,497,536
      137,100   Guidant Corp.                                                       8,198,580
       16,400   HCA, Inc.                                                             636,484
       93,400   Health Management Associates, Inc.-Class A                          1,785,808
       66,500   Health Net, Inc. *                                                  1,725,010
       20,600   Henry Schein, Inc. *                                                1,282,968
        4,800   Idexx Laboratories, Inc. *                                            233,808
       17,400   Inamed Corp. *                                                        924,636
       39,425   Ivax Corp. *                                                          763,268
      415,064   Johnson & Johnson                                                  24,115,218
       74,500   Lincare Holdings, Inc. *                                            2,394,430
       22,700   McKesson Corp.                                                        702,565
       15,200   Medco Health Solutions, Inc. *                                        474,696
       36,200   Medtronic, Inc.                                                     1,800,950
      711,100   Merck & Co., Inc.                                                  31,978,167
       21,900   Pacificare Health Systems, Inc. *                                     714,159
       22,200   Patterson Cos., Inc. *                                              1,625,706
      799,076   Pfizer, Inc.                                                       26,105,813
       12,700   Quest Diagnostics, Inc. (a)                                         1,087,120
       21,700   Renal Care Group, Inc. *                                              687,239
      241,500   Schering-Plough Corp.                                               4,458,090

               See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES       DESCRIPTION                                                       VALUE ($)
---------------------------------------------------------------------------------------------
                HEALTH CARE  -- CONTINUED
       63,200   Stryker Corp.                                                       2,862,960
      128,600   Tenet Healthcare Corp. *                                            1,340,012
      177,550   UnitedHealth Group, Inc.                                           11,741,381
        2,500   Universal Health Services, Inc.-Class B                               112,625
       34,400   Valeant Pharmaceuticals International                                 807,024
       43,800   Varian Medical Systems, Inc. *                                      1,451,970
       13,300   WellPoint Health Networks *                                         1,305,794
       16,800   Zimmer Holdings, Inc. *                                             1,197,840
                                                                               --------------
                                                                                  169,125,407
                                                                               --------------

                MACHINERY -- 0.8%
       33,300   BJ Services Co *                                                    1,600,065
       18,600   Caterpillar, Inc.                                                   1,352,220
        2,900   Cummins, Inc.                                                         195,141
        8,600   MSC Industrial Direct Co. - Class A                                   267,202
       36,300   Smith International, Inc. *(a)                                      2,068,374
                                                                               --------------
                                                                                    5,483,002
                                                                               --------------

                MANUFACTURING -- 4.0%
       79,800   3M Co.                                                              6,572,328
      137,200   American Standard Cos., Inc. *                                      5,160,092
       45,700   Danaher Corp.                                                       2,349,894
       82,100   General Electric Co.                                                2,692,059
       16,700   Honeywell International, Inc.                                         600,866
       92,557   Illinois Tool Works, Inc.                                           8,449,529
        1,500   Precision Castparts Corp.                                              82,635
       11,800   Textron, Inc.                                                         749,182
       15,900   United Technologies Corp.                                           1,493,169
                                                                               --------------
                                                                                   28,149,754
                                                                               --------------

                OIL & GAS -- 3.1%
       20,600   ChevronTexaco Corp.                                                 2,008,500
          400   ConocoPhillips                                                         29,772
      425,700   Exxon Mobil Corp.                                                  19,624,770
       16,800   XTO Energy, Inc.                                                      471,072
                                                                               --------------
                                                                                   22,134,114
                                                                               --------------

               See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES       DESCRIPTION                                                       VALUE ($)
---------------------------------------------------------------------------------------------
                PRIMARY PROCESS INDUSTRY -- 0.1%
        9,100   Monsanto Co.                                                          333,060
       16,500   Sherwin-Williams Co. (The)                                            681,450
                                                                               --------------
                                                                                    1,014,510
                                                                               --------------

                RETAIL STORES -- 13.0%
       65,300   Abercrombie & Fitch Co.-Class A                                     1,828,400
       44,700   Advance Auto Parts *                                                1,656,582
       25,950   AnnTaylor Stores Corp. *                                              627,212
      113,700   Bed Bath & Beyond, Inc. *                                           4,254,654
       27,000   Best Buy Co., Inc.                                                  1,256,040
       34,200   CDW Corp.                                                           2,000,700
       32,200   Chico's FAS, Inc. *(a)                                              1,316,980
       36,700   Claire's Stores, Inc.                                                 893,278
       46,500   CVS Corp.                                                           1,860,000
       73,600   Dollar General Corp.                                                1,449,920
       84,800   Dollar Tree Stores, Inc. *                                          1,993,648
       39,200   eBay, Inc. *                                                        3,392,368
       45,900   Fastenal Co.                                                        2,881,602
        5,000   Federated Department Stores                                           217,000
       14,700   Foot Locker, Inc.                                                     328,839
       86,600   Gap (The), Inc.                                                     1,622,884
      923,200   Home Depot, Inc.                                                   33,752,192
      119,900   Kroger Co. *                                                        1,981,947
       68,034   Lowe's Cos., Inc.                                                   3,381,290
       28,500   May Department Stores Co. (The)                                       698,535
       58,200   Nordstrom, Inc.                                                     2,160,966
        7,700   O'Reilly Automotive, Inc. *                                           303,457
       33,750   Pacific Sunwear of California, Inc. *                                 646,650
       49,500   Pier 1 Imports, Inc.                                                  858,825
       56,800   Rent-A-Center, Inc. *                                               1,709,680
       59,100   Ross Stores, Inc.                                                   1,249,965
       20,300   Sears Roebuck & Co.                                                   777,084
       15,400   Supervalu, Inc.                                                       405,944
       30,500   Target Corp.                                                        1,359,690
       31,800   Tiffany & Co. (a)                                                     984,210

               See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES       DESCRIPTION                                                       VALUE ($)
---------------------------------------------------------------------------------------------
                RETAIL STORES -- CONTINUED
      136,260   TJX Cos., Inc.                                                      2,883,262
       32,200   Urban Outfitters, Inc. *                                              977,270
       88,300   Walgreen Co.                                                        3,218,535
       89,100   Wal-Mart Stores, Inc.                                               4,692,897
       40,800   Whole Foods Market, Inc. (a)                                        3,171,384
                                                                               --------------
                                                                                   92,793,890
                                                                               --------------

                SERVICES -- 5.4%
       22,100   Apollo Group, Inc.-Class A *                                        1,723,800
       92,900   Applebee's International, Inc.                                      2,236,103
       21,400   Brinker International, Inc. *                                         651,630
       17,400   CBRL Group, Inc.                                                      554,712
      214,200   Cendant Corp.                                                       4,633,146
        6,000   Cheesecake Factory (The) *                                            248,280
        2,000   Factset Research Systems, Inc.                                         89,060
       30,500   Harrah's Entertainment, Inc.                                        1,469,795
       13,400   Interpublic Group of Cos., Inc. *                                     141,370
       32,500   ITT Educational Services, Inc. *                                    1,123,525
       22,500   Mandalay Resort Group                                               1,526,400
        3,900   Marriott International, Inc. - Class A                                185,055
      178,000   McDonald's Corp.                                                    4,809,560
        5,700   Moody's Corp.                                                         390,792
       55,700   Outback Steakhouse, Inc.                                            2,180,098
        4,000   Regis Corp.                                                           163,720
       12,200   Robert Half International, Inc.                                       298,900
      198,800   Starbucks Corp. *                                                   8,596,112
      137,100   Sysco Corp.                                                         4,406,394
       21,000   Walt Disney Co.                                                       471,450
       47,300   Wendy's International, Inc.                                         1,625,701
       30,700   Yum! Brands, Inc.                                                   1,219,097
                                                                               --------------
                                                                                   38,744,700
                                                                               --------------

                TECHNOLOGY -- 20.9%
       46,700   Adobe Systems, Inc.                                                 2,142,129
       13,700   Agilent Technologies, Inc. *                                          280,850

               See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES       DESCRIPTION                                                       VALUE ($)
---------------------------------------------------------------------------------------------
                TECHNOLOGY -- CONTINUED
       57,900   Amkor Technology, Inc. *                                              220,020
        4,100   Applied Materials, Inc. *                                              65,149
       89,800   Atmel Corp. *                                                         313,402
      111,702   Autodesk, Inc.                                                      4,960,686
        2,700   Avery Dennison Corp.                                                  167,805
      203,900   Boeing Co. (The)                                                   10,647,658
       25,300   Broadcom Corp.-Class A *                                              686,642
      299,900   Cisco Systems, Inc. *                                               5,626,124
        1,300   Computer Associates International, Inc.                                31,486
       56,200   Convergys Corp. *                                                     781,180
       49,600   Cypress Semiconductor Corp. *                                         484,096
      669,700   Dell, Inc. *                                                       23,332,348
       12,000   Electronic Arts, Inc. *                                               597,360
      242,900   First Data Corp.                                                   10,262,525
       11,900   General Dynamics Corp.                                              1,161,916
      595,508   Intel Corp.                                                        12,678,365
       16,400   International Rectifier Corp. *                                       538,904
       53,300   Lexmark International, Inc. *                                       4,714,385
       43,100   Maxim Integrated Products, Inc.                                     1,871,833
      359,700   Microsoft Corp.                                                     9,819,810
      404,800   Motorola, Inc.                                                      6,537,520
       17,100   National Instruments Corp.                                            445,797
       37,000   National Semiconductor Corp. *                                        493,210
       11,600   NCR Corp. *                                                           512,372
      207,200   Oracle Corp. *                                                      2,065,784
       17,400   PerkinElmer, Inc.                                                     304,152
        2,200   ProcureNet, Inc. *(b)                                                       0
      772,800   Qualcomm, Inc.                                                     29,405,040
      156,100   Symantec Corp. *                                                    7,486,556
       22,000   Tech Data Corp. *                                                     828,520
      339,500   Texas Instruments, Inc.                                             6,633,830
        3,700   Total System Services, Inc.                                            82,288
       14,300   United Defense Industries, Inc. *                                     546,689
       31,900   Waters Corp. *                                                      1,381,589
       45,400   Yahoo!, Inc. *                                                      1,294,354
                                                                               --------------
                                                                                  149,402,374
                                                                               --------------

               See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES/
PAR VALUE ($)   DESCRIPTION                                                       VALUE ($)
---------------------------------------------------------------------------------------------
                TRANSPORTATION -- 0.0%
        3,200   FedEx Corp.                                                           262,368
                                                                               --------------

                UTILITY -- 1.1%
      128,100   AES Corp. (The) *                                                   1,292,529
       27,800   Duke Energy Corp.                                                     615,492
       19,700   Edison International                                                  529,536
       35,500   NII Holdings, Inc.-Class B *(a)                                     1,301,075
       11,700   UGI Corp.                                                             399,672
       66,100   Verizon Communications, Inc.                                        2,594,425
       41,400   Xcel Energy, Inc. (a)                                                 730,710
                                                                               --------------
                                                                                    7,463,439
                                                                               --------------

                TOTAL COMMON STOCKS (COST $674,292,893)                           679,811,636
                                                                               --------------

                MUTUAL FUNDS -- 0.8%

    3,997,745   Dreyfus Cash Management Plus Fund (c)                               3,997,745
    1,705,125   Merrimac Cash Series, Premium Class (c)                             1,705,125
                                                                               --------------

                TOTAL MUTUAL FUNDS (COST $5,702,870)                                5,702,870
                                                                               --------------

                SHORT-TERM INVESTMENTS -- 10.1%

                CASH EQUIVALENTS -- 0.9%
    6,730,755   Harris Trust & Savings Bank Eurodollar Time Deposit, 1.51%,
                due 9/16/04 (c)                                                     6,730,755
                                                                               --------------

                U.S. GOVERNMENT -- 0.2%
    1,700,000   U.S. Treasury Bill, 1.04%, due 9/23/04 (d)(e)                       1,698,889
                                                                               --------------

               See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

PAR VALUE ($)   DESCRIPTION                                                       VALUE ($)
---------------------------------------------------------------------------------------------

                REPURCHASE AGREEMENTS -- 9.0%
   28,388,298   Citigroup Global Markets Repurchase Agreement, dated 8/31/04, due 9/01/04, with a maturity value of $28,389,165, and an
                effective yield of 1.10%, collateralized by a U.S. Treasury
                Bond with a rate of 8.75%, maturity date of 8/15/20, and a
                market value, including accrued interest of $28,990,466.           28,388,298

   35,465,442   Morgan Stanley Repurchase Agreement, dated 8/31/04, due
                9/01/04, with a maturity value of $35,466,527, and an
                effective yield of 1.10%, collateralized by a U.S.
                Treasury Note with a rate of 2.75%, maturity date of
                7/31/06, and a market value, including accrued interest
                of $36,350,148.                                                    35,465,442
                                                                               --------------
                                                                                   63,853,740
                                                                               --------------

                TOTAL SHORT-TERM INVESTMENTS (COST $72,283,384)                    72,283,384
                                                                               --------------

                TOTAL INVESTMENTS -- 106.2%
                (Cost $752,279,147)                                               757,797,890

                Other Assets and Liabilities (net) -- (6.2%)                      (44,345,931)
                                                                               --------------

                TOTAL NET ASSETS -- 100.0%                                     $  713,451,959
                                                                               ==============

                NOTES TO THE SCHEDULE OF INVESTMENTS:

                *   Non-income producing security.
                (a) All or a portion of this security is out on loan (Note 2).
                (b) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 2).
                (c) Investment of security lending collateral (Note 2).
                (d) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 2).
                (e) Rate shown represents yield to maturity.

               See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     At August 31, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                             GROSS UNREALIZED        GROSS UNREALIZED       NET UNREALIZED
       AGGREGATE COST          APPRECIATION            DEPRECIATION          APPRECIATION
     -------------------    -------------------     ------------------   -------------------
       $ 754,742,234           $ 30,394,561           $ (27,338,905)         $ 3,055,656

     At February 29, 2004, GMO Growth Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Internal Revenue Code, of $29,677,991, $10,843,791 and $782,016,
     expiring in 2010, 2011 and 2012, respectively. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Internal Revenue Code related to share ownership activity.

     A summary of outstanding financial instruments at August 31, 2004 is as follows:

     FUTURES CONTRACTS

       NUMBER OF                                       CONTRACT     NET UNREALIZED
       CONTRACTS         TYPE       EXPIRATION DATE      VALUE       APPRECIATION
     -------------  --------------  ---------------  -------------  --------------
        Buys

         77         S&P 500         September 2004   $  21,253,925  $      118,420
                                                                    ==============

     At August 31, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

               See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2004 (UNAUDITED)

ASSETS:
  Investments, at value, including securities on loan of $12,039,366
   (cost $752,279,147) (Note 2)                                               $  757,797,890
  Receivable for investments sold                                                 18,635,883
  Receivable for Fund shares sold                                                    116,087
  Dividends and interest receivable                                                  848,823
  Receivable for variation margin on open futures contracts (Note 2)               1,670,365
  Receivable for expenses reimbursed by Manager (Note 3)                              16,895
                                                                              --------------

     Total assets                                                                779,085,943
                                                                              --------------

LIABILITIES:
  Payable for investments purchased                                               52,728,542
  Payable upon return of securities loaned (Note 2)                               12,433,625
  Payable for Fund shares repurchased                                                 22,064
  Payable to affiliate for (Note 3):
     Management fee                                                                  189,581
     Shareholder service fee                                                          48,346
     Administration fee - Class M                                                     50,437
     Trustees fee                                                                      1,173
  Payable for 12b-1 fee - Class M                                                    122,814
  Accrued expenses                                                                    37,402
                                                                              --------------
     Total liabilities                                                            65,633,984
                                                                              --------------
NET ASSETS                                                                    $  713,451,959
                                                                              ==============

NET ASSETS CONSIST OF:
  Paid-in capital                                                             $  730,462,125
  Accumulated undistributed net investment income                                    520,170
  Distributions in excess of net realized loss                                   (23,167,499)
  Net unrealized appreciation                                                      5,637,163
                                                                              --------------
                                                                              $  713,451,959
                                                                              ==============

NET ASSETS ATTRIBUTABLE TO:
  Class III shares                                                            $  396,640,143
                                                                              ==============
  Class M shares                                                              $  316,811,816
                                                                              ==============

SHARES OUTSTANDING:
  Class III                                                                       23,216,411
                                                                              ==============
  Class M                                                                         18,614,511
                                                                              ==============

NET ASSET VALUE PER SHARE:
  Class III                                                                   $        17.08
                                                                              ==============
  Class M                                                                     $        17.02
                                                                              ==============

               See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
  Dividends                                                                   $    3,513,527
  Interest (including securities lending income of $4,385)                            67,937
                                                                              --------------

           Total income                                                            3,581,464
                                                                              --------------

EXPENSES:
  Management fee (Note 3)                                                          1,069,785
  Shareholder service fee (Note 3) - Class III                                       276,767
  12b-1 fee (Note 3) - Class M                                                       349,164
  Administration fee (Note 3)  - Class M                                             279,331
  Custodian and transfer agent fees                                                   55,200
  Audit and tax fees                                                                  19,780
  Legal fees                                                                           8,648
  Trustees fees and related expenses (Note 3)                                          4,600
  Registration fees                                                                   10,948
  Miscellaneous                                                                        3,221
                                                                              --------------
     Total expenses                                                                2,077,444
  Fees and expenses reimbursed by Manager (Note 3)                                   (97,796)
                                                                              --------------
     Net expenses                                                                  1,979,648
                                                                              --------------

        Net investment income                                                      1,601,816
                                                                              --------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
     Investments                                                                  22,499,455
     Closed futures contracts                                                     (1,051,966)
                                                                              --------------

        Net realized gain                                                         21,447,489
                                                                              --------------

  Change in net unrealized appreciation (depreciation) on:
     Investments                                                                 (66,153,041)
     Open futures contracts                                                          140,544
                                                                              --------------

        Net unrealized loss                                                      (66,012,497)
                                                                              --------------

     Net realized and unrealized loss                                            (44,565,008)
                                                                              --------------

               See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $  (42,963,192)
                                                                              ==============

               See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS ENDED
                                                                 AUGUST 31, 2004              YEAR ENDED
                                                                    (UNAUDITED)           FEBRUARY 29, 2004
                                                               ---------------------    ---------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                           $     1,601,816          $     2,384,172
  Net realized gain                                                    21,447,489               35,790,047
  Change in net unrealized appreciation (depreciation)                (66,012,497)              95,212,422
                                                                  ---------------          ---------------

  Net increase (decrease) in net assets from operations               (42,963,192)             133,386,641
                                                                  ---------------          ---------------

Distributions to shareholders from:
  Net investment income
     Class III                                                           (762,511)              (2,827,789)
     Class M                                                             (319,135)                (434,159)
                                                                  ---------------          ---------------
        Total distributions from net investment income                 (1,081,646)              (3,261,948)
                                                                  ---------------          ---------------
  Net realized gains
     Class III                                                        (13,045,193)              (8,019,206)
     Class M                                                          (10,630,834)              (1,698,158)
                                                                  ---------------          ---------------
        Total distributions from net realized gains                   (23,676,027)              (9,717,364)
                                                                  ---------------          ---------------

                                                                      (24,757,673)             (12,979,312)
                                                                  ---------------          ---------------
  Net share transactions (Note 6):
     Class III                                                         (2,891,963)              37,594,845
     Class M                                                          146,999,840              156,705,819
                                                                  ---------------          ---------------
  Increase in net assets resulting from net share transactions        144,107,877              194,300,664
                                                                  ---------------          ---------------

     Total increase in net assets                                      76,387,012              314,707,993

NET ASSETS:
  Beginning of period                                                 637,064,947              322,356,954
                                                                  ---------------          ---------------
  End of period (including accumulated undistributed
    net investment income of $520,170 and $0, respectively)       $   713,451,959          $   637,064,947
                                                                  ===============          ===============

               See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                 SIX MONTHS ENDED                           YEAR ENDED FEBRUARY 28/29,
                                  AUGUST 31, 2004     ----------------------------------------------------------------------
                                    (UNAUDITED)          2004           2003           2002          2001(a)        2000(a)
                                 ----------------     ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $      19.03       $    14.29     $    18.23     $    21.19     $    54.45     $    45.54
                                   ------------       ----------     ----------     ----------     ----------     ----------
Income from investment
  operations:
   Net investment income                   0.06             0.10           0.10           0.10           0.14           0.22
   Net realized and unrealized
     gain (loss)                          (1.28)            5.14          (3.94)         (2.97)        (10.78)         18.84
                                   ------------       ----------     ----------     ----------     ----------     ----------

      Total from investment
        operations                        (1.22)            5.24          (3.84)         (2.87)        (10.64)         19.06
                                   ------------       ----------     ----------     ----------     ----------     ----------

Less distributions to
  shareholders:
   From net investment income             (0.04)           (0.14)         (0.10)         (0.09)         (0.15)         (0.26)
   From net realized gains                (0.69)           (0.36)            --             --         (22.47)         (9.89)
                                   ------------       ----------     ----------     ----------     ----------     ----------

      Total distributions                 (0.73)           (0.50)         (0.10)         (0.09)        (22.62)        (10.15)
                                   ------------       ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF
  PERIOD                           $      17.08       $    19.03     $    14.29     $    18.23     $    21.19     $    54.45
                                   ============       ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (b)                          (6.48)%**        36.93%        (21.13)%       (13.57)%       (25.76)%        45.24%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
     (000's)                       $    396,640       $  437,200     $  302,051     $  116,306     $  114,988     $  204,662
   Net expenses to average
     daily net assets                      0.48%*           0.48%          0.48%          0.48%          0.48%          0.48%
   Net investment income to
     average daily net assets              0.62%*           0.62%          0.72%          0.54%          0.27%          0.50%
   Portfolio turnover rate                   61%**            97%            72%           101%           111%            48%
   Fees and expenses reimbursed
     by the Manager to average
     daily net assets:                     0.03%*           0.05%          0.09%          0.07%          0.07%          0.06%

(a) Amounts were restated to reflect a 1:11 reverse stock split effective March 16, 2001.
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
*   Annualized.
**  Not annualized.

               See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS M SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       SIX MONTHS ENDED     YEAR ENDED FEBRUARY 28/29,
                                                       AUGUST 31, 2004      --------------------------
                                                         (UNAUDITED)          2004            2003(a)
                                                     --------------------   ----------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD                     $    18.97         $    14.25      $    15.27
                                                         ----------         ----------      ----------

Income from investment operations:
   Net investment income                                       0.03               0.09            0.04
   Net realized and unrealized gain (loss)                    (1.27)              5.09           (1.01)
                                                         ----------         ----------      ----------

      Total from investment operations                        (1.24)              5.18           (0.97)
                                                         ----------         ----------      ----------

Less distributions to shareholders:
   From net investment income                                 (0.02)             (0.10)          (0.05)
   From net realized gains                                    (0.69)             (0.36)             --
                                                         ----------         ----------      ----------
      Total distributions                                     (0.71)             (0.46)          (0.05)
                                                         ----------         ----------      ----------
NET ASSET VALUE, END OF PERIOD                           $    17.02         $    18.97      $    14.25
                                                         ==========         ==========      ==========
TOTAL RETURN (b)                                              (6.60)%**          36.58%          (6.31)%**

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                     $  316,812         $  199,865      $   20,306
   Net expenses to average daily net assets                    0.78%*             0.78%           0.78%*
   Net investment income to average daily net assets           0.32%*             0.29%           0.51%*
   Portfolio turnover rate                                       61%**              97%             72%
   Fees and expenses reimbursed by the
     Manager to average daily net assets:                      0.03%*             0.05%           0.09%*

(a) Period from September 11, 2002 (commencement of operations) through February 28, 2003.
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
*   Annualized.
**  Not annualized.

               See accompanying notes to the financial statements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (UNAUDITED)

1.   ORGANIZATION

     GMO Growth Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks long-term growth of capital. The Fund's benchmark is the Russell 1000 Growth Index.

     Throughout the six months ended August 31, 2004, the Fund had two classes of shares outstanding: Class III and Class M. Class M shares bear an administrative fee and a 12b-1 fee, while Class III shares bear a shareholder service fee (See Note 3). The principal economic difference between the classes of shares is the level of fees borne by the classes.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in

GMO GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See the Schedule of Investments for all open futures contracts as of August 31, 2004.

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2004, the Fund held no open swap agreements.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See Schedule of Investments for open repurchase agreements as of August 31, 2004.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. As of August 31, 2004, the Fund had loaned securities having a market value of $12,039,366 collateralized by cash in the amount of $12,433,625 which was invested in short-term instruments.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis

GMO GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     ALLOCATION OF OPERATING ACTIVITY
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata between the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class's operations.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of 0.33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

     Class M shares of the Fund pay GMO an administration fee monthly at the annual rate of 0.20% of the average daily Class M net assets for support services provided to Class M shareholders.

     Fund Distributors, Inc. (the "Distributor") serves as the Fund's distributor. Pursuant to a Rule 12b-1 distribution plan adopted by the Fund, Class M shares of the Fund pay a fee, at the annual rate of 0.25% of average daily Class M net assets for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund. This fee may be spent by the Distributor on personal services rendered to Class M shareholders of the Fund and/or maintenance of Class M shareholder accounts.

     GMO has entered into a binding agreement effective until at least June 30, 2005 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees (Class III only), administration fees (Class M only), 12b-1 fees (Class M only), fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.33% of the average daily net assets.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2004 was $2,760. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2004, aggregated $483,915,537 and $385,554,370 respectively.

5.   PRINCIPAL SHAREHOLDERS

     At August 31, 2004, 34.8% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

6.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              AUGUST 31, 2004                  YEAR ENDED
                                                (UNAUDITED)                 FEBRUARY 29, 2004
                                        ----------------------------   ----------------------------
     CLASS III:                           SHARES          AMOUNT          SHARES         AMOUNT
                                        -----------   --------------   ------------   -------------
     Shares sold                          4,951,370   $   85,446,371      4,941,266   $  89,848,240
     Shares issued to shareholders in
     reinvestment of distributions          788,507       13,798,989        577,098      10,293,178
     Shares repurchased                  (5,499,397)    (102,137,323)    (3,682,608)    (62,546,573)
                                        -----------   --------------   ------------   -------------
     Net increase (decrease)                240,480   $   (2,891,963)     1,835,756   $  37,594,845
                                        ===========   ==============   ============   =============

                                              SIX MONTHS ENDED
                                              AUGUST 31, 2004                  YEAR ENDED
                                                (UNAUDITED)                 FEBRUARY 29, 2004
                                        ----------------------------   ----------------------------
     CLASS M:                             SHARES          AMOUNT          SHARES         AMOUNT
                                        -----------   --------------   ------------   -------------
     Shares sold                          8,971,767   $  162,896,018      9,595,449   $ 164,701,580
     Shares issued to shareholders in
     reinvestment of distributions          628,296       10,949,969        119,910       2,132,317
     Shares repurchased                  (1,521,989)     (26,846,147)      (603,850)    (10,128,078)
                                        -----------   --------------   ------------   --------------
     Net increase                         8,078,074   $  146,999,840      9,111,509   $ 156,705,819
                                        ===========   ==============   ============   ==============

7.   SUBSEQUENT EVENT

     Effective October 5, 2004, GMO Trust appointed a Chief Compliance Officer and adopted a compliance plan in accordance with Rule 38a-1 under the Investment Company Act of 1940, as amended.

GMO GROWTH FUND
(A SERIES OF GMO TRUST)

FUND EXPENSES
AUGUST 31, 2004 (UNAUDITED)

     The Fund incurs ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees, 12b-1 fees and other expenses. The following tables, assuming a $1,000 investment in a class of shares, disclose the ending account value and operating expenses incurred for the six months ended August 31, 2004, based on, (1) the classes' actual return and actual expenses, and (2) a hypothetical annualized 5% return and the classes' actual expenses:

     Class III

                                                            OPERATING
                              BEGINNING        ENDING        EXPENSE
                                VALUE           VALUE       INCURRED *
     -----------------------------------------------------------------
     1) Actual               $ 1,000.00      $   935.20     $     2.34
     2) Hypothetical           1,000.00        1,022.79           2.45

     *Expenses are calculated using the Class III annualized expense ratio for the six months ended August 31, 2004 of 0.48%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     Class M

                                                            OPERATING
                              BEGINNING        ENDING        EXPENSE
                                VALUE           VALUE       INCURRED *
     -----------------------------------------------------------------
     1) Actual               $ 1,000.00      $   934.00     $     3.80
     2) Hypothetical           1,000.00        1,021.27           3.97

     *Expenses are calculated using the Class M annualized expense ratio for the six months ended August 31, 2004 of 0.78%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     You can estimate expenses incurred for the six months ended August 31, 2004 on your investment in a particular class of shares by dividing your investment value at August 31, 2004 by $1,000 and then multiplying that result by the operating expenses of the class owned as calculated above. You can also use this information to compare ongoing expenses of investing in the Fund with those of other mutual funds.

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2004

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

Beginning January 29, 2005, the Fund will be filing its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission's website at www.sec.gov. When filed, the Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund's website at www.gmo.com.

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- TABULAR HOLDINGS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

CLASSIFICATION                                                            % OF NET ASSETS
-----------------------------------------------------------------------------------------
Apartments                                                                           15.9%
Diversified                                                                           8.1
Health Care                                                                           5.5
Hotels                                                                                4.5
Industrial                                                                            5.8
Manufactured Housing                                                                  0.6
Office Central Business District                                                      9.7
Office Suburban                                                                      12.4
Outlets                                                                               1.5
Regional Malls                                                                       14.7
Shopping Centers                                                                     11.8
Storage                                                                               3.7
Triple Net                                                                            3.6
Mutual Funds                                                                          0.6
Short-Term Investments and Other Assets and Liabilities (net)                         1.6
                                                                          ---------------
                                                                                    100.0%
                                                                          ===============

               See accompanying notes to the financial statements.

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

  SHARES      DESCRIPTION                                             VALUE ($)
--------------------------------------------------------------------------------
              REAL ESTATE INVESTMENTS -- 97.8%

              COMMON STOCKS -- 1.2%

              HOTELS -- 1.2%
    91,400    Starwood Hotels & Resorts Worldwide, Inc.                4,039,880
                                                                    ------------

              TOTAL COMMON STOCKS (COST $3,682,258)                    4,039,880
                                                                    ------------

              REAL ESTATE INVESTMENT TRUSTS -- 96.6%

              APARTMENTS -- 15.9%
    27,900    AMLI Residential Properties Trust                          867,690
    73,900    Apartment Investment & Management Co, Class A            2,623,450
   297,000    Archstone-Smith Trust                                    9,281,250
    32,900    Associated Estates Realty Corp                             308,273
   104,900    Avalonbay Communities Inc                                6,335,960
    84,900    BRE Properties Inc                                       3,172,713
    42,400    Camden Property Trust                                    1,996,192
    59,900    Cornerstone Realty Income Trust                            575,040
   474,200    Equity Residential Properties Trust                     15,359,338
    24,900    Essex Property Trust Inc                                 1,836,375
    38,700    Gables Residential Trust                                 1,287,162
    39,000    Home Properties of NY Inc (a)                            1,572,870
    67,900    Investors Real Estate Trust                                682,395
    18,300    Mid America Apartment Community                            725,595
    84,300    Post Properties                                          2,562,720
    33,400    Summit Properties Inc                                      907,144
    30,500    Town & Country Trust (a)                                   774,395
   111,600    United Dominion Realty Trust Inc                         2,369,268
                                                                    ------------
                                                                      53,237,830
                                                                    ------------
              DIVERSIFIED -- 8.1%
   185,800    Catellus Development Corp                                5,066,766
    32,500    Colonial Properties Trust                                1,314,625
    38,300    Cousins Properties Inc                                   1,378,800

               See accompanying notes to the financial statements.

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

  SHARES      DESCRIPTION                                             VALUE ($)
--------------------------------------------------------------------------------
              DIVERSIFIED -- CONTINUED
    77,900    Crescent Real Estate Equities                            1,244,063
    24,800    Glenborough Realty Trust Inc                               507,904
    25,300    Pennsylvania Real Estate                                   967,978
   233,500    Vornado Realty Trust                                    14,654,460
    62,700    Washington Real Estate Investment Trust                  1,901,691
                                                                    ------------
                                                                      27,036,287
                                                                    ------------

              HEALTH CARE -- 5.5%
    81,600    Health Care Inc                                          2,774,400
   203,000    Health Care Property Investors Inc                       5,146,050
    63,700    Healthcare Realty Trust Inc                              2,404,675
   115,400    Nationwide Health Properties                             2,342,620
   123,000    Senior Housing Properties Trust                          2,152,500
    23,100    Universal Health Realty Income                             676,599
   111,100    Ventas Inc                                               3,038,585
                                                                    ------------
                                                                      18,535,429
                                                                    ------------

              HOTELS -- 3.3%
    12,000    Boykin Lodging Co                                          100,440
    43,400    Equity Inns Inc                                            414,470
    45,500    Felcor Lodging Trust Inc *                                 532,805
   108,100    Hospitality Properties Trust                             4,534,795
   306,700    Host Marriott Corp *                                     4,094,445
    38,500    Innkeepers USA Trust                                       444,290
    19,400    Lasalle Hotel Properties                                   547,856
    50,400    Meristar Hospitality Corp *                                290,304
    21,700    Winston Hotels Inc                                         221,557
                                                                    ------------
                                                                      11,180,962
                                                                    ------------

              INDUSTRIAL -- 5.8%
   100,400    AMB Property Corp                                        3,749,940
    43,500    Centerpoint Properties Corp                              1,829,610
    22,900    Eastgroup Properties Inc                                   772,875
    52,400    First Industrial Realty Trust                            2,096,000
   304,400    Prologis                                                11,004,060
                                                                    ------------
                                                                      19,452,485
                                                                    ------------

               See accompanying notes to the financial statements.

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

  SHARES      DESCRIPTION                                             VALUE ($)
--------------------------------------------------------------------------------
              MANUFACTURED HOUSING -- 0.6%
    14,000    American Land Lease Inc                                    268,800
    20,400    Manufactured Home Communities                              682,788
    26,700    Sun Communities Inc                                      1,041,300
     9,200    United Mobile Homes Inc                                    131,560
                                                                    ------------
                                                                       2,124,448
                                                                    ------------

              OFFICE CENTRAL BUSINESS DISTRICT -- 9.7%
   158,200    Boston Properties Inc                                    8,776,936
   688,500    Equity Office Properties Trust                          19,663,560
    55,100    SL Green Realty Corp                                     2,755,000
    84,900    Trizec Properties Inc                                    1,434,810
                                                                    ------------
                                                                      32,630,306
                                                                    ------------

              OFFICE SUBURBAN -- 12.4%
    33,700    Alexandria Real Estate Equity Inc                        2,183,760
    73,000    Arden Realty Group Inc                                   2,396,590
    34,800    Bedford Property Investors                               1,075,320
    89,600    Brandywine Realty Trust                                  2,652,160
    43,700    CarrAmerica Realty Corp                                  1,456,958
    30,500    Corporate Office Properties                                806,725
    28,000    CRT Properties, Inc.                                       624,960
   188,800    Duke Realty Investments                                  6,419,200
    39,300    Highwood Properties Inc                                    966,780
   361,800    HRPT Properties Trust                                    3,900,204
    48,400    Kilroy Realty Corp                                       1,831,940
   154,200    Liberty Property Trust                                   6,238,932
   104,100    Mack-Cali Realty Corp                                    4,711,566
    35,700    Mission West Properties                                    359,856
    17,100    Parkway Properties Inc                                     807,975
    64,000    Prentiss Properties Trust                                2,349,440
    28,200    PS Business Parks Inc                                    1,120,950
    54,000    Reckson Associates Realty Corp                           1,587,600
                                                                    ------------
                                                                      41,490,916
                                                                    ------------

               See accompanying notes to the financial statements.

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

  SHARES      DESCRIPTION                                             VALUE ($)
--------------------------------------------------------------------------------
              OUTLETS -- 1.5%
    66,100    Chelsea Property Group Inc                               4,445,225
    11,800    Tanger Factory Outlet Centers Inc                          520,380
                                                                    ------------
                                                                       4,965,605
                                                                    ------------

              REGIONAL MALLS -- 14.7%
    56,100    CBL & Associates Properties Inc                          3,426,588
   423,300    General Growth Properties                               12,770,961
    25,400    Glimcher Realty Trust                                      643,636
    63,800    Macerich Co                                              3,477,100
    55,000    Mills Corp                                               2,801,700
   350,000    Simon Property Group Inc                                19,582,500
    27,200    Taubman Centers Inc (a)                                    700,944
    89,400    The Rouse Co                                             5,940,630
                                                                    ------------
                                                                      49,344,059
                                                                    ------------

              SHOPPING CENTERS -- 11.8%
    24,700    Acadia Realty Trust                                        361,855
   142,000    Developers Diversified Realty Corp                       5,354,820
   144,600    Equity One Inc                                           2,865,972
    53,000    Federal Realty Investment Trust                          2,405,140
    45,300    Heritage Property Investment Trust                       1,316,418
   167,500    Kimco Realty Corp                                        8,428,600
    20,600    Kramont Realty Trust                                       380,688
   161,800    New Plan Excel Realty Trust                              4,161,496
    67,000    Pan Pacific Retail Property Inc                          3,577,130
    17,200    Ramco-Gershenson Properties                                464,744
   102,600    Regency Centers Corp                                     4,719,600
    23,700    Saul Centers Inc (a)                                       788,025
    26,800    Urstadt Biddle Properties Inc                              405,216
   124,800    Weingarten Realty                                        4,195,776
                                                                    ------------
                                                                      39,425,480
                                                                    ------------

               See accompanying notes to the financial statements.

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

        SHARES /
     PAR VALUE ($)   DESCRIPTION                                                  VALUE ($)
---------------------------------------------------------------------------------------------
                     STORAGE -- 3.7%
           191,100   Public Storage Inc                                             9,717,435
            36,500   Shurgard Storage Centers Inc                                   1,456,350
            27,800   Sovran Self Storage                                            1,102,270
                                                                               --------------
                                                                                   12,276,055
                                                                               --------------

                     TRIPLE NET -- 3.6%
            62,200   Capital Automotive                                             1,920,114
            87,400   Commercial Net Lease Realty                                    1,560,090
            16,700   Correctional Properties Trust                                    446,725
            48,100   Corrections Corporation of America *                           1,666,184
            31,900   Entertainment Properties Trust                                 1,191,465
            40,700   Getty Realty Corp                                              1,021,977
            73,200   Lexington Corporate Properties Trust                           1,548,912
            54,900   Realty Income Corp                                             2,421,639
             6,900   U.S. Restaurant Properties Inc                                   114,678
                                                                               --------------
                                                                                   11,891,784
                                                                               --------------

                     TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $282,330,000)      323,591,646
                                                                               --------------

                     TOTAL REAL ESTATE INVESTMENTS (COST $286,012,258)            327,631,526
                                                                               --------------

                     MUTUAL FUNDS -- 0.6%

         1,415,394   Dreyfus Cash Management Plus Fund (b)                          1,415,394
           603,696   Merrimac Cash Series, Premium Class (b)                          603,696
                                                                               --------------

                     TOTAL MUTUAL FUNDS (COST $2,019,090)                           2,019,090
                                                                               --------------

                     SHORT-TERM INVESTMENT -- 3.0%

                     CASH EQUIVALENT -- 0.7%
         2,383,010   Harris Trust & Savings Bank Eurodollar Time Deposit,
                     1.51%, due 9/16/04 (b)                                         2,383,010
                                                                               --------------

               See accompanying notes to the financial statements.

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     PAR VALUE ($)   DESCRIPTION                                                  VALUE ($)
---------------------------------------------------------------------------------------------
                     REPURCHASE AGREEMENT -- 2.3%
         7,630,450   Citigroup Global Markets Repurchase Agreement, dated
                     8/31/04, due 9/01/04, with a maturity value of $7,630,683
                     and an effective yield of 1.10%, collateralized by a U.S.
                     Treasury Note with a rate of 2.75%, a maturity date of
                     7/31/06 and a market value of $7,789,318.                      7,630,450
                                                                               --------------

                     TOTAL SHORT-TERM INVESTMENTS (COST $10,013,460)               10,013,460
                                                                               --------------

                     TOTAL INVESTMENTS -- 101.4%
                     (Cost $298,044,808)                                          339,664,076

                     Other Assets and Liabilities (net) -- (1.4%)                  (4,770,997)
                                                                               --------------

                     TOTAL NET ASSETS -- 100.0%                                $  334,893,079
                                                                               ==============

                     NOTES TO THE SCHEDULE OF INVESTMENTS:

                     *     Non-income producing security.
                     (a) All or a portion of this security is out on loan (Note 2).
                     (b)   Investment of security lending collateral (Note 2).

     At August 31, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                            GROSS UNREALIZED       GROSS UNREALIZED      NET UNREALIZED
      AGGREGATE COST          APPRECIATION           DEPRECIATION         APPRECIATION
     -----------------      -----------------     ----------------      ----------------
      $ 299,175,819           $ 40,636,662           $ (148,405)          $ 40,488,257

     At February 29, 2004, GMO Real Estate Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Internal Revenue Code, of $1,159,465, $15,979,464, $3,875,337 and
     $323,175 expiring in 2007, 2008, 2009 and 2010, respectively. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Internal Revenue Code related to share ownership activity.

               See accompanying notes to the financial statements.

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2004 (UNAUDITED)

ASSETS:
     Investments, at value, including securities on loan of $4,275,958 (cost
      $298,044,808) (Note 2)                                                       $  339,664,076
     Receivable for investments sold                                                   10,860,710
     Dividends and interest receivable                                                    247,118
     Receivable for expenses reimbursed by Manager (Note 3)                                63,808
                                                                                   --------------

      Total assets                                                                    350,835,712
                                                                                   --------------

LIABILITIES:
     Payable for investments purchased                                                 11,323,163
     Payable upon return of securities loaned (Note 2)                                  4,402,100
     Payable for Fund shares repurchased                                                      133
     Payable to affiliate for (Note 3):
      Management fee                                                                      146,575
      Shareholder service fee                                                              40,715
      Trustees fee                                                                            125
     Accrued expenses                                                                      29,822
                                                                                   --------------

      Total liabilities                                                                15,942,633
                                                                                   --------------
NET ASSETS                                                                         $  334,893,079
                                                                                   ==============

NET ASSETS CONSIST OF:
     Paid-in capital                                                               $  279,610,082
     Accumulated undistributed net investment income                                    7,185,275
     Accumulated net realized gain                                                      6,478,454
     Net unrealized appreciation                                                       41,619,268
                                                                                   --------------
                                                                                   $  334,893,079
                                                                                   ==============

NET ASSETS ATTRIBUTABLE TO:
     Class III shares                                                              $  334,893,079
                                                                                   ==============

SHARES OUTSTANDING:
     Class III                                                                         21,641,903
                                                                                   ==============

NET ASSET VALUE PER SHARE:
     Class III                                                                     $        15.47
                                                                                   ==============

               See accompanying notes to the financial statements.

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
     Dividends                                                                     $    7,904,509
     Interest (including securities lending income of $12,407)                             28,473
                                                                                   --------------

        Total income                                                                    7,932,982
                                                                                   --------------

EXPENSES:
     Management fee (Note 3)                                                              811,739
     Shareholder service fee (Note 3) - Class III                                         225,483
     Custodian and transfer agent fees                                                     20,056
     Audit and tax fees                                                                    20,884
     Legal fees                                                                             2,852
     Trustees fees and related expenses (Note 3)                                            1,517
     Registration fees                                                                      1,472
     Miscellaneous                                                                          1,012
                                                                                   --------------
         Total expenses                                                                 1,085,015
     Fees and expenses reimbursed by Manager (Note 3)                                     (46,276)
     Management fee waived (Note 3)                                                      (315,676)
                                                                                   --------------
         Net expenses                                                                     723,063
                                                                                   --------------

            Net investment income                                                       7,209,919
                                                                                   --------------

REALIZED AND UNREALIZED GAIN:
     Net realized gain on investments                                                  29,501,392
                                                                                   --------------

     Change in net unrealized appreciation (depreciation) on investments                3,673,815
                                                                                   --------------

         Net realized and unrealized gain                                              33,175,207
                                                                                   --------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $   40,385,126
                                                                                   ==============

               See accompanying notes to the financial statements.

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                          SIX MONTHS ENDED
                                                                           AUGUST 31, 2004       YEAR ENDED
                                                                             (UNAUDITED)      FEBRUARY 29, 2004
                                                                          ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
     Net investment income                                                 $    7,209,919       $    8,284,492
     Net realized gain                                                         29,501,392           18,615,586
     Change in net unrealized appreciation(depreciation)                        3,673,815           38,285,209
                                                                           --------------       --------------

     Net increase in net assets from operations                                40,385,126           65,185,287
                                                                           --------------       --------------

Distributions to shareholders from:
     Net investment income
        Class III                                                              (4,814,090)          (6,612,628)
                                                                           --------------       --------------

     Net share transactions (Note 6):
        Class III                                                             107,864,047           (9,370,702)
                                                                           --------------       --------------

        Total increase in net assets                                          143,435,083           49,201,957

NET ASSETS:
     Beginning of period                                                      191,457,996          142,256,039
                                                                           --------------       --------------
     End of period (including accumulated
       undistributed net investment income of
       $7,185,275 and $4,789,446, respectively)                            $  334,893,079       $  191,457,996
                                                                           ==============       ==============

               See accompanying notes to the financial statements.

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        SIX MONTHS ENDED                      YEAR ENDED FEBRUARY 28/29,
                                        AUGUST 31, 2004      --------------------------------------------------------------
                                          (UNAUDITED)           2004         2003         2002         2001         2000
                                        ----------------     ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD       $    14.65        $    10.49   $    11.17   $    10.31   $     8.26   $     9.13
                                           ----------        ----------   ----------   ----------   ----------   ----------

Income from investment operations:
   Net investment income                         0.35+             0.58+        0.50+        0.56+        0.60         0.51+
   Net realized and
     unrealized gain (loss)                      0.65             14.50        (0.71)        0.84         1.92        (0.87)
                                           ----------        ----------   ----------   ----------   ----------   ----------

      Total from investment operations           1.00             15.08        (0.21)        1.40         2.52        (0.36)
                                           ----------        ----------   ----------   ----------   ----------   ----------

Less distributions to shareholders:
   From net investment income                   (0.18)            (0.43)       (0.47)       (0.54)       (0.47)       (0.51)
                                           ----------        ----------   ----------   ----------   ----------   ----------

      Total distributions                       (0.18)            (0.43)       (0.47)       (0.54)       (0.47)       (0.51)
                                           ----------        ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD             $    15.47        $    14.65   $    10.49   $    11.17   $    10.31   $     8.26
                                           ==========        ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (a)                                 6.92%**          44.56%       (2.16)%      13.73%       30.86%       (4.69)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)       $  334,893        $  191,458   $  142,256   $  192,606   $  133,420   $  120,508
   Net expenses to average
     daily net assets                            0.48%*            0.52%        0.69%        0.69%        0.69%        0.69%
   Net investment income to
     average daily net assets                    4.80%*            4.61%        4.47%        5.18%        5.85%        5.64%
   Portfolio turnover rate                         69%**             56%          61%           6%          11%          13%
   Fees and expenses
     reimbursed and/or
     waived by the Manager
     to average daily net assets:                0.24%*            0.24%        0.04%        0.05%        0.05%        0.06%

(a) The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown.
+   Computed using average shares outstanding throughout the period.
*   Annualized.
**  Not annualized.

               See accompanying notes to the financial statements.

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (UNAUDITED)

1.   ORGANIZATION

     GMO Real Estate Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in primarily real estate investment trusts ("REITs") and other real estate related companies. REITs are managed vehicles that invest in real estate, real estate-related assets and other real-estate related companies. The Fund's benchmark is the Morgan Stanley REIT Index.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2004, the Fund held no open futures contracts.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See Schedule of Investments for the open repurchase agreement as of August 31, 2004.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. As of August 31, 2004, the Fund had loaned securities having a market value of $4,275,958, collateralized by cash in the amount of $4,402,100, which was invested in short-term instruments.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     INVESTMENT RISK
     There are certain additional risks involved in investing in REITs rather than a more diversified portfolio of investments. Since the Fund's investments are concentrated in real-estate related securities, the value of its shares can be expected to change in light of factors affecting the real estate industry, including local or regional economic conditions, changes in zoning laws, changes in real estate value and property taxes, and changes in interest rates. The value of the Fund's shares may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of industries.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of 0.54% of average daily net assets. For the period from June 30, 2003 through August 31, 2004, GMO waived 0.21% of the Fund's management fee. GMO has temporarily agreed to waive 0.21% of the Fund's management fee until such time as it notifies shareholders that it is discontinuing the waiver. For the period from May 2, 2003 through June 29, 2003, GMO waived 0.15% of the Fund's management fee. Prior to May 2, 2003, GMO did not waive any of the Fund's management fee. This waiver is in addition to the Manager's contractual agreement to reimburse the Fund with respect to certain Fund expenses through June 30, 2005 as described below. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

     GMO has entered into a binding agreement effective until at least June 30, 2005 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.54% of the average daily net assets.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2004 was $965. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2004, aggregated $304,814,621 and $195,904,461, respectively.

5.   PRINCIPAL SHAREHOLDER AND RELATED PARTIES

     At August 31, 2004, 43.9% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund. At August 31, 2004, 2.33% of the Fund was held by sixteen related parties comprised of certain GMO employee accounts.

     As of August 31, 2004, substantially all of the Fund's shares were held by accounts for which the Manager has investment discretion.

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

6.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                 SIX MONTHS ENDED
                                                   AUGUST 31, 2004                    YEAR ENDED
                                                    (UNAUDITED)                   FEBRUARY 29, 2004
                                           ------------------------------  ------------------------------
                                               SHARES          AMOUNT          SHARES          AMOUNT
                                           --------------  --------------  --------------  --------------
     Class III:
     Shares sold                               17,572,366  $  239,558,429       9,152,479  $  115,177,669
     Shares issued to shareholders
       in reinvestment of
       distributions                              259,406       3,761,382         412,921       5,097,864
     Shares repurchased                        (9,262,799)   (135,455,764)    (10,050,988)   (129,646,235)
                                           --------------  --------------  --------------  --------------
     Net increase (decrease)                    8,568,973  $  107,864,047        (485,588) $   (9,370,702)
                                           ==============  ==============  ==============  ==============

7.   SUBSEQUENT EVENT

     Effective October 5, 2004, GMO Trust appointed a Chief Compliance Officer and adopted a compliance plan in accordance with Rule 38a-1 under the Investment Company Act of 1940, as amended.

GMO REAL ESTATE FUND
(A SERIES OF GMO TRUST)

FUND EXPENSES
AUGUST 31, 2004 (UNAUDITED)

     The Fund incurs ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees and other expenses. The following table, assuming a $1,000 investment in a class of shares, discloses the ending account value and operating expenses incurred for the six months ended August 31, 2004, based on, (1) the class's actual return and actual expenses, and (2) a hypothetical annualized 5% return and the class's actual expenses:

     Class III

                                                          OPERATING
                          BEGINNING        ENDING          EXPENSE
                            VALUE          VALUE          INCURRED *
     -------------------------------------------------------------------
     1) Actual           $ 1,000.00     $ 1,069.20         $ 2.50
     2) Hypothetical       1,000.00       1,022.79           2.45
     -------------------------------------------------------------------

     *Expenses are calculated using the Class III annualized expense ratio for the six months ended August 31, 2004 of 0.48%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     You can estimate expenses incurred for the six months ended August 31, 2004 on your investment in a particular class of shares by dividing your investment value at August 31, 2004 by $1,000 and then multiplying that result by the operating expenses of the class owned as calculated above. You can also use this information to compare ongoing expenses of investing in the Fund with those of other mutual funds.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2004

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

Beginning January 29, 2005, the Fund will be filing its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission's website at www.sec.gov. When filed, the Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund's website at www.gmo.com.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- TABULAR HOLDINGS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

CLASSIFICATION                                                           % OF NET ASSETS
----------------------------------------------------------------------------------------
Automotive                                                                           5.1%
Construction                                                                        20.2
Consumer Goods                                                                       4.7
Financial                                                                           19.7
Food & Beverage                                                                      1.1
Health Care                                                                          6.6
Machinery                                                                            0.5
Manufacturing                                                                        3.9
Metals & Mining                                                                      0.5
Oil & Gas                                                                            1.6
Primary Process Industry                                                             2.1
Retail Stores                                                                        9.6
Services                                                                             8.0
Technology                                                                           7.1
Transportation                                                                       0.9
Utility                                                                              5.2
Mutual Funds                                                                         2.4
Futures                                                                              0.0
Short-Term Investments and Other Assets and Liabilities (net)                        0.8
                                                                         ----------------
                                                                                   100.0%
                                                                         ================

               See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               COMMON STOCKS -- 96.8%

               AUTOMOTIVE -- 5.1%
       13,000  American Axle & Manufacturing Holdings, Inc.                    440,570
       20,650  ArvinMeritor, Inc.                                              394,415
        4,900  BorgWarner, Inc.                                                219,226
        2,600  Cooper Tire & Rubber Co.                                         58,864
       40,700  Dana Corp.                                                      768,009
        8,200  Dura Automotive Systems, Inc. *                                  68,306
       22,800  Goodyear Tire & Rubber Co. (The) *(a)                           250,344
       17,800  Lear Corp.                                                      959,064
          600  Modine Manufacturing Co.                                         17,880
          900  Oshkosh Truck Corp.                                              45,864
        3,100  Superior Industries International, Inc. (a)                      98,270
        1,600  Tenneco Automotive, Inc. *                                       21,504
       14,900  Visteon Corp.                                                   139,017
                                                                        --------------
                                                                             3,481,333
                                                                        --------------

               CONSTRUCTION -- 20.2%
        1,000  American Home Mortgage Investment Corp. REIT                     27,220
        2,100  American Mortgage Acceptance Corp. REIT                          32,298
        3,300  American Woodmark Corp.                                         228,426
       60,300  Annaly Mortgage Management, Inc. REIT                         1,076,355
       18,000  Anthracite Capital, Inc. REIT                                   207,900
       39,500  Anworth Mortgage Asset Corp. REIT                               442,400
        4,000  Associated Estates Realty Corp. REIT                             37,480
        3,000  Avalonbay Communities, Inc. REIT                                181,200
        1,400  Beazer Homes USA, Inc.                                          136,710
        2,900  Camden Property Trust REIT                                      136,532
       18,300  Capstead Mortgage Corp. REIT (a)                                257,664
        3,100  Crescent Real Estate Equities Co. REIT                           49,507
        2,200  Dycom Industries, Inc. *                                         56,584
        4,900  Emcor Group, Inc. *                                             198,940
       14,000  Felcor Lodging Trust, Inc. REIT *                               163,940
        1,700  First Industrial Realty Trust, Inc. REIT                         68,000
        1,100  Fluor Corp.                                                      47,025
        2,200  Healthcare Realty Trust, Inc. REIT                               83,050

               See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               CONSTRUCTION -- CONTINUED
       17,300  Host Marriott Corp. REIT *                                      230,955
        5,000  Hovnanian Enterprises, Inc. *                                   172,100
       98,000  HRPT Properties Trust REIT                                    1,056,440
        3,100  Innkeepers USA Trust REIT                                        35,774
        2,500  Integrated Electrical Services, Inc. *                           12,050
        5,600  Jacobs Engineering Group, Inc. *                                219,016
        7,600  KB Home                                                         522,652
          700  Kilroy Realty Corp. REIT                                         26,495
       21,600  Lafarge North America, Inc.                                     967,896
        2,900  Liberty Property Trust REIT                                     117,334
       18,100  LNR Property Corp. REIT                                       1,133,060
        8,400  Louisiana-Pacific Corp.                                         207,144
        5,400  M/I Schottenstein Homes, Inc.                                   210,870
        1,600  Martin Marietta Materials, Inc.                                  71,984
        6,449  MDC Holdings, Inc.                                              444,014
       55,100  Meristar Hospitality Corp. REIT *                               317,376
        3,300  Meritage Corp. *                                                220,473
       69,300  MFA Mortgage Investments, Inc. REIT                             645,183
        2,300  National Health Investors, Inc. REIT                             66,332
        1,000  NCI Building Systems, Inc. *                                     30,680
          800  NVR, Inc. *                                                     401,800
       13,400  Post Properties, Inc. REIT                                      407,360
        1,300  Potlatch Corp.                                                   55,770
          300  PS Business Parks, Inc. REIT                                     11,925
        1,900  Regency Centers Corp. REIT                                       87,400
        4,000  Ryland Group, Inc.                                              352,600
        3,200  Standard-Pacific Corp.                                          161,504
          400  Sun Communities, Inc. REIT                                       15,600
        1,100  Taubman Centers, Inc. REIT                                       28,347
          800  Texas Industries, Inc.                                           35,040
        4,900  Thor Industries, Inc.                                           125,538
       16,200  Thornburg Mortgage, Inc. REIT                                   471,420
       15,800  Toll Brothers, Inc. *                                           701,362
        6,600  Universal Forest Products, Inc.                                 197,274
        9,200  USG Corp. *(a)                                                  161,736

               See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               CONSTRUCTION -- CONTINUED
        2,600  Washington Group International, Inc. *                           91,468
        5,400  Winnebago Industries, Inc.                                      169,560
        8,500  York International Corp.                                        276,760
                                                                        --------------
                                                                            13,891,523
                                                                        --------------

               CONSUMER GOODS -- 4.7%
        1,900  Action Performance Cos., Inc.                                    20,748
       12,000  Blyth, Inc.                                                     360,120
        6,600  Brunswick Corp.                                                 259,446
        6,100  Callaway Golf Co.                                                73,749
        4,600  Columbia Sportswear Co. *                                       250,884
        2,300  CPI Corp.                                                        30,498
        4,800  Ethan Allen Interiors, Inc.                                     171,552
       12,375  Fossil, Inc. *                                                  355,286
        5,900  Furniture Brands International, Inc.                            135,700
        2,800  Genesco, Inc. *                                                  63,084
        4,900  Genlyte Group, Inc. *                                           292,579
        4,000  Maytag Corp.                                                     80,920
       17,300  Oakley, Inc.                                                    198,431
        2,700  Shuffle Master, Inc. *(a)                                        89,478
        5,600  Skechers U.S.A., Inc.-Class A *                                  74,480
          300  Stanley Furniture Co., Inc.                                      12,114
        7,300  Steven Madden, Ltd. *                                           133,225
        1,400  Timberland Co.-Class A *                                         78,190
        5,900  Tupperware Corp.                                                100,713
        9,800  Universal Corp.                                                 442,274
        1,700  Yankee Candle Co., Inc. *                                        46,087
                                                                        --------------
                                                                             3,269,558
                                                                        --------------

               FINANCIAL -- 19.7%
        3,000  Allmerica Financial Corp. *                                      87,000
        3,200  Amerco, Inc. *                                                   90,240
       18,700  American Financial Group, Inc.                                  550,715
        4,600  American Medical Security Group, Inc. *                         103,684
       18,600  AmeriCredit Corp. *                                             388,926

               See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               FINANCIAL -- CONTINUED
        2,600  AMERIGROUP Corp. *                                              133,484
       11,400  AmerUs Group Co.                                                454,404
        4,800  Astoria Financial Corp.                                         174,432
        6,300  Brown & Brown, Inc.                                             282,870
        3,400  Central Pacific Financial Corp.                                  95,030
        1,300  Ceres Group, Inc. *                                               7,033
          700  City National Corp.                                              46,186
        6,900  Colonial BancGroup (The), Inc.                                  139,242
        8,000  Commerce Group, Inc.                                            383,600
        9,000  Commercial Federal Corp.                                        245,430
        5,400  Community First Bankshares, Inc.                                173,718
        6,998  Delphi Financial Group, Inc.-Class A                            275,161
        7,000  Downey Financial Corp.                                          377,090
        5,100  Erie Indemnity Co.-Class A                                      253,674
        8,100  Federated Investors, Inc.-Class B                               233,685
        7,335  Fidelity National Financial, Inc.                               276,163
       19,100  First American Corp.                                            553,327
        1,500  First Citizens BancShares, Inc.-Class A                         175,515
        3,600  FirstFed Financial Corp. *                                      164,160
        3,800  FirstMerit Corp.                                                100,092
        7,100  Flagstar Bancorp, Inc.                                          153,289
        5,000  Fremont General Corp.                                           100,800
        6,000  GATX Corp.                                                      161,820
        8,100  Greater Bay Bancorp                                             230,607
        2,600  Hibernia Corp.-Class A                                           69,810
       41,200  IMPAC Mortgage Holdings, Inc. REIT                            1,063,372
        3,500  Irwin Financial Corp.                                            90,055
        5,800  Kansas City Life Insurance Co.                                  235,938
        4,100  Landamerica Financial Group, Inc.                               176,464
        1,800  MAF Bancorp, Inc.                                                75,294
       10,500  Nationwide Financial Services, Inc.-Class A                     365,295
        3,300  Novastar Financial, Inc. REIT (a)                               132,792
        1,300  Ohio Casualty Corp. *                                            26,195
        3,300  People's Bank                                                   108,867
       18,100  PMI Group (The), Inc.                                           751,693
       17,300  Protective Life Corp.                                           676,949

               See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               FINANCIAL -- CONTINUED
       59,600  Providian Financial Corp. *(a)                                  860,624
       12,900  Reinsurance Group of America, Inc.                              514,065
        3,600  Ryder System, Inc.                                              157,716
        2,800  SEI Investments Co.                                              91,504
          900  Selective Insurance Group, Inc.                                  31,077
        6,500  Stewart Information Services Corp.                              237,510
        3,000  Student Loan Corp.                                              431,250
        5,800  Triad Guaranty, Inc. *                                          323,060
        8,500  UICI                                                            236,385
        4,100  United Rentals, Inc. *(a)                                        60,229
        1,200  Unitrin, Inc.                                                    50,340
        8,816  Washington Federal, Inc.                                        227,100
          500  Webster Financial Corp.                                          24,600
        3,600  World Acceptance Corp. *                                         80,388
        1,300  Zenith National Insurance Corp.                                  56,186
                                                                        --------------
                                                                            13,566,135
                                                                        --------------

               FOOD & BEVERAGE -- 1.1%
          800  Coors (Adolph) - Class B                                         54,792
          200  Corn Products International, Inc.                                 9,230
        5,000  Interstate Bakeries Corp.                                        25,850
        7,700  PepsiAmericas, Inc.                                             152,768
        2,050  Sanderson Farms, Inc.                                            70,089
          360  Seaboard Corp.                                                  191,538
       17,300  Tyson Foods, Inc.-Class A                                       285,104
                                                                        --------------
                                                                               789,371
                                                                        --------------

               HEALTH CARE -- 6.6%
        3,300  Andrx Group *                                                    66,528
        4,100  Bausch & Lomb, Inc.                                             270,395
       13,100  Beverly Enterprises, Inc. *                                      93,927
        1,600  Cerner Corp. *(a)                                                70,096
        3,600  Decode Genetics, Inc. *                                          20,160
        6,800  Dentsply International, Inc.                                    346,460
        2,100  Enzon Pharmaceuticals, Inc. *                                    29,232

               See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               HEALTH CARE -- CONTINUED
          700  Haemonetics Corp. *                                              22,134
          600  Healthcare Services Group, Inc.                                  10,680
       10,100  Healthsouth Corp. *                                              54,843
        1,400  Henry Schein, Inc. *                                             87,192
       18,000  Humana, Inc. *                                                  342,000
          900  ICU Medical, Inc. *(a)                                           23,571
        1,600  Kindred Healthcare, Inc. *                                       41,376
       13,700  Lincare Holdings, Inc. *                                        440,318
          900  Matria Healthcare, Inc. *(a)                                     23,778
        3,900  MIM Corp. *                                                      25,272
        2,400  NeighborCare, Inc. *                                             60,936
       15,900  OCA, Inc. *(a)                                                   81,249
        1,100  Ocular Sciences, Inc. *                                          47,960
        6,400  Owens & Minor, Inc.                                             156,800
        8,200  Pacificare Health Systems, Inc. *                               267,402
        3,800  Patterson Cos., Inc. *                                          278,274
        1,800  Perrigo Co.                                                      35,352
        2,400  Pharmaceutical Product Development, Inc. *                       81,480
        7,200  PolyMedica Corp.                                                218,952
        3,300  Priority Healthcare Corp.-Class B *                              73,359
        3,200  Province Healthcare Co. *                                        62,528
        3,200  PSS World Medical, Inc. *                                        34,528
        3,700  RehabCare Group, Inc. *                                          85,063
       12,250  Renal Care Group, Inc. *                                        387,958
       14,000  Res-Care, Inc. *                                                148,120
        2,900  Techne Corp. *(a)                                               112,346
        2,000  Triad Hospitals, Inc. *                                          63,580
        1,600  United Surgical Partners International, Inc. *                   57,776
            1  UnitedHealth Group, Inc.                                             66
        4,400  Universal Health Services, Inc.-Class B                         198,220
        3,800  Valeant Pharmaceuticals International                            89,148
                                                                        --------------
                                                                             4,509,059
                                                                        --------------

               MACHINERY -- 0.5%
        3,400  Flowserve Corp. *                                                77,996
        1,500  MSC Industrial Direct Co. - Class A                              46,605

               See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               MACHINERY -- CONTINUED
        2,200  NACCO Industries, Inc.-Class A                                  174,372
        2,800  UNOVA, Inc. *                                                    40,824
                                                                        --------------
                                                                               339,797
                                                                        --------------

               MANUFACTURING -- 3.9%
        3,500  Bemis Co., Inc.                                                  92,505
        1,100  Caraustar Industries, Inc. *                                     17,457
        3,800  Greif, Inc.-Class A                                             148,200
        8,920  Jacuzzi Brands, Inc. *                                           77,604
       11,500  Kaman Corp.-Class A                                             134,090
          900  Mine Safety Appliances Co.                                       35,577
          800  Mueller Industries, Inc.                                         31,432
       35,100  Owens-IIlinois, Inc. *                                          563,355
        1,700  Pactiv Corp. *                                                   40,205
        4,900  Pentair, Inc.                                                   162,876
       11,500  Precision Castparts Corp.                                       633,535
        6,500  Rock-Tenn Co.-Class A                                            93,600
       15,300  Shaw Group (The), Inc. *(a)                                     157,437
        4,600  SPX Corp.                                                       167,854
        3,800  Temple Inland, Inc.                                             259,464
        6,000  Walter Industries, Inc.                                          89,040
                                                                        --------------
                                                                             2,704,231
                                                                        --------------

               METALS & MINING -- 0.5%
        3,500  Arch Coal, Inc.                                                 112,805
          700  Brush Engineering Materials, Inc. *                              14,343
        1,800  Century Aluminum Co. *                                           44,604
        1,100  Cleveland Cliffs, Inc. *                                         73,425
          800  Imco Recycling, Inc. *                                            8,304
        4,800  Stillwater Mining Co. *                                          68,736
                                                                        --------------
                                                                               322,217
                                                                        --------------

               OIL & GAS -- 1.6%
        3,500  Ashland, Inc.                                                   180,005
        1,300  Cimarex Energy Co. *                                             38,909

               See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               OIL & GAS -- CONTINUED
          500  Giant Industries, Inc. *                                         11,150
        2,100  Pioneer Natural Resources Co. (a)                                70,245
        1,400  Premcor, Inc. *                                                  46,942
        7,900  Sunoco, Inc.                                                    485,850
        1,500  Swift Energy Co. *                                               30,525
        6,900  Tesoro Petroleum Corp. *                                        163,392
        1,900  Western Gas Resources, Inc.                                      53,048
                                                                        --------------
                                                                             1,080,066
                                                                        --------------

               PRIMARY PROCESS INDUSTRY -- 2.1%
        1,000  A. Schulman, Inc.                                                20,060
        9,900  AK Steel Holding Corp. *                                         60,291
        4,200  Allegheny Technologies, Inc.                                     79,002
        1,200  Cabot Corp.                                                      47,808
        1,500  Carpenter Technology Corp.                                       66,450
        4,600  Commercial Metals Co.                                           160,908
        6,100  FMC Corp. *                                                     282,003
        1,200  Georgia Gulf Corp.                                               45,540
        4,500  Lubrizol Corp.                                                  160,425
        1,200  OM Group, Inc. *                                                 40,860
        1,400  Oregon Steel Mills, Inc. *                                       20,272
        1,300  Quanex Corp.                                                     59,904
        1,600  Ryerson Tull, Inc.                                               25,504
        4,400  Steel Dynamics, Inc. (a)                                        137,984
        3,000  Steel Technologies, Inc.                                         60,270
        5,900  Stepan Co.                                                      133,930
        3,000  W.R. Grace & Co. *                                               22,860
                                                                        --------------
                                                                             1,424,071
                                                                        --------------

               RETAIL STORES -- 9.6%
       18,800  7-Eleven, Inc. *                                                363,216
        2,100  Aaron Rents, Inc.                                                43,134
       16,500  Abercrombie & Fitch Co.-Class A                                 462,000
        9,200  American Eagle Outfitters, Inc. *                               306,360
        2,900  America's Car Mart, Inc. *                                       93,003

               See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               RETAIL STORES -- CONTINUED
        3,700  AnnTaylor Stores Corp. *                                         89,429
       13,100  BJ's Wholesale Club, Inc. *                                     331,692
        5,900  Blockbuster, Inc.-Class A (a)                                    47,377
        2,600  Charlotte Russe Holding, Inc. *                                  37,154
        8,300  Charming Shoppes, Inc. *                                         56,938
       11,400  Chico's FAS, Inc. *                                             466,260
        1,900  Christopher & Banks Corp.                                        33,459
        4,400  Claire's Stores, Inc.                                           107,096
        7,700  Dollar Tree Stores, Inc. *                                      181,027
        1,300  Electronics Boutique Holdings Corp. *                            39,689
       11,400  Foot Locker, Inc.                                               255,018
        5,100  Group 1 Automotive, Inc. *                                      140,097
        5,100  Ingles Markets, Inc.-Class A                                     58,089
       10,800  Insight Enterprises, Inc. *                                     172,800
        1,700  J. Jill Group (The), Inc. *                                      30,753
        4,500  Lithia Motors, Inc.-Class A                                      95,625
        1,700  Longs Drug Stores Corp.                                          41,276
        1,700  Men's Wearhouse, Inc. *                                          47,600
        9,400  Nautilus Group, Inc. (a)                                        183,206
        1,300  Neiman-Marcus Group, Inc.-Class A                                69,160
        7,800  Nordstrom, Inc.                                                 289,614
        1,800  Payless Shoesource, Inc. *                                       20,880
       14,000  Pier 1 Imports, Inc.                                            242,900
       13,700  Rent-A-Center, Inc. *                                           412,370
          900  Ruddick Corp.                                                    17,163
        8,500  Shopko Stores, Inc. *                                           143,820
        9,800  Sonic Automotive, Inc.                                          203,840
        1,300  Stage Stores, Inc. *                                             41,522
       38,800  Supervalu, Inc.                                               1,022,768
        2,300  The Pep Boys - Manny, Moe & Jack                                 36,570
        2,500  Too, Inc. *                                                      39,125
        7,800  Toys R Us, Inc. *                                               126,672
        6,000  Trans World Entertainment Corp. *                                59,820
        6,400  United Auto Group, Inc.                                         155,072
       16,900  Winn-Dixie Stores, Inc. (a)                                      70,473
                                                                        --------------
                                                                             6,634,067
                                                                        --------------

               See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               SERVICES -- 8.0%
       14,475  Applebee's International, Inc.                                  348,413
        4,500  Argosy Gaming Co. *                                             150,435
        4,450  Banta Corp.                                                     172,260
        6,200  Brinker International, Inc. *                                   188,790
        3,500  Brink's Co. (The)                                               100,800
       15,100  Caesars Entertainment, Inc. *                                   233,295
        1,600  California Pizza Kitchen, Inc. *                                 30,544
       14,200  Catalina Marketing Corp. *                                      319,500
        9,850  CEC Entertainment, Inc. *                                       331,650
        3,900  Central European Distribution Corp. *(a)                         95,511
          300  Consolidated Graphics, Inc. *                                    12,255
        5,100  Copart, Inc. *                                                  110,772
        5,200  Factset Research Systems, Inc.                                  231,556
        9,600  First Health Group Corp. *                                      146,400
        4,000  Handleman Co.                                                    84,400
        6,200  Isle of Capri Casinos, Inc. *                                   113,212
        5,400  ITT Educational Services, Inc. *                                186,678
        8,200  Jack in the Box, Inc. *                                         231,568
        1,500  Mandalay Resort Group                                           101,760
        7,600  Manpower, Inc.                                                  320,948
          600  Nash Finch Co.                                                   17,718
        8,600  Outback Steakhouse, Inc.                                        336,604
        5,100  Papa John's International, Inc. *(a)                            146,421
        8,100  Regis Corp.                                                     331,533
        5,000  RR Donnelley & Sons Co.                                         153,650
       11,100  Ryan's Restaurant Group, Inc. *                                 152,514
        5,800  Sabre Holdings Corp.                                            133,400
       20,700  Service Corp. International *                                   124,407
       10,200  Sonic Corp. *                                                   227,970
        9,200  URS Corp. *                                                     227,240
        4,900  World Fuel Services Corp.                                       172,382
                                                                        --------------
                                                                             5,534,586
                                                                        --------------

               See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               TECHNOLOGY -- 7.1%
        1,200  Acuity Brands, Inc.                                              27,612
        1,200  Anixter International, Inc.                                      42,324
        4,600  Arrow Electronics, Inc. *(a)                                     99,544
        5,900  Autodesk, Inc.                                                  262,019
        6,000  Avnet, Inc. *                                                    95,280
        2,700  AVX Corp.                                                        31,266
        2,900  BE Aerospace, Inc. *                                             30,740
        2,800  Black Box Corp.                                                 101,472
        6,000  CellStar Corp. *                                                 28,860
        5,200  Cirrus Logic, Inc. *                                             26,312
        3,000  Commscope, Inc. *                                                59,610
       25,400  Convergys Corp. *                                               353,060
        9,100  CSG Systems International, Inc. *                               131,677
        3,200  Esterline Technologies Corp. *                                  101,536
        7,100  General Cable Corp. *                                            74,763
        2,700  Global Imaging Systems, Inc. *                                   75,600
       16,100  Goodrich Corp.                                                  511,336
        2,800  Harris Corp.                                                    134,848
       25,000  Ikon Office Solutions, Inc.                                     282,000
        4,400  InFocus Corp. *                                                  37,664
       19,900  Ingram Micro, Inc.-Class A *                                    294,918
        2,300  John H. Harland Co.                                              67,597
        1,900  Mantech International Corp.-Class A *                            30,438
        4,600  MatrixOne, Inc. *                                                21,528
        6,300  Maximus, Inc. *                                                 183,267
        4,300  Microsemi Corp. *                                                46,397
        7,000  NCR Corp. *                                                     309,190
        1,900  Polycom, Inc. *                                                  37,107
        8,400  Pomeroy IT Solutions, Inc. *                                    109,116
        3,000  Radisys Corp. *                                                  34,800
        4,500  Reynolds & Reynolds, Inc. (The) - Class A                       110,565
        2,300  SBS Technologies, Inc. *                                         23,598
        1,400  ScanSource, Inc. *                                               84,056
        9,100  Stellent, Inc. *                                                 62,881
       11,600  Tech Data Corp. *                                               436,856

               See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               TECHNOLOGY -- CONTINUED
       24,100  Tellabs, Inc. *                                                 218,587
        6,200  United Stationers, Inc. *                                       255,254
        6,900  Wind River Systems, Inc. *                                       74,865
                                                                        --------------
                                                                             4,908,543
                                                                        --------------

               TRANSPORTATION -- 0.9%
        8,200  America West Holdings Corp.-Class B *(a)                         54,120
        9,500  AMR Corp. *                                                      84,930
        1,100  CNF, Inc.                                                        45,122
       16,100  Delta Airlines, Inc. *(a)                                        65,044
        2,500  JB Hunt Transport Services, Inc.                                 84,750
        1,700  Kansas City Southern *                                           25,500
        2,600  Landstar System, Inc. *                                         136,448
        8,800  Northwest Airlines Corp.-Class A *(a)                            82,896
        1,600  SCS Transportation, Inc. *                                       29,696
                                                                        --------------
                                                                               608,506
                                                                        --------------

               UTILITY -- 5.2%
       32,800  AES Corp. (The) *                                               330,952
       11,400  Allegheny Energy, Inc. *(a)                                     167,466
       11,100  Alliant Energy Corp.                                            288,489
        3,600  Boston Communications Group, Inc. *(a)                           28,260
       52,400  Centerpoint Energy, Inc.                                        573,256
       27,700  CMS Energy Corp. *(a)                                           265,920
        4,800  DPL, Inc.                                                        97,584
        7,600  Duquesne Light Holdings, Inc.                                   142,804
        7,300  Energy East Corp.                                               177,901
        1,500  Equitable Resources, Inc.                                        78,645
        3,400  National Fuel Gas Co.                                            91,052
        3,000  NSTAR                                                           146,400
        7,300  OGE Energy Corp.                                                189,800
        4,400  Pinnacle West Capital Corp.                                     185,724
        6,100  PNM Resources, Inc.                                             130,357
        5,000  Puget Energy, Inc.                                              114,550
        4,600  Reliant Energy, Inc. *                                           45,816

               See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

  SHARES /
PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               UTILITY -- CONTINUED
          500  Talk America Holdings, Inc. *(a)                                  2,885
       29,600  TECO Energy, Inc.                                               392,496
        3,000  UIL Holdings Corp.                                              147,240
                                                                        --------------
                                                                             3,597,597
                                                                        --------------

               TOTAL COMMON STOCKS (COST $58,483,173)                       66,660,660
                                                                        --------------

               MUTUAL FUNDS -- 2.4%
    1,166,688  Dreyfus Cash Management Plus Fund (b)                         1,166,688
      497,618  Merrimac Cash Series, Premium Class (b)                         497,618
                                                                        --------------

               TOTAL MUTUAL FUNDS (COST $1,664,306)                          1,664,306
                                                                        --------------

               SHORT-TERM INVESTMENTS -- 4.7%

               CASH EQUIVALENT -- 2.9%
    1,964,280  Harris Trust & Savings Bank Eurodollar Time Deposit,
               1.51%, due 9/16/04 (b)                                        1,964,280
                                                                        --------------

               REPURCHASE AGREEMENT -- 1.8%
    1,262,401  Citigroup Global Markets Repurchase Agreement, dated
               8/31/04, due 9/01/04, with a maturity value of
               $1,262,440 and an effective yield of 1.10%,
               collateralized by a U.S. Treasury Note with a rate of
               2.75%, a maturity date of 7/31/06 and a market value,
               including accrued interest of $1,290,801.                     1,262,401
                                                                        --------------

               TOTAL SHORT-TERM INVESTMENTS (COST $3,226,681)                3,226,681
                                                                        --------------

               TOTAL INVESTMENTS -- 103.9%
               (Cost $63,374,160)                                           71,551,647

               Other Assets and Liabilities (net) -- (3.9%)                 (2,715,349)
                                                                        --------------

               TOTAL NET ASSETS -- 100.0%                               $   68,836,298
                                                                        ==============

               See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

               NOTES TO THE SCHEDULE OF INVESTMENTS:

               REIT - Real Estate Investment Trust

               *    Non-income producing security.
               (a)  All or a portion of this security is out on loan (Note 2).
               (b)  Investment of security lending collateral (Note 2).

     At August 31, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                            GROSS UNREALIZED      GROSS UNREALIZED      NET UNREALIZED
      AGGREGATE COST          APPRECIATION          DEPRECIATION         APPRECIATION
      --------------        ----------------      ----------------      --------------
        $ 63,698,389            $ 9,971,038           $ (2,117,780)        $ 7,853,258

     A summary of outstanding financial instruments at August 31, 2004 is as follows:

     FUTURES CONTRACTS

     NUMBER OF                                                      CONTRACT       NET UNREALIZED
     CONTRACTS               TYPE              EXPIRATION DATE       VALUE          APPRECIATION
     ---------   ---------------------------   ---------------     -----------     --------------
       Buys

         4       Russell 2000                  September 2004      $ 1,096,200       $       8,241
                                                                                     =============

     At August 31, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

               See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2004 (UNAUDITED)

ASSETS:
  Investments, at value, including securities on loan of $3,441,257 (cost $63,374,160) (Note 2)       $   71,551,647
  Receivable for investments sold                                                                          1,885,666
  Dividends and interest receivable                                                                          104,887
  Receivable for collateral on open futures contracts (Note 2)                                                56,000
  Receivable for expenses reimbursed by Manager (Note 3)                                                      10,602
                                                                                                      --------------

      Total assets                                                                                        73,608,802
                                                                                                      --------------

LIABILITIES:
  Payable for investments purchased                                                                        1,029,973
  Payable upon return of securities loaned (Note 2)                                                        3,628,586
  Payable to affiliate for (Note 3):
      Management fee                                                                                          18,788
      Shareholder service fee                                                                                  8,540
      Trustees fee                                                                                               623
  Payable for variation margin on open futures contracts (Note 2)                                             33,748
  Accrued expenses                                                                                            52,246
                                                                                                      --------------

      Total liabilities                                                                                    4,772,504
                                                                                                      --------------
NET ASSETS                                                                                            $   68,836,298
                                                                                                      ==============

NET ASSETS CONSIST OF:
  Paid-in capital                                                                                     $   58,393,583
  Accumulated undistributed net investment income                                                            264,502
  Accumulated net realized gain                                                                            1,992,485
  Net unrealized appreciation                                                                              8,185,728
                                                                                                      --------------
                                                                                                      $   68,836,298
                                                                                                      ==============

NET ASSETS ATTRIBUTABLE TO:
  Class III shares                                                                                    $   68,836,298
                                                                                                      ==============

SHARES OUTSTANDING:
  Class III                                                                                                6,296,497
                                                                                                      ==============

NET ASSET VALUE PER SHARE:
  Class III                                                                                           $        10.93
                                                                                                      ==============

               See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
  Dividends                                                                                           $      997,419
  Interest (including securities lending income of $10,462)                                                   13,117
                                                                                                      --------------

      Total income                                                                                         1,010,536
                                                                                                      --------------

EXPENSES:
  Management fee (Note 3)                                                                                    187,281
  Shareholder service fee (Note 3) - Class III                                                                85,128
  Custodian and transfer agent fees                                                                           34,592
  Audit and tax fees                                                                                          21,712
  Legal fees                                                                                                   2,300
  Trustees fees and related expenses (Note 3)                                                                  1,213
  Registration fees                                                                                            5,244
  Miscellaneous                                                                                                  920
                                                                                                      --------------
    Total expenses                                                                                           338,390
  Fees and expenses reimbursed by Manager (Note 3)                                                           (64,768)
                                                                                                      --------------
    Net expenses                                                                                             273,622
                                                                                                      --------------

      Net investment income                                                                                  736,914
                                                                                                      --------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain on:
    Investments                                                                                           23,607,786
    Closed futures contracts                                                                                 183,462
                                                                                                      --------------

      Net realized gain                                                                                   23,791,248
                                                                                                      --------------

  Change in net unrealized appreciation (depreciation) on:
    Investments                                                                                          (30,315,836)
    Open futures contracts                                                                                     8,241
                                                                                                      --------------

      Net unrealized loss                                                                                (30,307,595)
                                                                                                      --------------

    Net realized and unrealized loss                                                                      (6,516,347)
                                                                                                      --------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                  $   (5,779,433)
                                                                                                      ==============

               See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                             SIX MONTHS ENDED
                                                              AUGUST 31, 2004       YEAR ENDED
                                                                (UNAUDITED)     FEBRUARY 29, 2004
                                                             ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                       $       736,914    $     2,364,326
  Net realized gain                                                23,791,248         35,960,341
  Change in net unrealized appreciation (depreciation)            (30,307,595)        49,205,106
                                                              ---------------    ---------------

  Net increase (decrease) in net assets from operations            (5,779,433)        87,529,773
                                                              ---------------    ---------------

Distributions to shareholders from:
  Net investment income
      Class III                                                    (1,034,195)        (2,339,392)
  Net realized gains
      Class III                                                   (36,090,790)        (1,587,884)
                                                              ---------------    ---------------

                                                                  (37,124,985)        (3,927,276)
                                                              ---------------    ---------------

  Net share transactions (Note 6):
      Class III                                                   (68,120,427)       (51,931,075)
  Purchase premiums and redemption fees (Notes 2 and 6):
      Class III                                                       592,752            681,978
                                                              ---------------    ---------------

  Total decrease in net assets resulting from net
    share transactions and net purchase premiums
    and redemption fees                                           (67,527,675)       (51,249,097)
                                                              ---------------    ---------------

      Total increase (decrease) in net assets                    (110,432,093)        32,353,400

NET ASSETS:
  Beginning of period                                             179,268,391        146,914,991
                                                              ---------------    ---------------
  End of period (including accumulated
    undistributed net investment income of
    $264,502 and $561,783, respectively)                      $    68,836,298    $   179,268,391
                                                              ===============    ===============

               See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                             SIX MONTHS ENDED        YEAR ENDED FEBRUARY 28/29,
                                              AUGUST 31, 2004      ------------------------------
                                               (UNAUDITED)             2004              2003
                                             ----------------      ------------      ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                          $      15.51        $       9.81      $      14.91
                                               ------------        ------------      ------------
Income from investment
operations:
  Net investment income                                0.10                0.17              0.18
  Net realized and unrealized
    gain (loss)                                       (0.61)               5.78             (2.74)
                                               ------------        ------------      ------------
    Total from investment
      operations                                      (0.51)               5.95             (2.56)
                                               ------------        ------------      ------------
Less distributions to shareholders:
  From net investment income                          (0.11)              (0.15)            (0.17)
  From net realized gains                             (3.96)              (0.10)            (2.37)
                                               ------------        ------------      ------------
    Total distributions                               (4.07)              (0.25)            (2.54)
                                               ------------        ------------      ------------
NET ASSET VALUE, END OF PERIOD                 $      10.93        $      15.51      $       9.81
                                               ============        ============      ============
TOTAL RETURN (a)                                      (3.06)%(b)**        61.14%(b)        (18.58)%(b)
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000's)                                    $     68,836        $    179,268      $    146,915
  Net expenses to average daily net
    assets                                             0.48%*              0.48%             0.48%
  Net investment income to
    average daily net assets                           1.30%*              1.21%             1.21%
  Portfolio turnover rate                                28%**               86%               69%
  Fees and expenses reimbursed
    by the Manager to average
    daily net assets:                                  0.11%*              0.08%             0.08%
  Purchase premiums and
    redemption fees consisted
    of the following per share
    amounts: (c)                               $       0.07        $       0.04      $       0.08

                                                            YEAR ENDED FEBRUARY 28/29,
                                               --------------------------------------------------
                                                   2002                2001              2000
                                               ------------        ------------      ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                          $      13.86        $      12.41      $      11.69
                                               ------------        ------------      ------------
Income from investment
operations:
  Net investment income                                0.23                0.23              0.15
  Net realized and unrealized
    gain (loss)                                        1.58                2.38              1.11
                                               ------------        ------------      ------------
    Total from investment
      operations                                       1.81                2.61              1.26
                                               ------------        ------------      ------------
Less distributions to shareholders:
  From net investment income                          (0.21)              (0.20)            (0.14)
  From net realized gains                             (0.55)              (0.96)            (0.40)
                                               ------------        ------------      ------------
    Total distributions                               (0.76)              (1.16)            (0.54)
                                               ------------        ------------      ------------
NET ASSET VALUE, END OF PERIOD                 $      14.91        $      13.86      $      12.41
                                               ============        ============      ============
TOTAL RETURN (a)                                      13.39%(b)           22.14%(b)         10.66%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000's)                                    $    313,596        $    305,178      $    265,778
  Net expenses to average daily net
    assets                                             0.48%               0.48%             0.48%
  Net investment income to
    average daily net assets                           1.60%               1.73%             1.12%
  Portfolio turnover rate                                59%                111%               50%
  Fees and expenses reimbursed
    by the Manager to average
    daily net assets:                                  0.04%               0.06%             0.06%
  Purchase premiums and
    redemption fees consisted
    of the following per share
    amounts: (c)                               $       0.01        $       0.03               N/A

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b) Calculation excludes purchase premiums and redemption fees which are borne by the shareholders.
(c) Effective March 1, 2000, the Fund adopted the provision of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase premiums and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change. Amounts calculated using average shares outstanding throughout the period.
*    Annualized.
**   Not annualized.

               See accompanying notes to the financial statements.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (UNAUDITED)

1.   ORGANIZATION

     GMO Small Cap Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks long-term growth of capital. The Fund's benchmark is Russell 2500 Value Index.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued as determined in good faith by the Trustees or other persons acting at their direction.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See the Schedule of Investments for open futures contracts as of August 31, 2004.

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2004, the Fund held no open swap contracts.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See the Schedule of Investments for the open repurchase agreement as of August 31, 2004.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. As of August 31, 2004, the Fund had loaned securities having a market value of $3,441,257, collateralized by cash in the amount of $3,628,586, which was invested in short-term instruments.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases and fee on redemptions of Fund shares are each 0.50% of the amount invested or redeemed. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2004 and the year ended February 29, 2004, the Fund received $35,171 and $327,767 in purchase premiums and $557,581 and $354,211 in redemption fees, respectively. There is no premium for reinvested distributions or in-kind transactions.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of 0.33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

     GMO has entered into a binding agreement effective until at least June 30, 2005 to reimburse the fund to the extent that the fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.33% of the average daily net assets.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2004 was $661. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2004, aggregated $31,830,285 and $134,502,796, respectively.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

5.   PRINCIPAL SHAREHOLDERS AND RELATED PARTIES

     At August 31, 2004, 32.4% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund. At August 31, 2004, 0.3% of the Fund was held by eleven related parties comprised of certain GMO employee accounts.

     As of August 31, 2004, a significant portion of the Fund's shares was held by accounts for which the Manager has investment discretion.

6.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                         SIX MONTHS ENDED
                                                          AUGUST 31, 2004                    YEAR ENDED
                                                            (UNAUDITED)                   FEBRUARY 29, 2004
                                                 ---------------  ---------------  ---------------  ---------------
                                                      SHARES           AMOUNT          SHARES           AMOUNT
                                                 ---------------  ---------------  ---------------  ---------------
      Class III:
      Shares sold                                        574,375  $     7,921,780        5,966,991  $    75,662,260
      Shares issued to shareholders in
        reinvestment of distributions                  3,104,201       36,722,254          278,145        3,686,317
      Shares repurchased                              (8,938,255)    (112,764,461)      (9,663,812)    (131,279,652)
      Purchase premiums and redemption fees                   --          592,752               --          681,978
                                                 ---------------  ---------------  ---------------  ---------------
      Net decrease                                    (5,259,679) $   (67,527,675)      (3,418,676) $   (51,249,097)
                                                 ===============  ===============  ===============  ===============

7.   SUBSEQUENT EVENT

     Effective October 5, 2004, GMO Trust appointed a Chief Compliance Officer and adopted a compliance plan in accordance with Rule 38a-1 under the Investment Company Act of 1940, as amended.

GMO SMALL CAP VALUE FUND
(A SERIES OF GMO TRUST)

FUND EXPENSES
AUGUST 31, 2004 (UNAUDITED)

     The Fund incurs ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees, and other expenses. The following table, assuming a $1,000 investment in a class of shares, discloses the ending account value and operating expenses incurred for the six months ended August 31, 2004, based on, (1) the class's actual return and actual expenses, and (2) a hypothetical annualized 5% return and the class's actual expenses:

      CLASS III
      ------------------------------------------------------------------------
                                                                OPERATING
                            BEGINNING          ENDING            EXPENSE
                              VALUE            VALUE            INCURRED*
      ------------------------------------------------------------------------
      1) Actual            $ 1,000.00       $   969.40             $ 2.38
      2) Hypothetical        1,000.00         1,022.79               2.45
      ------------------------------------------------------------------------

     *Expenses are calculated using the Class III annualized expense ratio for the six months ended August 31, 2004 of 0.48%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     You can estimate expenses incurred for the six months ended August 31, 2004 on your investment in a particular class of shares by dividing your investment value at August 31, 2004 by $1,000 and then multiplying that result by the operating expenses of the class owned as calculated above. You can also use this information to compare ongoing expenses of investing in the Fund with those of other mutual funds.

GMO SHORT-DURATION INVESTMENT FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2004

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

Beginning January 29, 2005, the Fund will be filing its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission's website at www.sec.gov. When filed, the Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund's website at www.gmo.com.

GMO SHORT-DURATION INVESTMENT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- TABULAR HOLDINGS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

CLASSIFICATION                                                              % OF NET ASSETS
-------------------------------------------------------------------------------------------
U.S. Government Agency                                                                  8.1%
U.S. Government                                                                         7.9
Mutual Funds                                                                           83.4
Short-Term Investments and Other Assets and Liabilities (net)                           0.6
                                                                            ---------------
                                                                                      100.0%
                                                                            ===============

               See accompanying notes to the financial statements.

GMO SHORT-DURATION INVESTMENT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

 SHARES /
PAR VALUE ($)  DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               DEBT OBLIGATIONS -- 16.0%

               U.S. GOVERNMENT -- 7.9%
    2,891,475  U.S. Treasury Inflation Indexed Note, 3.88%, due
               01/15/09 (a)                                                  3,256,072
                                                                        --------------

               U.S. GOVERNMENT AGENCY -- 8.1%
      198,333  Agency for International Development Floater (Support
               of Botswana), Variable Rate, 6 mo. U.S. Treasury Bill +
               .40%, 2.22%, due 10/01/12                                       195,606

    1,275,975  Agency for International Development Floater (Support
               of C.A.B.E.I.), Variable Rate, 6 mo. U.S. Treasury Bill
               + .40%, 2.19%, due 10/01/12                                   1,260,025

    1,252,436  Agency for International Development Floater (Support
               of Honduras), Variable Rate, 3 mo. U.S. Treasury Bill x
               117%, 1.16%, due 10/01/11                                     1,247,739

       59,987  Agency for International Development Floater (Support
               of Peru), Series A, Variable Rate, 6 mo. U.S. Treasury
               Bill +.35%, 2.14%, due 05/01/14                                  59,762

      597,859  Small Business Administration Pool #502320, Variable
               Rate, Prime - 2.18%, 2.06%, due 08/25/18                        599,239
                                                                        --------------
                                                                             3,362,371
                                                                        --------------

               TOTAL DEBT OBLIGATIONS (COST $6,523,687)                      6,618,443
                                                                        --------------

               MUTUAL FUNDS -- 83.4%

               AFFILIATED ISSUERS -- 83.4%
    1,360,173  GMO Short-Duration Collateral Fund                           34,466,785
        9,192  GMO Special Purpose Holding Fund                                161,685
                                                                        --------------

               TOTAL MUTUAL FUNDS (COST $34,288,708)                        34,628,470
                                                                        --------------

               TOTAL INVESTMENTS -- 99.4%
               (Cost $40,812,395)                                           41,246,913

               Other Assets and Liabilities (net) -- 0.6%                      256,255
                                                                        --------------

               TOTAL NET ASSETS -- 100.0%                               $   41,503,168
                                                                        ==============

               Variable rates - The rates shown on Variable rate notes are the current interest rates at August 31, 2004, which are subject to change based on the terms of the security.

               (a) Indexed security in which price and/or coupon is linked to prices of other securities, securities indicies, or other financial indicators (Note 2).

               See accompanying notes to the financial statements.

GMO SHORT-DURATION INVESTMENT FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     At August 31, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                               GROSS UNREALIZED          GROSS UNREALIZED            NET UNREALIZED
     AGGREGATE COST              APPRECIATION              DEPRECIATION               APPRECIATION
     --------------            ----------------          ----------------            --------------
      $ 40,992,076                  $ 279,016                 $ (24,179)                $ 254,837

     At February 29, 2004, GMO Short-Duration Investment Fund had a capital loss carryforward available to offset future capital gains, if any. To the extent permitted by the Internal Revenue Code, of $1,151,233 expiring in 2012. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Internal Revenue Code related to share ownership activity. At February 29, 2004, GMO Short-Duration Investment Fund elected to defer to March 1, 2004 post-October losses of $236,504.

               See accompanying notes to the financial statements.

GMO SHORT-DURATION INVESTMENT FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES --  AUGUST 31, 2004 (UNAUDITED)

ASSETS:
  Investments in unaffiliated issuers, at value (cost $6,523,687) (Note 2)                            $    6,618,443
  Investments in affiliated issuers, at value (cost $34,288,708) (Notes 2 and 7)                          34,628,470
  Cash                                                                                                       266,165
  Receivable for Fund shares sold                                                                          4,880,694
  Interest receivable                                                                                         32,822
  Receivable for expenses reimbursed by Manager (Note 3)                                                       3,007
                                                                                                      --------------

      Total assets                                                                                        46,429,601
                                                                                                      --------------
LIABILITIES:
  Payable for investments purchased                                                                        4,900,000
  Payable to affiliate for (Note 3):
      Management fee                                                                                           1,554
      Shareholder service fee                                                                                  4,661
      Trustees fee                                                                                               149
  Accrued expenses                                                                                            20,069
                                                                                                      --------------

      Total liabilities                                                                                    4,926,433
                                                                                                      --------------
NET ASSETS                                                                                            $   41,503,168
                                                                                                      ==============

NET ASSETS CONSIST OF:
  Paid-in capital                                                                                     $   43,038,961
  Accumulated undistributed net investment income                                                             39,022
  Accumulated net realized loss                                                                           (2,009,333)
  Net unrealized appreciation                                                                                434,518
                                                                                                      --------------
                                                                                                      $   41,503,168
                                                                                                      ==============

NET ASSETS ATTRIBUTABLE TO:
  Class III shares                                                                                    $   41,503,168
                                                                                                      ==============

SHARES OUTSTANDING:
  Class III                                                                                                4,718,172
                                                                                                      ==============

NET ASSET VALUE PER SHARE:
  Class III                                                                                           $         8.80
                                                                                                      ==============

               See accompanying notes to the financial statements.

GMO SHORT-DURATION INVESTMENT FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
  Dividends from affiliated issuers (Note 7)                                                          $      286,580
  Interest                                                                                                   150,314
                                                                                                      --------------

        Total income                                                                                         436,894
                                                                                                      --------------

EXPENSES:
  Management fee (Note 3)                                                                                     10,123
  Shareholder service fee (Note 3) - Class III                                                                30,369
  Custodian and transfer agent fees                                                                            3,312
  Audit and tax fees                                                                                          13,616
  Legal fees                                                                                                     552
  Trustees fees and related expenses (Note 3)                                                                  1,404
  Registration fees                                                                                            1,564
  Miscellaneous                                                                                                  184
                                                                                                      --------------
      Total expenses                                                                                          61,124
  Fees and expenses reimbursed by Manager (Note 3)                                                           (19,228)
                                                                                                      --------------
      Net expenses                                                                                            41,896
                                                                                                      --------------

        Net investment income                                                                                394,998
                                                                                                      --------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
    Investments in affiliated issuers                                                                       (476,569)
    Realized gains distributions from affiliated issuers (Note 7)                                             14,902
                                                                                                      --------------
      Net realized loss on investments                                                                      (461,667)
                                                                                                      --------------
  Change in net unrealized appreciation (depreciation) on investments                                        598,701
                                                                                                      --------------
    Net realized and unrealized gain                                                                         137,034
                                                                                                      --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                  $      532,032
                                                                                                      ==============

               See accompanying notes to the financial statements.

GMO SHORT-DURATION INVESTMENT FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                             SIX MONTHS ENDED
                                                              AUGUST 31, 2004       YEAR ENDED
                                                                (UNAUDITED)      FEBRUARY 29, 2004
                                                             ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                       $       394,998     $       634,942
  Net realized loss                                                  (461,667)           (132,071)
  Change in net unrealized appreciation (depreciation)                598,701             553,502
                                                              ---------------     ---------------

  Net increase in net assets from operations                          532,032           1,056,373
                                                              ---------------     ---------------

Distributions to shareholders from:
  Net investment income
      Class III                                                      (355,976)           (635,270)
  Return of capital
      Class III                                                            --              (1,857)
                                                              ---------------     ---------------

                                                                     (355,976)           (637,127)
                                                              ---------------     ---------------
  Net share transactions (Note 6):
      Class III                                                    (2,828,610)        (11,579,121)
                                                              ---------------     ---------------

      Total decrease in net assets                                 (2,652,554)        (11,159,875)

NET ASSETS:

  Beginning of period                                              44,155,722          55,315,597
                                                              ---------------     ---------------
  End of period (including accumulated
    undistributed net investment income of
    $39,022 and $0, respectively)                             $    41,503,168     $    44,155,722
                                                              ===============     ===============

               See accompanying notes to the financial statements.

GMO SHORT-DURATION INVESTMENT FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                             SIX MONTHS ENDED        YEAR ENDED FEBRUARY 28/29,
                                              AUGUST 31, 2004      ------------------------------
                                                (UNAUDITED)            2004              2003
                                             ----------------      ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD           $       8.75        $       8.68      $       9.62
                                               ------------        ------------      ------------
Income from investment operations:
  Net investment income (a)+                           0.09                0.12              0.08
  Net realized and unrealized gain (loss)              0.03                0.07             (0.54)
                                               ------------        ------------      ------------

      Total from investment operations                 0.12                0.19             (0.46)
                                               ------------        ------------      ------------

Less distributions to shareholders:
  From net investment income                          (0.07)              (0.12)            (0.33)
  From net realized gains                                --                  --             (0.15)
  Return of capital                                      --               (0.00)(b)            --
                                               ------------        ------------      ------------

      Total distributions                             (0.07)              (0.12)            (0.48)
                                               ------------        ------------      ------------
NET ASSET VALUE, END OF PERIOD                 $       8.80        $       8.75      $       8.68
                                               ============        ============      ============
TOTAL RETURN (c)                                       1.41%**             2.24%            (4.91)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)            $     41,503        $     44,156      $      55,316
  Net expenses to average
    daily net assets                                   0.21%*(d)           0.21%(d)          0.21%(d)
  Net investment income to
    average daily net assets (a)                       1.97%*              1.36%             0.88%
  Portfolio turnover rate                                49%**                4%               43%
  Fees and expenses reimbursed
    by the Manager to average
    daily net assets:                                  0.09%*              0.10%             0.08%

                                                            YEAR ENDED FEBRUARY 28/29,
                                               --------------------------------------------------
                                                   2002                2001              2000
                                               ------------        ------------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD           $       9.92        $       9.62      $       9.63
                                               ------------        ------------      ------------
Income from investment operations:
  Net investment income (a)+                           0.30                0.42              0.46
  Net realized and unrealized gain (loss)              0.07                0.33              0.05
                                               ------------        ------------      ------------

      Total from investment operations                 0.37                0.75              0.51
                                               ------------        ------------      ------------

Less distributions to shareholders:
  From net investment income                          (0.39)              (0.44)            (0.52)
  From net realized gains                             (0.28)              (0.01)               --
  Return of capital                                      --                  --                --
                                               ------------        ------------      ------------

      Total distributions                             (0.67)              (0.45)            (0.52)
                                               ------------        ------------      ------------
NET ASSET VALUE, END OF PERIOD                 $       9.62        $       9.92      $       9.62
                                               ============        ============      ============

TOTAL RETURN (c)                                       3.73%               7.91%             5.42%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)            $     48,347        $     40,505      $     43,491
  Net expenses to average
    daily net assets                                   0.20%(d)            0.20%(d)          0.20%
  Net investment income to
    average daily net assets (a)                       3.04%               4.30%             4.82%
  Portfolio turnover rate                                91%                 50%              178%
  Fees and expenses reimbursed
    by the Manager to average
    daily net assets:                                  0.12%               0.09%             0.08%

(a) Net investment income for the years is affected by the timing of the declaration of dividends by other GMO Funds in which the Fund invests.
(b)  Return of capital was less than $(0.01).
(c) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(d) New expenses exclude expenses incurred indirectly through investment in underlying funds (See Note 3).
+    Computed using average shares outstanding throughout the period.
*    Annualized.
**   Not annualized.

               See accompanying notes to the financial statements.

GMO SHORT-DURATION INVESTMENT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (UNAUDITED)

1.   ORGANIZATION

     GMO Short-Duration Investment Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks to provide current income through investment in a portfolio of high-quality fixed income instruments. The Fund's benchmark is the Citigroup 3-Month Treasury Bill Index.

     At August 31, 2004, 0.4% of the Fund was invested in the GMO Special Purpose Holding Fund and 83.0% of the Fund was invested in the GMO Short-Duration Collateral Fund, separate funds of GMO Trust managed by GMO.

     Shares of the GMO Special Purpose Holding Fund and the GMO Short-Duration Collateral Fund are not publicly available for direct purchase. The financial statements of the GMO Special Purpose Holding Fund and the GMO Short-Duration Collateral Fund should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value. Shares of other funds of the Trust ("underlying funds") and other mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed

GMO SHORT-DURATION INVESTMENT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     unreliable if, for example, the manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

     Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

     Securities may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     Certain securities held by the Fund, or an underlying fund in which it invests, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. As of August 31, 2004, the total value of these securities represented 29.6% of net assets.

     INDEXED SECURITIES
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. See the Schedule of Investments for all indexed securities held as of August 31, 2004.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. As of August 31, 2004 there were no open repurchase agreements.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the

GMO SHORT-DURATION INVESTMENT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. As of August 31, 2004, the Fund had no securities on loan.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon the inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary. (See Note 3.)

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of 0.05% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee

GMO SHORT-DURATION INVESTMENT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of the Fund at the annual rate of 0.15%.

     GMO has entered into a binding agreement effective until at least June 30, 2005 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.05% of the average daily net assets.

     The Fund incurs fees and expenses indirectly as a shareholder in GMO Special Purpose Holding Fund and GMO Short-Duration Collateral Fund. For the six months ended August 31, 2004, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

                          INDIRECT OPERATING                  INDIRECT INVESTMENT-RELATED
                         EXPENSES (EXCLUDING                 EXPENSES (INCLUDING, BUT NOT
                           MANAGEMENT FEES,                  LIMITED TO, INTEREST EXPENSE,
                         SHAREHOLDER SERVICE     INDIRECT     FOREIGN AUDIT EXPENSE, AND     TOTAL
       INDIRECT NET      FEES AND INVESTMENT-  SHAREHOLDER     INVESTMENT-RELATED LEGAL     INDIRECT
     MANAGEMENT FEES       RELATED EXPENSES)   SERVICE FEES            EXPENSES)            EXPENSES
     ---------------     --------------------  ------------  -----------------------------  --------
         (0.025%)               0.027%             0.000%               0.001%                0.003

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2004 was $1,220. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2004, aggregated $20,097,161 and $22,996,565, respectively.

5.   PRINCIPAL SHAREHOLDERS AND RELATED PARTIES

     At August 31, 2004, 50.3% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund. At August 31, 2004, 2.5% of the Fund was held by eleven related parties comprised of certain GMO employee accounts.

     As of August 31, 2004, greater than 10% of the Fund's shares were held by accounts for which the Manager has investment discretion.

GMO SHORT-DURATION INVESTMENT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

6.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                       SIX MONTHS ENDED
                                                        AUGUST 31, 2004                    YEAR ENDED
                                                          (UNAUDITED)                   FEBRUARY 29, 2004
                                               --------------------------------  --------------------------------
       CLASS III:                                  SHARES           AMOUNT           SHARES           AMOUNT
                                               ---------------  ---------------  ---------------  ---------------
       Shares sold                                   1,159,535  $    10,182,559                7  $            64
       Shares issued to shareholders
         in reinvestment of
         distributions                                  40,354          351,813           72,379          629,717
       Shares repurchased                           (1,525,531)     (13,362,982)      (1,402,139)     (12,208,902)
                                               ---------------  ---------------  ---------------  ---------------
       Net decrease                                   (325,642) $    (2,828,610)      (1,329,753) $   (11,579,121)
                                               ===============  ===============  ===============  ===============

7.   INVESTMENTS IN AFFILIATED ISSUERS

     A summary of the Fund's transactions in the shares of these issuers during the six months ended August 31, 2004, is set forth below:

                               VALUE,
                             BEGINNING                                                   REALIZED
                                OF                          SALES         DIVIDEND         GAINS       VALUE, END
     AFFILIATE                PERIOD        PURCHASES      PROCEEDS        INCOME      DISTRIBUTIONS    OF PERIOD
     --------------------------------------------------------------------------------------------------------------
     GMO Short-Duration
     Collateral Fund       $  28,755,502  $  19,814,021  $  14,300,000  $       3,439  $      14,902  $  34,466,785
     GMO Special
     Purpose Holding
     Fund                      8,533,147        283,141      8,508,235        283,141             --        161,685*
                           -------------  -------------  -------------  -------------  -------------  -------------
     Totals                $  37,288,649  $  20,097,162  $  22,808,235  $     286,580  $      14,902  $  34,628,470
                           =============  =============  =============  =============  =============  =============

     * After effect of return of capital distribution of $141,683 on June 10, 2004.

8.   SUBSEQUENT EVENT

     Effective October 5, 2004, GMO Trust appointed a Chief Compliance Officer and adopted a compliance plan in accordance with Rule 38a-1 under the Investment Company Act of 1940, as amended.

GMO SHORT-DURATION INVESTMENT FUND
(A SERIES OF GMO TRUST)

FUND EXPENSES
AUGUST 31, 2004 (UNAUDITED)

     The Fund incurs ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees, other expenses and indirect expenses incurred due to its investment in underlying funds. The following table, assuming a $1,000 investment in a class of shares, discloses the ending account value and operating expenses incurred for the six months ended August 31, 2004, based on, (1) the class's actual return and actual expenses, and (2) a hypothetical annualized 5% return and the class's actual expenses:

     CLASS III
     -------------------------------------------------------------------
                                                               OPERATING
                              BEGINNING        ENDING           EXPENSE
                                VALUE          VALUE           INCURRED*
     -------------------------------------------------------------------
     1) Actual                $ 1,000.00     $ 1,014.10         $ 1.07
     2) Hypothetical            1,000.00       1,024.15           1.07

     *Expenses are calculated using the Class III annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2004 of 0.21%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     You can estimate expenses incurred for the six months ended August 31, 2004 on your investment in a particular class of shares by dividing your investment value at August 31, 2004 by $1,000 and then multiplying that result by the operating expenses of the class owned as calculated above. You can also use this information to compare ongoing expenses of investing in the Fund with those of other mutual funds.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2004

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

Beginning January 29, 2005, the Fund will be filing its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission's website at www.sec.gov. When filed, the Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund's website at www.gmo.com.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- TABULAR HOLDINGS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

CLASSIFICATION                                                                  % OF NET ASSETS
-----------------------------------------------------------------------------------------------
Automotive                                                                                  4.5%
Construction                                                                               12.0
Consumer Goods                                                                              6.9
Financial                                                                                  17.4
Food & Beverage                                                                             1.7
Health Care                                                                                 9.7
Machinery                                                                                   1.3
Manufacturing                                                                               3.9
Metals & Mining                                                                             0.8
Oil & Gas                                                                                   2.2
Primary Process Industry                                                                    3.8
Retail Stores                                                                               7.9
Services                                                                                    9.1
Technology                                                                                 11.1
Transportation                                                                              1.1
Utility                                                                                     5.8
Short-Term Investments and Other Assets and Liabilities (net)                               0.8
                                                                               ----------------
                                                                                          100.0%
                                                                               ================

               See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               COMMON STOCKS -- 99.2%

               AUTOMOTIVE -- 4.5%

        3,900  American Axle & Manufacturing Holdings, Inc.                    132,171
        5,225  ArvinMeritor, Inc.                                               99,797
        3,000  BorgWarner, Inc.                                                134,220
        4,700  Cooper Tire & Rubber Co.                                        106,408
        9,500  Dana Corp.                                                      179,265
        3,800  Goodyear Tire & Rubber Co. (The) *                               41,724
        3,500  Lear Corp.                                                      188,580
          900  Oshkosh Truck Corp.                                              45,864
        2,500  Superior Industries International, Inc.                          79,250
        1,600  Tenneco Automotive, Inc. *                                       21,504
        4,700  Visteon Corp.                                                    43,851
                                                                        --------------
                                                                             1,072,634
                                                                        --------------

               CONSTRUCTION -- 12.0%
        7,800  Annaly Mortgage Management, Inc. REIT                           139,230
        4,800  Anthracite Capital, Inc. REIT                                    55,440
        1,500  Anworth Mortgage Asset Corp. REIT                                16,800
        2,700  Associated Estates Realty Corp. REIT                             25,299
          700  Beazer Homes USA, Inc.                                           68,355
        2,700  Capstead Mortgage Corp. REIT                                     38,016
        3,000  Centex Corp.                                                    137,310
        2,000  Commercial Net Lease Realty REIT                                 35,700
        1,400  Crescent Real Estate Equities Co. REIT                           22,358
          400  Emcor Group, Inc. *                                              16,240
          800  First Industrial Realty Trust, Inc. REIT                         32,000
          800  Fluor Corp.                                                      34,200
          800  Healthcare Realty Trust, Inc.                                    30,200
          800  Highwoods Properties, Inc. REIT                                  19,680
        1,400  Hovnanian Enterprises, Inc. *                                    48,188
       11,400  HRPT Properties Trust REIT                                      122,892
        1,100  Jacobs Engineering Group, Inc. *                                 43,021
        2,500  KB Home                                                         171,925
        3,300  Lafarge North America, Inc.                                     147,873
        2,400  Louisiana-Pacific Corp.                                          59,184

               See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               CONSTRUCTION -- CONTINUED
          600  M/I Schottenstein Homes, Inc.                                    23,430
        2,134  MDC Holdings, Inc.                                              146,926
        1,000  Meritage Corp. *                                                 66,810
        4,100  MFA Mortgage Investments, Inc. REIT                              38,171
        1,600  Mission West Properties REIT                                     16,128
        2,900  National Health Investors, Inc. REIT                             83,636
          200  NVR, Inc. *                                                     100,450
        1,400  Post Properties, Inc. REIT                                       42,560
        2,800  Pulte Homes, Inc.                                               165,060
          900  Regency Centers Corp. REIT                                       41,400
        1,800  Ryland Group, Inc.                                              158,670
          700  Sovran Self Storage, Inc. REIT                                   27,755
          800  St. Joe Co.                                                      38,720
        2,300  Standard-Pacific Corp.                                          116,081
          500  Texas Industries, Inc.                                           21,900
          800  Thornburg Mortgage, Inc. REIT                                    23,280
        4,400  Toll Brothers, Inc. *                                           195,316
        2,500  USG Corp. *                                                      43,950
        2,400  Ventas, Inc. REIT                                                65,640
          500  William Lyon Homes, Inc. *                                       41,625
        1,200  Winnebago Industries, Inc.                                       37,680
        2,300  York International Corp.                                         74,888
                                                                        --------------
                                                                             2,833,987
                                                                        --------------

               CONSUMER GOODS -- 6.9%
        1,900  Arctic Cat, Inc.                                                 49,628
        1,800  Blyth, Inc.                                                      54,018
        2,400  Brunswick Corp.                                                  94,344
        1,500  Columbia Sportswear Co. *                                        81,810
        1,200  Ethan Allen Interiors, Inc.                                      42,888
        3,800  Fossil, Inc. *                                                  109,098
        2,200  Furniture Brands International, Inc.                             50,600
          300  Genlyte Group, Inc. *                                            17,913
        4,400  GTECH Holdings Corp.                                            103,400
        1,600  Harman International Industries, Inc.                           154,704

               See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               CONSUMER GOODS -- CONTINUED
          500  Maytag Corp.                                                     10,115
          400  Middleby Corp.                                                   20,048
        5,500  Nu Skin Enterprises, Inc.-Class A                               142,010
        3,200  Plantronics, Inc.                                               124,320
        3,000  Polo Ralph Lauren Corp.                                         109,590
        2,500  Reebok International, Ltd.                                       84,925
        1,400  Shuffle Master, Inc. *                                           46,396
        2,000  Standard Commercial Corp.                                        30,600
        1,400  Steinway Musical Instruments, Inc. *                             39,774
        2,500  Steven Madden, Ltd. *                                            45,625
          300  Timberland Co.-Class A *                                         16,755
        4,700  Tupperware Corp.                                                 80,229
        2,200  Universal Corp.                                                  99,286
          900  Yankee Candle Co., Inc. *                                        24,399
                                                                        --------------
                                                                             1,632,475
                                                                        --------------

               FINANCIAL -- 17.4%
        1,300  1st Source Corp.                                                 32,825
        1,200  Amcore Financial, Inc.                                           33,744
          700  American Capital Strategies, Ltd.                                21,840
        3,200  American Financial Group, Inc.                                   94,240
        1,300  American Medical Security Group, Inc. *                          29,302
        5,400  AmeriCredit Corp. *                                             112,914
          600  AMERIGROUP Corp. *                                               30,804
        3,800  AmerUs Group Co.                                                151,468
        1,300  Associated Banc Corp.                                            40,690
        2,100  Astoria Financial Corp.                                          76,314
        2,100  Brown & Brown, Inc.                                              94,290
          700  Camden National Corp.                                            22,750
        1,000  Center Financial Corp.                                           17,020
          500  Chittenden Corp.                                                 17,950
        1,300  Citizens Banking Corp.                                           41,587
        5,300  Colonial BancGroup (The), Inc.                                  106,954
        1,900  Commerce Group, Inc.                                             91,105
        1,600  Commercial Federal Corp.                                         43,632
          900  Community First Bankshares, Inc.                                 28,953

               See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               FINANCIAL -- CONTINUED
        1,300  CompuCredit Corp. *                                              24,453
        1,804  Delphi Financial Group, Inc.-Class A                             70,933
        2,100  Downey Financial Corp.                                          113,127
        2,400  Federated Investors, Inc.-Class B                                69,240
        3,961  Fidelity National Financial, Inc.                               149,132
        5,200  First American Corp.                                            150,644
          600  FirstFed Financial Corp. *                                       27,360
        2,700  FirstMerit Corp.                                                 71,118
        3,600  Flagstar Bancorp, Inc.                                           77,724
        3,700  Fremont General Corp.                                            74,592
        4,100  GATX Corp.                                                      110,577
        1,000  Great Southern Bancorp, Inc.                                     32,230
        3,500  Greater Bay Bancorp                                              99,645
        1,800  HealthExtras, Inc. *                                             21,294
        4,600  IMPAC Mortgage Holdings, Inc. REIT                              118,726
        1,600  IndyMac Bancorp, Inc.                                            55,200
          900  Investors Financial Services Corp.                               41,742
          900  Kansas City Life Insurance Co.                                   36,611
        1,300  Landamerica Financial Group, Inc.                                55,952
        1,100  MAF Bancorp, Inc.                                                46,013
        2,000  Nationwide Financial Services, Inc.-Class A                      69,580
        1,950  New Century Financial Corp.                                     104,597
          900  Ohio Casualty Corp. *                                            18,135
        2,000  People's Bank                                                    65,980
        2,900  PMI Group (The), Inc.                                           120,437
        1,300  Pre-Paid Legal Services, Inc. *                                  32,110
        2,900  Protective Life Corp.                                           113,477
       14,600  Providian Financial Corp. *                                     210,824
        1,600  Reinsurance Group of America, Inc.                               63,760
        2,600  Ryder System, Inc.                                              113,906
        1,600  SEI Investments Co.                                              52,288
        1,200  Stewart Information Services Corp.                               43,848
          900  Student Loan Corp.                                              129,375
        1,500  Trustmark Corp.                                                  44,970
        2,100  United Rentals, Inc. *                                           30,849
        2,600  Unitrin, Inc.                                                   109,070

               See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               FINANCIAL -- CONTINUED
        2,279  Washington Federal, Inc.                                         58,707
        1,200  Webster Financial Corp.                                          59,040
        1,600  WFS Financial, Inc.                                              72,592
          700  WSFS Financial Corp.                                             35,035
          800  Zenith National Insurance Corp.                                  34,576
                                                                        --------------
                                                                             4,117,851
                                                                        --------------

               FOOD & BEVERAGE -- 1.7%
          400  Coors (Adolph) - Class B                                         27,396
        2,100  Lancaster Colony Corp.                                           86,688
        1,300  Natures Sunshine Products, Inc.                                  19,227
        5,500  PepsiAmericas, Inc.                                             109,120
        1,600  Sanderson Farms, Inc.                                            54,704
        2,800  Smithfield Foods, Inc. *                                         71,960
        2,100  Tyson Foods, Inc.-Class A                                        34,608
                                                                        --------------
                                                                               403,703
                                                                        --------------

               HEALTH CARE -- 9.7%
        1,200  American Medical Systems Holdings, Inc. *                        37,872
        1,150  American Pharmaceutical Partners, Inc. *                         34,971
        3,100  Andrx Group *                                                    62,496
        1,500  Bausch & Lomb, Inc.                                              98,925
        5,800  Beverly Enterprises, Inc. *                                      41,586
        1,700  Cerner Corp. *                                                   74,477
          900  Charles River Laboratories International, Inc. *                 39,195
        4,000  Covance, Inc. *                                                 149,800
        5,200  Cytyc Corp. *                                                   124,592
        1,900  D&K Healthcare Resources, Inc.                                   20,235
        3,300  DHB Industries, Inc. *                                           41,811
        1,800  eResearch Technology, Inc. *                                     36,198
          700  Haemonetics Corp. *                                              22,134
       14,500  Healthsouth Corp. *                                              78,735
          600  Hologic, Inc. *                                                  11,112
        6,100  Humana, Inc. *                                                  115,900
        1,200  Idexx Laboratories, Inc. *                                       58,452
        1,900  ImClone Systems, Inc. *                                         101,232

               See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               HEALTH CARE -- CONTINUED
          400  Invitrogen Corp. *                                               19,800
        1,400  Kindred Healthcare, Inc. *                                       36,204
        1,300  LCA-Vision, Inc.                                                 30,654
        1,500  Lifepoint Hospital, Inc. *                                       43,335
        2,700  Lincare Holdings, Inc. *                                         86,778
        3,100  OCA, Inc. *                                                      15,841
        1,000  Ocular Sciences, Inc. *                                          43,600
        2,500  Orthologic Corp. *                                               17,750
        1,500  Owens & Minor, Inc.                                              36,750
        4,800  Pacificare Health Systems, Inc. *                               156,528
        1,300  Pharmaceutical Product Development, Inc. *                       44,135
        2,600  PolyMedica Corp.                                                 79,066
        1,100  Possis Medical, Inc. *                                           19,250
        1,700  Priority Healthcare Corp.-Class B *                              37,791
        1,100  RehabCare Group, Inc. *                                          25,289
        3,400  Renal Care Group, Inc. *                                        107,678
        2,300  Res-Care, Inc. *                                                 24,334
        1,700  Salix Pharmaceuticals, Ltd. *                                    39,763
        3,000  Select Medical Corp.                                             39,840
        1,000  Techne Corp. *                                                   38,740
        1,700  United Surgical Partners International, Inc. *                   61,387
        1,100  Universal Health Services, Inc.-Class B                          49,555
        3,700  Ventiv Health, Inc. *                                            55,759
          800  West Pharmaceutical Services, Inc.                               31,992
                                                                        --------------
                                                                             2,291,542
                                                                        --------------

               MACHINERY -- 1.3%
        1,100  Carbo Ceramics, Inc.                                             70,785
          700  Cummins, Inc.                                                    47,103
          700  Lincoln Electric Holdings, Inc.                                  21,042
        2,000  MSC Industrial Direct Co. - Class A                              62,140
          600  Stanley Works (The)                                              25,956
          600  Tidewater, Inc.                                                  17,508
        2,100  Watts Water Technologies, Inc.-Class A                           53,466
                                                                        --------------
                                                                               298,000
                                                                        --------------

               See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               MANUFACTURING -- 3.9%
        3,400  American Greetings Corp.-Class A *                               81,838
          600  Bemis Co., Inc.                                                  15,858
        2,200  Caraustar Industries, Inc. *                                     34,914
          800  Greif, Inc.-Class A                                              31,200
          800  Harsco Corp.                                                     35,904
        1,900  Kaman Corp.-Class A                                              22,154
          800  Mine Safety Appliances Co.                                       31,624
        6,600  Owens-IIlinois, Inc. *                                          105,930
        2,500  Pentair, Inc.                                                    83,100
        3,900  Precision Castparts Corp.                                       214,851
        3,700  Shaw Group (The), Inc. *                                         38,073
        2,000  Sonoco Products Co.                                              51,820
        1,600  SPX Corp.                                                        58,384
        1,500  Standex International Corp.                                      36,420
        1,300  Temple Inland, Inc.                                              88,764
                                                                        --------------
                                                                               930,834
                                                                        --------------

               METALS & MINING -- 0.8%
        2,000  Arch Coal, Inc.                                                  64,460
        2,000  Brush Engineering Materials, Inc. *                              40,980
        1,300  Century Aluminum Co. *                                           32,214
          700  Cleveland Cliffs, Inc. *                                         46,725
                                                                        --------------
                                                                               184,379
                                                                        --------------

               OIL & GAS -- 2.2%
        2,300  Ashland, Inc.                                                   118,289
        5,200  Chesapeake Energy Corp.                                          73,476
        1,000  Cimarex Energy Co. *                                             29,930
        1,600  KCS Energy, Inc. *                                               20,080
        1,600  Layne Christensen Co. *                                          24,304
        1,100  Premcor, Inc. *                                                  36,883
          600  Stone Energy Corp. *                                             24,960
        1,000  Sunoco, Inc.                                                     61,500
        1,900  Swift Energy Co. *                                               38,665
        2,000  Tesoro Petroleum Corp. *                                         47,360

               See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               OIL & GAS -- CONTINUED
        1,200  Vintage Petroleum, Inc.                                          19,680
        1,400  Western Gas Resources, Inc.                                      39,088
                                                                        --------------
                                                                               534,215
                                                                        --------------

               PRIMARY PROCESS INDUSTRY -- 3.8%
          700  A. Schulman, Inc.                                                14,042
        6,400  AK Steel Holding Corp. *                                         38,976
        4,400  Allegheny Technologies, Inc.                                     82,764
        1,000  Carpenter Technology Corp.                                       44,300
        1,700  Central Garden & Pet Co. *                                       53,278
        3,000  Commercial Metals Co.                                           104,940
        2,300  Cytec Industries, Inc.                                          110,952
        2,000  FMC Corp. *                                                      92,460
        1,600  Lubrizol Corp.                                                   57,040
          300  Millipore Corp. *                                                15,090
          900  OM Group, Inc. *                                                 30,645
        1,300  Oregon Steel Mills, Inc. *                                       18,824
        1,200  Quanex Corp.                                                     55,296
        1,700  Ryerson Tull, Inc.                                               27,098
        2,700  Steel Dynamics, Inc.                                             84,672
        2,000  United States Steel Corp.                                        73,820
                                                                        --------------
                                                                               904,197
                                                                        --------------

               RETAIL STORES -- 7.9%
        3,800  7-Eleven, Inc. *                                                 73,416
        5,200  Abercrombie & Fitch Co.-Class A                                 145,600
        2,200  American Eagle Outfitters, Inc. *                                73,260
          900  AnnTaylor Stores Corp. *                                         21,753
        4,500  BJ's Wholesale Club, Inc. *                                     113,940
        4,000  Charming Shoppes, Inc. *                                         27,440
        1,200  Children's Place *                                               23,532
        1,200  Christopher & Banks Corp.                                        21,132
        1,800  Claire's Stores, Inc.                                            43,812
        1,600  Dollar Tree Stores, Inc. *                                       37,616
        3,500  Dress Barn, Inc. *                                               57,995
        3,400  Foot Locker, Inc.                                                76,058

               See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               RETAIL STORES -- CONTINUED
        1,700  Group 1 Automotive, Inc. *                                       46,699
        1,700  Ingles Markets, Inc.-Class A                                     19,363
        1,500  Insight Enterprises, Inc. *                                      24,000
        2,400  Interpool, Inc.                                                  44,640
        1,000  Longs Drug Stores Corp.                                          24,280
          400  Men's Wearhouse, Inc. *                                          11,200
        1,200  Nautilus Group, Inc.                                             23,388
        1,700  Neiman-Marcus Group, Inc.-Class A                                90,440
        1,800  Nordstrom, Inc.                                                  66,834
          900  Pantry (The), Inc. *                                             17,514
        4,400  Payless Shoesource, Inc. *                                       51,040
        3,600  Pier 1 Imports, Inc.                                             62,460
        4,550  Rent-A-Center, Inc. *                                           136,955
        4,600  Ross Stores, Inc.                                                97,290
          500  Ruddick Corp.                                                     9,535
        2,000  Shopko Stores, Inc. *                                            33,840
        3,000  Sonic Automotive, Inc.                                           62,400
        5,100  Supervalu, Inc.                                                 134,436
        1,500  Toys R Us, Inc. *                                                24,360
        1,500  United Auto Group, Inc.                                          36,345
        3,700  Urban Outfitters, Inc. *                                        112,295
        8,000  Winn-Dixie Stores, Inc.                                          33,360
                                                                        --------------
                                                                             1,878,228
                                                                        --------------

               SERVICES -- 9.1%
        4,900  Allied Waste Industries, Inc. *                                  50,176
        4,650  Applebee's International, Inc.                                  111,926
        1,900  Argosy Gaming Co. *                                              63,517
        2,000  Banta Corp.                                                      77,420
        2,400  Bob Evans Farms, Inc.                                            60,096
        1,100  Bright Horizons Family Solutions, Inc. *                         54,439
        1,400  Brinker International, Inc. *                                    42,630
        2,400  Brink's Co. (The)                                                69,120
          800  Career Education Corp. *                                         24,672
        4,100  Catalina Marketing Corp. *                                       92,250
        3,050  CEC Entertainment, Inc. *                                       102,694

               See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               SERVICES -- CONTINUED
        1,200  Central European Distribution Corp. *                            29,388
        2,100  Consolidated Graphics, Inc. *                                    85,785
        3,600  Copart, Inc. *                                                   78,192
        2,100  Factset Research Systems, Inc.                                   93,513
        3,800  First Health Group Corp. *                                       57,950
        1,000  Hughes Supply, Inc.                                              60,590
        3,300  InfoUSA, Inc. *                                                  29,997
        1,600  Isle of Capri Casinos, Inc. *                                    29,216
        2,100  ITT Educational Services, Inc. *                                 72,597
        3,300  Jack in the Box, Inc. *                                          93,192
        1,100  Keystone Automotive Industries, Inc. *                           24,420
        2,900  Labor Ready, Inc. *                                              35,931
        2,800  Lone Star Steakhouse & Saloon, Inc.                              64,932
        1,300  Nash Finch Co.                                                   38,389
        1,200  O'Charley's, Inc. *                                              19,488
        1,900  Outback Steakhouse, Inc.                                         74,366
        1,500  Papa John's International, Inc. *                                43,065
        1,700  Prime Hospitality Corp. *                                        20,434
        1,600  Regis Corp.                                                      65,488
        3,600  Ryan's Restaurant Group, Inc. *                                  49,464
        1,000  Sabre Holdings Corp.                                             23,000
        3,650  Sonic Corp. *                                                    81,578
        1,300  TeleTech Holdings, Inc. *                                        10,712
        1,900  URS Corp. *                                                      46,930
        2,000  World Fuel Services Corp.                                        70,360
        3,500  XM Satellite Radio Holdings, Inc.-Class A *                      96,145
                                                                        --------------
                                                                             2,144,062
                                                                        --------------

               TECHNOLOGY -- 11.1%
          500  Acuity Brands, Inc.                                              11,505
        1,400  Acxiom Corp.                                                     31,458
        2,600  Adtran, Inc.                                                     69,628
        2,200  Ametek, Inc.                                                     62,810
          700  Arrow Electronics, Inc. *                                        15,148
        1,600  Avaya, Inc. *                                                    19,392
        2,800  BE Aerospace, Inc. *                                             29,680

               See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               TECHNOLOGY -- CONTINUED
          600  BEI Technologies, Inc.                                           16,704
          800  Black Box Corp.                                                  28,992
        1,125  Brightpoint, Inc. *                                              14,906
        1,762  Celestica, Inc. *                                                25,197
        2,700  Ciber, Inc. *                                                    18,198
        6,800  Convergys Corp. *                                                94,520
        2,100  Covansys Corp. *                                                 19,845
        3,800  Digitas, Inc. *                                                  27,170
          500  Diodes, Inc. *                                                    9,605
        7,900  Earthlink, Inc. *                                                79,079
        1,800  Embarcadero Technologies, Inc. *                                 14,256
        6,500  Extreme Networks, Inc. *                                         30,225
        4,200  Foundry Networks, Inc. *                                         38,304
        1,600  Global Imaging Systems, Inc. *                                   44,800
        3,700  Goodrich Corp.                                                  117,512
        1,300  Harris Corp.                                                     62,608
        1,800  Helix Technology Corp.                                           24,498
        7,400  Ikon Office Solutions, Inc.                                      83,472
        1,700  Infospace, Inc. *                                                64,600
        5,400  Ingram Micro, Inc.-Class A *                                     80,028
          900  Innovative Solutions & Support, Inc. *                           24,048
        2,500  Intervoice, Inc. *                                               22,575
        2,800  iVillage, Inc. *                                                 16,268
        4,600  MatrixOne, Inc. *                                                21,528
        1,500  Maximus, Inc. *                                                  43,635
        1,400  Mercury Computer Systems, Inc. *                                 37,828
        4,000  Microsemi Corp. *                                                43,160
          500  MTS Systems Corp.                                                10,875
        1,300  NCR Corp. *                                                      57,421
        1,300  Paxar Corp. *                                                    26,312
        4,200  Pixelworks, Inc. *                                               43,848
          900  Rogers Corp. *                                                   41,751
        1,800  S1 Corp. *                                                       14,220
          800  SBS Technologies, Inc. *                                          8,208
        1,000  ScanSource, Inc. *                                               60,040
        2,900  Scientific-Atlanta, Inc.                                         78,996

               See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES      DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               TECHNOLOGY -- CONTINUED
        1,300  Siliconix, Inc. *                                                44,538
        3,000  SPSS, Inc. *                                                     41,400
        2,300  Syntel, Inc.                                                     35,121
        2,800  Take-Two Interactive Software, Inc. *                            91,700
        4,800  Tech Data Corp. *                                               180,768
        1,200  Tekelec *                                                        21,924
        4,900  Tibco Software, Inc. *                                           30,968
        2,100  Trimble Navigation, Ltd. *                                       57,834
        3,300  United Stationers, Inc. *                                       135,861
        1,000  Viasat, Inc. *                                                   19,820
          900  Vicor Corp.                                                      10,656
        2,100  WebEx Communications, Inc. *                                     40,740
        2,200  Websense, Inc. *                                                 84,370
        2,300  WESCO International, Inc. *                                      46,552
        8,900  Wind River Systems, Inc. *                                       96,565
                                                                        --------------
                                                                             2,623,670
                                                                        --------------

               TRANSPORTATION -- 1.1%
        2,300  Continental Airlines, Inc.-Class B *                             22,195
        5,300  Delta Airlines, Inc. *                                           21,412
        1,300  JB Hunt Transport Services, Inc.                                 44,070
        3,200  Kansas City Southern *                                           48,000
          900  Knight Transportation, Inc. *                                    17,901
          500  Landstar System, Inc. *                                          26,240
        4,100  Northwest Airlines Corp.-Class A *                               38,622
        1,200  USF Corp.                                                        41,112
                                                                        --------------
                                                                               259,552
                                                                        --------------

               UTILITY -- 5.8%
       10,400  AES Corp. (The) *                                               104,936
        2,800  Allegheny Energy, Inc. *                                         41,132
        2,700  Alliant Energy Corp.                                             70,173
       11,100  Centerpoint Energy, Inc.                                        121,434
        6,800  CMS Energy Corp. *                                               65,280
        3,900  DPL, Inc.                                                        79,287
        2,000  Duquesne Light Holdings, Inc.                                    37,580

               See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES/
 PAR VALUE($)  DESCRIPTION                                                VALUE ($)
--------------------------------------------------------------------------------------
               UTILITY -- CONTINUED
        4,000  El Paso Electric Co. *                                           61,360
          900  Energen Corp.                                                    42,696
        1,400  Energy East Corp.                                                34,118
          600  Great Plains Energy, Inc.                                        18,096
        2,900  National Fuel Gas Co.                                            77,662
        2,000  Northeast Utilities                                              38,340
          900  NSTAR                                                            43,920
        2,600  OGE Energy Corp.                                                 67,600
        1,600  Pinnacle West Capital Corp.                                      67,536
        3,600  PNM Resources, Inc.                                              76,932
        1,300  Puget Energy, Inc.                                               29,783
        1,300  Questar Corp.                                                    52,884
        6,600  Reliant Energy, Inc. *                                           65,736
        6,700  TECO Energy, Inc.                                                88,842
          800  UIL Holdings Corp.                                               39,264
        1,400  Wisconsin Energy Corp.                                           45,850
                                                                        --------------
                                                                             1,370,441
                                                                        --------------

               TOTAL COMMON STOCKS (COST $18,102,040)                       23,479,770
                                                                        --------------

               SHORT-TERM INVESTMENT -- 0.9%

               REPURCHASE AGREEMENT-- 0.9%
      200,167  Citigroup Global Markets Repurchase Agreement, dated
               8/31/04, due 9/01/04, with a maturity value of
               $200,173, and an effective yield of 1.10%,
               collateralized by a U.S. Treasury Note with a rate of
               2.75%, maturity date of 7/31/06, and a market value,
               including accrued interest of $204,748.                         200,167
                                                                        --------------

               TOTAL SHORT-TERM INVESTMENTS (COST $200,167)                    200,167
                                                                        --------------

               See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)


                                                                          VALUE ($)
--------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 100.1%
               (Cost $18,302,207)                                           23,679,937

               Other Assets and Liabilities (net) -- (0.1%)                    (16,640)
                                                                        --------------

               TOTAL NET ASSETS -- 100.0%                               $   23,663,297
                                                                        ==============

               NOTES TO THE SCHEDULE OF INVESTMENTS:

               REIT - Real Estate Investment Trust

               *    Non-income producing security.

     At August 31, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                             GROSS UNREALIZED          GROSS UNREALIZED          NET UNREALIZED
       AGGREGATE COST          APPRECIATION              DEPRECIATION             APPRECIATION
       --------------        ----------------          ----------------          --------------
        $ 18,302,207            $ 5,756,800               $ (379,070)              $ 5,377,730

     At February 29, 2004, GMO Tax-Managed Small Companies Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Internal Revenue Code, of $4,900,098, $1,587,943 and $393,614 expiring in 2009, 2010 and 2011, respectively. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Internal Revenue Code related to share ownership activity.

               See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2004 (UNAUDITED)

ASSETS:
  Investments, at value (cost $18,302,207) (Note 2)                           $  23,679,937
  Dividends and interest receivable                                                  21,288
  Receivable for expenses reimbursed by Manager (Note 3)                              4,247
                                                                              -------------

    Total assets                                                                 23,705,472
                                                                              -------------

LIABILITIES:
  Payable to affiliate for (Note 3):
    Management fee                                                                   10,855
    Shareholder service fee                                                           2,961
    Trustees fee                                                                         60
  Accrued expenses                                                                   28,299
                                                                              -------------

    Total liabilities                                                                42,175
                                                                              -------------
NET ASSETS                                                                    $  23,663,297
                                                                              =============

NET ASSETS CONSIST OF:
  Paid-in capital                                                             $  24,213,851
  Accumulated undistributed net investment income                                    22,624
  Accumulated net realized loss                                                  (5,950,908)
  Net unrealized appreciation                                                     5,377,730
                                                                              -------------
                                                                              $  23,663,297
                                                                              =============

NET ASSETS ATTRIBUTABLE TO:
  Class III shares                                                            $  23,663,297
                                                                              =============

SHARES OUTSTANDING:
  Class III                                                                       1,698,718
                                                                              =============

NET ASSET VALUE PER SHARE:
  Class III                                                                   $       13.93
                                                                              =============

               See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
  Dividends                                                                   $     153,397
  Interest                                                                              547
                                                                              -------------

    Total income                                                                    153,944
                                                                              -------------

EXPENSES:
  Management fee (Note 3)                                                            67,195
  Shareholder service fee (Note 3) - Class III                                       18,326
  Custodian and transfer agent fees                                                   8,924
  Audit and tax fees                                                                 17,664
  Legal fees                                                                            368
  Trustees fees and related expenses (Note 3)                                           204
  Registration fees                                                                     828
  Miscellaneous                                                                         185
                                                                              -------------
    Total expenses                                                                  113,694
  Fees and expenses reimbursed by Manager (Note 3)                                  (27,969)
                                                                              -------------
    Net expenses                                                                     85,725
                                                                              -------------

      Net investment income                                                          68,219
                                                                              -------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
    Investments                                                                     956,124
    Closed futures contracts                                                        (25,377)
                                                                              -------------

      Net realized gain                                                             930,747
                                                                              -------------

  Change in net unrealized appreciation (depreciation) on investments            (2,438,443)
                                                                              -------------

    Net realized and unrealized loss                                             (1,507,696)
                                                                              -------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $  (1,439,477)
                                                                              =============

               See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                         SIX MONTHS ENDED
                                                                         AUGUST 31, 2004        YEAR ENDED
                                                                           (UNAUDITED)       FEBRUARY 29, 2004
                                                                         ---------------     -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                                    $     68,219        $    138,470
  Net realized gain                                                             930,747           2,525,683
  Change in net unrealized appreciation (depreciation)                       (2,438,443)          7,123,319
                                                                           ------------        ------------

  Net increase (decrease) in net assets from operations                      (1,439,477)          9,787,472
                                                                           ------------        ------------

Distributions to shareholders from:
  Net investment income
    Class III                                                                   (45,595)           (143,023)
                                                                           ------------        ------------

  Net share transactions (Note 6):
    Class III                                                                   614,723          (5,838,979)
  Purchase premiums (Notes 2 and 6):
    Class III                                                                     5,000                  --
                                                                           ------------        ------------
  Total increase (decrease) in net assets resulting from net share
   transactions and purchase premiums                                           619,723          (5,838,979)
                                                                           ------------        ------------

    Total increase (decrease) in net assets                                    (865,349)          3,805,470

NET ASSETS:

  Beginning of period                                                        24,528,646          20,723,176
                                                                           ------------        ------------
  End of period (including accumulated undistributed net investment
   income of $22,624 and $0, respectively)                                 $ 23,663,297        $ 24,528,646
                                                                           ============        ============

               See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                             SIX MONTHS ENDED                       YEAR ENDED FEBRUARY 28/29,
                                              AUGUST 31, 2004    ---------------------------------------------------------------
                                                (UNAUDITED)         2004         2003         2002          2001        2000(a)
                                             ----------------    ----------   ----------   ----------    ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD            $    14.80       $     9.66   $    11.76   $    10.54    $     9.52   $    10.00
                                                ----------       ----------   ----------   ----------    ----------   ----------

Income from investment operations:
   Net investment income                              0.04             0.08         0.11         0.15          0.12         0.08
   Net realized and unrealized
     gain (loss)                                     (0.88)            5.14        (2.10)        1.23          1.02        (0.50)
                                                ----------       ----------   ----------   ----------    ----------   ----------

      Total from investment operations               (0.84)            5.22        (1.99)        1.38          1.14        (0.42)
                                                ----------       ----------   ----------   ----------    ----------   ----------

Less distributions to shareholders:
   From net investment income                        (0.03)           (0.08)       (0.11)       (0.16)        (0.12)       (0.06)
                                                ----------       ----------   ----------   ----------    ----------   ----------

      Total distributions                            (0.03)           (0.08)       (0.11)       (0.16)        (0.12)       (0.06)
                                                ----------       ----------   ----------   ----------    ----------   ----------
NET ASSET VALUE, END OF PERIOD                  $    13.93       $    14.80   $     9.66   $    11.76    $    10.54   $     9.52
                                                ==========       ==========   ==========   ==========    ==========   ==========
TOTAL RETURN (b)                                     (5.70)%**        54.21%      (17.00)%      13.25%        12.12%       (4.25)%**

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)            $   23,663       $   24,529   $   20,723   $   37,544    $   41,042   $   39,000
   Net expenses to average
     daily net assets                                 0.70%*           0.70%        0.71%        0.70%         0.70%        0.70%*
   Net investment income to
     average daily net assets                         0.56%*           0.62%        0.90%        1.30%         1.25%        1.08%*
   Portfolio turnover rate                              45%**            66%          55%          65%          131%          18%
   Fees and expenses reimbursed by
     the Manager to average daily
     net assets:                                      0.23%*           0.31%        0.18%        0.20%         0.17%        0.21%*
   Purchase premiums and
     redemption fees consisted
     of the following per
     share amounts: (c)                                 --(d)            --   $     0.01           --(d) $     0.01          N/A

(a) Period from June 1,1999 (commencement of operations) through February 29, 2000.
(b) The total return would have been lower had certain expenses not been reimbursed during the period shown. Calculation excludes purchase premiums which are borne by the shareholders.
(c) Effective March 1, 2000, the Fund adopted the provision of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase premiums and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change. Amounts calculated using average shares outstanding throughout the period.
(d)  Purchase premiums were less than $0.01 per share.
*    Annualized.
**   Not annualized.

               See accompanying notes to the financial statements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (UNAUDITED)

1.   ORGANIZATION

     GMO Tax-Managed Small Companies Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks to maximize after-tax total return through investment in a portfolio of common stocks of smaller companies principally traded in the U.S.

     The Fund's benchmark is the Russell 2500 Index (after tax), which is computed by the Manager by applying the maximum historical applicable individual federal income tax rate to the Russell 2500 Index's dividend yield.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued as determined in good faith by the Trustees or other persons acting at their direction.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2004, the Fund held no open futures contracts.

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2004, the Fund held no open swap agreements.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See Schedule of Investments for the open repurchase agreement as of August 31, 2004.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. As of August 31, 2004, the Fund had no securities on loan.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     PURCHASES OF FUND SHARES
     The premium on cash purchases of Fund shares is 0.50% of the amount invested. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium with respect to that portion. In addition, the purchase premium charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums are paid and recorded by the Fund as paid-in capital. For the six months ended August 31, 2004 and the year ended February 29, 2004, the Fund received $5,000 and $0 in purchase premiums, respectively. There is no fee for redemptions, reinvested distributions or in-kind transactions.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of 0.55% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

     GMO has entered into a binding agreement effective until at least June 30, 2005 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.55% of the average daily net assets.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2004 was $112. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2004, aggregated $11,605,841 and $10,860,910, respectively.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

5.   PRINCIPAL SHAREHOLDERS AND RELATED PARTY

     At August 31, 2004, 58.6% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund. At August 31, 2004, 6.0% of the Fund was held by one related party comprised of certain GMO employee accounts.

6.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                  SIX MONTHS ENDED
                                                   AUGUST 31, 2004                     YEAR ENDED
                                                     (UNAUDITED)                   FEBRUARY 29, 2004
                                           ------------------------------    ------------------------------
                                              SHARES            AMOUNT          SHARES            AMOUNT
                                           -------------    -------------    -------------    -------------
     Class III:
     Shares sold                                  67,779    $     995,000               --    $          --
     Shares issued to shareholders
       in reinvestment of
       distributions                               1,374           19,723            5,634           69,114
     Shares repurchased                          (27,894)        (400,000)        (493,952)      (5,908,093)
     Purchase premiums                                --            5,000               --               --
                                           -------------    -------------    -------------    -------------
     Net increase (decrease)                      41,259    $     619,723         (488,318)   $  (5,838,979)
                                           =============    =============    =============    =============

7.   SUBSEQUENT EVENT

     Effective October 5, 2004, GMO Trust appointed a Chief Compliance Officer and adopted a compliance plan in accordance with Rule 38a-1 under the Investment Company Act of 1940, as amended.

GMO TAX-MANAGED SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

FUND EXPENSES
AUGUST 31, 2004 (UNAUDITED)

     The Fund incurs ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees and other expenses. The following table, assuming a $1,000 investment in a class of shares, discloses the ending account value and operating expenses incurred for the six months ended August 31, 2004, based on, (1) the classes' actual return and actual expenses, and (2) a hypothetical annualized 5% return and the class's actual expenses:

     Class III

                                                          OPERATING
                           BEGINNING       ENDING          EXPENSE
                             VALUE         VALUE          INCURRED *
     -----------------------------------------------------------------
     1) Actual            $ 1,000.00     $   943.00        $ 3.43
     2) Hypothetical        1,000.00       1,021.68          3.57

     *Expenses are calculated using the Class III annualized expense ratio for the six months ended August 31, 2004 of 0.70%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     You can estimate expenses incurred for the six months ended August 31, 2004 on your investment in a particular class of shares by dividing your investment value at August 31, 2004 by $1,000 and then multiplying that result by the operating expenses of the class owned as calculated above. You can also use this information to compare ongoing expenses of investing in the Fund with those of other mutual funds.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2004

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

Beginning January 29, 2005, the Fund will be filing its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission's website at www.sec.gov. When filed, the Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund's website at www.gmo.com.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- TABULAR HOLDINGS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

CLASSIFICATION                                                                % OF NET ASSETS
------------------------------------------------------------------------------------------------
Automotive                                                                                5.3%
Construction                                                                              2.4
Consumer Goods                                                                            7.0
Financial                                                                                20.3
Food & Beverage                                                                           0.9
Health Care                                                                              11.3
Machinery                                                                                 0.8
Manufacturing                                                                             3.3
Metals & Mining                                                                           1.0
Oil & Gas                                                                                 6.6
Primary Process Industry                                                                  0.4
Retail Stores                                                                            10.4
Services                                                                                  3.9
Technology                                                                               11.7
Transportation                                                                            0.2
Utility                                                                                  13.2
Short-Term Investments and Other Assets and Liabilities (net)                             1.3
                                                                            -----------------
                                                                                        100.0%
                                                                            =================

               See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

         SHARES      DESCRIPTION                                                      VALUE ($)
-------------------------------------------------------------------------------------------------
                     COMMON STOCKS -- 98.7%

                     AUTOMOTIVE -- 5.3%
            9,400    Delphi Corp.                                                          86,104
            3,000    Eaton Corp.                                                          181,050
           86,069    Ford Motor Co.                                                     1,214,434
           39,341    General Motors Corp.                                               1,625,177
            2,000    Gentex Corp.                                                          68,680
           22,900    Harley-Davidson, Inc.                                              1,397,358
            8,200    Johnson Controls, Inc.                                               461,660
            3,400    Lear Corp.                                                           183,192
            1,500    Paccar, Inc.                                                          90,285
                                                                                    -------------
                                                                                        5,307,940
                                                                                    -------------

                     CONSTRUCTION -- 2.4%
            5,200    Centex Corp.                                                         238,004
           21,300    D.R. Horton, Inc.                                                    659,022
           12,100    Georgia-Pacific Corp.                                                411,158
            6,400    KB Home                                                              440,128
            5,700    Lennar Corp.-Class A                                                 261,060
              400    NVR, Inc. *                                                          200,900
            3,200    Pulte Homes, Inc.                                                    188,640
                                                                                    -------------
                                                                                        2,398,912
                                                                                    -------------
                     CONSUMER GOODS -- 7.0%
           44,000    Altria Group, Inc.                                                 2,153,800
              400    Black & Decker Corp.                                                  27,572
           26,700    Eastman Kodak Co.                                                    789,786
            3,100    Fortune Brands, Inc.                                                 226,765
           13,900    Gillette Co. (The)                                                   590,750
            4,700    Harman International Industries, Inc.                                454,443
            5,200    International Game Technology                                        150,020
           10,100    Jones Apparel Group, Inc.                                            360,469
           17,200    Kimberly Clark Corp.                                               1,147,240
            8,400    Liz Claiborne, Inc.                                                  319,788
            3,800    Mohawk Industries, Inc. *                                            292,296

               See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

         SHARES      DESCRIPTION                                                      VALUE ($)
-------------------------------------------------------------------------------------------------
                     CONSUMER GOODS -- CONTINUED
            3,200    Nike, Inc.-Class B                                                   240,992
            2,700    VF Corp.                                                             133,218
            1,700    Whirlpool Corp.                                                      103,938
                                                                                    -------------
                                                                                        6,991,077
                                                                                    -------------

                     FINANCIAL -- 20.3%
           16,900    Allstate Corp. (The)                                                 797,849
            5,150    AMBAC Financial Group, Inc.                                          388,825
           38,200    American International Group, Inc.                                 2,721,368
            1,300    AON Corp.                                                             33,735
            1,300    Arthur J. Gallagher & Co.                                             41,418
            8,628    Bank of America Corp.                                                388,087
            1,700    BB&T Corp.                                                            67,983
            2,000    Bear Stearns Cos. (The), Inc.                                        175,840
           15,200    Capital One Financial Corp.                                        1,029,952
              900    Charter One Financial, Inc.                                           40,023
            6,300    CIT Group, Inc.                                                      225,162
              700    CNA Financial Corp. *                                                 16,870
            9,500    Comerica, Inc.                                                       571,425
           12,798    Countrywide Financial Corp.                                          454,969
            1,600    Erie Indemnity Co.-Class A                                            79,584
           30,700    Fannie Mae                                                         2,285,615
            3,100    Federated Investors, Inc.-Class B                                     89,435
           16,757    Fidelity National Financial, Inc.                                    630,901
            9,300    Freddie Mac                                                          624,216
            1,350    Greenpoint Financial Corp.                                            59,467
           13,000    Hartford Financial Services Group, Inc.                              795,080
            1,200    Jefferson Pilot Corp.                                                 57,480
           16,310    JPMorgan Chase & Co.                                                 645,550
            5,400    KeyCorp                                                              169,290
            1,200    Legg Mason, Inc.                                                      96,816
            6,600    Lincoln National Corp.                                               298,980
           10,800    Loews Corp.                                                          613,440
            3,900    Marsh & McLennan Cos., Inc.                                          174,291
            1,900    Marshall & Ilsley Corp.                                               76,152
            3,000    MBIA, Inc.                                                           171,810

               See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

         SHARES      DESCRIPTION                                                      VALUE ($)
-------------------------------------------------------------------------------------------------
                     FINANCIAL -- CONTINUED
           49,200    MBNA Corp.                                                         1,187,688
            3,100    Merrill Lynch & Co., Inc.                                            158,317
           11,000    MGIC Investment Corp.                                                750,970
            3,900    Morgan Stanley                                                       197,847
            5,000    National City Corp.                                                  188,950
            8,950    Old Republic International Corp.                                     210,772
            9,600    PMI Group (The), Inc.                                                398,688
            2,800    PNC Financial Services Group, Inc.                                   150,276
            6,400    Radian Group, Inc.                                                   283,520
              864    Regions Financial Corp.                                               27,899
            4,100    SEI Investments Co.                                                  133,988
              800    Sovereign Bancorp, Inc.                                               17,488
            1,730    St. Paul Travelers Companies                                          60,014
            2,000    Suntrust Banks, Inc.                                                 136,200
            3,300    Synovus Financial Corp.                                               83,820
            7,000    T. Rowe Price Group, Inc.                                            346,710
            5,600    Torchmark Corp.                                                      288,288
           26,700    UnumProvident Corp.                                                  432,006
            4,300    Wachovia Corp.                                                       201,713
           31,200    Washington Mutual, Inc.                                            1,211,496
                                                                                    -------------
                                                                                       20,288,263
                                                                                    -------------

                     FOOD & BEVERAGE -- 0.9%
           10,800    Coca Cola Enterprises, Inc.                                          223,020
            6,700    ConAgra Foods, Inc.                                                  175,540
           17,000    Sara Lee Corp.                                                       376,210
            9,200    Tyson Foods, Inc.-Class A                                            151,616
                                                                                    -------------
                                                                                          926,386
                                                                                    -------------

                     HEALTH CARE -- 11.3%
            2,000    Aetna, Inc.                                                          185,300
            8,900    AmerisourceBergen Corp.                                              481,490
            2,100    Bard (C.R.), Inc.                                                    117,810
           11,000    Baxter International, Inc.                                           335,940
            2,400    Becton, Dickinson & Co.                                              115,488

               See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

         SHARES      DESCRIPTION                                                      VALUE ($)
-------------------------------------------------------------------------------------------------
                     HEALTH CARE -- CONTINUED
            5,000    Biomet, Inc.                                                         228,250
            9,100    Cardinal Health, Inc.                                                411,320
           10,200    Cigna Corp.                                                          678,912
            4,900    Forest Laboratories, Inc. *                                          224,665
           14,300    Guidant Corp.                                                        855,140
            5,500    Health Net, Inc. *                                                   142,670
           10,600    Humana, Inc. *                                                       201,400
            2,000    ImClone Systems, Inc. *                                              106,560
           24,100    Johnson & Johnson                                                  1,400,210
           10,500    King Pharmaceuticals, Inc. *                                         130,830
            4,700    Lincare Holdings, Inc. *                                             151,058
            8,100    McKesson Corp.                                                       250,695
           35,000    Merck & Co., Inc.                                                  1,573,950
           61,530    Pfizer, Inc.                                                       2,010,185
           31,500    Schering-Plough Corp.                                                581,490
            4,600    Stryker Corp.                                                        208,380
           13,200    Tenet Healthcare Corp. *                                             137,544
            9,700    UnitedHealth Group, Inc.                                             641,461
            3,000    Varian Medical Systems, Inc. *                                        99,450
                                                                                    -------------
                                                                                       11,270,198
                                                                                    -------------

                     MACHINERY -- 0.8%
            3,500    Caterpillar, Inc.                                                    254,450
            6,600    Deere and Co.                                                        417,582
            2,100    Smith International, Inc. *                                          119,658
              800    Stanley Works (The)                                                   34,608
                                                                                    -------------
                                                                                          826,298
                                                                                    -------------

                     MANUFACTURING -- 3.3%
           14,400    American Standard Cos., Inc. *                                       541,584
            4,800    Danaher Corp.                                                        246,816
           15,000    General Electric Co.                                                 491,850
           17,900    Honeywell International, Inc.                                        644,042
           11,300    Illinois Tool Works, Inc.                                          1,031,577

               See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

         SHARES      DESCRIPTION                                                      VALUE ($)
-------------------------------------------------------------------------------------------------
                     MANUFACTURING -- CONTINUED
            3,000    SPX Corp.                                                            109,470
              900    Temple Inland, Inc.                                                   61,452
            3,400    Textron, Inc.                                                        215,866
                                                                                    -------------
                                                                                        3,342,657
                                                                                    -------------

                     METALS & MINING -- 1.0%
           23,100    Alcoa, Inc.                                                          747,978
            2,700    Phelps Dodge Corp.                                                   220,212
                                                                                    -------------
                                                                                          968,190
                                                                                    -------------

                     OIL & GAS -- 6.6%
            5,800    Amerada Hess Corp.                                                   466,900
            4,200    Burlington Resources, Inc.                                           152,166
           11,700    ChevronTexaco Corp.                                                1,140,750
            9,283    ConocoPhillips                                                       690,934
           49,400    Exxon Mobil Corp.                                                  2,277,340
            1,300    Kerr-McGee Corp.                                                      68,614
           16,000    Marathon Oil Corp.                                                   580,320
           11,300    Occidental Petroleum Corp.                                           583,645
            3,200    Sunoco, Inc.                                                         196,800
            3,900    Unocal Corp.                                                         145,626
            4,700    Valero Energy Corp.                                                  310,341
                                                                                    -------------
                                                                                        6,613,436
                                                                                    -------------

                     PRIMARY PROCESS INDUSTRY -- 0.4%
            1,800    Engelhard Corp.                                                       50,886
            2,400    Nucor Corp.                                                          187,896
              300    PPG Industries, Inc.                                                  17,931
            2,600    Sherwin-Williams Co. (The)                                           107,380
                                                                                    -------------
                                                                                          364,093
                                                                                    -------------

                     RETAIL STORES -- 10.4%
            3,500    Abercrombie & Fitch Co.-Class A                                       98,000
           26,200    Albertson's, Inc.                                                    643,996
            8,600    Autonation, Inc. *                                                   141,384

               See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

         SHARES      DESCRIPTION                                                      VALUE ($)
-------------------------------------------------------------------------------------------------
                     RETAIL STORES -- CONTINUED
           11,200    Bed Bath & Beyond, Inc. *                                            419,104
            2,200    CDW Corp.                                                            128,700
            2,800    Chico's FAS, Inc. *                                                  114,520
           15,100    CVS Corp.                                                            604,000
            4,300    Dollar General Corp.                                                  84,710
            6,200    Dollar Tree Stores, Inc. *                                           145,762
            3,300    Fastenal Co.                                                         207,174
            6,100    Federated Department Stores                                          264,740
            4,800    Foot Locker, Inc.                                                    107,376
           97,100    Home Depot, Inc.                                                   3,549,976
           10,200    JC Penney Co., Inc. Holding Co.                                      390,864
           19,000    Kroger Co. *                                                         314,070
            5,600    Limited Brands, Inc.                                                 112,448
            4,500    May Department Stores Co. (The)                                      110,295
            4,600    Nordstrom, Inc.                                                      170,798
            7,400    Ross Stores, Inc.                                                    156,510
           47,100    Safeway, Inc. *                                                      951,420
           11,100    Sears Roebuck & Co.                                                  424,908
            8,700    Supervalu, Inc.                                                      229,332
            5,000    Target Corp.                                                         222,900
           18,800    TJX Cos., Inc.                                                       397,808
            1,500    Toys R Us, Inc. *                                                     24,360
            5,400    Wal-Mart Stores, Inc.                                                284,418
            1,600    Whole Foods Market, Inc.                                             124,368
                                                                                    -------------
                                                                                       10,423,941
                                                                                    -------------

                     SERVICES -- 3.9%
            2,300    Apollo Group, Inc.-Class A *                                         179,400
            6,100    Caesars Entertainment, Inc. *                                         94,245
            2,600    Harrah's Entertainment, Inc.                                         125,294
           11,100    Interpublic Group of Cos., Inc. *                                    117,105
           52,400    McDonald's Corp.                                                   1,415,848
              900    Omnicom Group                                                         61,929
            6,200    Outback Steakhouse, Inc.                                             242,668
            2,500    Robert Half International, Inc.                                       61,250

               See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

         SHARES      DESCRIPTION                                                      VALUE ($)
-------------------------------------------------------------------------------------------------
                     SERVICES -- CONTINUED
            3,000    RR Donnelley & Sons Co.                                               92,190
            4,700    Sabre Holdings Corp.                                                 108,100
           14,900    Starbucks Corp. *                                                    644,276
           13,500    Sysco Corp.                                                          433,890
            6,300    Wendy's International, Inc.                                          216,531
            1,700    Yum! Brands, Inc.                                                     67,507
                                                                                    -------------
                                                                                        3,860,233
                                                                                    -------------

                     TECHNOLOGY -- 11.7%
            1,300    American Power Conversion Corp.                                       21,840
           30,700    Boeing Co. (The)                                                   1,603,154
            3,700    Computer Associates International, Inc.                               89,614
           13,000    Corning, Inc. *                                                      131,560
           38,000    Dell, Inc. *                                                       1,323,920
           17,100    Electronic Data Systems Corp.                                        328,662
           18,900    First Data Corp.                                                     798,525
            4,200    General Dynamics Corp.                                               410,088
            4,600    Goodrich Corp.                                                       146,096
            9,500    Hewlett-Packard Co.                                                  169,955
           83,100    Intel Corp.                                                        1,769,199
            1,500    Lexmark International, Inc. *                                        132,675
           37,300    Microsoft Corp.                                                    1,018,290
           64,000    Motorola, Inc.                                                     1,033,600
           11,200    National Semiconductor Corp. *                                       149,296
            5,400    NCR Corp. *                                                          238,518
            8,200    Oracle Corp. *                                                        81,754
           39,800    Qualcomm, Inc.                                                     1,514,390
            3,000    Tellabs, Inc. *                                                       27,210
           21,500    Texas Instruments, Inc.                                              420,110
            4,900    Time Warner, Inc. *                                                   80,115
            7,100    Total System Services, Inc.                                          157,904
            6,900    Xerox Corp. *                                                         92,667
                                                                                    -------------
                                                                                       11,739,142
                                                                                    -------------

               See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

         SHARES      DESCRIPTION                                                      VALUE ($)
-------------------------------------------------------------------------------------------------
                     TRANSPORTATION -- 0.2%
            4,600    Burlington Northern Santa Fe Corp.                                   164,680
                                                                                    -------------

                     UTILITY -- 13.2%
            5,500    AES Corp. (The) *                                                     55,495
              500    Ameren Corp.                                                          23,395
           16,100    American Electric Power Co., Inc.                                    526,953
           37,080    AT&T Corp.                                                           548,042
           31,600    AT&T Wireless Services, Inc. *                                       461,992
           60,700    BellSouth Corp.                                                    1,624,332
            3,200    Centerpoint Energy, Inc.                                              35,008
            1,400    Consolidated Edison, Inc.                                             59,080
            1,700    Constellation Energy Group, Inc.                                      69,870
            1,700    DTE Energy Co.                                                        70,244
           25,700    Duke Energy Corp.                                                    568,998
            9,400    Edison International                                                 252,672
           25,900    El Paso Corp.                                                        211,862
            2,600    Exelon Corp.                                                          95,810
            1,500    FirstEnergy Corp.                                                     60,360
            1,200    FPL Group, Inc.                                                       83,040
            1,300    NiSource, Inc.                                                        27,040
           38,100    PG&E Corp. *                                                       1,112,139
            1,600    Pinnacle West Capital Corp.                                           67,536
            3,800    PPL Corp.                                                            181,754
            1,000    Progress Energy, Inc.                                                 43,890
            4,000    Public Service Enterprise Group, Inc.                                169,360
          131,826    SBC Communications, Inc.                                           3,399,793
            4,500    Sempra Energy                                                        162,675
           31,100    Sprint Corp.-FON Group                                               612,048
            6,300    TXU Corp.                                                            262,269
           56,342    Verizon Communications, Inc.                                       2,211,423
            4,500    Williams Cos., Inc.                                                   53,505
            7,100    Xcel Energy, Inc.                                                    125,315
                                                                                    -------------
                                                                                       13,175,900
                                                                                    -------------

                     TOTAL COMMON STOCKS (COST $94,088,798)                            98,661,346
                                                                                    -------------

               See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   PAR VALUE ($)     DESCRIPTION                                                      VALUE ($)
-------------------------------------------------------------------------------------------------
                     SHORT-TERM INVESTMENT -- 1.2%

                     REPURCHASE AGREEMENT -- 1.2%
        1,152,981    Citigroup Global Markets Repurchase Agreement, dated
                     8/31/04, due 9/01/04, with a maturity value of $1,153,016
                     and an effective yield of 1.10%, collateralized by a U.S.
                     Treasury Note with a rate of 2.75%, a maturity date of
                     7/31/06 and a market value, including accrued interest of
                     $1,176,063.                                                        1,152,981
                                                                                    -------------

                     TOTAL SHORT-TERM INVESTMENTS (COST $1,152,981)                     1,152,981
                                                                                    -------------

                     TOTAL INVESTMENTS -- 99.9%
                     (Cost $95,241,779)                                                99,814,327

                     Other Assets and Liabilities (net) -- 0.1%                           108,585
                                                                                    -------------

                     TOTAL NET ASSETS -- 100.0%                                     $  99,922,912
                                                                                    =============

                     NOTES TO THE SCHEDULE OF INVESTMENTS:

                     *     Non-income producing security.


     At August 31, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                           GROSS UNREALIZED       GROSS UNREALIZED     NET UNREALIZED
      AGGREGATE COST         APPRECIATION           DEPRECIATION        APPRECIATION
     ----------------     ------------------     ------------------   ----------------
       $ 95,241,779          $ 7,149,748           $ (2,577,200)        $ 4,572,548

     At February 29, 2004, GMO Tax-Managed U.S. Equities Fund had capital loss carryfowards available to offset future capital gains, if any, to the extent permitted by the Internal Revenue Code, of $24,242, $1,030,107, $3,063,585 and $1,837,014 expiring in 2008, 2010, 2011 and 2012, respectively. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Internal Revenue Code related to share ownership activity.

               See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2004 (UNAUDITED)

ASSETS:
   Investments, at value (cost $95,241,779) (Note 2)                     $   99,814,327
   Dividends and interest receivable                                            166,250
   Receivable for expenses reimbursed by Manager (Note 3)                         5,952
                                                                         --------------

      Total assets                                                           99,986,529
                                                                         --------------

LIABILITIES:
   Payable to affiliate for (Note 3):
      Management fee                                                             27,541
      Shareholder service fee                                                    12,518
      Trustees fee                                                                  132
   Accrued expenses                                                              23,426
                                                                         --------------

      Total liabilities                                                          63,617
                                                                         --------------
NET ASSETS                                                               $   99,922,912
                                                                         ==============

NET ASSETS CONSIST OF:
   Paid-in capital                                                       $   99,937,492
   Accumulated undistributed net investment income                              247,014
   Accumulated net realized loss                                             (4,834,142)
   Net unrealized appreciation                                                4,572,548
                                                                         --------------
                                                                         $   99,922,912
                                                                         ==============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                                      $   99,922,912
                                                                         ==============

SHARES OUTSTANDING:
   Class III                                                                  9,019,017
                                                                         ==============

NET ASSET VALUE PER SHARE:
   Class III                                                             $        11.08
                                                                         ==============

               See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
   Dividends                                                             $      849,274
   Interest                                                                       4,240
                                                                         --------------

         Total income                                                           853,514
                                                                         --------------

EXPENSES:
   Management fee (Note 3)                                                      153,889
   Shareholder service fee (Note 3) - Class III                                  69,950
   Custodian and transfer agent fees                                             12,236
   Audit and tax fees                                                            17,848
   Legal fees                                                                     1,196
   Trustees fees and related expenses (Note 3)                                      522
   Registration fees                                                                460
   Miscellaneous                                                                    460
                                                                         --------------
       Total expenses                                                           256,561
   Fees and expenses reimbursed by Manager (Note 3)                             (32,200)
                                                                         --------------
       Net expenses                                                             224,361
                                                                         --------------

         Net investment income                                                  629,153
                                                                         --------------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain on:
       Investments                                                              988,276
       Closed futures contracts                                                 132,530
                                                                         --------------

         Net realized gain                                                    1,120,806
                                                                         --------------

   Change in net unrealized appreciation (depreciation) on investments       (5,015,374)
                                                                         --------------

       Net realized and unrealized loss                                      (3,894,568)
                                                                         --------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $   (3,265,415)
                                                                         ==============

               See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                             SIX MONTHS ENDED
                                                              AUGUST 31, 2004     YEAR ENDED
                                                                (UNAUDITED)    FEBRUARY 29, 2004
                                                             ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
     Net investment income                                     $    629,153      $    681,403
     Net realized gain (loss)                                     1,120,806          (533,891)
     Change in net unrealized appreciation (depreciation)        (5,015,374)       15,258,594
                                                               ------------      ------------

     Net increase (decrease) in net assets from operations       (3,265,415)       15,406,106
                                                               ------------      ------------

Distributions to shareholders from:
     Net investment income
        Class III                                                  (479,388)         (685,290)
                                                               ------------      ------------

     Net share transactions (Note 6):
        Class III                                                41,641,107         6,958,552
                                                               ------------      ------------

        Total increase in net assets                             37,896,304        21,679,368

NET ASSETS:
     Beginning of period                                         62,026,608        40,347,240
                                                               ------------      ------------
     End of period (including accumulated
       undistributed net investment income of
       $247,014 and $97,249, respectively)                     $ 99,922,912      $ 62,026,608
                                                               ============      ============

               See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        SIX MONTHS ENDED                          YEAR ENDED FEBRUARY 28/29,
                                         AUGUST 31, 2004    ----------------------------------------------------------------------
                                           (UNAUDITED)         2004           2003           2002           2001           2000
                                        ----------------    ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD       $    11.58       $     8.62     $    11.24     $    12.08     $    12.64     $    10.67
                                           ----------       ----------     ----------     ----------     ----------     ----------

Income from investment operations:
   Net investment income                         0.08+            0.14+          0.14+          0.16+          0.15+          0.13
   Net realized and unrealized
     gain (loss)                                (0.53)            2.96          (2.64)         (0.86)         (0.57)          1.97
                                           ----------       ----------     ----------     ----------     ----------     ----------

       Total from investment operations         (0.45)            3.10          (2.50)         (0.70)         (0.42)          2.10
                                           ----------       ----------     ----------     ----------     ----------     ----------

Less distributions to shareholders:
   From net investment income                   (0.05)           (0.14)         (0.12)         (0.14)         (0.14)         (0.13)
                                           ----------       ----------     ----------     ----------     ----------     ----------

       Total distributions                      (0.05)           (0.14)         (0.12)         (0.14)         (0.14)         (0.13)
                                           ----------       ----------     ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD             $    11.08       $    11.58     $     8.62     $    11.24     $    12.08     $    12.64
                                           ==========       ==========     ==========     ==========     ==========     ==========
TOTAL RETURN (a)                                (3.86)%**        36.21%        (22.33)%        (5.78)%        (3.44)%        19.83%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
     (000's)                               $   99,923       $   62,027     $   40,347     $   27,495     $   11,418     $   13,275
   Net expenses to average daily
     net assets                                  0.48%*           0.48%          0.49%          0.48%          0.48%          0.48%
   Net investment income to
     average daily net assets                    1.35%*           1.34%          1.41%          1.36%          1.18%          1.11%
   Portfolio turnover rate                         30%**            70%            63%            45%           161%            19%
   Fees and expenses reimbursed
     by the Manager to average
     daily net assets:                           0.07%*           0.13%          0.16%          0.36%          0.54%          0.44%

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
+   Computed using average shares outstanding throughout the period.
*   Annualized.
**  Not annualized.

               See accompanying notes to the financial statements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (UNAUDITED)

1.   ORGANIZATION

     GMO Tax-Managed U.S. Equities Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high after-tax total return primarily through investment in U.S. equity securities.

     The Fund's benchmark is the S&P 500 Index (after tax), which is computed by the Manager by applying the maximum historical applicable individual federal tax rate to the S&P 500 Index's dividend yield and to its estimated short-term and long-term realized capital gains (losses) (arising from changes in the constituents of the S&P 500 Index).

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2004, the Fund held no open futures contracts.

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swaps contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2004, the Fund held no open swap agreements.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See Schedule of Investments for the open repurchase agreement as of August 31, 2004.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. As of August 31, 2004, the Fund had no securities on loan.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of 0.33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of 0.15% for Class III shares.

     GMO has entered into a binding agreement effective until at least June 30, 2005 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.33% of the average daily net assets.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2004 was $338. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2004, aggregated $67,765,932 and $26,379,782, respectively.

5.   PRINCIPAL SHAREHOLDERS

     At August 31, 2004, 57.7% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

6.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                             SIX MONTHS ENDED
                                              AUGUST 31, 2004                    YEAR ENDED
                                                (UNAUDITED)                  FEBRUARY 29, 2004
                                        ----------------------------    ----------------------------
                                           SHARES          AMOUNT          SHARES          AMOUNT
                                        ------------    ------------    ------------    ------------
     Class III:
     Shares sold                           3,690,230    $ 41,925,527       1,462,760    $ 14,921,766
     Shares issued to shareholders in
       reinvestment of distributions          18,964         212,599          10,692         109,995
     Shares repurchased                      (44,373)       (497,019)       (799,211)     (8,073,209)
                                        ------------    ------------    ------------    ------------
     Net increase                          3,664,821    $ 41,641,107         674,241    $  6,958,552
                                        ============    ============    ============    ============

7.   SUBSEQUENT EVENT

     Effective October 5, 2004, GMO Trust appointed a Chief Compliance Officer and adopted a compliance plan in accordance with Rule 38a-1 under the Investment Company Act of 1940, as amended.

GMO TAX-MANAGED U.S. EQUITIES FUND
(A SERIES OF GMO TRUST)

FUND EXPENSES
AUGUST 31, 2004 (UNAUDITED)

     The Fund incurs ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees, and other expenses. The following table, assuming a $1,000 investment in a class of shares, discloses the ending account value and operating expenses incurred for the six months ended August 31, 2004, based on, (1) the class's actual return and actual expenses, and (2) a hypothetical annualized 5% return and the class's actual expenses:

     Class III

                                                               OPERATING
                             BEGINNING         ENDING           EXPENSE
                               VALUE           VALUE           INCURRED *
     ---------------------------------------------------------------------
     1) Actual              $ 1,000.00       $   961.40         $ 2.37
     2) Hypothetical          1,000.00         1,022.79           2.45

     *Expenses are calculated using the Class III annualized expense ratio for the six months ended August 31, 2004 of 0.48%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     You can estimate expenses incurred for the six months ended August 31, 2004, on your investment in a particular class of shares by dividing your investment value at August 31, 2004, by $1,000 and then multiplying that result by the operating expenses of the class owned as calculated above. You can also use this information to compare ongoing expenses of investing in the Fund with those of other mutual funds.

GMO U.S. QUALITY EQUITY FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2004

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

Beginning January 29, 2005, the Fund will be filing its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission's website at www.sec.gov. When filed, the Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund's website at www.gmo.com.

GMO U.S. QUALITY EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- TABULAR HOLDINGS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

CLASSIFICATION                                                                  % OF NET ASSETS
---------------------------------------------------------------------------------------------------
Automotive                                                                                  4.4%
Consumer Goods                                                                              5.1
Financial                                                                                   6.9
Food & Beverage                                                                             4.5
Health Care                                                                                29.4
Manufacturing                                                                               2.5
Primary Process Industry                                                                    0.2
Retail Stores                                                                              16.7
Services                                                                                    1.1
Technology                                                                                 14.5
Utility                                                                                     4.4
Futures                                                                                     0.0
Short-Term Investments and Other Assets and Liabilities (net)                              10.3
                                                                                ----------------
                                                                                          100.0%
                                                                                ================

               See accompanying notes to the financial statements.

GMO U.S. QUALITY EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

         SHARES      DESCRIPTION                                                      VALUE ($)
-------------------------------------------------------------------------------------------------
                     COMMON STOCKS -- 89.7%

                     AUTOMOTIVE -- 4.4%
          248,600    Harley-Davidson, Inc.                                             15,169,572
          237,600    Johnson Controls, Inc.                                            13,376,880
           51,900    Lear Corp.                                                         2,796,372
                                                                                    -------------
                                                                                       31,342,824
                                                                                    -------------

                     CONSUMER GOODS -- 5.1%
           67,200    Avon Products, Inc.                                                2,968,896
           59,200    Colgate-Palmolive Co.                                              3,196,800
          103,300    Jones Apparel Group, Inc.                                          3,686,777
          212,200    Kimberly Clark Corp.                                              14,153,740
           33,500    Liz Claiborne, Inc.                                                1,275,345
           34,200    Mohawk Industries, Inc. *                                          2,630,664
          109,400    Procter & Gamble Co.                                               6,123,118
           56,900    VF Corp.                                                           2,807,446
                                                                                    -------------
                                                                                       36,842,786
                                                                                    -------------

                     FINANCIAL -- 6.9%
           57,800    Aflac, Inc.                                                        2,317,780
          227,700    Allstate Corp. (The)                                              10,749,717
          108,800    AMBAC Financial Group, Inc.                                        8,214,400
           93,300    Fidelity National Financial, Inc.                                  3,512,745
          166,000    Jefferson Pilot Corp.                                              7,951,400
           59,300    Marsh & McLennan Cos., Inc.                                        2,650,117
          105,900    MGIC Investment Corp.                                              7,229,793
           42,500    Old Republic International Corp.                                   1,000,875
          118,400    Torchmark Corp.                                                    6,095,232
                                                                                    -------------
                                                                                       49,722,059
                                                                                    -------------

                     FOOD & BEVERAGE -- 4.5%
           65,900    Anheuser Busch Cos Inc.                                            3,479,520
          148,400    Coca-Cola Co. (The)                                                6,634,964
          448,000    PepsiCo, Inc.                                                     22,400,000
                                                                                    -------------
                                                                                       32,514,484
                                                                                    -------------

               See accompanying notes to the financial statements.

GMO U.S. QUALITY EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

         SHARES      DESCRIPTION                                                      VALUE ($)
-------------------------------------------------------------------------------------------------
                     HEALTH CARE -- 29.4%
          717,200    Abbott Laboratories                                               29,900,068
           94,500    AmerisourceBergen Corp.                                            5,112,450
          201,900    Bristol-Myers Squibb Co.                                           4,791,087
           59,600    Cigna Corp.                                                        3,966,976
          227,900    Guidant Corp.                                                     13,628,420
          596,100    Johnson & Johnson                                                 34,633,410
          165,500    Medtronic, Inc.                                                    8,233,625
          939,100    Merck & Co., Inc.                                                 42,231,327
        1,372,900    Pfizer, Inc.                                                      44,852,643
          303,700    UnitedHealth Group, Inc.                                          20,083,681
           98,700    Wyeth                                                              3,609,459
                                                                                    -------------
                                                                                      211,043,146
                                                                                    -------------

                     MANUFACTURING -- 2.5%
          337,800    American Standard Cos., Inc. *                                    12,704,658
           56,000    United Technologies Corp.                                          5,258,960
                                                                                    -------------
                                                                                       17,963,618
                                                                                    -------------

                     PRIMARY PROCESS INDUSTRY -- 0.2%
           28,100    Sherwin-Williams Co. (The)                                         1,160,530
                                                                                    -------------

                     RETAIL STORES -- 16.7%
           92,900    Abercrombie & Fitch Co.-Class A                                    2,601,200
           94,100    Albertson's, Inc.                                                  2,312,978
           83,400    Bed Bath & Beyond, Inc. *                                          3,120,828
           35,200    CDW Corp.                                                          2,059,200
        1,187,900    Home Depot, Inc.                                                  43,429,624
          276,200    Lowe's Cos., Inc.                                                 13,727,140
           99,500    Staples, Inc.                                                      2,853,660
          140,100    Supervalu, Inc.                                                    3,693,036
          341,000    Target Corp.                                                      15,201,780
          119,800    TJX Cos., Inc.                                                     2,534,968
          136,600    Walgreen Co.                                                       4,979,070
          362,500    Wal-Mart Stores, Inc.                                             19,092,875
           52,400    Whole Foods Market, Inc.                                           4,073,052
                                                                                    -------------
                                                                                      119,679,411
                                                                                    -------------

               See accompanying notes to the financial statements.

GMO U.S. QUALITY EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

      SHARES /
   PAR VALUE ($)     DESCRIPTION                                                      VALUE ($)
-------------------------------------------------------------------------------------------------
                     SERVICES -- 1.1%
           57,400    Omnicom Group                                                      3,949,694
          109,600    Outback Steakhouse, Inc.                                           4,289,744
                                                                                    -------------
                                                                                        8,239,438
                                                                                    -------------

                     TECHNOLOGY -- 14.5%
          686,300    Dell, Inc. *                                                      23,910,692
          416,700    First Data Corp.                                                  17,605,575
           64,000    Lexmark International, Inc. *                                      5,660,800
        1,585,300    Microsoft Corp.                                                   43,278,690
          166,400    Qualcomm, Inc.                                                     6,331,520
          150,700    Symantec Corp. *                                                   7,227,572
                                                                                    -------------
                                                                                      104,014,849
                                                                                    -------------

                     UTILITY -- 4.4%
          837,000    BellSouth Corp.                                                   22,398,120
          224,400    Verizon Communications, Inc.                                       8,807,700
                                                                                    -------------
                                                                                       31,205,820
                                                                                    -------------

                     TOTAL COMMON STOCKS (COST $645,229,487)                          643,728,965
                                                                                    -------------

                     SHORT-TERM INVESTMENTS -- 9.0%

                     U.S. GOVERNMENT -- 0.1%
          800,000    U.S. Treasury Bill, 1.04%, due 9/23/04 (a) (b)                       799,477
                                                                                    -------------

                     REPURCHASE AGREEMENTS -- 8.9%
       35,373,996    Citigroup Global Markets Repurchase Agreement, dated
                     8/31/04, due 9/01/04, with a maturity value of
                     $35,375,077, and an effective yield of 1.10%,
                     collateralized by a U. S. Treasury Note with a rate of
                     2.75%, maturity date of 7/31/06, and a market value,
                     including accrued interest of $36,088,032.                        35,373,996

               See accompanying notes to the financial statements.

GMO U.S. QUALITY EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   PAR VALUE ($)     DESCRIPTION                                                      VALUE ($)
-------------------------------------------------------------------------------------------------
                     REPURCHASE AGREEMENTS -- CONTINUED
       28,384,585    Morgan Stanley Repurchase Agreement, dated 8/31/04,
                     due 9/01/04, with a maturity value of $28,385,452, and
                     an effective yield of 1.10%, collateralized by a U.S.
                     Treasury Bond with a rate of 8.75%, maturity date of
                     8/15/20, and a market value, including accrued
                     interest of $28,954,543.                                          28,384,585
                                                                                    -------------
                                                                                       63,758,581
                                                                                    -------------

                     TOTAL SHORT-TERM INVESTMENTS (COST $64,558,058)                   64,558,058
                                                                                    -------------

                     TOTAL INVESTMENTS -- 98.7%
                     (Cost $709,787,545)                                              708,287,023

                     Other Assets and Liabilities (net) -- 1.3%                         9,345,181
                                                                                    -------------

                     TOTAL NET ASSETS -- 100.0%                                     $ 717,632,204
                                                                                    =============

                     NOTES TO THE SCHEDULE OF INVESTMENTS:

                     *    Non-income producing security.
                     (a) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 2).
                     (b)  Rate shown represents yield to maturity.

     At August 31, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                             GROSS UNREALIZED       GROSS UNREALIZED        NET UNREALIZED
       AGGREGATE COST          APPRECIATION           DEPRECIATION           DEPRECIATION
     -----------------      -----------------     -------------------     ------------------
       $ 710,415,972           $ 11,250,902          $ (13,379,851)          $ (2,128,949)

     At February 29, 2004, GMO U.S. Quality Equity Fund elected to defer to March 1, 2004 post-October losses of $40,225.

               See accompanying notes to the financial statements.

GMO U.S. QUALITY EQUITY FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     A summary of outstanding financial instruments at August 31, 2004 is as follows:

     FUTURES CONTRACTS

      NUMBER OF                                                  CONTRACT      NET UNREALIZED
      CONTRACTS            TYPE             EXPIRATION DATE       VALUE         APPRECIATION
     -----------  ----------------------  ------------------  -------------  ------------------
        Buys

         158      S&P 500                   September 2004     $ 43,611,950  $           68,723
                                                                             ==================

     At August 31, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

               See accompanying notes to the financial statements.

GMO U.S. QUALITY EQUITY FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2004 (UNAUDITED)

ASSETS:
     Investments, at value (cost $709,787,545) (Note 2)                $ 708,287,023
     Receivable for Fund shares sold                                       7,000,000
     Dividends and interest receivable                                     1,058,309
     Receivable for collateral on open futures contracts (Note 2)          1,808,000
     Receivable for expenses reimbursed by Manager (Note 3)                    8,916
                                                                       -------------

       Total assets                                                      718,162,248
                                                                       -------------

LIABILITIES:
     Payable to affiliate for (Note 3):
       Management fee                                                        191,309
       Shareholder service fee                                                70,122
       Trustees fee                                                              418
     Payable for variation margin on open futures contracts (Note 2)         231,050
     Accrued expenses                                                         37,145
                                                                       -------------

       Total liabilities                                                     530,044
                                                                       -------------
NET ASSETS                                                             $ 717,632,204
                                                                       =============

NET ASSETS CONSIST OF:
     Paid-in capital                                                   $ 728,031,410
     Accumulated undistributed net investment income                       1,080,880
     Accumulated net realized loss                                       (10,048,287)
     Net unrealized depreciation                                          (1,431,799)
                                                                       -------------
                                                                       $ 717,632,204
                                                                       =============

NET ASSETS ATTRIBUTABLE TO:
     Class III shares                                                  $ 257,023,488
                                                                       =============
     Class IV shares                                                   $ 460,608,716
                                                                       =============

SHARES OUTSTANDING:
     Class III                                                            13,198,192
                                                                       =============
     Class IV                                                             23,644,823
                                                                       =============

NET ASSET VALUE PER SHARE:
     Class III                                                         $       19.47
                                                                       =============
     Class IV                                                          $       19.48
                                                                       =============

               See accompanying notes to the financial statements.

GMO U.S. QUALITY EQUITY FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
     Dividends                                                         $   2,786,004
     Interest                                                                 96,428
                                                                       -------------

         Total income                                                      2,882,432
                                                                       -------------

EXPENSES:
     Management fee (Note 3)                                                 659,115
     Shareholder service fee (Note 3) - Class III                             73,655
     Shareholder service fee (Note 3) - Class IV                             158,159
     Custodian and transfer agent fees                                        18,810
     Audit and tax fees                                                       22,632
     Legal fees                                                                2,392
     Trustees fees and related expenses (Note 3)                               1,733
     Registration fees                                                         7,176
     Miscellaneous                                                               828
                                                                       -------------
       Total expenses                                                        944,500
     Fees and expenses reimbursed by Manager (Note 3)                        (51,838)
                                                                       -------------
       Net expenses                                                          892,662
                                                                       -------------

         Net investment income                                             1,989,770
                                                                       -------------

REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized loss on:
       Investments                                                        (7,096,451)
       Closed futures contracts                                           (2,912,711)
                                                                       -------------

         Net realized loss                                               (10,009,162)
                                                                       -------------

     Change in net unrealized appreciation (depreciation) on:
       Investments                                                        (1,006,105)
       Open futures contracts                                                 69,823
                                                                       -------------

         Net unrealized loss                                                (936,282)
                                                                       -------------

       Net realized and unrealized loss                                  (10,945,444)
                                                                       -------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $  (8,955,674)
                                                                       =============

               See accompanying notes to the financial statements.

GMO U.S. QUALITY EQUITY FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                        PERIOD FROM
                                                                                      FEBRUARY 6, 2004
                                                              SIX MONTHS ENDED         (COMMENCEMENT
                                                               AUGUST 31, 2004     OF OPERATIONS) THROUGH
                                                                 (UNAUDITED)         FEBRUARY 29, 2004
                                                             ------------------    ----------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                       $    1,989,770          $       35,218
   Net realized loss                                              (10,009,162)                (39,125)
   Change in net unrealized appreciation (depreciation)              (936,282)               (495,517)
                                                               --------------          --------------

   Net decrease in net assets from operations                      (8,955,674)               (499,424)
                                                               --------------          --------------

Distributions to shareholders from:
   Net investment income
      Class III                                                      (196,720)                     --
      Class IV                                                       (747,388)                     --
                                                               --------------          --------------
        Total distributions from net investment income               (944,108)                     --
                                                               --------------          --------------

   Net share transactions (Note 6):
      Class III                                                   239,579,374              19,000,000
      Class IV                                                    331,152,036             138,300,000
                                                               --------------          --------------
   Increase in net assets resulting from net share
     transactions                                                 570,731,410             157,300,000
                                                               --------------          --------------

      Total increase in net assets                                560,831,628             156,800,576

NET ASSETS:
   Beginning of period                                            156,800,576                      --
                                                               --------------          --------------
   End of period (including accumulated
     undistributed net investment income of
     $1,080,880 and $35,218, respectively)                     $  717,632,204          $  156,800,576
                                                               ==============          ==============

               See accompanying notes to the financial statements.

GMO U.S. QUALITY EQUITY FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                        PERIOD FROM
                                                                                      FEBRUARY 6, 2004
                                                              SIX MONTHS ENDED         (COMMENCEMENT
                                                               AUGUST 31, 2004     OF OPERATIONS) THROUGH
                                                                 (UNAUDITED)         FEBRUARY 29, 2004
                                                             ------------------    ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $        19.93          $        20.00
                                                               --------------          --------------
Income from investment operations:
   Net investment income +                                               0.10                    0.01
   Net realized and unrealized loss                                     (0.52)                  (0.08)
                                                               --------------          --------------

      Total from investment operations                                  (0.42)                  (0.07)
                                                               --------------          --------------
Less distributions to shareholders:
   From net investment income                                           (0.04)                     --
                                                               --------------          --------------

      Total distributions                                               (0.04)                     --
                                                               --------------          --------------
NET ASSET VALUE, END OF PERIOD                                 $        19.47          $        19.93
                                                               ==============          ==============
TOTAL RETURN (a)**                                                      (2.09)%                 (0.35)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                           $      257,023          $       18,966
   Net expenses to average daily net assets *                            0.49%                   0.47%
   Net investment income to average daily net assets *                   1.01%                   1.22%
   Portfolio turnover rate **                                              29%                      2%
   Fees and expenses reimbursed by the
     Manager to average daily net assets: *                              0.03%                   1.59%

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
+   Computed using average shares outstanding throughout the period.
*   Annualized.
**  Not annualized.

               See accompanying notes to the financial statements.

GMO U.S. QUALITY EQUITY FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                        PERIOD FROM
                                                                                      FEBRUARY 6, 2004
                                                              SIX MONTHS ENDED         (COMMENCEMENT
                                                               AUGUST 31, 2004     OF OPERATIONS) THROUGH
                                                                 (UNAUDITED)         FEBRUARY 29, 2004
                                                             ------------------    ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $        19.93          $        20.00
                                                               --------------          --------------

Income from investment operations:
   Net investment income +                                               0.10                    0.01
   Net realized and unrealized gain                                     (0.51)                  (0.08)
                                                               --------------          --------------

      Total from investment operations                                  (0.41)                  (0.07)
                                                               --------------          --------------

Less distributions to shareholders:
   From net investment income                                           (0.04)                     --
                                                               --------------          --------------

      Total distributions                                               (0.04)                     --
                                                               --------------          --------------
NET ASSET VALUE, END OF PERIOD                                 $        19.48          $        19.93
                                                               ==============          ==============
TOTAL RETURN (a)**                                                      (2.04)%                 (0.35)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                           $      460,609          $      137,835
   Net expenses to average daily net assets *                            0.43%                   0.44%
   Net investment income to average daily net assets *                   0.99%                   0.99%
   Portfolio turnover rate **                                              29%                      2%
   Fees and expenses reimbursed by the
     Manager to average daily net assets: *                              0.03%                   1.59%

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
+   Computed using average shares outstanding throughout the period.
*   Annualized.
**  Not annualized.

               See accompanying notes to the financial statements.

GMO U.S. QUALITY EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (UNAUDITED)

1.   ORGANIZATION

     GMO U.S. Quality Equity Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return primarily through investment in U.S. equity securities. The Fund's benchmark is the S&P 500 Index.

     Throughout the six months ended August 31, 2004, the Fund had two classes of shares outstanding: Class III and Class IV. The principal economic difference between the classes of shares is the level of shareholder service fees borne by the classes. Eligibility for and automatic conversion between the classes of shares is generally based on the total amount of assets invested in a particular fund or with GMO, as more fully outlined in the Trust's prospectus.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

GMO U.S. QUALITY EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See the Schedule of Investments for all open futures contracts as of August 31, 2004.

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these

GMO U.S. QUALITY EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2004, the Fund held no open swap agreements.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See the Schedule of Investments for the open repurchase agreements as of August 31, 2004.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. As of August 31, 2004, the Fund had no securities on loan.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

GMO U.S. QUALITY EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     ALLOCATION OF OPERATING ACTIVITY
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata between the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of 0.33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.105% for Class IV shares.

     GMO has entered into a binding agreement effective until at least June 30, 2005 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.33% of the average daily net assets.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2004 was $1,487. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2004, aggregated $610,015,328 and $100,774,285, respectively.

GMO U.S. QUALITY EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

5.   PRINCIPAL SHAREHOLDER AND RELATED PARTY

     At August 31, 2004, 24.8% of the outstanding shares of the Fund were held by one shareholder, holding in excess of 10% of the Fund's outstanding shares. Investment activities of this shareholder may have a material effect on the Fund. At August 31, 2004, less than 0.1% of the Fund was held by one related party comprised of certain GMO employee accounts.

     As of August 31, 2004, a significant portion of the Fund's shares was held by accounts for which the Manager has investment discretion.

6.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                             SIX MONTHS ENDED        PERIOD FROM FEBRUARY 6, 2004
                                             AUGUST 31, 2004         (COMMENCEMENT OF OPERATIONS)
                                               (UNAUDITED)             THROUGH FEBRUARY 29, 2004
                                       ----------------------------  -----------------------------
                                         SHARES          AMOUNT         SHARES           AMOUNT
                                       -----------   --------------  -------------    ------------
     Class III:
     Shares sold                        12,240,775   $  239,465,425        951,581    $ 19,000,000
     Shares issued to shareholders
       in reinvestment of
       distributions                         5,953          116,154             --              --
     Shares repurchased                       (117)          (2,205)            --              --
                                       -----------   --------------  -------------    ------------
     Net increase                       12,246,611   $  239,579,374        951,581    $ 19,000,000
                                       ===========   ==============  =============    ============

                                             SIX MONTHS ENDED        PERIOD FROM FEBRUARY 6, 2004
                                             AUGUST 31, 2004         (COMMENCEMENT OF OPERATIONS)
                                               (UNAUDITED)             THROUGH FEBRUARY 29, 2004
                                     -----------------------------   -----------------------------
                                        SHARES          AMOUNT          SHARES          AMOUNT
                                     ------------    -------------   ------------   --------------
     Class IV:
     Shares sold                       16,707,521    $ 330,717,237      6,915,000   $  138,300,000
     Shares issued to shareholders
       in reinvestment of
       distributions                       38,181          747,388             --               --
     Shares repurchased                   (15,879)        (312,589)            --               --
                                     ------------    -------------   ------------   --------------
     Net increase                      16,729,823    $ 331,152,036      6,915,000   $  138,300,000
                                     ============    =============   ============   ==============

7.   SUBSEQUENT EVENT

     Effective October 5, 2004, GMO Trust appointed a Chief Compliance Officer and adopted a compliance plan in accordance with Rule 38a-1 under the Investment Company Act of 1940, as amended.

GMO U.S. QUALITY EQUITY FUND
(A SERIES OF GMO TRUST)

FUND EXPENSES
AUGUST 31, 2004 (UNAUDITED)

     The Fund incurs ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees and other expenses. The following tables, assuming a $1,000 investment in a class of shares, disclose the ending account value and operating expenses incurred for the six months ended August 31, 2004, based on, (1) the classes' actual return and actual expenses, and (2) a hypothetical annualized 5% return and the classes' actual expenses:

     Class III

                                                             OPERATING
                             BEGINNING         ENDING         EXPENSE
                               VALUE           VALUE         INCURRED *
     --------------------------------------------------------------------
     1) Actual              $ 1,000.00       $   979.10       $   2.44
     2) Hypothetical          1,000.00         1,022.74           2.50

     *Expenses are calculated using the Class III annualized expense ratio for the six months ended August 31, 2004 of 0.49%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     Class IV

                                                             OPERATING
                             BEGINNING         ENDING         EXPENSE
                               VALUE            VALUE        INCURRED *
     --------------------------------------------------------------------
     1) Actual              $ 1,000.00       $   979.60        $   2.15
     2) Hypothetical          1,000.00         1,023.04            2.19

     *Expenses are calculated using the Class IV annualized expense ratio for the six months ended August 31, 2004 of 0.43%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     You can estimate expenses incurred for the six months ended August 31, 2004 on your investment in a particular class of shares by dividing your investment value at August 31, 2004 by $1,000 and then multiplying that result by the operating expenses of the class owned as calculated above. You can also use this information to compare ongoing expenses of investing in the Fund with those of other mutual funds.

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2004

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

Beginning January 29, 2005, the Fund will be filing its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission's website at www.sec.gov. When filed, the Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund's website at www.gmo.com.

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- TABULAR HOLDINGS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

CLASSIFICATION                                                                  % OF NET ASSETS
-----------------------------------------------------------------------------------------------
Mutual Funds                                                                              100.0%
Short-Term Investments and Other Assets and Liabilities (net)                              (0.0)
                                                                                ---------------
                                                                                          100.0%
                                                                                ===============

               See accompanying notes to the financial statements.

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

        SHARES /
      PAR VALUE $    DESCRIPTION                                                      VALUE ($)
-------------------------------------------------------------------------------------------------
                     MUTUAL FUNDS -- 100.0%

                     AFFILIATED ISSUERS -- 100%
          644,931    GMO U.S. Quality Equity Fund, Class III                           12,556,806
          559,324    GMO Real Estate Fund, Class III                                    8,652,743
          285,661    GMO Small Cap Growth Fund, Class III                               5,127,615
          513,632    GMO Small Cap Value Fund, Class III                                5,613,996
        4,006,755    GMO U.S. Core Fund, Class III                                     52,127,878
                                                                                    -------------

                     TOTAL MUTUAL FUNDS (COST $79,272,757)                             84,079,038
                                                                                    -------------

                     SHORT-TERM INVESTMENT -- 0.0%

                     REPURCHASE AGREEMENT -- 0.0%
            9,262    Citigroup Global Markets Repurchase Agreement, dated
                     8/31/04, due 9/01/04, with maturity value of $9,262 and an effective yield of 1.10%, collateralized by a U.S. Treasury
                     Note with a rate of 2.75%, maturity date of 7/31/06 and
                     market value, including accrued interest of $9,496.                    9,262
                                                                                    -------------

                     TOTAL SHORT-TERM INVESTMENTS (COST $9,262)                             9,262
                                                                                    -------------

                     TOTAL INVESTMENTS -- 100.0%
                     (Cost $79,282,019)                                                84,088,300

                     Other Assets and Liabilities (net) -- (0.0%)                         (15,998)
                                                                                    -------------

                     TOTAL NET ASSETS -- 100.0%                                     $  84,072,302
                                                                                    =============

               See accompanying notes to the financial statements.

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     At August 31, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                             GROSS UNREALIZED        GROSS UNREALIZED         NET UNREALIZED
      AGGREGATE COST           APPRECIATION            DEPRECIATION            APPRECIATION
     ----------------       -------------------      -----------------       ----------------
      $ 79,499,611              $ 5,717,058            $ (1,128,369)            $ 4,588,689

     At February 29, 2004, GMO U.S. Sector Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Internal Revenue Code, of $55,779 and $97,318 expiring in 2009 and 2011, respectively. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Internal Revenue Code related to share ownership activity.

               See accompanying notes to the financial statements.

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2004 (UNAUDITED)

ASSETS:
  Investments in unaffiliated issuers, at value (cost $9,262) (Note 2)             $      9,262
  Investments in affiliated issuers, at value (cost $79,272,757) (Notes 2 and 7)     84,079,038
  Receivable for expenses reimbursed by Manager (Note 3)                                 36,259
                                                                                   ------------

    Total assets                                                                     84,124,559
                                                                                   ------------

LIABILITIES:
  Payable to affiliate for (Note 3):
    Management fee                                                                       23,010
    Shareholder service fee                                                              10,459
    Trustees fee                                                                            179
  Accrued expenses                                                                       18,609
                                                                                   ------------

    Total liabilities                                                                    52,257
                                                                                   ------------
NET ASSETS                                                                         $ 84,072,302
                                                                                   ============

NET ASSETS CONSIST OF:
  Paid-in capital                                                                  $ 76,393,825
  Accumulated undistributed net investment income                                       499,839
  Accumulated net realized gain                                                       2,372,357
  Net unrealized appreciation                                                         4,806,281
                                                                                   ------------
                                                                                   $ 84,072,302
                                                                                   ============

NET ASSETS ATTRIBUTABLE TO:
  Class III shares                                                                 $ 84,072,302
                                                                                   ============

SHARES OUTSTANDING:
  Class III                                                                          13,832,831
                                                                                   ============

NET ASSET VALUE PER SHARE:
  Class III                                                                        $       6.08
                                                                                   ============

               See accompanying notes to the financial statements.

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
  Dividends from affiliated issuers (Note 7)                                       $    506,286
  Interest                                                                                  491
                                                                                   ------------

      Total income                                                                      506,777
                                                                                   ------------

EXPENSES:
  Management fee (Note 3)                                                               125,238
  Shareholder service fee (Note 3) - Class III                                           56,926
  Custodian and transfer agent fees                                                       4,784
  Audit and tax fees                                                                     10,304
  Legal fees                                                                              1,012
  Trustees fees and related expenses (Note 3)                                             1,181
  Registration fees                                                                       1,380
  Miscellaneous                                                                             368
                                                                                   ------------
    Total expenses                                                                      201,193
  Fees and expenses reimbursed by Manager (Note 3)                                      (18,508)
  Indirectly incurred fees waived or borne by Manager (Note 3)                         (125,198)
  Shareholder service fee waived (Note 3) - Class III                                   (56,908)
                                                                                   ------------
    Net expenses                                                                            579
                                                                                   ------------

      Net investment income                                                             506,198
                                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain on:
    Investments in affiliated issuers                                                 1,363,334
    Realized gains distributions from affiliated issuers (Note 7)                     2,246,688
                                                                                   ------------

      Net realized gain on investments                                                3,610,022
                                                                                   ------------

    Change in net unrealized appreciation (depreciation) on investments              (6,074,318)
                                                                                   ------------

      Net realized and unrealized loss                                               (2,464,296)
                                                                                   ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $ (1,958,098)
                                                                                   ============

               See accompanying notes to the financial statements.

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                               SIX MONTHS ENDED      YEAR ENDED
                                                                AUGUST 31, 2004      FEBRUARY 29,
                                                                  (UNAUDITED)           2004
                                                               ----------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                          $     506,198      $     637,811
  Net realized gain                                                  3,610,022            153,905
  Change in net unrealized appreciation (depreciation)              (6,074,318)        13,161,993
                                                                 -------------      -------------

  Net increase (decrease) in net assets from operations             (1,958,098)        13,953,709
                                                                 -------------      -------------

Distributions to shareholders from:
  Net investment income
    Class III                                                         (702,427)          (134,596)
  Net realized gains
    Class III                                                       (1,121,419)          (560,818)
                                                                 -------------      -------------

                                                                    (1,823,846)          (695,414)
                                                                 -------------      -------------

  Net share transactions (Note 6):
    Class III                                                       14,497,964         46,897,801
  Purchase premiums and redemption fees (Notes 2 and 6):
    Class III                                                           13,922             41,932
                                                                 -------------      -------------

  Total increase in net assets resulting from net
    share transactions and net purchase premiums
    and redemption fees                                             14,511,886         46,939,733
                                                                 -------------      -------------

      Total increase in net assets                                  10,729,942         60,198,028

NET ASSETS:
  Beginning of period                                               73,342,360         13,144,332
                                                                 -------------      -------------
  End of period (including accumulated
    undistributed net investment income of $499,839
    and $696,068, respectively)                                  $  84,072,302      $  73,342,360
                                                                 =============      =============

               See accompanying notes to the financial statements.

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          SIX MONTHS ENDED                            YEAR ENDED FEBRUARY 28/29,
                                          AUGUST 31, 2004     ---------------------------------------------------------------------
                                            (UNAUDITED)          2004              2003         2002           2001         2000
                                          ----------------    ----------        ----------   ----------     ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD        $     6.40        $     4.53        $     5.45   $     5.11     $     4.84   $     4.63
                                            ----------        ----------        ----------   ----------     ----------   ----------
Income from investment operations:
   Net investment income (a)+                     0.04              0.08              0.09         0.11           0.14         0.09
   Net realized and unrealized
     gain (loss)                                 (0.21)             1.89             (1.00)        0.39           0.35         0.54
                                            ----------        ----------        ----------   ----------     ----------   ----------

      Total from investment operations           (0.17)             1.97             (0.91)        0.50           0.49         0.63
                                            ----------        ----------        ----------   ----------     ----------   ----------

Less distributions to shareholders:
   From net investment income                    (0.06)            (0.02)            (0.01)       (0.16)         (0.17)       (0.23)
   From net realized gains                       (0.09)            (0.08)               --           --          (0.05)       (0.19)
                                            ----------        ----------        ----------   ----------     ----------   ----------

      Total distributions                        (0.15)            (0.10)            (0.01)       (0.16)         (0.22)       (0.42)
                                            ----------        ----------        ----------   ----------     ----------   ----------
NET ASSET VALUE, END OF PERIOD              $     6.08        $     6.40        $     4.53   $     5.45     $     5.11   $     4.84
                                            ==========        ==========        ==========   ==========     ==========   ==========
TOTAL RETURN (b)                                 (2.68)%**(c)      43.72%(c)        (16.78)%       9.80%         10.14%       13.35%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)        $   84,072        $   73,342        $   13,144   $      270     $      253   $    1,602
   Net expenses to average daily net
     assets(d)                                    0.00%*(e)         0.00%(e)          0.02%        0.00%(e)       00.0%        0.00%
   Net investment income to
     average daily net assets (a)                 1.33%*            1.43%             1.93%        1.99%          2.71%        1.85%
   Portfolio turnover rate                           9%**             17%               24%           2%            35%          22%
   Fees and expenses reimbursed
     and/or waived by the Manager
     to average daily net assets:                 0.53%*            0.58%             0.88%        8.97%          3.05%        0.52%
   Purchase and redemption fees
     consisted of the following
     per share amounts:                     $     0.00(f)     $     0.00(f)             --           --             --           --

(a) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b) The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown.
(c) Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(d) Net expenses exclude expenses incurred indirectly through investments in underlying funds. (See Note 3)
(e)  Net expenses were less than 0.01%.
(f) Purchase and redemption fees were less than $0.01. Amounts calculated using average shares outstanding throughout the period.
+    Computed using average shares outstanding throughout the period.
*    Annualized.
**   Not annualized.

               See accompanying notes to the financial statements.

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (UNAUDITED)

1.   ORGANIZATION

     GMO U.S. Sector Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund operates as a "fund-of-funds" and it makes investments in other funds of the Trust ("underlying funds"). The Fund seeks total return greater than that of the Russell 3000 Index through investment in common stocks, either directly or through investment in shares of other funds of the Trust. The Fund invests in Class III shares of other funds of the Trust. The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling
     (617) 346-7646 or by visiting GMO's website at www.gmo.com.

2.    SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Shares of the underlying funds are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See the Schedule of Investments for the open repurchase agreement as of August 31, 2004.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income is recorded on the accrual basis. Dividends representing a return of capital are reflected as a reduction of cost. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary. (See Note 3.)

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premiums on cash purchases and fees on redemptions of Fund shares is 0.08% of the amount invested or redeemed. For the period March 1, 2004 to June 30, 2004, the premiums on cash purchases and fees on redemptions of Fund shares were 0.15%. The redemption fee is only applicable to shares purchased on or after June 30, 2003. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2004 and year ended February 29, 2004, the Fund received $13,922 and $41,506 in purchase premiums and $0 and $426 in redemption fees, respectively. There is no premium for reinvested distributions or in-kind transactions.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of 0.33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares. The Fund will invest in Class III shares of each underlying Fund being offered. Like the management fee (as described below), the Fund's shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in shares of underlying Funds.

     GMO has entered into a binding agreement effective until at least December 31, 2004, to reimburse the Fund to the extent that the Fund's total annual operating expenses (not including shareholder service fees, expenses indirectly incurred by investment in other funds of the Trust, and the following expenses: fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), security lending fees and expenses, interest expenses and transfer taxes (collectively, "Excluded Fund Fees and Expenses")) exceed 0.33% of the Fund's average daily net assets. In addition, GMO has entered into a binding agreement effective until at least December 31, 2004, to reimburse the Fund to the extent that the sum of (i) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses), plus (ii) the amount of fees and expenses incurred by the Fund through its investment in underlying Funds (excluding these Fund's Excluded Fees and Expenses), exceeds 0.33% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.33% of the Fund's average daily net assets.

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     For the six months ended August 31, 2004, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

                           INDIRECT OPERATING                          INDIRECT INVESTMENT-RELATED
                          EXPENSES (EXCLUDING                         EXPENSES (INCLUDING, BUT NOT
                            MANAGEMENT FEES,                          LIMITED TO, INTEREST EXPENSE,
                        SHAREHOLDER SERVICE FEES      INDIRECT          FOREIGN AUDIT EXPENSE, AND         TOTAL
      INDIRECT NET       AND INVESTMENT-RELATED      SHAREHOLDER         INVESTMENT-RELATED LEGAL        INDIRECT
     MANAGEMENT FEES           EXPENSES)             SERVICE FEES                EXPENSE)                EXPENSES
     ------------------------------------------------------------------------------------------------------------
         0.287%                 0.045%                  0.150%                   0.000%                   0.482%

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2004, was $997. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2004, aggregated $22,554,974 and $7,106,000, respectively.

5.   PRINCIPAL SHAREHOLDERS AND RELATED PARTY

     At August 31, 2004, 47.5% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund. At August 31, 2004, 0.4% of the Fund was held by one related party comprised of a certain GMO employee account.

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

6.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                  SIX MONTHS ENDED
                                                   AUGUST 31, 2004                       YEAR ENDED
                                                     (UNAUDITED)                     FEBRUARY 29, 2004
                                           -------------------------------   --------------------------------
                                               SHARES           AMOUNT           SHARES            AMOUNT
                                           --------------   --------------   --------------    --------------
     Class III:
     Shares sold                                2,064,455   $   12,674,118        8,747,444    $   47,990,420
     Shares issued to shareholders
       in reinvestment of
       distributions                              301,462        1,823,846          129,259           695,414
     Shares repurchased                                --               --         (313,276)       (1,788,033)
     Purchase premiums and
       redemption fees                                 --           13,922               --            41,932
                                           --------------   --------------   --------------    --------------
     Net increase                               2,365,917   $   14,511,886        8,563,427    $   46,939,733
                                           ==============   ==============   ==============    ==============

7.   INVESTMENTS IN AFFILIATED ISSUERS

     A summary of the Fund's transactions in the shares of these issuers during the six months ended August 31, 2004, is set forth below:

                                     VALUE,                                                        REALIZED
                                  BEGINNING OF                      SALES          DIVIDEND          GAINS        VALUE, END
     AFFILIATE                       PERIOD        PURCHASES       PROCEEDS         INCOME       DISTRIBUTIONS     OF PERIOD
     -------------------------------------------------------------------------------------------------------------------------
     GMO U.S. Quality Equity
       Fund, Class III           $   4,982,500   $   7,868,546   $          --   $      19,546   $          --   $  12,556,806
     GMO Real Estate Fund,
       Class III                     6,288,365       1,834,651              --          91,651              --       8,652,743
     GMO Small Cap Growth
       Fund, Class III               5,677,148         471,793              --           2,346         469,447       5,127,615
     GMO Small Cap Value
       Fund, Class III               7,868,539       1,833,247       1,990,000          56,006       1,777,241       5,613,996
     GMO U.S. Core Fund,
       Class III                    48,538,886      10,546,737       5,116,000         336,737              --      52,127,878
                                 -------------   -------------   -------------   -------------   -------------   -------------
     Totals                      $  73,355,438   $  22,554,974   $   7,106,000   $     506,286   $   2,246,688   $  84,079,038
                                 =============   =============   =============   =============   =============   =============

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

8.   SUBSEQUENT EVENT

     Effective October 5, 2004, GMO Trust appointed a Chief Compliance Officer and adopted a compliance plan in accordance with Rule 38a-1 under the Investment Company Act of 1940, as amended.

GMO U.S. SECTOR FUND
(A SERIES OF GMO TRUST)

FUND EXPENSES
AUGUST 31, 2004 (UNAUDITED)

     The Fund incurs ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees, other expenses and indirect expenses incurred due to its investment in underlying funds. The following table, assuming a $1,000 investment in a class of shares, discloses the ending account value and operating expenses incurred for the six months ended August 31, 2004, based on, (1) the class's actual return and actual expenses, and (2) a hypothetical annualized 5% return and the class's actual expenses:

      Class III

                                                                   OPERATING
                                BEGINNING         ENDING            EXPENSE
                                  VALUE            VALUE           INCURRED *
      --------------------------------------------------------------------------
      1) Actual                $ 1,000.00       $   973.20          $ 2.39
      2) Hypothetical            1,000.00         1,022.79            2.45
      --------------------------------------------------------------------------

     *Expenses are calculated using the Class III annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2004, of 0.48%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     You can estimate expenses incurred for the six months ended August 31, 2004, on your investment in a particular class of shares by dividing your investment value at August 31, 2004, by $1,000 and then multiplying that result by the operating expenses of the class owned as calculated above. You can also use this information to compare ongoing expenses of investing in the Fund with those of other mutual funds.

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2004

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

Beginning January 29, 2005, the Fund will be filing its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission's website at www.sec.gov. When filed, the Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund's website at www.gmo.com.

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- TABULAR HOLDINGS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

CLASSIFICATION                                                           % OF NET ASSETS
----------------------------------------------------------------------------------------
China                                                                                1.0%
Indonesia                                                                           26.4
Malaysia                                                                             1.2
Philippines                                                                         36.9
South Korea                                                                         18.5
Taiwan                                                                               2.3
Thailand                                                                             6.6
Short-Term Investments and Other Assets and Liabilities (net)                        7.1
                                                                      ------------------
                                                                                   100.0%
                                                                      ==================

               See accompanying notes to the financial statements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

       SHARES     DESCRIPTION                                                                           VALUE ($)
--------------------------------------------------------------------------------------------------------------------
                  COMMON STOCKS -- 92.3%

                  CHINA -- 1.0%
         27,000   Bengang Steel Plates Co Ltd Class B                                                          9,609
        106,000   Comba Telecom Systems Holdings Ltd                                                          57,334
        790,592   Denway Motors Ltd                                                                          313,370
        187,400   PetroChina Co Ltd Class H                                                                   94,811
         44,042   Weiqiao Textile Co                                                                          70,496
         60,000   Zhejiang Southeast Electric Power Co Class B                                                39,108
                                                                                                     ---------------
                                                                                                             584,728
                                                                                                     ---------------

                  INDONESIA -- 26.4%
     14,878,800   Bank Central Asia Tbk                                                                    2,869,565
      2,316,000   Bank NISP Tbk PT *                                                                         132,913
        366,000   Bank Rakyat Indonesia                                                                       67,862
      1,119,100   Bimantara Citra Tbk PT                                                                     289,340
      5,854,800   Citra Marga Nusaphala Persad *                                                             312,477
        108,000   Gudang Garam                                                                               147,550
        114,000   HM Sampoerna Tbk                                                                            64,804
         21,000   Indonesian Satellite Corp Tbk PT ADR (a)                                                   467,880
      1,812,868   International Nickel                                                                     1,573,851
        218,700   Limas Stokhomindo Tbk PT *                                                                  11,429
      3,050,000   PT Bank Mandiri                                                                            407,985
      8,000,703   PT Bank Pan Indonesia Tbk                                                                  227,323
     15,105,500   PT Matahari Putra Prima Tbk                                                                812,270
        170,000   Ramayana Lestari Sentosa                                                                    71,409
      6,927,600   Telekomunikasi Indonesia Tbk PT                                                          5,672,576
         93,200   Telekomunikasi Indonesia Tbk PT ADR                                                      1,515,432
                                                                                                     ---------------
                                                                                                          14,644,666
                                                                                                     ---------------

                  MALAYSIA -- 1.2%
         46,000   Genting Berhad                                                                             192,397
        111,000   IOI Corp Berhad                                                                            252,718
         45,100   Malaysian International Shipping Berhad (Foreign
                  Registered)                                                                                148,297
         40,800   Maxis Communications Berhad                                                                 91,688
                                                                                                     ---------------
                                                                                                             685,100
                                                                                                     ---------------

               See accompanying notes to the financial statements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

       SHARES     DESCRIPTION                                                                           VALUE ($)
--------------------------------------------------------------------------------------------------------------------
                  PHILIPPINES -- 36.9%
      4,141,325   Aboitiz Equity Ventures Inc                                                                232,069
      1,571,507   Ayala Corp                                                                                 150,884
     43,054,763   Ayala Land Inc                                                                           4,069,566
        560,995   Equitable PCI Bank *                                                                       419,973
      9,047,850   Filinvest Land Inc *                                                                       151,933
      2,574,190   First Philippine Holdings *                                                              1,112,866
      2,097,500   Ginebra San Miguel Inc                                                                   1,084,998
         89,412   Globe Telecom Inc                                                                        1,393,599
      9,348,000   Megaworld Corp *                                                                           180,104
        359,127   Philippine Long Distance Telephone *                                                     8,108,965
         36,600   Philippine Long Distance Telephone ADR *(a)                                                829,722
        600,474   San Miguel Corp Class B                                                                    736,531
     19,927,900   SM Prime Holdings                                                                        2,018,793
                                                                                                     ---------------
                                                                                                          20,490,003
                                                                                                     ---------------

                  SOUTH KOREA -- 17.9%
          1,184   Clover Hitech Co Ltd *                                                                       6,300
          1,000   Daekyo Co Ltd                                                                               44,971
         18,600   Hana Bank                                                                                  419,889
         67,200   Hanwha Chemical Corp                                                                       462,960
          6,900   Hyundai Department Store Co Ltd                                                             79,915
         29,430   Hyundai Motor Co                                                                         1,281,149
         51,300   Industrial Bank of Korea                                                                   335,095
         62,500   KIA Motors Corp                                                                            550,073
         22,300   KT&G Corp                                                                                  568,870
         11,900   Kumho Industrial Co Ltd                                                                     82,276
          8,580   LG Industrial Systems Co Ltd *                                                             122,590
          5,000   POSCO                                                                                      717,095
         11,400   Samsung Electronics                                                                      4,486,373
          3,300   Samsung SDI Co Ltd                                                                         340,160
         15,400   SK Telecom Co Ltd ADR                                                                      291,060
         12,100   SODIFF Advanced Materials Co Ltd                                                           177,598
                                                                                                     ---------------
                                                                                                           9,966,374
                                                                                                     ---------------

               See accompanying notes to the financial statements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

       SHARES     DESCRIPTION                                                                           VALUE ($)
--------------------------------------------------------------------------------------------------------------------
                  TAIWAN -- 2.3%
          6,060   Acer Inc                                                                                     8,101
        196,900   Asustek Computer Inc                                                                       441,401
            300   Benq Corp                                                                                      308
        210,000   China Bills Finance Corp                                                                    62,839
         51,000   China Motor Corp Ltd                                                                        59,696
         44,000   Chunghwa Telecom Co Ltd                                                                     69,932
         96,612   Compal Electronics Inc                                                                      91,816
         50,880   Formosa Plastics Corp                                                                       76,507
        124,199   Hon Hai Precision Industry Co Ltd                                                          407,982
          8,900   International Bank of Taipei                                                                 5,917
         54,351   Inventec Co Ltd                                                                             29,208
          7,933   Quanta Computer Inc                                                                         13,565
                                                                                                     ---------------
                                                                                                           1,267,272
                                                                                                     ---------------

                  THAILAND -- 6.6%
        157,800   Advanced Info Service Pcl (Foreign Registered) (b)                                         358,034
            100   Bangkok Dusit Medical Service Pcl (Foreign Registered)(b)                                       31
     10,331,000   Central Pattana Pcl (Foreign Registered) (b)                                             2,108,367
      1,847,800   Charoen Pokphand Foods Pcl (Foreign Registered) (b)                                        168,587
        255,400   Home Product Center Pcl (Foreign Registered) (b)                                            26,122
        473,500   Krungthai Card Pcl (Foreign Registered) (b)                                                270,571
        168,611   PTT Pcl (Foreign Registered) (b)                                                           607,242
      2,439,000   Tanayong Co Ltd (Foreign Registered) *(b) (c)                                                  586
        189,000   Thai Union Frozen Products Pcl (Foreign Registered)                                        108,908
                                                                                                     ---------------
                                                                                                           3,648,448
                                                                                                     ---------------

                  TOTAL COMMON STOCKS (COST $39,907,574)                                                  51,286,591
                                                                                                     ---------------

                  PREFERRED STOCKS -- 0.5%

                  SOUTH KOREA -- 0.5%
          8,400   Hyundai Motor Co 5.05%                                                                     185,512
            300   Samsung Electronics (Non Voting) 4.08%                                                      77,718
                                                                                                     ---------------
                                                                                                             263,230
                                                                                                     ---------------

                  TOTAL PREFERRED STOCKS (COST $181,785)                                                     263,230
                                                                                                     ---------------

               See accompanying notes to the financial statements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

      UNITS /
   PAR VALUE ($)  DESCRIPTION                                                                           VALUE ($)
--------------------------------------------------------------------------------------------------------------------
                  RIGHTS AND WARRANTS -- 0.1%

                  THAILAND -- 0.1%
        659,620   Charoen Pokphand Foods Pcl Warrants, Expires 4/29/05 (Foreign
                  Registered) *                                                                               36,426
        480,663   Telecomasia Corp Pcl Warrants, Expires 4/03/08 *(b)                                             --
                                                                                                     ---------------
                                                                                                              36,426
                                                                                                     ---------------

                  TOTAL RIGHTS AND WARRANTS (COST $94,824)                                                    36,426
                                                                                                     ---------------

                  SHORT-TERM INVESTMENTS -- 6.9%

                  CASH EQUIVALENTS -- 6.9%
      3,200,000   Societe Generale GC Time Deposit, 1.57%, due 09/01/04                                    3,200,000
        657,200   The Boston Global Investment Trust (d)                                                     657,200
                                                                                                     ---------------
                                                                                                           3,857,200
                                                                                                     ---------------

                  TOTAL SHORT-TERM INVESTMENTS (COST $3,857,200)                                           3,857,200
                                                                                                     ---------------

                  TOTAL INVESTMENTS -- 99.8%
                  (Cost $44,041,383)                                                                      55,443,447

                  Other Assets and Liabilities (net) -- 0.2%                                                  88,021
                                                                                                     ---------------

                  TOTAL NET ASSETS -- 100.0%                                                         $    55,531,468
                                                                                                     ===============

                  NOTES TO SCHEDULE OF INVESTMENTS:

                  ADR - American Depositary Receipt
                  Foreign Registered - shares issued to foreign investors in markets that have foreign ownership limits.

                  *    Non-income producing security.
                  (a) All or a portion of this security is out on loan (Note 2).
                  (b) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 2).
                  (c)  Bankrupt issuer.
                  (d)  Investment of security lending collateral (Note 2).

               See accompanying notes to the financial statements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     At August 31, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                            GROSS UNREALIZED     GROSS UNREALIZED       NET UNREALIZED
       AGGREGATE COST         APPRECIATION         DEPRECIATION          APPRECIATION
      ----------------     ------------------   ------------------     ----------------
       $  44,183,146         $  12,739,535        $  (1,479,234)         $  11,260,301

     At February 29, 2004, GMO Asia Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Internal Revenue Code of $5,276,432 expiring in 2011. Utilization of the capital loss carryforward above could be subject to limitations imposed by the Internal Revenue Code related to share ownership activity.

               See accompanying notes to the financial statements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- INDUSTRY SECTOR SUMMARY
(SHOWING PERCENTAGE OF EQUITY INVESTMENTS)
AUGUST 31, 2004 (UNAUDITED)

At August 31, 2004, industry sector diversification of the Fund's equity investments was as follows:

          INDUSTRY SECTOR

          Telecommunication Services                                36.4%
          Financials                                                27.0
          Information Technology                                    11.6
          Consumer Discretionary                                     7.8
          Materials                                                  6.2
          Consumer Staples                                           5.7
          Utilities                                                  2.7
          Energy                                                     1.4
          Industrials                                                1.2
                                                                  ------
                                                                   100.0%
                                                                  ======

               See accompanying notes to the financial statements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)


STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2004 (UNAUDITED)

ASSETS:
  Investments, at value, including securities on loan of $638,296 (cost $44,041,383) (Note 2)    $   55,443,447
  Cash                                                                                                   19,331
  Foreign currency, at value (cost $134,568) (Note 2)                                                   134,103
  Receivable for investments sold                                                                       580,550
  Dividends and interest receivable                                                                     307,397
  Receivable for expenses reimbursed by Manager (Note 3)                                                  6,820
                                                                                                 --------------

    Total assets                                                                                     56,491,648
                                                                                                 --------------
LIABILITIES:
  Payable for investments purchased                                                                     132,063
  Payable upon return of securities loaned (Note 2)                                                     657,200
  Payable to affiliate for (Note 3):
    Management fee                                                                                       44,088
    Shareholder service fee                                                                               8,164
    Trustees fee                                                                                            325
  Accrued expenses                                                                                      118,340
                                                                                                 --------------

    Total liabilities                                                                                   960,180
                                                                                                 --------------
NET ASSETS                                                                                       $   55,531,468
                                                                                                 ==============

NET ASSETS CONSIST OF:
  Paid-in capital                                                                                $   53,470,940
  Accumulated undistributed net investment income                                                       539,853
  Accumulated net realized loss                                                                      (9,877,726)
  Net unrealized appreciation                                                                        11,398,401
                                                                                                 --------------
                                                                                                 $   55,531,468
                                                                                                 ==============

NET ASSETS ATTRIBUTABLE TO:
  Class III shares                                                                               $   55,531,468
                                                                                                 ==============

SHARES OUTSTANDING:
  Class III                                                                                           9,004,163
                                                                                                 ==============

NET ASSET VALUE PER SHARE:
  Class III                                                                                      $         6.17
                                                                                                 ==============

               See accompanying notes to the financial statements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)


STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
  Dividends (net of withholding taxes of $258,403)                                               $    1,821,401
  Interest (including securities lending income of $730)                                                 36,044
                                                                                                 --------------

      Total income                                                                                    1,857,445
                                                                                                 --------------

EXPENSES:
  Management fee (Note 3)                                                                               386,468
  Shareholder service fee (Note 3) - Class III                                                           71,568
  Custodian fees                                                                                        222,456
  Transfer agent fees                                                                                    14,168
  Audit and tax fees                                                                                     26,588
  Legal fees                                                                                              1,932
  Trustees fees and related expenses (Note 3)                                                               831
  Registration fees                                                                                         920
  Miscellaneous                                                                                             552
                                                                                                 --------------
    Total expenses                                                                                      725,483
  Fees and expenses reimbursed by Manager (Note 3)                                                      (41,032)
                                                                                                 --------------
    Net expenses                                                                                        684,451
                                                                                                 --------------

      Net investment income                                                                           1,172,994
                                                                                                 --------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
    Investments                                                                                      28,418,812
    Foreign currency, forward contracts and foreign currency related transactions                      (299,503)
                                                                                                 --------------

      Net realized gain                                                                              28,119,309
                                                                                                 --------------

  Change in net unrealized appreciation (depreciation) on:
    Investments                                                                                     (40,810,315)
    Foreign currency, forward contracts and foreign currency related transactions                        (3,801)
                                                                                                 --------------

      Net unrealized loss                                                                           (40,814,116)
                                                                                                 --------------

    Net realized and unrealized loss                                                                (12,694,807)
                                                                                                 --------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                             $  (11,521,813)
                                                                                                 ==============

               See accompanying notes to the financial statements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)


STATEMENT OF CHANGES IN NET ASSETS

                                                                   SIX MONTHS ENDED
                                                                    AUGUST 31, 2004        YEAR ENDED
                                                                      (UNAUDITED)      FEBRUARY 29, 2004
                                                                   ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                            $      1,172,994    $       2,404,224
  Net realized gain                                                      28,119,309           30,655,704
  Change in net unrealized appreciation (depreciation)                  (40,814,116)          55,010,290
                                                                   ----------------    -----------------

  Net increase (decrease) in net assets from operations                 (11,521,813)          88,070,218
                                                                   ----------------    -----------------

Distributions to shareholders from:
  Net investment income
    Class III                                                            (3,253,571)            (809,606)
  Net realized gains
    Class III                                                           (32,459,411)                  --
                                                                   ----------------    -----------------

                                                                        (35,712,982)            (809,606)
                                                                   ----------------    -----------------
  Net share transactions (Note 6):
    Class III                                                           (39,146,029)         (51,306,824)
  Purchase premiums and redemption fees (Notes 2 and 6):
    Class III                                                               297,824              306,876
                                                                   ----------------    -----------------

  Total decrease in net assets resulting from net share
    transactions and net purchase premiums and redemption
    fees                                                                (38,848,205)         (50,999,948)
                                                                   ----------------    -----------------
    Total increase (decrease) in net assets                             (86,083,000)          36,260,664

NET ASSETS:
  Beginning of period                                                   141,614,468          105,353,804
                                                                   ----------------    -----------------
  End of period (including accumulated undistributed net
    investment income of $539,853 and $2,620,430, respectively)    $     55,531,468    $     141,614,468
                                                                   ================    =================

               See accompanying notes to the financial statements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      SIX MONTHS ENDED                           YEAR ENDED FEBRUARY 28/29,
                                       AUGUST 31, 2004      -------------------------------------------------------------------
                                         (UNAUDITED)          2004          2003            2002          2001           2000
                                      -----------------    ---------     ---------       ---------     ---------      ---------

NET ASSET VALUE, BEGINNING OF PERIOD   $     13.77         $    7.25     $    8.09       $    7.87     $   12.35      $    7.67
                                       -----------         ---------     ---------       ---------     ---------      ---------
Income from investment operations:
  Net investment income                       0.31              0.23          0.06            0.07          0.09           0.03
  Net realized and unrealized gain
   (loss)                                    (1.76)             6.35         (0.85)           0.26         (3.32)          5.01
                                       -----------         ---------     ---------       ---------     ---------      ---------

    Total from investment operations         (1.45)             6.58         (0.79)           0.33         (3.23)          5.04
                                       -----------         ---------     ---------       ---------     ---------      ---------
Less distributions to shareholders:
  From net investment income                 (0.51)            (0.06)        (0.05)          (0.11)        (0.01)         (0.02)
  From net realized gains                    (5.64)               --            --              --         (1.24)         (0.34)
                                       -----------         ---------     ---------       ---------     ---------      ---------

    Total distributions                      (6.15)            (0.06)        (0.05)          (0.11)        (1.25)         (0.36)
                                       -----------         ---------     ---------       ---------     ---------      ---------
NET ASSET VALUE, END OF PERIOD         $      6.17         $   13.77     $    7.25       $    8.09     $    7.87      $   12.35
                                       ===========         =========     =========       =========     =========      =========
TOTAL RETURN (a)                            (10.51)%(b)**      91.04%(b)     (9.82)%(b)       4.41%(b)    (27.45)%(b)     65.57%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)    $    55,531         $ 141,614     $ 105,354       $ 117,878     $ 113,927      $ 119,218
  Net expenses to average daily net
    assets                                    1.43%*            1.25%         1.35%           1.28%         1.30%          1.25%
  Net investment income to average
    daily net assets                          1.24%(c)**        1.76%         0.80%           1.01%         1.22%          0.22%
  Portfolio turnover rate                       24%**             39%           72%             68%           84%           121%
  Fees and expenses reimbursed by
    the Manager to average daily
    net assets:                               0.09%*            0.07%         0.06%           0.09%         0.07%          0.07%
  Purchase premiums and redemption
    fees consisted of the following
    per share amounts: (d)             $      0.04         $    0.02     $    0.00(e)    $    0.00(e)  $    0.03             --

               See accompanying notes to the financial statements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS -- (CONTINUED)
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b) Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(c) The ratio for the six months ended August 31, 2004, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.
(d) Effective March 1, 2000 the Fund adopted the provision of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change. Amounts calculated using average shares outstanding throughout the period.
(e)  Purchase premiums and redemption fees were less than $0.01 per share.
 *   Annualized.
 **  Not annualized.

               See accompanying notes to the financial statements.

GMO ASIA FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (UNAUDITED)

1.   ORGANIZATION

     GMO Asia Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in equity securities traded in the Asian securities markets other than Japan. The Fund's benchmark is the GMO Asia 7 Index, an index maintained by the Manager and composed of the S&P/IFCI (Investable) Country Indices of seven Asian countries (China, Indonesia, Korea, Malaysia, the Philippines, Taiwan and Thailand), all of which are equally weighted.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. The value of securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund's investments will be valued at "fair value", as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect its value. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

GMO ASIA FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. As of August 31, 2004, there were no forward foreign currency contracts outstanding.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of

GMO ASIA FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2004, there were no outstanding futures contracts.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. As of August 31, 2004, there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. As of August 31, 2004, there were no open purchased option contracts.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

     INDEXED SECURITIES
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to

GMO ASIA FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. As of August 31, 2004, the Fund held no indexed securities.

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2004, there were no open swap agreements.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. As of August 31, 2004, the Fund had loaned securities having a market value of $638,296 collateralized by cash in the amount of $657,200 which was invested in a short-term instrument.

GMO ASIA FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

GMO ASIA FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases and fees on redemptions of Fund shares are each 0.80%. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2004 and the year ended February 29, 2004, the Fund received $84 and $59,456 in purchase premiums and $297,740 and $247,420 in redemption fees, respectively. There is no premium for reinvested distributions.

     INVESTMENT RISK
     Investments in emerging countries present certain risks that are not inherent in many other securities. Many emerging countries present elements of political and/or economic instability. The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging countries are relatively illiquid. Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of 0.81% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

     GMO has entered into a binding agreement effective until at least June 30, 2005 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, custody fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.81% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2004, was $463. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO ASIA FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2004, aggregated $21,980,689 and $97,901,413, respectively.

5.   PRINCIPAL SHAREHOLDERS AND RELATED PARTIES

     At August 31, 2004, 91.3% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the outstanding shares of the Fund. Investment activities of these shareholders may have a material effect on the Fund. At August 31, 2004, 0.1% of the Fund was held by five related parties comprised of certain GMO employee accounts.

6.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                  SIX MONTHS ENDED
                                                   AUGUST 31, 2004                      YEAR ENDED
                                                     (UNAUDITED)                     FEBRUARY 29, 2004
                                            ------------------------------    ------------------------------
                                               SHARES           AMOUNT           SHARES           AMOUNT
                                            ------------    --------------    ------------    --------------
    Class III:
    Shares sold                             $      1,174    $       15,415       1,429,811    $   15,518,829
    Shares issued to shareholders in
      reinvestment of distributions            4,043,775        25,944,966          40,217           384,474
    Shares repurchased                        (5,326,708)      (65,106,410)     (5,724,218)      (67,210,127)
    Purchase premiums and redemption fees             --           297,824              --           306,876
                                            ------------    --------------    ------------    --------------
    Net decrease                              (1,281,759)   $  (38,848,205)     (4,254,190)   $  (50,999,948)
                                            ============    ==============    ============    ==============

7.   SUBSEQUENT EVENTS

     Effective September 23, 2004, the name, investment objective, fees charged (including purchase premiums and redemption fees), and strategies of the Fund have been changed. The Fund's new name is GMO Emerging Markets Quality Fund. Information regarding the Fund, including its investment objective and strategies, is contained in the accompanying prospectus.

     Effective October 5, 2004, GMO Trust appointed a Chief Compliance Officer and adopted a compliance plan in accordance with Rule 38a-1 under the Investment Company Act of 1940, as amended.

GMO ASIA FUND
(A SERIES OF GMO TRUST)

FUND EXPENSES
AUGUST 31, 2004 (UNAUDITED)

     The Fund incurs ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees and other expenses. The following table, assuming a $1,000 investment in a class of shares, discloses the ending account value and operating expenses incurred for the six months ended August 31, 2004, based on, (1) the class's actual return and actual expenses, and (2) a hypothetical annualized 5% return and the class's actual expenses:

     Class III

                                                          OPERATING
                           BEGINNING        ENDING         EXPENSE
                             VALUE          VALUE         INCURRED *
     -----------------------------------------------------------------
     1) Actual            $   1,000.00   $     894.90   $         6.83
     2) Hypothetical          1,000.00       1,018.00             7.27

     *Expenses are calculated using the Class III annualized expense ratio for the six months ended August 31, 2004 of 1.43%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     You can estimate expenses incurred for the six months ended August 31, 2004 on your investment in a particular class of shares by dividing your investment value at August 31, 2004 by $1,000 and then multiplying that result by the operating expenses of the class owned as calculated above. You can also use this information to compare ongoing expenses of investing in the Fund with those of other mutual funds.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2004

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

Beginning January 29, 2005, the Fund will be filing its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission's website at www.sec.gov. When filed, the Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund's website at www.gmo.com.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- TABULAR HOLDINGS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

CLASSIFICATION                                                 % OF NET ASSETS
------------------------------------------------------------------------------
U.S. Government Agency                                                     5.4%
U.S. Government                                                            1.8
Corporate Debt                                                             0.5
Banking                                                                    0.8
Mutual Funds                                                              90.8
Futures                                                                    0.3
Swaps                                                                      0.7
Short-Term Investments and Other Assets and Liabilities (net)             (0.3)
                                                                  ------------
                                                                         100.0%
                                                                  ============

               See accompanying notes to the financial statements.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

 PAR VALUE ($)/
    SHARES        DESCRIPTION                                                 VALUE ($)
-----------------------------------------------------------------------------------------
                  DEBT OBLIGATIONS -- 7.7%

                  CORPORATE DEBT -- 0.5%
      2,500,000   Bank Austria Creditanstalt, AG, Series EMTN, 144A,
                  7.25%, due 02/15/17                                           2,996,250
                                                                            -------------

                  U.S. GOVERNMENT -- 1.8%
      1,127,410   U.S. Treasury Inflation Indexed Note, 4.25%, due
                  01/15/10 (a) (b)                                              1,309,734
      8,211,789   U.S. Treasury Inflation Indexed Note, 3.88%, due
                  01/15/09 (a) (b)                                              9,247,245
                                                                            -------------
                                                                               10,556,979
                                                                            -------------

                  U.S. GOVERNMENT AGENCY -- 5.4%
     10,000,000   Agency for International Development Floater (Support
                  of India), Variable Rate, 3 mo. LIBOR + .10%, 1.89%,
                  due 02/01/27                                                  9,887,500
      4,716,502   Agency for International Development Floater (Support
                  of Jamaica), Variable Rate, 6 mo. U.S. Treasury Bill
                  + .75%, 2.54%, due 03/30/19                                   4,698,816
      5,250,000   Agency for International Development Floater (Support
                  of Jamaica),Variable Rate, 6 mo. LIBOR + .30%, 2.28%,
                  due 12/01/14                                                  5,251,627
      5,560,000   Agency for International Development Floater (Support
                  of Sri Lanka),Variable Rate, 6 mo. LIBOR + .20%, 2.18%,
                  due 06/15/12                                                  5,546,100
      5,500,003   Agency for International Development Floater (Support
                  of Zimbabwe), Variable Rate, 3 mo. U.S. Treasury Bill
                  x 115%, 1.14%, due 01/01/12                                   5,458,753
                                                                            -------------
                                                                               30,842,796
                                                                            -------------

                  TOTAL DEBT OBLIGATIONS (COST $43,938,742)                    44,396,025
                                                                            -------------

                  PREFERRED STOCKS -- 0.8%

                  BANKING -- 0.8%
         10,000   Home Ownership Funding 2 Preferred 144A, 13.338%              4,462,480
                                                                            -------------

                  TOTAL PREFERRED STOCKS (COST $5,373,174)                      4,462,480
                                                                            -------------

               See accompanying notes to the financial statements.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

         SHARES        DESCRIPTION                                                 VALUE ($)
     -----------------------------------------------------------------------------------------
                       MUTUAL FUNDS -- 90.8%

          20,505,166   GMO Short-Duration Collateral Fund (c)                      519,600,903
               1,483   GMO Special Purpose Holding Fund (c)                             26,079
           1,380,605   Merrimac Cash Series, Premium Class                           1,380,605
                                                                                 -------------

                       TOTAL MUTUAL FUNDS (COST $518,485,942)                      521,007,587
                                                                                 -------------

                       TOTAL INVESTMENTS -- 99.3%
                       (Cost $567,797,858)                                         569,866,092

                       Other Assets and Liabilities (net) -- 0.7%                    4,089,981
                                                                                 -------------

                       TOTAL NET ASSETS -- 100.0%                                $ 573,956,073
                                                                                 =============

                       NOTES TO THE SCHEDULE OF INVESTMENTS:

                       144A - Securities exempt from registration under rule
                            144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.
                       EMTN - Euromarket Medium Term Note
                       Variable rates - The rates shown on Variable rate notes
                            are the current interest rates at August 31, 2004, which are subject to change based on the terms of the security.
                       (a) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and/or open swap contracts (Note 2).
                       (b) Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators (Note 2).
                       (c)  Affiliated issuer.

                       CURRENCY ABBREVIATIONS:

                       USD - United States Dollar

     At August 31, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                       GROSS UNREALIZED   GROSS UNREALIZED   NET UNREALIZED
      AGGREGATE COST     APPRECIATION       DEPRECIATION      APPRECIATION
     ---------------   ----------------   ----------------   --------------
     $   567,816,753   $      3,214,855   $     (1,165,516)  $    2,049,339

               See accompanying notes to the financial statements.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     A summary of outstanding financial instruments at August 31, 2004 is as follows:

     FUTURES CONTRACTS

                                                                               NET UNREALIZED
     NUMBER OF                                                   CONTRACT       APPRECIATION
     CONTRACTS              TYPE             EXPIRATION DATE       VALUE       (DEPRECIATION)
     ---------   -------------------------   ---------------   -------------   --------------
       Buys

        504      U.S. Long Bond               December 2004    $  56,101,500   $      807,805
        646      U.S. Treasury Note 10 Yr.    December 2004       72,553,875          480,057
        789      U.S. Treasury Note 5 Yr.     December 2004       87,320,109          532,617
                                                                               --------------
                                                                               $    1,820,479
                                                                               ==============

       Sales

        560      Euro 90 Day                  December 2004    $ 136,955,000   $      (87,220)
                                                                               ==============

     At August 31, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

     SWAP AGREEMENTS

                                                                                     NET UNREALIZED
          NOTIONAL       EXPIRATION                                                   APPRECIATION
           AMOUNT           DATE                       DESCRIPTION                   (DEPRECIATION)
     ------------------  ----------  ----------------------------------------------  --------------
     INTEREST RATE SWAPS

        194,000,000 USD    6/8/06    Agreement with JP Morgan Chase Bank dated       $    1,408,243
                                     6/04/04 to receive the notional amount
                                     multiplied by 3.08% and to pay the notional
                                     amount multiplied by the 3 month Floating
                                     Rate LIBOR.

         68,000,000 USD    6/8/09    Agreement with JP Morgan Chase Bank dated           (2,121,105)
                                     6/04/04 to pay the notional amount multiplied
                                     by 4.412% and to receive the notional amount
                                     multiplied by the 3 month Floating Rate LIBOR.

               See accompanying notes to the financial statements.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     SWAP AGREEMENTS -- CONTINUED

                                                                                     NET UNREALIZED
          NOTIONAL       EXPIRATION                                                   APPRECIATION
           AMOUNT           DATE                       DESCRIPTION                   (DEPRECIATION)
     ------------------  ----------  ----------------------------------------------  --------------
          8,500,000 USD   10/24/13   Agreement with JP Morgan Chase Bank dated       $     (139,894)
                                     10/22/03 to pay the notional amount multiplied
                                     by 4.704% and to receive the notional amount
                                     multiplied by the 3 month LIBOR.

     TOTAL RETURN SWAPS

         10,000,000 USD    9/30/04   Agreement with Citibank N.A. dated 6/29/04 to          238,695
                                     receive the notional amount multiplied by the
                                     return of the Lehman Brothers CMBS AAA Index
                                     and to pay initial market value multiplied by
                                     the 1 month LIBOR adjusted by a specified
                                     spread.

         50,000,000 USD    11/1/04   Agreement with Lehman Brothers Special                 917,423
                                     Financing Inc. dated 11/24/03 to receive the
                                     notional amount multiplied by the return on
                                     the Lehman Brothers U.S. Government Bond
                                     Index and to pay the notional amount
                                     multiplied by the 1 month LIBOR adjusted by a
                                     specified spread.

         10,000,000 USD    1/31/05   Agreement with Citibank N.A. dated 7/30/04 to          370,661
                                     receive the notional amount multiplied by the
                                     return of the Lehman Brothers CMBS 8.5+ AAA
                                     Index and to pay initial market value
                                     multiplied by the 1 month LIBOR adjusted by a
                                     specified spread.

         75,000,000 USD    2/1/05    Agreement with Lehman Brothers Special               1,377,384
                                     Financing Inc. dated 1/30/04 to receive the
                                     notional amount multiplied by the return on
                                     the Lehman Brothers U.S. Government Bond
                                     Index and to pay the notional amount
                                     multiplied by the 1 month LIBOR adjusted by a
                                     specified spread.

               See accompanying notes to the financial statements.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     SWAP AGREEMENTS -- CONTINUED

                                                                                     NET UNREALIZED
          NOTIONAL       EXPIRATION                                                   APPRECIATION
           AMOUNT           DATE                       DESCRIPTION                   (DEPRECIATION)
     ------------------  ----------  ----------------------------------------------  --------------
         25,000,000 USD    5/1/05    Agreement with Lehman Brothers Special                 458,711
                                     Financing Inc. dated 4/30/04 to receive the
                                     notional amount multiplied by the return on
                                     the Lehman Brothers U.S. Government Bond
                                     Index and to pay the notional amount
                                     multiplied by the 1 month LIBOR adjusted by a
                                     specified spread.

         75,000,000 USD    8/1/05    Agreement with Lehman Brothers Special               1,379,259
                                     Financing Inc. dated 6/17/03 to receive the
                                     notional amount multiplied by the return on
                                     the Lehman Brothers U.S. Government Bond
                                     Index and to pay the notional amount
                                     multiplied by the 1 month LIBOR adjusted by a
                                     specified spread.
                                                                                     --------------
                                                                                     $    3,889,377
                                                                                     ==============

               See accompanying notes to the financial statements.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)


STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2004 (UNAUDITED)

ASSETS:
     Investments in unaffiliated issuers, at value (cost $50,692,521) (Note 2)         $      50,239,110
     Investments in affiliated issuers, at value (cost $517,105,337) (Notes 2 and 7)         519,626,982
     Interest receivable                                                                         335,240
     Receivable for variation margin on open futures contracts (Note 2)                          777,030
     Net receivable for open swap contracts (Note 2)                                           4,255,646
     Receivable for expenses reimbursed by Manager (Note 3)                                       11,377
                                                                                       -----------------

        Total assets                                                                         575,245,385
                                                                                       -----------------

LIABILITIES:
     Payable for investments purchased                                                           800,000
     Payable for Fund shares repurchased                                                         342,477
     Payable to affiliate for (Note 3):
        Management fee                                                                            47,173
        Shareholder service fee                                                                   70,759
        Trustees fee                                                                                 675
     Accrued expenses                                                                             28,228
                                                                                       -----------------

        Total liabilities                                                                      1,289,312
                                                                                       -----------------
NET ASSETS                                                                             $     573,956,073
                                                                                       =================

NET ASSETS CONSIST OF:
     Paid-in capital                                                                   $     563,315,989
     Distributions in excess of net investment income                                           (570,164)
     Accumulated net realized gain                                                             3,519,378
     Net unrealized appreciation                                                               7,690,870
                                                                                       -----------------
                                                                                       $     573,956,073
                                                                                       =================

NET ASSETS ATTRIBUTABLE TO:
     Class III shares                                                                  $     573,956,073
                                                                                       =================

SHARES OUTSTANDING:
     Class III                                                                                57,035,371
                                                                                       =================

NET ASSET VALUE PER SHARE:
     Class III                                                                         $           10.06
                                                                                       =================

               See accompanying notes to the financial statements.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)


STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
     Interest                                                                          $         864,259
     Dividends                                                                                   165,534
     Dividends from affiliated issuers (Note 7)                                                   74,345
                                                                                       -----------------

          Total income                                                                         1,104,138
                                                                                       -----------------

EXPENSES:
     Management fee (Note 3)                                                                     238,034
     Shareholder service fee (Note 3) - Class III                                                357,052
     Custodian and transfer agent fees                                                            27,600
     Audit and tax fees                                                                           18,676
     Legal fees                                                                                    6,992
     Trustees fees and related expenses (Note 3)                                                   2,846
     Registration fees                                                                             4,600
     Miscellaneous                                                                                 2,116
                                                                                       -----------------
          Total expenses                                                                         657,916
     Fees and expenses reimbursed by Manager (Note 3)                                            (58,696)
                                                                                       -----------------
          Net expenses                                                                           599,220
                                                                                       -----------------

               Net investment income                                                             504,918
                                                                                       -----------------

REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) on:
          Investments in unaffiliated issuers                                                  2,398,769
          Investments in affiliated issuers                                                       98,108
          Realized gains distributions from affiliated issuers (Note 7)                          237,191
          Closed futures contracts                                                             1,190,459
          Closed swap contracts                                                                  (67,145)
                                                                                       -----------------

               Net realized gain                                                               3,857,382
                                                                                       -----------------

     Change in net unrealized appreciation (depreciation) on:

          Investments                                                                            545,413
          Open futures contracts                                                               1,468,907
          Open swap contracts                                                                  2,422,368
                                                                                       -----------------

               Net unrealized gain                                                             4,436,688
                                                                                       -----------------

          Net realized and unrealized gain                                                     8,294,070
                                                                                       -----------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $       8,798,988
                                                                                       =================

               See accompanying notes to the financial statements.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)


STATEMENT OF CHANGES IN NET ASSETS

                                                               SIX MONTHS ENDED
                                                                AUGUST 31, 2004        YEAR ENDED
                                                                  (UNAUDITED)       FEBRUARY 29, 2004
                                                               -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
     Net investment income                                     $         504,918    $       4,717,800
     Net realized gain                                                 3,857,382            6,716,642
     Change in net unrealized appreciation (depreciation)              4,436,688            1,047,768
                                                               -----------------    -----------------

     Net increase in net assets from operations                        8,798,988           12,482,210
                                                               -----------------    -----------------

Distributions to shareholders from:
     Net investment income
          Class III                                                   (1,274,649)          (4,605,805)
     Net realized gains
          Class III                                                   (4,975,095)          (5,411,146)
                                                               -----------------    -----------------

                                                                      (6,249,744)         (10,016,951)
                                                               -----------------    -----------------
     Net share transactions (Note 6):
          Class III                                                  198,130,013          257,588,646
                                                               -----------------    -----------------

          Total increase in net assets                               200,679,257          260,053,905

NET ASSETS:
     Beginning of period                                             373,276,816          113,222,911
                                                               -----------------    -----------------
     End of period (including distributions in excess of net
       investment income of $570,164 and accumulated
       undistributed net investment income of $199,567,
       respectively)                                           $     573,956,073    $     373,276,816
                                                               =================    =================

               See accompanying notes to the financial statements.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                           SIX MONTHS
                                             ENDED                              YEAR ENDED FEBRUARY 28/29,
                                        AUGUST 31, 2004   ----------------------------------------------------------------------
                                          (UNAUDITED)       2004(a)       2003(a)       2002(a)      2001(a)(b)         2000
                                        ---------------   -----------   -----------   -----------   -----------      -----------
NET ASSET VALUE, BEGINNING OF PERIOD      $     10.07     $     10.08   $      9.68   $      9.98   $      9.23      $      9.65
                                          -----------     -----------   -----------   -----------   -----------      -----------
Income from investment operations:
   Net investment income (c)                     0.01+           0.23+         0.22+         0.41+         0.60+            0.60
   Net realized and unrealized gain
     (loss)                                      0.11            0.24          0.86          0.22          0.73            (0.42)
                                          -----------     -----------   -----------   -----------   -----------      -----------
        Total from investment
           operations                            0.12            0.47          1.08          0.63          1.33             0.18
                                          -----------     -----------   -----------   -----------   -----------      -----------
Less distributions to shareholders:
   From net investment income                   (0.03)          (0.20)        (0.27)        (0.50)        (0.58)           (0.58)
   From net realized gains                      (0.10)          (0.28)        (0.41)        (0.43)           --            (0.02)
                                          -----------     -----------   -----------   -----------   -----------      -----------
        Total distributions                     (0.13)          (0.48)        (0.68)        (0.93)        (0.58)           (0.60)
                                          -----------     -----------   -----------   -----------   -----------      -----------
NET ASSET VALUE, END OF PERIOD            $     10.06     $     10.07   $     10.08   $      9.68   $      9.98      $      9.23
                                          ===========     ===========   ===========   ===========   ===========      ===========
TOTAL RETURN (d)                                 1.16%**         4.79%        11.43%         6.62%        14.91%            2.03%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)      $   573,956     $   373,277   $   113,223   $   155,000   $   170,534      $   164,457
   Net operating expenses to average
     daily net assets                            0.25%*          0.25%         0.25%         0.25%         0.25%            0.25%
   Interest expense to average daily
     net assets                                    --              --            --            --          0.07%(e)         0.19%(e)
   Total net expenses to average daily
     net assets (f)                              0.25%*          0.25%         0.25%         0.25%         0.32%            0.44%
   Net investment income to average
     daily net assets (c)                        0.21%*          2.30%         2.23%         4.16%         6.37%            5.85%
   Portfolio turnover rate                          5%**           15%           71%           19%           65%              20%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                     0.02%*          0.06%         0.05%         0.05%         0.05%            0.05%

               See accompanying notes to the financial statements.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS -- (CONTINUED)
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

(a) As a result of changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the Statement of Operations. The effect of this reclassification was to increase the net investment income ratio for the year ending February 29, 2004 by 0.12% and net investment income per share by $0.01. For consistency, similar reclassifications have been made to prior year amounts, resulting to the net investment income ratio of 0.34%, 0.19% and 0.04% and to net investment income per share of $0.03, $0.02 and $0.01 in the fiscal years ending February 28/29, 2003, 2002 and 2001, respectively.
(b) Effective March 1, 2000, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains and losses per share by $0.001 and increase the ratio of net investment income to average net assets from 6.40% to 6.41%. Per share data and ratios/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
(c) Net investment income is affected by timing of the declaration of dividends by other GMO Funds in which the Fund invests.
(d) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(e) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(f) Net expenses exclude expenses incurred indirectly through investment in other GMO Funds in which the Fund invests.
+    Computed using average shares outstanding throughout the period.
*    Annualized.
**   Not annualized.

               See accompanying notes to the financial statements.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (UNAUDITED)

1.   ORGANIZATION

     GMO Domestic Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in U.S. investment grade securities. The Fund's benchmark is the Lehman Brothers U.S. Government Bond Index.

     At August 31, 2004, less than 0.1% of the Fund was invested in the GMO Special Purpose Holding Fund and 90.5% was invested in the GMO Short-Duration Collateral Fund, separate funds of GMO Trust managed by GMO.

     Shares of the GMO Special Purpose Holding Fund and the GMO Short-Duration Collateral Fund are not publicly available for direct purchase. The financial statements of the GMO Special Purpose Holding Fund and the GMO Short-Duration Collateral Fund should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646 or by visiting GMO's website at www.gmo.com.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     CHANGE IN ACCOUNTING PRINCIPLE
     For the year ended February 29, 2004, as a result of a recent FASB Emerging Issues Task Force consensus (and subsequent related SEC staff guidance), the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the Statement of Operations. For consistency, similar reclassifications have been made to the per share amounts in all prior year financial highlights presented. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification increased net investment income and decreased net realized gains by $240,213 for the year ended February 29, 2004. This change had no effect on the Fund's net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of other funds of the Trust ("underlying funds") and other mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

     Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

     Securities may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     Certain securities held by the Fund, or an underlying fund in which it invests, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. As of August 31, 2004, the total value of these securities represented 29.5% of net assets.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See the Schedule of Investments for all open futures contracts as of August 31, 2004.

     OPTIONS
     The Fund may write call and put options on futures or securities it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future or security transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future or security may be sold
     (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future or security underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. As of August 31, 2004, there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. As of August 31, 2004, there were no open purchased option contracts.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     LOAN AGREEMENTS
     The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. As of August 31, 2004, the Fund did not hold any loan assignments.

     INDEXED SECURITIES
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. See the Schedule of Investments for all indexed securities held by the Fund as of August 31, 2004.

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return and forward swap spread lock swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates. See the Schedule of Investments for a summary of open swap agreements as of August 31, 2004.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited. As of August 31, 2004, the Fund did not have any open repurchase agreements.

     REVERSE REPURCHASE AGREEMENTS
     The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. As of August 31, 2004, there were no open reverse repurchase agreements.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. As of August 31, 2004, the Fund had no securities on loan.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of 0.10% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     GMO has entered into a binding agreement effective until at least June 30, 2005 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.10% of the average daily net assets.

     The Fund incurs fees and expenses indirectly as a shareholder in GMO Special Purpose Holding Fund and GMO Short-Duration Collateral Fund. For the six months ended August 31, 2004, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

                         INDIRECT OPERATING                      INDIRECT INVESTMENT-RELATED
                        EXPENSES (EXCLUDING                      EXPENSES (INCLUDING, BUT NOT
                          MANAGEMENT FEES,                      LIMITED TO, INTEREST EXPENSE,
       INDIRECT NET   SHAREHOLDER SERVICE FEES     INDIRECT       FOREIGN AUDIT EXPENSE, AND     TOTAL
        MANAGEMENT     AND INVESTMENT-RELATED     SHAREHOLDER      INVESTMENT-RELATED LEGAL     INDIRECT
           FEES              EXPENSES)           SERVICE FEES              EXPENSE)             EXPENSES
     -----------------------------------------------------------------------------------------------------
         (0.013%)              0.014%               0.000%             LESS THAN 0.001%            0.001%

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2004 was $1,834. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     For the six months ended August 31, 2004, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                        PURCHASES           SALES
                                                     ---------------   --------------
     U.S. Government securities                      $     6,450,241   $    2,247,808
     Investments (non-U.S. Government securities)        213,472,196       22,395,248

5.   PRINCIPAL SHAREHOLDERS AND RELATED PARTIES

     At August 31, 2004, 82.2% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. One of the shareholders is another fund of GMO Trust. Investment activities of these shareholders may have a material effect on the Fund. At August 31, 2004, less than 0.1% of the Fund was held by five related parties comprised of certain GMO employee accounts.

     As of August 31, 2004, substantially all of the Fund's shares were held by accounts for which the Manager has investment discretion.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

6.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                           SIX MONTHS ENDED
                                            AUGUST 31, 2004                     YEAR ENDED
                                              (UNAUDITED)                    FEBRUARY 29, 2004
                                     ------------------------------    ------------------------------
                                         SHARES           AMOUNT           SHARES           AMOUNT
                                     -------------    -------------    -------------    -------------
     Class III:
     Shares sold                        19,957,373    $ 198,133,572       29,740,583    $ 296,994,016
     Shares issued to shareholders
       in reinvestment of
       distributions                       627,519        6,188,505          973,592        9,657,413
     Shares repurchased                   (624,075)      (6,192,064)      (4,873,046)     (49,062,783)
                                     -------------    -------------    -------------    -------------
     Net increase                       19,960,817    $ 198,130,013       25,841,129    $ 257,588,646
                                     =============    =============    =============    =============

7.   INVESTMENTS IN AFFILIATED ISSUERS

     A summary of the Fund's transactions in the shares of these issuers during the six months ended August 31, 2004, is set forth below:

                           VALUE,                                                                 REALIZED
                          BEGINNING                             SALES           DIVIDEND            GAINS           VALUE, END
     AFFILIATE            OF PERIOD         PURCHASES          PROCEEDS          INCOME         DISTRIBUTIONS       OF PERIOD
     ---------------   ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
     GMO Special
     Purpose
     Holding Fund      $       590,956   $        19,609   $       560,660   $        19,609   $            --   $        26,079*
     GMO
     Short-Duration
     Collateral Fund       318,187,834       213,452,587        14,700,000            54,736           237,191       519,600,903
                       ---------------   ---------------   ---------------   ---------------   ---------------   ---------------

     Totals            $   318,778,790   $   213,472,196   $    15,260,660   $        74,345   $       237,191   $   519,626,982
                       ===============   ===============   ===============   ===============   ===============   ===============

     * After effect of return of capital distribution of $22,853 on June 10, 2004.

8.   SUBSEQUENT EVENT

     Effective October 5, 2004, GMO Trust appointed a Chief Compliance Officer and adopted a compliance plan in accordance with Rule 38a-1 under the Investment Company Act of 1940, as amended.

GMO DOMESTIC BOND FUND
(A SERIES OF GMO TRUST)

FUND EXPENSES
AUGUST 31, 2004 (UNAUDITED)

     The Fund incurs ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees, other expenses and indirect expenses due to its investment in underlying funds. The following table, assuming a $1,000 investment in a class of shares, discloses the ending account value and operating expenses incurred for the six months ended August 31, 2004, based on, (1) the class's actual return and actual expense, and (2) a hypothetical annualized 5% return and the class's actual expense:

     Class III

                                                      OPERATING
                         BEGINNING       ENDING        EXPENSE
                           VALUE          VALUE       INCURRED *
     ------------------------------------------------------------
     1) Actual         $   1,000.00   $   1,011.60   $       1.27
     2) Hypothetical       1,000.00       1,023.95           1.28

     *Expenses are calculated using the Class III annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2004 of 0.25%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     You can estimate expenses incurred for the six months ended August 31, 2004, on your investment in a particular class of shares by dividing your investment value at August 31, 2004, by $1,000 and then multiplying that result by the operating expenses of the class owned as calculated above. You can also use this information to compare ongoing expenses of investing in the Fund with those of other mutual funds.

GMO GLOBAL BALANCED ASSET ALLOCATION FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2004

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

Beginning January 29, 2005, the Fund will be filing its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission's website at www.sec.gov. When filed, the Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund's website at www.gmo.com.

GMO GLOBAL BALANCED ASSET ALLOCATION FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- TABULAR HOLDINGS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

CLASSIFICATION                                                                  % OF NET ASSETS
-----------------------------------------------------------------------------------------------
Mutual Funds                                                                              100.0%
Short-Term Investments and Other Assets and Liabilities (net)                              (0.0)
                                                                                ---------------
                                                                                          100.0%
                                                                                ===============

               See accompanying notes to the financial statements.

GMO GLOBAL BALANCED ASSET ALLOCATION FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

       SHARES     DESCRIPTION                                                         VALUE ($)
------------------------------------------------------------------------------------------------
                  MUTUAL FUNDS -- 100.0%

                  AFFILIATED ISSUERS -- 100.0%
      1,367,567   GMO Alpha Only Fund, Class III                                      13,703,025
      6,177,932   GMO Core Plus Bond Fund, Class III                                  64,621,173
      4,242,983   GMO Currency Hedged International Bond Fund, Class III              39,205,162
      3,393,569   GMO Currency Hedged International Equity Fund, Class III            25,214,218
      6,507,673   GMO Domestic Bond Fund, Class III                                   65,467,195
        634,511   GMO Emerging Countries Fund, Class III                               8,381,887
        961,654   GMO Emerging Country Debt Fund, Class IV                            10,443,565
      2,486,721   GMO Emerging Markets Fund, Class VI                                 36,679,137
      2,153,418   GMO Inflation Indexed Bond Fund, Class III                          25,797,944
        915,095   GMO International Bond Fund, Class III                               9,105,200
      2,006,732   GMO International Growth Fund, Class III                            45,914,027
      2,031,450   GMO International Intrinsic Value Fund, Class IV                    50,075,231
      1,660,372   GMO International Small Companies Fund, Class III                   26,981,050
      1,672,457   GMO Real Estate Fund, Class III                                     25,872,905
        353,900   GMO Short-Duration Investment Fund, Class III                        3,114,322
      8,486,902   GMO U.S. Core Fund, Class VI                                       110,244,853
      1,996,475   GMO U.S. Quality Equity Fund, Class IV                              38,891,331
         85,655   GMO Value Fund, Class III                                              794,020
                                                                                     -----------

                  TOTAL MUTUAL FUNDS (COST $546,442,011)                             600,506,245
                                                                                     -----------

               See accompanying notes to the financial statements.

GMO GLOBAL BALANCED ASSET ALLOCATION FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   PAR VALUE ($)  DESCRIPTION                                                       VALUE ($)
------------------------------------------------------------------------------------------------
                  SHORT-TERM INVESTMENT -- 0.0%

                  REPURCHASE AGREEMENT -- 0.0%
          9,934   Citigroup Global Markets Repurchase Agreement, dated
                  8/31/04, due 9/01/04, with a maturity value of $9,934 and
                  an effective yield of 0.30%, collateralized by a
                  U.S.Treasury Note with a rate of 2.75%, maturiy date
                  of 7/31/06 and a market value of $10,133.                                9,934
                                                                                 ---------------

                  TOTAL SHORT-TERM INVESTMENT (COST $9,934)                                9,934
                                                                                 ---------------

                  TOTAL INVESTMENTS -- 100.0%
                  (Cost $546,451,945)                                                600,516,179

                  Other Assets and Liabilities (net) -- (0.0%)                           (35,006)
                                                                                 ---------------

                  TOTAL NET ASSETS -- 100.0%                                     $   600,481,173
                                                                                 ===============

     At August 31, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                             GROSS UNREALIZED     GROSS UNREALIZED       NET UNREALIZED
       AGGREGATE COST          APPRECIATION         DEPRECIATION          APPRECIATION
       --------------        ----------------     ----------------       --------------
       $  546,755,042        $     54,758,035     $       (996,898)      $   53,761,137

     At February 29, 2004, GMO Global Balanced Asset Allocation Fund had capital loss carryforwards to offset future capital gains, if any, to the extent permitted by the Internal Revenue Code of $2,552 and $1,276 expiring in 2008 and 2010, respectively. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Internal Revenue Code related to share ownership activity.

               See accompanying notes to the financial statements.

GMO GLOBAL BALANCED ASSET ALLOCATION FUND
(A SERIES OF GMO TRUST)


STATEMENT OF ASSETS AND LIABILITIES --  AUGUST 31, 2004 (UNAUDITED)

ASSETS:
  Investments in unaffiliated issuers, at value (cost $9,934) (Note 2)                   $        9,934
  Investments in affiliated issuers, at value (cost $546,442,011) (Notes 2 and 7)           600,506,245
  Receivable for expenses reimbursed by Manager (Note 3)                                          7,874
                                                                                         --------------

    Total assets                                                                            600,524,053
                                                                                         --------------

LIABILITIES:
  Payable for Fund shares repurchased                                                             5,093
  Payable to affiliate for (Note 3):
    Trustees fee                                                                                  1,014
  Accrued expenses                                                                               36,773
                                                                                         --------------

    Total liabilities                                                                            42,880
                                                                                         --------------
NET ASSETS                                                                               $  600,481,173
                                                                                         ==============

NET ASSETS CONSIST OF:
  Paid-in capital                                                                        $  532,174,200
  Accumulated undistributed net investment income                                             2,465,186
  Accumulated net realized gain                                                              11,777,553
  Net unrealized appreciation                                                                54,064,234
                                                                                         --------------
                                                                                         $  600,481,173
                                                                                         ==============

NET ASSETS ATTRIBUTABLE TO:
  Class III shares                                                                       $  600,481,173
                                                                                         ==============

SHARES OUTSTANDING:
  Class III                                                                                  56,809,208
                                                                                         ==============

NET ASSET VALUE PER SHARE:
  Class III                                                                              $        10.57
                                                                                         ==============

               See accompanying notes to the financial statements.

GMO GLOBAL BALANCED ASSET ALLOCATION FUND
(A SERIES OF GMO TRUST)


STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
  Dividends from affiliated issuers (Note 7)                                             $    2,485,013
  Interest                                                                                        2,705
                                                                                         --------------

      Total income                                                                            2,487,718
                                                                                         --------------

EXPENSES:
  Custodian and transfer agent fees                                                              26,772
  Audit and tax fees                                                                              9,936
  Legal fees                                                                                      6,164
  Trustees fees and related expenses (Note 3)                                                     3,331
  Registration fees                                                                               3,404
  Miscellaneous                                                                                   2,300
                                                                                         --------------
    Total expenses                                                                               51,907
  Fees and expenses reimbursed by Manager (Note 3)                                              (48,576)
                                                                                         --------------
    Net expenses                                                                                  3,331
                                                                                         --------------

      Net investment income                                                                   2,484,387
                                                                                         --------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain on:
    Investments in affiliated issuers                                                         7,469,723
    Realized gains distributions from affiliated issuers (Note 7)                             4,661,774
                                                                                         --------------

      Net realized gain on investments                                                       12,131,497
                                                                                         --------------

   Change in net unrealized appreciation (depreciation) on investments                      (14,768,947)
                                                                                         --------------

    Net realized and unrealized loss                                                         (2,637,450)
                                                                                         --------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $     (153,063)
                                                                                         ==============

               See accompanying notes to the financial statements.

GMO GLOBAL BALANCED ASSET ALLOCATION FUND
(A SERIES OF GMO TRUST)


STATEMENT OF CHANGES IN NET ASSETS

                                                                  SIX MONTHS ENDED
                                                                   AUGUST 31, 2004         YEAR ENDED
                                                                    (UNAUDITED)        FEBRUARY 29, 2004
                                                                  ----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                           $      2,484,387     $       7,318,487
  Net realized gain                                                     12,131,497            10,028,331
  Change in net unrealized appreciation (depreciation)                 (14,768,947)           87,757,076
                                                                  ----------------     -----------------

  Net increase (decrease) in net assets from operations                   (153,063)          105,103,894
                                                                  ----------------     -----------------

Distributions to shareholders from:
  Net investment income
      Class III                                                         (2,396,564)           (9,122,583)
  Net realized gains
      Class III                                                         (3,944,345)             (832,307)
                                                                  ----------------     -----------------

                                                                        (6,340,909)           (9,954,890)
                                                                  ----------------     -----------------
  Net share transactions (Note 6):
      Class III                                                        153,031,769            54,273,484

  Purchase premiums and redemption fees (Notes 2 and 6):
      Class III                                                            136,243               240,006
                                                                  ----------------     -----------------
  Total increase in net assets resulting from net
    share transactions and net purchase premiums and
    redemption fees                                                    153,168,012            54,513,490
                                                                  ----------------     -----------------

      Total increase in net assets                                     146,674,040           149,662,494

NET ASSETS:
  Beginning of period                                                  453,807,133           304,144,639
                                                                  ----------------     -----------------
  End of period (including accumulated undistributed
    net investment income of $2,465,186 and $2,377,363,
    respectively)                                                 $    600,481,173     $     453,807,133
                                                                  ================     =================

               See accompanying notes to the financial statements.

GMO GLOBAL BALANCED ASSET ALLOCATION FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 SIX MONTHS ENDED             YEAR ENDED FEBRUARY 28/29,
                                                  AUGUST 31, 2004         ----------------------------------
                                                    (UNAUDITED)               2004                  2003
                                                 ----------------         -------------        -------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                                         $          10.74         $        8.13        $        8.64
                                                 ----------------         -------------        -------------

Income from investment operations:
    Net investment income (a)                                0.04                  0.18                 0.20
    Net realized and
      unrealized gain (loss)                                (0.08)                 2.68                (0.28)
                                                 ----------------         -------------        -------------
        Total from investment
        operations                                          (0.04)                 2.86                (0.08)
                                                 ----------------         -------------        -------------

Less distributions to shareholders:
    From net investment income                              (0.05)                (0.23)               (0.43)
    From net realized gains                                 (0.08)                (0.02)                  --
                                                 ----------------         -------------        -------------

        Total distributions                                 (0.13)                (0.25)               (0.43)
                                                 ----------------         -------------        -------------
NET ASSET VALUE, END OF PERIOD                   $          10.57         $       10.74        $        8.13
                                                 ================         =============        =============
TOTAL RETURN (b)                                            (0.39)%**(c)           35.53%(c)            (1.06)%

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)            $        600,481         $     453,807        $     304,145
    Net expenses to average
      daily net assets (d)                                   0.00%*(e)             0.00%(e)             0.00%(e)
    Net investment income to
      average daily net assets (a)                           1.01%*                2.19%                4.01%
    Portfolio turnover rate                                     7%**                 59%                  61%
    Fees and expenses
      reimbursed by the
      Manager to average daily
      net assets:                                            0.02%*                0.03%                0.05%
    Purchase premiums and
      redemption fees consisted
      of the following per
      share amounts: +                           $           0.00(f)      $        0.01                   --

                                                                   YEAR ENDED FEBRUARY 28/29,
                                                   --------------------------------------------------------
                                                        2002                 2001                  2000
                                                   -------------         -------------        -------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                                           $        8.99         $        8.96        $        8.52
                                                   -------------         -------------        -------------

Income from investment operations:
    Net investment income (a)                               0.23                  0.21                 0.20+
    Net realized and
      unrealized gain (loss)                               (0.20)                 0.18                 1.69
                                                   -------------         -------------        -------------
        Total from investment
        operations                                          0.03                  0.39                 1.89
                                                   -------------         -------------        -------------

Less distributions to shareholders:
    From net investment income                             (0.38)                (0.36)                  --
    From net realized gains                                   --                    --                (1.45)
                                                   -------------         -------------        -------------

        Total distributions                                (0.38)                (0.36)               (1.45)
                                                   -------------         -------------        -------------
NET ASSET VALUE, END OF PERIOD                     $        8.64         $        8.99        $        8.96
                                                   =============         =============        =============
TOTAL RETURN (b)                                            0.49%                 4.29%               22.45%

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)              $       7,318         $      11,021        $      10,834
    Net expenses to average
      daily net assets (d)                                  0.00%(e)              0.00%                0.00%
    Net investment income to
      average daily net assets (a)                          2.66%                 2.31%                2.24%
    Portfolio turnover rate                                   25%                   12%                  12%
    Fees and expenses
      reimbursed by the
      Manager to average daily
      net assets:                                           0.31%                 0.20%                0.19%
    Purchase premiums and
      redemption fees consisted
      of the following per
      share amounts: +                                        --                    --                   --

(a) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(c) Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(d) Net expenses exclude expenses incurred indirectly through investment in underlying funds. (See Note 3).
(e) Net expenses to average daily net assets was less than 0.01%.
(f) Purchase premiums and redemption fees were less than $0.01.
+   Computed using average shares outstanding throughout the period.
*   Annualized
**  Not annualized

               See accompanying notes to the financial statements.

GMO GLOBAL BALANCED ASSET ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (UNAUDITED)

1.   ORGANIZATION

     GMO Global Balanced Asset Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund operates as a "fund-of-funds" and makes investments in other funds of the Trust ("underlying funds"). The Fund seeks total return greater than the return of the GMO Global Balanced Index through investment to varying extents in the underlying funds. The GMO Global Balanced Index is a composite benchmark computed by GMO consisting of (i) the S&P 500 Index (a U.S. large capitalization stock index, independently maintained and published by Standard & Poor's Corporation); (ii) the MSCI ACWI (All Country World Index) ex-U.S. Index (an international (excluding U.S. and including emerging markets) equity index, independently maintained and published by Morgan Stanley Capital International); (iii) the Lehman Brothers U.S. Aggregate Bond Index (an independently maintained and published index comprised of U.S. fixed rate debt issues, having a maturity of at least one year and rated investment grade or higher by Moody's Investors Service, Standard & Poor's or Fitch IBCA, Inc.) in the following proportions: 48.75% (S&P 500), 16.25% (MSCI ACWI), and 35% (Lehman Brothers). The GMO Global Balanced Index reflects investment of all applicable dividends, capital gains, and interest. The Fund pursues its objective by investing in the least expensive class of underlying domestic equity, international equity, and fixed income funds of the Trust that is currently operational. The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 330-7646 or by visiting GMO's website at www.gmo.com.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Shares of underlying funds are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Foreign equity securities held by certain

GMO GLOBAL BALANCED ASSET ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     underlying funds in which the Fund invests are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value. Securities for which quotations are not readily available, or whose values the Manager has determined to be unreliable, are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

     Securities held by the underlying funds may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     Certain investments in securities held by the underlying funds were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements of the underlying funds.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See the Schedule of Investments for the open repurchase agreement as of August 31, 2004.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

GMO GLOBAL BALANCED ASSET ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     Effective June 30, 2003, the Fund began to charge purchase and redemption fees on Fund shares. The premiums on cash purchases and fees on redemptions of Fund shares are each 0.09% of the amount invested or redeemed. The redemption fee is only applicable to shares purchased on or after June 30, 2003. The Fund's purchase premium and redemption fee are approximately equal to the weighted average of the purchase premiums and redemption fees, if any, of the underlying funds in which the Fund was invested. The level of purchase premium and redemption fee for the Fund will be adjusted approximately annually to account for changes in the Fund's investments (i.e., changes in the percentage of Fund assets allocated to each underlying fund). If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2004, the Fund received $135,546 and $240,006 in purchase premiums and $697 and $0 in redemption fees, respectively. There is no premium for reinvested distributions.

     INVESTMENT RISK
     The Fund is subject to the investment risk associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other

GMO GLOBAL BALANCED ASSET ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Additionally, the investment risk associated with an investment in the underlying funds may be more pronounced to the extent that the underlying funds engage in derivative transactions.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not directly charge an advisory fee or shareholder service fee, but receives advisory and shareholder service fees from the underlying funds in which the Fund invests.

     GMO has entered into a binding agreement effective until at least June 30, 2005 to reimburse the Fund for its total annual operating expenses (excluding fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, transfer taxes, and expenses indirectly incurred by investments in the underlying funds).

     The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the six months ended August 31, 2004, the indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:


                              INDIRECT OPERATING                        INDIRECT INVESTMENT-RELATED
                              EXPENSES (EXCLUDING                       EXPENSES (INCLUDING, BUT NOT
                               MANAGEMENT FEES,                         LIMITED TO, INTEREST EXPENSE,
                           SHAREHOLDER SERVICE FEES        INDIRECT       FOREIGN AUDIT EXPENSE, AND        TOTAL
        INDIRECT NET       AND INVESTMENT-RELATED        SHAREHOLDER       INVESTMENT-RELATED LEGAL        INDIRECT
       MANAGEMENT FEES            EXPENSES)              SERVICE FEES              EXPENSE)                EXPENSES
     --------------------------------------------------------------------------------------------------------------
           0.322%                  0.075%                   0.118%                  0.005%                   0.520%

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2004 was $2,043. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2004, aggregated $187,275,781 and $33,289,893, respectively.

GMO GLOBAL BALANCED ASSET ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

5.   PRINCIPAL SHAREHOLDER AND RELATED PARTIES

     At August 31, 2004, 15.8% of the outstanding shares of the Fund were held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund. At August 31, 2004, 0.2% of the Fund was held by nine related parties comprised of certain GMO employee accounts.

6.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                   SIX MONTHS ENDED
                                                    AUGUST 31, 2004                       YEAR ENDED
                                                     (UNAUDITED)                       FEBRUARY 29, 2004
                                            ------------------------------      -------------------------------
                                              SHARES            AMOUNT            SHARES             AMOUNT
                                            ----------      --------------      -----------      --------------
     Class III:
     Shares sold                            15,443,170      $  162,462,268       22,027,764      $  208,908,510
     Shares issued to shareholders
      in reinvestment of distributions         585,704           6,126,472          920,581           9,063,874
     Shares repurchased                     (1,468,314)        (15,556,971)     (18,122,281)       (163,698,900)
     Purchase premiums and
      redemption fees                               --             136,243               --             240,006
                                            ----------      --------------      -----------      --------------
     Net increase                           14,560,560      $  153,168,012        4,826,064      $   54,513,490
                                            ==========      ==============      ===========      ==============

GMO GLOBAL BALANCED ASSET ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

7.   INVESTMENTS IN AFFILIATED ISSUERS

     A summary of the Fund's transactions in the shares of these issuers during the six months ended August 31, 2004, is set forth below:

                                VALUE,                                                                 REALIZED
                              BEGINNING OF                           SALES           DIVIDEND            GAINS         VALUE, END
     AFFILIATE                  PERIOD           PURCHASES         PROCEEDS           INCOME         DISTRIBUTIONS      OF PERIOD
     ------------------------------------------------------------------------------------------------------------------------------
     GMO Alpha Only Fund,
     Class III               $  12,805,633     $   1,000,000     $     155,115     $          --     $          --    $  13,703,025
     GMO Core Plus Bond
     Fund, Class III            46,657,470        18,148,528           851,169                --           298,528       64,621,173
     GMO Currency Hedged
     International Bond
     Fund, Class III            22,411,638        17,416,487         1,088,002            65,229                --       39,205,162
     GMO Currency Hedged
     International Equity
     Fund, Class III            19,742,605         5,475,000           239,860                --                --       25,214,218
     GMO Domestic Bond
     Fund, Class III            48,435,265        18,431,486         1,628,616           150,714           566,772       65,467,195
     GMO Emerging
     Countries Fund,
     Class III                   9,013,093           510,981           109,577             9,508           501,474        8,381,887
     GMO Emerging Country
     Debt Fund, Class IV         7,360,504         2,787,996            91,524           224,369            63,627       10,443,565
     GMO Emerging Markets
     Fund, Class VI             32,637,970        10,310,574         4,916,147           157,788             2,161       36,679,137
     GMO Inflation
     Indexed Bond Fund,
     Class III                  14,851,360        10,930,484           182,887             1,401           339,083       25,797,944
     GMO International
     Bond Fund, Class III        8,237,711         1,283,898            99,941           283,898                --        9,105,200
     GMO International
     Growth Fund, Class III     26,174,638        21,079,822           338,712           124,861           267,961       45,914,027
     GMO International
     Intrinsic Value
     Fund, Class IV             34,361,076        17,587,280         2,292,458           239,180                --       50,075,231

GMO GLOBAL BALANCED ASSET ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

                                 VALUE,                                                                REALIZED
                              BEGINNING OF                           SALES           DIVIDEND            GAINS         VALUE, END
     AFFILIATE                   PERIOD          PURCHASES         PROCEEDS           INCOME         DISTRIBUTIONS      OF PERIOD
     ------------------------------------------------------------------------------------------------------------------------------
     GMO International
     Small Companies
     Fund, Class III         $  30,732,747     $   4,063,323     $   6,022,108     $     104,761     $   1,108,562    $  26,981,050
     GMO Real Estate
     Fund, Class III            15,601,759         8,994,689           451,817           274,689                --       25,872,905
     GMO Short-Duration
     Investment Fund,
     Class III                   3,108,433            25,658            37,676            25,658                --        3,114,322
     GMO Small Cap Value
     Fund, Class III            10,453,279         1,555,399        10,136,990            41,794         1,513,606               --
     GMO U.S. Core Fund,
     Class VI                   84,713,205        33,030,783         3,821,386           709,770                --      110,244,853
     GMO U.S. Quality
     Equity Fund, Class IV      25,410,750        14,437,358           312,589            65,358                --       38,891,331
     GMO Value Fund,
     Class III                   1,110,443           206,035           513,319             6,035                --          794,020
                             -------------     -------------     -------------     -------------     -------------    -------------
     Totals                  $ 453,819,579     $ 187,275,781     $  33,289,893     $   2,485,013     $   4,661,774    $ 600,506,245
                             =============     =============     =============     =============     =============    =============

8.   SUBSEQUENT EVENT

     Effective October 5, 2004, GMO Trust appointed a Chief Compliance Officer and adopted a compliance plan in accordance with Rule 38a-1 under the Investment Company Act of 1940, as amended.

GMO GLOBAL BALANCED ASSET ALLOCATION FUND
(A SERIES OF GMO TRUST)

FUND EXPENSES
AUGUST 31, 2004 (UNAUDITED)

     The Fund incurs ongoing operating expenses during the normal course of business, such as custodian and transfer agent fees, audit and tax fees, other expenses and indirect expenses incurred by its investment in underlying funds. The following table, assuming a $1,000 investment in a class of shares, discloses the ending account value and operating expenses incurred for the six months ended August 31, 2004, based on, (1) the class's actual return and actual expenses, and (2) a hypothetical annualized 5% return and the class's actual expenses:

      Class III

                                                       OPERATING
                          BEGINNING       ENDING        EXPENSE
                            VALUE         VALUE        INCURRED *
      -----------------------------------------------------------
      1) Actual          $ 1,000.00     $   996.10       $ 2.62
      2) Hypothetical      1,000.00       1,022.58         2.65

     *Expenses are calculated using the Class III annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2004 of 0.52%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     You can estimate expenses incurred for the six months ended August 31, 2004 on your investment in a particular class of shares by dividing your investment value at August 31, 2004 by $1,000 and then multiplying that result by the operating expenses of the class owned as calculated above. You can also use this information to compare ongoing expenses of investing in the Fund with those of other mutual funds.

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2004

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

Beginning January 29, 2005, the Fund will be filing its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission's website at www.sec.gov. When filed, the Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund's website at www.gmo.com.

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- TABULAR HOLDINGS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

CLASSIFICATION                                                                   % OF NET ASSETS
------------------------------------------------------------------------------------------------
Mutual Funds                                                                               100.0%
Short-Term Investments and Other Assets and Liabilities (net)                               (0.0)
                                                                                 ---------------
                                                                                           100.0%
                                                                                 ===============

               See accompanying notes to the financial statements

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES /
  PAR VALUE ($)   DESCRIPTION                                                        VALUE ($)
-------------------------------------------------------------------------------------------------
                  MUTUAL FUNDS -- 100.0%

                  AFFILIATED ISSUERS -- 100.0%
        680,617   GMO Emerging Countries Fund, Class III                                8,990,945
      4,613,865   GMO Emerging Markets Fund, Class VI                                  68,054,513
      6,234,492   GMO International Growth Fund, Class III                            142,645,187
      6,861,188   GMO International Intrinsic Value Fund, Class IV                    169,128,293
      1,469,418   GMO International Small Companies Fund, Class III                    23,878,043
                                                                                  ---------------

                  TOTAL MUTUAL FUNDS (COST $386,802,671)                              412,696,981
                                                                                  ---------------

                  SHORT-TERM INVESTMENT -- 0.0%

                  REPURCHASE AGREEMENT -- 0.0%
         12,769   Citigroup Global Markets Repurchase Agreement, dated
                  8/31/04, due 9/01/04, with a maturity value of $12,769
                  and an effective yield of 1.10%, collateralized by a
                  U.S. Treasury Note with a rate of 2.75%, a maturity
                  date of 7/31/06 and a market value, including accrued
                  interest of $13,026.                                                     12,769
                                                                                  ---------------

                  TOTAL SHORT-TERM INVESTMENTS (COST $12,769)                              12,769
                                                                                  ---------------

                  TOTAL INVESTMENTS -- 100.0%
                  (Cost $386,815,440)                                                 412,709,750

                  Other Assets and Liabilities (net) -- (0.0%)                            (13,891)
                                                                                  ---------------

                  TOTAL NET ASSETS -- 100.0%                                      $   412,695,859
                                                                                  ===============

               See accompanying notes to the financial statements

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     At August 31, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                       GROSS UNREALIZED   GROSS UNREALIZED   NET UNREALIZED
     AGGREGATE COST      APPRECIATION       DEPRECIATION      APPRECIATION
     --------------    ----------------   ----------------   --------------
     $  387,400,879      $  25,308,871        $   --          $  25,308,871

     At February 29, 2004, GMO International Equity Allocation Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Internal Revenue Code, of $180,039, $3,610,151, $1,731,139 and $114,118 expiring in 2008, 2010, 2011, and 2012, respectively. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Internal Revenue Code related to share ownership activity.

               See accompanying notes to the financial statements

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)


STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2004 (UNAUDITED)

ASSETS:
  Investments in unaffiliated issuers, at value (cost $12,769) (Note 2)            $        12,769
  Investments in affiliated issuers, at value (cost $386,802,671)
    (Notes 2 and 7)                                                                    412,696,981
  Receivable for expenses reimbursed by Manager (Note 3)                                     6,448
                                                                                   ---------------

    Total assets                                                                       412,716,198
                                                                                   ---------------

LIABILITIES:
  Payable to affiliate for (Note 3):
    Trustees fee                                                                               403
  Accrued expenses                                                                          19,936
                                                                                   ---------------

    Total liabilities                                                                       20,339
                                                                                   ---------------
NET ASSETS                                                                         $   412,695,859
                                                                                   ===============

NET ASSETS CONSIST OF:
  Paid-in capital                                                                  $   383,464,506
  Accumulated undistributed net investment income                                        1,813,261
  Accumulated net realized gain                                                          1,523,782
  Net unrealized appreciation                                                           25,894,310
                                                                                   ---------------
                                                                                   $   412,695,859
                                                                                   ===============

NET ASSETS ATTRIBUTABLE TO:
  Class III shares                                                                 $   412,695,859
                                                                                   ===============

SHARES OUTSTANDING:
  Class III                                                                             32,722,495
                                                                                   ===============

NET ASSET VALUE PER SHARE:
  Class III                                                                        $         12.61
                                                                                   ===============

               See accompanying notes to the financial statements

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)


STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
  Dividends from affiliated issuers (Note 7)                                       $     1,822,677
  Interest                                                                                   8,039
                                                                                   ---------------

      Total income                                                                       1,830,716
                                                                                   ---------------

EXPENSES:
  Custodian and transfer agent fees                                                         16,376
  Audit and tax fees                                                                         9,016
  Legal fees                                                                                 4,048
  Trustees fees and related expenses (Note 3)                                                2,133
  Registration fees                                                                          4,692
  Miscellaneous                                                                              1,472
                                                                                   ---------------
    Total expenses                                                                          37,737
  Fees and expenses reimbursed by Manager (Note 3)                                         (35,604)
                                                                                   ---------------
    Net expenses                                                                             2,133
                                                                                   ---------------

      Net investment income                                                              1,828,583
                                                                                   ---------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain on:
    Investments in affiliated issuers                                                    5,065,049
    Realized gains distributions from affiliated issuers (Note 7)                        2,679,619
                                                                                   ---------------

      Net realized gain on investments                                                   7,744,668
                                                                                   ---------------

  Change in net unrealized appreciation (depreciation) on investments                  (12,365,050)
                                                                                   ---------------

    Net realized and unrealized loss                                                    (4,620,382)
                                                                                   ---------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $    (2,791,799)
                                                                                   ===============

               See accompanying notes to the financial statements

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)


STATEMENT OF CHANGES IN NET ASSETS

                                                                         SIX MONTHS ENDED      YEAR ENDED
                                                                          AUGUST 31, 2004     FEBRUARY 29,
                                                                            (UNAUDITED)           2004
                                                                         ----------------    --------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                                  $      1,828,583    $    3,013,863
  Net realized gain                                                             7,744,668         4,353,528
  Change in net unrealized appreciation (depreciation)                        (12,365,050)       47,887,803
                                                                         ----------------    --------------

  Net increase (decrease) in net assets from operations                        (2,791,799)       55,255,194
                                                                         ----------------    --------------

Distributions to shareholders from:
  Net investment income
    Class III                                                                  (2,502,248)       (3,178,417)
                                                                         ----------------    --------------

  Net share transactions (Note 6):
    Class III                                                                 161,437,133       100,185,475
  Purchase premiums and redemption fees (Notes 2 and 6):
    Class III                                                                     276,003           246,579
                                                                         ----------------    --------------

Total increase in net assets resulting from net share transactions
  and net purchase premiums and redemption fees                               161,713,136       100,432,045
                                                                         ----------------    --------------

    Total increase in net assets                                              156,419,089       152,508,831

NET ASSETS:
  Beginning of period                                                         256,276,770       103,767,939
                                                                         ----------------    --------------
  End of period (including accumulated undistributed net investment
    income of $1,813,261 and $2,486,926, respectively)                   $    412,695,859    $  256,276,770
                                                                         ================    ==============

               See accompanying notes to the financial statements

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                              SIX MONTHS ENDED                               YEAR ENDED FEBRUARY 28/29,
                               AUGUST 31, 2004     -------------------------------------------------------------------------------
                                (UNAUDITED)           2004              2003              2002              2001           2000
                             ------------------    ----------        ----------        ----------        ----------     ----------
NET ASSET VALUE, BEGINNING
  OF PERIOD                     $    12.83               8.23        $     9.02        $     9.67        $     9.87     $     8.28
                                ----------         ----------        ----------        ----------        ----------     ----------

Income from investment
  operations:
  Net investment income (a)+          0.07               0.25              0.36              0.25              0.16           0.22
  Net realized and
    unrealized gain (loss)           (0.21)              4.60             (0.83)            (0.66)            (0.06)          1.73
                                ----------         ----------        ----------        ----------        ----------     ----------

    Total from investment
      operations                     (0.14)              4.85             (0.47)            (0.41)             0.10           1.95
                                ----------         ----------        ----------        ----------        ----------     ----------

Less distributions to
  shareholders:
  From net investment income         (0.08)             (0.25)            (0.32)            (0.24)            (0.30)         (0.08)
  From net realized gains               --                 --                --                --                --          (0.28)
                                ----------         ----------        ----------        ----------        ----------     ----------

    Total distributions              (0.08)             (0.25)            (0.32)            (0.24)            (0.30)         (0.36)
                                ----------         ----------        ----------        ----------        ----------     ----------
NET ASSET VALUE, END OF
  PERIOD                        $    12.61         $    12.83        $     8.23        $     9.02        $     9.67     $     9.87
                                ==========         ==========        ==========        ==========        ==========     ==========
TOTAL RETURN (b)                     (1.11)%(c)**       60.41%(c)         (5.58)%           (4.26)%            0.87%         23.58%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of
    period (000's)              $  412,696         $  256,277        $  103,768        $   65,712        $   72,975     $   76,047
  Net expenses to average
    daily net assets (d)              0.00%(e)*          0.00%(e)          0.00%(e)          0.00%(e)          0.00%          0.00%
  Net investment income to
    average daily
    net assets (a)                    1.04%*             2.35%             4.11%             2.83%             1.62%          2.24%
  Portfolio turnover rate                5%**              43%               19%               50%               14%             8%
  Fees and expenses
    reimbursed by the
    Manager to average daily
    net assets:                       0.02%*             0.05%             0.05%             0.05%             0.05%          0.04%
  Purchase premiums and
    redemption fees consisted
    of the following per
    share amounts:              $     0.01+        $     0.02+               --                --                --             --

(a) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(c) Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(d) Net expenses exclude expenses incurred indirectly through investment in underlying funds. (See Note 3).
(e)  Net expenses to average daily net assets was less than 0.01%.
+    Computed using average shares outstanding throughout the period.
*    Annualized.
**   Not annualized.

               See accompanying notes to the financial statements

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (UNAUDITED)

1.   ORGANIZATION

     GMO International Equity Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund operates as a "fund-of-funds" and makes investments in other funds of the Trust ("underlying funds"). The Fund seeks total return greater than the return of the MSCI ACWI (All Country World Index) ex-U.S. Index through investment to varying extents in shares of underlying international equity and fixed income funds of the Trust. The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 330-7646 or by visiting GMO's website at www.gmo.com.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Shares of underlying funds are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Foreign equity securities held by certain underlying funds in which the Fund invests are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value. Securities for which quotations are not readily available or whose values the manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     Securities held by the underlying funds may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     Certain investments in securities held by the underlying funds were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements of the underlying funds.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See the Schedule of Investments for the open repurchase agreement as of August 31, 2004.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at fair market value of the securities received. Interest income is recorded on the accrual basis. In

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary (See Note 3).

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premiums on cash purchases and fees on redemptions of Fund shares are each 0.17% of the amount invested or redeemed. The redemption fee is only applicable to shares purchased on or after June 30, 2003. The Fund's purchase premium and redemption fee are approximately equal to the weighted average of the purchase premiums and redemptions fees, if any, of the underlying funds in which the Fund was invested. The level of purchase premium and redemption fee for the Fund will be adjusted approximately annually to account for changes in the Fund's investments (i.e., changes in the percentage of Fund assets allocated to each underlying fund). If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium and redemption fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2004 and the year ended February 29, 2004, the Fund received $275,251 and $235,443 in purchase premiums and $752 and $11,136 in redemption fees, respectively. There is no premium for reinvested distributions or in-kind transactions.

     INVESTMENT RISK
     The Fund is subject to the investment risk associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Additionally, the investment risk associated with an investment in the underlying funds may be more pronounced to the extent that the underlying funds engage in derivative transactions.

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not directly charge an advisory fee or shareholder service fee, but receives advisory and shareholder service fees from the underlying funds in which the Fund invests.

     GMO has entered into a binding agreement effective until at least June 30, 2005 to reimburse the Fund for its total annual operating expenses (excluding fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, transfer taxes and expenses indirectly incurred by investments in the underlying funds).

     The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the six months ended August 31, 2004, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

                        INDIRECT OPERATING                   INDIRECT INVESTMENT-
                             EXPENSES                          RELATED EXPENSES
                            (EXCLUDING                        (INCLUDING, BUT NOT
                         MANAGEMENT FEES,                    LIMITED TO, INTEREST
                       SHAREHOLDER SERVICE                  EXPENSE, FOREIGN AUDIT
        INDIRECT NET         FEES AND          INDIRECT          EXPENSE, AND          TOTAL
         MANAGEMENT     INVESTMENT-RELATED    SHAREHOLDER     INVESTMENT-RELATED     INDIRECT
            FEES            EXPENSES)        SERVICE FEES       LEGAL EXPENSE)       EXPENSES
     ----------------------------------------------------------------------------------------
           0.528%             0.100%            0.110%          LESS THAN 0.001%       0.738%

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2004 was $1,397. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the August 31, 2004, aggregated $180,605,671 and $16,880,500, respectively.

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

5.   PRINCIPAL SHAREHOLDERS AND RELATED PARTIES

     At August 31, 2004, 22.4% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund. At August 31, 2004, less than 0.1% of the Fund was held by three related parties comprised of certain GMO employee accounts.

6.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                 SIX MONTHS ENDED
                                                  AUGUST 31, 2004                  YEAR ENDED
                                                    (UNAUDITED)                 FEBRUARY 29, 2004
                                            ---------------------------    ---------------------------
                                              SHARES          AMOUNT         SHARES         AMOUNT
                                            -----------   -------------    ----------    -------------
     CLASS III:
     Shares sold                             12,768,935   $ 161,649,161    13,178,662    $ 150,996,773
     Shares issued to shareholders in
       reinvestment of distributions            170,198       2,161,515       338,923        2,899,314
     Shares repurchased                        (189,377)     (2,373,543)   (6,155,689)     (53,710,612)
     Purchase premiums and redemption fees           --         276,003            --          246,579
                                            -----------   --------------   ----------    -------------
     Net increase                            12,749,756   $ 161,713,136     7,361,896    $ 100,432,054
                                            ===========   =============    ==========    =============

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

7.   INVESTMENTS IN AFFILIATED ISSUERS

     A summary of the Fund's transactions in the shares of these issuers during the six months ended August 31, 2004, is set forth below:

                                 VALUE,                                                        REALIZED
                               BEGINNING                         SALES          DIVIDEND         GAINS        VALUE, END
     AFFILIATE                 OF PERIOD       PURCHASES       PROCEEDS          INCOME      DISTRIBUTIONS     OF PERIOD
     ---------------------------------------------------------------------------------------------------------------------
     GMO Emerging
     Countries Fund,
     Class III               $   9,291,363   $     786,890   $          --   $      10,196   $     537,847   $   8,990,945
     GMO Emerging
     Markets Fund,
     Class VI                   44,703,717      33,565,592       8,011,000         335,437           4,595      68,054,513
     GMO International
     Growth Fund,
     Class III                  81,624,250      64,931,244              --         517,057       1,109,639     142,645,187
     GMO International
     Intrinsic Value
     Fund, Class IV             99,933,198      68,816,268       1,211,000         862,883              --     169,128,293
     GMO International
     Small Companies
     Fund, Class III            20,719,281      12,505,677       7,658,500          97,104       1,027,538      23,878,043
                             -------------   -------------   -------------   -------------   -------------   -------------
     Totals                  $ 256,271,809   $ 180,605,671   $  16,880,500   $   1,822,677   $   2,679,619   $ 412,696,981
                             =============   =============   =============   =============   =============   =============

8.   SUBSEQUENT EVENT

     Effective October 5, 2004, GMO Trust appointed a Chief Compliance Officer and adopted a compliance plan in accordance with Rule 38a-1 under the Investment Company Act of 1940, as amended.

GMO INTERNATIONAL EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

FUND EXPENSES
AUGUST 31, 2004 (UNAUDITED)

     The Fund incurs ongoing operating expenses during the normal course of business, such as custodian and transfer agent fees, audit and tax fees, other expenses and indirect expenses incurred due to its investment in underlying funds. The following table, assuming a $1,000 investment in the Fund, discloses the ending account value and operating expenses incurred for the six months ended August 31, 2004, based on, (1) the class's actual return and actual expenses, and (2) a hypothetical annualized 5% return and the class's actual expenses:

         Class III

                                                    OPERATING
                           BEGINNING     ENDING      EXPENSE
                             VALUE       VALUE      INCURRED *
     ---------------------------------------------------------
     1) Actual            $ 1,000.00   $   988.90   $     3.71
     2) Hypothetical        1,000.00     1,021.48         3.77

     *Expenses are calculated using the Class III annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2004 of 0.74%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     You can estimate expenses incurred for the six months ended August 31, 2004 on your investment in the Fund by dividing your investment value at August 31, 2004 by $1,000 and then multiplying that result by the operating expenses calculated above. You can also use this information to compare ongoing expenses of investing in the Fund with those of other mutual funds.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2004

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

Beginning January 29, 2005, the Fund will be filing its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission's website at www.sec.gov. When filed, the Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund's website at www.gmo.com.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- TABULAR HOLDINGS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

CLASSIFICATION                                                   % OF NET ASSETS
--------------------------------------------------------------------------------
U.S. Government                                                            106.3%
Corporate Debt                                                               2.1
Mutual Funds                                                                17.2
Reverse Repurchase Agreements                                             (26.2)
Short-Term Investments and Other Assets and Liabilities (net)                0.6
                                                                 ---------------
                                                                           100.0%
                                                                 ===============

               See accompanying notes to the financial statements.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     PAR VALUE    DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  DEBT OBLIGATIONS -- 108.4%

                  UNITED STATES -- 108.4%

                  CORPORATE DEBT -- 2.1%
     13,850,000   JP Morgan & Co. Series MTNA, Variable Rate, CPI + 4.00%, 4.56%,
                  due 02/15/12                                                                  15,038,330
                                                                                           ---------------

                  U.S. GOVERNMENT -- 106.3%
     54,736,280   U.S. Treasury Inflation Indexed Bond, 1.88%, due 07/15/13 (b)                 55,565,879
     32,603,472   U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/25 (b)                 33,866,857
     61,187,100   U.S. Treasury Inflation Indexed Bond, 3.00%, due 07/15/12 (b)                 67,611,746
     19,617,120   U.S. Treasury Inflation Indexed Bond, 3.50%, due 01/15/11 (b)                 22,210,258
     32,602,450   U.S. Treasury Inflation Indexed Bond, 3.63%, due 04/15/28 (b)                 41,257,383
     28,672,427   U.S. Treasury Inflation Indexed Bond, 3.88%, due 04/15/29 (b)                 37,923,766
    217,628,600   U.S. Treasury Inflation Indexed Note, 2.00%, due 01/15/14 (a)(b)             222,593,252
     17,359,545   U.S. Treasury Inflation Indexed Note, 3.38%, due 01/15/07 (b)                 18,609,976
     16,023,600   U.S. Treasury Inflation Indexed Note, 3.38%, due 01/15/12 (b)                 18,124,195
     25,242,935   U.S. Treasury Inflation Indexed Note, 3.63%, due 01/15/08 (b)                 27,755,397
     30,742,162   U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (b)                 34,618,558
    151,354,793   U.S. Treasury Inflation Indexed Note, 4.25%, due 01/15/10 (a)(b)             175,831,708
                                                                                           ---------------
                                                                                               755,968,975
                                                                                           ---------------

                  Total United States                                                          771,007,305
                                                                                           ---------------

                  TOTAL DEBT OBLIGATIONS (COST $756,573,687)                                   771,007,305
                                                                                           ---------------

               See accompanying notes to the financial statements.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

       SHARES      DESCRIPTION                                                                VALUE ($)
----------------------------------------------------------------------------------------------------------
                  MUTUAL FUNDS -- 17.2%

      4,165,279   GMO Short-Duration Collateral Fund (c)                                       105,548,172
         28,918   GMO Special Purpose Holding Fund (c)                                             508,672
     15,887,141   Merrimac Cash Series, Premium Class                                           15,887,141
                                                                                           ---------------

                  TOTAL MUTUAL FUNDS (COST $121,099,976)                                       121,943,985
                                                                                           ---------------

                  TOTAL INVESTMENTS -- 125.6%
                  (Cost $877,673,663)                                                          892,951,290

                  Other Assets and Liabilities (net) -- (25.6%)                               (181,860,316)
                                                                                           ---------------

                  TOTAL NET ASSETS -- 100.0%                                               $   711,090,974
                                                                                           ===============

                  NOTES TO SCHEDULE OF INVESTMENTS:

                  CPI - Consumer Price Index
                  Variable rates - The rates shown on Variable rate notes are the current interest rates at August 31, 2004, which are subject to change based on the terms of the security.

                  (a) All or a portion of this security has been segregated to cover collateral requirements on reverse repurchase agreements (Note 2).
                  (b) Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators. (Note 2)
                  (c)  Affiliated issuer.

     At August 31, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                      GROSS UNREALIZED   GROSS UNREALIZED   NET UNREALIZED
     AGGREGATE COST     APPRECIATION       DEPRECIATION      APPRECIATION
     --------------   ----------------   ----------------   --------------
     $ 877,692,147      $ 15,415,518        $ (156,375)      $ 15,259,143

               See accompanying notes to the financial statements.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     A summary of outstanding financial instruments at August 31, 2004 is as follows:

     REVERSE REPURCHASE AGREEMENT

       FACE VALUE     DESCRIPTION                                                   MARKET VALUE
     --------------   ----------------------------------------------------------   --------------
     $186,504,154     Barclays Bank, 1.58%, dated 8/16/04, to be repurchased on
                      demand by Barclays Bank, at face value, plus accrued
                      interest.                                                    $  186,635,121
                                                                                   ==============

     Average balance outstanding                                                   $   40,801,364
     Average interest rate                                                                   1.24%
     Maximum balance outstanding                                                   $  205,772,826
     Average shares outstanding                                                        30,204,647
     Average balance per share outstanding                                         $         0.93

     Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

               See accompanying notes to the financial statements.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2004 (UNAUDITED)

ASSETS:
  Investments in unaffiliated issuers, at value (cost $772,460,828) (Note 2)        $  786,894,446
  Investments in affiliated issuers, at value (cost $105,212,835) (Notes 2 and 7)      106,056,844
  Receivable for Fund shares sold                                                        3,000,000
  Interest receivable                                                                    3,280,928
  Receivable for expenses reimbursed by Manager (Note 3)                                    13,919
                                                                                    --------------

    Total assets                                                                       899,246,137
                                                                                    --------------

LIABILITIES:
  Payable for Fund shares repurchased                                                    1,300,000
  Payable to affiliate for (Note 3):
    Management fee                                                                          59,368
    Shareholder service fee                                                                 89,052
    Trustees fee                                                                               879
  Payable for reverse repurchase agreements (Note 2)                                   186,635,121
  Accrued expenses                                                                          70,743
                                                                                    --------------

    Total liabilities                                                                  188,155,163
                                                                                    --------------
NET ASSETS                                                                          $  711,090,974
                                                                                    ==============

NET ASSETS CONSIST OF:
  Paid-in capital                                                                   $  667,472,838
  Accumulated undistributed net investment income                                       16,596,043
  Accumulated net realized gain                                                         11,744,466
  Net unrealized appreciation                                                           15,277,627
                                                                                    --------------
                                                                                    $  711,090,974
                                                                                    ==============

NET ASSETS ATTRIBUTABLE TO:
  Class III shares                                                                  $  711,090,974
                                                                                    ==============

SHARES OUTSTANDING:
  Class III                                                                             59,341,915
                                                                                    ==============

NET ASSET VALUE PER SHARE:
  Class III                                                                         $        11.98
                                                                                    ==============

               See accompanying notes to the financial statements.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
  Interest                                                                          $   17,194,829
  Dividends from affiliated issuers (Note 7)                                               391,714
                                                                                    --------------

      Total income                                                                      17,586,543
                                                                                    --------------

EXPENSES:
  Management fee (Note 3)                                                                  262,909
  Shareholder service fee (Note 3) - Class III                                             394,363
  Custodian and transfer agent fees                                                         70,012
  Audit and tax fees                                                                        16,008
  Legal fees                                                                                 8,280
  Trustees fees and related expenses (Note 3)                                                3,127
  Registration fees                                                                          1,472
  Interest expense (Note 2)                                                                269,933
  Miscellaneous                                                                              2,208
                                                                                    --------------
    Total expenses                                                                       1,028,312
  Fees and expenses reimbursed by Manager (Note 3)                                         (95,680)
                                                                                    --------------
    Net expenses                                                                           932,632
                                                                                    --------------

      Net investment income                                                             16,653,911
                                                                                    --------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
    Investments in unaffiliated issuers                                                 13,356,267
    Investments in affiliated issuers                                                     (851,033)
    Realized gains distributions from affiliated issuers (Note 7)                           40,091
    Closed futures contracts                                                              (726,288)
                                                                                    --------------

      Net realized gain                                                                 11,819,037
                                                                                    --------------

  Change in net unrealized appreciation (depreciation) on:
    Investments                                                                        (12,683,981)
    Open futures contracts                                                                   4,469
                                                                                    --------------

      Net unrealized loss                                                              (12,679,512)
                                                                                    --------------

    Net realized and unrealized loss                                                      (860,475)
                                                                                    --------------

               See accompanying notes to the financial statements.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $   15,793,436
                                                                                    ==============

               See accompanying notes to the financial statements.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                  SIX MONTHS ENDED
                                                                   AUGUST 31, 2004       YEAR ENDED
                                                                     (UNAUDITED)      FEBRUARY 29, 2004
                                                                  ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                             $  16,653,911       $  12,354,926
  Net realized gain                                                    11,819,037          15,712,525
  Change in net unrealized appreciation (depreciation)                (12,679,512)          3,037,454
                                                                    -------------       -------------
  Net increase in net assets from operations                           15,793,436          31,104,905
                                                                    -------------       -------------

Distributions to shareholders from:
  Net investment income
    Class III                                                             (52,670)        (13,030,089)
  Net realized gains
    Class III                                                         (12,746,234)         (6,880,959)
                                                                    -------------       -------------

                                                                      (12,798,904)        (19,911,048)
                                                                    -------------       -------------
  Net share transactions (Note 6):
    Class III                                                         292,482,629         126,332,193
                                                                    -------------       -------------

    Total increase in net assets                                      295,477,161         137,526,050

NET ASSETS:
  Beginning of period                                                 415,613,813         278,087,763
                                                                    -------------       -------------
  End of period (including accumulated undistributed net
    investment income of $16,596,043 and distributions in excess
    of net investment income of $5,198, respectively)               $ 711,090,974       $ 415,613,813
                                                                    =============       =============

               See accompanying notes to the financial statements.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CASH FLOWS FOR THE SIX MONTHS ENDED AUGUST 31, 2004

CASH FLOWS FROM (FOR) OPERATING ACTIVITIES:
  Net investment income                                                             $   16,653,911
  Net accretion                                                                         (9,700,540)
                                                                                    --------------
                                                                                         6,953,371
                                                                                    --------------

  Investments purchased                                                               (707,061,655)
  Investments sold                                                                     252,834,769
  Short Term investments, net                                                           (3,791,719)
                                                                                    --------------
                                                                                      (458,018,605)
                                                                                    --------------
  Realized gains distributions from affiliated issuers                                      40,091

CHANGE IN ASSETS AND LIABILITIES:
  (Increase) decrease in interest receivable                                            (1,103,298)
  (Increase) decrease in receivable for fund shares sold                                (2,626,778)
  (Increase) decrease in receivable for securities sold                                  8,434,005
  (Increase) decrease in receivable for expenses reimbursed by Manager                      34,794
  Increase (decrease) in payable for Fund shares repurchased                            (9,054,650)
  Increase (decrease) in payable for securities purchased                               (9,000,000)
  Increase (decrease) in payable to affiliate for:
      Management fee                                                                        26,557
      Shareholder service fee                                                               39,835
  Increase (decrease) in variation margin on open futures contracts                        (38,497)
  Increase (decrease) in accrued interest and accrued operating expenses                   (22,823)
  Net realized and unrealized gain on futures contracts                                   (721,819)
                                                                                    --------------
  NET CASH USED FOR OPERATING ACTIVITIES                                              (465,057,817)
                                                                                    --------------

CASH FLOWS FROM FINANCING ACTIVITIES*
  Proceeds from shares sold                                                            332,708,486
  Shares redeemed                                                                      (52,637,855)
  Cash distribution paid                                                                  (386,906)
  Increase (decrease) in payable for reverse repurchase agreements                     185,243,125
  Increase (decrease) in payable for interest on reverse repurchase agreements             130,967
                                                                                    --------------
  NET CASH PROVIDED (USED IN) FINANCING ACTIVITIES                                     465,057,817
                                                                                    --------------

NET INCREASE IN CASH                                                                            --

Cash and cash equivalents, at beginning of period                                               --
                                                                                    --------------
Cash and cash equivalents, at end of period                                                     --
                                                                                    --------------

*SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Reinvestment of dividends and distributions                                         $   12,411,998

               See accompanying notes to the financial statements.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       SIX MONTHS ENDED                          YEAR ENDED FEBRUARY 28/29,
                                        AUGUST 31, 2004      ---------------------------------------------------------------
                                          (UNAUDITED)           2004         2003         2002       2001(a)          2000
                                       ----------------      ---------    ---------    ---------    ---------      ---------
NET ASSET VALUE, BEGINNING OF PERIOD     $   12.02           $   11.72    $   10.81    $   10.64    $    9.72      $    9.88
                                         ---------           ---------    ---------    ---------    ---------      ---------
Income from investment operations:
  Net investment income                       0.28                0.30         0.51         0.30         0.71+          0.65+
  Net realized and unrealized
    gain (loss)                              (0.08)               0.56         1.25         0.29         0.90          (0.30)
                                         ---------           ---------    ---------    ---------    ---------      ---------
    Total from investment operations          0.20                0.86         1.76         0.59         1.61           0.35
                                         ---------           ---------    ---------    ---------    ---------      ---------
Less distributions to shareholders:
  From net investment income                 (0.00)(b)           (0.33)       (0.56)       (0.37)       (0.69)         (0.51)
  From net realized gains                    (0.24)              (0.23)       (0.29)       (0.05)          --             --
                                         ---------           ---------    ---------    ---------    ---------      ---------
    Total distributions                      (0.24)              (0.56)       (0.85)       (0.42)       (0.69)         (0.51)
                                         ---------           ---------    ---------    ---------    ---------      ---------
NET ASSET VALUE, END OF PERIOD           $   11.98           $   12.02    $   11.72    $   10.81    $   10.64      $    9.72
                                         =========           =========    =========    =========    =========      =========
TOTAL RETURN (c)                              1.74%**             7.54%       16.67%        5.66%       16.86%          3.57%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)      $ 711,091           $ 415,614    $ 278,088    $ 149,274    $  65,887      $  51,951
  Net operating expenses to average
    daily net assets                          0.25%*              0.25%        0.25%        0.25%        0.25%          0.25%
  Interest expense to average daily
    net assets (d)                            0.10%*              0.13%        0.15%        0.17%        0.37%          0.45%
  Total net expenses to average
    daily net assets (e)                      0.35%*              0.38%        0.40%        0.42%        0.62%          0.70%
  Net investment income to average
    daily net assets                          6.33%*              3.49%        4.55%        4.15%        6.87%          6.49%
  Portfolio turnover rate                       46%**               57%          75%          40%          32%           112%
  Fees and expenses reimbursed by
    the Manager to average daily
    net assets:                               0.04%               0.06%        0.06%        0.09%        0.11%          0.13%

(a) Effective March 1, 2000, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.001, increase net realized and unrealized gains and losses per share by $0.001 and decrease the ratio of net investment income to average net assets from 6.88% to 6.87%. Per share and ratios/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
(b)  Distribution from net investment income were less than $0.01.
(c) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(d) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(e) Net expenses exclude expenses incurred indirectly through investment in GMO Special Purpose Holding Fund and GMO Short-Duration Collateral Fund.
+    Computed using average shares outstanding throughout the period.
*    Annualized.
**   Not annualized.

               See accompanying notes to the financial statements.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (UNAUDITED)

1.   ORGANIZATION

     GMO Inflation Indexed Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in government bonds that are indexed or otherwise "linked" to general measures of inflation in the country of issue ("inflation indexed bonds"). The Fund's benchmark is the Lehman Brothers U.S. Treasury Inflation Notes Index.

     Inflation indexed securities issued by the U.S. Treasury are fixed income securities whose principal value is periodically adjusted according to the rate of U.S. inflation. Inflation indexed bonds issued by a foreign government are generally adjusted to reflect a comparable local inflation index.

     At August 31, 2004, less than 0.1% of the Fund was invested in the GMO Special Purpose Holding Fund and 14.8% of the Fund was invested in the GMO Short-Duration Collateral Fund, separate funds of GMO Trust managed by GMO. Shares of the GMO Special Purpose Holding Fund and the GMO Short-Duration Collateral Fund are not publicly available for direct purchase. The financial statements of the GMO Special Purpose Holding Fund and the GMO Short-Duration Collateral Fund should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     at amortized cost which approximates fair value. Shares of other funds of the Trust ("underlying funds") and other mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

     Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

     Securities may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     Certain securities held by the Fund, or an underlying fund in which it invests, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. As of August 31, 2004, the Fund held no open forward currency contracts.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2004, the Fund held no open futures contracts.

     INDEXED SECURITIES
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. See the Schedule of Investments for all indexed securities held by the Fund as of August 31, 2004.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return and forward swap spread lock swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates. As of August 31, 2004, the Fund held no open swap agreements.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. As of August 31, 2004, the Fund held no open repurchase agreements.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     REVERSE REPURCHASE AGREEMENTS
     The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund sold may decline below the price at which it is obligated to repurchase them under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. As of August 31, 2004, the Fund had entered into reverse repurchase agreements having a market value plus accrued interest of $186,635,121, collateralized by securities with a market value of $190,923,092. See the Schedule of Investments for a summary of open reverse repurchase agreements as of August 31, 2004.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. As of August 31, 2004, the Fund had no securities on loan.

     STATEMENT OF CASH FLOWS
     The cash amounts shown in the Statement of Cash Flows are the amounts reported as cash in the Fund's Statement of Assets and Liabilities and represent cash on hand at its custodian at August 31, 2004.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon the inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities is recorded as interest income.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of 0.10% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

     GMO has entered into a binding agreement effective until at least June 30, 2005 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.10% of average daily net assets.

     The Fund incurs fees and expenses indirectly as a shareholder in GMO Special Purpose Holding Fund and GMO Short-Duration Collateral Fund. For the six months ended August 31, 2004, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

                          INDIRECT OPERATING                      INDIRECT INVESTMENT-RELATED
                          EXPENSES (EXCLUDING                     EXPENSES (INCLUDING, BUT NOT
                           MANAGEMENT FEES,                      LIMITED TO, INTEREST EXPENSE,
        INDIRECT NET   SHAREHOLDER SERVICE FEES     INDIRECT       FOREIGN AUDIT EXPENSE, AND
         MANAGEMENT     AND INVESTMENT-RELATED     SHAREHOLDER      INVESTMENT-RELATED LEGAL     TOTAL INDIRECT
            FEES               EXPENSES)          SERVICE FEES              EXPENSE)                EXPENSES
     ---------------   ------------------------   ------------   -----------------------------   ---------------
          (0.003%)              0.004%               0.000%             LESS THAN 0.001%              0.001%

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2004 was $1,931. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

4.   PURCHASES AND SALES OF SECURITIES

     For the six months ended August 31, 2004, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                             PURCHASES         SALES
                                                           -------------   -------------
     U.S. Government securities                            $ 628,494,327   $ 220,184,046
     Investments (non-U.S. Government securities)             78,567,328      32,650,723

5.   PRINCIPAL SHAREHOLDERS AND RELATED PARTIES

     At August 31, 2004, 47.1% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. One of the shareholders is another fund of GMO Trust. Investment activities of these shareholders may have a material effect on the Fund. At August 31, 2004, 1.8% of the Fund was held by twenty-six related parties comprised of certain GMO employee accounts.

     As of August 31, 2004, substantially all of the Fund's shares were held by accounts for which the Manager has investment discretion.

6.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                 SIX MONTHS ENDED
                                                  AUGUST 31, 2004                  YEAR ENDED
                                                    (UNAUDITED)                 FEBRUARY 29, 2004
                                            ---------------------------   ----------------------------
                                               SHARES        AMOUNT          SHARES         AMOUNT
                                            -----------   -------------   ------------   -------------
     Class III:
     Shares sold                             28,138,048   $ 332,708,486     25,469,289   $ 297,845,772
     Shares issued to shareholders in
       reinvestment of distributions          1,062,671      12,411,998      1,536,240      17,841,789
     Shares repurchased                      (4,437,647)    (52,637,855)   (16,146,233)   (189,355,368)
                                            -----------   -------------   ------------   -------------
     Net increase                            24,763,072   $ 292,482,629     10,859,296   $ 126,332,193
                                            ===========   =============   ============   =============

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

7.   INVESTMENTS IN AFFILIATED ISSUERS

     A summary of the Fund's transactions in the securities of these issuers during the six months ended, is set forth below:

                                VALUE,                                                   REALIZED
                              BEGINNING                         SALES      DIVIDEND        GAINS        VALUE, END
     AFFILIATE                OF PERIOD      PURCHASES        PROCEEDS      INCOME     DISTRIBUTIONS     OF PERIOD
     ---------------------------------------------------------------------------------------------------------------
     GMO Special Purpose
     Holding Fund            $ 11,526,447   $    382,462    $ 10,935,523   $ 382,462      $       --   $     508,672*
     GMO Short-Duration
     Collateral Fund           48,297,232     70,484,866      13,700,000       9,252          40,091     105,548,172
                             ------------   ------------    ------------   ---------   --------------  -------------
     Totals                  $ 59,823,679   $ 70,867,328    $ 24,635,523   $ 391,714      $   40,091   $ 106,056,844
                             ============   ============    ============   =========   ==============  =============

     * After effect of the return of capital distribution of $445,746 on June 10, 2004.

8.   SUBSEQUENT EVENT

     Effective October 5, 2004, GMO Trust appointed a Chief Compliance Officer and adopted a compliance plan in accordance with Rule 38a-1 under the Investment Company Act of 1940, as amended.

GMO INFLATION INDEXED BOND FUND
(A SERIES OF GMO TRUST)

FUND EXPENSES
AUGUST 31, 2004 (UNAUDITED)

     The Fund incurs ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees, other expenses and indirect expenses incurred by its investment in underlying funds. The following table, assuming a $1,000 investment in a class of shares, discloses the ending account value and operating expenses incurred for the six months ended August 31, 2004, based on, (1) the class's actual return and actual expenses, and (2) a hypothetical annualized 5% return and the class's actual expenses:

     Class III

                                                    OPERATING
                          BEGINNING      ENDING      EXPENSE
                            VALUE         VALUE     INCURRED*
     --------------------------------------------------------
     1) Actual            $ 1,000.00   $ 1,017.40    $ 1.83
     2) Hypothetical        1,000.00     1,023.39      1.84

     *Expenses are calculated using the Class III annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2004 of 0.36%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     You can estimate expenses incurred for the six months ended August 31, 2004 on your investment in a particular class of shares by dividing your investment value at August 31, 2004 by $1,000 and then multiplying that result by the operating expenses of the class owned as calculated above. You can also use this information to compare ongoing expenses of investing in the Fund with those of other mutual funds.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2004

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

Beginning January 29, 2005, the Fund will be filing its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission's website at www.sec.gov. When filed, the Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund's website at www.gmo.com.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- TABULAR HOLDINGS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

CLASSIFICATION                                                                  % OF NET ASSETS
-----------------------------------------------------------------------------------------------
Automotive                                                                                  1.5%
Construction                                                                                4.7
Consumer Goods                                                                              6.6
Financial                                                                                   8.2
Food & Beverage                                                                             1.0
Health Care                                                                                17.6
Machinery                                                                                   2.3
Manufacturing                                                                               2.3
Metals & Mining                                                                             0.7
Oil & Gas                                                                                   3.5
Primary Process Industry                                                                    2.0
Retail Stores                                                                              11.4
Services                                                                                   12.3
Technology                                                                                 21.3
Transportation                                                                              1.1
Utility                                                                                     1.2
Mutual Funds                                                                                2.9
Futures                                                                                     0.1
Short-Term Investments and Other Assets and Liabilities (net)                              (0.7)
                                                                                ---------------
                                                                                          100.0%
                                                                                ===============

               See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

           SHARES    DESCRIPTION                                              VALUE ($)
-----------------------------------------------------------------------------------------
                     COMMON STOCKS -- 97.7%

                     AUTOMOTIVE -- 1.5%
           11,500    Dana Corp.                                                   217,005
            1,200    Gentex Corp.                                                  41,208
            3,500    Oshkosh Truck Corp.                                          178,360
            1,500    Superior Industries International, Inc.                       47,550
           11,100    Visteon Corp.                                                103,563
                                                                            -------------
                                                                                  587,686
                                                                            -------------

                     CONSTRUCTION -- 4.7%
            1,100    American Woodmark Corp.                                       76,142
              800    Avalonbay Communities, Inc. REIT                              48,320
            3,000    Hovnanian Enterprises, Inc. *                                103,260
            2,400    Jacobs Engineering Group, Inc. *                              93,864
            8,100    Louisiana-Pacific Corp.                                      199,746
              990    MDC Holdings, Inc.                                            68,161
            1,700    Meritage Corp. *                                             113,577
              400    NVR, Inc. *                                                  200,900
            1,100    Potlatch Corp.                                                47,190
            1,100    Regency Centers Corp. REIT                                    50,600
            1,300    Ryland Group, Inc.                                           114,595
              800    Simpson Manufacturing Co., Inc.                               45,200
            3,500    St. Joe Co.                                                  169,400
              900    Texas Industries, Inc.                                        39,420
            3,800    Thor Industries, Inc.                                         97,356
            5,500    Toll Brothers, Inc. *                                        244,145
              300    William Lyon Homes, Inc. *(a)                                 24,975
            2,000    Winnebago Industries, Inc.                                    62,800
            2,700    York International Corp.                                      87,912
                                                                            -------------
                                                                                1,887,563
                                                                            -------------

                     CONSUMER GOODS -- 6.6%
            2,300    Alberto-Culver Co.-Class B                                   111,067
            5,850    Bebe Stores, Inc. *(a)                                       106,294
            3,200    Blyth, Inc.                                                   96,032
            6,700    Brunswick Corp.                                              263,377

               See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

        SHARES       DESCRIPTION                                              VALUE ($)
-----------------------------------------------------------------------------------------
                     CONSUMER GOODS -- CONTINUED
            2,100    Chattem, Inc. *                                               64,029
            2,700    Columbia Sportswear Co. *                                    147,258
            2,300    Ethan Allen Interiors, Inc.                                   82,202
            8,350    Fossil, Inc. *                                               239,728
            2,300    Genesco, Inc. *                                               51,819
            3,900    Harman International Industries, Inc.                        377,091
            1,700    Kenneth Cole Productions, Inc.-Class A                        45,866
            3,400    K-Swiss, Inc.-Class A                                         66,334
              500    Matthews International Corp.-Class A                          17,675
            3,700    Maytag Corp.                                                  74,851
              600    Middleby Corp.                                                30,072
            4,500    Nu Skin Enterprises, Inc.-Class A                            116,190
            5,000    Oakley, Inc.                                                  57,350
            5,600    Plantronics, Inc.                                            217,560
            6,800    Quiksilver, Inc. *                                           147,900
            1,500    Shuffle Master, Inc. *(a)                                     49,710
            3,400    Skechers U.S.A., Inc.-Class A *                               45,220
            2,300    Steven Madden, Ltd. *                                         41,975
            1,300    Timberland Co.-Class A *                                      72,605
            3,500    Topps Co. (The), Inc.                                         32,795
            3,600    Tupperware Corp.                                              61,452
              700    Universal Corp.                                               31,591
                                                                            -------------
                                                                                2,648,043
                                                                            -------------

                     FINANCIAL -- 8.2%
            1,200    Accredited Home Lenders Holding Co. *                         47,724
            2,200    Allmerica Financial Corp. *                                   63,800
            5,600    AmeriCredit Corp. *                                          117,096
            2,000    AmerUs Group Co.                                              79,720
            1,900    Arthur J. Gallagher & Co.                                     60,534
            3,200    Bank of Hawaii Corp.                                         151,936
            4,600    Brown & Brown, Inc.                                          206,540
              900    Chicago Mercantile Exchange                                  119,817
            3,300    Commerce Bancorp, Inc. (a)                                   173,151
            5,400    Commercial Capital Bancorp, Inc.                             117,018

               See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

        SHARES       DESCRIPTION                                              VALUE ($)
-----------------------------------------------------------------------------------------
                     FINANCIAL -- CONTINUED
              600    Community First Bankshares, Inc.                              19,302
            6,400    CompuCredit Corp. *                                          120,384
            9,300    E*Trade Financial Corp. *                                    109,554
            3,800    East-West Bancorp, Inc.                                      137,674
              300    Equifax, Inc.                                                  7,320
            3,700    Federated Investors, Inc.-Class B                            106,745
            1,600    First Marblehead Corp. (The) *                                66,192
            4,300    Flagstar Bancorp, Inc.                                        92,837
            3,700    GATX Corp.                                                    99,789
            2,800    Greater Bay Bancorp                                           79,716
            4,800    HealthExtras, Inc. *                                          56,784
            2,200    IMPAC Mortgage Holdings, Inc. REIT                            56,782
            1,300    IndyMac Bancorp, Inc.                                         44,850
            2,200    Investors Financial Services Corp.                           102,036
            2,000    Irwin Financial Corp.                                         51,460
            1,300    Mcgrath Rentcorp                                              44,577
            1,300    Nuveen Investments, Inc.-Class A                              37,050
              100    Ohio Casualty Corp. *                                          2,015
              700    People's Bank                                                 23,093
            2,700    Pre-Paid Legal Services, Inc. * (a)                           66,690
            1,300    PrivateBancorp, Inc.                                          38,233
            1,300    Protective Life Corp.                                         50,869
            7,800    Providian Financial Corp. *                                  112,632
            4,800    Ryder System, Inc.                                           210,288
            3,400    SEI Investments Co.                                          111,112
            2,310    Sterling Financial Corp. *                                    76,600
            1,000    Triad Guaranty, Inc. *                                        55,700
            1,400    Unitrin, Inc.                                                 58,730
            2,900    Zenith National Insurance Corp.                              125,338
                                                                            -------------
                                                                                3,301,688
                                                                            -------------

                     FOOD & BEVERAGE -- 1.0%
              900    Coors (Adolph) - Class B                                      61,641
              100    Corn Products International, Inc.                              4,615
            1,700    Lancaster Colony Corp.                                        70,176

               See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

        SHARES       DESCRIPTION                                              VALUE ($)
-----------------------------------------------------------------------------------------
                     FOOD & BEVERAGE -- CONTINUED
              800    NBTY, Inc. *                                                  19,144
            4,400    PepsiAmericas, Inc.                                           87,296
            4,000    Sanderson Farms, Inc.                                        136,760
                                                                            -------------
                                                                                  379,632
                                                                            -------------

                     HEALTH CARE -- 17.6%
            2,550    Advanced Neuromodulation Systems, Inc. *                      74,766
            1,900    Align Technology, Inc. *                                      29,108
            3,900    American Medical Systems Holdings, Inc. *                    123,084
            1,353    Amgen, Inc. *                                                 80,219
            8,900    Andrx Group *                                                179,424
            1,300    ArthoCare Corp. *                                             31,200
            2,300    Aspect Medical Systems, Inc. *                                36,800
            4,300    Bausch & Lomb, Inc.                                          283,585
            2,300    Beckman Coulter, Inc.                                        128,317
            6,600    Beverly Enterprises, Inc. *                                   47,322
            1,700    Biosite, Inc. * (a)                                           80,495
            1,900    Bradley Pharmaceuticals, Inc. * (a)                           45,790
            5,400    Cerner Corp. * (a)                                           236,574
            5,400    Charles River Laboratories International, Inc. * (a)         235,170
            3,000    Cooper Cos., Inc.                                            173,850
            4,950    Coventry Health Care, Inc. *                                 251,361
            2,800    Curative Health Services, Inc. *                              20,104
            4,500    Cytyc Corp. *                                                107,820
            2,200    Dade Behring Holdings, Inc. *                                115,654
            2,100    DaVita, Inc. *                                                63,651
            5,000    Decode Genetics, Inc. *(a)                                    28,000
            1,900    Dentsply International, Inc.                                  96,805
            2,700    DHB Industries, Inc. *                                        34,209
            1,600    DJ Orthopedics, Inc. *                                        33,984
            4,500    Enzon Pharmaceuticals, Inc. *                                 62,640
            7,200    Eon Labs, Inc. *                                             181,152
            7,450    eResearch Technology, Inc. *                                 149,819
            6,600    First Horizon Pharmaceutical Corp. *                         111,144
            2,012    Fisher Scientific International, Inc. *(a)                   114,624

               See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

        SHARES       DESCRIPTION                                              VALUE ($)
-----------------------------------------------------------------------------------------
                     HEALTH CARE -- CONTINUED
            3,900    Hanger Orthopedic Group, Inc. *                               21,255
           26,200    Healthsouth Corp. *                                          142,266
            2,600    Henry Schein, Inc. *                                         161,928
            6,600    Humana, Inc. *                                               125,400
            3,300    Idexx Laboratories, Inc. *                                   160,743
            3,300    ImClone Systems, Inc. *(a)                                   175,824
            1,400    Invacare Corp.                                                61,978
            1,481    Invitrogen Corp. *                                            73,309
              800    Kensey Nash Corp. *                                           22,872
            5,800    Kindred Healthcare, Inc. *                                   149,988
            3,300    KOS Pharmaceuticals, Inc. *(a)                               120,549
            2,000    KV Pharmaceutical Co.-Class A *                               31,840
            2,500    Kyphon, Inc. *                                                55,825
            2,800    Laserscope *(a)                                               55,440
            2,900    LCA-Vision, Inc.                                              68,382
            4,400    Lifepoint Hospital, Inc. *(a)                                127,116
            3,800    Lincare Holdings, Inc. *                                     122,132
            1,700    Mentor Corp.                                                  59,806
            5,000    MGI Pharma, Inc. *                                           116,150
            3,700    NeighborCare, Inc. *                                          93,943
            1,300    Ocular Sciences, Inc. *                                       56,680
            1,500    Patterson Cos., Inc. *                                       109,845
            1,100    Pediatrix Medical Group, Inc. *(a)                            77,110
            2,400    Pharmaceutical Product Development, Inc. *                    81,480
            2,200    PolyMedica Corp.                                              66,902
            2,448    Possis Medical, Inc. *(a)                                     42,840
            2,700    Priority Healthcare Corp.-Class B *                           60,021
            5,900    PSS World Medical, Inc. *                                     63,661
            1,500    RehabCare Group, Inc. *                                       34,485
            5,600    Renal Care Group, Inc. *                                     177,352
            1,600    Resmed, Inc. *                                                76,432
            3,750    Salix Pharmaceuticals, Ltd. *                                 87,713
            8,900    Select Medical Corp.                                         118,192
            1,700    Sierra Health Services, Inc. *                                73,304
            2,100    Steris Corp. *                                                48,048

               See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

        SHARES       DESCRIPTION                                              VALUE ($)
-----------------------------------------------------------------------------------------
                     HEALTH CARE -- CONTINUED
            2,900    Techne Corp. *(a)                                            112,346
            3,000    Triad Hospitals, Inc. *                                       95,370
            4,700    United Surgical Partners International, Inc. *               169,717
                1    UnitedHealth Group, Inc.                                          66
            2,900    Universal Health Services, Inc.-Class B                      130,645
            4,500    Valeant Pharmaceuticals International                        105,570
            3,800    VCA Antech, Inc. *                                            72,808
            5,100    Ventiv Health, Inc. *                                         76,857
                                                                            -------------
                                                                                7,040,861
                                                                            -------------

                     MACHINERY -- 2.3%
            1,400    Briggs & Stratton Corp.                                      105,140
            2,500    Cal Dive International, Inc. *                                74,675
            3,100    Carbo Ceramics, Inc.                                         199,485
            3,150    Engineered Support Systems, Inc.                             136,112
              700    FMC Technologies, Inc. *                                      21,504
            3,600    Joy Global, Inc.                                             109,116
            1,600    Manitowoc Co.                                                 53,056
            4,000    MSC Industrial Direct Co. - Class A                          124,280
            1,200    Stanley Works (The)                                           51,912
            3,700    UNOVA, Inc. *                                                 53,946
                                                                            -------------
                                                                                  929,226
                                                                            -------------

                     MANUFACTURING -- 2.3%
            3,300    Ceradyne, Inc. *                                             128,469
            3,250    Jarden Corp. *                                                98,443
            2,000    Mine Safety Appliances Co.                                    79,060
            4,200    Pentair, Inc.                                                139,608
            1,600    Reliance Steel & Aluminum Co.                                 60,704
            2,900    SPX Corp.                                                    105,821
            4,200    Temple Inland, Inc.                                          286,776
                                                                            -------------
                                                                                  898,881
                                                                            -------------

               See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

        SHARES       DESCRIPTION                                              VALUE ($)
-----------------------------------------------------------------------------------------
                     METALS & MINING -- 0.7%
            4,600    Arch Coal, Inc.                                              148,258
            1,800    Cleveland Cliffs, Inc. *                                     120,150
              800    CONSOL Energy, Inc.                                           25,664
                                                                            -------------
                                                                                  294,072
                                                                            -------------

                     OIL & GAS -- 3.5%
            1,500    Cabot Oil & Gas Corp.                                         60,615
           14,100    Chesapeake Energy Corp.                                      199,233
            1,500    Cimarex Energy Co. *                                          44,895
            2,100    Newfield Exploration Co. *                                   116,235
            2,200    Noble Energy, Inc.                                           113,256
            2,624    Patterson-UTI Energy, Inc.                                    45,448
            4,100    Petroquest Energy, Inc. *                                     18,245
            1,300    Pioneer Natural Resources Co.                                 43,485
            4,200    Plains Exploration & Production Co. *                         81,522
            1,900    Pogo Producing Co.                                            83,562
            1,100    Stone Energy Corp. *                                          45,760
            4,500    Sunoco, Inc.                                                 276,750
            2,800    Swift Energy Co. *                                            56,980
            4,700    Vintage Petroleum, Inc.                                       77,080
            4,900    Western Gas Resources, Inc.                                  136,808
                                                                            -------------
                                                                                1,399,874
                                                                            -------------

                     PRIMARY PROCESS INDUSTRY -- 2.0%
           11,300    AK Steel Holding Corp. *                                      68,817
            6,500    Allegheny Technologies, Inc.                                 122,265
            2,100    Carpenter Technology Corp.                                    93,030
            4,000    Commercial Metals Co.                                        139,920
              300    FMC Corp. *                                                   13,869
              500    Georgia Gulf Corp.                                            18,975
            3,300    OM Group, Inc. *                                             112,365
            3,200    Oregon Steel Mills, Inc. *                                    46,336
            6,000    Steel Dynamics, Inc. (a)                                     188,160
              600    Steel Technologies, Inc.                                      12,054
                                                                            -------------
                                                                                  815,791
                                                                            -------------

               See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

        SHARES       DESCRIPTION                                              VALUE ($)
-----------------------------------------------------------------------------------------
                     RETAIL STORES -- 11.4%
            1,200    99 Cents Only Stores *(a)                                     15,540
            5,200    Abercrombie & Fitch Co.-Class A                              145,600
            4,600    Advance Auto Parts *                                         170,476
            5,350    Aeropostale, Inc. *                                          166,653
            5,500    American Eagle Outfitters, Inc. *                            183,150
            4,650    AnnTaylor Stores Corp. *                                     112,391
            5,400    BJ's Wholesale Club, Inc. *                                  136,728
            2,100    Charlotte Russe Holding, Inc. *                               30,009
            5,800    Charming Shoppes, Inc. *                                      39,788
            8,250    Chico's FAS, Inc. *                                          337,425
            1,100    Children's Place *                                            21,571
            9,200    Claire's Stores, Inc.                                        223,928
            3,200    Dollar Tree Stores, Inc. *                                    75,232
            1,600    Electronics Boutique Holdings Corp. *                         48,848
            5,100    Fastenal Co.                                                 320,178
            2,800    Finish Line-Class A                                           81,228
            8,900    Foot Locker, Inc.                                            199,093
            5,000    Hibbett Sporting Goods, Inc. *                                90,850
            2,600    HOT Topic, Inc. *                                             39,260
            4,400    Insight Enterprises, Inc. *                                   70,400
            1,750    Jos A. Bank Clothiers, Inc. *(a)                              47,198
            1,700    Men's Wearhouse, Inc. *                                       47,600
            1,900    Michaels Stores, Inc.                                        108,927
            3,700    Movie Gallery, Inc.                                           66,563
            2,763    Nautilus Group, Inc. (a)                                      53,841
            2,100    Neiman-Marcus Group, Inc.-Class A                            111,720
            9,300    Nordstrom, Inc.                                              345,309
            1,100    O'Reilly Automotive, Inc. *                                   43,351
            8,025    Pacific Sunwear of California, Inc. *                        153,759
            5,300    Pier 1 Imports, Inc.                                          91,955
            5,050    Rent-A-Center, Inc. *                                        152,005
            2,900    Ross Stores, Inc.                                             61,335
            2,400    Sharper Image Corp. *                                         43,080
            2,300    Sonic Automotive, Inc.                                        47,840
            6,800    Supervalu, Inc.                                              179,248
            2,900    The Pep Boys - Manny, Moe & Jack                              46,110

               See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

        SHARES       DESCRIPTION                                              VALUE ($)
-----------------------------------------------------------------------------------------
                     RETAIL STORES -- CONTINUED
            3,200    Too, Inc. *                                                   50,080
           13,400    Urban Outfitters, Inc. *                                     406,690
                                                                            -------------
                                                                                4,564,959
                                                                            -------------

                     SERVICES -- 12.3%
            1,300    Ameristar Casinos, Inc.                                       35,399
            1,538    Apollo Group, Inc.-Class A *                                 119,989
            8,075    Applebee's International, Inc.                               194,365
            3,700    Aramark Corp.-Class B                                         93,647
            4,900    Argosy Gaming Co. *                                          163,807
              400    Bright Horizons Family Solutions, Inc. *                      19,796
            3,700    Brinker International, Inc. *                                112,665
            6,300    Brink's Co. (The)                                            181,440
           10,200    Caesars Entertainment, Inc. *                                157,590
            1,900    California Pizza Kitchen, Inc. *                              36,271
            4,500    Career Education Corp. *                                     138,780
            4,000    Catalina Marketing Corp. *                                    90,000
            4,500    CEC Entertainment, Inc. *                                    151,515
            2,500    Cheesecake Factory (The) *                                   103,450
            1,500    Choice Hotels International, Inc.                             77,790
           10,100    Copart, Inc. *                                               219,372
            6,000    Corinthian Colleges, Inc. *(a)                                68,220
            2,400    Corporate Executive Board Co.                                141,264
              400    Darden Restaurants, Inc.                                       8,404
            4,200    Education Management Corp. *                                 122,052
            3,000    Factset Research Systems, Inc.                               133,590
            5,400    First Health Group Corp. *                                    82,350
            2,900    Getty Images, Inc. *                                         160,805
              100    Hughes Supply, Inc.                                            6,059
            1,100    IHOP Corp.                                                    38,170
            3,000    Isle of Capri Casinos, Inc. *                                 54,780
            3,900    ITT Educational Services, Inc. *                             134,823
            4,200    Jack in the Box, Inc. *                                      118,608
            6,600    Labor Ready, Inc. *                                           81,774
            2,200    Laureate Education, Inc. *                                    75,218
            3,400    Mandalay Resort Group                                        230,656

               See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

        SHARES       DESCRIPTION                                              VALUE ($)
-----------------------------------------------------------------------------------------
                     SERVICES -- CONTINUED
            2,200    Manpower, Inc.                                                92,906
            3,300    Outback Steakhouse, Inc.                                     129,162
            1,700    Papa John's International, Inc. *                             48,807
            3,000    Readers Digest Association (The), Inc.                        42,660
            3,900    Regis Corp.                                                  159,627
            2,000    Resources Connection, Inc. *                                  65,560
            3,200    Robert Half International, Inc.                               78,400
            4,100    Ruby Tuesday, Inc.                                           110,905
            3,100    SCP Pool Corp.                                               130,789
           14,000    Service Corp. International *                                 84,140
            3,000    Sonic Corp. *                                                 67,050
            3,000    Station Casinos, Inc.                                        138,000
            1,400    Stericycle, Inc. *                                            66,052
              800    Strayer Education, Inc.                                       83,200
            5,600    United Natural Foods, Inc. *                                 138,656
           11,000    UnitedGlobalCom, Inc.-Class A *                               74,800
            2,200    West Corp. *                                                  56,716
                                                                            -------------
                                                                                4,920,079
                                                                            -------------

                     TECHNOLOGY -- 21.3%
            6,400    Activision, Inc. *                                            92,096
            4,300    Acxiom Corp.                                                  96,621
            6,400    Adtran, Inc.                                                 171,392
            8,700    Advanced Digital Information Corp. *                          82,302
            7,300    Advanced Micro Devices, Inc. *                                83,439
           10,200    Akamai Technologies, Inc. *(a)                               137,190
            5,000    Alliance Data Systems Corp. *                                191,000
            1,000    Alliant Techsystems, Inc. *                                   57,940
            4,400    Amphenol Corp.-Class A *                                     132,264
              600    Ansys, Inc. *                                                 27,060
            3,700    Anteon International Corp. *                                 121,545
            2,100    Applied Signal Technology, Inc.                               72,849
            4,100    Armor Holdings, Inc. *                                       145,386
            7,000    Arrow Electronics, Inc. *(a)                                 151,480
            3,200    Artesyn Technologies, Inc. *                                  27,232
            5,700    Ask Jeeves, Inc. *                                           147,744

               See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

        SHARES       DESCRIPTION                                              VALUE ($)
-----------------------------------------------------------------------------------------
                     TECHNOLOGY -- CONTINUED
            8,600    Autodesk, Inc.                                               381,926
            2,100    Avid Technology, Inc. *                                       90,867
            9,200    Avnet, Inc. *                                                146,096
            6,000    Axcelis Technologies, Inc. *                                  46,800
            3,600    BE Aerospace, Inc. *                                          38,160
              800    BEI Technologies, Inc.                                        22,272
              700    Black Box Corp.                                               25,368
            2,900    CACI International, Inc.-Class A *                           141,201
            2,300    Carrier Access Corp. *                                        15,847
            6,500    C-COR, Inc. *                                                 51,090
            2,400    Ceridian Corp. *                                              44,376
            7,600    Cirrus Logic, Inc. *                                          38,456
            6,200    Cognizant Technology Solutions Corp. *                       170,004
            1,300    Comtech Telecommunications *                                  23,543
            3,400    Convergys Corp. *                                             47,260
            1,700    Cree, Inc. *                                                  42,517
            2,800    CSG Systems International, Inc. *                             40,516
            7,600    Cypress Semiconductor Corp. *                                 74,176
            3,600    Digital River, Inc. *                                         86,652
            9,300    Digitas, Inc. *                                               66,495
            6,500    Ditech Communications Corp. *                                139,880
            2,200    Donaldson Co., Inc.                                           62,480
            3,200    eCollege.com, Inc. *                                          20,992
            4,000    Electronics for Imaging *                                     79,520
            1,800    Energizer Holdings, Inc. *                                    74,412
            3,400    ESS Technology *                                              23,188
            9,600    Extreme Networks, Inc. *                                      44,640
            5,300    Fairchild Semiconductor International, Inc. *                 65,349
            2,200    FileNet Corp. *                                               43,208
            1,600    Global Imaging Systems, Inc. *                                44,800
            3,200    Global Payments, Inc.                                        141,952
            3,800    Harris Corp.                                                 183,008
            4,900    Helix Technology Corp.                                        66,689
            3,400    Integrated Device Technology, Inc. *                          36,414
            2,200    Intercept, Inc. *                                             38,082
            1,600    International Rectifier Corp. *                               52,576

               See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

        SHARES       DESCRIPTION                                              VALUE ($)
-----------------------------------------------------------------------------------------
                     TECHNOLOGY -- CONTINUED
            4,100    Internet Security Systems *                                   58,999
            7,700    Intervoice, Inc. *                                            69,531
            9,900    iVillage, Inc. *                                              57,519
            1,600    John H. Harland Co.                                           47,024
            6,300    Lam Research Corp. *                                         135,765
            2,600    Mattson Technology, Inc. *                                    19,396
            1,800    Maximus, Inc. *                                               52,362
            1,100    Mercury Computer Systems, Inc. *                              29,722
            2,600    Merix Corp. *                                                 25,896
            2,600    Metrologic Instruments, Inc. *                                37,414
            1,300    Micros Systems, Inc. *                                        60,502
            7,200    Microsemi Corp. *                                             77,688
            6,800    NCR Corp. *                                                  300,356
            1,900    Overland Storage, Inc. *                                      24,890
            4,500    PalmOne, Inc. *(a)                                           146,925
            5,300    PerkinElmer, Inc.                                             92,644
           10,000    Pixelworks, Inc. *(a)                                        104,400
           17,500    PMC-Sierra, Inc. *(a)                                        163,450
            4,500    Polycom, Inc. *                                               87,885
              800    Radisys Corp. *                                                9,280
            4,600    Rayovac Corp. *                                              105,754
            5,300    Red Hat, Inc. *(a)                                            64,978
            2,700    Reynolds & Reynolds, Inc. (The) - Class A                     66,339
            2,000    Rogers Corp. *                                                92,780
            3,000    RSA Security, Inc. *                                          44,670
           10,400    Sapient Corp. *                                               78,000
            2,400    ScanSource, Inc. *                                           144,096
            4,200    Semtech Corp. *                                               75,978
            4,200    Silicon Laboratories, Inc. *                                 137,718
           11,200    Silicon Storage Technology, Inc. *                            64,624
            1,600    Siliconix, Inc. *                                             54,816
            2,700    Skyworks Solutions, Inc. *                                    22,491
            2,100    Sonic Solutions, Inc. *(a)                                    31,542
            2,100    SPSS, Inc. *                                                  28,980
            1,400    SRA International, Inc.-Class A *                             63,462
            1,932    STATS ChipPAC, Ltd. ADR *                                     12,326

               See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

        SHARES       DESCRIPTION                                              VALUE ($)
-----------------------------------------------------------------------------------------
                     TECHNOLOGY -- CONTINUED
            2,200    Sybron Dental Specialties, Inc. *                             61,336
            2,600    Synaptics, Inc. *                                             47,762
            4,400    Syntel, Inc.                                                  67,188
            1,900    Take-Two Interactive Software, Inc. *                         62,225
            4,700    Tech Data Corp. *                                            177,002
            4,300    Tektronix, Inc.                                              122,851
           11,800    Tellabs, Inc. *                                              107,026
            4,400    Transaction Systems Architects-Class A *                      74,976
            3,000    United Defense Industries, Inc. *                            114,690
            2,100    United Stationers, Inc. *                                     86,457
            2,100    Varian Semiconductor Equipment Associates, Inc. *(a)          58,800
            2,800    Veeco Instruments, Inc. *                                     54,208
            1,900    Viasat, Inc. *                                                37,658
            3,200    WebEx Communications, Inc. *(a)                               62,080
            3,900    Websense, Inc. *                                             149,565
           10,900    Wind River Systems, Inc. *                                   118,265
                                                                            -------------
                                                                                8,540,643
                                                                            -------------

                     TRANSPORTATION -- 1.1%
            5,900    America West Holdings Corp.-Class B *(a)                      38,940
            2,700    CNF, Inc.                                                    110,754
            4,400    JB Hunt Transport Services, Inc.                             149,160
            1,700    Landstar System, Inc. *                                       89,216
            5,000    Mesa Air Group, Inc. *(a)                                     32,025
            1,300    Old Dominion Freight Line, Inc. *                             36,543
                                                                            -------------
                                                                                  456,638
                                                                            -------------

                     UTILITY -- 1.2%
           10,000    Alamosa Holdings, Inc. *                                      82,000
            2,900    DPL, Inc.                                                     58,957
            3,500    Energen Corp.                                                166,040
            1,100    NII Holdings, Inc.-Class B *                                  40,315
            5,000    Western Wireless Corp.-Class A *(a)                          125,450
                                                                            -------------
                                                                                  472,762
                                                                            -------------

                     TOTAL COMMON STOCKS (COST $37,622,847)                    39,138,398
                                                                            -------------

               See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

       SHARES /
      PAR VALUE ($)  DESCRIPTION                                              VALUE ($)
-----------------------------------------------------------------------------------------
                     MUTUAL FUNDS -- 2.9%

          821,268    Dreyfus Cash Management Plus Fund (b)                        821,268
          350,288    Merrimac Cash Series, Premium Class (b)                      350,288
                                                                            -------------

                     TOTAL MUTUAL FUNDS (COST $1,171,556)                       1,171,556
                                                                            -------------

                     SHORT-TERM INVESTMENTS -- 5.8%

                     CASH EQUIVALENTS -- 3.5%
        1,382,718    Harris Trust & Savings Bank Eurodollar Time Deposit,
                     1.51%, due 9/16/04 (b)                                     1,382,718
                                                                            -------------

                     U.S. GOVERNMENT -- 0.3%
          125,000    U.S. Treasury Bill, 1.04%, due 9/23/04 (c) (d)               124,918
                                                                            -------------

                     REPURCHASE AGREEMENT -- 2.0%
          810,410    Citigroup Global Markets Repurchase Agreement,
                     dated 8/31/04, due 9/01/04, with a maturity value of
                     $810,435, and an effective yield of 1.10%,
                     collateralized by a U.S. Treasury Note with a rate
                     of 2.75%, maturity date of 7/21/06 and a market
                     value, including accrued interest of $830,861.               810,410
                                                                            -------------

                     TOTAL SHORT-TERM INVESTMENTS (COST $2,318,046)             2,318,046
                                                                            -------------

                     TOTAL INVESTMENTS -- 106.4%
                     (Cost $41,112,449)                                        42,628,000

                     Other Assets and Liabilities (net) -- (6.4%)              (2,546,727)
                                                                            -------------

                     TOTAL NET ASSETS -- 100.0%                             $  40,081,273
                                                                            =============

               See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

                     NOTES TO THE SCHEDULE OF INVESTMENTS:

                     ADR - American Depositary Receipt
                     REIT - Real Estate Investment Trust


                     *    Non-income producing security.
                     (a)  All or a portion of this security is out on loan
                          (Note 2).
                     (b)  Investment of security lending collateral (Note 2).
                     (c) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 2).
                     (d)  Rate shown represents yield to maturity.

     At August 31, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                           GROSS UNREALIZED      GROSS UNREALIZED       NET UNREALIZED
      AGGREGATE COST         APPRECIATION          DEPRECIATION          APPRECIATION
     ----------------     ------------------     ----------------       --------------
       $ 41,150,821           $ 4,397,898          $ (2,920,719)          $ 1,477,179

     At February 29, 2004, GMO Small Cap Growth Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Internal Revenue Code, of $1,301,640 and $1,513,997 expiring in 2010 and 2011, respectively. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Internal Revenue Code related to share ownership activity.

     A summary of outstanding financial instruments at August 31, 2004 is as follows:

     FUTURES CONTRACTS

     NUMBER OF                                                CONTRACT      NET UNREALIZED
     CONTRACTS          TYPE            EXPIRATION DATE        VALUE         APPRECIATION
     ---------    ----------------    -------------------   ------------   ---------------
        Buys

          2       Russell 2000          September 2004       $  548,100      $      24,678
                                                                           ===============

     At August 31, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

               See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2004 (UNAUDITED)

ASSETS:
  Investments, at value, including securities on loan of $2,453,362
   (cost $41,112,449) (Note 2)                                                     $  42,628,000
  Receivable for investments sold                                                      1,067,255
  Dividends and interest receivable                                                       21,301
  Receivable for variation margin on open futures contracts (Note 2)                       4,350
  Receivable for expenses reimbursed by Manager (Note 3)                                   9,052
                                                                                   -------------

    Total assets                                                                      43,729,958
                                                                                   -------------

LIABILITIES:
  Payable for investments purchased                                                    1,055,474
  Payable upon return of securities loaned (Note 2)                                    2,554,274
  Payable to affiliate for (Note 3):
    Management fee                                                                        11,119
    Shareholder service fee                                                                5,055
    Trustees fee                                                                             139
  Accrued expenses                                                                        22,624
                                                                                   -------------

    Total liabilities                                                                  3,648,685
                                                                                   -------------
NET ASSETS                                                                         $  40,081,273
                                                                                   =============

NET ASSETS CONSIST OF:
  Paid-in capital                                                                  $  40,196,822
  Distributions in excess of net investment income                                       (16,721)
  Distributions in excess of capital gain                                             (1,639,057)
  Net unrealized appreciation                                                          1,540,229
                                                                                   -------------
                                                                                   $  40,081,273
                                                                                   =============

NET ASSETS ATTRIBUTABLE TO:
  Class III shares                                                                 $  40,081,273
                                                                                   =============

SHARES OUTSTANDING:
  Class III                                                                            2,232,841
                                                                                   =============

NET ASSET VALUE PER SHARE:
  Class III                                                                        $       17.95
                                                                                   =============

               See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
  Dividends                                                                        $      96,888
  Interest (including securities lending income of $4,850)                                 8,113
                                                                                   -------------

      Total income                                                                       105,001
                                                                                   -------------

EXPENSES:
  Management fee (Note 3)                                                                 70,562
  Shareholder service fee (Note 3) - Class III                                            32,074
  Custodian and transfer agent fees                                                       25,760
  Audit and tax fees                                                                      18,400
  Legal fees                                                                                 552
  Trustees fees and related expenses (Note 3)                                                404
  Registration fees                                                                          460
  Miscellaneous                                                                              184
                                                                                   -------------
    Total expenses                                                                       148,396
  Fees and expenses reimbursed by Manager (Note 3)                                       (45,356)
                                                                                   -------------
    Net expenses                                                                         103,040
                                                                                   -------------

      Net investment income                                                                1,961
                                                                                   -------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
    Investments                                                                        1,342,222
    Closed futures contracts                                                            (105,657)
                                                                                   -------------

      Net realized gain                                                                1,236,565
                                                                                   -------------

  Change in net unrealized appreciation (depreciation) on:
    Investments                                                                       (5,647,427)
    Open futures contracts                                                                27,176
                                                                                   -------------

      Net unrealized loss                                                             (5,620,251)
                                                                                   -------------

    Net realized and unrealized loss                                                  (4,383,686)
                                                                                   -------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $  (4,381,725)
                                                                                   =============

               See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                         SIX MONTHS ENDED
                                                                          AUGUST 31, 2004      YEAR ENDED
                                                                            (UNAUDITED)     FEBRUARY 29, 2004
                                                                         -----------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                                    $       1,961      $       5,869
  Net realized gain                                                            1,236,565          6,577,843
  Change in net unrealized appreciation (depreciation)                        (5,620,251)         7,453,206
                                                                           -------------      -------------

  Net increase (decrease) in net assets from operations                       (4,381,725)        14,036,918
                                                                           -------------      -------------

Distributions to shareholders from:
  Net investment income
    Class III                                                                    (18,682)           (29,020)
  Net realized gains
    Class III                                                                 (3,738,543)                --
                                                                           -------------      -------------

                                                                              (3,757,225)           (29,020)
                                                                           -------------      -------------
  Net share transactions (Note 6):
    Class III                                                                  6,521,844          9,880,974
  Purchase premiums and redemption fees (Notes 2 and 6):
    Class III                                                                     36,771            103,963
                                                                           -------------      -------------

  Total increase in net assets resulting from net share
   transactions and net purchase premiums and redemption fees                  6,558,615          9,984,937
                                                                           -------------      -------------

    Total increase (decrease) in net assets                                   (1,580,335)        23,992,835

NET ASSETS:
  Beginning of period                                                         41,661,608         17,668,773
                                                                           -------------      -------------
  End of period (including distributions in excess of net
   investment income of $16,721 and $0, respectively)                      $  40,081,273      $  41,661,608
                                                                           =============      =============

               See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       SIX MONTHS ENDED                           YEAR ENDED FEBRUARY 28/29,
                                        AUGUST 31, 2004     -----------------------------------------------------------------------
                                         (UNAUDITED)          2004          2003            2002          2001(a)         2000(a)
                                       ----------------     --------     ----------      ----------      ----------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD      $    21.78        $  13.52     $    16.48      $    19.08      $   168.70      $   108.80
                                          ----------        --------     ----------      ----------      ----------      ----------
Income from investment operations:
   Net investment income (loss)                   --(b)+          --(b)+      (0.01)+          0.01+          (0.04)           0.10
   Net realized and unrealized
     gain (loss)                               (2.02)           8.28          (2.95)          (1.12)         (37.26)          70.20
                                          ----------        --------     ----------      ----------      ----------      ----------
      Total from investment operations         (2.02)           8.28          (2.96)          (1.11)         (37.30)          70.30
                                          ----------        --------     ----------      ----------      ----------      ----------
Less distributions to shareholders:
   From net investment income                  (0.01)          (0.02)            --              --              --           (0.30)
   From net realized gains                     (1.80)             --             --           (1.49)        (112.32)         (10.10)
                                          ----------        --------     ----------      ----------      ----------      ----------
      Total distributions                      (1.81)          (0.02)            --           (1.49)        (112.32)         (10.40)
                                          ----------        --------     ----------      ----------      ----------      ----------
NET ASSET VALUE, END OF PERIOD            $    17.95        $  21.78     $    13.52      $    16.48      $    19.08      $   168.70
                                          ==========        ========     ==========      ==========      ==========      ==========
TOTAL RETURN (c)                               (9.68)%(d)**    61.22%(d)     (17.96)%(d)      (6.36)%(d)     (33.14)%(d)      67.27%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)      $   40,081        $ 41,662         $17,669      $   17,049      $   19,957      $  137,290
   Net expenses to average daily net
     assets                                     0.48%*          0.48%          0.49%           0.48%           0.48%           0.48%
   Net investment income to average
     daily net assets                           0.01%*          0.02%         (0.06)%          0.07%          (0.09)%          0.09%
   Portfolio turnover rate                        59%**           97%           116%            118%            147%            122%
   Fees and expenses reimbursed by the
     Manager to average daily
     net assets:                                0.21%*          0.24%          0.37%           0.33%           0.19%           0.11%
   Purchase premiums and redemption
     fees consisted of the following
     per share amounts: (e)               $     0.02        $   0.06     $     0.03      $     0.02      $     0.87             N/A

(a) Amounts were adjusted to reflect a 1:10 reverse stock split effective December 11, 2000.
(b) Net investment income was less than $0.01.
(c) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(d) Calculation excludes purchase premiums and redemption fees which are borne by the shareholders.
(e) Effective March 1, 2000, the Fund adopted the provision of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase premiums and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change. Amounts calculated using average shares outstanding throughout the period.
+   Calculated using average shares outstanding throughout the period.
*   Annualized.
**  Not annualized.

               See accompanying notes to the financial statements.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (UNAUDITED)

1.   ORGANIZATION

     GMO Small Cap Growth Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks long-term growth of capital. The Fund's benchmark is the Russell 2500 Growth Index.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued as determined in good faith by the Trustees or other persons acting at their direction.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See the Schedule of Investments for all open futures contracts as of August 31, 2004.

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2004, there were no open swap agreements.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See the Schedule of Investments for the open repurchase agreements as of August 31, 2004.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. As of August 31, 2004, the Fund had loaned securities having a market value of $2,453,362 collateralized by cash in the amount of $2,554,274, which was invested in short-term instruments.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases and fee on redemptions of Fund shares is 0.50% of the amount invested or redeemed. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2004 and for the year ended February 29, 2004, the Fund received $25,400 and $76,859 in purchase premiums and $11,371 and $27,104 in redemption fees, respectively. There is no premium for reinvested distributions or in-kind transactions.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of 0.33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

     GMO has entered into a binding agreement effective until at least June 30, 2005 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.33% of the average daily net assets.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2004 was $220. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2004, aggregated $26,887,644 and $24,201,215, respectively.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

5.   PRINCIPAL SHAREHOLDERS AND RELATED PARTIES

     At August 31, 2004, 57.3% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares. One of the shareholders is another fund of GMO Trust. Investment activities of these shareholders may have a material effect on the Fund. At August 31, 2004, 0.1% of the Fund was held by three related parties comprised of certain GMO employee accounts.

     As of August 31, 2004, substantially all of the Fund's shares were held by accounts for which the Manager has investment discretion.

6.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                      SIX MONTHS ENDED
                                                       AUGUST 31, 2004                    YEAR ENDED
                                                         (UNAUDITED)                   FEBRUARY 29, 2004
                                                ------------------------------    ------------------------------
                                                   SHARES           AMOUNT           SHARES           AMOUNT
                                                -------------    -------------    -------------    -------------
     Class III:
     Shares sold                                      234,714    $   5,075,655          928,784    $  15,444,987
     Shares issued to shareholders in
      reinvestment of distributions                   198,823        3,751,783            1,050           20,632
     Shares repurchased                              (113,430)      (2,305,594)        (323,661)      (5,584,645)
     Purchase premiums and redemption fees                 --           36,771               --          103,963
                                                -------------    -------------    -------------    -------------
     Net increase                                     320,107    $   6,558,615          606,173    $   9,984,937
                                                =============    =============    =============    =============

7.   SUBSEQUENT EVENT

     Effective October 5, 2004, GMO Trust appointed a Chief Compliance Officer and adopted a compliance plan in accordance with Rule 38a-1 under the Investment Company Act of 1940, as amended.

GMO SMALL CAP GROWTH FUND
(A SERIES OF GMO TRUST)

FUND EXPENSES
AUGUST 31, 2004 (UNAUDITED)

     The Fund incurs ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees, and other expenses. The following table, assuming a $1,000 investment in a class of shares, discloses the ending account value and operating expenses incurred for the six months ended August 31, 2004, based on, (1) the class's actual return and actual expenses, and (2) a hypothetical annualized 5% return and the class's actual expenses:

      Class III

                                                             OPERATING
                            BEGINNING          ENDING         EXPENSE
                              VALUE            VALUE         INCURRED *
      --------------------------------------------------------------------
      1) Actual            $ 1,000.00        $   903.20       $ 2.30
      2) Hypothetical        1,000.00          1,022.79         2.45

     *Expenses are calculated using the Class III annualized expense ratio for the six months ended August 31, 2004 of 0.48%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     You can estimate expenses incurred for the six months ended August 31, 2004 on your investment in a particular class of shares by dividing your investment value at August 31, 2004 by $1,000 and then multiplying that result by the operating expenses of the class owned as calculated above. You can also use this information to compare ongoing expenses of investing in the Fund with those of other mutual funds.

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2004

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

Beginning January 29, 2005, the Fund will be filing its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission's website at www.sec.gov. When filed, the Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund's website at www.gmo.com.

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS --  TABULAR HOLDINGS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

CLASSIFICATION                                                  % OF NET ASSETS
-------------------------------------------------------------------------------
Taiwan                                                                     98.7%
Short-Term Investments and Other Assets and Liabilities (net)               1.3
                                                                ---------------
                                                                          100.0%
                                                                ===============

               See accompanying notes to the financial statements.

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES       DESCRIPTION                                                       VALUE ($)
------------------------------------------------------------------------------------------------
                  COMMON STOCKS -- 98.7%

                  TAIWAN -- 98.7%
        217,000   Accton Technology Corp *                                               101,199
      5,360,403   Acer Inc                                                             7,165,728
      1,125,073   Advanced Semiconductor Engineering Inc *                               822,982
        378,075   Asia Cement Corp                                                       219,868
      7,291,900   Asustek Computer Inc                                                16,346,645
      2,164,000   BES Engineering Corp *                                                 316,876
        822,000   Cathay Financial Holding Co Ltd                                      1,442,627
      4,886,000   Cathay Real Estate Development Co Ltd                                2,539,830
      2,035,000   Chang Hwa Commercial Bank *                                          1,111,891
      2,169,180   Cheng Loong Corp                                                       732,430
      7,702,000   China Bills Finance Corp                                             2,304,695
     27,919,037   China Development Financial Holding Corp                            12,442,672
      5,815,503   China Life Insurance Co *                                            3,027,308
      1,374,000   China Manmade Fibers *                                                 656,376
        204,000   China Motor Corp Ltd                                                   238,785
      2,219,000   China Petrochemical Development Corp *                                 327,876
      4,754,792   Chinatrust Financial Holding Co                                      5,034,101
      1,010,972   Chung Hung Steel Corp *                                                437,453
      1,390,200   Chung Hwa Pulp Corp                                                    639,688
      2,655,000   Chunghwa Telecom Co Ltd                                              4,219,742
      1,079,000   CMC Magnetics Corp                                                     534,710
        586,330   Delta Electronics Inc                                                  754,402
          7,017   D-Link Corp                                                              7,988
        140,429   E.Sun Financial Holdings Co Ltd                                         80,362
        399,000   Far Eastern Department Stores Ltd                                      196,294
      2,614,420   Far Eastern Textile Co Ltd                                           1,557,961
        154,000   Federal Corp                                                            91,953
        792,720   Formosa Chemicals & Fibre Co                                         1,273,534
        615,860   Formosa Plastics Corp                                                  926,053
      1,036,000   Fubon Financial Holding Co Ltd                                         954,508
      1,368,202   GigaByte Technology Co Ltd                                           1,709,103
      1,490,000   Goldsun Development & Construction Co Ltd *                            312,887
        878,599   Hon Hai Precision Industry Co Ltd                                    2,886,115
      2,512,220   Hua Nan Financial Holdings Co Ltd                                    1,763,639

               See accompanying notes to the financial statements.

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES       DESCRIPTION                                                       VALUE ($)
------------------------------------------------------------------------------------------------
                  TAIWAN -- CONTINUED
      2,877,157   International Bank of Taipei                                         1,912,794
      7,203,770   Inventec Co Ltd                                                      3,871,286
      1,191,240   Kinpo Electronics                                                      497,637
      8,174,000   Macronix International *                                             2,087,131
         29,932   MediaTek Inc                                                           211,784
      3,469,000   Mega Financial Holdings Co Ltd                                       2,108,274
      1,243,000   Micro-Star International Co Ltd                                        999,184
        738,000   Mitac International Corp                                               291,722
      1,112,166   Mosel Vitelic Inc *                                                    127,775
        211,000   Optimax Technology Corp                                                507,398
        520,000   Oriental Union Chemical                                                518,124
         85,000   Phoenixtec Power Co Ltd                                                 88,960
         90,610   President Chain Store Corp                                             134,625
      3,809,521   Prodisc Technology Inc                                               1,913,702
        694,481   Quanta Computer Inc                                                  1,187,497
      1,529,000   Siliconware Precision Industries                                     1,125,477
        698,701   Sinopac Holdings Co                                                    352,197
      1,005,400   Sunplus Technology Co Ltd                                            1,455,151
        575,000   Systex Corp *                                                          218,743
      1,554,000   Taichung Commercial Bank *                                             408,486
        628,000   Taiwan Cellular Corp                                                   592,569
      9,863,053   Taiwan Cement Corp                                                   4,947,463
      1,056,899   Taiwan Semiconductor Manufacturing Co Ltd                            1,471,133
      9,551,000   Tatung Co *                                                          3,990,432
      1,141,000   TSRC Corp                                                              416,435
     20,132,400   United Microelectronics Corp *                                      13,623,200
      9,778,000   Walsin Lihwa Corp *                                                  4,820,290
      1,625,000   Waterland Financial Holdings                                           572,793
        795,607   Wintek Corp                                                            836,462
      3,152,000   Yageo Corp *                                                         1,315,303
      3,873,452   Yang Ming Marine Transport                                           3,408,171
        577,800   Yuen Foong Yu Paper Manufacturing Co Ltd                               275,889
        829,255   Yulon Motor Co Ltd                                                     821,489
                                                                                 ---------------
                                                                                     130,287,857
                                                                                 ---------------

                  TOTAL COMMON STOCKS (COST $127,730,603)                            130,287,857
                                                                                 ---------------

               See accompanying notes to the financial statements.

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

 PAR VALUE ($)    DESCRIPTION                                                       VALUE ($)
------------------------------------------------------------------------------------------------
                  SHORT-TERM INVESTMENT -- 0.1%

                  CASH EQUIVALENT -- 0.1%
        100,000   Societe Generale GC Time Deposit, 1.57%, due 09/01/04                  100,000
                                                                                 ---------------

                  TOTAL SHORT-TERM INVESTMENT (COST $100,000)                            100,000
                                                                                 ---------------

                  TOTAL INVESTMENTS -- 98.8%
                  (Cost $127,830,603)                                                130,387,857

                  Other Assets and Liabilities (net) -- 1.2%                           1,628,521
                                                                                 ---------------

                  TOTAL NET ASSETS -- 100.0%                                     $   132,016,378
                                                                                 ===============

                  NOTES TO SCHEDULE OF INVESTMENTS:

                  *     Non-income producing security.

     At August 31, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                      GROSS UNREALIZED   GROSS UNREALIZED   NET UNREALIZED
     AGGREGATE COST     APPRECIATION       DEPRECIATION      APPRECIATION
     --------------   ----------------   ----------------   --------------
     $  127,916,768     $  3,415,954       $  (944,865)      $  2,471,089

               See accompanying notes to the financial statements.

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- INDUSTRY SECTOR SUMMARY
(SHOWING PERCENTAGE OF EQUITY INVESTMENTS)
AUGUST 31, 2004 (UNAUDITED)

At August 31, 2004, industry sector diversification of the Fund's equity investments was as follows:

          INDUSTRY SECTOR
          -------------------------------------
          Information Technology           50.7%
          Financials                       27.7
          Materials                         9.0
          Industrials                       7.8
          Telecommunication Services        3.7
          Consumer Discretionary            1.0
          Consumer Staples                  0.1
                                         ------
                                          100.0%
                                         ======

               See accompanying notes to the financial statements.

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2004 (UNAUDITED)

ASSETS:
  Investments, at value (cost $127,830,603) (Note 2)                             $  130,387,857
  Cash                                                                                   35,533
  Foreign currency, at value (cost $871,212) (Note 2)                                   870,227
  Dividends and interest receivable                                                   1,123,834
                                                                                 --------------

    Total assets                                                                    132,417,451
                                                                                 --------------

LIABILITIES:
  Payable for investments purchased                                                     130,188
  Payable to affiliate for (Note 3):
    Management fee                                                                       86,843
    Shareholder service fee                                                              16,082
    Trustees fee                                                                            477
  Accrued expenses                                                                      167,483
                                                                                 --------------

    Total liabilities                                                                   401,073
                                                                                 --------------
NET ASSETS                                                                       $  132,016,378
                                                                                 ==============

NET ASSETS CONSIST OF:
  Paid-in capital                                                                   127,977,580
  Accumulated undistributed net investment income                                     1,456,800
  Accumulated net realized gain                                                          26,132
  Net unrealized appreciation                                                         2,555,866
                                                                                 --------------
                                                                                 $  132,016,378
                                                                                 ==============

NET ASSETS ATTRIBUTABLE TO:
  Class III shares                                                               $  132,016,378
                                                                                 ==============

SHARES OUTSTANDING:
  Class III                                                                           5,690,890
                                                                                 ==============

NET ASSET VALUE PER SHARE:
  Class III                                                                      $        23.20
                                                                                 ==============

               See accompanying notes to the financial statements.

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)


STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
  Dividends (net of withholding taxes of $717,605)                                  $    2,899,356
  Interest                                                                                   6,875
                                                                                    --------------

      Total income                                                                       2,906,231
                                                                                    --------------

EXPENSES:
  Management fee (Note 3)                                                                  602,143
  Shareholder service fee (Note 3) - Class III                                             111,508
  Custodian fees                                                                           265,972
  Transfer agent fees                                                                       14,168
  Audit and tax fees                                                                        24,012
  Legal fees                                                                                 2,576
  Trustees fees and related expenses (Note 3)                                                1,330
  Miscellaneous                                                                                828
                                                                                    --------------
    Net expenses                                                                         1,022,537
                                                                                    --------------

      Net investment income                                                              1,883,694
                                                                                    --------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
    Investments                                                                            575,336
    Foreign currency, forward contracts and foreign currency related transactions         (469,747)
                                                                                    --------------

      Net realized gain                                                                    105,589
                                                                                    --------------

  Change in net unrealized appreciation (depreciation) on:
    Investments                                                                        (32,483,774)
    Foreign currency, forward contracts and foreign currency related transactions           (1,098)
                                                                                    --------------

      Net unrealized loss                                                              (32,484,872)
                                                                                    --------------

    Net realized and unrealized loss                                                   (32,379,283)
                                                                                    --------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $  (30,495,589)
                                                                                    ==============

               See accompanying notes to the financial statements.

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                         SIX MONTHS ENDED
                                                                          AUGUST 31, 2004      YEAR ENDED
                                                                            (UNAUDITED)     FEBRUARY 29, 2004
                                                                         ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income (loss)                                            $    1,883,694     $     (452,918)
  Net realized gain                                                              105,589         11,370,639
  Change in net unrealized appreciation (depreciation)                       (32,484,872)        35,060,373
                                                                          --------------     --------------

  Net increase (decrease) in net assets from operations                      (30,495,589)        45,978,094
                                                                          --------------     --------------

Distributions to shareholders from:
  Net investment income
      Class III                                                                       --           (115,236)
  Net realized gains
      Class III                                                               (9,930,750)        (2,399,795)
                                                                          --------------     --------------

                                                                              (9,930,750)        (2,515,031)
                                                                          --------------     --------------
  Net share transactions (Note 6):
      Class III                                                               (9,095,408)        96,489,411
  Purchase premiums and redemption fees (Notes 2 and 6):
      Class III                                                                  225,056            193,238
                                                                          --------------     --------------

  Total increase (decrease) in net assets resulting from net share
    transactions and net purchase premiums and redemption fees                (8,870,352)        96,682,649
                                                                          --------------     --------------
      Total increase (decrease) in net assets                                (49,296,691)       140,145,712

NET ASSETS:
  Beginning of period                                                        181,313,069         41,167,357
                                                                          --------------     --------------
  End of period (including accumulated undistributed net investment income of $1,456,800 and distributions in excess of net investment
    income of $426,894, respectively)                                     $  132,016,378     $  181,313,069
                                                                          ==============     ==============

               See accompanying notes to the financial statements.

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             SIX MONTHS ENDED      YEAR ENDED FEBRUARY 28/29,
                                                              AUGUST 31, 2004      --------------------------
                                                                (UNAUDITED)            2004         2003(a)
                                                             ----------------      -----------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD                            $    29.67          $    20.28    $   20.00
                                                                ----------          ----------    ---------
Income from investment operations:

  Net investment income (loss)                                        0.32               (0.10)       (0.12)
  Net realized and unrealized gain (loss)                            (5.23)              10.03         0.40
                                                                ----------          ----------    ---------

    Total from investment operations                                 (4.91)               9.93         0.28
                                                                ----------          ----------    ---------

Less distributions to shareholders:
  From net investment income                                            --               (0.02)          --
  From net realized gains                                            (1.56)              (0.52)          --
                                                                ----------          ----------    ---------

    Total distributions                                              (1.56)              (0.54)          --
                                                                ----------          ----------    ---------
NET ASSET VALUE, END OF PERIOD                                  $    23.20          $    29.67    $   20.28
                                                                ==========          ==========    =========
TOTAL RETURN (b)                                                    (16.70)%**           49.53%        1.40%**

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                             $  132,016          $  181,313    $  41,167
  Net expenses to average daily net assets                            1.38%*              1.36%        1.76%*
  Net investment income (loss) to average daily net assets            1.28%(c)**         (0.40)%      (1.43)%*
  Portfolio turnover rate                                               48%**               86%          50%**
  Purchase premiums and redemption fees consisted of the
    following per share amounts:+                               $     0.04          $     0.04    $    0.01

(a) Period from October 4, 2002 (commencement of operations) through February 28, 2003.
(b) Calculation excludes purchase premiums and redemption fees which are borne by the shareholders.
(c) The ratio for the six months ended August 31, 2004, has not been annualized since the Fund belieives it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.
+    Computed using average shares outstanding throughout the period.
*    Annualized.
**   Not annualized.

               See accompanying notes to the financial statements.

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (UNAUDITED)

1.   ORGANIZATION

     GMO Taiwan Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in equity securities traded in the Taiwan securities markets. The Fund's benchmark is the MSCI Taiwan Index.

     Shares of the Fund are principally available to other GMO Funds and certain accredited investors.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. The value of securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund's investments will be valued at "fair value", as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect its value. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. As of August 31, 2004, there were no forward foreign currency contracts outstanding.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2004, there were no outstanding futures contracts.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. As of August 31, 2004, there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. As of August 31, 2004, there were no open purchased option contracts.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     INDEXED SECURITIES
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. As of August 31, 2004, the Fund held no indexed securities.

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2004, there were no outstanding swap contracts.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. As of August 31, 2004, the Fund did not have any securities on loan.

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     The Fund is currently subject to Taiwan security transaction tax of 0.3% on equities and 0.1% on mutual fund shares of the transaction amount.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     Taiwanese companies typically declare dividends in the Fund's third fiscal quarter of each year. As a result, the Fund receives substantially less dividend income in the first half of its year.

     Dividend and interest income generated in Taiwan is subject to a 20% withholding tax. Stock dividends received (except those which have resulted from capitalization of capital surplus) are taxable at 20% of the par value of the stock dividends received.

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases of Fund shares is 0.15% of the amount invested. In the case of cash redemptions, the fee is 0.45% of the amount redeemed. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2004 and the year ended February 29, 2004, the Fund received $35,712 and $154,266 in purchase premiums, respectively and $189,344 and $38,972 in redemption fees, respectively. There is no premium for reinvested distributions or in-kind transactions.

     INVESTMENT RISK
     Investments in emerging countries, such as Taiwan, present certain risks that are not inherent in many other securities. Many emerging countries present elements of political and/or economic instability. The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The Taiwanese markets are relatively illiquid. Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings. The Fund may concentrate investments in the securities of a small number of issuers. As a result, the value of the Fund's shares can be expected to change in light of factors affecting those issuers and may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of securities.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of 0.81% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for class III shares.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2004 was $778. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchase and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2004, aggregated $71,767,645 and $90,943,356, respectively.

5.    PRINCIPAL SHAREHOLDERS

     At August 31, 2004, 91.2% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund.

     As of August 31, 2004, all of the Fund's shares were held by accounts for which the Manager has investment discretion.

6.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                    SIX MONTHS ENDED
                                                     AUGUST 31, 2004                     YEAR ENDED
                                                       (UNAUDITED)                   FEBRUARY 29, 2004
                                             ------------------------------    ------------------------------
                                                SHARES           AMOUNT           SHARES           AMOUNT
                                             ------------    --------------    ------------    --------------
     Class III:
     Shares sold                                1,382,151    $   34,901,180       4,355,258    $  103,059,495
     Shares issued to shareholders in
       reinvestment of distributions              412,923         9,885,373         101,473         2,495,888
     Shares repurchased                        (2,215,509)      (53,881,961)       (375,789)       (9,065,972)
     Purchase premiums and redemption fees             --           225,056              --           193,238
                                             ------------    --------------    ------------    --------------
     Net increase (decrease)                     (420,435)   $   (8,870,352)      4,080,942    $   96,682,649
                                             ============    ==============    ============    ==============

7.   SUBSEQUENT EVENT

     Effective October 5, 2004, GMO Trust appointed a Chief Compliance Officer and adopted a compliance plan in accordance with Rule 38a-1 under the Investment Company Act of 1940, as amended.

GMO TAIWAN FUND
(A SERIES OF GMO TRUST)

FUND EXPENSES
AUGUST 31, 2004 (UNAUDITED)

     The Fund incurs ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees, and other expenses. The following table, assuming a $1,000 investment in a class of shares, discloses the ending account value and operating expenses incurred for the six months ended August 31, 2004, based on, (1) the class's actual return and actual expenses, and (2) a hypothetical annualized 5% return and the class's actual expenses:

     Class III

                                                   OPERATING
                        BEGINNING      ENDING       EXPENSE
                         AMOUNT         VALUE      INCURRED *
     --------------------------------------------------------
     1) Actual         $ 1,000.00    $    833.00    $  6.38
     2) Hypothetical     1,000.00       1,018.25       7.02

     *Expenses are calculated using the Class III annualized expense ratio for the six months ended August 31, 2004 of 1.38%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     You can estimate expenses incurred for the six months ended August 31, 2004 on your investment in a particular class of shares by dividing your investment value at August 31, 2004 by $1,000 and then multiplying that result by the operating expenses of the class owned as calculated above. You can also use this information to compare ongoing expenses of investing in the Fund with those of other mutual funds.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2004

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

Beginning January 29, 2005, the Fund will be filing its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission's website at www.sec.gov. When filed, the Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund's website at www.gmo.com.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- TABULAR HOLDINGS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

CLASSIFICATION                                                  % OF NET ASSETS
-------------------------------------------------------------------------------
Automotive                                                                  4.1%
Construction                                                                1.5
Consumer Goods                                                              4.0
Financial                                                                  18.7
Food & Beverage                                                             1.6
Health Care                                                                16.8
Machinery                                                                   0.6
Manufacturing                                                               3.2
Metals & Mining                                                             0.6
Oil & Gas                                                                   8.2
Primary Process Industry                                                    0.7
Retail Stores                                                               9.2
Services                                                                    2.9
Technology                                                                 12.1
Transportation                                                              0.7
Utility                                                                    13.4
Mutual Funds                                                                1.3
Futures                                                                     0.0
Short-Term Investments and Other Assets and Liabilities (net)               0.4
                                                                ---------------
                                                                          100.0%
                                                                ===============

               See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

    SHARES        DESCRIPTION                                                       VALUE ($)
------------------------------------------------------------------------------------------------
                  COMMON STOCKS -- 98.3%

                  AUTOMOTIVE -- 4.1%
         27,600   Delphi Corp.                                                           252,816
        286,493   Ford Motor Co.                                                       4,042,416
        104,313   General Motors Corp. (a)                                             4,309,170
         50,400   Harley-Davidson, Inc.                                                3,075,408
         29,200   Johnson Controls, Inc.                                               1,643,960
          6,200   Lear Corp.                                                             334,056
                                                                                 ---------------
                                                                                      13,657,826
                                                                                 ---------------

                  CONSTRUCTION -- 1.5%
         28,500   Centex Corp.                                                         1,304,445
         39,450   D.R. Horton, Inc.                                                    1,220,583
         20,800   Georgia-Pacific Corp.                                                  706,784
         12,200   KB Home                                                                838,994
          7,800   Lennar Corp.-Class A                                                   357,240
         10,500   Pulte Homes, Inc.                                                      618,975
                                                                                 ---------------
                                                                                       5,047,021
                                                                                 ---------------

                  CONSUMER GOODS -- 4.0%
          1,600   Coach, Inc. *                                                           67,440
         75,900   Eastman Kodak Co. (a)                                                2,245,122
          7,100   Fortune Brands, Inc.                                                   519,365
         47,300   Gillette Co. (The)                                                   2,010,250
          8,300   Harman International Industries, Inc.                                  802,527
         37,900   Jones Apparel Group, Inc.                                            1,352,651
         57,500   Kimberly Clark Corp.                                                 3,835,250
         27,000   Liz Claiborne, Inc.                                                  1,027,890
         12,000   Mohawk Industries, Inc. *(a)                                           923,040
          4,500   VF Corp.                                                               222,030
          3,800   Whirlpool Corp.                                                        232,332
                                                                                 ---------------
                                                                                      13,237,897
                                                                                 ---------------

               See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

    SHARES        DESCRIPTION                                                       VALUE ($)
------------------------------------------------------------------------------------------------
                  FINANCIAL -- 18.7%
         70,700   Allstate Corp. (The)                                                 3,337,747
         14,200   AMBAC Financial Group, Inc.                                          1,072,100
         73,900   American International Group, Inc.                                   5,264,636
         19,306   Bank of America Corp.                                                  868,384
          2,300   Bank of New York Co. (The), Inc.                                        68,540
          8,700   BB&T Corp.                                                             347,913
         11,821   Bear Stearns Cos. (The), Inc.                                        1,039,302
         16,000   Capital One Financial Corp.                                          1,084,160
         18,700   CIT Group, Inc.                                                        668,338
          7,500   Citigroup, Inc.                                                        349,350
          7,000   CNA Financial Corp. *                                                  168,700
         18,200   Comerica, Inc.                                                       1,094,730
         34,600   Countrywide Financial Corp.                                          1,230,030
        161,300   Fannie Mae                                                          12,008,785
         55,955   Fidelity National Financial, Inc.                                    2,106,706
        100,600   Freddie Mac                                                          6,752,272
         17,700   Greenpoint Financial Corp.                                             779,685
         20,500   Hartford Financial Services Group, Inc.                              1,253,780
            500   Hudson City Bancorp, Inc.                                               17,115
         71,740   JPMorgan Chase & Co.                                                 2,839,469
         22,900   KeyCorp                                                                717,915
         27,000   Lincoln National Corp.                                               1,223,100
          6,100   MBIA, Inc.                                                             349,347
        105,200   MBNA Corp.                                                           2,539,528
         11,100   Metlife, Inc.                                                          413,475
         29,900   MGIC Investment Corp.                                                2,041,273
         21,500   National City Corp.                                                    812,485
         29,700   Old Republic International Corp.                                       699,435
         26,500   PMI Group (The), Inc.                                                1,100,545
         15,600   PNC Financial Services Group, Inc.                                     837,252
         19,600   Radian Group, Inc.                                                     868,280
         19,630   Regions Financial Corp.                                                633,853
          5,700   SEI Investments Co.                                                    186,276
          5,400   Sovereign Bancorp, Inc.                                                118,044
          4,800   Suntrust Banks, Inc.                                                   326,880
          4,800   T. Rowe Price Group, Inc.                                              237,744

               See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

    SHARES        DESCRIPTION                                                       VALUE ($)
------------------------------------------------------------------------------------------------
                  FINANCIAL -- CONTINUED
         20,200   Torchmark Corp.                                                      1,039,896
         66,800   UnumProvident Corp.                                                  1,080,824
          6,600   Wachovia Corp.                                                         309,606
         92,800   Washington Mutual, Inc.                                              3,603,424
                                                                                 ---------------
                                                                                      61,490,924
                                                                                 ---------------

                  FOOD & BEVERAGE -- 1.6%
         21,200   Archer Daniels Midland Co.                                             338,564
         43,600   Coca Cola Enterprises, Inc.                                            900,340
         32,100   ConAgra Foods, Inc.                                                    841,020
          9,900   McCormick & Co., Inc.                                                  332,145
         85,500   Sara Lee Corp.                                                       1,892,115
         47,900   Tyson Foods, Inc.-Class A                                              789,392
          3,900   WM Wrigley Jr. Co.                                                     241,917
                                                                                 ---------------
                                                                                       5,335,493
                                                                                 ---------------

                  HEALTH CARE -- 16.8%
          6,200   Aetna, Inc.                                                            574,430
         54,900   AmerisourceBergen Corp.                                              2,970,090
         11,700   Bard (C.R.), Inc.                                                      656,370
         53,500   Baxter International, Inc.                                           1,633,890
         13,300   Becton, Dickinson & Co.                                                639,996
         35,100   Biomet, Inc.                                                         1,602,315
         56,900   Bristol-Myers Squibb Co.                                             1,350,237
         43,900   Cardinal Health, Inc.                                                1,984,280
         41,500   Cigna Corp.                                                          2,762,240
          3,500   Coventry Health Care, Inc. *                                           177,730
          3,700   Dentsply International, Inc.                                           188,515
          4,800   Express Scripts Inc *                                                  303,360
         13,000   Genentech, Inc. *                                                      634,140
         80,800   Guidant Corp.                                                        4,831,840
         21,700   Health Management Associates, Inc.-Class A                             414,904
         27,500   Health Net, Inc. *                                                     713,350
         39,500   Humana, Inc. *                                                         750,500
        130,520   Johnson & Johnson                                                    7,583,212

               See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

    SHARES        DESCRIPTION                                                       VALUE ($)
------------------------------------------------------------------------------------------------
                  HEALTH CARE -- CONTINUED
         32,200   Lincare Holdings, Inc. *                                             1,034,908
          6,800   Manor Care, Inc.                                                       208,556
         23,300   McKesson Corp.                                                         721,135
        150,900   Merck & Co., Inc.                                                    6,785,973
          2,700   Patterson Cos., Inc. *                                                 197,721
        221,090   Pfizer, Inc.                                                         7,223,010
        136,000   Schering-Plough Corp.                                                2,510,560
         44,200   Stryker Corp.                                                        2,002,260
        113,900   Tenet Healthcare Corp. *                                             1,186,838
         35,112   UnitedHealth Group, Inc.                                             2,321,957
         12,200   WellPoint Health Networks *                                          1,197,796
          3,100   Zimmer Holdings, Inc. *                                                221,030
                                                                                 ---------------
                                                                                      55,383,143
                                                                                 ---------------

                  MACHINERY -- 0.6%
         10,300   Caterpillar, Inc.                                                      748,810
         14,100   Deere and Co.                                                          892,107
          7,200   Smith International, Inc. *                                            410,256
                                                                                 ---------------
                                                                                       2,051,173
                                                                                 ---------------

                  MANUFACTURING -- 3.2%
         35,800   American Standard Cos., Inc. *                                       1,346,438
         10,500   Danaher Corp.                                                          539,910
         39,700   General Electric Co.                                                 1,301,763
         82,400   Honeywell International, Inc.                                        2,964,752
         32,400   Illinois Tool Works, Inc.                                            2,957,796
         11,300   Sealed Air Corp. *                                                     555,056
          7,200   SPX Corp.                                                              262,728
          8,600   Textron, Inc.                                                          546,014
                                                                                 ---------------
                                                                                      10,474,457
                                                                                 ---------------

                  METALS & MINING -- 0.6%
         59,400   Alcoa, Inc.                                                          1,923,372
                                                                                 ---------------

               See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

    SHARES        DESCRIPTION                                                       VALUE ($)
------------------------------------------------------------------------------------------------
                  OIL & GAS -- 8.2%
         20,400   Amerada Hess Corp.                                                   1,642,200
          5,900   Anadarko Petroleum Corp.                                               349,398
         11,000   Ashland, Inc.                                                          565,730
         29,800   Burlington Resources, Inc.                                           1,079,654
         41,000   ChevronTexaco Corp.                                                  3,997,500
         38,033   ConocoPhillips                                                       2,830,796
        211,700   Exxon Mobil Corp.                                                    9,759,370
         64,600   Marathon Oil Corp.                                                   2,343,042
         41,700   Occidental Petroleum Corp.                                           2,153,805
         11,500   Sunoco, Inc.                                                           707,250
         17,500   Unocal Corp.                                                           653,450
         16,000   Valero Energy Corp.                                                  1,056,480
                                                                                 ---------------
                                                                                      27,138,675
                                                                                 ---------------

                  PRIMARY PROCESS INDUSTRY -- 0.7%
         26,100   Monsanto Co.                                                           955,260
          3,700   Nucor Corp.                                                            289,673
         21,300   Sherwin-Williams Co. (The)                                             879,690
                                                                                 ---------------
                                                                                       2,124,623
                                                                                 ---------------

                  RETAIL STORES -- 9.2%
         77,976   Albertson's, Inc. (a)                                                1,916,650
         35,900   Autonation, Inc. *                                                     590,196
          5,000   CDW Corp.                                                              292,500
         31,600   CVS Corp.                                                            1,264,000
         17,400   Dollar Tree Stores, Inc. *                                             409,074
          6,000   Fastenal Co.                                                           376,680
          1,200   Federated Department Stores                                             52,080
        375,300   Home Depot, Inc.                                                    13,720,968
         19,900   JC Penney Co., Inc. Holding Co.                                        762,568
         61,400   Kroger Co. *                                                         1,014,942
         26,000   Limited Brands, Inc.                                                   522,080
         17,700   May Department Stores Co. (The)                                        433,827
          4,500   Nordstrom, Inc.                                                        167,085
         71,000   Rite Aid Corp. *                                                       312,400

               See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

    SHARES        DESCRIPTION                                                       VALUE ($)
------------------------------------------------------------------------------------------------
                  RETAIL STORES -- CONTINUED
         37,100   Ross Stores, Inc.                                                      784,665
        163,800   Safeway, Inc. *                                                      3,308,760
         34,400   Sears Roebuck & Co.                                                  1,316,832
         27,700   Supervalu, Inc.                                                        730,172
          8,100   Target Corp.                                                           361,098
         38,400   TJX Cos., Inc.                                                         812,544
         14,500   Wal-Mart Stores, Inc.                                                  763,715
          4,900   Whole Foods Market, Inc.                                               380,877
                                                                                 ---------------
                                                                                      30,293,713
                                                                                 ---------------

                  SERVICES -- 2.9%
         13,200   First Health Group Corp. *                                             201,300
        172,300   McDonald's Corp.                                                     4,655,546
         13,300   Outback Steakhouse, Inc.                                               520,562
         16,700   RR Donnelley & Sons Co.                                                513,191
         45,000   Starbucks Corp. *                                                    1,945,800
         31,300   Sysco Corp.                                                          1,005,982
         19,000   Wendy's International, Inc.                                            653,030
                                                                                 ---------------
                                                                                       9,495,411
                                                                                 ---------------

                  TECHNOLOGY -- 12.1%
          9,400   Applera Corp.-Applied Biosystems Group                                 178,976
          5,500   Autodesk, Inc.                                                         244,255
         35,900   Avaya, Inc. *                                                          435,108
         95,400   Boeing Co. (The)                                                     4,981,788
         51,100   Cisco Systems, Inc. *                                                  958,636
          6,000   Computer Associates International, Inc.                                145,320
        165,000   Dell, Inc. *                                                         5,748,600
          4,000   Diebold, Inc.                                                          195,560
         46,700   Electronic Data Systems Corp. (a)                                      897,574
         41,300   First Data Corp.                                                     1,744,925
         10,100   General Dynamics Corp.                                                 986,164
        160,700   Intel Corp.                                                          3,421,303
         10,900   International Business Machines Corp.                                  923,121
         14,200   Lexmark International, Inc. *                                        1,255,990

               See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

    SHARES        DESCRIPTION                                                       VALUE ($)
------------------------------------------------------------------------------------------------
                  TECHNOLOGY -- CONTINUED
        103,400   Microsoft Corp.                                                      2,822,820
        261,900   Motorola, Inc.                                                       4,229,685
         29,600   National Semiconductor Corp. *                                         394,568
         11,300   NCR Corp. *                                                            499,121
          3,112   Northrop Grumman Corp.                                                 160,735
        156,600   Qualcomm, Inc.                                                       5,958,630
          6,400   Rockwell Automation, Inc.                                              249,600
         27,800   Symantec Corp. *                                                     1,333,288
         53,300   Texas Instruments, Inc.                                              1,041,482
         55,100   Time Warner, Inc. *                                                    900,885
          1,400   Waters Corp. *                                                          60,634
         17,100   Xerox Corp. *                                                          229,653
                                                                                 ---------------
                                                                                      39,998,421
                                                                                 ---------------

                  TRANSPORTATION -- 0.7%
         46,100   Burlington Northern Santa Fe Corp.                                   1,650,380
         13,200   CSX Corp.                                                              416,856
          4,300   Expeditors International Washington, Inc. (a)                          209,754
                                                                                 ---------------
                                                                                       2,276,990
                                                                                 ---------------

                  UTILITY -- 13.4%
         25,500   AES Corp. (The) *                                                      257,295
          6,100   Ameren Corp.                                                           285,419
         33,900   American Electric Power Co., Inc.                                    1,109,546
        150,206   AT&T Corp.                                                           2,220,045
        191,900   BellSouth Corp.                                                      5,135,244
         19,500   Centerpoint Energy, Inc.                                               213,330
          6,900   Consolidated Edison, Inc.                                              291,180
          9,200   Constellation Energy Group, Inc.                                       378,120
          8,100   DTE Energy Co.                                                         334,692
         75,000   Duke Energy Corp.                                                    1,660,500
         46,700   Edison International                                                 1,255,296
        126,000   El Paso Corp.                                                        1,030,680
         10,700   Exelon Corp.                                                           394,295
          5,800   FirstEnergy Corp.                                                      233,392

               See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES  /
 PAR VALUE ($)    DESCRIPTION                                                       VALUE ($)
------------------------------------------------------------------------------------------------
                  UTILITY -- CONTINUED
          3,100   FPL Group, Inc.                                                        214,520
          3,300   Kinder Morgan, Inc.                                                    199,650
         97,300   PG&E Corp. *                                                         2,840,187
          8,000   Pinnacle West Capital Corp.                                            337,680
         26,800   PPL Corp.                                                            1,281,844
          7,300   Progress Energy, Inc.                                                  320,397
         15,600   Public Service Enterprise Group, Inc.                                  660,504
        463,414   SBC Communications, Inc.                                            11,951,447
         12,700   Sempra Energy                                                          459,105
        125,700   Sprint Corp.-FON Group                                               2,473,776
         14,100   TECO Energy, Inc. (a)                                                  186,966
          1,800   Telephone & Data Systems, Inc.                                         138,780
         21,200   TXU Corp.                                                              882,556
        183,384   Verizon Communications, Inc.                                         7,197,822
         19,400   Xcel Energy, Inc. (a)                                                  342,410
                                                                                 ---------------
                                                                                      44,286,678
                                                                                 ---------------

                  TOTAL COMMON STOCKS (COST $311,144,310)                            324,215,817
                                                                                 ---------------

                  MUTUAL FUNDS -- 1.3%

      2,970,305   Dreyfus Cash Management Plus Fund (b)                                2,970,305
      1,266,899   Merrimac Cash Series, Premium Class (b)                              1,266,899
                                                                                 ---------------

                  TOTAL MUTUAL FUNDS (COST $4,237,204)                                 4,237,204
                                                                                 ---------------

                  SHORT-TERM INVESTMENTS -- 3.3%

                  CASH EQUIVALENT -- 1.5%
      5,000,918   Harris Trust & Savings Bank Eurodollar Time Deposit, 1.51%,
                  due 9/16/04 (b)                                                      5,000,918
                                                                                 ---------------

                  U.S. GOVERNMENT -- 0.5%
      1,500,000   U.S. Treasury Bill, 1.04%, due 9/23/04 (c)(d)                        1,499,019
                                                                                 ---------------

               See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

 PAR VALUE ($)    DESCRIPTION                                                       VALUE ($)
------------------------------------------------------------------------------------------------
                  REPURCHASE AGREEMENT -- 1.3%
      4,445,834   Citigroup Global Markets Repurchase Agreement, dated
                  8/31/04, due 9/01/04, with a maturity value of $4,445,970
                  and an effective yield of 1.10%, collateralized by a
                  U.S. Treasury Note with a rate of 2.75%, maturity date of
                  7/31/06 and a market value, with accrued interest of
                  $4,535,114.                                                          4,445,834
                                                                                 ---------------

                  TOTAL SHORT-TERM INVESTMENTS (COST $10,945,771)                     10,945,771
                                                                                 ---------------

                  TOTAL INVESTMENTS -- 102.9%
                  (Cost $326,327,285)                                                339,398,792

                  Other Assets and Liabilities (net) -- (2.9%)                        (9,526,194)
                                                                                 ---------------

                  TOTAL NET ASSETS -- 100.0%                                     $   329,872,598
                                                                                 ===============

                  NOTES TO THE SCHEDULE OF INVESTMENTS:

                  *    Non-income producing security.
                  (a)  All or a portion of this security is out on loan
                       (Note 2).
                  (b)  Investment of security lending collateral (Note 2).
                  (c) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 2).
                  (d)  Rate shown represents yield to maturity.

     At August 31, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                      GROSS UNREALIZED   GROSS UNREALIZED   NET UNREALIZED
     AGGREGATE COST     APPRECIATION       DEPRECIATION      APPRECIATION
     --------------   ----------------   ----------------   --------------
     $  329,119,769     $  24,503,186     $  (14,224,163)    $  10,279,023

     At February 29, 2004, GMO Tobacco-Free Core Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Internal Revenue Code, of $24,719,851, $28,414,910 and $5,841,231 expiring in 2010, 2011 and 2012, respectively. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Internal Revenue Code related to share ownership activity.

               See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     A summary of outstanding financial instruments at August 31, 2004 is as follows:

     FUTURES CONTRACTS

     NUMBER OF                                         CONTRACT    NET UNREALIZED
     CONTRACTS         TYPE         EXPIRATION DATE     VALUE       APPRECIATION
     ---------   ----------------   ---------------   ----------   --------------
       Buys

        3        S&P 500             September 2004   $  828,075   $       16,982
                                                                   ==============

     At August 31, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

               See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2004 (UNAUDITED)

ASSETS:
  Investments, at value, including securities on loan of $8,976,654 (cost $326,327,285) (Note 2)   $  339,398,792
  Receivable for investments sold                                                                       7,089,167
  Dividends and interest receivable                                                                       559,454
  Receivable for variation margin on open futures contracts (Note 2)                                        4,868
  Receivable for expenses reimbursed by Manager (Note 3)                                                   13,423
                                                                                                   --------------

    Total assets                                                                                      347,065,704
                                                                                                   --------------

LIABILITIES:
  Payable for investments purchased                                                                     7,778,850
  Payable upon return of securities loaned (Note 2)                                                     9,238,122
  Payable to affiliate for (Note 3):
    Management fee                                                                                         92,159
    Shareholder service fee                                                                                36,841
    Trustees fee                                                                                            1,448
  Accrued expenses                                                                                         45,686
                                                                                                   --------------

    Total liabilities                                                                                  17,193,106
                                                                                                   --------------
NET ASSETS                                                                                         $  329,872,598
                                                                                                   ==============

NET ASSETS CONSIST OF:
  Paid-in capital                                                                                  $  349,039,118
  Accumulated undistributed net investment income                                                         861,624
  Accumulated net realized loss                                                                       (33,116,633)
  Net unrealized appreciation                                                                          13,088,489
                                                                                                   --------------
                                                                                                   $  329,872,598
                                                                                                   ==============

NET ASSETS ATTRIBUTABLE TO:
  Class III shares                                                                                 $  200,085,237
                                                                                                   ==============
  Class IV shares                                                                                  $  129,787,361
                                                                                                   ==============

SHARES OUTSTANDING:
  Class III                                                                                            17,653,712
                                                                                                   ==============
  Class IV                                                                                             11,446,925
                                                                                                   ==============

NET ASSET VALUE PER SHARE:
  Class III                                                                                        $        11.33
                                                                                                   ==============
  Class IV                                                                                         $        11.34
                                                                                                   ==============

               See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
  Dividends                                                                      $    4,024,670
  Interest (including securities lending income of $3,339)                               25,442
                                                                                 --------------

      Total income                                                                    4,050,112
                                                                                 --------------

EXPENSES:
  Management fee (Note 3)                                                               780,433
  Shareholder service fee (Note 3) - Class III                                          147,569
  Shareholder service fee (Note 3) - Class IV                                           145,021
  Custodian and transfer agent fees                                                      52,163
  Audit and tax fees                                                                     19,688
  Legal fees                                                                              7,820
  Trustees fees and related expenses (Note 3)                                             4,022
  Registration fees                                                                       1,288
  Miscellaneous                                                                           2,945
                                                                                 --------------
    Total expenses                                                                    1,160,949
  Fees and expenses reimbursed by Manager (Note 3)                                      (83,904)
                                                                                 --------------
    Net expenses                                                                      1,077,045
                                                                                 --------------

      Net investment income                                                           2,973,067
                                                                                 --------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain on:
    Investments                                                                      30,042,057
    Closed futures contracts                                                             45,364
                                                                                 --------------

      Net realized gain                                                              30,087,421
                                                                                 --------------

  Change in net unrealized appreciation (depreciation) on:
    Investments                                                                     (47,325,055)
    Open futures contracts                                                               17,804
                                                                                 --------------

      Net unrealized loss                                                           (47,307,251)
                                                                                 --------------

    Net realized and unrealized loss                                                (17,219,830)
                                                                                 --------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $  (14,246,763)
                                                                                 ==============

               See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                  SIX MONTHS ENDED
                                                                   AUGUST 31, 2004        YEAR ENDED
                                                                     (UNAUDITED)       FEBRUARY 29, 2004
                                                                  ----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                           $      2,973,067     $       7,342,958
  Net realized gain                                                     30,087,421            14,916,503
  Change in net unrealized appreciation (depreciation)                 (47,307,251)          155,717,816
                                                                  ----------------     -----------------

  Net increase (decrease) in net assets from operations                (14,246,763)          177,977,277
                                                                  ----------------     -----------------

Distributions to shareholders from:
  Net investment income
    Class III                                                           (1,502,274)           (2,594,439)
    Class IV                                                            (1,697,340)           (4,883,887)
                                                                  ----------------     -----------------
      Total distributions from net investment income                    (3,199,614)           (7,478,326)
                                                                  ----------------     -----------------

  Net share transactions (Note 6):
    Class III                                                           19,086,739           (34,050,800)
    Class IV                                                          (254,591,680)          (24,650,110)
                                                                  ----------------     -----------------
  Decrease in net assets resulting from net share transactions        (235,504,941)          (58,700,910)
                                                                  ----------------     -----------------

    Total increase (decrease) in net assets                           (252,951,318)          111,798,041

NET ASSETS:
  Beginning of period                                                  582,823,916           471,025,875
                                                                  ----------------     -----------------
  End of period (including accumulated undistributed net
    investment income of $861,624 and $1,088,171, respectively)   $    329,872,598     $     582,823,916
                                                                  ================     =================

               See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       SIX MONTHS ENDED                    YEAR ENDED FEBRUARY 28/29,
                                        AUGUST 31, 2004   ---------------------------------------------------------------
                                          (UNAUDITED)        2004         2003         2002         2001           2000
                                       ----------------   ---------    ---------    ---------    ---------      ---------
NET ASSET VALUE, BEGINNING OF PERIOD      $   11.76       $    8.69    $   11.23    $   12.29    $   14.35      $   14.26
                                          ---------       ---------    ---------    ---------    ---------      ---------
Income from investment operations:
  Net investment income                        0.07+           0.13+        0.12+        0.15+        0.17+          0.20
  Net realized and unrealized gain
    (loss)                                    (0.41)           3.07        (2.55)       (1.07)       (0.20)          1.94
                                          ---------       ---------    ---------    ---------    ---------      ---------
    Total from investment operations          (0.34)           3.20        (2.43)       (0.92)       (0.03)(a)       2.14
                                          ---------       ---------    ---------    ---------    ---------      ---------

Less distributions to shareholders:
  From net investment income                  (0.09)          (0.13)       (0.11)       (0.14)       (0.19)         (0.19)
  From net realized gains                        --              --           --           --        (1.84)         (1.86)
                                          ---------       ---------    ---------    ---------    ---------      ---------
    Total distributions                       (0.09)          (0.13)       (0.11)       (0.14)       (2.03)         (2.05)
                                          ---------       ---------    ---------    ---------    ---------      ---------
NET ASSET VALUE, END OF PERIOD            $   11.33       $   11.76    $    8.69    $   11.23    $   12.29      $   14.35
                                          =========       =========    =========    =========    =========      =========
TOTAL RETURN (b)                              (2.91)%**       37.06%      (21.69)%      (7.53)%      (0.83)%        15.10%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)       $ 200,085       $ 188,370    $ 163,025    $ 133,203    $ 260,432      $ 321,786
  Net expenses to average daily net
    assets                                     0.48%*          0.48%        0.48%        0.48%        0.48%          0.48%
  Net investment income to average
    daily net assets                           1.27%*          1.26%        1.26%        1.24%        1.20%          1.34%
  Portfolio turnover rate                        36%**           63%          62%          85%          82%           108%
  Fees and expenses reimbursed by
    the Manager to average daily net
    assets:                                    0.04%*          0.04%        0.04%        0.03%        0.05%          0.05%

(a) The amount shown for a share outstanding does not correspond with the net increase in net assets from operations due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
+    Computed using average shares outstanding throughout the period.
*    Annualized.
**   Not annualized.

               See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       SIX MONTHS ENDED       YEAR ENDED FEBRUARY 28/29,
                                        AUGUST 31, 2004   -----------------------------------
                                          (UNAUDITED)        2004        2003        2002(a)
                                       ----------------   ----------  ----------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD      $   11.76       $     8.69  $    11.23    $   12.32
                                          ---------       ----------  ----------    ---------
Income from investment operations:
  Net investment income +                      0.07             0.13        0.13         0.10
  Net realized and unrealized gain
    (loss)                                    (0.40)            3.07       (2.55)       (1.08)
                                          ---------       ----------  ----------    ---------
    Total from investment operations          (0.33)            3.20       (2.42)       (0.98)
                                          ---------       ----------  ----------    ---------
Less distributions to shareholders:
  From net investment income                  (0.09)           (0.13)      (0.12)       (0.11)
                                          ---------       ----------  ----------    ---------
    Total distributions                       (0.09)           (0.13)      (0.12)       (0.11)
                                          ---------       ----------  ----------    ---------
NET ASSET VALUE, END OF PERIOD            $   11.34       $    11.76  $     8.69    $   11.23
                                          =========       ==========  ==========    =========
TOTAL RETURN (b)                              (2.84)%**       37.12%      (21.65)%      (8.00)%**

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)       $ 129,787       $ 394,454    $ 308,001    $ 248,095
  Net expenses to average daily net
    assets                                     0.44%*          0.44%        0.44%        0.44%*
  Net investment income to average
    daily net assets                           1.25%*          1.31%        1.35%        1.37%*
  Portfolio turnover rate                        36%**           63%          62%          85%
  Fees and expenses reimbursed by
    the Manager to average daily net
    assets:                                    0.04%*          0.04%        0.04%        0.04%*

(a) Period from July 2, 2001 (commencement of operations) through February 28, 2002.
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
+    Computed using average shares outstanding throughout the period.
*    Annualized.
**   Not annualized.

               See accompanying notes to the financial statements.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (UNAUDITED)

1.   ORGANIZATION

     GMO Tobacco-Free Core Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return. The Fund seeks to achieve this objective primarily through investment in U.S. equity securities, excluding those companies that are tobacco-producing issuers (as listed within the Tobacco Producing Issuer industry classification maintained by Ford Investor Services). The Fund's benchmark is the S&P 500 Index.

     Throughout the six months ended August 31, 2004, the Fund offered two classes of shares: Class III and Class IV. The principal economic difference between the classes of shares is the level of shareholder service fees borne by the classes. Eligibility for and automatic conversion between the classes of shares is generally based on the total amounts of assets invested in a particular fund or with GMO, as more fully outlined in the Trust's prospectus.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued as determined in good faith by the Trustees or other persons acting at their direction.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See the Schedule of Investments for all open futures contracts as of August 31, 2004.

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2004 the Fund held no open swap agreements.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See the Schedule of Investments for the open repurchase agreement as of August 31, 2004.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. As of August 31, 2004, the Fund had loaned securities having a market value of $8,976,654 collateralized by cash in the amount of $9,238,122, which was invested in short-term instruments.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     ALLOCATION OF OPERATING ACTIVITY
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata between the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, which are directly attributable to a class of shares, are charged to that class's operations.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of 0.33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.105% for Class IV shares.

     GMO has entered into a binding agreement effective until at least June 30, 2005 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.33% of the average daily net assets.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2004 was $2,366. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the August 31, 2004, aggregated $157,365,204 and $384,227,100, respectively.

5.   PRINCIPAL SHAREHOLDERS AND RELATED PARTY

     At August 31, 2004, 52.2% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund. At August 31, 2004, less than 0.1% of the Fund was held by one related party comprised of certain GMO employee accounts.

6.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                   SIX MONTHS ENDED
                                                    AUGUST 31, 2004                     YEAR ENDED
                                                      (UNAUDITED)                    FEBRUARY 29, 2004
                                             ------------------------------    ------------------------------
                                                SHARES           AMOUNT           SHARES           AMOUNT
                                             ------------    --------------    ------------    --------------
     Class III:
     Shares sold                                1,660,613    $   19,311,070       1,932,775    $   18,886,632
     Shares issued to shareholders
       in reinvestment of distributions           105,455         1,202,888         209,262         2,139,237
     Shares repurchased                          (125,431)       (1,427,219)     (4,886,251)      (55,076,669)
                                             ------------    --------------    ------------    --------------
     Net increase (decrease)                    1,640,637    $   19,086,739      (2,744,214)   $  (34,050,800)
                                             ============    ==============    ============    ==============

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

                                                   SIX MONTHS ENDED
                                                    AUGUST 31, 2004                     YEAR ENDED
                                                      (UNAUDITED)                    FEBRUARY 29, 2004
                                             ------------------------------    ------------------------------
                                                SHARES           AMOUNT           SHARES           AMOUNT
                                             ------------    --------------    ------------    --------------
     Class IV:
     Shares sold                                       --    $           --       3,102,166    $   30,016,000
     Shares issued to shareholders
       in reinvestment of distributions           147,341         1,697,340         480,093         4,883,887
     Shares repurchased                       (22,237,483)     (256,289,020)     (5,492,447)      (59,549,997)
                                             ------------    --------------    ------------    --------------
     Net decrease                             (22,090,142)   $ (254,591,680)     (1,910,188)   $  (24,650,110)
                                             ============    ==============    ============    ==============

7.   SUBSEQUENT EVENT

     Effective October 5, 2004, GMO Trust appointed a Chief Compliance Officer and adopted a compliance plan in accordance with Rule 38a-1 under the Investment Company Act of 1940, as amended.

GMO TOBACCO-FREE CORE FUND
(A SERIES OF GMO TRUST)

FUND EXPENSES
AUGUST 31, 2004 (UNAUDITED)

     The Fund incurs ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees, and other expenses. The following tables, assuming a $1,000 investment in a class of shares, disclose the ending account value and operating expenses incurred for the six months ended August 31, 2004, based on, (1) the classes' actual return and actual expenses, and (2) a hypothetical annualized 5% return and the classes' actual expenses:

     Class III

                                                   OPERATING
                        BEGINNING      ENDING       EXPENSE
                          VALUE         VALUE      INCURRED *
     --------------------------------------------------------
     1) Actual         $ 1,000.00    $   970.90     $ 2.38
     2) Hypothetical     1,000.00      1,022.79       2.45

     *Expenses are calculated using the Class III annualized expense ratio for the six months ended August 31, 2004 of 0.48%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     Class IV

                                                   OPERATING
                        BEGINNING      ENDING       EXPENSE
                          VALUE         VALUE      INCURRED *
     --------------------------------------------------------
     1) Actual         $ 1,000.00    $   971.60     $ 2.16
     2) Hypothetical     1,000.00      1,023.01       2.22

     *Expenses are calculated using the Class IV annualized expense ratio for the six months ended August 31, 2004 of 0.435%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     You can estimate expenses incurred for the six months ended August 31, 2004 on your investment in a particular class of shares by dividing your investment value at August 31, 2004 by $1,000 and then multiplying that result by the operating expenses of the class owned as calculated above. You can also use this information to compare ongoing expenses of investing in the Fund with those of other mutual funds.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2004

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

Beginning January 29, 2005, the Fund will be filing its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission's website at www.sec.gov. When filed, the Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund's website at www.gmo.com.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- TABULAR HOLDINGS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

CLASSIFICATION                                                                % OF NET ASSETS
---------------------------------------------------------------------------------------------
Automotive                                                                                4.4%
Construction                                                                              1.7
Consumer Goods                                                                            6.4
Financial                                                                                19.0
Food & Beverage                                                                           1.5
Health Care                                                                              15.4
Machinery                                                                                 0.7
Manufacturing                                                                             3.0
Metals & Mining                                                                           0.5
Oil & Gas                                                                                 8.2
Primary Process Industry                                                                  0.5
Retail Stores                                                                             7.4
Services                                                                                  3.1
Technology                                                                               13.3
Transportation                                                                            0.5
Utility                                                                                  12.1
Mutual Funds                                                                              0.9
Futures                                                                                   0.0
Short-Term Investments and Other Assets and Liabilities (net)                             1.4
                                                                              ---------------
                                                                                        100.0%
                                                                              ===============

               See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

    SHARES        DESCRIPTION                                                       VALUE ($)
------------------------------------------------------------------------------------------------
                  COMMON STOCKS -- 97.7%

                  AUTOMOTIVE -- 4.4%
        471,900   Delphi Corp.                                                         4,322,604
      3,463,111   Ford Motor Co. (a)                                                  48,864,496
      1,278,416   General Motors Corp. (a)                                            52,811,365
         12,800   Genuine Parts Co.                                                      485,248
        788,800   Harley-Davidson, Inc.                                               48,132,576
        288,400   Johnson Controls, Inc.                                              16,236,920
        106,800   Lear Corp.                                                           5,754,384
                                                                                 ---------------
                                                                                     176,607,593
                                                                                 ---------------

                  CONSTRUCTION -- 1.7%
        288,600   Centex Corp. (a)                                                    13,209,222
        652,700   D.R. Horton, Inc.                                                   20,194,538
          6,413   Eagle Materials, Inc.                                                  416,268
        403,100   Georgia-Pacific Corp.                                               13,697,338
         73,900   KB Home                                                              5,082,103
        149,400   Lennar Corp.-Class A                                                 6,842,520
        127,500   Pulte Homes, Inc.                                                    7,516,125
                                                                                 ---------------
                                                                                      66,958,114
                                                                                 ---------------

                  CONSUMER GOODS -- 6.4%
      1,432,800   Altria Group, Inc.                                                  70,135,560
        173,800   Avon Products, Inc.                                                  7,678,484
         38,800   Black & Decker Corp.                                                 2,674,484
         24,400   Coach, Inc. *                                                        1,028,460
        390,500   Colgate-Palmolive Co.                                               21,087,000
        660,600   Eastman Kodak Co. (a)                                               19,540,548
        113,400   Fortune Brands, Inc.                                                 8,295,210
        526,700   Gillette Co. (The)                                                  22,384,750
        116,200   Harman International Industries, Inc.                               11,235,378
        278,900   Jones Apparel Group, Inc.                                            9,953,941
        636,600   Kimberly Clark Corp.                                                42,461,220
        173,700   Liz Claiborne, Inc.                                                  6,612,759
         98,600   Mohawk Industries, Inc. *(a)                                         7,584,312
        103,700   Nike, Inc.-Class B                                                   7,809,647

               See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

    SHARES        DESCRIPTION                                                       VALUE ($)
------------------------------------------------------------------------------------------------
                  CONSUMER GOODS -- CONTINUED
         84,200   Reynolds American, Inc.                                              6,357,100
        127,200   UST, Inc.                                                            5,103,264
         58,800   VF Corp.                                                             2,901,192
         76,800   Whirlpool Corp.                                                      4,695,552
                                                                                 ---------------
                                                                                     257,538,861
                                                                                 ---------------

                  FINANCIAL -- 19.0%
        813,500   Allstate Corp. (The)                                                38,405,335
        198,600   AMBAC Financial Group, Inc.                                         14,994,300
      1,316,900   American International Group, Inc.                                  93,815,956
        691,466   Bank of America Corp.                                               31,102,141
        112,200   BB&T Corp.                                                           4,486,878
        150,379   Bear Stearns Cos. (The), Inc.                                       13,221,322
        392,300   Capital One Financial Corp.                                         26,582,248
        228,900   CIT Group, Inc.                                                      8,180,886
        673,800   Citigroup, Inc.                                                     31,385,604
         88,400   CNA Financial Corp. *                                                2,130,440
        264,200   Comerica, Inc.                                                      15,891,630
        800,798   Countrywide Financial Corp. (a)                                     28,468,369
        941,600   Fannie Mae                                                          70,102,120
        661,725   Fidelity National Financial, Inc.                                   24,913,946
        646,400   Freddie Mac                                                         43,386,368
        126,400   Friedman Billings Ramsey Group, Inc.-Class A                         2,382,640
        139,450   Greenpoint Financial Corp.                                           6,142,772
        320,100   Hartford Financial Services Group, Inc.                             19,577,316
         73,400   Huntington Bancshares, Inc. (a)                                      1,810,778
        852,452   JPMorgan Chase & Co.                                                33,740,050
        275,500   KeyCorp                                                              8,636,925
        188,600   Lincoln National Corp.                                               8,543,580
        341,000   Loews Corp.                                                         19,368,800
        124,800   Marsh & McLennan Cos., Inc.                                          5,577,312
         25,550   MBIA, Inc.                                                           1,463,248
      1,307,000   MBNA Corp.                                                          31,550,980
        222,300   Metlife, Inc.                                                        8,280,675
        304,500   MGIC Investment Corp. (a)                                           20,788,215
        268,800   National City Corp.                                                 10,157,952

               See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

    SHARES        DESCRIPTION                                                       VALUE ($)
------------------------------------------------------------------------------------------------
                  FINANCIAL -- CONTINUED
        253,300   Old Republic International Corp.                                     5,965,215
        312,700   PMI Group (The), Inc.                                               12,986,431
        153,900   PNC Financial Services Group, Inc.                                   8,259,813
        220,700   Radian Group, Inc.                                                   9,777,010
        202,026   Regions Financial Corp.                                              6,523,420
         50,300   SEI Investments Co.                                                  1,643,804
        161,200   Sovereign Bancorp, Inc.                                              3,523,832
         85,600   Suntrust Banks, Inc.                                                 5,829,360
        151,300   T. Rowe Price Group, Inc.                                            7,493,889
        202,000   Torchmark Corp.                                                     10,398,960
        583,500   UnumProvident Corp.                                                  9,441,030
        256,600   Wachovia Corp.                                                      12,037,106
      1,127,650   Washington Mutual, Inc.                                             43,786,650
                                                                                 ---------------
                                                                                     762,755,306
                                                                                 ---------------

                  FOOD & BEVERAGE -- 1.5%
        131,600   Campbell Soup Co.                                                    3,416,336
        560,400   Coca Cola Enterprises, Inc.                                         11,572,260
        420,900   ConAgra Foods, Inc.                                                 11,027,580
         57,000   H.J. Heinz Co.                                                       2,160,870
         21,500   Hormel Foods Corp.                                                     574,050
         48,500   McCormick & Co., Inc.                                                1,627,175
        622,500   Sara Lee Corp.                                                      13,775,925
        527,600   Tyson Foods, Inc.-Class A                                            8,694,848
        102,900   WM Wrigley Jr. Co.                                                   6,382,887
                                                                                 ---------------
                                                                                      59,231,931
                                                                                 ---------------

                  HEALTH CARE -- 15.4%
        126,100   Abbott Laboratories                                                  5,257,109
         65,900   Aetna, Inc.                                                          6,105,635
        517,100   AmerisourceBergen Corp.                                             27,975,110
        169,000   Bard (C.R.), Inc.                                                    9,480,900
        660,200   Baxter International, Inc.                                          20,162,508
        165,300   Becton, Dickinson & Co.                                              7,954,236
        310,300   Biomet, Inc.                                                        14,165,195
        786,900   Bristol-Myers Squibb Co.                                            18,673,137

               See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

    SHARES        DESCRIPTION                                                       VALUE ($)
------------------------------------------------------------------------------------------------
                  HEALTH CARE -- CONTINUED
        349,200   Cardinal Health, Inc.                                               15,783,840
        419,500   Cigna Corp.                                                         27,921,920
         54,100   Dentsply International, Inc.                                         2,756,395
        163,500   Eli Lilly & Co.                                                     10,374,075
         82,600   Genentech, Inc. *                                                    4,029,228
        902,100   Guidant Corp.                                                       53,945,580
        272,800   Health Management Associates, Inc.-Class A                           5,215,936
        259,400   Health Net, Inc. *                                                   6,728,836
         12,610   Hospira, Inc. *                                                        349,297
        408,100   Humana, Inc. *                                                       7,753,900
      1,395,100   Johnson & Johnson                                                   81,055,310
        275,500   Lincare Holdings, Inc. *                                             8,854,570
         93,900   Manor Care, Inc.                                                     2,879,913
        335,000   McKesson Corp.                                                      10,368,250
      1,473,600   Merck & Co., Inc.                                                   66,267,792
         48,700   Patterson Cos., Inc. *                                               3,566,301
      2,794,780   Pfizer, Inc.                                                        91,305,463
      1,199,800   Schering-Plough Corp.                                               22,148,308
        393,700   Stryker Corp.                                                       17,834,610
      1,017,600   Tenet Healthcare Corp. *                                            10,603,392
        517,000   UnitedHealth Group, Inc.                                            34,189,210
         44,900   WellPoint Health Networks *                                          4,408,282
        367,400   Wyeth                                                               13,435,818
        113,200   Zimmer Holdings, Inc. *                                              8,071,160
                                                                                 ---------------
                                                                                     619,621,216
                                                                                 ---------------

                  MACHINERY -- 0.7%
        123,700   Caterpillar, Inc.                                                    8,992,990
        196,400   Deere and Co.                                                       12,426,228
         92,100   Smith International, Inc. *                                          5,247,858
                                                                                 ---------------
                                                                                      26,667,076
                                                                                 ---------------

                  MANUFACTURING -- 3.0%
        481,300   American Standard Cos., Inc. *                                      18,101,693
        124,100   Danaher Corp.                                                        6,381,222
      1,222,900   General Electric Co.                                                40,098,891

               See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

    SHARES        DESCRIPTION                                                       VALUE ($)
------------------------------------------------------------------------------------------------
                  MANUFACTURING -- CONTINUED
        406,200   Honeywell International, Inc.                                       14,615,076
        412,400   Illinois Tool Works, Inc.                                           37,647,996
         17,800   Sealed Air Corp. *                                                     874,336
         83,100   SPX Corp.                                                            3,032,319
                                                                                 ---------------
                                                                                     120,751,533
                                                                                 ---------------

                  METALS & MINING -- 0.5%
        602,200   Alcoa, Inc.                                                         19,499,236
                                                                                 ---------------

                  OIL & GAS -- 8.2%
        231,200   Amerada Hess Corp.                                                  18,611,600
        114,800   Anadarko Petroleum Corp.                                             6,798,456
        104,200   Ashland, Inc.                                                        5,359,006
        421,000   Burlington Resources, Inc.                                          15,252,830
        471,700   ChevronTexaco Corp.                                                 45,990,750
        551,615   ConocoPhillips                                                      41,056,704
        100,500   Devon Energy Corp.                                                   6,513,405
      2,360,800   Exxon Mobil Corp.                                                  108,832,880
         72,400   Kerr-McGee Corp.                                                     3,821,272
        666,100   Marathon Oil Corp.                                                  24,159,447
        495,200   Occidental Petroleum Corp.                                          25,577,080
        153,100   Sunoco, Inc.                                                         9,415,650
        178,100   Unocal Corp.                                                         6,650,254
        146,900   Valero Energy Corp. (a)                                              9,699,807
                                                                                 ---------------
                                                                                     327,739,141
                                                                                 ---------------

                  PRIMARY PROCESS INDUSTRY -- 0.5%
        105,100   Monsanto Co.                                                         3,846,660
         69,700   Nucor Corp.                                                          5,456,813
        224,400   Sherwin-Williams Co. (The)                                           9,267,720
                                                                                 ---------------
                                                                                      18,571,193
                                                                                 ---------------

                  RETAIL STORES -- 7.4%
         38,200   Abercrombie & Fitch Co.-Class A                                      1,069,600
        751,052   Albertson's, Inc. (a)                                               18,460,858
        244,600   Autonation, Inc. *                                                   4,021,224

               See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

    SHARES        DESCRIPTION                                                       VALUE ($)
------------------------------------------------------------------------------------------------
                  RETAIL STORES -- CONTINUED
        232,400   Bed Bath & Beyond, Inc. *                                            8,696,408
        107,000   CDW Corp.                                                            6,259,500
        324,800   CVS Corp.                                                           12,992,000
        153,200   Dollar General Corp.                                                 3,018,040
        197,900   Dollar Tree Stores, Inc. *                                           4,652,629
         68,000   Fastenal Co.                                                         4,269,040
      3,180,400   Home Depot, Inc.                                                   116,275,424
        371,100   JC Penney Co., Inc. Holding Co.                                     14,220,552
        687,600   Kroger Co. *                                                        11,366,028
        185,800   Limited Brands, Inc.                                                 3,730,864
        430,100   May Department Stores Co. (The)                                     10,541,751
         89,900   Nordstrom, Inc.                                                      3,337,987
        242,200   Ross Stores, Inc.                                                    5,122,530
      1,599,900   Safeway, Inc. *                                                     32,317,980
        516,400   Sears Roebuck & Co.                                                 19,767,792
        132,000   Supervalu, Inc.                                                      3,479,520
          8,800   Target Corp.                                                           392,304
        438,300   TJX Cos., Inc.                                                       9,274,428
         73,900   Whole Foods Market, Inc.                                             5,744,247
                                                                                 ---------------
                                                                                     299,010,706
                                                                                 ---------------

                  SERVICES -- 3.1%
         34,900   Apollo Group, Inc.-Class A *                                         2,722,200
         28,400   Dun & Bradstreet Corp. *                                             1,565,976
        251,300   First Health Group Corp. *                                           3,832,325
         77,900   Harrah's Entertainment, Inc.                                         3,754,001
      1,990,700   McDonald's Corp.                                                    53,788,714
         64,400   Omnicom Group                                                        4,431,364
        162,600   Outback Steakhouse, Inc.                                             6,364,164
        127,300   RR Donnelley & Sons Co.                                              3,911,929
        567,000   Starbucks Corp. *                                                   24,517,080
        337,200   Sysco Corp.                                                         10,837,608
        163,300   Wendy's International, Inc.                                          5,612,621
         96,600   Yum! Brands, Inc.                                                    3,835,986
                                                                                 ---------------
                                                                                     125,173,968
                                                                                 ---------------

               See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

    SHARES        DESCRIPTION                                                       VALUE ($)
------------------------------------------------------------------------------------------------
                  TECHNOLOGY -- 13.3%
        159,200   Applera Corp.-Applied Biosystems Group                               3,031,168
        146,400   Autodesk, Inc.                                                       6,501,624
        226,500   Avaya, Inc. *                                                        2,745,180
         14,900   BMC Software, Inc. *                                                   223,053
      1,228,600   Boeing Co. (The)                                                    64,157,492
          6,000   Cadence Design Systems, Inc. *                                          74,580
        705,300   Cisco Systems, Inc. *                                               13,231,428
         22,700   Computer Associates International, Inc.                                549,794
      2,145,700   Dell, Inc. *                                                        74,756,188
         55,300   Diebold, Inc.                                                        2,703,617
        705,200   Electronic Data Systems Corp. (a)                                   13,553,944
          4,800   Energizer Holdings, Inc. *                                             198,432
        672,400   First Data Corp.                                                    28,408,900
        200,000   General Dynamics Corp.                                              19,528,000
        733,100   Hewlett-Packard Co.                                                 13,115,159
      1,695,300   Intel Corp.                                                         36,092,937
        436,100   International Business Machines Corp.                               36,933,309
        105,000   Lexmark International, Inc. *                                        9,287,250
      1,080,500   Microsoft Corp.                                                     29,497,650
      2,682,700   Motorola, Inc.                                                      43,325,605
        105,000   NCR Corp. *                                                          4,637,850
        147,600   Northrop Grumman Corp.                                               7,623,540
      2,011,600   Qualcomm, Inc.                                                      76,541,380
        270,700   Symantec Corp. *                                                    12,982,772
        705,100   Texas Instruments, Inc.                                             13,777,654
        925,200   Time Warner, Inc. *                                                 15,127,020
         99,300   Waters Corp. *                                                       4,300,683
        247,600   Xerox Corp. *                                                        3,325,268
                                                                                 ---------------
                                                                                     536,231,477
                                                                                 ---------------

                  TRANSPORTATION -- 0.5%
        462,600   Burlington Northern Santa Fe Corp.                                  16,561,080
         75,200   CSX Corp.                                                            2,374,816
                                                                                 ---------------
                                                                                      18,935,896
                                                                                 ---------------

               See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

    SHARES        DESCRIPTION                                                       VALUE ($)
------------------------------------------------------------------------------------------------
                  UTILITY -- 12.1%
        199,700   AES Corp. (The) *                                                    2,014,973
         71,400   Ameren Corp. (a)                                                     3,340,806
        287,400   American Electric Power Co., Inc.                                    9,406,602
      1,613,871   AT&T Corp.                                                          23,853,013
      1,840,800   BellSouth Corp.                                                     49,259,808
        160,500   Centerpoint Energy, Inc.                                             1,755,870
        106,200   Consolidated Edison, Inc.                                            4,481,640
         68,600   Constellation Energy Group, Inc.                                     2,819,460
         80,700   DTE Energy Co.                                                       3,334,524
      1,197,300   Duke Energy Corp.                                                   26,508,222
        324,400   Edison International                                                 8,719,872
      1,399,800   El Paso Corp.                                                       11,450,364
         98,900   Exelon Corp.                                                         3,644,465
        115,800   FirstEnergy Corp.                                                    4,659,792
         78,800   FPL Group, Inc.                                                      5,452,960
         23,200   Kinder Morgan, Inc.                                                  1,403,600
      1,019,200   PG&E Corp. *                                                        29,750,448
         63,900   Pinnacle West Capital Corp.                                          2,697,219
        199,000   PPL Corp.                                                            9,518,170
         79,900   Progress Energy, Inc.                                                3,506,811
        131,200   Public Service Enterprise Group, Inc.                                5,555,008
      4,813,782   SBC Communications, Inc.                                           124,147,438
        154,500   Sempra Energy                                                        5,585,175
      1,770,850   Sprint Corp.-FON Group                                              34,850,328
        272,900   TECO Energy, Inc. (a)                                                3,618,654
        302,300   TXU Corp.                                                           12,584,749
      2,316,022   Verizon Communications, Inc.                                        90,903,864
        162,900   Xcel Energy, Inc. (a)                                                2,875,185
                                                                                 ---------------
                                                                                     487,699,020
                                                                                 ---------------

                  TOTAL COMMON STOCKS (COST $3,773,139,054)                        3,922,992,267
                                                                                 ---------------

               See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES /
 PAR VALUE ($)    DESCRIPTION                                                       VALUE ($)
------------------------------------------------------------------------------------------------
                  MUTUAL FUNDS -- 0.9%

     24,283,584   Dreyfus Cash Management Plus Fund (b)                               24,283,584
     10,357,473   Merrimac Cash Series, Premium Class (b)                             10,357,473
                                                                                ----------------

                  TOTAL MUTUAL FUNDS (COST $34,641,057)                               34,641,057
                                                                                ----------------

                  SHORT-TERM INVESTMENTS -- 5.4%

                  CASH EQUIVALENTS -- 1.0%
     40,884,763   Harris Trust & Savings Bank Eurodollar Time Deposit, 1.51%,
                  due 9/16/04 (b)                                                     40,884,763
                                                                                ----------------
                  U.S. GOVERNMENT -- 0.2%
      9,000,000   U.S. Treasury Bill, 1.04%, due 9/23/04 (c)(d)                        8,994,116
                                                                                ----------------

                  REPURCHASE AGREEMENT -- 4.2%
    168,306,800   Citigroup Global Markets Repurchase Agreement, dated
                  8/31/04, due 9/01/04, with a maturity value of
                  $168,311,943, an effective yield of 1.10%, collateralized
                  by a U.S. Treasury Note with a rate of 2.75%, maturity date of 7/31/06, and a market value, including accrued
                  interest of $171,673,590.                                          168,306,800
                                                                                ----------------

                  TOTAL SHORT-TERM INVESTMENTS (COST $218,185,679)                   218,185,679
                                                                                ----------------

                  TOTAL INVESTMENTS -- 104.0%
                  (Cost $4,025,965,790)                                            4,175,819,003

                  Other Assets and Liabilities (net) -- (4.0%)                      (158,980,551)
                                                                                ----------------

                  TOTAL NET ASSETS -- 100.0%                                    $  4,016,838,452
                                                                                ================

                  NOTES TO THE SCHEDULE OF INVESTMENTS:

                  *    Non-income producing security.
                  (a)  All or a portion of this security is out on loan (Note
                       2).
                  (b)  Investment of security lending collateral (Note 2).
                  (c) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 2).
                  (d)  Rate shown represents yield to marturity.

               See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     At August 31, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                             GROSS UNREALIZED   GROSS UNREALIZED   NET UNREALIZED
           AGGREGATE COST      APPRECIATION       DEPRECIATION     APPRECIATION
          ----------------   ----------------   ----------------   --------------
          $  4,038,388,523    $  322,903,342    $  (185,472,862)   $  137,430,480

     At February 29, 2004, GMO U.S. Core Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Internal Revenue Code, of $170,940,887, $190,371,968 and $59,483,961
     expiring in 2010, 2011, and 2012, respectively. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Internal Revenue Code related to share ownership activity.

     A summary of outstanding financial instruments at August 31, 2004 is as follows:

     FUTURES CONTRACTS

     NUMBER OF                                                  CONTRACT     NET UNREALIZED
     CONTRACTS            TYPE             EXPIRATION DATE       VALUE        APPRECIATION
     ---------   ----------------------   -----------------   ------------   --------------
       Buys
        80       S&P 500                  September 2004      $ 22,082,000   $      379,199
                                                                             ==============

     At August 31, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

               See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2004 (UNAUDITED)

ASSETS:
  Investments, at value, including securities on loan of $72,794,021 (cost $4,025,965,790) (Note 2)   $  4,175,819,003
  Receivable for investments sold                                                                           56,015,425
  Dividends and interest receivable                                                                          6,665,894
  Receivable for variation margin on open futures contracts (Note 2)                                           296,678
  Receivable for expenses reimbursed by Manager (Note 3)                                                        65,596
                                                                                                      ----------------

     Total assets                                                                                        4,238,862,596
                                                                                                      ----------------

LIABILITIES:
  Payable for investments purchased                                                                        114,579,080
  Payable upon return of securities loaned (Note 2)                                                         75,525,820
  Payable for Fund shares repurchased                                                                       30,163,241
  Payable to affiliate for (Note 3):
     Management fee                                                                                          1,109,760
     Shareholder service fee                                                                                   399,684
     Administration fee - Class M                                                                               24,180
     Trustees fee                                                                                                8,790
  Payable for 12b-1 fee - Class M                                                                               58,790
  Accrued expenses                                                                                             154,799
                                                                                                      ----------------

     Total liabilities                                                                                     222,024,144
                                                                                                      ----------------
NET ASSETS                                                                                            $  4,016,838,452
                                                                                                      ================

               See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2004 (UNAUDITED) (CONTINUED)

NET ASSETS CONSIST OF:
  Paid-in capital                                                                                     $  4,139,725,239
  Accumulated undistributed net investment income                                                            9,665,834
  Accumulated net realized loss                                                                           (282,785,033)
  Net unrealized appreciation                                                                              150,232,412
                                                                                                      ----------------
                                                                                                      $  4,016,838,452
                                                                                                      ================

NET ASSETS ATTRIBUTABLE TO:
  Class II shares                                                                                     $    497,738,038
                                                                                                      ================
  Class III shares                                                                                    $  1,362,366,489
                                                                                                      ================
  Class IV shares                                                                                     $    754,007,874
                                                                                                      ================
  Class V shares                                                                                      $    434,132,703
                                                                                                      ================
  Class VI shares                                                                                     $    817,434,180
                                                                                                      ================
  Class M shares                                                                                      $    151,159,168
                                                                                                      ================

SHARES OUTSTANDING:

  Class II                                                                                                  38,331,820
                                                                                                      ================
  Class III                                                                                                104,741,102
                                                                                                      ================
  Class IV                                                                                                  58,038,166
                                                                                                      ================
  Class V                                                                                                   33,438,118
                                                                                                      ================
  Class VI                                                                                                  62,935,384
                                                                                                      ================
  Class M                                                                                                   11,637,745
                                                                                                      ================

NET ASSET VALUE PER SHARE:

  Class II                                                                                            $          12.98
                                                                                                      ================
  Class III                                                                                           $          13.01
                                                                                                      ================
  Class IV                                                                                            $          12.99
                                                                                                      ================
  Class V                                                                                             $          12.98
                                                                                                      ================
  Class VI                                                                                            $          12.99
                                                                                                      ================
  Class M                                                                                             $          12.99
                                                                                                      ================

               See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
  Dividends                                                                                           $     35,759,093
  Interest (including securities lending income of $12,165)
                                                                                                               274,571
                                                                                                      ----------------

      Total income                                                                                          36,033,664
                                                                                                      ----------------

EXPENSES:
  Management fee (Note 3)                                                                                    6,610,392
  Shareholder service fee (Note 3) - Class II                                                                  574,604
  Shareholder service fee (Note 3) - Class III                                                               1,106,851
  Shareholder service fee (Note 3) - Class IV                                                                  386,796
  Shareholder service fee (Note 3) - Class V                                                                   186,511
  Shareholder service fee (Note 3) - Class VI                                                                  190,476
  12b-1 fee (Note 3) - Class M                                                                                 174,856
  Administration fee (Note 3)  - Class M                                                                       139,885
  Custodian and transfer agent fees                                                                            263,763
  Audit and tax fees                                                                                            26,588
  Legal fees                                                                                                    54,464
  Trustees fees and related expenses (Note 3)                                                                   28,491
  Registration fees                                                                                             20,976
  Miscellaneous                                                                                                 20,333
                                                                                                      ----------------
    Total expenses                                                                                           9,784,986
  Fees and expenses reimbursed by Manager (Note 3)                                                            (386,124)
                                                                                                      ----------------
    Net expenses                                                                                             9,398,862
                                                                                                      ----------------

      Net investment income                                                                                 26,634,802
                                                                                                      ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain on:
    Investments                                                                                            157,282,462
    Closed futures contracts                                                                                   881,846
                                                                                                      ----------------

      Net realized gain                                                                                    158,164,308
                                                                                                      ----------------

  Change in net unrealized appreciation (depreciation) on:
    Investments                                                                                           (310,242,104)
    Open futures contracts                                                                                     379,199
                                                                                                      ----------------

      Net unrealized loss                                                                                 (309,862,905)
                                                                                                      ----------------

    Net realized and unrealized loss                                                                      (151,698,597)
                                                                                                      ----------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                  $   (125,063,795)
                                                                                                      ================

               See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                    SIX MONTHS ENDED
                                                                    AUGUST 31, 2004       YEAR ENDED
                                                                      (UNAUDITED)      FEBRUARY 29, 2004
                                                                    ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:

  Net investment income                                             $     26,634,802   $      41,064,995
  Net realized gain                                                      158,164,308          50,095,498
  Change in net unrealized appreciation (depreciation)                  (309,862,905)        886,595,152
                                                                    ----------------   -----------------

  Net increase (decrease) in net assets from operations                 (125,063,795)        977,755,645
                                                                    ----------------   -----------------

Distributions to shareholders from:
  Net investment income
    Class II                                                              (3,548,349)         (5,078,401)
    Class III                                                            (10,266,284)        (19,675,170)
    Class IV                                                              (5,499,391)         (7,427,145)
    Class V                                                               (3,291,127)         (5,916,344)
    Class VI                                                              (5,417,380)         (1,075,848)
    Class M                                                                 (799,774)           (933,685)
                                                                    ----------------   -----------------

    Total distributions from net investment income                       (28,822,305)        (40,106,593)
                                                                    ----------------   -----------------

  Net share transactions (Note 6):

    Class II                                                             (32,082,097)        189,093,135
    Class III                                                            (99,141,753)        (80,194,410)
    Class IV                                                              72,383,116          79,625,844
    Class V                                                                3,291,127        (112,633,974)
    Class VI                                                             299,891,937         512,230,961
    Class M                                                               15,160,142          52,097,396
                                                                    ----------------   -----------------

  Increase in net assets resulting from net share transactions           259,502,472         640,218,952
                                                                    ----------------   -----------------

    Total increase in net assets                                         105,616,372       1,577,868,004

NET ASSETS:
  Beginning of period                                                  3,911,222,080       2,333,354,076
                                                                    ----------------   -----------------
  End of period (including accumulated
  undistributed net investment income of
  $9,665,834 and $11,853,337, respectively)                         $  4,016,838,452    $  3,911,222,080
                                                                    ================   =================

               See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS II SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       SIX MONTHS ENDED                        YEAR ENDED FEBRUARY 28/29,
                                       AUGUST 31, 2004       ---------------------------------------------------------------
                                         (UNAUDITED)           2004         2003         2002         2001           2000
                                       ----------------      ---------    ---------    ---------    ---------      ---------
NET ASSET VALUE, BEGINNING OF PERIOD     $   13.51           $    9.97    $   12.89    $   13.94    $   16.62      $   18.57
                                         ---------           ---------    ---------    ---------    ---------      ---------
Income from investment operations:
   Net investment income +                    0.08                0.15         0.14         0.17         0.20           0.23
   Net realized and
   unrealized gain (loss)                    (0.52)               3.54        (2.91)       (1.04)        0.03(a)        2.29
                                         ---------           ---------    ---------    ---------    ---------      ---------
     Total from investment
     operations                              (0.44)               3.69        (2.77)       (0.87)        0.23           2.52
                                         ---------           ---------    ---------    ---------    ---------      ---------
Less distributions to shareholders:
   From net investment income                (0.09)              (0.15)       (0.15)       (0.17)       (0.18)         (0.24)
   From net realized gains                      --                  --           --        (0.01)       (2.73)         (4.23)
                                         ---------           ---------    ---------    ---------    ---------      ---------
     Total distributions                     (0.09)              (0.15)       (0.15)       (0.18)       (2.91)         (4.47)
                                         ---------           ---------    ---------    ---------    ---------      ---------
NET ASSET VALUE, END OF PERIOD           $   12.98           $   13.51    $    9.97    $   12.89    $   13.94      $   16.62
                                         =========           =========    =========    =========    =========      =========
TOTAL RETURN (b)                             (3.26)%**           37.26%      (21.63)%      (6.29)%       0.75%         13.61%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)      $ 497,738           $ 552,424    $ 241,431    $ 176,456    $ 114,454      $  95,041
  Net expenses to average daily net
    assets                                    0.55%*              0.55%        0.55%        0.55%        0.55%          0.55%
  Net investment income to average
    daily net assets                          1.25%*              1.22%        1.30%        1.27%        1.21%          1.21%
  Portfolio turnover rate                       36%**               57%          74%          69%          81%            90%
  Fees and expenses reimbursed by
    the Manager to average daily net
    assets:                                   0.02%*              0.03%        0.03%        0.02%        0.02%          0.02%

(a) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
+   Computed using average shares outstanding throughout the period.
*   Annualized.
**  Not annualized.

               See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       SIX MONTHS ENDED                        YEAR ENDED FEBRUARY 28/29,
                                       AUGUST 31, 2004     ---------------------------------------------------------------------
                                         (UNAUDITED)          2004          2003          2002          2001            2000
                                       ----------------    -----------   -----------   -----------    ----------     -----------
NET ASSET VALUE,
 BEGINNING OF PERIOD                     $     13.54       $      9.98   $     12.90   $     13.95   $     16.63     $     18.59
                                         -----------       -----------   -----------   -----------    ----------     -----------
Income from investment operations:
   Net investment income+                       0.09              0.16          0.15          0.18          0.20            0.24
   Net realized and
     unrealized gain (loss)                    (0.53)             3.56         (2.92)        (1.05)         0.04(a)         2.28
                                         -----------       -----------   -----------   -----------   -----------     -----------

     Total from investment operations          (0.44)             3.72         (2.77)        (0.87)         0.24            2.52
                                         -----------       -----------   -----------   -----------   -----------     -----------
   Less distributions to
    shareholders:
   From net investment income                  (0.09)            (0.16)        (0.15)        (0.17)        (0.19)          (0.25)
   From net realized gains                        --                --            --         (0.01)        (2.73)          (4.23)
                                         -----------       -----------   -----------   -----------   -----------     -----------
     Total distributions                       (0.09)            (0.16)        (0.15)        (0.18)        (2.92)          (4.48)
                                         -----------       -----------   -----------   -----------   -----------     -----------

NET ASSET VALUE, END OF PERIOD           $     13.01       $     13.54   $      9.98   $     12.90   $     13.95     $     16.63
                                         ===========       ===========   ===========   ===========   ===========      ==========
TOTAL RETURN (b)                               (3.23)%**         37.50%       (21.59)%       (6.23)%        0.83%          13.66%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of
     period (000's)                      $ 1,362,366       $ 1,517,458   $ 1,141,725   $ 1,321,634   $ 1,532,124     $ 1,623,734
   Net expenses to
     average daily net
     assets                                     0.48%*            0.48%         0.48%         0.48%         0.48%           0.48%
   Net investment
     income to average
     daily net assets                           1.31%*            1.32%         1.34%         1.33%         1.27%           1.27%
   Portfolio turnover
     rate                                         36%**             57%           74%           69%           81%             90%
   Fees and expenses
     reimbursed by the
     Manager to
     average daily net assets:                  0.02%*            0.03%         0.03%         0.02%         0.02%           0.02%

(a) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
+    Computed using average shares outstanding throughout the period.
*    Annualized.
**   Not annualized.

               See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       SIX MONTHS ENDED                           YEAR ENDED FEBRUARY 28/29,
                                       AUGUST 31, 2004       ---------------------------------------------------------------------
                                         (UNAUDITED)           2004         2003          2002         2001          2000
                                       ----------------      ----------    ----------     ----------   -----------    ------------
NET ASSET VALUE, BEGINNING
 OF PERIOD                             $          13.52      $     9.97    $    12.89     $    13.94   $     16.62    $      18.58
                                       ----------------      ----------    ----------     ----------   -----------    ------------

Income from investment operations:
Net investment income +                            0.09            0.16          0.16           0.18          0.21            0.25
   Net realized and
    unrealized gain (loss)                        (0.52)           3.55         (2.92)         (1.04)         0.04(a)         2.28
                                       ----------------      ----------    ----------     ----------   -----------    ------------

      Total from
       investment operations                      (0.43)           3.71         (2.76)         (0.86)         0.25            2.53
                                       ----------------      ----------    ----------     ----------   -----------    ------------

Less distributions to shareholders:
   From net investment income                     (0.10)          (0.16)        (0.16)         (0.18)        (0.20)          (0.26)
   From net realized gains                           --              --            --          (0.01)        (2.73)          (4.23)
                                       ----------------      ----------    ----------     ----------   -----------    ------------

      Total distributions                         (0.10)          (0.16)        (0.16)         (0.19)        (2.93)          (4.49)
                                       ----------------      ----------    ----------     ----------   -----------    ------------
NET ASSET VALUE, END OF PERIOD         $          12.99      $    13.52    $     9.97     $    12.89   $     13.94    $      16.62
                                       ================      ==========    ==========     ==========   ===========    ============
TOTAL RETURN (b)                                  (3.20)%**       37.50%       (21.55)%        (6.20)%        0.92%          13.74%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
    (000's)                            $         754,008     $  709,525    $  463,254     $  744,813   $ 1,287,842    $  1,343,460
   Net expenses to average daily
    net assets                                     0.44%*          0.44%         0.44%          0.44%         0.44%           0.44%
   Net investment income to average
    daily net assets                               1.36%*          1.36%         1.39%          1.36%         1.31%           1.32%
   Portfolio turnover rate                           36%**           57%           74%            69%           81%             90%
   Fees and expenses reimbursed by
    the Manager to average daily
    net assets:                                    0.02%*          0.03%         0.03%          0.02%         0.02%           0.02%

(a) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund. The total returns would have been lower had certain expenses not been reimbursed during the
(b)  periods shown.
+    Computed using average shares outstanding throughout the period.
*    Annualized.
**   Not annualized.

               See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS V SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        SIX MONTHS ENDED                   YEAR ENDED FEBRUARY 28/29,
                                         AUGUST 31, 2004         --------------------------------------------
                                          (UNAUDITED)               2004           2003            2002(a)
                                        -----------------        ----------    ------------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD    $           13.51        $     9.96    $      12.88    $        14.00
                                        -----------------        ----------    ------------    --------------

Income from investment operations:
   Net investment income +                           0.09              0.16            0.16              0.13
   Net realized and unrealized gain
    (loss)                                          (0.52)             3.55           (2.92)            (1.10)
                                        -----------------        ----------    ------------    --------------

      Total from investment operations              (0.43)             3.71           (2.76)            (0.97)
                                        -----------------        ----------    ------------    --------------

Less distributions to shareholders:
   From net investment income                       (0.10)            (0.16)          (0.16)            (0.14)
   From net realized gains                             --                --              --             (0.01)
                                        -----------------        ----------    ------------    --------------
      Total distributions                           (0.10)            (0.16)          (0.16)            (0.15)
                                        -----------------        ----------    ------------    --------------
NET ASSET VALUE, END OF PERIOD          $           12.98        $    13.51    $       9.96    $        12.88
                                        =================        ==========    ============    ==============

TOTAL RETURN (b)                                    (3.20)%**         37.55%         (21.55)%           (6.96)%**

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)    $         434,133        $  448,352    $    426,703    $      445,738
   Net expenses to average daily net
    assets                                           0.42%*            0.42%           0.42%             0.42%**
   Net investment income to average
    daily net assets                                 1.38%*            1.40%           1.41%             1.46%**
   Portfolio turnover rate                             36%**             57%             74%               69%
   Fees and expenses reimbursed by
    the Manager to average daily
    net assets:                                      0.02%*            0.03%           0.03%             0.02%**

(a) Period from July 2, 2001 (commencement of operations) through February 28, 2002.
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
+    Computed using average shares outstanding throughout the period.
*    Annualized.
**   Not annualized.

               See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS VI SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                       PERIOD FROM
                                                                                      JUNE 30, 2003
                                                       SIX MONTHS ENDED               (COMMENCEMENT
                                                        AUGUST 31, 2004          OF OPERATIONS) THROUGH
                                                          (UNAUDITED)               FEBRUARY 29, 2004
                                                     --------------------       -------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $              13.52       $                   11.54
                                                     --------------------       -------------------------

Income from investment operations:
   Net investment income +                                           0.09                            0.10
   Net realized and unrealized gain                                 (0.52)                           2.01
                                                     --------------------       -------------------------

      Total from investment operations                              (0.43)                           2.11
                                                     --------------------       -------------------------

Less distributions to shareholders:
   From net investment income                                       (0.10)                          (0.13)
                                                     --------------------       -------------------------

      Total distributions                                           (0.10)                          (0.13)
                                                     --------------------       -------------------------
NET ASSET VALUE, END OF PERIOD                       $              12.99       $                   13.52
                                                     ====================       =========================
TOTAL RETURN (a)                                                    (3.18)%**                       18.41%**

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                 $            817,434       $                 542,274
   Net expenses to average daily net assets                          0.39%*                          0.39%*
   Net investment income to average daily
    net assets                                                       1.42%                           1.17%*
   Portfolio turnover rate                                             36%**                           57%
   Fees and expenses reimbursed by the Manager to
    average daily net assets:                                        0.02%*                          0.03%*

(a) The total return would have been lower had certain expenses not been reimbursed during the period shown.
+    Computed using average shares outstanding throughout the period.
*    Annualized.
**   Not annualized.

               See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS M SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   SIX MONTHS ENDED        YEAR ENDED FEBRUARY 28/29,
                                                    AUGUST 31, 2004       --------------------------
                                                     (UNAUDITED)             2004          2003 (a)
                                                 --------------------     ----------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD             $              13.52     $     9.96      $    12.89
                                                 --------------------     ----------      ----------

Income from investment operations:
   Net investment income +                                       0.07           0.12            0.11
   Net realized and unrealized gain (loss)                      (0.52)          3.57           (2.94)
                                                 --------------------     ----------      ----------

       Total from investment operations                         (0.45)          3.69           (2.83)
                                                 --------------------     ----------      ----------

Less distributions to shareholders:
  From net investment income                                    (0.08)         (0.13)          (0.10)
                                                 --------------------     ----------      ----------

       Total distributions                                      (0.08)         (0.13)          (0.10)
                                                 --------------------     ----------      ----------
NET ASSET VALUE, END OF PERIOD                   $              12.99     $    13.52      $     9.96
                                                 ====================     ==========      ==========
TOTAL RETURN (a)                                                (3.36)%**      37.23%         (22.03)%**

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)             $            151,159    $  141,188      $   60,242
   Net expenses to average daily net
    assets                                                       0.78%*         0.78%           0.78%*
   Net investment income to average daily
    net assets                                                   1.02%*         0.98%           1.18%*
   Portfolio turnover rate                                         36%**          57%             74%
   Fees and expenses reimbursed by the
    Manager to average daily net assets:                         0.02%*         0.03%           0.03%*

(a) Period from April 15, 2002 (commencement of operations) through February 28, 2003.
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
+    Computed using average shares outstanding throughout the period.
*    Annualized.
**   Not annualized.

               See accompanying notes to the financial statements.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (UNAUDITED)

1.   ORGANIZATION

     GMO U.S. Core Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in U.S. equity securities. The Fund's benchmark is the S&P 500 Index.

     The Fund has six classes of shares outstanding: Class II, Class III, Class IV, Class V, Class VI and Class M. Class M shares bear an administrative fee and a 12b-1 fee. (See Note 3). The principal economic difference among the classes of shares is the level of fees borne by the classes. Eligibility for and automatic conversion between the various classes of shares, excluding Class M, is generally based on the total amount of assets invested in a particular fund or with GMO, as more fully outlined in the Trust's prospectus.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued as determined in good faith by the Trustees or other persons acting at their direction.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See the Schedule of Investments for open futures contracts as of August 31, 2004.

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2004, the Fund held no open swap agreements.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See the Schedule of Investments for the open repurchase agreement as of August 31, 2004.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. As of August 31, 2004, the Fund had loaned securities having a market value of $72,794,021, collateralized by cash in the amount of $75,525,820, which was invested in short-term instruments.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     ALLOCATION OF OPERATING ACTIVITY
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class's operations.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of 0.33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of 0.22% for Class II shares, 0.15% for Class III shares, 0.105% for Class IV shares, 0.085% for Class V shares and 0.055% for Class VI shares.

     Class M shares of the Fund pay GMO an administration fee monthly at the annual rate of 0.20% of the average daily Class M net assets for support services provided to Class M shareholders.

     Fund Distributors, Inc. (the "Distributor") serves as the Fund's distributor. Pursuant to a Rule 12b-1 distribution plan adopted by the Fund, Class M shares of the Fund pay a fee, at the annual rate of 0.25% of average daily Class M net assets for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund. This fee may be spent by the Distributor on personal services rendered to Class M shareholders of the Fund and/or maintenance of Class M shareholder accounts.

     GMO has entered into a binding agreement effective until at least June 30, 2005 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees (Class II, Class III, Class IV, Class V and Class VI only), administration fees (Class M only), 12b-1 fees (Class M only), fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.33% of the average daily net assets.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2004 was $17,083. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2004, aggregated $1,596,927,614 and $1,397,114,389, respectively.

5.   PRINCIPAL SHAREHOLDERS AND RELATED PARTIES

     At August 31, 2004, 26.1% of the outstanding shares of the Fund were held by two shareholders. Investment activities of these shareholders may have a material effect on the Fund. At August 31, 2004, less than 0.1% of the Fund was held by six related parties comprised of certain GMO employee accounts.

     As of August 31, 2004, greater than 10% of the Fund's shares were held by accounts for which the Manager has investment discretion.

6.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                    SIX MONTHS ENDED
                                                    AUGUST 31, 2004                          YEAR ENDED
                                                      (UNAUDITED)                         FEBRUARY 29, 2004
                                           ----------------------------------    ----------------------------------
                                                SHARES             AMOUNT            SHARES              AMOUNT
                                           ---------------    ---------------    ---------------    ---------------
     Class II:
     Shares sold                                 3,066,828    $    40,217,794         22,557,342    $   259,615,277
     Shares issued to shareholders in
      reinvestment of distributions                210,612          2,761,560            339,348          3,948,342
     Shares repurchased                         (5,829,718)       (75,061,451)        (6,235,535)       (74,470,484)
                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease)                    (2,552,278)   $   (32,082,097)        16,661,155    $   189,093,135
                                           ===============    ===============    ===============    ===============

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

                                                    SIX MONTHS ENDED
                                                    AUGUST 31, 2004                          YEAR ENDED
                                                      (UNAUDITED)                         FEBRUARY 29, 2004
                                           ----------------------------------    ----------------------------------
                                                SHARES             AMOUNT            SHARES              AMOUNT
                                           ---------------    ---------------    ---------------    ---------------
     Class III:
     Shares sold                                13,504,469    $   176,264,838         59,091,455    $   712,132,733
     Shares issued to shareholders in
      reinvestment of distributions                632,747          8,307,114          1,356,325         15,769,262
     Shares repurchased                        (21,502,985)      (283,713,705)       (62,706,770)      (808,096,405)
                                           ---------------    ---------------    ---------------    ---------------
     Net decrease                               (7,365,769)   $   (99,141,753)        (2,258,990)   $   (80,194,410)
                                           ===============    ===============    ===============    ===============

                                                    SIX MONTHS ENDED
                                                    AUGUST 31, 2004                          YEAR ENDED
                                                      (UNAUDITED)                         FEBRUARY 29, 2004
                                           ----------------------------------    ----------------------------------
                                                SHARES             AMOUNT            SHARES              AMOUNT
                                           ---------------    ---------------    ---------------    ---------------
     Class IV:
     Shares sold                                 7,983,440    $   104,723,975         22,888,027    $   268,399,183
     Shares issued to shareholders in
      reinvestment of distributions                419,688          5,499,391            631,936          7,231,390
     Shares repurchased                         (2,850,178)       (37,840,250)       (17,498,621)      (196,004,729)
                                           ---------------    ---------------    ---------------    ---------------
     Net increase                                5,552,950    $    72,383,116          6,021,342    $    79,625,844
                                           ===============    ===============    ===============    ===============

                                                    SIX MONTHS ENDED
                                                    AUGUST 31, 2004                          YEAR ENDED
                                                      (UNAUDITED)                         FEBRUARY 29, 2004
                                           ----------------------------------    ----------------------------------
                                                SHARES             AMOUNT            SHARES              AMOUNT
                                           ---------------    ---------------    ---------------    ---------------
     Class V:
     Shares sold                                        --    $            --            679,001    $     7,287,557
     Shares issued to shareholders in
      reinvestment of distributions                251,102          3,291,127            512,575          5,863,188
     Shares repurchased                                 --                 --        (10,831,378)      (125,784,719)
                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease)                       251,102    $     3,291,127         (9,639,802)   $  (112,633,974)
                                           ===============    ===============    ===============    ===============

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

                                                    SIX MONTHS ENDED                 PERIOD FROM JUNE 30, 2003
                                                    AUGUST 31, 2004                 (COMMENCEMENT OF OPERATIONS)
                                                      (UNAUDITED)                    THROUGH FEBRUARY 29, 2004
                                           ----------------------------------    ----------------------------------
                                                SHARES             AMOUNT             SHARES             AMOUNT
                                           ---------------    ---------------    ---------------    ---------------
     Class VI:
     Shares sold                                22,728,292    $   298,787,146         50,440,061    $   651,635,725
     Shares issued to shareholders in
      reinvestment of distributions                413,977          5,417,380             88,045          1,075,848
     Shares repurchased                           (330,567)        (4,312,589)       (10,404,424)      (140,480,612)
                                           ---------------    ---------------    ---------------    ---------------
     Net increase                               22,811,702    $   299,891,937         40,123,682    $   512,230,961
                                           ===============    ===============    ===============    ===============

                                                    SIX MONTHS ENDED
                                                    AUGUST 31, 2004                          YEAR ENDED
                                                      (UNAUDITED)                         FEBRUARY 29, 2004
                                           ----------------------------------    ----------------------------------
                                                SHARES             AMOUNT            SHARES              AMOUNT
                                           ---------------    ---------------    ---------------    ---------------
     Class M:
     Shares sold                                 1,651,011    $    21,141,735          6,928,541    $    79,295,865
     Shares issued to shareholders in
      reinvestment of distributions                 61,079            799,774             80,701            933,685
     Shares repurchased                           (519,797)        (6,781,367)        (2,612,992)       (28,132,154)
                                           ---------------    ---------------    ---------------    ---------------
     Net increase                                1,192,293    $    15,160,142          4,396,250    $    52,097,396
                                           ===============    ===============    ===============    ===============

7.   SUBSEQUENT EVENT

     Effective October 5, 2004, GMO Trust appointed a Chief Compliance Officer and adopted a compliance plan in accordance with Rule 38a-1 under the Investment Company Act of 1940, as amended.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)

FUND EXPENSES
AUGUST 31, 2004 (UNAUDITED)

     The Fund incurs ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees, 12b-1 fees and other expenses. The following tables, assuming a $1,000 investment in a class of shares, disclose the ending account value and operating expenses incurred for the six months ended August 31, 2004, based on, (1) the classes' actual returns and actual expenses, and (2) a hypothetical annualized 5% return and the classes' actual expenses:

     Class II

                                                           OPERATING
                              BEGINNING        ENDING       EXPENSE
                                VALUE           VALUE      INCURRED *
     ----------------------------------------------------------------
     1) Actual              $    1,000.00   $     967.40   $     2.73
     2) Hypothetical             1,000.00       1,022.43         2.80
     ----------------------------------------------------------------

     *Expenses are calculated using the Class II annualized expense ratio for the six months ended August 31, 2004 of 0.55%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     Class III

                                                           OPERATING
                              BEGINNING        ENDING       EXPENSE
                                VALUE           VALUE      INCURRED *
     ----------------------------------------------------------------
     1) Actual              $    1,000.00   $     967.70   $     2.38
     2) Hypothetical             1,000.00       1,022.79         2.45
     ----------------------------------------------------------------

     *Expenses are calculated using the Class III annualized expense ratio for the six months ended August 31, 2004 of 0.48%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     Class IV

                                                           OPERATING
                              BEGINNING        ENDING       EXPENSE
                                VALUE           VALUE      INCURRED *
     ----------------------------------------------------------------
     1) Actual              $    1,000.00   $     968.00   $     2.16
     2) Hypothetical             1,000.00       1,023.01         2.22
     ----------------------------------------------------------------

     *Expenses are calculated using the Class IV annualized expense ratio for the six months ended August 31, 2004 of 0.435%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

GMO U.S. CORE FUND
(A SERIES OF GMO TRUST)

FUND EXPENSES -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     Class V

                                                           OPERATING
                              BEGINNING        ENDING       EXPENSE
                                VALUE           VALUE      INCURRED *
     ----------------------------------------------------------------
     1) Actual              $    1,000.00   $     968.00   $     2.06
     2) Hypothetical             1,000.00       1,023.11         2.12
     ----------------------------------------------------------------

     *Expenses are calculated using the Class V annualized expense ratio for the six months ended August 31, 2004 of 0.415%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     Class VI

                                                           OPERATING
                              BEGINNING        ENDING       EXPENSE
                                VALUE           VALUE      INCURRED *
     ----------------------------------------------------------------
     1) Actual              $    1,000.00   $     968.20   $     1.91
     2) Hypothetical             1,000.00       1,023.26         1.96
     ----------------------------------------------------------------

     *Expenses are calculated using the Class VI annualized expense ratio for the six months ended August 31, 2004 of 0.385%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     Class M

                                                           OPERATING
                              BEGINNING        ENDING       EXPENSE
                                VALUE           VALUE      INCURRED *
     ----------------------------------------------------------------
     1) Actual              $    1,000.00   $     966.40   $     3.87
     2) Hypothetical             1,000.00       1,021.27         3.97
     ----------------------------------------------------------------

     *Expenses are calculated using the Class M annualized expense ratio for the six months ended August 31, 2004 of 0.78%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     You can estimate expenses incurred for the six months ended August 31, 2004 on your investment in a particular class of shares by dividing your investment value at August 31, 2004 by $1,000 and then multiplying that result by the operating expenses of the class owned as calculated above. You can also use this information to compare ongoing expenses of investing in the Fund with those of other mutual funds.

GMO VALUE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2004

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

Beginning January 29, 2005, the Fund will be filing its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission's website at www.sec.gov. When filed, the Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund's website at www.gmo.com.

GMO VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS --TABULAR HOLDINGS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

CLASSIFICATION                                                  % OF NET ASSETS
-------------------------------------------------------------------------------
Auto & Transportation                                                       2.1%
Consumer Discretionary                                                     15.6
Consumer Staples                                                            9.8
Financial Services                                                         28.5
Health Care                                                                11.6
Integrated Oils                                                             4.0
Materials & Processing                                                      1.0
Other                                                                       2.7
Other Energy                                                                1.1
Producer Durables                                                           5.9
Technology                                                                  3.7
Utilities                                                                   9.7
Mutual Funds                                                                0.9
Futures                                                                     0.0
Short-Term Investments and Other Assets and Liabilities (net)               3.4
                                                                ---------------
                                                                          100.0%
                                                                ===============

               See accompanying notes to the financial statements.

GMO VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES       DESCRIPTION                                                       VALUE ($)
------------------------------------------------------------------------------------------------
                  COMMON STOCKS -- 95.7%

                  AUTO & TRANSPORTATION -- 2.1%
          9,400   Burlington Northern Santa Fe Corp.                                     336,520
          6,100   Harley-Davidson, Inc.                                                  372,223
          9,000   Lear Corp.                                                             484,920
                                                                                 ---------------
                                                                                       1,193,663
                                                                                 ---------------

                  CONSUMER DISCRETIONARY -- 15.6%
         29,100   Cendant Corp.                                                          629,433
         45,100   Dollar General Corp.                                                   888,470
         21,400   Federated Department Stores                                            928,760
         41,700   Home Depot, Inc.                                                     1,524,552
         23,300   Jones Apparel Group, Inc.                                              831,577
         10,900   Kimberly Clark Corp.                                                   727,030
         11,300   Lowe's Cos., Inc.                                                      561,610
          4,900   Omnicom Group (a)                                                      337,169
          6,100   Tech Data Corp. *                                                      229,726
          8,400   Time Warner, Inc. *                                                    137,340
         10,500   VF Corp.                                                               518,070
         32,900   Viacom, Inc.-Class B                                                 1,095,899
         23,400   Walt Disney Co.                                                        525,330
                                                                                 ---------------
                                                                                       8,934,966
                                                                                 ---------------

                  CONSUMER STAPLES -- 9.8%
         41,200   Altria Group, Inc.                                                   2,016,740
         14,900   Constellation Brands, Inc.-Class A *                                   547,873
         19,400   Dean Foods Co. *(a)                                                    719,158
         31,200   Kroger Co. *                                                           515,736
         57,000   Sara Lee Corp.                                                       1,261,410
         20,100   Supervalu, Inc.                                                        529,836
                                                                                 ---------------
                                                                                       5,590,753
                                                                                 ---------------

                  FINANCIAL SERVICES -- 28.5%
         22,600   Allstate Corp. (The)                                                 1,066,946
          3,700   AMBAC Financial Group, Inc.                                            279,350

               See accompanying notes to the financial statements.

GMO VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES       DESCRIPTION                                                       VALUE ($)
------------------------------------------------------------------------------------------------
                  FINANCIAL SERVICES -- CONTINUED
         16,300   Assurant, Inc.                                                         432,602
          9,800   Bank of America Corp.                                                  440,804
         14,700   Chubb Corp                                                             999,747
          6,500   Cigna Corp.                                                            432,640
         31,400   Citigroup, Inc.                                                      1,462,612
          3,400   Factset Research Systems, Inc.                                         151,402
          7,800   Fannie Mae                                                             580,710
         15,300   First Data Corp.                                                       646,425
         11,200   Freddie Mac                                                            751,744
         11,000   Hartford Financial Services Group, Inc.                                672,760
         19,400   Marsh & McLennan Cos., Inc.                                            866,986
         46,000   MBNA Corp.                                                           1,110,440
         15,400   Metlife, Inc.                                                          573,650
         11,700   Morgan Stanley                                                         593,541
          7,900   National City Corp.                                                    298,541
         46,700   Old Republic International Corp.                                     1,099,785
          7,900   Protective Life Corp.                                                  309,127
         21,700   Providian Financial Corp. *                                            313,348
         10,600   Radian Group, Inc.                                                     469,580
          8,518   Regions Financial Corp.                                                275,046
         17,400   UnumProvident Corp.                                                    281,532
         16,500   Wachovia Corp.                                                         774,015
         37,000   Washington Mutual, Inc.                                              1,436,710
                                                                                 ---------------
                                                                                      16,320,043
                                                                                 ---------------

                  HEALTH CARE -- 11.6%
          9,700   Baxter International, Inc.                                             296,238
          8,100   Cardinal Health, Inc.                                                  366,120
          8,600   Guidant Corp.                                                          514,280
         19,600   Johnson & Johnson                                                    1,138,760
         54,500   Merck & Co., Inc.                                                    2,450,865
         40,200   Pfizer, Inc.                                                         1,313,334
          8,800   UnitedHealth Group, Inc.                                               581,944
                                                                                 ---------------
                                                                                       6,661,541
                                                                                 ---------------

               See accompanying notes to the financial statements.

GMO VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES       DESCRIPTION                                                       VALUE ($)
------------------------------------------------------------------------------------------------
                  INTEGRATED OILS -- 4.0%
          3,000   ChevronTexaco Corp.                                                    292,500
         10,000   ConocoPhillips                                                         744,300
         27,100   Exxon Mobil Corp.                                                    1,249,310
                                                                                 ---------------
                                                                                       2,286,110
                                                                                 ---------------

                  MATERIALS & PROCESSING -- 1.0%
         10,700   Ashland, Inc.                                                          550,301
                                                                                 ---------------

                  OTHER -- 2.7%
         31,700   Honeywell International, Inc.                                        1,140,566
          7,300   Johnson Controls, Inc.                                                 410,990
                                                                                 ---------------
                                                                                       1,551,556
                                                                                 ---------------

                  OTHER ENERGY -- 1.1%
         14,500   Apache Corp.                                                           648,005
                                                                                 ---------------

                  PRODUCER DURABLES -- 5.9%
          3,300   Centex Corp.                                                           151,041
         10,500   D.R. Horton, Inc.                                                      324,870
         16,700   Hovnanian Enterprises, Inc. *                                          574,814
          7,000   Lennar Corp.-Class A                                                   320,600
          9,500   Lexmark International, Inc. *                                          840,275
          2,100   MDC Holdings, Inc.                                                     144,585
          4,900   Northrop Grumman Corp.                                                 253,085
          2,200   Ryland Group, Inc.                                                     193,930
          6,300   United Technologies Corp.                                              591,633
                                                                                 ---------------
                                                                                       3,394,833
                                                                                 ---------------

                  TECHNOLOGY -- 3.7%
         19,900   Dell, Inc. *                                                           693,316
         16,500   Hewlett-Packard Co.                                                    295,185
         40,400   Microsoft Corp.                                                      1,102,920
                                                                                 ---------------
                                                                                       2,091,421
                                                                                 ---------------

               See accompanying notes to the financial statements.

GMO VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

    SHARES /
 PAR VALUE ($)    DESCRIPTION                                                       VALUE ($)
------------------------------------------------------------------------------------------------
                  UTILITIES -- 9.7%
         27,000   American Electric Power Co., Inc.                                      883,710
         39,700   BellSouth Corp.                                                      1,062,372
         68,200   SBC Communications, Inc.                                             1,758,878
         12,400   Sempra Energy                                                          448,260
         35,800   Verizon Communications, Inc.                                         1,405,150
                                                                                 ---------------
                                                                                       5,558,370
                                                                                 ---------------

                  TOTAL COMMON STOCKS (COST $52,427,528)                              54,781,562
                                                                                 ---------------

                  MUTUAL FUNDS -- 0.9%

        350,464   Dreyfus Cash Management Plus Fund (b)                                  350,464
        149,481   Merrimac Cash Series, Premium Class (b)                                149,481
                                                                                 ---------------

                  TOTAL MUTUAL FUNDS (COST $499,945)                                     499,945
                                                                                 ---------------

                  SHORT-TERM INVESTMENTS -- 5.2%

                  CASH EQUIVALENT -- 1.0%
        590,055   Harris Trust & Savings Bank Eurodollar Time Deposit, 1.51%,
                  due 9/16/04 (b)                                                        590,055
                                                                                 ---------------

                  REPURCHASE AGREEMENT -- 4.2%
      2,396,642   Citigroup Global Markets Repurchase Agreement, dated
                  8/31/04, due 9/01/04, with a maturity value of $2,396,716, and an effective yield of 1.10%, collateralized by a
                  U.S. Treasury Note with a rate of 2.75%, maturity date of
                  7/31/06 and a market value, including accured interest of
                  $2,448,071.                                                          2,396,642
                                                                                 ---------------

                  TOTAL SHORT-TERM INVESTMENTS (COST $2,986,697)                       2,986,697
                                                                                 ---------------

                  TOTAL INVESTMENTS -- 101.8%
                  (Cost $55,914,170)                                                  58,268,204

                  Other Assets and Liabilities (net) -- (1.8%)                        (1,009,552)
                                                                                 ---------------

                  TOTAL NET ASSETS -- 100.0%                                     $    57,258,652
                                                                                 ===============

               See accompanying notes to the financial statements.

GMO VALUE FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

          NOTES TO THE SCHEDULE OF INVESTMENTS:

          *    Non-income producing security.
          (a)  All or a portion of this security is out on loan (Note 2).
          (b)  Investment of security lending collateral (Note 2).

     At August 31, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                      GROSS UNREALIZED   GROSS UNREALIZED   NET UNREALIZED
     AGGREGATE COST     APPRECIATION       DEPRECIATION      APPRECIATION
     --------------   ----------------   ----------------   --------------
     $  56,614,187      $  2,703,743       $  (1,049,726)    $  1,654,017

     At February 29, 2004, GMO Value Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Internal Revenue Code of $394,435, $16,413,957 and $6,482,499
     expiring in 2010, 2011 and 2012, respectively. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Internal Revenue Code related to share ownership activity.

     A summary of outstanding financial instruments at August 31, 2004 is as follows:

     FUTURES CONTRACTS

     NUMBER OF                                         CONTRACT    NET UNREALIZED
     CONTRACTS         TYPE         EXPIRATION DATE     VALUE       APPRECIATION
     ---------   ----------------   ---------------   ----------   --------------
       Buys

        3        S&P 500             September 2004   $  165,615   $        1,921
                                                                   ==============

     At August 31, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

               See accompanying notes to the financial statements.

GMO VALUE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2004 (UNAUDITED)

ASSETS:
  Investments, at value, including securities on loan of $1,060,637 (cost $55,914,170) (Note 2)   $   58,268,204
  Receivable for Fund shares sold                                                                         24,724
  Dividends and interest receivable                                                                       95,461
  Receivable for variation margin on open futures contracts (Note 2)                                         751
  Receivable for collateral on open futures contracts (Note 2)                                             9,600
  Receivable for expenses reimbursed by Manager (Note 3)                                                   8,401
                                                                                                  --------------

    Total assets                                                                                      58,407,141
                                                                                                  --------------

LIABILITIES:
  Payable upon return of securities loaned (Note 2)                                                    1,090,000
  Payable to affiliate for (Note 3):
    Management fee                                                                                        21,990
    Shareholder service fee                                                                                5,462
    Administration fee - Class M                                                                           2,279
    Trustees fee                                                                                             117
  Payable for 12b-1 fee - Class M                                                                          5,819
  Accrued expenses                                                                                        22,822
                                                                                                  --------------

    Total liabilities                                                                                  1,148,489
                                                                                                  --------------
NET ASSETS                                                                                        $   57,258,652
                                                                                                  ==============

NET ASSETS CONSIST OF:
  Paid-in capital                                                                                 $   77,888,605
  Accumulated undistributed net investment income                                                        140,510
  Accumulated net realized loss                                                                      (23,126,418)
  Net unrealized appreciation                                                                          2,355,955
                                                                                                  --------------
                                                                                                  $   57,258,652
                                                                                                  ==============

NET ASSETS ATTRIBUTABLE TO:
  Class III shares                                                                                $   43,430,034
                                                                                                  ==============
  Class M shares                                                                                  $   13,828,618
                                                                                                  ==============

SHARES OUTSTANDING:
  Class III                                                                                            4,686,894
                                                                                                  ==============
  Class M                                                                                              1,495,768
                                                                                                  ==============

NET ASSET VALUE PER SHARE:
  Class III                                                                                       $         9.27
                                                                                                  ==============
  Class M                                                                                         $         9.25
                                                                                                  ==============

               See accompanying notes to the financial statements.

GMO VALUE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
  Dividends                                                  $      623,821
  Interest (including securities lending income of $122)              3,201
                                                             --------------

         Total income                                               627,022
                                                             --------------

EXPENSES:
  Management fee (Note 3)                                           132,742
  Shareholder service fee (Note 3) - Class III                       33,978
  12b-1 fee (Note 3) - Class M                                       15,512
  Administration fee (Note 3) - Class M                              12,410
  Custodian and transfer agent fees                                  20,792
  Audit and tax fees                                                 21,620
  Legal fees                                                            828
  Trustees fees and related expenses (Note 3)                           416
  Registration fees                                                   6,348
  Miscellaneous                                                         276
                                                             --------------
    Total expenses                                                  244,922
  Fees and expenses reimbursed by Manager (Note 3)                  (49,864)
                                                             --------------
    Net expenses                                                    195,058
                                                             --------------

      Net investment income                                         431,964
                                                             --------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain on:
    Investments                                                   5,077,315
    Closed futures contracts                                         33,942
                                                             --------------

      Net realized gain                                           5,111,257
                                                             --------------

  Change in net unrealized appreciation (depreciation) on:
    Investments                                                  (5,345,620)
    Open futures contracts                                            1,921
                                                             --------------

      Net unrealized loss                                        (5,343,699)
                                                             --------------

    Net realized and unrealized loss                               (232,442)
                                                             --------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $      199,522
                                                             ==============

               See accompanying notes to the financial statements.

GMO VALUE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS ENDED
                                                                  AUGUST 31, 2004       YEAR ENDED
                                                                   (UNAUDITED)       FEBRUARY 29, 2004
                                                                 ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                          $        431,964    $       1,055,170
  Net realized gain (loss)                                              5,111,257           (6,812,715)
  Change in net unrealized appreciation (depreciation)                 (5,343,699)          19,245,846
                                                                 ----------------    -----------------

  Net increase in net assets from operations                              199,522           13,488,301
                                                                 ----------------    -----------------

Distributions to shareholders from:
  Net investment income
    Class III                                                            (243,974)          (1,146,041)
    Class M                                                               (47,480)            (162,700)
                                                                 ----------------    -----------------
      Total distributions from net investment income                     (291,454)          (1,308,741)
                                                                 ----------------    -----------------

  Net share transactions (Note 6):
    Class III                                                          (3,388,966)        (126,044,557)
    Class M                                                             2,919,439            1,777,888
                                                                 ----------------    -----------------
  Decrease in net assets resulting from net share transactions           (469,527)        (124,266,669)
                                                                 ----------------    -----------------

    Total decrease in net assets                                         (561,459)        (112,087,109)

NET ASSETS:
  Beginning of period                                                  57,820,111          169,907,220
                                                                 ----------------    -----------------
  End of period (including accumulated undistributed net
    investment income of $140,510 and $0, respectively)          $     57,258,652    $      57,820,111
                                                                 ================    =================

               See accompanying notes to the financial statements.

GMO VALUE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       SIX MONTHS ENDED                    YEAR ENDED FEBRUARY 28/29,
                                        AUGUST 31, 2004   -------------------------------------------------------------
                                          (UNAUDITED)       2004         2003         2002         2001         2000
                                       ----------------   ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD      $    9.28       $    6.73    $    8.82    $    9.57    $    7.98    $   10.40
                                          ---------       ---------    ---------    ---------    ---------    ---------

Income from investment operations:
  Net investment income                        0.07            0.13         0.14         0.18         0.18         0.21
  Net realized and unrealized gain
    (loss)                                    (0.03)           2.59        (2.10)       (0.51)        2.32        (0.83)
                                          ---------       ---------    ---------    ---------    ---------    ---------

    Total from investment operations           0.04            2.72        (1.96)       (0.33)        2.50        (0.62)
                                          ---------       ---------    ---------    ---------    ---------    ---------

Less distributions to shareholders:
  From net investment income                  (0.05)          (0.17)       (0.13)       (0.17)       (0.18)       (0.23)
  From net realized gains                        --              --           --        (0.25)       (0.73)       (1.57)
                                          ---------       ---------    ---------    ---------    ---------    ---------

    Total distributions                       (0.05)          (0.17)       (0.13)       (0.42)       (0.91)       (1.80)
                                          ---------       ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD            $    9.27       $    9.28    $    6.73    $    8.82    $    9.57    $    7.98
                                          =========       =========    =========    =========    =========    =========
TOTAL RETURN (a)                               0.42%**        40.69%      (22.29)%      (3.64)%      32.72%       (8.45)%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)       $  43,430       $  46,904    $ 163,463    $ 232,289    $ 247,971    $ 178,329
  Net expenses to average daily
    net assets                                 0.61%*          0.61%        0.61%        0.61%        0.61%        0.61%
  Net investment income to average
    daily net assets                           1.56%*          1.74%        1.79%        1.89%        1.99%        2.06%
  Portfolio turnover rate                        72%**          127%         100%          95%         102%         104%
  Fees and expenses reimbursed
    by the Manager to average daily
    net assets:                                0.17%*          0.20%        0.07%        0.06%        0.05%        0.05%

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
*    Annualized.
**   Not annualized.

               See accompanying notes to the financial statements.

GMO VALUE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS M SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       SIX MONTHS ENDED       YEAR ENDED FEBRUARY 28/29,
                                        AUGUST 31, 2004   -----------------------------------
                                          (UNAUDITED)       2004         2003        2002(a)
                                       ----------------   ---------    ---------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD      $    9.26       $    6.72    $    8.82    $    9.06
                                          ---------       ---------    ---------    ---------

Income from investment operations:
  Net investment income                        0.06            0.11         0.12         0.01
  Net realized and unrealized gain
    (loss)                                    (0.03)           2.57        (2.10)       (0.25)
                                          ---------       ---------    ---------    ---------

    Total from investment operations           0.03            2.68        (1.98)       (0.24)
                                          ---------       ---------    ---------    ---------

Less distributions to shareholders:
  From net investment income                  (0.04)          (0.14)       (0.12)          --
                                          ---------       ---------    ---------    ---------

    Total distributions                       (0.04)          (0.14)       (0.12)          --
                                          ---------       ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD            $    9.25       $    9.26    $    6.72    $    8.82
                                          =========       =========    =========    =========
TOTAL RETURN (b)                               0.29%**        40.23%      (22.56)%      (2.65)%**

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)       $  13,829       $  10,916    $   6,444    $     486
  Net expenses to average daily net
    assets                                     0.91%*          0.91%        0.92%        0.91%*
  Net investment income to average
    daily net assets                           1.26%*          1.42%        1.46%        1.52%*
  Portfolio turnover rate                        72%**          127%         100%          95%
  Fees and expenses reimbursed by
    the Manager to average daily
    net assets:                                0.17%*          0.20%        0.07%        0.06%*

(a) Period from January 10, 2002 (commencement of operations) through February 28, 2002.
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
*    Annualized.
**   Not annualized.

               See accompanying notes to the financial statements.

GMO VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (UNAUDITED)

1.   ORGANIZATION

     GMO Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks long-term capital growth primarily through investment in equity securities. The Fund's benchmark is the Russell 1000 Value Index.

     Throughout the six months ended August 31, 2004, the Fund had two classes of shares outstanding: Class III and Class M. Class M shares bear an administration fee and a 12b-1 fee, while Class III shares bear a shareholder service fee (See Note 3). The principal economic difference between the classes of shares is the type and level of fees.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued as determined in good faith by the Trustees or other persons acting at their direction.

GMO VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See the Schedule of Investments for all open futures contracts as of August 31, 2004.

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these

GMO VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2004, the Fund held no open swap agreements.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, recovery of cash by the Fund may be delayed or limited. See the Schedule of Investments for the open repurchase agreement as of August 31, 2004.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. As of August 31, 2004, the Fund had loaned securities having a market value of $1,060,637 collateralized by cash in the amount of $1,090,000, which was invested in short-term instruments.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

GMO VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and of discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost when the amount of the return of capital is conclusively determined.

     ALLOCATION OF OPERATING ACTIVITY
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata between the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class's operations.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of 0.46% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

     Class M shares of the Fund pay GMO an administration fee monthly at the annual rate of 0.20% of the average daily Class M net assets for support services provided to Class M shareholders.

     Fund Distributors, Inc. (the "Distributor") serves as the Fund's distributor. Pursuant to a Rule 12b-1 distribution plan adopted by the Fund, Class M shares of the Fund pay a fee, at the annual rate of 0.25% of average daily Class M net assets, for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund. This fee may be spent by the Distributor on personal services rendered to Class M shareholders of the Fund and/or maintenance of Class M shareholder accounts.

     GMO has entered into a binding agreement effective until at least June 30, 2005 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees (Class III only), administration fees (Class M only), 12b-1 fees (Class M only), fees and expenses of the

GMO VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.46% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2004 was $232. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2004, aggregated $40,240,434 and $41,586,052, respectively.

5.   PRINCIPAL SHAREHOLDERS AND RELATED PARTIES

     At August 31, 2004, 54.1% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund. At August 31, 2004, less than 0.1% of the Fund was held by four related parties comprised of certain GMO employee accounts..

     As of August 31, 2004, greater than 10% of the Fund's shares were held by accounts for which the Manager has investment discretion.

6.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                   SIX MONTHS ENDED
                                                    AUGUST 31, 2004                     YEAR ENDED
                                                      (UNAUDITED)                    FEBRUARY 29, 2004
                                             ------------------------------    ------------------------------
                                                SHARES           AMOUNT           SHARES           AMOUNT
                                             ------------    --------------    ------------    --------------
     Class III:
     Shares sold                                  130,020    $    1,193,280         546,928    $    4,023,325
     Shares issued to shareholders in
       reinvestment of distributions               22,110           204,083          97,052           791,137
     Shares repurchased                          (517,146)       (4,786,329)    (19,876,245)     (130,859,019)
                                             ------------    --------------    ------------    --------------
     Net decrease                                (365,016)   $   (3,388,966)    (19,232,265)   $ (126,044,557)
                                             ============    ==============    ============    ==============

GMO VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

                                                   SIX MONTHS ENDED
                                                    AUGUST 31, 2004                     YEAR ENDED
                                                      (UNAUDITED)                    FEBRUARY 29, 2004
                                             ------------------------------    ------------------------------
                                                SHARES           AMOUNT           SHARES           AMOUNT
                                             ------------    --------------    ------------    --------------
     Class M:
     Shares sold                                  342,194    $    3,144,073         482,342    $    3,960,130
     Shares issued to shareholders in
       reinvestment of distributions                5,151            47,480          19,668           162,700
     Shares repurchased                           (29,781)         (272,114)       (282,747)       (2,344,942)
                                             ------------    --------------    ------------    --------------
     Net increase                                 317,564    $    2,919,439         219,263    $    1,777,888
                                             ============    ==============    ============    ==============

7.   SUBSEQUENT EVENT

     Effective October 5, 2004, GMO Trust appointed a Chief Compliance Officer and adopted a compliance plan in accordance with Rule 38a-1 under the Investment Company Act of 1940, as amended.

GMO VALUE FUND
(A SERIES OF GMO TRUST)

FUND EXPENSES
AUGUST 31, 2004 (UNAUDITED)

     The Fund incurs ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees, 12b-1 fees and other expenses. The following tables, assuming a $1,000 investment in a class of shares, disclose the ending account value and operating expenses incurred for the six months ended August 31, 2004, based on, (1) the classes' actual return and actual expenses, and (2) a hypothetical annualized 5% return and the classes' actual expenses:

     Class III

                                                   OPERATING
                        BEGINNING      ENDING       EXPENSE
                         VALUE          VALUE      INCURRED *
     --------------------------------------------------------
     1) Actual         $ 1,000.00    $ 1,004.20    $     3.08
     2) Hypothetical     1,000.00      1,022.13          3.11
     --------------------------------------------------------

     *Expenses are calculated using the Class III annualized expense ratio for the six months ended August 31, 2004 of 0.61%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     Class M

                                                   OPERATING
                        BEGINNING      ENDING       EXPENSE
                         VALUE          VALUE      INCURRED *
     --------------------------------------------------------
     1) Actual         $ 1,000.00    $ 1,002.90    $     4.59
     2) Hypothetical     1,000.00      1,020.62          4.63
     --------------------------------------------------------

     *Expenses are calculated using the Class M annualized expense ratio for the six months ended August 31, 2004 of 0.91%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     You can estimate expenses incurred for the six months ended August 31, 2004 on your investment in a particular class of shares by dividing your investment value at August 31, 2004 by $1,000 and then multiplying that result by the operating expenses of the class owned as calculated above. You can also use this information to compare ongoing expenses of investing in the Fund with those of other mutual funds.

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2004

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

Beginning January 29, 2005, the Fund will be filing its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission's website at www.sec.gov. When filed, the Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund's website at www.gmo.com.

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- TABULAR HOLDINGS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

CLASSIFICATION                                                         % OF NET ASSETS
--------------------------------------------------------------------------------------
Private Investment Fund                                                            0.0%
Mutual Funds                                                                     100.0
Short-Term Investments and Other Assets and Liabilities (net)                     (0.0)
                                                                       ---------------
                                                                                 100.0%
                                                                       ===============

               See accompanying notes to the financial statements.

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

         SHARES   DESCRIPTION                                                       VALUE ($)
------------------------------------------------------------------------------------------------
                  AFFILIATED ISSUERS -- 100.0%

                  PRIVATE INVESTMENT FUND -- 0.0%

            175   GMO SPV I, LLC *                                                         1,544
                                                                                 ---------------

                  TOTAL PRIVATE INVESTMENT FUND (COST $2,097)                              1,544
                                                                                 ---------------

                  MUTUAL FUNDS -- 100.0%

        296,197   GMO Alpha Only Fund, Class III                                       2,967,890
        945,996   GMO Currency Hedged International Equity Fund, Class III             7,028,748
        285,214   GMO Emerging Countries Fund, Class III                               3,767,673
        570,395   GMO Emerging Country Debt Fund, Class IV                             6,194,482
      1,354,573   GMO Emerging Markets Fund, Class VI                                 19,979,946
          6,718   GMO Growth Fund, Class III                                             114,738
        225,958   GMO Inflation Indexed Bond Fund, Class III                           2,706,972
      1,055,772   GMO International Growth Fund, Class III                            24,156,064
      1,172,117   GMO International Intrinsic Value Fund, Class IV                    28,892,682
        826,965   GMO International Small Companies Fund, Class III                   13,438,180
        844,239   GMO Real Estate Fund, Class III                                     13,060,379
         16,580   GMO Short-Duration Investment Fund, Class III                          145,903
      7,102,132   GMO U.S. Core Fund, Class VI                                        92,256,689
        704,257   GMO U.S. Quality Equity Fund, Class IV                              13,718,925
        107,406   GMO Value Fund, Class III                                              995,658
                                                                                 ---------------

                  TOTAL MUTUAL FUNDS (COST $203,499,495)                             229,424,929
                                                                                 ---------------

                  TOTAL AFFILIATED ISSUERS (COST $203,501,592)                       229,426,473
                                                                                 ---------------

               See accompanying notes to the financial statements.

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

  PAR VALUE ($)   DESCRIPTION                                                       VALUE ($)
------------------------------------------------------------------------------------------------
                  SHORT-TERM INVESTMENT -- 0.0%

                  REPURCHASE AGREEMENT -- 0.0%
         12,704   Citigroup Global Markets Repurchase Agreement, dated
                  8/31/04, due 9/01/04, with a maturity value of $12,704,
                  and an effective yield of 1.10%, collateralized by a
                  U.S. Treasury Note with a rate of 2.75%, maturity date
                  of 7/31/06, and a market value, including accrued
                  interest of $12,958.                                                    12,704
                                                                                 ---------------

                  TOTAL SHORT-TERM INVESTMENT (COST $12,704)                              12,704
                                                                                 ---------------

                  TOTAL INVESTMENTS -- 100.0%
                  (Cost $203,514,296)                                                229,439,177

                  Other Assets and Liabilities (net) -- (0.0%)                           (15,556)
                                                                                 ---------------

                  TOTAL NET ASSETS -- 100.0%                                     $   229,423,621
                                                                                 ===============

                  NOTES TO THE SCHEDULE OF INVESTMENTS:

                  * Non-income producing security.

     At August 31, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                           GROSS UNREALIZED      GROSS UNREALIZED       NET UNREALIZED
     AGGREGATE COST          APPRECIATION          DEPRECIATION          APPRECIATION
     --------------        -----------------     ----------------      ----------------
     $ 203,837,541           $ 25,987,831           $ (386,195)          $ 25,601,636

               See accompanying notes to the financial statements.

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2004 (UNAUDITED)

ASSETS:
     Investments in unaffiliated issuers, at value (cost $12,704) (Note 2)             $        12,704
     Investments in affiliated issuers, at value (cost $203,501,592) (Notes 2 and 7)       229,426,473
     Receivable for expenses reimbursed by Manager (Note 3)                                      4,836
                                                                                       ---------------

      Total assets                                                                         229,444,013
                                                                                       ---------------

LIABILITIES:
     Payable to affiliate for (Note 3):
       Trustees fee                                                                                526
     Accrued expenses                                                                           19,866
                                                                                       ---------------

       Total liabilities                                                                        20,392
                                                                                       ---------------
NET ASSETS                                                                             $   229,423,621
                                                                                       ===============

NET ASSETS CONSIST OF:
     Paid-in capital                                                                   $   196,748,970
     Accumulated undistributed net investment income                                         1,419,852
     Accumulated net realized gain                                                           5,329,918
     Net unrealized appreciation                                                            25,924,881
                                                                                       ---------------
                                                                                       $   229,423,621
                                                                                       ===============

NET ASSETS ATTRIBUTABLE TO:
     Class III shares                                                                  $   229,423,621
                                                                                       ===============

SHARES OUTSTANDING:
     Class III                                                                              21,752,074
                                                                                       ===============

NET ASSET VALUE PER SHARE:
     Class III                                                                         $         10.55
                                                                                       ===============

               See accompanying notes to the financial statements.

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
     Dividends from affiliated issuers (Note 7)                                        $     1,420,770
     Interest                                                                                      743
                                                                                       ---------------

        Total income                                                                         1,421,513
                                                                                       ---------------

EXPENSES:
     Custodian and transfer agent fees                                                          14,260
     Audit and tax fees                                                                          9,016
     Legal fees                                                                                  3,036
     Trustees fees and related expenses (Note 3)                                                 3,601
     Registration fees                                                                           1,472
     Miscellaneous                                                                               1,104
                                                                                       ---------------
       Total expenses                                                                           32,489
     Fees and expenses reimbursed by Manager (Note 3)                                          (30,828)
                                                                                       ---------------
       Net expenses                                                                              1,661
                                                                                       ---------------

        Net investment income                                                                1,419,852
                                                                                       ---------------

REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain on:
       Investments in affiliated issuers                                                     2,959,903
       Realized gains distributions from affiliated issuers (Note 7)                         2,775,087
                                                                                       ---------------

        Net realized gain on investments                                                     5,734,990
                                                                                       ---------------

     Change in net unrealized appreciation (depreciation) on investments                   (10,995,122)
                                                                                       ---------------

       Net realized and unrealized loss                                                     (5,260,132)
                                                                                       ---------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $    (3,840,280)
                                                                                       ===============

               See accompanying notes to the financial statements.

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                          SIX MONTHS ENDED
                                                                           AUGUST 31, 2004         YEAR ENDED
                                                                             (UNAUDITED)       FEBRUARY 29, 2004
                                                                          -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
     Net investment income                                                $       1,419,852    $       2,991,729
     Net realized gain                                                            5,734,990            7,546,095
     Change in net unrealized appreciation (depreciation)                       (10,995,122)          48,547,085
                                                                          -----------------    -----------------
     Net increase (decrease) in net assets from operations                       (3,840,280)          59,084,909
                                                                          -----------------    -----------------

Distributions to shareholders from:
     Net investment income
       Class III                                                                         --           (3,981,084)
     Net realized gains
       Class III                                                                 (2,482,819)          (2,513,352)
                                                                          -----------------    -----------------

                                                                                 (2,482,819)          (6,494,436)
                                                                          -----------------    -----------------
     Net share transactions (Note 6):
       Class III                                                                 12,862,281           90,408,502
     Purchase premiums and redemption fees (Notes 2 and 6):
       Class III                                                                     28,538              120,648
                                                                          -----------------    -----------------
     Total increase in net assets resulting
      from net share transactions and net
      purchase premiums and redemption fees                                      12,890,819           90,529,150
                                                                          -----------------    -----------------

       Total increase in net assets                                               6,567,720          143,119,623

NET ASSETS:
     Beginning of period                                                        222,855,901           79,736,278
                                                                          -----------------    -----------------
     End of period (including accumulated
      undistributed net investment income of
      $1,419,852 and $0, respectively)                                    $     229,423,621    $     222,855,901
                                                                          =================    =================

               See accompanying notes to the financial statements.

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       SIX MONTHS ENDED                               YEAR ENDED FEBRUARY 28/29,
                                       AUGUST 31, 2004           ------------------------------------------------------------------
                                          (UNAUDITED)               2004            2003          2002          2001        2000
                                       ----------------          ---------       ---------     ---------     ---------    ---------
NET ASSET VALUE, BEGINNING OF
  PERIOD                               $          10.86          $    7.51       $    8.66     $    8.92     $    9.49    $    8.85
                                       ----------------          ---------       ---------     ---------     ---------    ---------

Income from investment
  operations:
    Net investment income (a)                      0.07               0.14            0.15          0.23          0.24         0.25
    Net realized and unrealized
      gain (loss)                                 (0.26)              3.55           (1.07)        (0.14)         0.39         1.45
                                       ----------------          ---------       ---------     ---------     ---------    ---------

        Total from investment
          operations                              (0.19)              3.69           (0.92)         0.09          0.63         1.70
                                       ----------------          ---------       ---------     ---------     ---------    ---------

Less distributions to
  shareholders:
    From net investment income                       --              (0.21)          (0.23)        (0.13)        (0.51)       (0.43)
    From net realized gains                       (0.12)             (0.13)             --         (0.22)        (0.69)       (0.63)
                                       ----------------          ---------       ---------     ---------     ---------    ---------

        Total distributions                       (0.12)             (0.34)          (0.23)        (0.35)        (1.20)       (1.06)
                                       ----------------          ---------       ---------     ---------     ---------    ---------
NET ASSET VALUE, END OF PERIOD         $          10.55          $   10.86       $    7.51     $    8.66     $    8.92    $    9.49
                                       ================          =========       =========     =========     =========    =========
TOTAL RETURN (b)                                  (1.75)%**(c)       49.63%(c)      (10.84)%        1.12%         6.57%       19.14%

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period
      (000's)                          $        229,424          $ 222,856    $  79,736     $  40,124     $  42,776    $  36,669
    Net expenses to average
      daily net assets (d)                         0.00%*(e)          0.00%(e)        0.00%(e)      0.00%(e)      0.00%        0.00%
    Net investment income to
      average daily net assets (a)                 1.25%*             1.99%           3.06%         2.73%         2.56%        2.63%
    Portfolio turnover rate                          10%**              73%             30%           13%           19%          18%
    Fees and expenses
      reimbursed by the Manager
      to average daily net assets:                 0.03%*             0.05%           0.07%         0.07%         0.07%        0.09%
    Purchase premiums and
      redemption fees consisted
      of the following per
      share amounts: +                 $           0.00(f)       $    0.01              --            --            --           --

(a) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(c) Calculations excludes purchase premiums and redemption fees which are borne by the shareholders.
(d) Net expenses exclude expenses incurred indirectly through investment in underlying funds. (See Note 3).
(e) Net expenses to average daily net assets was less than 0.01%.
(f) Purchase premiums and redemption fees were less than $0.01 per share.
+   Computed using average shares outstanding throughout the period.
*   Annualized.
**  Not annualized.

               See accompanying notes to the financial statements.

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (UNAUDITED)

1.   ORGANIZATION

     GMO Global (U.S.+) Equity Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund operates as a "fund-of-funds" and makes investments in other funds of the Trust ("underlying funds"). The Fund seeks total return greater than that of the GMO Global Equity Index through investment to varying extents in underlying funds of the Trust. The GMO Global Equity Index, a composite index computed by the Manager, consists of (i) the S&P 500 Index (an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor's) and (ii) the MSCI ACWI (All Country World Index) ex-U.S. Index (an international (excluding U.S. and including emerging markets) equity index, independently maintained and published by Morgan Stanley Capital International) in the following proportions: 75% (S&P 500) and 25% (MSCI ACWI (All Country World Index) ex-U.S. Index). The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Shares of underlying fund are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Foreign equity securities held by certain underlying funds in which the Fund invests are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates fair value. Securities for which quotations are not readily available, or whose values the Manager has determined to be unreliable, are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

     Securities held by the underlying funds may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     Certain investments in securities held by the underlying funds were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements of the underlying funds.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See Schedule of Investments for the open repurchase agreement as of August 31, 2004.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur certain fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary.

     PURCHASE AND REDEMPTION OF FUND SHARES
     Effective June 30, 2003, the Fund began to charge purchase and redemption fees on Fund shares. The premium on cash purchases of Fund shares is 0.15% of the amount invested. In the case of cash redemptions, which applies to shares acquired on or after June 30, 2003, the fee is 0.14% of the amount redeemed. The Fund's purchase premium and redemption fee are approximately equal to the weighted average of the purchase premiums and redemptions fees, if any, of the underlying funds in which the Fund was invested. The level of purchase premium and redemption fee for the Fund will be adjusted approximately annually to account for changes in the Fund's investments (i.e., changes in the percentage of Fund assets allocated to each underlying fund). If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2004 and the year ended February 29, 2004, the Fund received $27,486 and $119,831 in purchase premiums and $1,052 and $817 in redemption fees, respectively. There is no premium for reinvested distributions or in-kind transactions.

     INVESTMENT RISK
     The Fund is subject to the investment risk associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     Additionally, the investment risk associated with an investment in the underlying funds may be more pronounced to the extent that the underlying funds engage in derivative transactions.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not directly charge an advisory fee or shareholder service fee, but receives advisory and shareholder service fees from the underlying funds in which the Fund invests.

     GMO has entered into a binding agreement, effective until at least December 31, 2004, to reimburse the Fund for its total annual direct operating expenses (excluding fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense, transfer taxes and expenses indirectly incurred by investments in the underlying funds).

     The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the six months ended August 31, 2004, these indirect fees and expenses expressed as a percentage of the Fund's average daily net assets were as follows:

                                                           INDIRECT INVESTMENT-
                                                             RELATED EXPENSES
                     INDIRECT OPERATING                    (INCLUDING, BUT NOT
                    EXPENSES (EXCLUDING                    LIMITED TO, INTEREST
                      MANAGEMENT FEES,                    EXPENSE, FOREIGN AUDIT
     INDIRECT NET   SHAREHOLDER SERVICE      INDIRECT         EXPENSE, AND          TOTAL
      MANAGEMENT    FEES AND INVESTMENT-   SHAREHOLDER      INVESTMENT-RELATED     INDIRECT
         FEES         RELATED EXPENSES)    SERVICE FEES       LEGAL EXPENSE)       EXPENSES
     --------------------------------------------------------------------------------------
        0.414%             0.072%             0.093%              0.002%            0.581%

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2004 was $2,957. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2004, aggregated $37,099,767 and $22,506,547, respectively.

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

5.   PRINCIPAL SHAREHOLDERS AND RELATED PARTY

     At August 31, 2004, 35.5% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund. At August 31, 2004, less than 0.1% of the Fund was held by one related party comprised of certain GMO employee accounts..

6.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                    SIX MONTHS ENDED
                                                     AUGUST 31, 2004                YEAR ENDED
                                                       (UNAUDITED)               FEBRUARY 29, 2004
                                                -------------------------    -------------------------
     CLASS III:                                   SHARES        AMOUNT         SHARES        AMOUNT
                                                ---------    ------------    ---------    ------------
     Shares sold                                1,637,287    $ 17,269,734    9,966,233    $ 90,802,386
     Shares issued to shareholders
      in reinvestment of distributions            227,794       2,387,286      486,125       4,942,065
     Shares repurchased                          (641,703)     (6,794,739)    (540,674)     (5,335,949)
     Purchase premiums and redemption fees             --          28,538           --         120,648
                                                ---------    ------------    ---------    ------------
     Net increase                               1,223,378    $ 12,890,819    9,911,684    $ 90,529,150
                                                =========    ============    =========    ============

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

7.   INVESTMENTS IN AFFILIATED ISSUERS

     A summary of the Fund's transactions in the shares of these issuers during the six months ended August 31, 2004, is set forth below:

                               VALUE,                                                     REALIZED
                            BEGINNING OF                      SALES         DIVIDEND        GAINS           VALUE,
     AFFILIATE                 PERIOD        PURCHASES       PROCEEDS        INCOME     DISTRIBUTIONS   END OF PERIOD
     ------------------     -------------   ------------   ------------   -----------   -------------   -------------
     GMO Alpha Only
     Fund, Class III        $   2,949,824   $      9,302   $        263   $        --   $          --   $   2,967,890
     GMO Currency
     Hedged
     International
     Equity Fund,
     Class III                  6,912,619         22,622            624            --              --       7,028,748
     GMO Emerging
     Countries Fund,
     Class III                  3,990,530        241,384            362         4,273         225,386       3,767,673
     GMO Emerging
     Country Debt
     Fund,
     Class IV                   5,198,822        807,832            463       147,855          41,929       6,194,482
     GMO Emerging
     Markets Fund,
     Class VI                  30,519,082        177,052      8,831,360        98,480           1,349      19,979,946
     GMO Growth Fund,
     Class III                    122,313          5,117             11           258           4,472         114,738
     GMO Inflation
     Indexed Bond
     Fund, Class III            1,939,255        762,081            172           221          53,567       2,706,972
     GMO International
     Growth Fund,
     Class III                 18,288,002      6,546,573          1,628        83,059         178,250      24,156,064
     GMO International
     Intrinsic Value
     Fund, Class IV            22,594,881      5,941,683          2,013       138,127              --      28,892,682
     GMO International
     Small Companies
     Fund, Class III           17,155,051        659,369      3,486,526        52,172         552,071      13,438,180
     GMO Real Estate
     Fund, Class III           10,007,887      2,188,649            912       150,923              --      13,060,379

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     GMO Short-Duration
     Investment Fund,
     Class III                    143,423          1,661             13         1,199              --         145,903
     GMO Small Cap
     Value Fund,
     Class III                  9,718,278      1,766,990      9,414,884        48,926       1,718,063              --
     GMO U.S. Core
     Fund, Class VI            79,309,935     16,685,090        491,203       659,222              --      92,256,689
     GMO U.S. Quality
     Equity Fund,
     Class IV                  12,755,200      1,273,824             --        29,590              --      13,718,925
     GMO SPV I, LLC                 2,102             --             --            --              --           1,544*
     GMO Value Fund,
     Class III                  1,262,676         10,538        276,113         6,465              --         995,658
                            -------------   ------------   ------------   -----------   -------------   -------------
     Totals                 $ 222,869,880   $ 37,099,767   $ 22,506,547   $ 1,420,770   $   2,775,087   $ 229,426,473
                            =============   ============   ============   ===========   =============   =============

     * After effect of the return of capital distribution of $1,408 on June 10, 2004.

8.   SUBSEQUENT EVENT

     Effective October 5, 2004, GMO Trust appointed a Chief Compliance Officer and adopted a compliance plan in accordance with Rule 38a-1 under the Investment Company Act of 1940, as amended.

GMO GLOBAL (U.S.+) EQUITY ALLOCATION FUND
(A SERIES OF GMO TRUST)

FUND EXPENSES
AUGUST 31, 2004 (UNAUDITED)

     The Fund incurs ongoing operating expenses during the normal course of business, such as custodian and transfer agent fees, audit and tax fees, other expenses and indirect expenses incurred due to its investment in underlying funds. The following table, assuming a $1,000 investment in a class of shares, discloses the ending account value and operating expenses incurred for the six months ended August 31, 2004, based on, (1) the class's actual return and actual expenses, and (2) a hypothetical annualized 5% return and the class's actual expenses:

     Class III

                                                     OPERATING
                        BEGINNING        ENDING       EXPENSE
                          VALUE          VALUE       INCURRED *
     -----------------------------------------------------------
     1) Actual         $ 1,000.00     $   982.50       $ 2.90
     2) Hypothetical     1,000.00       1,022.28         2.96

     *Expenses are calculated using the Class III annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2004 of 0.58%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     You can estimate expenses incurred for the six months ended August 31, 2004 on your investment in a particular class of shares by dividing your investment value at August 31, 2004 by $1,000 and then multiplying that result by the operating expenses of the class owned as calculated above. You can also use this information to compare ongoing expenses of investing in the Fund with those of other mutual funds.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2004

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

Beginning January 29, 2005, the Fund will be filing its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission's website at www.sec.gov. When filed, the Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund's website at www.gmo.com.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- TABULAR HOLDINGS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

DESCRIPTION                                                                  % OF NET ASSETS
---------------------------------------------------------------------------------------------
U.S. Government                                                                           3.0%
Mutual Funds                                                                             96.8
Put Options Purchased                                                                     0.1
Forward Currency Contracts                                                                0.1
Futures                                                                                   1.5
Swaps                                                                                     0.1
Short-Term Investments and Other Assets and Liabilities (net)                            (1.6)
                                                                             ----------------
                                                                                        100.0%
                                                                             ================

               See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

    PAR VALUE /
 PRINCIPAL AMOUNT
     / SHARES          DESCRIPTION                                                     VALUE ($)
--------------------------------------------------------------------------------------------------
                       DEBT OBLIGATIONS -- 3.0%

                       UNITED STATES -- 3.0%

                       U.S. GOVERNMENT -- 3.0%
USD       17,348,850   U.S. Treasury Inflation Indexed Note, 3.88%, due
                       01/15/09 (a) (b)                                                 19,536,433
                                                                                     -------------

                       TOTAL DEBT OBLIGATIONS (COST $19,401,711)                        19,536,433
                                                                                     -------------

                       PUT OPTIONS PURCHASED -- 0.1%

                       CROSS CURRENCY OPTIONS -- 0.1%
JPY    7,260,000,000   JPY Put/USD Call, Expires 11/19/2004, Strike 112.40                 451,862
                                                                                     -------------

                       TOTAL PUT OPTIONS PURCHASED (COST $1,852,512)                       451,862
                                                                                     -------------

                       MUTUAL FUNDS -- 96.8%

           1,831,360   GMO Emerging Country Debt Fund, Class III (c)                    19,870,253
          24,252,331   GMO Short-Duration Collateral Fund (c)                          614,554,075
               5,496   GMO Special Purpose Holding Fund (c)                                 96,667
           2,340,157   Merrimac Cash Series, Premium Class                               2,340,157
                                                                                     -------------

                       TOTAL MUTUAL FUNDS (COST $633,060,612)                          636,861,152
                                                                                     -------------

                       TOTAL INVESTMENTS -- 99.9%
                       (Cost $654,314,835)                                             656,849,447
                       Other Assets and Liabilities (net) -- 0.1%                          899,673
                                                                                     -------------

                       TOTAL NET ASSETS -- 100.0%                                    $ 657,749,120
                                                                                     =============

               See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

                       NOTES TO SCHEDULE OF INVESTMENTS:

                       (a) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts (Note 2).
                       (b) Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators (Note 2).
                       (c)  Affiliated Issuer.


                       CURRENCY ABBREVIATIONS:

                       AUD - Australian Dollar   JPY - Japanese Yen
                       CAD - Canadian Dollar     NOK - Norwegian Krone
                       CHF - Swiss Franc         NZD - New Zealand Dollars
                       EUR - Euro                SEK - Swedish Krona
                       GBP - British Pound       USD - United States Dollar

     At August 31, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                          GROSS UNREALIZED       GROSS UNREALIZED       NET UNREALIZED
     AGGREGATE COST         APPRECIATION           DEPRECIATION          APPRECIATION
    ----------------      ----------------       ----------------       --------------
     $  654,353,255        $    3,896,842         $  (1,400,650)         $  2,496,192

     At February 29, 2004, GMO Currency Hedged International Bond Fund (the "Fund") had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Internal Revenue Code, of $3,639,053 expiring in 2009. Utilization of the capital loss carryforward above could be subject to limitations imposed by the Internal Revenue Code related to share ownership activity. At February 29, 2004, the Fund elected to defer to March 1, 2004 post-October capital losses of $376,779.

               See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     A summary of outstanding financial instruments at August 31, 2004 is as follows:

     FORWARD CURRENCY CONTRACTS

                                                                                    NET UNREALIZED
      SETTLEMENT                                                                     APPRECIATION
         DATE          DELIVER/RECEIVE       UNITS OF CURRENCY      VALUE           (DEPRECIATION)
     ------------    -------------------     -----------------   -------------     ---------------
         Buys

       10/12/04              AUD                    51,300,000   $  36,077,345        $    146,054
        9/07/04              CHF                     5,800,000       4,574,730            (106,804)
        9/14/04              EUR                    53,800,000      65,373,455            (530,063)
       11/16/04              GBP                    60,600,000     108,329,250             456,490
        9/21/04              NZD                    39,000,000      25,528,251             142,683
                                                                                      ------------
                                                                                      $    108,360
                                                                                      ============

        Sales

       10/12/04              AUD                    10,400,000   $   7,313,926        $    (30,390)
       11/02/04              CAD                       100,000          75,831                (539)
        9/07/04              CHF                    50,200,000      39,595,078             332,825
        9/14/04              EUR                    82,100,000      99,761,352             150,561
        9/28/04              JPY                 5,900,000,000      53,825,249             (65,420)
                                                                                      ------------
                                                                                      $    387,037
                                                                                      ============

     FORWARD CROSS CURRENCY CONTRACTS

                                                                                    NET UNREALIZED
      SETTLEMENT                                                                     APPRECIATION
         DATE        DELIVER/UNITS OF CURRENCY     RECEIVE/IN EXCHANGE FOR          (DEPRECIATION)
     ------------    -------------------------  ------------------------------     ---------------
       10/05/04       CHF           45,840,256      EUR             30,000,000        $    253,555
       10/12/04       EUR           18,500,000      NOK            154,596,160             (99,185)
       11/09/04       EUR           49,000,000      SEK            449,239,355             245,949
       10/12/04       NOK          126,787,500      EUR             15,000,000            (127,871)
                                                                                      ------------
                                                                                      $    272,448
                                                                                      ============

               See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     FUTURES CONTRACTS

                                                                                          NET UNREALIZED
      NUMBER OF                                                             CONTRACT       APPRECIATION
      CONTRACTS                  TYPE                  EXPIRATION DATE       VALUE        (DEPRECIATION)
     -----------  ----------------------------------  -----------------  --------------  ---------------
        Buys

        1094      Canadian Government Bond 10 Yr.       December 2004    $   90,984,001  $       418,710
        1383      Euro BOBL                            September 2004       188,698,914        3,144,604
        2218      Euro Bund                            September 2004       313,167,303        8,188,711
        315       Euro Euribor 3 Month                   March 2005          93,518,019          370,236
        250       Federal Fund 30 Day                   October 2004        102,398,816            3,771
         3        Japanese Government Bond 10 Yr.
                  (LIF)                                September 2004         3,766,368               95
        437       UK Guilt Long Bond                    December 2004        84,124,964          326,547
                                                                                         ---------------
                                                                                         $    12,452,674
                                                                                         ===============

       Sales

        208       Australian Government Bond 10 Yr.    September 2004    $   15,201,370  $      (147,847)
        426       Australian Government Bond 3 Yr.     September 2004        30,617,360          (70,298)
        315       Euro Euribor 3 Month                   March 2006          92,805,017         (497,293)
         38       Japanese Government Bond 10 Yr.      September 2004        47,662,308         (862,461)
        171       Swiss Federal Bond                   September 2004        17,220,693         (173,819)
         88       U.S. Long Bond                        December 2004         9,795,500         (126,217)
         76       U.S. Treasury Note 10 Yr.             December 2004         8,535,750          (61,155)
        545       U.S. Treasury Note 5 Yr.              December 2004        60,316,172         (415,955)
                                                                                         ---------------
                                                                                         $    (2,355,045)
                                                                                         ===============

     At August 31, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

               See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     SWAP AGREEMENTS

                                                                                             NET UNREALIZED
         NOTIONAL         EXPIRATION                                                          APPRECIATION
          AMOUNT             DATE                         DESCRIPTION                        (DEPRECIATION)
     -------------------  ----------  ----------------------------------------------------  ----------------
     INTEREST RATE SWAPS

       60,000,000 EUR       3/13/06   Agreement with Citibank N.A. dated 3/09/04 to pay      $        83,105
                                      the notional amount multiplied by 2.34% and to
                                      receive the notional amount multiplied by the 6
                                      month Floating Rate EURIBOR.

       33,300,000 EUR       6/5/06    Agreement with Citibank N.A. dated 6/01/04 to pay             (195,230)
                                      the notional amount multiplied by 2.824% and to
                                      receive the notional amount multiplied by the 6
                                      month Floating Rate EURIBOR.

       40,400,000 USD       6/5/06    Agreement with Citibank N.A. dated 6/01/04 to                  229,013
                                      receive the notional amount multiplied by 2.9835%
                                      and to pay the notional amount multiplied by the 3
                                      month LIBOR.

       29,500,000 CAD       6/8/06    Agreement with JP Morgan Chase Bank dated 6/08/04              144,360
                                      to receive the notional amount multiplied by 3.41%
                                      and to pay the notional amount multiplied by the 3
                                      month Floating Canadian Deposit Offering Rate.

       29,500,000 CAD       6/10/06   Agreement with JP Morgan Chase Bank dated 6/10/04              154,854
                                      to receive the notional amount multiplied by 3.44%
                                      and to pay the notional amount multiplied by the 3
                                      month Floating Canadian Deposit Offering Rate.

       29,500,000 CAD       6/14/06   Agreement with JP Morgan Chase Bank dated 6/14/04              206,339
                                      to receive the notional amount multiplied by
                                      3.5725% and to pay the notional amount multiplied
                                      by the 3 month Floating Canadian Deposit Offering
                                      Rate.

       27,000,000 GBP       7/1/06    Agreement with JP Morgan Chase Bank dated 7/01/04             (156,396)
                                      to pay the notional amount multiplied by 5.3375%
                                      and to receive the notional amount multiplied by
                                      the 6 month Floating Rate British LIBOR.

               See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     SWAP AGREEMENTS -- CONTINUED

                                                                                             NET UNREALIZED
        NOTIONAL          EXPIRATION                                                          APPRECIATION
         AMOUNT              DATE                         DESCRIPTION                        (DEPRECIATION)
    -------------------   ----------  ----------------------------------------------------  ----------------
     48,600,000 USD         7/6/06    Agreement with JP Morgan Chase Bank dated 7/01/04      $       384,509
                                      to receive the notional amount multiplied by
                                      3.129% and to pay the notional amount multiplied
                                      by the 3 month LIBOR.

     35,500,000 GBP         8/4/06    Agreement with Deutsche Bank AG dated 8/04/04 to              (294,619)
                                      pay the notional amount multiplied by 5.42% and to
                                      receive the notional amount multiplied by the 6
                                      month Floating Rate British LIBOR.

     64,500,000 USD         8/6/06    Agreement with JP Morgan Chase Bank dated 8/04/04              379,905
                                      to receive the notional amount multiplied by 3.04%
                                      and to pay the notional amount multiplied by the 3
                                      month LIBOR.

    186,000,000 SEK         8/30/07   Agreement with Deutsche Bank AG dated 8/26/04 to                41,630
                                      receive the notional amount multiplied by 3.60%
                                      and to pay the notional amount multiplied by the 3
                                      month Floating Rate Swedish LIBOR.

     25,200,000 EUR         3/11/09   Agreement with Citibank N.A. dated 3/09/04 to                 (58,262)
                                      receive the notional amount multiplied by 3.21%
                                      and to pay the notional amount multiplied by the 6
                                      month Floating Rate EURIBOR.

      8,400,000 SEK         5/22/09   Agreement with Citibank N.A. dated 5/21/04 to                   12,114
                                      receive the notional amount multiplied by 4.3775%
                                      and to pay the notional amount multiplied by the 3
                                      month Floating Rate Swedish LIBOR.

    109,500,000 SEK         7/15/11   Agreement with Citibank N.A. dated 7/13/04 to                  151,186
                                      receive the notional amount multiplied by 4.615%
                                      and to pay the notional amount multiplied by the 3
                                      month Floating Rate Swiss LIBOR.

        300,000 CHF        10/23/13   Agreement with JP Morgan Chase Bank dated 10/21/03              (4,836)
                                      to pay the notional amount multiplied by 3.0275%
                                      and to

               See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     SWAP AGREEMENTS -- CONTINUED

                                                                                             NET UNREALIZED
         NOTIONAL         EXPIRATION                                                          APPRECIATION
          AMOUNT             DATE                         DESCRIPTION                        (DEPRECIATION)
     -------------------  ----------  ----------------------------------------------------  ----------------
                                      receive the notional amount multiplied by the 6
                                      month Floating Rate Swiss LIBOR.

      2,000,000 CHF         2/26/14   Agreement with Deutsche Bank AG dated 2/24/04 to       $         5,649
                                      pay the notional amount multiplied by 2.77% and to
                                      receive the notional amount multiplied by the 6
                                      month Floating Rate Swiss LIBOR.

     15,000,000 CHF         4/21/14   Agreement with JP Morgan Chase Bank dated 4/19/04               15,312
                                      to pay the notional amount multiplied by 2.81% and
                                      to receive the notional amount multiplied by the 6
                                      month Floating Rate Swiss LIBOR.

     42,600,000 SEK         5/21/14   Agreement with Citibank N.A. dated 5/18/04 to                  153,720
                                      receive the notional amount multiplied by 5.0725%
                                      and to pay the notional amount multiplied by the 3
                                      month Floating Rate Swedish LIBOR.

     36,300,000 SEK         6/4/14    Agreement with JP Morgan Chase Bank dated 6/02/04              140,509
                                      to receive the notional amount multiplied by 5.1%
                                      and to pay the notional amount multiplied by the 3
                                      month Floating Rate Swedish LIBOR.

     11,600,000 EUR         6/18/14   Agreement with Citibank N.A. dated 6/18/04 to pay             (378,657)
                                      the notional amount multiplied by 4.4725% and to
                                      receive the notional amount multiplied by the 6
                                      month Floating Rate EURIBOR.

     14,100,000 USD         6/18/14   Agreement with JP Morgan Chase Bank dated 6/16/04              764,556
                                      to receive the notional amount multiplied by
                                      5.229% and to pay the notional amount multiplied
                                      by the 3 month LIBOR.

     15,300,000 USD         7/19/14   Agreement with JP Morgan Chase Bank dated 7/15/04              500,999
                                      to receive the notional amount multiplied by
                                      4.9675% and to pay the notional amount multiplied
                                      by the 3 month LIBOR.

     21,800,000 AUD         7/21/14   Agreement with Citibank N.A. dated 7/15/04 to pay             (216,193)
                                      the notional amount multiplied by 6.1225% and to
                                      receive the

               See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     SWAP AGREEMENTS -- CONTINUED

                                                                                             NET UNREALIZED
         NOTIONAL         EXPIRATION                                                          APPRECIATION
          AMOUNT             DATE                         DESCRIPTION                        (DEPRECIATION)
     -------------------  ----------  ----------------------------------------------------  ----------------
                                      notional amount multiplied by the 6 month Floating
                                      Rate Australian BBSW.

     27,000,000 CAD         8/16/14   Agreement with JP Morgan Chase Bank dated 8/16/04      $       123,546
                                      to receive the notional amount multiplied by
                                      4.9825% and to pay the notional amount multiplied
                                      by the 3 month Floating Canadian Deposit Offering
                                      Rate.

     27,800,000 AUD         8/17/14   Agreement with Deutsche Bank AG dated 8/16/04 to              (129,987)
                                      pay the notional amount multiplied by 6.0475% and
                                      to receive the notional amount multiplied by the 6
                                      month Floating Rate Australian BBSW.

     16,000,000 USD         8/25/14   Agreement with Citibank N.A. dated 8/20/04 to                  102,059
                                      receive the notional amount multiplied by 4.6525%
                                      and to pay the notional amount multiplied by the 3
                                      month LIBOR.

      4,000,000 CAD         6/8/34    Agreement with JP Morgan Chase Bank dated 6/08/04             (246,696)
                                      to pay the notional amount multiplied by 5.9775%
                                      and to receive the notional amount multiplied by
                                      the 3 month Floating Canadian Deposit Offering
                                      Rate.

      8,800,000 USD         6/10/34   Agreement with Citibank N.A. dated 6/08/04 to pay             (815,919)
                                      the notional amount multiplied by 5.89% and to
                                      receive the notional amount multiplied by the 3
                                      month LIBOR.

      4,000,000 CAD         6/10/34   Agreement with JP Morgan Chase Bank dated 6/10/04             (184,971)
                                      to pay the notional amount multiplied by 5.96% and
                                      to receive the notional amount multiplied by the 3
                                      month Floating Canadian Deposit Offering Rate.

      4,000,000 CAD         6/14/34   Agreement with JP Morgan Chase Bank dated 6/14/04             (193,963)
                                      to pay the notional amount multiplied by 5.98% and
                                      to receive the notional amount multiplied by the 3
                                      month Floating Canadian Deposit Offering Rate.

               See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     SWAP AGREEMENTS -- CONTINUED

                                                                                             NET UNREALIZED
         NOTIONAL         EXPIRATION                                                          APPRECIATION
          AMOUNT             DATE                         DESCRIPTION                        (DEPRECIATION)
     -------------------  ----------  ----------------------------------------------------  ----------------
     TOTAL RETURN SWAPS

     3,000,000 USD          7/26/05   Agreement with JP Morgan Chase Bank dated 7/01/03
                                      to receive the notional amount multiplied by the
                                      return on the JP Morgan Non-U.S. Hedged Traded
                                      Total Return Government Bond Index and to pay the
                                      notional amount multiplied by the 1 month LIBOR
                                      adjusted by a specified spread.                        $        14,326
                                                                                             ---------------
                                                                                             $       731,962
                                                                                             ===============

               See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES --  AUGUST 31, 2004 (UNAUDITED)

ASSETS:
     Investments in unaffiliated issuers, at value (cost $23,594,380) (Note 2)        $    22,328,452
     Investments in affiliated issuers, at value (cost $630,720,455)(Notes 2 and 7)       634,520,995
     Foreign currency, at value (cost $8,078) (Note 2)                                          8,020
     Receivable for Fund shares sold                                                        6,000,000
     Interest receivable                                                                       91,423
     Receivable for open forward foreign currency contracts (Note 2)                        1,858,703
     Receivable for variation margin on open futures contracts (Note 2)                     1,783,830
     Net receivable for open swap contracts (Note 2)                                          731,962
     Periodic payments from open swap contracts (Note 2)                                      510,531
     Receivable for expenses reimbursed by Manager (Note 3)                                    31,901
                                                                                      ---------------

        Total assets                                                                      667,865,817
                                                                                      ---------------

LIABILITIES:
     Payable for investments purchased                                                      8,500,000
     Payable for Fund shares repurchased                                                      300,000
     Payable to affiliate for (Note 3):
        Management fee                                                                        135,646
        Shareholder service fee                                                                81,388
        Trustees fee                                                                              815
     Payable for open forward foreign currency contracts (Note 2)                           1,090,858
     Accrued expenses                                                                           7,990
                                                                                      ---------------

        Total liabilities                                                                  10,116,697
                                                                                      ---------------
NET ASSETS                                                                            $   657,749,120
                                                                                      ===============

NET ASSETS CONSIST OF:
     Paid-in capital                                                                  $   646,659,112
     Accumulated undistributed net investment income                                          589,236
     Accumulated net realized loss                                                         (3,631,218)
     Net unrealized appreciation                                                           14,131,990
                                                                                      ---------------
                                                                                      $   657,749,120
                                                                                      ===============

NET ASSETS ATTRIBUTABLE TO:
     Class III shares                                                                 $   657,749,120
                                                                                      ===============

SHARES OUTSTANDING:
     Class III                                                                             71,211,981
                                                                                      ===============

NET ASSET VALUE PER SHARE:
     Class III                                                                        $          9.24
                                                                                      ===============

               See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
     Dividends from affiliated issuers (Note 7)                                              $    420,850
     Interest                                                                                     428,033
                                                                                             ------------

             Total income                                                                         848,883
                                                                                             ------------

EXPENSES:
     Management fee (Note 3)                                                                      544,653
     Shareholder service fee (Note 3) - Class III                                                 326,792
     Custodian and transfer agent fees                                                             48,484
     Audit and tax fees                                                                            29,716
     Legal fees                                                                                     4,784
     Trustees fees and related expenses (Note 3)                                                    3,136
     Registration fees                                                                              9,568
     Miscellaneous                                                                                  1,657
                                                                                             ------------
          Total expenses                                                                          968,790
     Fees and expenses reimbursed by Manager (Note 3)                                             (94,024)
     Indirectly incurred fees waived or borne by Manager (Note 3)                                 (24,865)
     Shareholder service fee waived (Note 3) - Class III                                           (9,131)
                                                                                             ------------
          Net expenses                                                                            840,770
                                                                                             ------------

             Net investment income                                                                  8,113
                                                                                             ------------

REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) on:
          Investments in unaffiliated issuers                                                    (178,066)
          Investments in affiliated issuers                                                        48,766
          Realized gains distributions from affiliated issuers (Note 7)                           323,901
          Closed futures contracts                                                               (361,233)
          Closed swap contracts                                                                 1,982,733
          Foreign currency, forward contracts and foreign currency related transactions        (1,447,396)
                                                                                             ------------

             Net realized gain                                                                    368,705
                                                                                             ------------
     Change in net unrealized appreciation (depreciation) on:
          Investments                                                                            (679,601)
          Open futures contracts                                                                7,818,851
          Open swap contracts                                                                     478,818
          Foreign currency, forward contracts and foreign currency related transactions         1,390,406
                                                                                             ------------

             Net unrealized gain                                                                9,008,474
                                                                                             ------------

          Net realized and unrealized gain                                                      9,377,179
                                                                                             ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                         $  9,385,292
                                                                                             ============

               See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                     SIX MONTHS ENDED
                                                                      AUGUST 31, 2004      YEAR ENDED
                                                                        (UNAUDITED)     FEBRUARY 29, 2004
                                                                     ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
     Net investment income                                            $        8,113    $         309,117
     Net realized gain                                                       368,705            1,051,240
     Change in net unrealized appreciation (depreciation)                  9,008,474            5,009,463
                                                                      --------------    -----------------

     Net increase in net assets from operations                            9,385,292            6,369,820
                                                                      --------------    -----------------

Distributions to shareholders from:
     Net investment income
        Class III                                                         (1,000,065)          (1,182,701)
                                                                      --------------    -----------------

     Net share transactions (Note 6):
        Class III                                                        426,491,433          197,466,338
                                                                      --------------    -----------------

        Total increase in net assets                                     434,876,660          202,653,457

NET ASSETS:
     Beginning of period                                                 222,872,460           20,219,003
                                                                      --------------    -----------------
     End of period (including accumulated
       undistributed net investment income of
       $589,236 and $1,581,188, respectively)                         $  657,749,120    $     222,872,460
                                                                      ==============    =================

               See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      SIX MONTHS ENDED                       YEAR ENDED FEBRUARY 28/29,
                                       AUGUST 31, 2004    -------------------------------------------------------------
                                         (UNAUDITED)       2004(a)      2003(a)     2002(a)     2001(a)(b)     2000(a)
                                      ----------------   ---------     --------     --------    ----------    ---------
NET ASSET VALUE, BEGINNING
  OF PERIOD                              $     9.16      $    8.85     $   9.04     $   9.72     $   9.70     $   10.47
                                         ----------      ---------     --------     --------     --------     ---------

Income from investment operations:
   Net investment income (c)+                  0.00(d)        0.06         0.09         0.50         0.57          0.64
   Net realized and unrealized
     gain (loss)                               0.10           0.76         0.32        (0.13)        0.73         (0.16)
                                         ----------      ---------     --------     --------     --------     ---------

      Total from investment
        operations                             0.10           0.82         0.41         0.37         1.30          0.48
                                         ----------      ---------     --------     --------     --------     ---------

Less distributions to shareholders:
   From net investment income                 (0.02)         (0.51)       (0.60)       (1.05)       (1.18)        (1.11)
   From net realized gains                       --             --           --           --        (0.10)        (0.14)
                                         ----------      ---------     --------     --------     --------     ---------

      Total distributions                     (0.02)         (0.51)       (0.60)       (1.05)       (1.28)        (1.25)
                                         ----------      ---------     --------     --------     --------     ---------
NET ASSET VALUE, END OF PERIOD           $     9.24      $    9.16     $   8.85     $   9.04     $   9.72     $    9.70
                                         ==========      =========     ========     ========     ========     =========
TOTAL RETURN (e)                               1.06%**        9.53%        4.81%        4.21%       14.06%         4.95%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)     $  657,749      $ 222,872     $ 20,219     $ 17,932     $ 18,102     $ 283,340
   Net expenses to average daily net
     assets                                    0.39%*(f)      0.38%(f)     0.40%(f)     0.38%(f)     0.40%(f)      0.40%
   Net investment income to
     average daily net assets (c)              0.00%*(g)      0.68%        0.97%        5.45%        5.79%         6.34%
   Portfolio turnover rate                        9%**          36%          66%          44%         120%           65%
   Fees and expenses reimbursed
     and/or waived by the Manager
     to average daily net assets:              0.06%*         0.24%        0.51%        0.54%        0.07%         0.08%

               See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS -- (CONTINUED)
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

(a) As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the Statement of Operations. The effect of this reclassification was to increase the net investment income ratio for the year ending February 29, 2004 by 0.25% and net investment income per share by $0.02. For consistency, similar reclassifications have been made to prior year amounts resulting in increase (reductions) to the net investment income ratio of (0.05%), less than 0.00%, (0.17%) and (0.17%) for the fiscal years ending February 28/29, 2003, 2002, 2001 and 2000, respectively and to net investment income per share of less than $(0.00), less than $0.00, $(0.02) and $(0.01) for the fiscal years ending February 28/29, 2003, 2002, 2001 and 2000 respectively.
(b) Effective March 1, 2000, the Fund adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.05% to 5.96%. Per share and ratio/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
(c) Net investment income is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests
(d) Net investment income was less than $0.01 per share.
(e) The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown.
(f) Net expenses exclude expenses incurred indirectly through investment in underlying Funds. (See Note 3).
(g) The ratio of net investment income to average daily net assets was less than 0.01%.
+   Computed using average shares outstanding throughout the period.
*   Annualized.
**  Not annualized.

               See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (UNAUDITED)

1.   ORGANIZATION

     GMO Currency Hedged International Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through direct and indirect investment in foreign bond and currency markets (excluding Japan), primarily in shares of GMO Short-Duration Collateral Fund and "synthetic" bonds (created by the Manager by combining a futures contract, swap contract, or option, on a fixed income security with cash, a cash equivalent, or another fixed income security). The Fund's benchmark is the J.P. Morgan Non-U.S. Government Bond Index (Hedged) (ex-Japan). Effective January 1, 2004, the Fund changed benchmarks from J.P. Morgan Non-U.S. Government Bond Index (Hedged).

     At August 31, 2004, less than 0.1% of the Fund was invested in GMO Special Purpose Holding Fund and 93.4% of the Fund was invested in GMO Short-Duration Collateral Fund, separate funds of GMO Trust managed by GMO. Shares of GMO Special Purpose Holding Fund and GMO Short-Duration Collateral Fund are not publicly available for direct purchase. At August 31, 2004, 3.0% of the net assets of the Fund were invested in GMO Emerging Country Debt Fund, a separate fund of GMO Trust managed by GMO. The financial statements of GMO Special Purpose Holding Fund, GMO Short-Duration Collateral Fund and GMO Emerging Country Debt Fund should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request by calling
     (617)330-7646.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     CHANGE IN ACCOUNTING PRINCIPLE
     For the year ended February 29, 2004, as a result of a FASB Emerging Issues Task Force consensus (and subsequent related SEC staff guidance), the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain
     (loss) in the Statement of Operations. For consistency, similar reclassifications have been made to the per share amounts in all prior year financial highlights presented. Prior year net investment income ratios in the

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     financial highlights have also been modified accordingly. This reclassification increased net investment income and decreased net realized gains by $113,003 for the year ended February 29, 2004. This change had no effect on the Fund's net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of other funds of the Trust ("underlying funds") and other mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

     Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source). Securities of underlying funds may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     Certain securities held by the underlying funds in which the Fund invests, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. As of August 31, 2004, the total value of these securities represented 24.7% of net assets.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown under the Schedule of Investments and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of August 31, 2004.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     on which they are traded. See the Schedule of Investments for all open futures contracts as of August 31, 2004.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. As of August 31, 2004, there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. See Schedule of Investments for all open purchased option contracts as of August 31, 2004.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

     LOAN AGREEMENTS
     The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases agreements from lenders it acquires direct rights against the borrower on the loan. As of August 31, 2004, the Fund did not hold any loan agreements.

     INDEXED SECURITIES
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. See the Schedule of Investments for all indexed securities held as of August 31, 2004.

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market, and documentation

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates. See the Schedule of Investments for a summary of open swap agreements as of August 31, 2004.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. As of August 31, 2004, there were no open repurchase agreements.

     REVERSE REPURCHASE AGREEMENTS
     The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. As of August 31, 2004, there were no open reverse repurchase agreements.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower fail financially. The Fund receives compensation for lending its securities. As of August 31, 2004, the Fund had no securities on loan.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis, and is adjusted for the amortization of premium and discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of 0.25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan,

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares. The Fund may invest in Class III shares of GMO Emerging Country Debt Fund ("ECDF"). Like the management fee (as described below), the Fund's shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in ECDF. The Fund does not incur any shareholder service fees as a result of the Fund's investment in GMO Special Purpose Holding Fund and GMO Short-Duration Collateral Fund ("SDCF").

     GMO has entered into a binding agreement effective until at least June 30, 2005 to reimburse the Fund to the extent that the Fund's total direct annual operating expenses plus the amount of indirect fees and operating expenses incurred through its investment in underlying funds exceed 0.25% of average daily net assets. For purposes of this calculation, the Fund's total direct annual operating expenses excludes shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees) ("Trustees fees"), and the following investment-related costs: brokerage commissions, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes. Additionally, the indirect fees and operating expenses incurred through investment in underlying funds exclude investment-related expenses and Trustees fees. Through June 29, 2004, the indirect Trustees fees incurred by the Fund through its investment in ECDF were not excluded.

     The Fund incurs fees and expenses indirectly as a shareholder in GMO Special Purpose Holding Fund, SDCF and ECDF. For the six months ended August 31, 2004, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

                                                                           INDIRECT INVESTMENT-
                           INDIRECT OPERATING                                RELATED EXPENSES
                          EXPENSES (EXCLUDING                              (INCLUDING, BUT NOT
                            MANAGEMENT FEES,                               LIMITED TO, INTEREST
      INDIRECT NET         SHAREHOLDER SERVICE         INDIRECT           EXPENSE, FOREIGN AUDIT
       MANAGEMENT         FEES AND INVESTMENT-        SHAREHOLDER        EXPENSE, AND INVESTMENT-      TOTAL INDIRECT
          FEES             RELATED EXPENSES)         SERVICE FEES         RELATED LEGAL EXPENSE)          EXPENSES
      ---------------------------------------------------------------------------------------------------------------
        (0.005)%                 0.017%                 0.004%                    0.001%                   0.017%

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2004 was $2,584. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2004, were as follows:

                                                        PURCHASES             SALES
                                                    ----------------      -------------
     U.S. Government securities                        $  11,668,001       $         --
     Investments (non-U.S. Government securities)        458,022,921         36,178,172

5.   PRINCIPAL SHAREHOLDERS AND RELATED PARTIES

     At August 31, 2004, 61.1% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's shares outstanding. One of the shareholders is another fund of GMO Trust. Investment activities of these shareholders may have a material effect on the Fund. At August 31, 2004, 1.5% of the Fund was held by six related parties comprised of certain GMO employee accounts.

     As of August 31, 2004, substantially all of the Fund's shares were held by accounts for which the Manager has investment discretion.

6.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                          SIX MONTHS ENDED
                                           AUGUST 31, 2004               YEAR ENDED
                                             (UNAUDITED)              FEBRUARY 29, 2004
                                     --------------------------  --------------------------
                                       SHARES         AMOUNT       SHARES         AMOUNT
                                     ----------   -------------  ----------   -------------
     Class III:
     Shares sold                     49,631,137   $ 451,513,297  22,864,308   $ 204,926,687
     Shares issued to shareholders
       in reinvestment of
       distributions                     75,416         686,288     129,636       1,123,946
     Shares repurchased              (2,837,002)    (25,708,152)   (936,320)     (8,584,295)
                                     ----------   -------------  ----------   -------------
     Net increase                    46,869,551   $ 426,491,433  22,057,624   $ 197,466,338
                                     ==========   =============  ==========   =============

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

7.   INVESTMENTS IN AFFILIATED ISSUERS

     A summary of the Fund's transactions in the shares of these issuers during the six months ended August 31, 2004, is set forth below:

                              VALUE,                                                             REALIZED          VALUE,
                           BEGINNING OF                         SALES           DIVIDEND           GAINS           END OF
     AFFILIATE                PERIOD          PURCHASES        PROCEEDS          INCOME        DISTRIBUTIONS       PERIOD
     ------------------------------------------------------------------------------------------------------------------------
     GMO Emerging
     Country Debt Fund,
     Class III            $    6,112,287   $   13,075,942   $           --   $      292,643   $       83,299   $      376,589
     GMO Short-Duration
     Collateral Fund         201,155,969      444,874,296       34,100,000           55,524          240,602      614,554,075
     GMO Special
     Purpose Holding
     Fund                      2,190,470           72,683        2,078,172           72,683               --           96,667*
                          --------------   --------------   --------------   --------------   --------------   --------------

     Totals               $  209,458,726   $  458,022,921   $   36,178,172   $      420,850   $      323,901   $  634,520,995
                          ==============   ==============   ==============   ==============   ==============   ==============

     * After effect of return of capital distribution of $84,708 on June 10, 2004.

8.   SUBSEQUENT EVENT

     Effective October 5, 2004, GMO Trust appointed a Chief Compliance Officer and adopted a compliance plan in accordance with Rule 38a-1 under the Investment Company Act of 1940, as amended.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

FUND EXPENSES
AUGUST 31, 2004 (UNAUDITED)

     The Fund incurs ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees, other expenses and indirect expenses incurred by its investment in underlying funds. The following table, assuming a $1,000 investment in a class of shares, discloses the ending accounts value and operating expenses incurred for the six months ended August 31, 2004, based on, (1) the class's actual return and actual expenses, and (2) a hypothetical annualized 5% return and the class's actual expenses:

      Class III

                                                                        OPERATING
                               BEGINNING            ENDING               EXPENSE
                                 VALUE               VALUE               INCURRED *
      ----------------------------------------------------------------------------------
      1) Actual                 $ 1,000           $ 1,010.60              $ 2.03
      2) Hypothetical             1,000             1,023.19                2.04

     *Expenses are calculated using the Class III annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2004 of 0.40%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     You can estimate expenses incurred for the six months ended August 31, 2004 on your investment in a particular class of shares by dividing your investment value at August 31, 2004 by $1,000 and then multiplying that result by the operating expenses of the class owned as calculated above. You can also use this information to compare ongoing expenses of investing in the Fund with those of other mutual funds.

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2004

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

Beginning January 29, 2005, the Fund will be filing its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission's website at www.sec.gov. When filed, the Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund's website at www.gmo.com.

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- TABULAR HOLDINGS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

DESCRIPTION                                                                     % OF NET ASSETS
------------------------------------------------------------------------------------------------
United States                                                                              98.8%
Forward Currency Contracts                                                                 (0.2)
Short-Term Investments and Other Assets and Liabilities (net)                               1.4
                                                                                ----------------
                                                                                          100.0%
                                                                                ================

               See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

    SHARES/
  PAR VALUE ($)      DESCRIPTION                                                       VALUE ($)
--------------------------------------------------------------------------------------------------
                     AFFILIATED ISSUERS -- 98.8%

                     MUTUAL FUNDS -- 98.8%

                     UNITED STATES -- 98.8%
        4,212,060    GMO International Growth Fund, Class III                           96,371,935
        4,537,833    GMO International Intrinsic Value Fund, Class IV                  111,857,582
                                                                                     -------------
                                                                                       208,229,517
                                                                                     -------------

                     TOTAL AFFILIATED ISSUERS (COST $186,227,858)                      208,229,517
                                                                                     -------------

                     COMMON STOCKS -- 0.0%

                     HONG KONG -- 0.0%
              796    China Digicontent Co Ltd *(a)                                               1
                                                                                     -------------

                     UNITED KINGDOM -- 0.0%
           19,018    British Energy Plc (Deferred Shares) *(a)                                  --
                                                                                     -------------

                     TOTAL COMMON STOCKS (COST $19)                                              1
                                                                                     -------------

                     SHORT-TERM INVESTMENT -- 1.4%

                     CASH EQUIVALENT -- 1.4%
        2,900,000    Societe Generale GC Time Deposit, 1.57%, due 09/01/04               2,900,000
                                                                                     -------------

                     TOTAL SHORT-TERM INVESTMENT (COST $2,900,000)                       2,900,000
                                                                                     -------------

                     TOTAL INVESTMENTS -- 100.2%
                     (Cost $189,127,877)                                               211,129,518

                     Other Assets and Liabilities (net) -- (0.2%)                         (400,827)
                                                                                     -------------

                     TOTAL NET ASSETS -- 100.0%                                      $ 210,728,691
                                                                                     =============

               See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

                NOTES TO SCHEDULE OF INVESTMENTS:

                *    Non-income producing security.
                (a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 2).

                CURRENCY ABBREVIATIONS:

                AUD - Australian Dollar       HKD - Hong Kong Dollar
                CAD - Canadian Dollar         JPY - Japanese Yen
                CHF - Swiss Franc             NOK - Norwegian Krone
                DKK - Danish Krone            NZD - New Zealand Dollar
                EUR - Euro                    SEK - Swedish Krona
                GBP - British Pound           SGD - Singapore Dollar

At August 31, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                       GROSS UNREALIZED      GROSS UNREALIZED      NET UNREALIZED
 AGGREGATE COST          APPRECIATION          DEPRECIATION         APPRECIATION
----------------      ------------------    ------------------    -----------------
 $  189,360,990          $ 21,768,546            $  (18)            $  21,768,528

At February 29, 2004, GMO Currency Hedged International Equity Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Internal Revenue Code of $2,715,282 and $1,682,281 expiring in 2010 and 2011, respectively. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Internal Revenue Code related to share ownership activity. At February 29, 2004, the Fund elected to defer to March 1, 2004 post-October currency losses of $5,001,215.

               See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     A summary of outstanding financial instruments at August 31, 2004 is as follows:

     FORWARD CURRENCY CONTRACTS

                                                                                 NET UNREALIZED
                                                                                  APPRECIATION
     SETTLEMENT DATE       DELIVER        UNITS OF CURRENCY         VALUE        (DEPRECIATION)
     ----------------   -------------   ---------------------   -------------   ----------------
          Sales

        11/26/04             AUD                  15,606,841     $ 10,927,143       $    (25,738)
        11/26/04             CAD                      76,221           57,779                552
        11/26/04             CHF                  10,982,795        8,685,519            (31,473)
        11/26/04             DKK                  63,019,044       10,286,752            (67,835)
        11/26/04             EUR                  36,537,502       44,368,676           (211,057)
        11/26/04             GBP                  25,697,897       45,896,509           (143,420)
        11/26/04             HKD                  17,010,916        2,185,840                477
        11/26/04             JPY               5,327,916,310       48,753,349             71,777
        11/26/04             NOK                  16,974,561        2,456,376              8,349
        11/26/04             NZD                     801,886          520,501             (2,715)
        11/26/04             SEK                  34,881,164        4,639,090            (23,454)
        11/26/04             SGD                   2,569,800        1,502,404                579
                                                                                    ------------
                                                                                    $   (423,958)
                                                                                    ============

               See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2004 (UNAUDITED)

ASSETS:
  Investments in unaffiliated issuers, at value (cost $2,900,019) (Note 2)              $     2,900,001
  Investments in affiliated issuers, at value (cost $186,227,858) (Notes 2 and 7)           208,229,517
  Cash                                                                                           21,967
  Foreign currency, at value (cost $43,704) (Note 2)                                             44,106
  Receivable for open forward foreign currency contracts (Note 2)                                81,734
  Receivable for expenses reimbursed by Manager (Note 3)                                        126,409
                                                                                        ---------------

     Total assets                                                                           211,403,734
                                                                                        ---------------

LIABILITIES:
  Payable to affiliate for (Note 3):
     Management fee                                                                              94,236
     Shareholder service fee                                                                     26,177
     Trustees fee                                                                                   255
  Payable for open forward foreign currency contracts (Note 2)                                  505,692
  Foreign taxes payable                                                                             187
  Accrued expenses                                                                               48,496
                                                                                        ---------------

     Total liabilities                                                                          675,043
                                                                                        ---------------
NET ASSETS                                                                              $   210,728,691
                                                                                        ===============

NET ASSETS CONSIST OF:
  Paid-in capital                                                                       $   192,999,557
  Accumulated undistributed net investment income                                             1,125,578
  Accumulated net realized loss                                                              (4,974,529)
  Net unrealized appreciation                                                                21,578,085
                                                                                        ---------------
                                                                                        $   210,728,691
                                                                                        ===============

NET ASSETS ATTRIBUTABLE TO:
  Class III shares                                                                      $   210,728,691
                                                                                        ===============

SHARES OUTSTANDING:
  Class III                                                                                  28,379,179
                                                                                        ===============

NET ASSET VALUE PER SHARE:
  Class III                                                                             $          7.43
                                                                                        ===============

               See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
  Dividends from affiliated issuers (Note 7)                                            $       889,026
  Interest                                                                                       30,036
                                                                                        ---------------

      Total income                                                                              919,062
                                                                                        ---------------

EXPENSES:
  Management fee (Note 3)                                                                       505,369
  Shareholder service fee (Note 3) - Class III                                                  140,380
  Custodian fees                                                                                 35,972
  Transfer agent fees                                                                            15,180
  Audit and tax fees                                                                             22,172
  Legal fees                                                                                      2,300
  Trustees fees and related expenses (Note 3)                                                     1,158
  Registration fees                                                                               2,576
  Miscellaneous                                                                                     920
                                                                                        ---------------
    Total expenses                                                                              726,027
  Fees and expenses reimbursed by Manager (Note 3)                                              (79,120)
  Indirectly incurred fees waived or borne by Manager (Note 3)                                 (494,683)
  Shareholder service fee waived (Note 3) - Class III                                          (107,757)
                                                                                        ---------------
    Net expenses                                                                                 44,467
                                                                                        ---------------

      Net investment income                                                                     874,595
                                                                                        ---------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
    Investments in affiliated issuers                                                         2,112,989
    Realized gains distributions from affilitated issuers (Note 7)                              737,075
    Foreign currency, forward contracts and foreign currency
      related transactions                                                                   (3,193,917)
                                                                                        ---------------

      Net realized loss                                                                        (343,853)
                                                                                        ---------------

  Change in net unrealized appreciation (depreciation) on:
    Investments                                                                              (3,074,929)
    Foreign currency, forward contracts and foreign currency
      related transactions                                                                    4,915,758
                                                                                        ---------------

      Net unrealized gain                                                                     1,840,829
                                                                                        ---------------

    Net realized and unrealized gain                                                          1,496,976
                                                                                        ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $     2,371,571
                                                                                        ===============

               See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                               SIX MONTHS ENDED
                                                                AUGUST 31, 2004        YEAR ENDED
                                                                  (UNAUDITED)      FEBRUARY 29, 2004
                                                               ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                        $        874,595    $       2,303,913
  Net realized loss                                                    (343,853)          (4,774,893)
  Change in net unrealized appreciation (depreciation)                1,840,829           23,395,747
                                                               ----------------    -----------------
  Net increase in net assets from operations                          2,371,571           20,924,767
                                                               ----------------    -----------------

  Net share transactions (Note 6):
    Class III                                                        47,771,105          110,738,483
                                                               ----------------    -----------------

    Total increase in net assets                                     50,142,676          131,663,250

NET ASSETS:
  Beginning of period                                               160,586,015           28,922,765
                                                               ----------------    -----------------
  End of period (including accumulated undistributed
    net investment income of $1,125,578 and $250,983,
    respectively)                                              $    210,728,691    $     160,586,015
                                                               ================    =================

               See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      SIX MONTHS ENDED                             YEAR ENDED FEBRUARY 28/29,
                                      AUGUST 31, 2004      ------------------------------------------------------------------------
                                        (UNAUDITED)           2004            2003            2002            2001          2000
                                      ----------------     ----------      ----------      ----------      ----------    ----------
NET ASSET VALUE, BEGINNING
  OF PERIOD                           $          7.33      $     5.54      $     7.14      $     9.25      $    10.04    $     9.28
                                      ---------------      ----------      ----------      ----------      ----------    ----------

Income from investment operations:
  Net investment income +                        0.03(a)         0.20(a)         0.22(a)         0.46(a)         0.23          0.23
  Net realized and unrealized
    gain (loss)                                  0.07            1.59           (1.55)          (1.00)           1.34          1.26
                                      ---------------      ----------      ----------      ----------      ----------    ----------

     Total from investment
       operations                                0.10            1.79           (1.33)          (0.54)           1.57          1.49
                                      ---------------      ----------      ----------      ----------      ----------    ----------

Less distributions to shareholders:
  From net investment income                       --              --           (0.27)          (1.53)          (0.21)        (0.42)
  From net realized gains                          --              --              --           (0.04)          (2.15)        (0.31)
                                      ---------------      ----------      ----------      ----------      ----------    ----------

     Total distributions                           --              --           (0.27)          (1.57)          (2.36)        (0.73)
                                      ---------------      ----------      ----------      ----------      ----------    ----------
NET ASSET VALUE, END OF PERIOD        $          7.43      $     7.33      $     5.54      $     7.14      $     9.25    $    10.04
                                      ===============      ==========      ==========      ==========      ==========    ==========
TOTAL RETURN (b)                                 1.36%**        32.31%         (19.53)%         (5.38)%         16.69%        15.86%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)   $       210,729      $  160,586      $   28,923      $   37,581      $   49,332    $   75,054
  Net expenses to average
    daily net assets                             0.05%*(c)       0.04%(c)        0.06%(c)        0.31%(c)        0.69%         0.69%
  Net investment income to
    average daily net assets                     0.93%*(a)       2.98%(a)        3.32%(a)        5.33%(a)        2.23%         2.25%
  Portfolio turnover rate                           6%**            5%             90%            120%             39%           68%
  Fees and expenses
    reimbursed and/or waived
    by the Manager to average
    daily net assets:                            0.73%*          0.87%           1.32%           0.79%           0.38%         0.33%

(a) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(b) The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown.
(c) On July 3, 2001, the Fund began to invest a substantial portion of its assets in other funds of GMO Trust and revised its reimbursement. Net expenses exclude expenses incurred indirectly through investment in underlying funds. (See Note 3).
+    Computed using average shares outstanding throughout the period.
*    Annualized.
**   Not annualized.

               See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (UNAUDITED)

1.   ORGANIZATION

     GMO Currency Hedged International Equity Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in other GMO Funds, including International Disciplined Equity Fund, International Intrinsic Value Fund, and International Growth Fund and through management of the Fund's foreign currency positions. The Fund's benchmark is the MSCI EAFE Index (Europe, Australasia, Far East) (Hedged).

     At August 31, 2004, 53.1% of the Fund's net assets was invested in GMO International Intrinsic Value Fund and 45.7% of the Fund's net assets was invested in GMO International Growth Fund, separate funds of GMO Trust managed by GMO. GMO International Intrinsic Value Fund and GMO International Growth Fund invest primarily in equity securities of developed countries in Asia and Europe. The financial statements of GMO International Intrinsic Value Fund and GMO International Growth Fund should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request by calling
     (617) 346-7646 or by visiting GMO's website at www.gmo.com.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. The values of securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of other funds of the Trust ("underlying funds") and other mutual funds are valued at their net asset value as reported on each business day. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     methodologies are unreliable, the Fund's investments will be valued at "fair value", as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect its value. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund.

     The value of the currencies the Fund has committed to buy or sell is shown under the Schedule of Investments and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 2004.

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2004, there were no outstanding futures contracts.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. As of August 31, 2004, there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. As of August 31, 2004, there were no open purchased option contracts.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2004, there were no open swap agreements.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     securities fail financially. The Fund receives compensation for lending its securities. As of August 31, 2004, the Fund did not have any securities on loan.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of 0.54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares. As described in Note 1, the Fund invests in certain underlying funds. Like the management fee (as described below), the Fund's shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in shares of the underlying funds.

     GMO has entered into a binding agreement effective until at least June 30, 2005 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees and the following expenses: fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes (collectively, "fund expenses")) plus the amount of fees and expenses, excluding shareholder service fees and fund expenses (as defined above), incurred indirectly by the Fund through its investment in the underlying funds, exceed 0.54% of the Fund's average daily net assets. Because GMO will not reimburse expenses incurred indirectly by the Fund to the extent they exceed 0.54% of the Fund's average daily net assets, and because the amount of fees and expenses incurred indirectly by the Fund will vary, the operating expenses (excluding shareholder service fees and fund expenses (as defined above)) and investment-related expenses incurred indirectly by the Fund through its investment in the underlying funds may exceed 0.54% of the Fund's average daily net assets.

     The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the six months ended August 31, 2004, these indirect fees and expenses expressed as a percentage of the Fund's average daily net assets were as follows:

                                                                      INDIRECT INVESTMENT-
                                                                        RELATED EXPENSES
                           INDIRECT OPERATING                         (INCLUDING, BUT NOT
                          EXPENSES (EXCLUDING                         LIMITED TO, INTEREST
                            MANAGEMENT FEES,                         EXPENSE, FOREIGN AUDIT
                          SHAREHOLDER SERVICE        INDIRECT             EXPENSE, AND
       INDIRECT NET       FEES AND INVESTMENT-      SHAREHOLDER        INVESTMENT-RELATED       TOTAL INDIRECT
      MANAGEMENT FEES      RELATED EXPENSES)       SERVICE FEES          LEGAL EXPENSE)            EXPENSES
      --------------------------------------------------------------------------------------------------------
          0.457%                 0.074%               0.115%                 0.000%                  0.646%

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2004 was $697. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2004, aggregated $59,626,101 and $10,050,000, respectively.

5.    PRINCIPAL SHAREHOLDERS AND RELATED PARTIES

     At August 31, 2004, 90.2% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the outstanding shares of the Fund. One of the shareholders is another fund of GMO Trust. Investment activities of these shareholders may have a material effect on the Fund. At August 31, 2004, less than 0.1% of the Fund was held by two related parties comprised of certain GMO employee accounts.

     As of August 31, 2004, substantially all of the Fund's shares were held by accounts for which the Manager has investment discretion.

6.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                    SIX MONTHS ENDED
                                                    AUGUST 31, 2004                          YEAR ENDED
                                                      (UNAUDITED)                        FEBRUARY 29, 2004
                                           ----------------------------------    ----------------------------------
                                                SHARES             AMOUNT            SHARES              AMOUNT
                                           ---------------    ---------------    ---------------    ---------------
     Class III:
     Shares sold                                 7,680,718    $    56,564,904         18,157,015    $   120,046,588
     Shares issued to shareholders in
       reinvestment of distributions                    --                 --                 --                 --
     Shares repurchased                         (1,196,412)        (8,793,799)        (1,480,507)        (9,308,105)
                                           ---------------    ---------------    ---------------    ---------------
     Net increase                                6,484,306    $    47,771,105         16,676,508    $   110,738,483
                                           ===============    ===============    ===============    ===============

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

7.   INVESTMENTS IN AFFILIATED ISSUERS

     A summary of the Fund's transactions in the shares of these issuers during the six months ended August 31, 2004, is set forth below:

                                    VALUE,                                                     REALIZED
                                 BEGINNING OF                      SALES        DIVIDEND         GAINS       VALUE, END OF
     AFFILIATE                      PERIOD        PURCHASES      PROCEEDS        INCOME      DISTRIBUTIONS       PERIOD
     ---------------------------------------------------------------------------------------------------------------------
     GMO International
       Growth Fund,
       Class III                $  72,449,455   $ 31,680,529   $  5,250,000   $    343,454   $     737,075   $  96,371,935
     GMO International
       Intrinsic Value
       Fund, Class IV              87,165,900     27,945,572      4,800,000        545,572              --     111,857,582
                                -------------   ------------   ------------   ------------   -------------   -------------

     Totals                     $ 159,615,355   $ 59,626,101   $ 10,050,000   $    889,026   $     737,075   $ 208,229,517
                                =============   ============   ============   ============   =============   =============

8.   SUBSEQUENT EVENT

     Effective October 5, 2004, GMO Trust appointed a Chief Compliance Officer and adopted a compliance plan in accordance with Rule 38a-1 under the Investment Company Act of 1940, as amended.

GMO CURRENCY HEDGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)

FUND EXPENSES
AUGUST 31, 2004 (UNAUDITED)

     The Fund incurs ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees, other expenses and indirect expenses incurred by its investment in underlying funds. The following table, assuming a $1,000 investment in a class of shares, discloses the ending account value and operating expenses incurred for the six months ended August 31, 2004, based on, (1) the class's actual return and actual expenses, and (2) a hypothetical annualized 5% return and the class's actual expenses:

      Class III

                                                         OPERATING
                          BEGINNING        ENDING         EXPENSE
                            VALUE          VALUE         INCURRED*
      ---------------------------------------------------------------
      1) Actual          $ 1,000.00      $ 1,013.60       $ 3.50
      2) Hypothetical      1,000.00        1,021.73         3.52

     *Expenses are calculated using the Class III annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2004 of 0.69%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     You can estimate expenses incurred for the six months ended August 31, 2004 on your investment in a particular class of shares by dividing your investment value at August 31, 2004 by $1,000 and then multiplying that result by the operating expenses of the class owned as calculated above. You can also use this information to compare ongoing expenses of investing in the Fund with those of other mutual funds.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2004

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

Beginning January 29, 2005, the Fund will be filing its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission's website at www.sec.gov. When filed, the Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund's website at www.gmo.com.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- TABULAR HOLDINGS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

DESCRIPTION                                                                      % OF NET ASSETS
-------------------------------------------------------------------------------------------------
Australia                                                                                     3.4%
Austria                                                                                       1.2
Belgium                                                                                       1.6
Brazil                                                                                        1.6
Canada                                                                                        1.2
Chile                                                                                         0.1
China                                                                                         0.1
Croatia                                                                                       0.3
Denmark                                                                                       1.3
Finland                                                                                       4.2
France                                                                                        6.7
Germany                                                                                       7.8
Greece                                                                                        0.1
Hong Kong                                                                                     2.1
India                                                                                         1.0
Indonesia                                                                                     0.5
Ireland                                                                                       2.1
Italy                                                                                         3.4
Japan                                                                                        19.2
Malaysia                                                                                      0.0
Mexico                                                                                        0.6
Netherlands                                                                                   1.6
New Zealand                                                                                   0.3
Norway                                                                                        2.0
Singapore                                                                                     0.9
South Africa                                                                                  0.0
South Korea                                                                                   1.6
Spain                                                                                         3.0
Sweden                                                                                        1.6
Switzerland                                                                                   4.8
Taiwan                                                                                        0.2
Thailand                                                                                      0.4
United Kingdom                                                                               20.8
Short-Term Investments and Other Assets and Liabilities (net)                                 4.3
                                                                                -----------------
                                                                                            100.0%
                                                                                =================

               See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

       SHARES     DESCRIPTION                                                            VALUE ($)
-----------------------------------------------------------------------------------------------------
                  COMMON STOCKS -- 94.7%

                  AUSTRALIA -- 3.4%
        379,910   Amcor Ltd                                                                 1,971,220
      2,000,000   Bradken LTS *                                                             4,025,055
      1,393,304   Brazin Ltd                                                                1,893,185
        480,797   Consolidated Rutile Ltd                                                     133,769
      2,986,574   David Jones Ltd (a)                                                       3,979,625
        276,587   Foodland Associated (a)                                                   3,347,509
        700,000   ION Ltd (a)                                                                 820,744
        705,372   John Fairfax Holdings Ltd                                                 1,910,805
        201,000   Lihir Gold Ltd *                                                            146,805
          6,000   Lihir Gold Ltd ADR 144A *                                                    88,140
        199,184   National Food Ltd                                                           655,151
      3,000,000   Pacific Brands Ltd                                                        5,910,475
      1,208,500   Pacifica Group Ltd (a)                                                    3,135,241
        825,000   Pasminco Ltd *(b)                                                                --
                                                                                      ---------------
                                                                                           28,017,724
                                                                                      ---------------
                  AUSTRIA -- 1.2%
         29,000   Boehler Uddeholm (Bearer)                                                 2,428,129
         66,400   Erste Bank Der Oesterreichischen Sparkassen AG                            2,529,430
         20,677   Flughafen Wien AG                                                         1,187,444
         11,080   OMV AG                                                                    2,536,207
         35,000   Wienerberger AG                                                           1,269,638
                                                                                      ---------------
                                                                                            9,950,848
                                                                                      ---------------
                  BELGIUM -- 1.6%
         61,070   Almanij NV                                                                3,827,145
         37,918   Bekaert SA                                                                2,380,076
            167   CIE Francois d' Entreprises                                                  46,225
         53,300   KBC Bancassurance Holding                                                 3,214,613
         32,964   Omega Pharma SA                                                           1,654,305
         17,990   Solvay SA                                                                 1,516,538
          5,006   Unibra SA                                                                   417,178
                                                                                      ---------------
                                                                                           13,056,080
                                                                                      ---------------

               See accompanying notes to the financial statements.
2

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

       SHARES     DESCRIPTION                                                            VALUE ($)
-----------------------------------------------------------------------------------------------------
                  BRAZIL -- 1.4%
        190,000   All American Latina Logistica SA *                                        3,951,585
        479,600   Compania de Concessoes Rodoviarias                                        5,968,428
        280,000   Suzano Bahia Sul Papel e Celulose                                         1,188,544
                                                                                      ---------------
                                                                                           11,108,557
                                                                                      ---------------
                  CANADA -- 1.2%
        635,000   Hudson's Bay Co                                                           6,747,116
         90,600   KAP Resources Ltd *(b)                                                          688
        202,500   Methanex Corp                                                             2,688,012
                                                                                      ---------------
                                                                                            9,435,816
                                                                                      ---------------
                  CHILE -- 0.1%
         30,600   CorpBanca SA ADR 144A                                                       769,474
                                                                                      ---------------
                  CHINA -- 0.1%
      2,300,000   Guangdong Kelon Electric *                                                  833,401
                                                                                      ---------------
                  CROATIA -- 0.3%
        160,000   Pliva D.D.                                                                2,300,800
                                                                                      ---------------
                  DENMARK -- 1.3%
        245,800   H. Lundbeck A/S                                                           4,434,765
         46,000   Kobenhavns Lufthavne AS                                                   6,553,008
                                                                                      ---------------
                                                                                           10,987,773
                                                                                      ---------------
                  FINLAND -- 4.2%
        216,900   Aspocomp Group Oyj                                                        3,331,833
        302,150   Jaakko Poyry Group                                                        7,403,104
      1,178,160   Rapala VMC Oyj                                                            8,360,528
        267,600   Stockmann Oyj AB Class B                                                  6,273,383
        249,500   Uponor Oyj (a)                                                            8,590,238
                                                                                      ---------------
                                                                                           33,959,086
                                                                                      ---------------

               See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

       SHARES     DESCRIPTION                                                            VALUE ($)
-----------------------------------------------------------------------------------------------------
                  FRANCE -- 6.6%
         23,271   Bacou Dalloz                                                              1,465,280
         52,700   Bail Investissement                                                       1,740,926
         22,800   BIC SA                                                                      973,503
        161,900   Boursorama *                                                                884,935
         30,216   Buffalo Grill                                                               426,774
        391,900   Canal Plus                                                                2,600,229
          3,700   Casino Guichard Perrachon SA                                                292,574
          7,320   Christian Dior SA                                                           421,010
         42,444   Clarins (a)                                                               2,853,001
          6,450   Damartex SA *                                                               184,105
         44,100   Essilor International SA                                                  2,706,743
         41,707   Eurazeo (a)                                                               2,690,648
          6,300   Gaumont SA                                                                  434,831
         31,108   Groupe Partouche *                                                          520,174
          9,000   Guyenne et Gascogne SA                                                    1,019,563
         45,600   Imerys SA                                                                 2,847,826
         17,700   Klepierre                                                                 1,279,461
         14,100   Lagardere S.C.A.                                                            849,248
         55,200   LISI                                                                      2,731,462
         75,000   M6-Metropole Television                                                   1,874,813
         61,000   Michelin SA Class B                                                       3,239,232
          9,407   Natexis Banques Populaires (a)                                            1,070,625
         59,100   Peugeot SA                                                                3,557,023
         45,000   Publicis Groupe                                                           1,220,467
         34,600   Schneider Electric SA                                                     2,174,054
      1,416,000   SCOR SA *(a)                                                              2,041,978
         20,350   Seb SA                                                                    2,137,709
          1,351   Societe de Gerance et d'Armement *                                           62,391
          7,250   SOMFY International SA                                                    1,343,877
         25,000   Thales SA                                                                   846,566
         34,000   Valeo SA                                                                  1,342,865
         51,872   Virbac SA                                                                 1,699,503
         30,001   Worms et Cie SA (a)                                                         756,287
         99,341   Zodiac SA                                                                 3,288,625
                                                                                      ---------------
                                                                                           53,578,308
                                                                                      ---------------

               See accompanying notes to the financial statements.
4

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

       SHARES     DESCRIPTION                                                            VALUE ($)
-----------------------------------------------------------------------------------------------------
                  GERMANY -- 7.1%
        178,680   Aareal Bank AG                                                            4,842,332
         32,992   Adidas-Salomon AG                                                         4,247,711
         59,200   Commerzbank AG *                                                            975,829
        111,100   Continental AG                                                            5,776,648
        250,200   Deutsche Lufthansa AG *                                                   2,919,996
        133,617   Fraport AG                                                                4,213,446
         17,700   Fresenius Medical Care AG                                                 1,293,875
        137,747   Hannover Rueckversicherungs AG (Registered)                               4,496,486
        156,520   Heidelberger Druckmaschinen *                                             4,628,003
        375,500   Hochtief AG                                                               8,800,388
        179,170   IWKA AG                                                                   4,202,702
         87,503   Medion AG (a)                                                             1,367,489
          7,911   Repower Systems AG                                                          157,948
         62,900   Singulus Technologies *                                                     949,108
         63,222   Suedzucker AG                                                             1,181,956
        405,100   ThyssenKrupp AG                                                           7,583,667
                                                                                      ---------------
                                                                                           57,637,584
                                                                                      ---------------
                  GREECE -- 0.1%
        172,640   Lamda Development SA                                                        631,316
                                                                                      ---------------
                  HONG KONG -- 2.1%
        711,000   ASM Pacific Technology                                                    2,380,981
        383,000   China Resources Peoples Telephone Co Ltd                                    164,495
      1,000,000   Hang Lung Group Co Ltd                                                    1,546,253
      1,500,000   Hang Lung Properties Ltd                                                  2,191,629
      1,929,000   Hopewell Highway Infrastructure Ltd                                       1,213,695
        700,000   Lee & Man Paper Manufacturing Ltd                                           554,045
      1,009,800   Orient Overseas International Ltd                                         3,317,616
      3,000,000   Oriental Press Group                                                      1,089,238
      2,278,000   Pacific Basin Shipping Ltd *                                                730,133
      1,300,000   Shangri-La Asia Ltd                                                       1,207,774
      1,200,000   Techtronic Industries Co                                                  1,892,320
          9,375   Tom Online Inc ADR *(a)                                                      96,459

               See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

       SHARES     DESCRIPTION                                                            VALUE ($)
-----------------------------------------------------------------------------------------------------
                  HONG KONG -- CONTINUED
      2,900,000   Vedan International Holdings Ltd                                            611,681
         75,000   Wing Lung Bank                                                              547,602
                                                                                      ---------------
                                                                                           17,543,921
                                                                                      ---------------
                  INDIA -- 1.0%
        891,984   Arvind Mills Ltd *                                                        1,562,746
        289,735   Corporation Bank                                                          1,585,246
        200,000   Great Eastern Shipping Co                                                   626,590
        111,098   Himatsingka Seide Ltd                                                       848,479
         67,209   Jain Irrigation Systems Ltd *                                               128,265
      1,435,450   Mirc Electronics Ltd                                                        603,976
        257,806   Raymond Ltd                                                               1,220,955
      1,841,000   Sakthi Sugars Ltd *                                                       1,365,728
                                                                                      ---------------
                                                                                            7,941,985
                                                                                      ---------------
                  INDONESIA -- 0.5%
      1,131,500   Adira Dinamika Multi Finance PT *                                           313,803
      2,866,000   International Nickel                                                      2,488,134
     16,940,126   PT Bank Pan Indonesia Tbk                                                   481,317
      9,084,000   Surya Citra Media Tbk                                                       465,108
                                                                                      ---------------
                                                                                            3,748,362
                                                                                      ---------------
                  IRELAND -- 2.1%
      1,350,000   C&C Group Plc *                                                           4,183,670
         28,000   CRH Plc                                                                     636,311
        718,000   Grafton Group Plc *                                                       6,134,275
        252,113   Greencore Group                                                             905,391
        379,440   IFG Group Plc                                                               484,006
        141,000   Irish Continental Group Plc *                                             1,569,564
        230,000   Irish Life & Permanent Plc                                                3,499,718
                                                                                      ---------------
                                                                                           17,412,935
                                                                                      ---------------
                  ITALY -- 3.4%
        255,000   Arnoldo Mondadori Editore SPA                                             2,332,536
        708,425   Banca Intesa SPA                                                          2,602,907

               See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

       SHARES     DESCRIPTION                                                            VALUE ($)
-----------------------------------------------------------------------------------------------------
                  ITALY -- CONTINUED
        187,500   Banche Popolari Unite Scrl                                                3,034,779
        174,200   Buzzi Unicem SPA                                                          2,112,543
        260,000   CIR-Compagnie Industriali Riunite SPA                                       507,461
         49,700   Davide Campari-Milano SPA (a)                                             2,503,772
        663,800   ERG SPA                                                                   4,944,847
        357,716   Grouppo Editoriale L'Espresso (a)                                         1,849,873
         30,000   Pagnossin SPA *                                                              24,358
         79,552   Riunione Adriatica di Sicurta SPA                                         1,406,291
        600,000   Snam Rete Gas SPA                                                         2,693,956
      1,759,364   Telecom Italia Di RISP                                                    3,870,274
                                                                                      ---------------
                                                                                           27,883,597
                                                                                      ---------------
                  JAPAN -- 19.2%
        135,520   Arisawa Manufacturing                                                     5,426,882
        900,000   Bank of Yokohama                                                          5,340,338
        700,000   Brother Industries Ltd                                                    5,991,518
        100,000   Cawachi Ltd                                                               4,202,858
        875,000   Central Glass Co Ltd                                                      6,572,704
        160,000   Dai Nippon Screen (a)                                                       897,960
        200,000   Daikin Industries Ltd                                                     5,214,372
        475,000   Daito Trust Construction Co Ltd                                          18,051,172
         70,000   Diamond Lease Co Ltd                                                      2,649,062
         50,000   Funai Electric Co Ltd                                                     6,975,553
        750,000   Gunze Ltd                                                                 3,543,310
        460,000   Isuzu Motors Ltd *(a)                                                     1,083,524
         98,800   Izumi Co Ltd                                                              2,016,667
        600,000   JACCS Co                                                                  3,225,280
            470   Japan Retail Fund Investment Corp                                         3,391,700
      1,100,000   Kobe Steel Ltd                                                            1,590,666
        227,500   Koei Co Ltd (a)                                                           5,045,079
         16,480   Kose Corp                                                                   623,199
      1,250,000   Marubeni Corp                                                             2,986,968
        300,000   Mitsui Trust Holding Inc                                                  2,169,646
        800,000   NHK Spring Co Ltd                                                         5,674,187
        350,000   Nippon Electric Glass Co Ltd                                              7,924,626

               See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

       SHARES     DESCRIPTION                                                            VALUE ($)
-----------------------------------------------------------------------------------------------------
                  JAPAN -- CONTINUED
        700,000   Nippon Mining Holdings Inc                                                3,227,908
      1,300,000   Oki Electric Industry Co Ltd *                                            4,502,256
            300   ORIX JREIT Inc                                                            1,733,598
        200,000   Santen Pharmaceutical                                                     3,722,057
        230,000   Sanwa Shutter Corp (a)                                                    1,134,634
      2,400,000   Showa Denko                                                               5,557,046
        750,000   Showa Shell Sekiyu                                                        6,602,648
        300,000   Sumitomo Rubber Industries Inc                                            2,650,511
        300,000   Taisei Corp                                                               1,030,485
        245,000   TIS Inc                                                                   8,942,424
        570,000   Toyo Suisan Kaisha                                                        7,041,949
        300,000   Victor Co of Japan Ltd (a)                                                2,760,441
        500,000   Yamaha Motor Co Ltd                                                       7,381,005
                                                                                      ---------------
                                                                                          156,884,233
                                                                                      ---------------
                  MALAYSIA -- 0.0%
        132,500   E & O Property Development *                                                 19,502
                                                                                      ---------------
                  MEXICO -- 0.6%
        500,000   Grupo Bimbo SA de CV                                                      1,091,300
      1,346,700   Grupo Imsa SA Class UBC                                                   3,217,271
      1,675,000   Sare Holding SA de CV *                                                     904,769
                                                                                      ---------------
                                                                                            5,213,340
                                                                                      ---------------
                  NETHERLANDS -- 1.6%
        110,300   Fortis NV *                                                               2,461,261
          3,939   Fugro NV                                                                    276,708
        528,139   Hagemeyer NV *(a)                                                           937,225
         49,800   Imtech NV                                                                 1,334,037
         27,200   Laurus NV *                                                                  26,442
         37,626   Nutreco Holding NV                                                        1,213,280
          5,862   Roto Smeets de Boer NV                                                      231,168

               See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

       SHARES     DESCRIPTION                                                            VALUE ($)
-----------------------------------------------------------------------------------------------------
                  NETHERLANDS -- CONTINUED
        145,239   VNU NV                                                                    3,711,260
        150,000   Wolters Kluwer NV                                                         2,475,949
                                                                                      ---------------
                                                                                           12,667,330
                                                                                      ---------------
                  NEW ZEALAND -- 0.3%
         46,000   Air New Zealand *                                                            58,090
      1,207,475   Evergreen Forests Ltd *                                                     335,612
      1,927,200   Tourism Holdings Ltd                                                      2,423,982
                                                                                      ---------------
                                                                                            2,817,684
                                                                                      ---------------
                  NORWAY -- 2.0%
        405,390   Ekornes ASA                                                               8,348,140
        370,550   Prosafe ASA                                                               8,208,024
                                                                                      ---------------
                                                                                           16,556,164
                                                                                      ---------------
                  SINGAPORE -- 0.9%
      2,159,000   Allgreen Properties Ltd                                                   1,339,691
      2,000,000   ComfortDelgro Corp Ltd                                                    1,470,758
        250,000   Elec & Eltek International Co Ltd                                           727,500
      1,000,000   GES International Ltd                                                       398,143
        425,000   Hong Leong Finance Ltd                                                      706,873
      1,300,000   Parkway Holdings Ltd                                                        974,820
      1,409,000   People's Food Holdings Ltd                                                  881,710
      1,300,000   Unisteel Technology Ltd                                                     981,348
                                                                                      ---------------
                                                                                            7,480,843
                                                                                      ---------------
                  SOUTH AFRICA -- 0.0%
         27,807   Western Areas Ltd *                                                         116,737
                                                                                      ---------------
                  SOUTH KOREA -- 1.6%
        111,980   Asia Cement Co Ltd                                                        2,681,658
         79,533   FnC Kolon Corp                                                              339,619
        525,560   Handsome Corp                                                             4,178,257
        464,140   Hotel Shilla Co                                                           2,261,957
         62,320   Korea Electric Terminal Co                                                1,025,265

               See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

       SHARES     DESCRIPTION                                                            VALUE ($)
-----------------------------------------------------------------------------------------------------
                  SOUTH KOREA -- CONTINUED
        320,963   Kortek Corp                                                                 994,016
         52,600   Sam Yang                                                                    974,564
        240,000   Woongjin.com Co Ltd                                                         528,502
                                                                                      ---------------
                                                                                           12,983,838
                                                                                      ---------------
                  SPAIN -- 3.0%
        192,000   ACS Actividades Cons Y Serv                                               3,271,066
        241,381   Aguas de Barcelona SA Class A                                             4,233,573
         84,400   Altadis SA                                                                2,631,765
        270,000   Amadeus Global Travel Distribution Class A                                1,842,718
         10,649   Bankinter SA                                                                391,456
         43,296   Cia de Distribucion Integral Logista SA                                   1,825,427
         37,000   Cortefiel SA                                                                399,321
         70,000   Fomento de Construcciones y Contratas SA                                  2,564,712
        106,800   Gas Natural SDG SA                                                        2,547,195
         70,000   Red Electrica de Espana                                                   1,185,728
         90,000   Union Fenosa SA                                                           2,000,932
        383,157   Uralita SA *                                                              1,454,320
                                                                                      ---------------
                                                                                           24,348,213
                                                                                      ---------------
                  SWEDEN -- 1.6%
        197,900   Autoliv Inc SDR (a)                                                       8,291,483
        221,000   Billerud AB                                                               3,438,534
        279,000   Lundin Mining Corp *                                                      1,474,056
                                                                                      ---------------
                                                                                           13,204,073
                                                                                      ---------------
                  SWITZERLAND -- 4.8%
         24,000   AFG Arbonia-Forster Holding                                               3,044,076
          1,752   Bank Sarasin & Cie AG Class B (Registered)                                2,420,725
          2,500   Belimo Holding AG (Registered)                                            1,185,317
         16,470   Bobst Group AG (Registered)                                                 516,375
        118,286   Charles Voegele Holding AG                                                3,800,432
            700   Eichhof Holding AG (Registered)                                             582,867
         14,323   Fischer (George) AG (Registered) *                                        3,529,958
          2,719   Forbo Holdings AG (Registered) *                                            565,958

               See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

       SHARES     DESCRIPTION                                                            VALUE ($)
-----------------------------------------------------------------------------------------------------
                  SWITZERLAND -- CONTINUED
          3,294   Geberit AG (Registered)                                                   2,340,566
         17,510   Helvetia Patria Holding (Registered)                                      2,803,311
          1,000   Jelmoli Holding AG (Bearer)                                               1,231,361
          3,250   Jelmoli Holding AG (Registered)                                             805,280
         38,970   Lonza Group AG (Registered)                                               1,727,612
         12,000   Rieter Holding AG (Registered)                                            3,231,087
          9,030   Sarna Kunststoff Holding AG                                                 748,199
          1,000   Schaffner Holding AG (Registered) *                                         139,717
          7,248   Sika AG (Bearer) *                                                        3,915,942
         39,030   Unique Zurich Airport *                                                   3,117,817
         17,908   Valiant Holding (Registered) *                                            1,461,251
         10,650   Valora Holding AG                                                         2,330,046
                                                                                      ---------------
                                                                                           39,497,897
                                                                                      ---------------
                  TAIWAN -- 0.2%
      4,319,000   Arima Computer Corp *                                                     1,325,441
                                                                                      ---------------
                  THAILAND -- 0.4%
     13,500,000   Asian Property Development Pcl (Foreign Registered) (b)                   1,290,036
        440,000   Kiatnakin Finance & Securities (Foreign Registered) (b)                     322,209
        400,000   Siam Panich Leasing Ltd (Foreign Registered) (b)                            336,134
      3,787,000   Sino Thai Engineering & Construction Pcl (Foreign Registered) (b)           854,689
        600,000   Tipco Asphalt Pcl (Foreign Registered) *(b)                                 378,151
                                                                                      ---------------
                                                                                            3,181,219
                                                                                      ---------------
                  UNITED KINGDOM -- 20.8%
      2,484,540   Aggregate Industries Plc                                                  3,933,663
        175,000   Alliance & Leicester Plc                                                  2,834,039
        168,033   Alliance Unichem Plc                                                      2,042,496
        343,173   Anglo Irish Bank Corp                                                     5,719,744
        682,342   Balfour Beatty Plc                                                        3,267,112
        575,000   BBA Group Plc                                                             2,701,740
        687,250   Bodycote International Plc                                                1,812,828
        348,600   BPB Plc                                                                   2,537,303
        500,000   British Airways Plc *                                                     2,018,602

               See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

       SHARES     DESCRIPTION                                                            VALUE ($)
-----------------------------------------------------------------------------------------------------
                  UNITED KINGDOM -- CONTINUED
      2,300,000   British Insurance Holdings Plc                                            3,105,258
        750,000   Brown (N) Group Plc                                                       1,582,222
      1,425,000   Cable & Wireless                                                          2,781,658
        814,100   Carphone Warehouse Group Plc                                              2,066,738
        526,434   Cattle's Plc                                                              3,034,184
         65,000   Cobham Group Plc                                                          1,590,786
         65,000   Computacenter Plc                                                           384,121
        463,424   Crest Nicholson                                                           2,913,033
      3,700,000   Dimension Data Holdings Plc *                                             1,940,258
        696,493   FKI Plc                                                                   1,522,592
      2,207,600   Fyffes Plc                                                                4,885,570
        250,000   Gallaher Group Plc                                                        2,976,588
        333,226   Geest Plc                                                                 3,109,203
        260,000   Hanson Plc                                                                1,775,071
        195,000   Hays Plc                                                                    417,201
        127,400   Imperial Tobacco Group Plc                                                2,816,263
      1,300,000   iTouch Plc *                                                                671,656
        400,000   JJB Sports Plc                                                            1,389,221
        850,000   John Wood Group Plc                                                       1,943,954
        135,000   Johnson Matthey Plc                                                       2,211,904
        445,000   Kelda Group Plc                                                           4,231,056
        360,000   Kesa Electricals Plc                                                      1,827,395
      1,538,613   Kidde Plc                                                                 3,267,492
        362,344   Kier Group Plc                                                            4,412,101
         60,376   Lonmin Plc                                                                1,176,761
        512,200   Matalan Plc                                                               1,903,382
        900,000   mmO2 Plc *                                                                1,459,092
        600,000   Morrison Supermarkets                                                     1,952,041
        100,000   Next Plc                                                                  2,685,077
        300,300   Northern Rock Plc                                                         3,843,969
        866,436   Novar Plc                                                                 1,903,610
      1,000,000   PD Ports *                                                                1,439,160
        400,000   Peninsular & Oriental Steam Navigation Co                                 1,730,374
        274,031   Pennon Group Plc                                                          4,037,162
      1,284,614   Photo-Me International Plc *                                              2,327,364
      2,050,000   PHS Group Plc                                                             2,807,927

               See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

       SHARES     DESCRIPTION                                                            VALUE ($)
-----------------------------------------------------------------------------------------------------
                  UNITED KINGDOM -- CONTINUED
        500,000   Premier Foods Plc *                                                       2,008,078
        135,000   Provident Financial Plc                                                   1,447,362
        300,000   RAC Plc                                                                   3,566,077
        500,736   Rexam Plc                                                                 3,985,495
        750,000   RM Plc                                                                    1,754,111
      1,800,000   Royal & Sun Alliance Insurance Group                                      2,304,563
        755,160   Smith (David S.) Holdings Plc                                             1,986,256
        230,000   Smith (WH) Group Plc                                                      1,265,315
        689,300   Somerfield Plc                                                            1,752,887
        500,000   SSL International Plc                                                     2,540,747
        288,600   Tate & Lyle Plc                                                           1,867,116
        550,300   Tomkins Plc                                                               2,576,179
        110,000   Travis Perkins Plc                                                        2,700,569
        295,000   Trinity Mirror Plc                                                        3,426,879
      1,280,000   TT Electronics Plc                                                        3,937,542
        230,700   Ultra Electronics Holdings                                                2,656,321
        315,000   Viridian Group Plc                                                        3,481,503
        250,000   Warner Chilcott Plc                                                       2,637,576
        488,100   Westbury Plc                                                              3,780,695
        165,100   William Hill Plc                                                          1,615,865
        167,800   Wolseley Plc                                                              2,575,351
        100,000   Xstrata Plc                                                               1,455,872
        575,000   Yell Group Plc                                                            3,535,980
                                                                                      ---------------
                                                                                          169,847,310
                                                                                      ---------------

                  TOTAL COMMON STOCKS (COST $568,407,228)                                 772,941,391
                                                                                      ---------------

                  PREFERRED STOCKS -- 1.0%

                  BRAZIL -- 0.2%
        890,000   Caemi Mineracao e Metalurgica SA                                            476,406
        800,000   Klabin SA                                                                 1,268,326
                                                                                      ---------------
                                                                                            1,744,732
                                                                                      ---------------
                  FRANCE -- 0.1%
          6,800   Casino Guichard Perrachon SA 3.74%                                          484,553
                                                                                      ---------------

               See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES/
 PAR VALUE ($)    DESCRIPTION                                                            VALUE ($)
-----------------------------------------------------------------------------------------------------
                  GERMANY -- 0.7%
         20,000   Henkel KGaA                                                               1,453,788
        150,000   Volkswagen AG 5.30%                                                       3,980,995
                                                                                      ---------------
                                                                                            5,434,783
                                                                                      ---------------
                  ITALY -- 0.0%
         10,000   IFI Istituto Finanziario Industries 4.82%                                    98,590
                                                                                      ---------------

                  TOTAL PREFERRED STOCKS (COST $7,743,445)                                  7,762,658
                                                                                      ---------------

                  SHORT-TERM INVESTMENTS -- 4.3%

                  CASH EQUIVALENTS -- 4.3%
      7,800,000   Societe Generale GC Time Deposit, 1.57%, due 09/01/04                     7,800,000
     27,366,991   The Boston Global Investment Trust (c)                                   27,366,991
                                                                                      ---------------
                                                                                           35,166,991
                                                                                      ---------------

                  TOTAL SHORT-TERM INVESTMENTS (COST $35,166,991)                          35,166,991
                                                                                      ---------------

                  TOTAL INVESTMENTS -- 100.0%
                  (Cost $611,317,664)                                                     815,871,040

                  Other Assets and Liabilities (net) -- 0.0%                                   14,169
                                                                                      ---------------

                  TOTAL NET ASSETS -- 100.0%                                          $   815,885,209
                                                                                      ===============

               See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

                  NOTES TO SCHEDULE OF INVESTMENTS:

                  144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.
                  ADR - American Depositary Receipt
                  Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.
                  REIT - Real Estate Investment Trust
                  SDR - Swedish Depository Receipt

                  *   Non-income producing security.
                  (a) All or a portion of this security is out on loan (Note 2).
                  (b) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees
                      (Note 2).
                  (c) Investment of security lending collateral (Note 2).

     At August 31, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                      GROSS UNREALIZED   GROSS UNREALIZED     NET UNREALIZED
    AGGREGATE COST      APPRECIATION       DEPRECIATION        APPRECIATION
   ----------------   ----------------   ----------------    ----------------
   $    611,576,619   $    226,364,558   $    (22,070,137)   $    204,294,421

               See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- INDUSTRY SECTOR SUMMARY
(SHOWING PERCENTAGE OF EQUITY INVESTMENTS)
AUGUST 31, 2004 (UNAUDITED)

At August 31, 2004, industry sector diversification of the Fund's equity investments was as follows:

            INDUSTRY SECTOR

           Consumer Discretionary                                           26.2%
           Industrials                                                      23.3
           Financials                                                       17.4
           Materials                                                         8.9
           Consumer Staples                                                  7.5
           Information Technology                                            5.9
           Energy                                                            3.5
           Health Care                                                       3.2
           Utilities                                                         3.0
           Telecommunication Services                                        1.1
                                                                          ------
                                                                          100.0%
                                                                          ======

               See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2004 (UNAUDITED)

ASSETS:
  Investments, at value, including securities on loan of $25,873,049
     (cost $611,317,664) (Note 2)                                                $  815,871,040
  Cash                                                                                   71,253
  Foreign currency, at value (cost $23,961,845) (Note 2)                             24,021,321
  Receivable for investments sold                                                     2,222,034
  Dividends and interest receivable                                                   1,594,174
  Foreign taxes receivable                                                              391,935
  Receivable for expenses reimbursed by Manager (Note 3)                                 68,758
                                                                                 --------------
     Total assets                                                                   844,240,515
                                                                                 --------------

LIABILITIES:
  Payable for investments purchased                                                      39,315
  Payable upon return of securities loaned (Note 2)                                  27,366,991
  Accrued capital gain and repatriation taxes payable (Note 2)                          232,075
  Payable to affiliate for (Note 3):
     Management fee                                                                     478,887
     Shareholder service fee                                                             88,482
     Trustees fee                                                                         1,787
  Accrued expenses                                                                      147,769
                                                                                 --------------
     Total liabilities                                                               28,355,306
                                                                                 --------------
NET ASSETS                                                                       $  815,885,209
                                                                                 ==============
NET ASSETS CONSIST OF:
  Paid-in capital                                                                $  566,002,605
  Accumulated undistributed net investment income                                     5,062,940
  Accumulated net realized gain                                                      40,424,746
  Net unrealized appreciation                                                       204,394,918
                                                                                 --------------
                                                                                 $  815,885,209
                                                                                 ==============
NET ASSETS ATTRIBUTABLE TO:
  Class III shares                                                               $  478,703,719
                                                                                 ==============
  Class IV shares                                                                $  337,181,490
                                                                                 ==============

SHARES OUTSTANDING:
  Class III                                                                          32,936,396
                                                                                 ==============
  Class IV                                                                           23,187,064
                                                                                 ==============

NET ASSET VALUE PER SHARE:

               See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2004 (UNAUDITED)

     Class III                                                                   $        14.53
                                                                                 ==============
     Class IV                                                                    $        14.54
                                                                                 ==============

               See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
  Dividends (net of withholding taxes of $1,939,675)                             $   14,538,024
  Interest (including securities lending income of $199,177)                            384,542
                                                                                 --------------

        Total income                                                                 14,922,566
                                                                                 --------------

EXPENSES:
  Management fee (Note 3)                                                             2,880,442
  Shareholder service fee (Note 3) - Class III                                          363,921
  Shareholder service fee (Note 3) - Class IV                                           168,878
  Custodian fees                                                                        347,760
  Transfer agent fees                                                                    21,712
  Audit and tax fees                                                                     21,344
  Legal fees                                                                             11,132
  Trustees fees and related expenses (Note 3)                                             5,835
  Registration fees                                                                         276
  Miscellaneous                                                                           4,140
                                                                                 --------------
    Total expenses                                                                    3,825,440
  Fees and expenses reimbursed by Manager (Note 3)                                     (406,364)
                                                                                 --------------
    Net expenses                                                                      3,419,076
                                                                                 --------------

      Net investment income                                                          11,503,490
                                                                                 --------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
    Investments (net of foreign capital gains tax and CPMF tax of
      $61,120 and $792, respectively) (Note 2)                                       40,935,190
    Foreign currency, forward contracts and foreign currency related
      transactions                                                                     (245,401)
                                                                                 --------------

      Net realized gain                                                              40,689,789
                                                                                 --------------

  Change in net unrealized appreciation (depreciation) on:

    Investments (net of foreign capital gains tax accrual of $227,666) (Note 2)
                                                                                    (43,031,359)
    Foreign currency, forward contracts and foreign currency related
      transactions                                                                      230,195
                                                                                 --------------

      Net unrealized loss                                                           (42,801,164)
                                                                                 --------------

    Net realized and unrealized loss                                                 (2,111,375)
                                                                                 --------------

               See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $    9,392,115
                                                                                 ==============

               See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                  SIX MONTHS ENDED       YEAR ENDED
                                                                  AUGUST 31, 2004       FEBRUARY 29,
                                                                    (UNAUDITED)            2004
                                                                  ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                           $     11,503,490    $     11,199,187
  Net realized gain                                                     40,689,789          31,138,742
  Change in net unrealized appreciation (depreciation)                 (42,801,164)        281,445,460
                                                                  ----------------    ----------------
  Net increase in net assets from operations                             9,392,115         323,783,389
                                                                  ----------------    ----------------

Distributions to shareholders from:
  Net investment income
     Class III                                                          (3,085,467)         (9,757,175)
     Class IV                                                           (2,165,071)         (6,863,664)
                                                                  ----------------    ----------------
       Total distributions from net investment income                   (5,250,538)        (16,620,839)
                                                                  ----------------    ----------------
  Net realized gains
     Class III                                                         (11,140,158)                 --
     Class IV                                                           (7,735,619)                 --
                                                                  ----------------    ----------------
       Total distributions from net realized gains                     (18,875,777)                 --
                                                                  ----------------    ----------------
                                                                       (24,126,315)        (16,620,839)
                                                                  ----------------    ----------------
  Net share transactions (Note 6):
     Class III                                                           6,516,519          24,206,541
     Class IV                                                            9,405,765           5,270,623
                                                                  ----------------    ----------------
  Increase in net assets resulting from net share transactions          15,922,284          29,477,164
                                                                  ----------------    ----------------

     Total increase in net assets                                        1,188,084         336,639,714

NET ASSETS:
  Beginning of period                                                  814,697,125         478,057,411
                                                                  ----------------    ----------------
  End of period (including accumulated
    undistributed net investment income of
    $5,062,940 and distributions in excess
    of net investment income of
    $1,190,012, respectively)                                     $    815,885,209    $    814,697,125
                                                                  ================    ================

               See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS

(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                           SIX MONTHS ENDED                         YEAR ENDED FEBRUARY 28/29,
                                           AUGUST 31, 2004         -------------------------------------------------------------
                                             (UNAUDITED)              2004             2003             2002           2001(a)
                                           ----------------        ----------       ----------       ----------       ----------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                    $          14.79        $     9.13       $     9.59       $     9.68       $    10.00
                                           ----------------        ----------       ----------       ----------       ----------

Income from investment operations:
  Net investment income                                0.21+             0.20+            0.16+            0.15             0.06
  Net realized and unrealized gain (loss)             (0.03)             5.77            (0.51)(b)         0.00(b)(c)      (0.33)(b)
                                           ----------------        ----------       ----------       ----------       ----------

    Total from investment operations                   0.18              5.97            (0.35)            0.15            (0.27)
                                           ----------------        ----------       ----------       ----------       ----------

Less distributions to shareholders:
  From net investment income                          (0.10)            (0.31)           (0.11)           (0.24)           (0.05)
  From net realized gains                             (0.34)               --               --               --               --
                                           ----------------        ----------       ----------       ----------       ----------

    Total distributions                               (0.44)            (0.31)           (0.11)           (0.24)           (0.05)
                                           ----------------        ----------       ----------       ----------       ----------
NET ASSET VALUE, END OF PERIOD             $          14.53        $    14.79       $     9.13       $     9.59       $     9.68
                                           ================        ==========       ==========       ==========       ==========
TOTAL RETURN (d)                                       1.14%**          65.76%           (3.64)%           1.59%           (2.64)%**

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)        $        478,704        $  480,966       $  275,739       $  149,566       $   61,244
  Net expenses to average daily
    net assets                                         0.85%*            0.85%            0.85%            0.86%(e)         0.85%*
  Net investment income to average
    daily net assets                                   1.40%(f)**        1.71%            1.59%            1.48%            1.08%*
  Portfolio turnover rate                                13%**             31%              24%              17%              16%**
  Fees and expenses reimbursed by the
    Manager to average daily net assets:               0.10%*            0.11%            0.15%            0.26%            0.43%*

(a)  Period from June 30, 2000 (commencement of operations) to February 28,
     2001.
(b) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.
(c)  Net realized and unrealized loss was less than $0.01 per share.
(d) Total return would have been lower had certain expenses not been reimbursed during the periods shown.
(e) Includes transfer taxes not reimbursed by the Manager, which approximate 0.01% of average daily net assets.
(f) The ratio for the six months ended August 31, 2004, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.
+    Computed using average shares outstanding throughout the period.
*    Annualized.
**   Not annualized.

               See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                           SIX MONTHS ENDED        YEAR ENDED FEBRUARY 28/29,
                                           AUGUST 31, 2004         ---------------------------
                                             (UNAUDITED)              2004           2003(a)
                                           ----------------        ----------       ----------
NET ASSET VALUE, BEGINNING OF PERIOD       $          14.80        $     9.13       $    10.60
                                           ----------------        ----------       ----------
Income from investment operations:
   Net investment income +                             0.21              0.21             0.08
   Net realized and unrealized gain (loss)            (0.03)             5.77            (1.43)
                                           ----------------        ----------       ----------

      Total from investment operations                 0.18              5.98            (1.35)
                                           ----------------        ----------       ----------

Less distributions to shareholders:
   From net investment income                         (0.10)            (0.31)           (0.12)
   From net realized gains                            (0.34)               --               --
                                           ----------------        ----------       ----------

      Total distributions                             (0.44)            (0.31)           (0.12)
                                           ----------------        ----------       ----------
NET ASSET VALUE, END OF PERIOD             $          14.54        $    14.80       $     9.13
                                           ================        ==========       ==========
TOTAL RETURN(b)                                        1.15%**          65.92%          (12.76)%**

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)       $        337,181        $  333,731       $  202,319
   Net expenses to average daily net
     assets                                            0.80%*            0.80%            0.80%*
   Net investment income to average daily
     net assets                                        1.42%(c)**        1.78%            1.13%*
   Portfolio turnover rate                               13%**             31%              24%
   Fees and expenses reimbursed by the
     Manager to average daily net assets:              0.10%*            0.11%            0.14%*

(a) Period from June 14, 2002 (commencement of operations) through February 28, 2003.
(b) Total return would have been lower had certain expenses not been reimbursed during the periods shown.
(c) The ratio for the six months ended August 31, 2004, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.
+    Computed using average shares outstanding throughout the period.
*    Annualized.
**   Not annualized.

               See accompanying notes to the financial statements.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (UNAUDITED)

1.   ORGANIZATION

     GMO Foreign Small Companies Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in a diversified portfolio of equity securities of non-U.S. issuers. The Fund's benchmark is the S&P/Citigroup Extended Market Index ("EMI") World ex-U.S. Index.

     Throughout the six months ended August 31, 2004, the Fund had two classes of shares outstanding: Class III and Class IV. The principal economic difference between the classes of shares is the level of shareholder service fees borne by the classes. Eligibility for and automatic conversion between the classes of shares is generally based on the total amount of assets invested in a particular fund or with GMO, as more fully outlined in the Trust's prospectus.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. The values of securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund's investments will be valued at "fair value", as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect its value. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. As of August 31, 2004, there were no outstanding forward foreign currency contracts.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2004, there were no outstanding futures contracts.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. As of August 31, 2004, there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. As of August 31, 2004, there were no open purchased option contracts.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2004, there were no open swap agreements.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. As of August 31, 2004, the Fund had loaned securities having a market value of $25,873,049 collateralized by cash in the amount of $27,366,991, which was invested in a short-term instrument.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     income are generally withheld in accordance with the applicable country's tax treaty with the United States.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. The Fund has recorded a deferred tax liability in respect of unrealized appreciation on foreign securities of $227,666 for potential capital gains and repatriation taxes at August 31, 2004. The accrual for capital gains and repatriation taxes is included in net unrealized gain in the Statement of Operations. The Fund has incurred $61,912 related to capital gains taxes which is included in net realized gain in the Statement of Operations.

     The Fund is subject to a Contribuicao Provisoria sobre Movimentacoes Financiera ("CPMF") tax which is applied to foreign exchange transactions representing capital inflows or outflows to the Brazilian market. The CPMF tax has been included in the net realized gain (loss) on investments at year end.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     ALLOCATION OF OPERATING ACTIVITY
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata between the classes of shares of the Fund

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of 0.70% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.10% for Class IV shares.

     GMO has entered into a binding agreement effective until at least June 30, 2005 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.70% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2004 was $3,535. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2004 aggregated $101,001,175 and $113,220,854, respectively.

5.   PRINCIPAL SHAREHOLDERS AND RELATED PARTIES

     At August 31, 2004, 45.5% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the outstanding shares of the Fund. Investment activities of these shareholders may have a material effect on the Fund. At August 31, 2004, 0.1% of the Fund was held by thirteen related parties comprised of certain GMO employee accounts.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

6.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                        SIX MONTHS ENDED
                                                         AUGUST 31, 2004                       YEAR ENDED
                                                           (UNAUDITED)                     FEBRUARY 29, 2004
                                                --------------------------------    --------------------------------
                                                    SHARES            AMOUNT            SHARES            AMOUNT
                                                --------------    --------------    --------------    --------------
     Class III:
     Shares sold                                       711,744    $   10,000,000         1,699,099    $   16,069,884
     Shares issued to shareholders in
       reinvestment of distributions                   921,886        13,671,564           621,212         8,163,813
     Shares repurchased                             (1,210,844)      (17,155,045)           (2,179)          (27,156)
                                                --------------    --------------    --------------    --------------
     Net increase                                      422,786    $    6,516,519         2,318,132    $   24,206,541
                                                ==============    ==============    ==============    ==============

                                                        SIX MONTHS ENDED
                                                         AUGUST 31, 2004                       YEAR ENDED
                                                           (UNAUDITED)                     FEBRUARY 29, 2004
                                                --------------------------------    --------------------------------
                                                    SHARES            AMOUNT            SHARES            AMOUNT
                                                --------------    --------------    --------------    --------------
     Class IV:
     Shares sold                                            --    $           --           337,838    $    5,000,000
     Shares issued to shareholders in
       reinvestment of distributions                   634,239         9,405,765           400,379         5,270,623
     Shares repurchased                                     --                --          (337,838)       (5,000,000)
                                                --------------    --------------    --------------    --------------
     Net increase                                      634,239    $    9,405,765           400,379    $    5,270,623
                                                ==============    ==============    ==============    ==============

7.   SUBSEQUENT EVENT

     Effective October 5, 2004, GMO Trust appointed a Chief Compliance Officer and adopted a compliance plan in accordance with Rule 38a-1 under the Investment Company Act of 1940, as amended.

GMO FOREIGN SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

FUND EXPENSES
AUGUST 31, 2004 (UNAUDITED)

     The Fund incurs ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees, 12b-1 fees and other expenses. The following tables, assuming a $1,000 investment in a class of shares, disclose the ending account value and operating expenses incurred for the six months ended August 31, 2004, based on, (1) the classes' actual return and actual expenses, and (2) a hypothetical annualized 5% return and the classes' actual expenses:

     Class III

                                                 OPERATING
                        BEGINNING     ENDING      EXPENSE
                          VALUE       VALUE      INCURRED*
     -----------------------------------------------------
     1) Actual         $  1,000.00  $  1,011.40  $    4.31
     2) Hypothetical      1,000.00     1,020.92       4.33

     *Expenses are calculated using the Class III annualized expense ratio for the six months ended August 31, 2004 of 0.85%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     Class IV

                                                 OPERATING
                        BEGINNING     ENDING      EXPENSE
                          VALUE       VALUE      INCURRED*
     -----------------------------------------------------
     1) Actual         $  1,000.00  $  1,011.50  $    4.06
     2) Hypothetical      1,000.00     1,021.17       4.08

     *Expenses are calculated using the Class IV annualized expense ratio for the six months ended August 31, 2004 of 0.80%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     You can estimate expenses incurred for the six months ended August 31, 2004 on your investment in a particular class of shares by dividing your investment value at August 31, 2004 by $1,000 and then multiplying that result by the operating expenses of the class owned as calculated above. You can also use this information to compare ongoing expenses of investing in the Fund with those of other mutual funds.

GMO GLOBAL GROWTH FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2004

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

Beginning January 29, 2005, the Fund will be filing its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission's website at www.sec.gov. When filed, the Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund's website at www.gmo.com.

GMO GLOBAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- TABULAR HOLDINGS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

DESCRIPTION                                                                 % OF NET ASSETS
---------------------------------------------------------------------------------------------
Australia                                                                               1.3%
Austria                                                                                 1.4
Belgium                                                                                 2.7
Canada                                                                                  2.9
France                                                                                  0.7
Germany                                                                                 4.5
Greece                                                                                  0.2
Hong Kong                                                                               1.3
Italy                                                                                   1.7
Japan                                                                                  14.4
Netherlands                                                                             1.6
Norway                                                                                  1.8
Portugal                                                                                0.2
Singapore                                                                               2.2
Spain                                                                                   1.7
Sweden                                                                                  2.0
Switzerland                                                                             2.3
United Kingdom                                                                          4.8
United States                                                                          50.7
Short-Term Investments and Other Assets and Liabilities (net)                           1.6
                                                                          -----------------
                                                                                      100.0%
                                                                          =================

               See accompanying notes to the financial statements.

GMO GLOBAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

  SHARES     DESCRIPTION                                                      VALUE ($)
-----------------------------------------------------------------------------------------
             COMMON STOCKS -- 98.2%

             AUSTRALIA -- 1.3%
    21,617   BHP Billiton Ltd                                                     201,664
     7,391   Commonwealth Bank of Australia                                       158,481
     4,996   National Australia Bank Ltd                                           94,249
    19,507   Telstra Corp Ltd                                                      66,148
    11,436   Woodside Petroleum Ltd                                               146,359
                                                                            -------------
                                                                                  666,901
                                                                            -------------

             AUSTRIA -- 1.4%
       734   Bank Austria Creditanstalt AG                                         46,589
     5,540   Erste Bank Der Oesterreichischen Sparkassen AG                       211,040
       545   Mayr-Melnhof Karton AG (Bearer)                                       72,164
       254   Oesterreichische Elektrizitaetswirtschafts AG Class A                 46,011
       840   OMV AG                                                               192,276
     6,472   Telekom Austria AG                                                    90,501
     1,229   Wienerberger AG                                                       44,582
                                                                            -------------
                                                                                  703,163
                                                                            -------------

             BELGIUM -- 2.7%
     2,838   Almanij NV                                                           177,852
    10,392   Dexia                                                                179,575
       634   Electrabel SA                                                        212,820
    13,087   Fortis                                                               292,262
     2,984   KBC Bancassurance Holding                                            179,970
     6,112   UCB SA                                                               298,191
                                                                            -------------
                                                                                1,340,670
                                                                            -------------

             CANADA -- 2.9%
     6,500   Bank of Nova Scotia                                                  177,497
    35,400   Bombardier Inc Class B                                                81,407
     7,900   Canadian Natural Resources                                           256,078
     4,700   Imperial Oil Ltd                                                     219,555
     3,400   Manulife Financial Corp                                              140,634
     3,100   Nexen Inc                                                            110,227
     1,400   Precision Drilling Corp *                                             68,746

               See accompanying notes to the financial statements.

GMO GLOBAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

  SHARES     DESCRIPTION                                                      VALUE ($)
-----------------------------------------------------------------------------------------
             CANADA -- CONTINUED
     3,800   Suncor Energy Inc                                                    105,238
     7,600   Talisman Energy Inc                                                  173,388
     3,800   Teck Cominco Ltd Class B                                              74,264
     1,700   Toronto-Dominion Bank                                                 58,950
                                                                            -------------
                                                                                1,465,984
                                                                            -------------

             FRANCE -- 0.7%
     4,252   Credit Agricole SA                                                   107,506
     1,736   LVMH Moet Hennessy Louis Vuitton SA                                  111,539
       917   Peugeot SA                                                            55,191
       639   Renault SA                                                            51,421
                                                                            -------------
                                                                                  325,657
                                                                            -------------

             GERMANY -- 4.3%
     2,029   Allianz AG (Registered)                                              196,280
     2,889   Deutsche Bank AG (Registered)                                        197,945
    10,180   Deutsche Post AG                                                     203,145
     4,346   E. On AG                                                             309,681
       864   Muenchener Rueckversicherungs AG (Registered)                         82,182
     4,278   RWE AG                                                               209,944
     1,618   SAP AG                                                               235,786
     4,629   Schering AG                                                          257,559
     4,470   Siemens AG (Registered)                                              308,192
     3,270   Volkswagen AG                                                        126,504
                                                                            -------------
                                                                                2,127,218
                                                                            -------------

             GREECE -- 0.2%
     2,680   Coca Cola Hellenic Bottling Co SA                                     63,731
     1,805   National Bank of Greece SA                                            39,506
                                                                            -------------
                                                                                  103,237
                                                                            -------------

             HONG KONG -- 1.3%
    24,000   CLP Holdings Ltd                                                     138,910
    27,000   Esprit Holdings Ltd                                                  130,246

               See accompanying notes to the financial statements.

GMO GLOBAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

  SHARES     DESCRIPTION                                                      VALUE ($)
-----------------------------------------------------------------------------------------
             HONG KONG -- CONTINUED
   113,000   Hong Kong & China Gas                                                203,921
    39,500   Hong Kong Electric Holdings Ltd                                      176,594
                                                                            -------------
                                                                                  649,671
                                                                            -------------

             ITALY -- 1.7%
    11,907   Banca Intesa SPA                                                      43,749
    31,452   ENI SPA                                                              646,170
    54,152   Telecom Italia SPA (Savings Shares)                                  162,461
                                                                            -------------
                                                                                  852,380
                                                                            -------------

             JAPAN -- 14.4%
     2,060   Acom Co Ltd                                                          135,942
     5,000   Aeon Co Ltd                                                           83,740
     5,000   Aeon Co Ltd *(a)                                                      81,781
     1,400   Aeon Credit Service Co Ltd                                            91,126
     1,000   Aiful Corp                                                           100,231
     8,000   Asahi Glass Co Ltd                                                    77,504
     8,000   Asahi Kasei Corp                                                      35,919
     2,500   Benesse Corp                                                          75,455
     3,000   Bridgestone Corp                                                      57,003
     3,400   Canon Inc                                                            162,578
         9   Central Japan Railway Co                                              75,091
     8,000   Chiba Bank                                                            46,351
     7,500   Chubu Electric Power Co Inc                                          164,785
     4,100   Credit Saison Co                                                     136,186
     1,700   CSK Corp                                                              73,453
     2,900   Daito Trust Construction Co Ltd                                      110,207
     4,000   Daiwa House Industry Co Ltd                                           41,556
     5,000   Denso Corp                                                           123,104
     5,000   Eisai Co Ltd                                                         142,805
     2,500   FamilyMart                                                            70,683
     2,300   Fast Retailing Co Ltd                                                166,050
    17,000   Fuji Heavy Industries Ltd                                             85,855
       700   Hirose Electric Co Ltd                                                67,726
     2,300   Hitachi Chemical Co Ltd                                               34,184
     1,100   Hoya Corp                                                            106,168

               See accompanying notes to the financial statements.

GMO GLOBAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

  SHARES     DESCRIPTION                                                      VALUE ($)
-----------------------------------------------------------------------------------------
             JAPAN -- CONTINUED
     3,000   Isetan Co Ltd                                                         33,613
     1,000   Ito-Yokado Co Ltd                                                     37,011
     3,000   JSR Corp                                                              50,246
     4,000   Kaneka Corp                                                           38,111
     2,000   Kao Corp                                                              49,209
        32   KDDI Corp                                                            154,183
       600   Keyence Corp                                                         123,266
    12,000   Kirin Brewery Co Ltd                                                 108,341
     1,100   Kyocera Corp                                                          80,727
     6,000   Kyowa Hakko Kogyo Co Ltd                                              41,526
     2,600   Kyushu Electric Power Co Inc                                          49,612
     6,000   Mitsubishi Pharma Corp                                                67,720
     4,000   Mitsui Fudosan Co Ltd                                                 44,311
    13,000   Mitsui OSK Lines Ltd                                                  77,396
     1,000   Nidec Corp                                                            96,125
    10,500   Nippon Mining Holdings Inc                                            48,419
     9,000   Nippon Oil Corp                                                       56,307
    11,000   Nippon Yusen Kabushiki Kaisha                                         57,076
     4,000   Nissan Motor Co                                                       43,579
     4,000   Nissin Food Products                                                 101,501
     3,100   Nitto Denko Corp                                                     136,252
    13,000   Nomura Holdings Inc                                                  179,520
     3,100   Ono Pharmaceutical Co Ltd                                            138,150
       600   Oriental Land Co Ltd                                                  37,233
     1,200   ORIX Corp                                                            123,308
    46,000   Osaka Gas Co Ltd                                                     127,230
     1,500   Promise Co                                                            95,410
     6,000   Sharp Corp                                                            83,913
     2,800   Shimano Inc                                                           63,959
     9,000   Sumitomo Realty and Development Co Ltd                                98,757
     4,000   Suzuki Motor Corp                                                     65,264
    13,900   Takeda Pharmaceutical Co Ltd                                         628,421
       800   TDK Corp                                                              53,016
    10,000   Teijin Ltd                                                            34,775
     4,500   Terumo Corp                                                          101,283
    18,000   Tobu Railway Co Ltd                                                   67,818

               See accompanying notes to the financial statements.

GMO GLOBAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

  SHARES     DESCRIPTION                                                      VALUE ($)
-----------------------------------------------------------------------------------------
             JAPAN -- CONTINUED
     2,000   Tokyo Broadcasting System Inc                                         31,801
     6,200   Tokyo Electric Power Co Inc                                          143,053
    11,000   Tokyu Corp                                                            52,889
     7,200   Toyota Motor Corp                                                    284,226
     4,500   Trend Micro Inc                                                      196,299
        22   UFJ Holdings Inc *                                                   111,058
        46   Yahoo Japan Corp *                                                   443,805
     5,000   Yakult Honsha Co Ltd                                                  76,291
     4,000   Yamanouchi Pharmaceutical Co Ltd                                     138,800
                                                                            -------------
                                                                                7,216,293
                                                                            -------------

             NETHERLANDS -- 1.6%
    11,841   ABN Amro Holdings NV                                                 252,155
    22,911   ING Groep NV                                                         561,165
                                                                            -------------
                                                                                  813,320
                                                                            -------------

             NORWAY -- 1.8%
    20,000   DNB Holdings Class A                                                 152,365
     2,860   Norsk Hydro ASA                                                      178,497
    27,600   Statoil ASA                                                          352,342
     8,300   Tandberg ASA                                                          74,347
    21,400   Telenor ASA                                                          155,024
                                                                            -------------
                                                                                  912,575
                                                                            -------------

             PORTUGAL -- 0.2%
    10,482   Portugal Telecom SA                                                  106,891
                                                                            -------------

             SINGAPORE -- 2.2%
    11,000   DBS Group Holdings Ltd                                               100,520
     3,800   Flextronics International Ltd *                                       47,158
    23,000   Keppel Corp Ltd                                                       95,685
     9,000   Oversea-Chinese Banking Corp                                          70,060
   157,000   Singapore Technologies Engineering Ltd                               192,870
   436,000   Singapore Telecom Ltd                                                583,633
                                                                            -------------
                                                                                1,089,926
                                                                            -------------

               See accompanying notes to the financial statements.

GMO GLOBAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

  SHARES     DESCRIPTION                                                      VALUE ($)
-----------------------------------------------------------------------------------------
             SPAIN -- 1.7%
     4,791   Altadis SA                                                           149,393
     5,891   Gas Natural SDG SA                                                   140,501
    10,108   Iberdrola SA                                                         206,565
    13,396   Telefonica Moviles SA                                                138,254
    14,169   Telefonica SA                                                        202,229
                                                                            -------------
                                                                                  836,942
                                                                            -------------

             SWEDEN -- 2.0%
     4,100   Hennes & Mauritz AB Class B                                          107,178
    24,000   Nordea AB                                                            184,424
    14,500   Swedish Match AB                                                     147,127
   208,000   Telefonaktiebolaget LM Ericsson *                                    563,974
                                                                            -------------
                                                                                1,002,703
                                                                            -------------

             SWITZERLAND -- 2.3%
       571   Nestle SA (Registered)                                               135,140
     3,765   Roche Holding AG (Non Voting)                                        365,637
       291   Serono SA                                                            185,868
     1,180   Swisscom AG (Registered)                                             390,315
     1,412   UBS AG (Registered)                                                   95,059
                                                                            -------------
                                                                                1,172,019
                                                                            -------------

             UNITED KINGDOM -- 4.8%
    16,551   Barclays Plc                                                         153,175
    23,636   BG Group Plc                                                         146,158
    13,300   BHP Billiton Plc                                                     125,621
    28,462   BP Plc                                                               252,906
    14,628   British American Tobacco Plc                                         220,883
    12,944   Cadbury Schweppes Plc                                                104,073
    45,518   Centrica Plc                                                         201,927
    31,381   Dixons Group Plc (New Shares)                                         89,275
    12,264   GlaxoSmithKline Plc                                                  250,072
     8,739   HBOS Plc                                                             107,151
    12,283   Imperial Tobacco Group Plc                                           271,524
    27,689   National Grid Transco Plc                                            232,010

               See accompanying notes to the financial statements.

GMO GLOBAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

  SHARES     DESCRIPTION                                                      VALUE ($)
-----------------------------------------------------------------------------------------
             UNITED KINGDOM -- CONTINUED
     2,973   Reckitt Benckiser Plc                                                 78,238
     3,099   Royal Bank of Scotland Group                                          86,496
     6,111   Scottish & Southern Energy Plc                                        81,257
                                                                            -------------
                                                                                2,400,766
                                                                            -------------

             UNITED STATES -- 50.7%
     6,600   3M Co                                                                543,576
     3,800   Adobe Systems Inc                                                    174,306
     2,100   Agilent Technologies Inc *                                            43,050
     1,700   Amazon.com Inc *                                                      64,838
     1,300   AMBAC Financial Group Inc                                             98,150
     3,900   AmerisourceBergen Corp                                               210,990
     2,600   Analog Devices Inc                                                    90,272
     1,400   Anthem Inc *                                                         113,736
       900   Apollo Group Inc Class A *                                            70,200
     8,400   Avon Products Inc                                                    371,112
     5,900   Baxter International Inc                                             180,186
       600   Bear Stearns Cos (The) Inc                                            52,752
     2,000   Becton Dickinson & Co                                                 96,240
     4,700   Biogen Idec Inc *                                                    278,851
     1,400   Boeing Co. (The)                                                      73,108
     6,500   Boston Scientific Corp *                                             232,245
     5,900   Broadcom Corp Class A *                                              160,126
     1,700   Burlington Resources Inc                                              61,591
     3,700   Capital One Financial Corp                                           250,712
     4,300   Cardinal Health Inc                                                  194,360
     3,600   Carnival Corp                                                        164,844
    16,800   Cendant Corp                                                         363,384
    41,800   Cisco Systems Inc *                                                  784,168
    11,700   Citigroup Inc                                                        544,986
     5,000   Coca-Cola Co (The)                                                   223,550
    10,200   ConocoPhillips                                                       759,186
     8,800   Countrywide Financial Corp                                           312,840
     3,400   Danaher Corp                                                         174,828
     5,200   Dell Inc *                                                           181,168
       900   Devon Energy Corp                                                     58,329

               See accompanying notes to the financial statements.

GMO GLOBAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

  SHARES     DESCRIPTION                                                      VALUE ($)
-----------------------------------------------------------------------------------------
             UNITED STATES -- CONTINUED
     5,900   eBay Inc *                                                           510,586
     1,300   Electronic Arts Inc *                                                 64,714
    10,800   EMC Corp Massachusetts *                                             116,316
     2,800   Estee Lauder Cos Inc (The) Class A                                   123,060
    12,300   Fannie Mae                                                           915,735
     1,600   FedEx Corp                                                           131,184
     8,100   First Data Corp                                                      342,225
     2,900   Forest Laboratories Inc *                                            132,965
     1,900   Fortune Brands Inc                                                   138,985
     9,400   Freddie Mac                                                          630,928
    15,500   Gap (The) Inc                                                        290,470
     6,300   Genentech Inc *                                                      307,314
       700   General Dynamics Corp                                                 68,348
    11,900   Gillette Co (The)                                                    505,750
     1,500   Goldman Sachs Group Inc                                              134,475
     4,300   Guidant Corp                                                         257,140
     5,100   Harley Davidson Inc                                                  311,202
    18,100   Home Depot Inc                                                       661,736
     3,000   Illinois Tool Works Inc                                              273,870
     2,400   International Game Technology                                         69,240
     8,900   Johnson & Johnson                                                    517,090
     1,600   Johnson Controls Inc                                                  90,080
     1,800   Kimberly Clark Corp                                                  120,060
    14,800   King Pharmaceuticals Inc *                                           184,408
     2,300   Lexmark International Inc *                                          203,435
     2,900   Linear Technology Corp                                               103,733
     3,800   Lowe's Cos Inc                                                       188,860
     1,100   Marriott International Inc Class A                                    52,195
     3,100   Marsh & McLennan Cos Inc                                             138,539
     3,700   Maxim Integrated Products Inc                                        160,691
     6,900   MBNA Corp                                                            166,566
     3,900   McDonald's Corp                                                      105,378
     7,800   Merck & Co Inc                                                       350,766
     3,400   Metlife Inc                                                          126,650
     2,100   MGIC Investment Corp                                                 143,367
    50,600   Microsoft Corp                                                     1,381,380
     2,200   Molex Inc                                                             54,934

               See accompanying notes to the financial statements.

GMO GLOBAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

  SHARES     DESCRIPTION                                                      VALUE ($)
-----------------------------------------------------------------------------------------
             UNITED STATES -- CONTINUED
       900   Moody's Corp                                                          61,704
     9,200   Nextel Communications Inc Class A *                                  213,348
       600   Nike Inc Class B                                                      45,186
       320   Nippon Television Network Corp                                        48,278
    29,600   Oracle Corp *                                                        295,112
    60,200   Pfizer Inc                                                         1,966,734
    13,100   Procter & Gamble Co                                                  733,207
       900   Progressive Corp (The)                                                72,270
    25,400   Qualcomm Inc                                                         966,470
     1,100   Quest Diagnostics Inc                                                 94,160
     4,700   Schering-Plough Corp                                                  86,762
     2,000   Schlumberger Ltd                                                     123,600
     2,400   Staples Inc                                                           68,832
     4,300   Starbucks Corp *                                                     185,932
     2,000   Stryker Corp                                                          90,600
     2,600   Sysco Corp.                                                           83,564
     2,400   Target Corp                                                          106,992
    14,900   Tenet Healthcare Corp *                                              155,258
    16,000   Time Warner Inc *                                                    261,600
     1,600   Transocean Inc *                                                      49,120
     2,200   United Parcel Service Class B                                        160,710
     1,500   United Technologies Corp                                             140,865
     4,600   UnitedHealth Group Inc                                               304,198
     3,100   Walgreen Co                                                          112,995
     8,500   Wal-Mart Stores Inc                                                  447,695
     1,900   Washington Mutual Inc                                                 73,777
     2,300   WellPoint Health Networks *                                          225,814
     3,900   Wells Fargo & Co                                                     229,125
     3,400   Wyeth                                                                124,338
     2,800   Xilinx Inc                                                            76,804
    14,700   Yahoo! Inc *                                                         419,097
     1,500   Yum! Brands Inc                                                       59,565
     3,700   Zimmer Holdings Inc *                                                263,810
                                                                            -------------
                                                                               25,349,581
                                                                            -------------

             TOTAL COMMON STOCKS (COST $49,867,041)                            49,135,897
                                                                            -------------

               See accompanying notes to the financial statements.

GMO GLOBAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES /
 PAR VALUE ($)    DESCRIPTION                                                     VALUE ($)
---------------------------------------------------------------------------------------------
                  PREFERRED STOCK -- 0.2%

                  GERMANY -- 0.2%
          3,858   Volkswagen AG 5.30%                                                 102,391
                                                                                -------------

                  TOTAL PREFERRED STOCK (COST $107,313)                               102,391
                                                                                -------------

                  SHORT-TERM INVESTMENT -- 1.4%

                  CASH EQUIVALENT -- 1.4%
        700,000   ING Bank GC Time Deposit, 1.57%, due 09/01/04                       700,000
                                                                                -------------

                  TOTAL SHORT-TERM INVESTMENT (COST $700,000)                         700,000
                                                                                -------------

                  TOTAL INVESTMENTS -- 99.8%
                  (Cost $50,674,354)                                               49,938,288

                  Other Assets and Liabilities (net) -- 0.2%                          103,782
                                                                                -------------

                  TOTAL NET ASSETS -- 100.0%                                    $  50,042,070
                                                                                =============

                  NOTES TO SCHEDULE OF INVESTMENTS:

                  *   Non-income producing security.
                  (a) When issued security (Note 2).

     At August 31, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                         GROSS UNREALIZED     GROSS UNREALIZED     NET UNREALIZED
      AGGREGATE COST       APPRECIATION         DEPRECIATION        DEPRECIATION
     ----------------   ------------------   ------------------   ----------------
     $     50,674,354   $          849,000   $       (1,585,066)  $       (736,066)

               See accompanying notes to the financial statements.

GMO GLOBAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- INDUSTRY SECTOR SUMMARY
(SHOWING PERCENTAGE OF EQUITY INVESTMENTS)
AUGUST 31, 2004 (UNAUDITED)

At August 31, 2004, industry sector diversification of the Fund's equity investments was as follows:

     INDUSTRY SECTOR

     Financials                                                               18.8%
     Health Care                                                              18.3
     Information Technology                                                   16.0
     Consumer Discretionary                                                   11.0
     Consumer Staples                                                          9.2
     Energy                                                                    8.1
     Industrials                                                               7.0
     Utilities                                                                 5.4
     Telecommunication Services                                                4.6
     Materials                                                                 1.6
                                                                          --------
                                                                             100.0%
                                                                          ========

               See accompanying notes to the financial statements.

GMO GLOBAL GROWTH FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2004 (UNAUDITED)

ASSETS:
   Investments, at value (cost $50,674,354) (Note 2)                          $    49,938,288
   Cash                                                                                24,491
   Foreign currency, at value (cost $31,918) (Note 2)                                  29,460
   Dividends and interest receivable                                                   80,721
   Foreign taxes receivable                                                             2,085
   Receivable for expenses reimbursed by Manager (Note 3)                              19,296
                                                                              ---------------

      Total assets                                                                 50,094,341
                                                                              ===============

LIABILITIES:
   Payable to affiliate for (Note 3):
      Management fee                                                                   20,325
      Shareholder service fee                                                           6,487
      Trustees fee                                                                         84
   Accrued expenses                                                                    25,375
                                                                              ---------------

      Total liabilities                                                                52,271
                                                                              ---------------
NET ASSETS                                                                    $    50,042,070
                                                                              ===============

NET ASSETS CONSIST OF:
   Paid-in capital                                                            $    50,612,610
   Accumulated undistributed net investment income                                     93,248
   Accumulated net realized gain                                                       75,066
   Net unrealized depreciation                                                       (738,854)
                                                                              ---------------
                                                                              $    50,042,070
                                                                              ===============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                                           $    50,042,070
                                                                              ===============

SHARES OUTSTANDING:
   Class III                                                                        2,530,631
                                                                              ===============

NET ASSET VALUE PER SHARE:
   Class III                                                                  $         19.77
                                                                              ===============

               See accompanying notes to the financial statements.

GMO GLOBAL GROWTH FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- PERIOD FROM JULY 20, 2004 (COMMENCEMENT OF OPERATIONS) THROUGH AUGUST 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $9,430)                             $       122,334
   Interest                                                                             6,307
                                                                              ---------------

          Total income                                                                128,641
                                                                              ---------------

EXPENSES:
   Management fee (Note 3)                                                             26,703
   Shareholder service fee (Note 3) - Class III                                         8,522
   Custodian fees                                                                      13,440
   Transfer agent fees                                                                  3,108
   Audit and tax fees                                                                   8,022
   Legal fees                                                                             294
   Trustees fees and related expenses (Note 3)                                            168
   Miscellaneous                                                                          462
                                                                              ---------------
      Total expenses                                                                   60,719
   Fees and expenses reimbursed by Manager (Note 3)                                   (25,326)
                                                                              ---------------
      Net expenses                                                                     35,393
                                                                              ---------------

        Net investment income                                                          93,248
                                                                              ---------------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                                                    (108,855)
      Foreign currency, forward contracts and foreign
        currency related transactions                                                 183,921
                                                                              ---------------

        Net realized gain                                                              75,066
                                                                              ---------------

   Change in net unrealized appreciation (depreciation) on:
      Investments                                                                    (736,066)
      Foreign currency, forward contracts and foreign
        currency related transactions                                                  (2,788)
                                                                              ---------------

        Net unrealized loss                                                          (738,854)
                                                                              ---------------

      Net realized and unrealized loss                                               (663,788)
                                                                              ---------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $      (570,540)
                                                                              ===============

               See accompanying notes to the financial statements.

GMO GLOBAL GROWTH FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                 PERIOD FROM JULY 20, 2004
                                                                (COMMENCEMENT OF OPERATIONS)
                                                                  THROUGH AUGUST 31, 2004
                                                                        (UNAUDITED)
                                                                ----------------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
     Net investment income                                             $       93,248
     Net realized gain                                                         75,066
     Change in net unrealized appreciation (depreciation)                    (738,854)
                                                                       --------------
     Net decrease in net assets from operations                              (570,540)
                                                                       --------------

     Net share transactions (Note 6):
        Class III                                                          50,612,610
                                                                       --------------

        Total increase in net assets                                       50,042,070

NET ASSETS:
     Beginning of period                                                           --
                                                                       --------------
     End of period (including accumulated
        undistributed net investment income of $93,248)                $   50,042,070
                                                                       ==============

               See accompanying notes to the financial statements.

GMO GLOBAL GROWTH FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                       PERIOD FROM
                                                                      JULY 20, 2004
                                                                      (COMMENCEMENT
                                                                 OF OPERATIONS) THROUGH
                                                                     AUGUST 31, 2004
                                                                       (UNAUDITED)
                                                                 -----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                    $  20.00
                                                                        --------

Income from investment operations:
   Net investment income +                                                  0.04
   Net realized and unrealized loss                                        (0.27)
                                                                        --------

      Total from investment operations                                     (0.23)
                                                                        --------
NET ASSET VALUE, END OF PERIOD                                          $  19.77
                                                                        ========
TOTAL RETURN (a)                                                           (1.15)%**

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                                    $ 50,042
   Net expenses to average daily net assets                                 0.62%*
   Net investment income to average daily net
      assets                                                                1.64%*
   Portfolio turnover rate                                                     2%**
   Fees and expenses reimbursed by the Manager to
      average daily net assets:                                             0.45%*
   Purchase premiums and redemption fees
      consisted of the following per share amounts:                     $   0.00(b)

(a) The total return would have been lower had certain expenses not been reimbursed during the period shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(b) For the period ended August 31, 2004, the Fund received no purchase premiums or redemption fees.
+    Computed using average shares outstanding throughout the period.
*    Annualized.
**   Not annualized.

               See accompanying notes to the financial statements.

GMO GLOBAL GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (UNAUDITED)

1.   ORGANIZATION

     GMO Global Growth Fund (the "Fund"), which commenced operations on July 20, 2004, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks a high total return through investing primarily in equity securities of both U.S. and non-U.S. issuers. The Fund's benchmark is the S&P/Citigroup (f/k/a Salomon Smith Barney) Primary Market Index ("PMI") World Growth Index.

     Shares of the Fund are not publicly offered and are principally available only to other GMO funds and certain other accredited investors.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. The values of securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund's investments will be valued at "fair value", as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect its value. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur

GMO GLOBAL GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. There were no foreign currency contracts outstanding as of August 31, 2004.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund.

GMO GLOBAL GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. There were no open futures contracts as of August 31, 2004.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. As of August 31, 2004, there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. As of August 31, 2004, there were no open purchased option contracts.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

GMO GLOBAL GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2004, there were no open swap agreements.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/ dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. There were no open repurchase agreements as of August 31, 2004.

GMO GLOBAL GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. As of August 31, 2004, the Fund had no securities on loan.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States. The foreign withholding tax rates applicable to a Fund's investments in certain foreign jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. As of August 31, 2004, 100% of the Fund was held by a non-U.S. shareholder.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

GMO GLOBAL GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     PURCHASE AND REDEMPTION OF FUND SHARES
     The premium on cash purchases and fee on redemptions of Fund shares are each 0.30%. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transactions costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in-capital. For the period ended August 31, 2004, the Fund received no purchase premiums or redemptions fees. There is no premium for reinvested distributions or in-kind transactions.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of 0.47% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

     GMO has entered into a binding agreement effective until at least June 30, 2005 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.47% of average daily net assets.

GMO GLOBAL GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the period ended August 31, 2004 was $84. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period August 31, 2004 aggregated $51,283,541 and $1,200,332, respectively.

5.   PRINCIPAL SHAREHOLDER

     At August 31, 2004, 100% of the outstanding shares of the Fund was held by one shareholder. Investment activities of this shareholder may have a material effect on the Fund.

6.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                       PERIOD FROM JULY 20, 2004
                                                                      (COMMENCEMENT OF OPERATIONS)
                                                                        THROUGH AUGUST 31, 2004
                                                                              (UNAUDITED)
                                                                     ------------------------------
                                                                        SHARES           AMOUNT
                                                                     -------------    -------------
     Class III:
     Shares sold                                                         2,530,631    $  50,612,610
     Shares issued to shareholders in reinvestment of distributions             --               --
     Shares repurchased                                                         --               --
                                                                     -------------    -------------
     Net increase                                                        2,530,631    $  50,612,610
                                                                     =============    =============

7.   SUBSEQUENT EVENTS

     Effective October 5, 2004, GMO Trust appointed a Chief Compliance Officer and adopted a compliance plan in accordance with Rule 38a-1 under the Investment Company Act of 1940, as amended.

GMO GLOBAL GROWTH FUND
(A SERIES OF GMO TRUST)

FUND EXPENSES
AUGUST 31, 2004 (UNAUDITED)

     The Fund incurs ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees and other expenses. The following table, assuming a $1,000 investment in a class of shares, discloses the ending account value and operating expenses incurred for the period ended August 31, 2004, based on, (1) the class's actual return and actual expenses, and (2) a hypothetical annualized 5% return and the class's actual expenses:

     Class III

                                                             OPERATING
                           BEGINNING          ENDING          EXPENSE
                             VALUE            VALUE          INCURRED *
     -------------------------------------------------------------------
     1) Actual           $    1,000.00      $   988.50      $       0.73
     2) Hypothetical          1,000.00        1,005.16              0.73

     *Expenses are calculated using the Class III annualized expense ratio for the period ended August 31, 2004 of 0.62%, multiplied by the average account value over the period, multiplied by 43 days in the period, divided by 365 days in the year.

     You can estimate expenses incurred for the period ended August 31, 2004 on your investment in a particular class of shares by dividing your investment value at August 31, 2004 by $1,000 and then multiplying that result by the operating expenses of the class owned as calculated above. You can also use this information to compare ongoing expenses of investing in the Fund with those of other mutual funds.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2004

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

Beginning January 29, 2005, the Fund will be filing its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission's website at www.sec.gov. When filed, the Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund's website at www.gmo.com.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- TABULAR HOLDINGS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

DESCRIPTION                                                          % OF NET ASSETS
-------------------------------------------------------------------------------------
Australia                                                                         4.0%
Austria                                                                           1.0
Belgium                                                                           2.8
Canada                                                                            5.6
Denmark                                                                           0.5
Finland                                                                           1.8
France                                                                            4.1
Germany                                                                           7.8
Greece                                                                            0.4
Hong Kong                                                                         2.1
Ireland                                                                           0.7
Italy                                                                             3.1
Japan                                                                            23.5
Netherlands                                                                       5.4
New Zealand                                                                       0.2
Norway                                                                            1.8
Singapore                                                                         1.2
Spain                                                                             2.3
Sweden                                                                            1.9
Switzerland                                                                       4.4
United Kingdom                                                                   18.6
Forward Currency Contracts                                                        0.0
Futures                                                                          (0.1)
Short-Term Investments and Other Assets and Liabilities (net)                     6.9
                                                                     ----------------
                                                                                100.0%
                                                                     ================

               See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

  SHARES     DESCRIPTION                                                           VALUE ($)
----------------------------------------------------------------------------------------------
             COMMON STOCKS -- 92.4%

             AUSTRALIA -- 4.0%
   416,584   Aristocrat Leisure Ltd                                                  2,076,934
   138,065   Australia and New Zealand Banking Group Ltd                             1,795,002
   400,097   BHP Billiton Ltd                                                        3,732,484
   397,576   BlueScope Steel Ltd                                                     2,221,224
   156,174   CSL Ltd                                                                 2,864,229
    84,000   Macquarie Bank Ltd                                                      2,022,619
   150,655   National Australia Bank Ltd                                             2,842,076
    29,394   Perpetual Trustees Australia Ltd                                          959,661
   136,418   QBE Insurance Group Ltd                                                 1,226,079
   246,204   Rinker Group Ltd                                                        1,522,257
   407,942   Santos Ltd                                                              1,901,913
   444,788   Telstra Corp Ltd                                                        1,508,277
   202,874   Toll Holdings Ltd                                                       1,573,118
   747,033   WMC Resources Ltd                                                       2,649,509
   443,463   Woodside Petroleum Ltd                                                  5,675,493
                                                                                 -------------
                                                                                    34,570,875
                                                                                 -------------

             AUSTRIA -- 1.0%
    24,610   Bank Austria Creditanstalt AG                                           1,562,066
    52,332   Erste Bank Der Oesterreichischen Sparkassen AG                          1,993,526
     3,676   Mayr-Melnhof Karton AG (Bearer)                                           486,740
    12,365   OMV AG                                                                  2,830,343
    50,222   Wienerberger AG                                                         1,821,822
                                                                                 -------------
                                                                                     8,694,497
                                                                                 -------------

             BELGIUM -- 2.8%
    61,535   Almanij NV                                                              3,856,285
     9,001   Colruyt SA                                                              1,186,717
   209,496   Dexia                                                                   3,620,113
    15,985   Electrabel SA                                                           5,365,817
    88,191   Fortis                                                                  1,969,502

               See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

  SHARES     DESCRIPTION                                                           VALUE ($)
----------------------------------------------------------------------------------------------
             BELGIUM -- CONTINUED
    45,548   KBC Bancassurance Holding                                               2,747,077
   113,677   UCB SA                                                                  5,546,057
                                                                                 -------------
                                                                                    24,291,568
                                                                                 -------------

             CANADA -- 5.6%
 1,402,100   Bombardier Inc Class B                                                  3,224,319
    56,900   Brascan Corp                                                            1,608,626
    30,600   Canadian Imperial Bank of Commerce                                      1,555,546
   216,900   Canadian Natural Resources                                              7,030,813
    25,200   EnCana Corp                                                             1,026,284
    20,300   Imperial Oil Ltd                                                          948,289
    23,400   Magna International Inc Class A                                         1,746,475
    90,300   Manulife Financial Corp                                                 3,735,087
    88,500   Nexen Inc                                                               3,146,801
    34,600   Petro-Canada                                                            1,614,982
    48,800   PetroKazakhstan Inc                                                     1,462,963
    48,900   QLT Inc *                                                                 755,990
   161,500   Research In Motion Ltd *                                                9,699,070
    18,000   Royal Bank of Canada                                                      811,749
    55,200   Shoppers Drug Mart Corp *                                               1,424,408
    75,100   Sun Life Financial Inc                                                  2,079,841
   137,500   Talisman Energy Inc                                                     3,136,954
   115,900   Teck Cominco Ltd Class B                                                2,265,046
    51,400   Toronto-Dominion Bank                                                   1,782,382
                                                                                 -------------
                                                                                    49,055,625
                                                                                 -------------

             DENMARK -- 0.5%
       175   AP Moller - Maersk A/S                                                  1,187,414
   129,600   H. Lundbeck A/S                                                         2,338,265
    68,800   Vestas Wind Systems A/S *                                                 896,100
                                                                                 -------------
                                                                                     4,421,779
                                                                                 -------------

               See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

  SHARES     DESCRIPTION                                                           VALUE ($)
----------------------------------------------------------------------------------------------
             FINLAND -- 1.8%
 1,179,950   Nokia Oyj                                                              13,939,275
    84,900   Sampo Oyj Class A                                                         839,320
    44,520   Tietoenator Oyj                                                         1,177,615
                                                                                 -------------
                                                                                    15,956,210
                                                                                 -------------

             FRANCE -- 4.1%
    16,227   BNP Paribas                                                               986,951
    59,892   Bouygues                                                                2,067,617
    25,604   Essilor International SA                                                1,571,507
    16,404   Lafarge SA                                                              1,412,990
    14,749   Pernod Ricard                                                           1,825,192
    68,739   Peugeot SA                                                              4,137,161
    19,906   Pinault-Printemps-Redoute SA                                            1,822,373
     6,111   Sanofi-Aventis *                                                          434,462
    21,514   Societe Generale                                                        1,845,900
    80,948   Total SA                                                               15,837,412
    65,527   Veolia Environnement                                                    1,695,444
    21,875   Vinci                                                                   2,341,119
                                                                                 -------------
                                                                                    35,978,128
                                                                                 -------------

             GERMANY -- 7.0%
    13,103   Adidas-Salomon AG                                                       1,687,008
    36,607   Allianz AG (Registered)                                                 3,541,270
    34,894   Altana AG                                                               1,899,395
    15,426   Deutsche Bank AG (Registered)                                           1,056,938
    50,449   Deutsche Post AG                                                        1,006,727
    64,238   E. On AG                                                                4,577,379
    49,797   Merck KGaA                                                              2,625,731
    24,753   Metro AG                                                                1,149,870
    64,687   MLP AG                                                                    954,147
    59,649   Mobilcom AG                                                               807,649
    14,175   Puma AG Rudolf Dassler Sport                                            3,473,924
   132,481   RWE AG                                                                  6,501,541
    18,307   SAP AG                                                                  2,667,820
   149,055   Schering AG                                                             8,293,468

               See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

  SHARES     DESCRIPTION                                                           VALUE ($)
----------------------------------------------------------------------------------------------
             GERMANY -- CONTINUED
   219,652   Siemens AG (Registered)                                                15,144,295
   186,036   T-Online International *                                                1,792,370
    96,417   Volkswagen AG                                                           3,730,003
                                                                                 -------------
                                                                                    60,909,535
                                                                                 -------------

             GREECE -- 0.4%
    70,650   Cosmote Mobile Communications SA                                        1,143,187
   116,070   National Bank of Greece SA                                              2,540,418
                                                                                 -------------
                                                                                     3,683,605
                                                                                 -------------

             HONG KONG -- 2.1%
   418,000   Bank of East Asia                                                       1,149,604
 1,187,500   BOC Hong Kong Holdings Ltd                                              2,139,462
   227,000   Cheung Kong Holdings                                                    1,961,953
   456,000   CLP Holdings Ltd                                                        2,639,298
   245,500   Esprit Holdings Ltd                                                     1,184,271
 2,902,000   Giordano International Ltd                                              1,631,902
   780,500   Hong Kong Electric Holdings Ltd                                         3,489,408
   468,000   Hong Kong Exchanges and Clearing Ltd                                    1,026,871
   838,000   Li & Fung Ltd                                                           1,076,826
 1,045,000   Techtronic Industries Co                                                1,647,895
                                                                                 -------------
                                                                                    17,947,490
                                                                                 -------------

             IRELAND -- 0.7%
   221,251   Anglo Irish Bank Corp                                                   3,692,240
    62,649   CRH Plc                                                                 1,423,722
    53,241   Kerry Group Plc                                                         1,108,305
                                                                                 -------------
                                                                                     6,224,267
                                                                                 -------------

             ITALY -- 3.1%
         3   Banca Intesa SPA (Savings Shares)                                               9
   145,748   Bulgari SPA                                                             1,367,832
   522,292   Enel SPA                                                                4,042,351
   942,764   ENI SPA                                                                19,368,753

               See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

  SHARES     DESCRIPTION                                                           VALUE ($)
----------------------------------------------------------------------------------------------
             ITALY -- CONTINUED
   187,842   Parmalat Finanziaria SPA *(a)(b)                                            2,283
   321,880   Telecom Italia Mobile SPA                                               1,715,367
                                                                                 -------------
                                                                                    26,496,595
                                                                                 -------------

             JAPAN -- 23.5%
    63,860   Acom Co Ltd                                                             4,214,207
    44,600   Aeon Co Ltd                                                               746,963
    44,600   Aeon Co Ltd *(c)                                                          729,482
    23,600   Aeon Credit Service Co Ltd                                              1,536,127
    40,550   Aiful Corp                                                              4,064,378
    39,400   Benesse Corp                                                            1,189,167
    31,300   Canon Inc                                                               1,496,673
   216,900   Chubu Electric Power Co Inc                                             4,765,571
    23,700   CSK Corp                                                                1,024,022
    93,000   Daiichi Pharmaceuticals Co Ltd                                          1,613,211
    38,000   Denso Corp                                                                935,591
     1,287   Dentsu Inc                                                              3,112,743
   101,000   Eisai Co Ltd                                                            2,884,670
    43,900   FamilyMart                                                              1,241,200
    15,700   Fanuc Ltd                                                                 839,519
    27,000   Fast Retailing Co Ltd                                                   1,949,287
   410,000   Fuji Heavy Industries Ltd                                               2,070,616
    39,900   Fuji Soft ABC Inc                                                       1,375,237
       785   Fuji Television Network Inc                                             1,729,145
    31,000   Fujisawa Pharmaceutical Co Ltd                                            739,053
   661,000   Furukawa Electric Co Ltd *                                              2,675,720
       372   Goodwill Group (The) Inc                                                  820,559
     9,600   Hirose Electric Co Ltd                                                    928,809
    68,300   Hitachi Chemical Co Ltd                                                 1,015,119
    20,400   Hoya Corp                                                               1,968,933
    16,500   Ito En Ltd                                                                710,896
    32,000   Ito-Yokado Co Ltd                                                       1,184,349
    69,000   JSR Corp                                                                1,155,655
    90,000   Kansai Electric Power Co Inc                                            1,652,019
       329   KDDI Corp                                                               1,585,195

               See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

  SHARES     DESCRIPTION                                                           VALUE ($)
----------------------------------------------------------------------------------------------
             JAPAN -- CONTINUED
     6,200   Keyence Corp                                                            1,273,753
    54,000   Konami Corp                                                             1,210,323
    80,400   Kyocera Corp                                                            5,900,402
    85,000   Leopalace21 Corp                                                        1,663,064
   454,000   Mitsubishi Electric Corp                                                2,199,892
     2,690   Mitsubishi Tokyo Finance Group Inc                                     24,284,247
   316,000   Mitsui Mining & Smelting Co Ltd                                         1,289,002
   244,000   Mitsui OSK Lines Ltd                                                    1,452,663
    94,000   Mitsui Sumitomo Insurance Co Ltd                                          835,613
    56,000   Murata Manufacturing Co Ltd                                             2,778,020
       336   NET One Systems Co Ltd                                                  1,214,406
    13,900   Nidec Corp                                                              1,336,132
    85,000   Nikon Corp                                                                787,597
    13,300   Nintendo Co Ltd                                                         1,433,165
   463,000   Nippon Mining Holdings Inc                                              2,135,031
    38,300   Nissin Food Products                                                      971,873
    50,800   Nitto Denko Corp                                                        2,232,780
       398   NTT Data Corp                                                           1,115,551
    57,900   Ono Pharmaceutical Co Ltd                                               2,580,280
    28,500   Oriental Land Co Ltd                                                    1,768,568
    43,000   ORIX Corp                                                               4,418,538
   768,000   Osaka Gas Co Ltd                                                        2,124,187
    49,500   Promise Co                                                              3,148,531
       210   Rakuten Inc                                                             1,457,873
    16,000   Ryohin Keikaku Co Ltd                                                     738,357
    19,300   Sammy Corp                                                                965,007
   150,000   Sankyo Co Ltd                                                           3,145,825
     7,700   SMC Corp                                                                  740,977
   214,000   Sumitomo Realty and Development Co Ltd                                  2,348,223
   198,000   Taisho Pharmaceutical Co Ltd                                            3,781,887
    90,000   Taiyo Yuden Co Ltd                                                      1,047,802
   539,700   Takeda Pharmaceutical Co Ltd                                           24,399,925
    18,000   Takefuji Corp                                                           1,258,844
    75,200   Terumo Corp                                                             1,692,554
    21,000   TIS Inc                                                                   766,493
   201,900   Tohoku Electric Power Co Inc                                            3,448,045

               See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

  SHARES     DESCRIPTION                                                           VALUE ($)
----------------------------------------------------------------------------------------------
             JAPAN -- CONTINUED
    57,100   Tokyo Electric Power Co Inc                                             1,317,476
    22,800   Tokyo Electron Ltd                                                      1,170,464
   566,000   Tokyo Gas Co                                                            2,081,234
   381,000   Tokyu Corp                                                              1,831,895
   231,000   Toppan Printing Co Ltd                                                  2,394,297
   455,000   Toyota Motor Corp                                                      17,961,490
    83,000   Trend Micro Inc                                                         3,620,624
       162   Yahoo Japan Corp *                                                      1,562,964
    87,000   Yamaha Motor Co Ltd                                                     1,284,295
    87,000   Yamanouchi Pharmaceutical Co Ltd                                        3,018,904
   120,000   Yamato Transport Co Ltd                                                 1,829,226
                                                                                 -------------
                                                                                   203,972,415
                                                                                 -------------

             NETHERLANDS -- 5.4%
   193,865   ABN Amro Holdings NV                                                    4,128,373
    36,089   Akzo Nobel NV                                                           1,217,613
    77,972   Heineken NV                                                             2,357,187
 1,182,982   ING Groep NV                                                           28,975,107
 1,036,057   Koninklijke Ahold NV *                                                  6,429,571
    41,869   Royal Dutch Petroleum                                                   2,120,901
    44,958   Royal Numico NV *                                                       1,416,110
                                                                                 -------------
                                                                                    46,644,862
                                                                                 -------------

             NEW ZEALAND -- 0.2%
   477,085   Telecom Corp of New Zealand                                             1,793,246
                                                                                 -------------

             NORWAY -- 1.8%
   164,660   DNB Holdings Class A                                                    1,254,419
    75,400   Frontline Ltd                                                           2,820,944
    35,820   Norsk Hydro ASA                                                         2,235,579
    77,900   Orkla ASA                                                               1,969,439
   289,200   Statoil ASA                                                             3,691,932
   242,500   Tandberg ASA                                                            2,172,180
   191,200   Telenor ASA                                                             1,385,072
                                                                                 -------------
                                                                                    15,529,565
                                                                                 -------------

               See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

  SHARES     DESCRIPTION                                                           VALUE ($)
----------------------------------------------------------------------------------------------
             SINGAPORE -- 1.2%
   276,000   DBS Group Holdings Ltd                                                  2,522,125
   363,000   Keppel Corp Ltd                                                         1,510,166
   233,000   Oversea-Chinese Banking Corp                                            1,813,779
   549,000   Singapore Press Holdings Ltd                                            1,388,169
 2,395,000   Singapore Telecom Ltd *                                                 3,205,967
                                                                                 -------------
                                                                                    10,440,206
                                                                                 -------------

             SPAIN -- 2.3%
   116,631   Altadis SA                                                              3,636,793
   102,329   Banco Santander Central Hispano SA                                      1,006,225
   259,823   Endesa SA                                                               4,819,836
    61,729   Gamesa Corp Tecnologica SA                                                872,646
   164,834   Gas Natural SDG SA                                                      3,931,314
   108,802   Iberdrola SA                                                            2,223,451
   171,086   Union Fenosa SA                                                         3,803,683
                                                                                 -------------
                                                                                    20,293,948
                                                                                 -------------

             SWEDEN -- 1.9%
   135,800   Assa Abloy AB                                                           1,642,719
   154,900   Getinge AB                                                              1,723,197
    58,450   Modern Times Group AB *                                                 1,108,658
   293,000   Nordea AB                                                               2,251,511
   165,300   Securitas AB                                                            2,060,576
   216,900   Skanska AB Class B                                                      1,956,474
   375,500   Swedish Match AB                                                        3,810,084
    46,550   Tele2 AB Class B                                                        1,762,344
                                                                                 -------------
                                                                                    16,315,563
                                                                                 -------------

             SWITZERLAND -- 4.4%
   105,282   Compagnie Financiere Richemont AG                                       2,696,707
     3,298   Julius Baer Holding AG                                                    887,859
    51,494   Kudelski SA *                                                           1,494,213
    34,549   Micronas Semiconductor Holding AG (Registered) *                        1,338,282
    63,558   Phonak Holding AG                                                       1,920,579
    71,019   Roche Holding AG (Non Voting)                                           6,896,989

               See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

  SHARES     DESCRIPTION                                                           VALUE ($)
----------------------------------------------------------------------------------------------
             SWITZERLAND -- CONTINUED
     3,804   Serono SA                                                               2,429,691
    16,002   Straumann Holding AG                                                    3,134,714
    19,799   Swisscom AG (Registered)                                                6,549,017
   162,503   UBS AG (Registered)                                                    10,940,019
                                                                                 -------------
                                                                                    38,288,070
                                                                                 -------------

             UNITED KINGDOM -- 18.6%
   494,924   Allied Domecq Plc                                                       3,968,884
    36,283   AstraZeneca Plc                                                         1,672,551
   802,872   Barclays Plc                                                            7,430,338
   143,963   Barratt Developments Plc                                                1,534,470
 2,089,271   BP Plc                                                                 18,564,706
   242,121   British American Tobacco Plc                                            3,656,034
   663,719   Cadbury Schweppes Plc                                                   5,336,452
 2,558,818   Centrica Plc                                                           11,351,456
    54,327   Cobham Group Plc                                                        1,329,579
    87,569   Daily Mail & General Trust Plc                                          1,078,088
 2,446,646   Dixons Group Plc (New Shares)                                           6,960,364
   160,756   Enterprise Inns Plc                                                     1,588,532
   345,612   Gallaher Group Plc                                                      4,114,978
   146,985   GlaxoSmithKline Plc                                                     2,997,133
   655,928   Hays Plc                                                                1,403,352
   185,217   HBOS Plc                                                                2,270,998
   613,873   Imperial Tobacco Group Plc                                             13,570,079
 1,323,144   Lloyds TSB Group Plc                                                    9,951,194
   100,232   MAN Group Plc                                                           2,389,950
 4,465,796   mmO2 Plc *                                                              7,240,010
   410,573   Morrison Supermarkets                                                   1,335,759
 1,615,172   National Grid Transco Plc                                              13,533,767
   269,676   Next Plc                                                                7,241,008
   145,903   Northern Rock Plc                                                       1,867,621
   161,500   Persimmon Plc                                                           1,950,011
   358,926   Reuters Group Plc                                                       2,081,704
   119,347   Royal Bank of Scotland Group                                            3,331,102
   393,725   Sage Group Plc                                                          1,163,015

               See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

    SHARES/
 PAR VALUE ($)    DESCRIPTION                                                      VALUE ($)
----------------------------------------------------------------------------------------------
                  UNITED KINGDOM -- CONTINUED
        285,141   Scottish & Southern Energy Plc                                     3,791,451
        502,344   Shell Transport & Trading Co Plc (Registered)                      3,668,988
        122,898   Smith & Nephew Plc                                                 1,107,316
      1,017,497   Tesco Plc                                                          4,882,662
        173,802   William Hill Plc                                                   1,701,033
        170,080   Wolseley Plc                                                       2,610,344
        303,837   WPP Group Plc                                                      2,728,073
                                                                                 -------------
                                                                                   161,403,002
                                                                                 =============

                  TOTAL COMMON STOCKS (COST $770,942,085)                          802,911,051
                                                                                 =============

                  PREFERRED STOCKS -- 0.8%

                  GERMANY -- 0.8%
         18,579   Fresenius AG (Non Voting) 4.08%                                    1,388,402
          6,217   Porsche AG (Non Voting) 0.83%                                      3,787,894
         71,411   Volkswagen AG 5.30%                                                1,895,245
                                                                                 -------------
                                                                                     7,071,541
                                                                                 -------------

                  TOTAL PREFERRED STOCKS (COST $7,428,941)                           7,071,541
                                                                                 -------------

                  SHORT-TERM INVESTMENTS -- 5.9%

                  CASH EQUIVALENTS -- 5.4%
      3,900,000   Dresdner GC Time Deposit, 1.57%, due 09/01/04                      3,900,000
     42,900,000   HBOS Treasury Time Deposit, 1.56%, due 09/01/04                   42,900,000
                                                                                 -------------
                                                                                    46,800,000
                                                                                 -------------

                  U.S. GOVERNMENT -- 0.5%
      4,600,000   U.S. Treasury Bill, 0.96%, due 9/23/04 (d)(e)                      4,597,274
                                                                                 -------------

                  TOTAL SHORT-TERM INVESTMENTS (COST $51,397,274)                   51,397,274
                                                                                 -------------

               See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

                  DESCRIPTION                                                      VALUE ($)
----------------------------------------------------------------------------------------------
                  TOTAL INVESTMENTS -- 99.1%
                  (Cost $829,768,300)                                              861,379,866

                  Other Assets and Liabilities (net) -- 0.9%                         7,749,512
                                                                                 -------------

                  TOTAL NET ASSETS -- 100.0%                                     $ 869,129,378
                                                                                 =============

                  NOTES TO SCHEDULE OF INVESTMENTS:

                  *    Non-income producing security.
                  (a)  Bankrupt issuer.
                  (b) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note
                       2).
                  (c)  When issued security (Note 2).
                  (d) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 2).
                  (e)  Rate shown represents yield to maturity.

                  CURRENCY ABBREVIATIONS:

                  AUD - Australian Dollar
                  CAD - Canadian Dollar
                  CHF - Swiss Franc
                  DKK - Danish Krone
                  EUR - Euro
                  GBP - British Pound
                  HKD - Hong Kong Dollar
                  JPY - Japanese Yen
                  NOK - Norwegian Krone
                  NZD - New Zealand Dollar
                  SEK - Swedish Krona
                  SGD - Singapore Dollar

               See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     At August 31, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                                 GROSS UNREALIZED        GROSS UNREALIZED         NET UNREALIZED
         AGGREGATE COST            APPRECIATION            DEPRECIATION            APPRECIATION
     ----------------------     -------------------     -------------------     ------------------
         $  831,349,566           $  60,024,327           $  (29,994,027)         $  30,030,300

     A summary of outstanding financial instruments at August 31, 2004 is as follows:

FORWARD CURRENCY CONTRACTS

                                                                                     NET
                                                                                  UNREALIZED
                                             UNITS OF                           APPRECIATION/
 SETTLEMENT DATE      DELIVER/RECEIVE        CURRENCY            VALUE          (DEPRECIATION)
-----------------   -------------------   ---------------   ----------------   ----------------
     Buys

   11/26/04                 CHF                14,485,912   $     11,455,887   $         6,216
   11/26/04                 JPY             4,505,030,404         41,223,493            (18,309)
   11/26/04                 NOK                84,051,653         12,163,052            (72,191)
   11/26/04                 NZD                 1,092,973            709,444              3,701
   11/26/04                 SEK               214,743,760         28,560,276            196,458
   11/26/04                 SGD                11,853,090          6,929,774             (4,494)
                                                                               ----------------
                                                                               $        111,381
                                                                               ================

     Sales

   11/26/04                 AUD                19,933,017   $     13,956,119   $         40,833
   11/26/04                 CAD                37,993,743         28,800,725            269,323
   11/26/04                 DKK                19,375,531          3,162,715            (23,371)
   11/26/04                 EUR                21,103,570         25,626,751           (100,877)
   11/26/04                 GBP                 4,700,938          8,395,887            108,023
   11/26/04                 HKD                77,583,452          9,969,187              3,767
                                                                               ----------------
                                                                               $        297,698
                                                                               ================

               See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

FUTURES CONTRACTS

                                                                                NET UNREALIZED
    NUMBER OF                                                                    APPRECIATION
    CONTRACTS              TYPE           EXPIRATION DATE    CONTRACT VALUE     (DEPRECIATION)
-----------------   -------------------   ---------------   ----------------   ----------------
      Buys

       33                 CAC 40          September 2004    $      1,446,784   $        (20,416)
       27                  DAX            September 2004           3,113,143             29,977
       22                Hang Seng        September 2004           1,807,678                792
       20                  MIB30          September 2004           3,295,772            (18,921)
      316                  MSCI           September 2004           8,551,164              6,401
      169                  OMX            September 2004           1,543,445             (3,948)
       17                 SPI 200         September 2004           1,064,203             (5,759)
      417                 TOPIX           September 2004          42,936,808           (496,012)
                                                                               ----------------
                                                                               $       (507,886)
                                                                               ================

    Sales

      301                FTSE 100         September 2004    $     24,225,992   $       (539,464)
                                                                               ================

     At August 31, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

               See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- INDUSTRY SECTOR SUMMARY
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

At August 31, 2004, industry sector diversification of the Fund's equity investments was as follows:

      INDUSTRY SECTOR

      Financials                                                     23.0%
      Energy                                                         12.3
      Consumer Discretionary                                         12.0
      Health Care                                                    11.5
      Utilities                                                      10.8
      Consumer Staples                                                8.5
      Information Technology                                          8.3
      Industrials                                                     7.0
      Telecommunication Services                                      3.8
      Materials                                                       2.8
                                                                 --------
                                                                    100.0%
                                                                 ========

               See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)


STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2004 (UNAUDITED)

ASSETS:
   Investments, at value (cost $829,768,300) (Note 2)                         $   861,379,866
   Cash                                                                                67,086
   Foreign currency, at value (cost $324,370) (Note 2)                                700,791
   Receivable for Fund shares sold                                                  4,491,000
   Dividends and interest receivable                                                2,399,921
   Foreign taxes receivable                                                           368,653
   Receivable for open forward foreign currency contracts (Note 2)                    628,321
   Receivable for expenses reimbursed by Manager (Note 3)                              49,941
                                                                              ---------------

       Total assets                                                               870,085,579
                                                                              ---------------

LIABILITIES:
   Payable for Fund shares repurchased                                                    897
   Payable to affiliate for (Note 3):
       Management fee                                                                 380,443
       Shareholder service fee                                                        105,679
       Trustees fee                                                                       947
   Payable for open forward foreign currency contracts (Note 2)                       219,242
   Payable for variation margin on open futures contracts (Note 2)                    199,957
   Accrued expenses                                                                    49,036
                                                                              ---------------

       Total liabilities                                                              956,201
                                                                              ---------------
NET ASSETS                                                                    $   869,129,378
                                                                              ===============

NET ASSETS CONSIST OF:
   Paid-in capital                                                            $   815,839,037
   Accumulated undistributed net investment income                                  7,162,100
   Accumulated net realized gain                                                   14,787,135
   Net unrealized appreciation                                                     31,341,106
                                                                              ---------------
                                                                              $   869,129,378
                                                                              ===============

NET ASSETS ATTRIBUTABLE TO:
   Class III shares                                                           $   869,129,378
                                                                              ===============

SHARES OUTSTANDING:
   Class III                                                                       37,993,688
                                                                              ===============

NET ASSET VALUE PER SHARE:

               See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)


STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2004 (UNAUDITED)

   Class III                                                                  $         22.88
                                                                              ===============

               See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)


STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
   Dividends (net of withholding taxes of $1,533,660)                         $    11,700,308
   Interest                                                                           315,983
                                                                              ---------------

           Total income                                                            12,016,291
                                                                              ---------------

EXPENSES:
   Management fee (Note 3)                                                          1,892,011
   Shareholder service fee (Note 3) - Class III                                       525,559
   Custodian fees                                                                     218,868
   Transfer agent fees                                                                 16,284
   Audit and tax fees                                                                  21,712
   Legal fees                                                                           8,280
   Trustees fees and related expenses (Note 3)                                          4,126
   Registration fees                                                                    5,612
   Miscellaneous                                                                        3,036
                                                                              ---------------
       Total expenses                                                               2,695,488
   Fees and expenses reimbursed by Manager (Note 3)                                  (273,792)
                                                                              ---------------
       Net expenses                                                                 2,421,696
                                                                              ---------------

         Net investment income                                                      9,594,595
                                                                              ---------------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
       Investments                                                                 16,962,688
       Closed futures contracts                                                       418,359
       Foreign currency, forward contracts and foreign currency related
          transactions                                                             (1,685,741)
                                                                              ---------------

         Net realized gain                                                         15,695,306
                                                                              ---------------

   Change in net unrealized appreciation (depreciation) on:
       Investments                                                                (36,369,985)
       Open futures contracts                                                        (961,360)
       Foreign currency, forward contracts and foreign currency related
          transactions                                                               (891,327)
                                                                              ---------------

         Net unrealized loss                                                      (38,222,672)
                                                                              ---------------

       Net realized and unrealized loss                                           (22,527,366)
                                                                              ---------------

               See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $   (12,932,771)
                                                                              ===============

               See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                               SIX MONTHS ENDED
                                                                AUGUST 31, 2004      YEAR ENDED
                                                                  (UNAUDITED)     FEBRUARY 29, 2004
                                                               ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                        $      9,594,595   $       4,037,154
  Net realized gain                                                  15,695,306          20,744,983
  Change in net unrealized appreciation (depreciation)              (38,222,672)         79,870,796
                                                               ----------------   -----------------
  Net increase (decrease) in net assets from operations             (12,932,771)        104,652,933
                                                               ----------------   -----------------

Distributions to shareholders from:
  Net investment income
     Class III                                                       (2,868,750)         (4,380,170)
  Net realized gains
     Class III                                                       (6,156,531)                 --
                                                               ----------------   -----------------

                                                                     (9,025,281)         (4,380,170)
                                                               ----------------   -----------------
  Net share transactions (Note 6):
     Class III                                                      325,983,293         286,027,335
                                                               ----------------   -----------------

     Total increase in net assets                                   304,025,241         386,300,098

NET ASSETS:
  Beginning of period                                               565,104,137         178,804,039
                                                               ----------------   -----------------
  End of period (including accumulated
     undistributed net investment income of
     $7,162,100 and $436,255, respectively)                    $    869,129,378   $     565,104,137
                                                               ================   =================

               See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          SIX MONTHS ENDED           YEAR ENDED FEBRUARY 28/29,
                                                           AUGUST 31, 2004    ----------------------------------------
                                                            (UNAUDITED)          2004          2003          2002(a)
                                                          ----------------    ----------    ----------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $   23.67        $    16.83    $    19.65    $      20.00
                                                             ---------        ----------    ----------    ------------

Income from investment operations:
    Net investment income +                                       0.32              0.29          0.25            0.01
    Net realized and unrealized gain (loss)                      (0.83)             6.81         (2.46)          (0.36)
                                                             ---------        ----------    ----------    ------------

        Total from investment operations                         (0.51)             7.10         (2.21)          (0.35)
                                                             ---------        ----------    ----------    ------------

Less distributions to shareholders:
    From net investment income                                   (0.09)            (0.26)        (0.61)             --
    From net realized gains                                      (0.19)               --            --              --
                                                             ---------        ----------    ----------    ------------

        Total distributions                                      (0.28)            (0.26)        (0.61)             --
                                                             ---------        ----------    ----------    ------------

NET ASSET VALUE, END OF PERIOD                               $   22.88        $    23.67    $    16.83    $      19.65
                                                             =========        ==========    ==========    ============
TOTAL RETURN (b)                                                 (2.18)%**         42.33%       (11.40)%        (1.75)%**

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)                        $ 869,129        $  565,104    $  178,804    $     84,884
    Net expenses to average daily net assets                      0.69%*            0.69%         0.69%           0.69%*
    Net investment income to average daily net assets             1.38%(c)**        1.38%         1.32%           0.36%*
    Portfolio turnover rate                                         28%**             63%           78%             15%**
    Fees and expenses reimbursed by the Manager to
      average daily net assets:                                   0.08%*            0.16%         0.22%           0.65%*

(a)  Period from November 30, 2001 (commencement of operations) through
     February 28, 2002.
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(c) The ratio for the six months ended August 31, 2004, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.
+    Computed using average shares outstanding throughout the period.
*    Annualized.
**   Not annualized.

               See accompanying notes to the financial statements.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (UNAUDITED)

1.   ORGANIZATION

     GMO International Growth Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks a high total return through investing primarily in equity securities of non-U.S. issuers. The Fund's benchmark is the S&P/Citigroup Primary Market Index ("PMI") Europe, Pacific, Asia Composite ("EPAC") Growth Style Index.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. The values of securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund's investments will be valued at "fair value", as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect its value. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 2004.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See the Schedule of Investments for all open futures contracts as of August 31, 2004.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. As of August 31, 2004, there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. As of August 31, 2004, there were no open purchased option contracts.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2004, there were no open swap agreements.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. As of August 31, 2004, the Fund had no securities on loan.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of 0.54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

     GMO has entered into a binding agreement effective until at least June 30, 2005 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.54% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2004 was $2,655. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2004 aggregated $520,686,427 and $178,217,105, respectively.

5.   PRINCIPAL SHAREHOLDERS AND RELATED PARTIES

     At August 31, 2004, 55.4% of the outstanding shares of the fund were held by three shareholders, each holding in excess of 10% of the outstanding shares of the Fund. Two of the shareholders are other funds of GMO Trust. Investment activities of these shareholders may have a material effect on the Fund. At August 31, 2004, less than 0.1% of the Fund was held by three related parties comprised of certain GMO employee accounts.

     As of August 31, 2004, substantially all of the Fund's shares were held by accounts for which the Manager has investment discretion.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

6.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                 SIX MONTHS ENDED
                                                  AUGUST 31, 2004                     YEAR ENDED
                                                    (UNAUDITED)                   FEBRUARY 29, 2004
                                          -------------------------------   -------------------------------
                                              SHARES           AMOUNT           SHARES           AMOUNT
                                          --------------   --------------   --------------   --------------
     CLASS III:
     Shares sold                              14,114,632   $  325,865,318       16,620,211   $  350,493,589
     Shares issued to shareholders in
       reinvestment of distributions             370,256        8,671,400          192,384        4,193,777
     Shares repurchased                         (365,822)      (8,553,425)      (3,559,625)     (68,660,031)
                                          --------------   --------------   --------------   --------------
     Net increase                             14,119,066   $  325,983,293       13,252,970   $  286,027,335
                                          ==============   ==============   ==============   ==============

7.   SUBSEQUENT EVENT

     Effective October 5, 2004, GMO Trust appointed a Chief Compliance Officer and adopted a compliance plan in accordance with Rule 38a-1 under the Investment Company Act of 1940, as amended.

GMO INTERNATIONAL GROWTH FUND
(A SERIES OF GMO TRUST)

FUND EXPENSES
AUGUST 31, 2004 (UNAUDITED)

     The Fund incurs ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees and other expenses. The following table, assuming a $1,000 investment in a class of shares, discloses the ending account value and operating expenses incurred for the six months ended August 31, 2004, based on, (1) the class's actual return and actual expense, and (2) a hypothetical annualized 5% return and the class's actual expense:

     Class III

                                                             OPERATING
                              BEGINNING        ENDING         EXPENSE
                                VALUE          VALUE         INCURRED *
------------------------------------------------------------------------
     1) Actual              $    1,000.00   $     978.20   $        3.44
     2) Hypothetical             1,000.00       1,021.73            3.52

     *Expenses are calculated using the Class III annualized expense ratio for the six months ended August 31, 2004 of 0.69%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     You can estimate expenses incurred for the six months ended August 31, 2004 on your investment in a particular class of shares by dividing your investment value at August 31, 2004 by $1,000 and then multiplying that result by the operating expenses of the class owned as calculated above. You can also use this information to compare ongoing expenses of investing in the Fund with those of other mutual funds.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2004

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

Beginning January 29, 2005, the Fund will be filing its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission's website at www.sec.gov. When filed, the Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund's website at www.gmo.com.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- TABULAR HOLDINGS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

DESCRIPTION                                                                     % OF NET ASSETS
------------------------------------------------------------------------------------------------
Australia                                                                                   3.3%
Austria                                                                                     2.2
Belgium                                                                                     3.6
Canada                                                                                      1.5
Finland                                                                                     1.6
France                                                                                      3.8
Germany                                                                                     7.5
Greece                                                                                      0.4
Hong Kong                                                                                   2.2
Ireland                                                                                     0.8
Italy                                                                                       4.4
Japan                                                                                      24.2
Malaysia                                                                                    0.0
Netherlands                                                                                 7.3
Norway                                                                                      3.1
Singapore                                                                                   1.9
Spain                                                                                       2.5
Sweden                                                                                      2.4
Switzerland                                                                                 3.5
United Kingdom                                                                             18.9
Forward Currency Contracts                                                                 (0.0)
Futures                                                                                    (0.2)
Short-Term Investments and Other Assets and Liabilities (net)                               5.1
                                                                                ---------------
                                                                                          100.0%
                                                                                ===============

                 See accompanying notes to financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES       DESCRIPTION                                                                 VALUE ($)
------------------------------------------------------------------------------------------------------------
                  COMMON STOCKS -- 94.4%

                  AUSTRALIA -- 3.3%
      1,030,676   Australia and New Zealand Banking Group Ltd                                   13,399,963
        564,966   BlueScope Steel Ltd                                                            3,156,419
        310,537   Boral Ltd                                                                      1,546,600
        393,595   Caltex Australia Ltd                                                           2,552,908
      2,184,424   General Property Trust Units                                                   5,504,059
        879,229   National Australia Bank Ltd                                                   16,586,477
          1,200   National Australia Bank Ltd ADR                                                  112,968
        491,390   Rinker Group Ltd                                                               3,038,219
        689,013   Santos Ltd                                                                     3,212,326
      1,163,279   Stockland                                                                      4,632,811
      3,516,256   Telstra Corp Ltd                                                              11,923,634
        785,935   Westfield Group *(a)                                                           8,563,465
        525,665   Westpac Banking Corp                                                           6,267,684
        580,545   Woodside Petroleum Ltd                                                         7,429,885
                                                                                           ---------------
                                                                                                87,927,418
                                                                                           ---------------

                  AUSTRIA -- 2.2%
        115,624   Austrian Airlines *                                                            1,489,391
        113,064   Boehler Uddeholm (Bearer)                                                      9,466,688
         41,612   Erste Bank Der Oesterreichischen Sparkassen AG                                 1,585,160
         82,171   Flughafen Wien AG                                                              4,718,939
         60,426   Generali Holding Vienna AG (a)                                                 1,838,478
         22,476   Mayr-Melnhof Karton AG (Bearer)                                                2,976,052
         81,964   OMV AG                                                                        18,761,524
        165,744   RHI AG *                                                                       3,587,747
         46,745   VA Technologie AG (Bearer) *                                                   3,045,535
        157,795   Voestalpine AG (a)                                                             7,740,055
        112,170   Wienerberger AG (a)                                                            4,069,008
                                                                                           ---------------
                                                                                                59,278,577
                                                                                           ---------------

                 See accompanying notes to financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES       DESCRIPTION                                                                 VALUE ($)
------------------------------------------------------------------------------------------------------------
                  BELGIUM -- 3.6%
        168,625   Almanij NV                                                                    10,567,418
          8,108   Bekaert SA                                                                       508,931
         26,257   Colruyt SA                                                                     3,461,796
        164,353   Delhaize Group (a)                                                             9,250,815
        821,491   Dexia (a)                                                                     14,195,453
         33,600   Electrabel SA                                                                 11,278,789
        925,649   Fortis                                                                        20,671,808
        277,769   KBC Bancassurance Holding                                                     16,752,719
        233,579   UCB SA                                                                        11,395,818
                                                                                           ---------------
                                                                                                98,083,547
                                                                                           ---------------

                  CANADA -- 1.5%
        130,800   BCE Inc                                                                        2,715,073
        254,400   Canadian Natural Resources                                                     8,246,375
        257,000   EnCana Corp                                                                   10,466,469
         48,500   Magna International Inc Class A                                                3,619,832
         74,000   Manulife Financial Corp                                                        3,060,868
        163,600   National Bank of Canada                                                        5,363,934
         90,200   Quebecor Inc Class B                                                           1,855,891
        137,600   Royal Bank of Canada                                                           6,205,367
                                                                                           ---------------
                                                                                                41,533,809
                                                                                           ---------------

                  FINLAND -- 1.6%
         52,300   Finnair Class A                                                                  300,691
        353,400   Fortum Oyj                                                                     4,964,612
        181,300   Kesko Oyj Class B (a)                                                          3,958,585
      2,138,450   Nokia Oyj                                                                     25,262,462
        209,054   Rautaruukki Oyj                                                                1,907,101
        563,200   Sampo Oyj Class A (a)                                                          5,567,784
         38,100   Stockmann Oyj AB Class A                                                         885,298
          9,850   Stockmann Oyj AB Class B (a)                                                     230,915
         23,400   Wartsila Oyj Class A                                                             538,008
                                                                                           ---------------
                                                                                                43,615,456
                                                                                           ---------------

                 See accompanying notes to financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES       DESCRIPTION                                                                 VALUE ($)
------------------------------------------------------------------------------------------------------------
                  FRANCE -- 3.8%
        305,480   BNP Paribas                                                                   18,579,755
         32,081   Bongrain SA                                                                    2,030,602
        259,829   Cie de Saint-Gobain                                                           13,110,431
          7,260   Eurazeo                                                                          468,365
          5,470   Fromageries Bel Vache qui Rit (a)                                                866,856
        595,567   Havas SA (a)                                                                   2,849,354
         52,504   Imerys SA                                                                      3,278,997
         22,001   Pernod Ricard                                                                  2,722,629
        106,904   Sanofi-Aventis (Foreign Registered) (a)                                        7,603,671
      1,707,322   SCOR SA * (a)                                                                  2,462,086
        199,030   Societe Generale (a)                                                          17,076,761
        663,191   Suez SA                                                                       12,912,139
         95,693   Total SA                                                                      18,722,259
                                                                                           ---------------
                                                                                               102,683,905
                                                                                           ---------------

                  GERMANY -- 6.9%
         60,511   Adidas-Salomon AG                                                              7,790,775
         83,566   Altana AG (a)                                                                  4,548,772
        116,288   Bankgesellschaft Berlin AG *                                                     284,642
        434,043   Bayer AG                                                                      11,213,540
         16,771   Celesio AG                                                                     1,106,992
        460,902   DaimlerChrysler AG (Registered)                                               19,225,990
             42   Degussa AG                                                                         1,491
        161,141   Deutsche Bank AG (Registered)                                                 11,040,845
         42,800   Douglas Holdings AG                                                            1,206,307
        545,799   E. On AG                                                                      38,891,761
         61,767   HeidelbergCement AG                                                            2,719,170
        145,276   MAN AG                                                                         4,952,620
         79,989   Merck KGaA                                                                     4,217,717
          1,009   Mobilcom AG                                                                       13,662
        297,870   RWE AG (a)                                                                    14,618,051
        325,469   Schering AG                                                                   18,109,200
         55,080   Schwarz Pharma AG (a)                                                          1,968,213
        261,021   Siemens AG (Registered)                                                       17,996,553
        158,210   Suedzucker AG                                                                  2,957,787
        277,032   ThyssenKrupp AG                                                                5,186,172

                 See accompanying notes to financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES       DESCRIPTION                                                                 VALUE ($)
------------------------------------------------------------------------------------------------------------
                  GERMANY -- CONTINUED
        276,700   TUI AG (a)                                                                     5,116,368
        350,279   Volkswagen AG                                                                 13,550,949
                                                                                           ---------------
                                                                                               186,717,577
                                                                                           ---------------

                  GREECE -- 0.4%
        208,330   Alpha Bank A.E.                                                                5,077,468
         41,860   Cosmote Mobile Communications SA                                                 677,336
        185,706   National Bank of Greece SA                                                     4,064,537
                                                                                           ---------------
                                                                                                 9,819,341
                                                                                           ---------------

                  HONG KONG -- 2.2%
        874,000   Cheung Kong Infrastructure Holdings Ltd                                        2,168,206
      2,117,098   CLP Holdings Ltd                                                              12,253,625
        809,409   Great Eagle Holdings Ltd                                                       1,544,549
        260,000   Guoco Group                                                                    2,202,224
      2,226,511   Hang Lung Group Co Ltd                                                         3,442,750
        835,900   Hong Kong Aircraft Engineering Co Ltd                                          4,091,028
      3,322,469   Hong Kong Electric Holdings Ltd                                               14,853,874
        515,700   Hong Kong Ferry Co Ltd                                                           495,717
          1,000   Hong Kong Land Holdings                                                            1,895
        285,762   Jardine Matheson Holdings Ltd                                                  3,721,364
        978,411   Jardine Strategic Holdings Ltd                                                 5,530,957
      1,499,862   Mandarin Oriental International Ltd *                                            810,525
        596,000   Sun Hung Kai Properties Ltd                                                    5,560,823
      1,532,400   Yue Yuen Industrial Holdings                                                   3,696,860
                                                                                           ---------------
                                                                                                60,374,397
                                                                                           ---------------

                  IRELAND -- 0.8%
        850,481   Bank of Ireland                                                               11,417,961
        397,086   CRH Plc                                                                        9,023,931
                                                                                           ---------------
                                                                                                20,441,892
                                                                                           ---------------

                  ITALY -- 4.3%
        378,200   Banca Popolare di Milano                                                       2,337,798
        860,737   Enel SPA                                                                       6,661,793

                 See accompanying notes to financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES       DESCRIPTION                                                                 VALUE ($)
------------------------------------------------------------------------------------------------------------
                  ITALY -- CONTINUED
      4,388,215   ENI SPA                                                                       90,154,326
        107,608   Fiat SPA (Savings Shares) *                                                      529,708
        140,222   Fondiaria - Sai SpA - RNC                                                      1,804,133
        588,000   Grassetto SPA *(b) (c)                                                             7,146
        248,311   Italcementi SPA                                                                2,206,771
         24,311   Italmobiliare SPA                                                              1,186,513
         88,800   Natuzzi SPA ADR                                                                  829,392
      1,134,613   Parmalat Finanziaria SPA *(b) (c)                                                 13,789
        491,236   SMI (Societa Metallurgica Italy) *                                               247,396
      3,980,991   Telecom Italia SPA                                                             8,757,442
                                                                                           ---------------
                                                                                               114,736,207
                                                                                           ---------------

                  JAPAN -- 24.2%
        208,140   Acom Co Ltd                                                                   13,735,437
         64,200   Aiful Corp                                                                     6,434,847
        105,800   Autobacs Seven (a)                                                             3,137,395
        498,000   Bank of Yokohama                                                               2,954,987
        227,000   Canon Sales Co Inc *(a)                                                        2,954,374
        169,000   Chiba Bank                                                                       979,170
        589,500   Chubu Electric Power Co Inc                                                   12,952,071
         53,000   Chudenko Corp                                                                    721,412
        182,200   Chugoku Electric Power Co Inc                                                  3,202,366
        243,000   Citizen Watch Co Ltd                                                           2,447,452
      1,410,000   Cosmo Oil Co Ltd (a)                                                           4,117,147
        665,000   Daido Steel Co Ltd                                                             1,681,688
        573,200   Daiichi Pharmaceuticals Co Ltd                                                 9,942,933
         29,000   Daio Paper Corp (a)                                                              302,252
        310,700   Daito Trust Construction Co Ltd                                               11,807,366
        321,000   Daiwa Kosho Lease Co Ltd (a)                                                   1,745,412
        199,000   Denso Corp                                                                     4,899,541
          1,415   Dentsu Inc                                                                     3,422,325
        250,000   Eisai Co Ltd                                                                   7,140,273
        253,000   Ezaki Glico Co Ltd                                                             1,762,523
        133,200   FamilyMart                                                                     3,766,009
         23,700   Fast Retailing Co Ltd                                                          1,711,041
      1,784,000   Fuji Heavy Industries Ltd                                                      9,009,706

                 See accompanying notes to financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES       DESCRIPTION                                                                 VALUE ($)
------------------------------------------------------------------------------------------------------------
                  JAPAN -- CONTINUED
        154,400   Fuji Photo Film Co Ltd                                                         4,854,100
        189,000   Fukuyama Transporting Co Ltd                                                     887,319
      1,408,000   Furukawa Electric Co Ltd *                                                     5,699,568
        141,000   Gunze Ltd                                                                        666,142
         31,000   Hitachi Kokusai Electric Inc                                                     208,422
      3,047,000   Hitachi Ltd                                                                   19,187,524
        280,500   Hokkaido Electric Power                                                        5,105,756
        262,000   Honda Motor Co Ltd                                                            13,056,063
        192,000   House Foods Corp                                                               2,570,794
      1,693,000   Isuzu Motors Ltd *(a)                                                          3,987,838
      1,777,000   Itochu Corp *                                                                  7,348,493
        323,000   Itoham Foods Inc                                                               1,552,401
         35,000   Japan Airport Terminal Co Ltd                                                    347,110
        166,000   Japan Securities Finance Co                                                      892,884
      2,183,000   Kajima Corp (a)                                                                7,561,564
        807,000   Kamigumi Co Ltd                                                                6,102,230
        341,000   Kandenko Co                                                                    1,793,484
         71,000   Kaneka Corp                                                                      676,465
        481,100   Kansai Electric Power Co Inc                                                   8,830,961
        779,000   Kao Corp                                                                      19,167,065
      3,639,000   Kawasaki Heavy Industries Ltd (a)                                              5,515,102
         90,000   Kikkoman Corp                                                                    790,747
        190,000   Kinden Corp                                                                    1,179,624
        731,000   Kirin Brewery Co Ltd                                                           6,599,758
        146,000   Kissei Pharmaceutical Co Ltd (a)                                               2,788,134
      2,368,000   Kobe Steel Ltd (a)                                                             3,424,271
        131,500   Konami Corp (a)                                                                2,947,361
        422,000   Kubota Corp                                                                    2,121,413
        141,800   Kyocera Corp                                                                  10,406,430
        254,900   Kyushu Electric Power Co Inc                                                   4,863,886
        100,000   Leopalace21 Corp (a)                                                           1,956,546
        465,000   Maeda Corp                                                                     2,028,093
        159,000   Maeda Road Construction (a)                                                    1,096,316
        191,000   Makita Corp (a)                                                                2,815,260
      2,772,000   Marubeni Corp                                                                  6,623,899
         92,000   Maruichi Steel Tube (a)                                                        1,614,851

                 See accompanying notes to financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES       DESCRIPTION                                                                 VALUE ($)
------------------------------------------------------------------------------------------------------------
                  JAPAN -- CONTINUED
        159,000   Matsushita Electric Works                                                      1,289,099
      2,138,000   Mazda Motor Corp (a)                                                           6,938,721
        694,000   Mitsubishi Electric Corp                                                       3,362,831
      2,577,000   Mitsubishi Materials Corp (a)                                                  5,479,604
            629   Mitsubishi Tokyo Finance Group Inc                                             5,680,167
        388,000   Mitsui Mining & Smelting Co Ltd                                                1,582,699
        163,000   Mitsui Sumitomo Insurance Co Ltd                                               1,448,988
          2,866   Mizuho Financial Group Inc                                                    11,636,474
        152,000   Nagase & Co                                                                    1,200,406
        138,000   Nippo Corp                                                                       812,341
        819,000   Nippon Express Co Ltd                                                          4,213,744
      1,230,000   Nippon Light Metal (a)                                                         2,762,847
        157,000   Nippon Meat Packers Inc                                                        1,864,172
      1,504,500   Nippon Mining Holdings Inc                                                     6,937,697
        541,000   Nippon Shinpan Co *                                                            1,806,987
        209,000   Nippon Suisan Kaisha Ltd                                                         579,266
              1   Nippon Unipac Holding                                                              1,912
        807,000   Nishimatsu Construction (a)                                                    2,568,076
        218,000   Nisshin Oillio Group Ltd (a)                                                     959,354
        396,000   Nisshin Steel Co Ltd                                                             845,850
        386,000   Nisshinbo Industries Inc                                                       2,735,173
        189,800   Nissin Food Products                                                           4,816,226
      1,140,000   Obayashi Corp                                                                  5,594,233
        169,600   Ono Pharmaceutical Co Ltd                                                      7,558,126
         75,000   Onward Kashiyama Co Ltd                                                        1,054,101
         82,400   ORIX Corp                                                                      8,467,152
      2,707,000   Osaka Gas Co Ltd                                                               7,487,205
         10,000   PanaHome Corp                                                                     55,212
        227,250   Promise Co                                                                    14,454,620
         81,000   Royal Co Ltd                                                                     959,025
        116,000   Ryosan Co                                                                      2,649,163
        659,000   Sankyo Co Ltd                                                                 13,820,659
        399,000   Seino Transportation Co Ltd                                                    3,771,141
        441,000   Sekisui Chemical Co Ltd                                                        3,326,698
      1,316,000   Shimizu Corp                                                                   5,825,084
        313,000   Sompo Japan Insurance Inc                                                      2,934,754

                 See accompanying notes to financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES       DESCRIPTION                                                                 VALUE ($)
------------------------------------------------------------------------------------------------------------
                  JAPAN -- CONTINUED
        107,200   Sony Corp                                                                      3,714,516
        395,000   Sumitomo Chemical Co Ltd                                                       1,770,075
        178,000   Sumitomo Forestry Co Ltd                                                       1,786,051
      1,491,000   Taiheiyo Cement Corp                                                           3,553,313
      1,881,000   Taisei Corp                                                                    6,461,139
        530,000   Taisho Pharmaceutical Co Ltd                                                  10,123,233
      1,801,600   Takeda Pharmaceutical Co Ltd                                                  81,450,629
        149,550   Takefuji Corp (a)                                                             10,458,896
        227,400   Terumo Corp                                                                    5,118,176
          9,000   Toagosei Co Ltd                                                                   23,653
        507,200   Tohoku Electric Power Co Inc                                                   8,661,955
        782,500   Tokyo Electric Power Co Inc                                                   18,054,722
        762,000   TonenGeneral Sekiyu KK                                                         6,355,923
        663,000   Toppan Printing Co Ltd                                                         6,871,944
        355,000   Toshiba TEC Corp                                                               1,524,296
         34,000   Toyo Ink Manufacturing Co Ltd                                                    122,408
        232,000   Toyo Seikan Kaisha Ltd                                                         3,922,025
      1,289,100   Toyota Motor Corp                                                             50,888,255
        248,000   Wacoal Corp                                                                    2,441,820
        255,000   Yamato Transport Co Ltd                                                        3,887,105
        156,000   Yamazaki Baking Co Ltd                                                         1,404,105
                                                                                           ---------------
                                                                                               654,169,647
                                                                                           ---------------

                  MALAYSIA -- 0.0%
        751,000   Promet Berhad *(b) (c)                                                             1,976
        234,000   Saship Holdings *(b) (c)                                                             616
                                                                                           ---------------
                                                                                                     2,592
                                                                                           ---------------

                  NETHERLANDS -- 7.3%
      2,934,562   ABN Amro Holdings NV                                                          62,491,774
      1,108,663   Aegon NV                                                                      11,875,211
        231,833   Akzo Nobel NV                                                                  7,821,850
        102,164   Corio NV                                                                       4,482,198
         45,626   DSM NV                                                                         2,224,841
         13,510   Gamma Holdings NV                                                                508,855
      3,428,161   ING Groep NV                                                                  83,966,899

                 See accompanying notes to financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES       DESCRIPTION                                                                 VALUE ($)
------------------------------------------------------------------------------------------------------------
                  NETHERLANDS -- CONTINUED
        590,135   Koninklijke Ahold NV *                                                         3,662,264
        278,214   Koninklijke Wessanen NV                                                        3,911,060
        287,653   OCE NV                                                                         4,390,749
        274,878   Philips Electronics NV                                                         6,375,420
         72,894   Royal Numico NV *                                                              2,296,052
         46,605   Wereldhave NV                                                                  3,977,636
                                                                                           ---------------
                                                                                               197,984,809
                                                                                           ---------------

                  NORWAY -- 3.1%
        175,517   Aker Kvaerner ASA *(a)                                                         2,485,493
      2,217,569   DNB Holdings Class A                                                          16,893,965
         37,560   Elkem ASA Class A (a)                                                          1,220,800
        148,828   Fred Olsen Energy *(a)                                                         1,284,774
         46,500   Frontline Ltd                                                                  1,739,707
        351,917   Norsk Hydro ASA                                                               21,963,656
        205,614   Norske Skogindustrier ASA Class A (a)                                          3,429,371
        375,054   Orkla ASA (a)                                                                  9,481,979
         75,750   Smedvig ASA Class A                                                              893,451
      1,360,133   Statoil ASA                                                                   17,363,481
        196,200   Storebrand                                                                     1,315,391
        683,000   Telenor ASA                                                                    4,947,721
                                                                                           ---------------
                                                                                                83,019,789
                                                                                           ---------------

                  SINGAPORE -- 1.9%
      6,263,249   ComfortDelgro Corp Ltd                                                         4,605,863
        784,000   DBS Group Holdings Ltd                                                         7,164,298
        549,000   Fraser & Neave Ltd                                                             4,501,483
        525,193   Haw Par Corp Ltd                                                               1,534,866
        741,104   Hotel Properties Ltd                                                             442,165
        533,000   Keppel Corp Ltd                                                                2,217,407
        734,000   Oversea-Chinese Banking Corp                                                   5,713,794
      1,324,000   SembCorp Industries Ltd                                                        1,016,089
        179,000   Singapore Land Ltd                                                               454,564
      1,005,000   Singapore Press Holdings Ltd                                                   2,541,184
     14,270,000   Singapore Telecom Ltd *                                                       19,101,942

                 See accompanying notes to financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES       DESCRIPTION                                                                 VALUE ($)
------------------------------------------------------------------------------------------------------------
                  SINGAPORE -- CONTINUED
      1,946,201   Straits Trading Co Ltd                                                         2,456,660
      1,240,960   United Industrial Corp Ltd                                                       664,159
                                                                                           ---------------
                                                                                                52,414,474
                                                                                           ---------------

                  SPAIN -- 2.5%
        127,714   Altadis SA                                                                     3,982,384
        221,719   Banco Bilbao Vizcaya Argentaria SA                                             2,963,144
        628,078   Banco Santander Central Hispano SA                                             6,176,039
        956,752   Endesa SA                                                                     17,748,190
        529,601   Iberdrola SA                                                                  10,822,797
      1,109,416   Repsol YPF SA                                                                 22,992,643
        253,268   Sacyr Vallehermoso SA                                                          3,465,513
                                                                                           ---------------
                                                                                                68,150,710
                                                                                           ---------------

                  SWEDEN -- 2.4%
        200,000   Electrolux AB                                                                  3,668,962
        122,600   Getinge AB                                                                     1,363,873
        208,800   Holmen AB Class B                                                              5,978,248
      4,325,800   Nordea AB                                                                     33,240,913
         41,317   SAS AB *(a)                                                                      320,427
        173,400   Skandinaviska Enskilda Banken Class A                                          2,447,059
        363,500   Skanska AB Class B                                                             3,278,830
        159,700   Svenska Handelsbanken Class A                                                  3,073,957
      1,097,000   Swedish Match AB                                                              11,130,926
                                                                                           ---------------
                                                                                                64,503,195
                                                                                           ---------------

                  SWITZERLAND -- 3.5%
          4,137   Banque Cantonale Vaudoise                                                        471,302
        196,930   Credit Suisse Group *                                                          6,156,227
         34,048   Micronas Semiconductor Holding AG (Registered) *                               1,318,876
         16,293   Nestle SA (Registered)                                                         3,856,098
          1,282   Pargesa Holdings SA (Bearer)                                                   3,487,381
        351,238   Roche Holding AG (Non Voting)                                                 34,110,374
          2,632   Sika AG (Bearer) *                                                             1,422,014
         87,584   Swisscom AG (Registered)                                                      28,970,609
         66,898   UBS AG (Registered)                                                            4,503,704

                 See accompanying notes to financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES       DESCRIPTION                                                                    VALUE ($)
------------------------------------------------------------------------------------------------------------
                  SWITZERLAND -- CONTINUED
         11,335   Valora Holding AG                                                              2,479,913
         61,252   Zurich Financial Services AG *                                                 8,573,845
                                                                                           ---------------
                                                                                                95,350,343
                                                                                           ---------------

                  UNITED KINGDOM -- 18.9%
        288,836   Alliance & Leicester Plc                                                       4,677,557
        518,878   Allied Domecq Plc                                                              4,160,976
        159,575   AstraZeneca Plc                                                                7,355,989
      2,872,204   Aviva Plc                                                                     27,560,002
     15,538,928   AWG Plc (Redeemable Shares) *                                                     27,115
      1,720,576   Barclays Plc                                                                  15,923,412
      1,164,796   Barratt Developments Plc                                                      12,415,303
        442,236   BBA Group Plc                                                                  2,077,924
        237,950   Berkeley Group Plc                                                             5,212,617
      1,351,598   Boots Group Plc                                                               16,518,834
      4,345,876   BP Plc                                                                        38,616,297
        190,953   British American Tobacco Plc                                                   2,883,395
        229,372   British Energy Plc *                                                              88,385
        511,082   British Energy Plc (Deferred Shares) *(c)                                             --
      3,192,477   BT Group Plc                                                                  10,514,479
      1,686,328   Centrica Plc                                                                   7,480,906
         92,203   Cobham Group Plc                                                               2,256,543
        406,887   Diageo Plc                                                                     5,016,333
      5,121,670   Dixons Group Plc (New Shares)                                                 14,570,432
          2,941   Friends Provident Plc                                                              7,104
      2,404,728   GlaxoSmithKline Plc                                                           49,034,180
        349,933   Great Portland Estates Plc                                                     1,731,410
      1,089,158   HBOS Plc                                                                      13,354,475
        934,439   Hilton Group Plc                                                               4,402,058
        290,796   HMV Group Plc                                                                  1,173,375
        326,414   HSBC Holdings Plc                                                              5,082,590
        469,860   IMI Plc                                                                        2,984,003
        748,397   Imperial Tobacco Group Plc                                                    16,543,823
        106,071   Inchcape Plc                                                                   3,166,961
      1,207,108   J Sainsbury Plc                                                                5,671,160
        407,038   Kelda Group Plc                                                                3,870,113

                 See accompanying notes to financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES       DESCRIPTION                                                                    VALUE ($)
------------------------------------------------------------------------------------------------------------
                  UNITED KINGDOM -- CONTINUED
        428,706   Land Securities Group Plc                                                      8,883,845
     10,123,926   Lloyds TSB Group Plc                                                          76,140,734
      1,397,404   National Grid Transco Plc                                                     11,709,057
        504,521   Next Plc                                                                      13,546,776
      2,232,016   Northern Foods Plc                                                             6,260,231
        129,172   Pennon Group Plc                                                               1,903,027
        461,558   Persimmon Plc                                                                  5,573,023
        474,960   Provident Financial Plc                                                        5,092,142
        321,588   RMC Group Plc                                                                  3,693,971
        363,277   SABMiller Plc                                                                  4,524,430
        496,939   Scottish & Newcastle Plc                                                       3,557,547
      1,285,340   Scottish & Southern Energy Plc                                                17,090,856
        898,138   Scottish Power Plc                                                             6,515,655
        256,287   Severn Trent Plc                                                               4,002,399
        708,562   Smith (WH) Group Plc                                                           3,898,061
      1,107,565   Somerfield Plc                                                                 2,816,533
        281,474   Spirent Plc *                                                                    271,661
        709,842   Tate & Lyle Plc                                                                4,592,368
      1,653,669   Taylor Woodrow Plc                                                             8,163,037
      3,156,013   Tesco Plc                                                                     15,144,757
      3,439,241   THUS Group Plc *                                                                 931,147
        690,821   Whitbread Plc                                                                 10,161,490
      1,211,664   Wimpey (George)                                                                9,186,878
        218,916   Wolseley Plc                                                                   3,359,866
                                                                                           ---------------
                                                                                               511,397,242
                                                                                           ---------------

                  TOTAL COMMON STOCKS (COST $2,241,934,162)                                  2,552,204,927
                                                                                           ---------------

                  PREFERRED STOCKS -- 0.7%

                  GERMANY -- 0.6%
         10,945   Porsche AG (Non Voting) 0.83%                                                  6,668,569
         74,754   RWE AG 4.35%                                                                   3,105,467
          9,000   Villeroy & Boch AG (Non Voting) 5.78%                                             94,112
        283,021   Volkswagen AG 5.30%                                                            7,511,367
                                                                                           ---------------
                                                                                                17,379,515
                                                                                           ---------------

                 See accompanying notes to financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

 SHARES/UNITS/
 PAR VALUE ($)    DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------
                  ITALY -- 0.1%
        102,079   Fiat SPA 4.95%                                                                   482,096
        159,329   IFI Istituto Finanziario Industries 4.82%                                      1,570,825
                                                                                          ----------------
                                                                                                 2,052,921
                                                                                          ----------------

                  TOTAL PREFERRED STOCKS (COST $22,779,936)                                     19,432,436
                                                                                          ----------------

                  RIGHTS AND WARRANTS -- 0.0%

                  SPAIN -- 0.0%
        253,268   Sacyr Vallehermoso SA Rights, Expires 9/9/04 *                                    86,183
                                                                                          ----------------

                  TOTAL RIGHTS AND WARRANTS (COST $70,175)                                          86,183
                                                                                          ----------------

                  SHORT-TERM INVESTMENTS -- 9.0%

                  CASH EQUIVALENTS -- 8.0%
     97,300,000   Dresdner GC Time Deposit, 1.57%, due 09/01/04                                 97,300,000
    120,598,066   The Boston Global Investment Trust (d)                                       120,598,066
                                                                                          ----------------
                                                                                               217,898,066
                                                                                          ----------------

                  U.S. GOVERNMENT -- 1.0%
     26,450,000   U.S. Treasury Bill, 0.96%, due 9/23/04 (e) (f)                                26,434,130
                                                                                          ----------------

                  TOTAL SHORT-TERM INVESTMENTS (COST $244,332,196)                             244,332,196
                                                                                          ----------------

                  TOTAL INVESTMENTS -- 104.1%
                  (Cost $2,509,116,469)                                                      2,816,055,742

                  Other Assets and Liabilities (net) -- (4.1%)                                (111,640,912)
                                                                                          ----------------

                  TOTAL NET ASSETS -- 100.0%                                              $  2,704,414,830
                                                                                          ================

                 See accompanying notes to financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

               NOTES TO SCHEDULE OF INVESTMENTS:

               ADR - American Depositary Receipt

               *   Non-income producing security.
               (a) All or a portion of this security is out on loan (Note 2).
               (b) Bankrupt issuer.
               (c) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 2).
               (d) Investment of security lending collateral (Note 2).
               (e) All or a portion of this security is held as collateral for open futures contracts (Note 2).
               (f) Rate shown represents yield to maturity.

               CURRENCY ABBREVIATIONS:

               AUD - Australian Dollar          HKD - Hong Kong Dollar
               CAD - Canadian Dollar            JPY - Japanese Yen
               CHF - Swiss Franc                NOK - Norwegian Krone
               DKK - Danish Krone               NZD - New Zealand Dollar
               EUR - Euro                       SEK - Swedish Krona
               GBP - British Pound              SGD - Singapore Dollar

     At August 31, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                          GROSS UNREALIZED         GROSS UNREALIZED          NET UNREALIZED
     AGGREGATE COST         APPRECIATION            DEPRECIATION              APPRECIATION
     ---------------     -------------------      -------------------       -----------------
     $ 2,515,485,482       $ 364,392,602            $ (63,822,342)           $ 300,570,260

     At February 29, 2004, GMO International Intrinsic Value Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Internal Revenue Code of $27,842,613 and $95,091,208 expiring in 2010 and 2011, respectively. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Internal Revenue Code related to share ownership activity.

                 See accompanying notes to financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     A summary of outstanding financial instruments at August 31, 2004 is as follows:

FORWARD CURRENCY CONTRACTS

                                                                                      NET UNREALIZED
 SETTLEMENT                                                                            APPRECIATION
   DATE          DELIVER/RECEIVE         UNITS OF CURRENCY           VALUE            (DEPRECIATION)
-----------      ---------------         -----------------       -------------      ------------------
   Buys

 11/26/04            CAD                       16,577,079        $  12,566,066      $         (100,421)
 11/26/04            CHF                       73,173,915           57,868,094                 209,688
 11/26/04            DKK                       19,892,306            3,247,070                  23,994
 11/26/04            GBP                       10,400,701           18,575,677                (259,971)
 11/26/04            JPY                   10,403,686,867           95,199,424                 (25,093)
 11/26/04            NOK                      198,722,828           28,757,031                (158,364)
 11/26/04            NZD                          820,727              532,731                   2,779
 11/26/04            SEK                      633,456,444           84,247,806                 757,775
 11/26/04            SGD                       47,776,510           27,931,993                 (11,983)
                                                                                    ------------------
                                                                                    $          438,404
                                                                                    ==================

  Sales

 11/26/04            AUD                       39,781,494        $  27,853,046      $           47,960
 11/26/04            EUR                      137,007,911          166,373,159                (825,130)
 11/26/04            GBP                       22,136,525           39,535,888                (169,751)
 11/26/04            HKD                       89,576,848           11,510,294                   2,515
                                                                                    ------------------
                                                                                    $         (944,406)
                                                                                    ==================

                 See accompanying notes to financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

 FUTURES CONTRACTS

                                                                          NET UNREALIZED
 NUMBER OF                                                                 APPRECIATION
 CONTRACTS        TYPE           EXPIRATION DATE    CONTRACT VALUE        (DEPRECIATION)
-----------  ---------------    -----------------  ---------------       ----------------
   Buys

     454          DAX             September 2004      $ 52,346,920       $     (2,346,097)
     654        FTSE 100          September 2004        52,637,205                536,449
      11       Hang Seng          September 2004           903,839                    268
      13        IBEX 35           September 2004         1,245,822                 21,562
       5         MIB 30           September 2004           823,943                (30,389)
   1,021          MSCI            September 2004        27,628,918                 20,680
      21          OMX             September 2004           191,789                   (131)
     473       TSE TOPIX          September 2004        48,702,902               (967,106)
                                                                         ----------------
                                                                         $     (2,764,764)
                                                                         ================

   Sales

     489     S&P Toronto 60       September 2004      $ 34,492,759       $       (430,318)
   1,123        SPI 200           September 2004        70,300,022             (1,345,449)
                                                                         ----------------
                                                                         $     (1,775,767)
                                                                         ================

At August 31, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

                 See accompanying notes to financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- INDUSTRY SECTOR SUMMARY
(SHOWING PERCENTAGE OF EQUITY INVESTMENTS)
AUGUST 31, 2004 (UNAUDITED)

At August 31, 2004, industry sector diversification of the Fund's equity investments was as follows:

      INDUSTRY SECTOR

      Financials                                              29.6%
      Consumer Discretionary                                  12.3
      Energy                                                  11.1
      Health Care                                             10.8
      Utilities                                               10.5
      Consumer Staples                                         7.8
      Industrials                                              6.8
      Materials                                                4.8
      Telecommunication Services                               3.4
      Information Technology                                   2.9
                                                          --------
                                                             100.0%
                                                          ========

                 See accompanying notes to financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES --  AUGUST 31, 2004 (UNAUDITED)

ASSETS:
  Investments, at value, including securities on loan of $113,815,688
  (cost $2,509,116,469) (Note 2)                                             $  2,816,055,742
  Cash                                                                                 17,011
  Foreign currency, at value (cost $3,052,440) (Note 2)                             3,005,070
  Receivable for Fund shares sold                                                   3,439,224
  Dividends and interest receivable                                                 8,030,820
  Foreign taxes receivable                                                          1,403,891
  Receivable for open forward foreign currency contracts
  (Note 2)                                                                          1,044,711
  Receivable for expenses reimbursed by Manager (Note 3)                              159,371
                                                                             ----------------

    Total assets                                                                2,833,155,840
                                                                             ----------------

LIABILITIES:
  Payable upon return of securities loaned (Note 2)                               120,598,066
  Payable for Fund shares repurchased                                               3,669,883
  Payable to affiliate for (Note 3):
    Management fee                                                                  1,212,189
    Shareholder service fee                                                           274,949
    Administration fee - Class M                                                        1,745
    Trustees fee                                                                        4,849
  Payable for 12b-1 fee - Class M                                                       4,304
  Payable for open forward foreign currency contracts (Note 2)                      1,550,713
  Payable for variation margin on open futures contracts (Note 2)                   1,136,578
  Accrued expenses                                                                    287,734
                                                                             ----------------

    Total liabilities                                                             128,741,010
                                                                             ----------------
NET ASSETS                                                                   $  2,704,414,830
                                                                             ================

NET ASSETS CONSIST OF:
  Paid-in capital                                                            $  2,397,333,058
  Accumulated undistributed net investment income                                  39,549,830
  Accumulated net realized loss                                                   (34,253,341)
  Net unrealized appreciation                                                     301,785,283
                                                                             ----------------
                                                                             $  2,704,414,830
                                                                             ================

                 See accompanying notes to financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2004 (UNAUDITED) --
(CONTINUED)

NET ASSETS ATTRIBUTABLE TO:
  Class II shares                                              $    126,319,241
                                                               ================
  Class III shares                                             $  1,190,824,216
                                                               ================
  Class IV shares                                              $  1,376,656,829
                                                               ================
  Class M shares                                               $     10,614,544
                                                               ================

SHARES OUTSTANDING:
  Class II                                                            5,156,069
                                                               ================
  Class III                                                          48,310,785
                                                               ======-=========
  Class IV                                                           55,859,403
                                                               ================
  Class M                                                               434,287
                                                               ================

NET ASSET VALUE PER SHARE:
  Class II                                                     $          24.50
                                                               ================
  Class III                                                    $          24.65
                                                               ================
  Class IV                                                     $          24.65
                                                               ================
  Class M                                                      $          24.44
                                                               ================

                 See accompanying notes to financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
  Dividends (net of withholding taxes of $6,845,720)                       $       57,651,205
  Interest (including securities lending income of $455,330)                        1,230,585
                                                                           ------------------

      Total income                                                                 58,881,790
                                                                           ------------------

EXPENSES:
  Management fee (Note 3)                                                           6,905,463
  Shareholder service fee (Note 3) - Class II                                         122,161
  Shareholder service fee (Note 3) - Class III                                        986,420
  Shareholder service fee (Note 3) - Class IV                                         504,980
  12b-1 fee (Note 3) - Class M                                                         11,400
  Administration fee (Note 3)  - Class M                                                9,120
  Custodian fees                                                                      760,012
  Transfer agent fees                                                                  35,328
  Audit and tax fees                                                                   33,304
  Legal fees                                                                           32,936
  Trustees fees and related expenses (Note 3)                                          16,940
  Registration fees                                                                    12,328
  Miscellaneous                                                                        12,235
                                                                           ------------------
      Total expenses                                                                9,442,627
  Fees and expenses reimbursed by Manager (Note 3)                                   (886,143)
                                                                           ------------------
      Net expenses                                                                  8,556,484
                                                                           ------------------

        Net investment income                                                      50,325,306
                                                                           ------------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
      Investments                                                                  99,397,512
      Closed futures contracts                                                     (4,162,902)
      Foreign currency, forward contracts and foreign currency related
        transactions                                                                1,313,859
                                                                           ------------------

        Net realized gain                                                         96,548,469
                                                                           ------------------

  Change in net unrealized appreciation (depreciation) on:
      Investments                                                                 (97,563,586)
      Open futures contracts                                                      (1,158,290)
      Foreign currency, forward contracts and foreign currency
        related transactions                                                       (2,545,919)
                                                                           ------------------

        Net unrealized loss                                                      (101,267,795)
                                                                           ------------------

      Net realized and unrealized loss                                             (4,719,326)
                                                                           ------------------

                 See accompanying notes to financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $       45,605,980
                                                                           ==================

                 See accompanying notes to financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                            SIX MONTHS ENDED
                                                                             AUGUST 31, 2004          YEAR ENDED
                                                                              (UNAUDITED)          FEBRUARY 29, 2004
                                                                           ------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                                    $       50,325,306    $        37,409,759
  Net realized gain                                                                96,548,469             88,446,923
  Change in net unrealized appreciation (depreciation)                           (101,267,795)           618,613,895
                                                                           ------------------    -------------------
  Net increase in net assets from operations                                       45,605,980            744,470,577
                                                                           ------------------    -------------------

Distributions to shareholders from:
  Net investment income
     Class II                                                                        (558,753)            (3,414,476)
     Class III                                                                     (6,454,685)           (35,741,088)
     Class IV                                                                      (6,268,381)           (16,179,208)
     Class M                                                                          (47,969)              (139,753)
                                                                           ------------------    -------------------
      Total distributions from net investment income                              (13,329,788)           (55,474,525)
                                                                           ------------------    -------------------

  Net share transactions (Note 6):
     Class II                                                                      39,796,821            (24,037,904)
     Class III                                                                   (171,403,978)            57,218,553
     Class IV                                                                     493,123,729            330,657,748
     Class M                                                                        3,126,547              6,527,842
                                                                           ------------------    -------------------
  Increase in net assets resulting from net share transactions                    364,643,119            370,366,239
                                                                           ------------------    -------------------

     Total increase in net assets                                                 396,919,311          1,059,362,291

NET ASSETS:
  Beginning of period                                                           2,307,495,519          1,248,133,228
                                                                           ------------------    -------------------
  End of period (including accumulated undistributed
   net investment income of $39,549,830 and
   $2,554,312, respectively)                                               $    2,704,414,830    $     2,307,495,519
                                                                           ==================    ===================

                 See accompanying notes to financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS II SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 SIX MONTHS ENDED                       YEAR ENDED FEBRUARY 28/29,
                                                  AUGUST 31, 2004        ---------------------------------------------------------
                                                    (UNAUDITED)             2004        2003        2002       2001         2000
                                                 ----------------        ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, BEGINNING OF PERIOD             $          24.18        $   16.04   $   17.41   $   20.30   $   20.85   $   20.33
                                                 ----------------        ---------   ---------   ---------   ---------   ---------
Income from investment operations:
   Net investment income +                                   0.47             0.44        0.37        0.28        0.40        0.41
   Net realized and unrealized gain (loss)                  (0.03)            8.31       (1.05)      (2.44)       1.11        1.33
                                                 ----------------        ---------   ---------   ---------   ---------   ---------

      Total from investment operations                       0.44             8.75       (0.68)      (2.16)       1.51        1.74
                                                 ----------------        ---------   ---------   ---------   ---------   ---------

Less distributions to shareholders:
   From net investment income                               (0.12)           (0.61)      (0.69)      (0.73)      (0.22)      (0.56)
   From net realized gains                                     --               --          --          --       (1.84)      (0.66)
                                                 ----------------        ---------   ---------   ---------   ---------   ---------

      Total distributions                                   (0.12)           (0.61)      (0.69)      (0.73)      (2.06)      (1.22)
                                                 ----------------        ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                   $          24.50        $   24.18   $   16.04   $   17.41   $   20.30   $   20.85
                                                 ================        =========   =========   =========   =========   =========
TOTAL RETURN (a)                                             1.82%**         54.99%      (4.11)%    (10.71)%      7.25%       8.09%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)             $        126,319        $  85,625   $  67,896   $  42,495   $  15,284   $  21,162
   Net expenses to average daily net assets                  0.76%*           0.76%       0.76%       0.76%       0.76%       0.76%
   Net investment income to average daily net
     assets                                                  1.93%(b)**       2.15%       2.06%       1.56%       1.88%       1.84%
   Portfolio turnover rate                                     27%**            44%         51%         51%         31%         53%
   Fees and expenses reimbursed by the Manager
     to average daily net assets:                            0.07%*           0.09%       0.10%       0.10%       0.08%       0.09%

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b) The ratio for the six months ended August 31, 2004, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.
+   Computed using average shares outstanding throughout the period.
*   Annualized.
**  Not annualized.

                 See accompanying notes to financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS ENDED                          YEAR ENDED FEBRUARY 28/29,
                                             AUGUST 31, 2004       ----------------------------------------------------------------
                                              (UNAUDITED)              2004         2003         2002          2001         2000
                                            ----------------       -----------   ---------   -----------   -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD        $          24.32       $     16.13   $   17.50   $     20.37   $     20.91  $     20.38
                                            ----------------       -----------   ---------   -----------   -----------  -----------
Income from investment operations:
   Net investment income +                              0.49              0.45        0.40          0.44          0.44         0.47
   Net realized and unrealized gain (loss)             (0.03)             8.36       (1.08)        (2.59)         1.09         1.28
                                            ----------------       -----------   ---------   -----------   -----------  -----------

      Total from investment operations                  0.46              8.81       (0.68)        (2.15)         1.53         1.75
                                            ----------------       -----------   ---------   -----------   -----------  -----------

Less distributions to shareholders:
   From net investment income                          (0.13)            (0.62)      (0.69)        (0.72)        (0.23)       (0.56)
   From net realized gains                                --                --          --            --         (1.84)       (0.66)
                                            ----------------       -----------     -------   -----------   -----------  -----------

      Total distributions                              (0.13)            (0.62)      (0.69)        (0.72)        (2.07)       (1.22)
                                            ----------------       -----------   ---------   -----------   -----------  -----------
NET ASSET VALUE, END OF PERIOD              $          24.65       $     24.32   $   16.13   $     17.50   $     20.37  $     20.91
                                            ================       ===========   =========   ===========   ===========  ===========
TOTAL RETURN(a)                                         1.86%**          55.05%      (4.05)%      (10.60)%        7.32%        8.20%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)        $      1,190,824       $ 1,350,850   $ 845,997   $ 1,053,104   $ 1,280,603  $ 1,799,929
   Net expenses to average daily net
    assets                                              0.69%*            0.69%       0.69%         0.69%         0.69%        0.69%
   Net investment income to average daily
    net assets                                          2.01%(b)**        2.22%       2.26%         2.37%         2.07%        2.09%
   Portfolio turnover rate                                27%**             44%         51%           51%           31%          53%
   Fees and expenses reimbursed by the
    Manager to average daily net assets:                0.07%*            0.09%       0.10%         0.10%         0.08%        0.09%

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b) The ratio for the six months ended August 31, 2004, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.
+   Computed using average shares outstanding throughout the period.
*   Annualized.
**  Not annualized.

                 See accompanying notes to financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          SIX MONTHS ENDED                            YEAR ENDED FEBRUARY 28/29,
                                           AUGUST 31, 2004          -------------------------------------------------------------
                                             (UNAUDITED)               2004         2003         2002         2001         2000
                                          ----------------          ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD      $          24.31          $   16.12    $   17.50    $   20.37    $   20.90    $   20.37
                                          ----------------          ---------    ---------    ---------    ---------    ---------
Income from investment operations:
   Net investment income +                            0.48               0.43         0.38         0.36         0.50         0.55
   Net realized and unrealized gain
    (loss)                                           (0.01)              8.39        (1.05)       (2.49)        1.05         1.21
                                          ----------------          ---------    ---------    ---------    ---------    ---------

      Total from investment operations                0.47               8.82        (0.67)       (2.13)        1.55         1.76
                                          ----------------          ---------    ---------    ---------    ---------    ---------
Less distributions to shareholders:
   From net investment income                        (0.13)             (0.63)       (0.71)       (0.74)       (0.24)       (0.57)
   From net realized gains                              --                 --           --           --        (1.84)       (0.66)
                                          ----------------          ---------    ---------    ---------    ---------    ---------

      Total distributions                            (0.13)             (0.63)       (0.71)       (0.74)       (2.08)       (1.23)
                                          ----------------          ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD            $          24.65          $   24.31    $   16.12    $   17.50    $   20.37    $   20.90
                                          ================          =========    =========    =========    =========    =========
TOTAL RETURN (a)                                      1.92%**           55.15%       (4.02)%     (10.52)%       7.45%        8.18%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)      $      1,376,657          $ 863,612    $ 334,240    $ 248,579    $ 155,558    $ 291,894
   Net expenses to average
     daily net assets                                 0.63%*             0.63%        0.63%        0.63%        0.63%        0.63%
   Net investment income to
     average daily net assets                         1.96%(b)**         2.08%        2.13%        1.97%        2.34%        2.47%
   Portfolio turnover rate                              27%**              44%          51%          51%          31%          53%
   Fees and expenses reimbursed by the
     Manager to average daily net assets:             0.07%*             0.09%        0.10%        0.10%        0.08%        0.09%

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b) The ratio for the six months ended August 31, 2004, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.
+   Computed using average shares outstanding throughout the period.
*   Annualized.
**  Not annualized.

                 See accompanying notes to financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS M SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            PERIOD FROM
                                                                          OCTOBER 2, 2003
                                              SIX MONTHS ENDED             (COMMENCEMENT
                                               AUGUST 31, 2004        OF OPERATIONS) THROUGH
                                                (UNAUDITED)               FEBRUARY 29, 2004
                                              ----------------        -----------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $          24.15             $       20.92
                                              ----------------             -------------

Income from investment operations:
  Net investment income +                                 0.43                      0.01
  Net realized and unrealized gain (loss)                (0.02)                     3.73
                                              ----------------             -------------

     Total from investment operations                     0.41                      3.74
                                              ----------------             -------------

Less distributions to shareholders:
     From net investment income                          (0.12)                    (0.51)
                                              ----------------             -------------

     Total distributions                                 (0.12)                    (0.51)
                                              ----------------             -------------
NET ASSET VALUE, END OF PERIOD                $          24.44             $       24.15
                                              ================             =============
TOTAL RETURN (a)                                          1.69%**                  18.06%**

RATIOS/SUPPLEMENTAL DATA:

  Net assets, end of period (000's)           $         10,615             $       7,408
  Net expenses to average daily net assets                0.99%*                    0.99%*
  Net investment income to average daily
    net assets                                            1.78%(b)**                0.12%*
  Portfolio turnover rate                                   27%**                     44%
  Fees and expenses reimbursed by the
    Manager to average daily net assets:                  0.07%*                    0.09%*

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b) The ratio for the six months ended August 31, 2004, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.
+   Computed using average shares outstanding throughout the period.
*   Annualized.
**  Not annualized.

                 See accompanying notes to financial statements.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (UNAUDITED)

1.   ORGANIZATION

     GMO International Intrinsic Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in equity securities of non-U.S. issuers. The Fund's benchmark is the S&P/Citigroup Primary Market Index ("PMI") Europe, Pacific, Asia Composite ("EPAC") Value Style Index.

     Throughout the six months ended August 31, 2004, the Fund had four classes of shares outstanding: Class II, Class III, Class IV and Class M. Class M shares bear an administration fee and a 12b-1 fee while classes II, III, and IV bear a shareholder service fee (See Note 3). The principal economic difference among the classes of shares is the level of fees borne by the classes. Eligibility for and automatic conversion among the classes of shares, except Class M, is generally based on the total amount of assets invested in a particular fund or with GMO, as more fully outlined in the Trust's prospectus.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. The values of securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund's investments will be valued at "fair value", as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect its value. Because many foreign equity securities

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 2004.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See the Schedule of Investments for all open futures contracts as of August 31, 2004.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. As of August 31, 2004, there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. As of August 31, 2004, there were no open purchased option contracts.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2004, there were no open swap agreements.

     DELAYED DELIVERY COMMITMENTS
     The Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash and cash equivalents is maintained with the custodian in an amount at least equal to these commitments. As of August 31, 2004, the Fund did not hold any delayed delivery commitments.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. As of August 31, 2004, the Fund had loaned securities having a market value of $113,815,688 collateralized by cash in the amount of $120,598,066 which was invested in a short-term instrument.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     ALLOCATION OF OPERATING ACTIVITY
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class's operations.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of 0.54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of 0.22% for Class II shares, 0.15% for Class III shares and 0.09% for Class IV shares.

     Class M shares of the Fund pay GMO an administration fee monthly at the annual rate of 0.20% of average daily Class M net assets for support services provided to Class M shareholders.

     Fund Distributors, Inc. (the "Distributor") serves as the Fund's distributor. Pursuant to a Rule 12b-1 distribution plan adopted by the Fund, Class M shares of the Fund pay a fee, at the annual rate of 0.25% of average daily Class M net assets for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund. This fee may be spent by the Distributor on personal services rendered to Class M shareholders of the Fund and/or maintenance of Class M shareholder accounts.

     GMO has entered into a binding agreement effective until at least June 30, 2005 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees (Class II, Class III and Class IV only), administration fees (Class M only), 12b-1 fees (Class M only), fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.54% of average daily net assets.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2004 was $10,408. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2004, aggregated $1,073,338,255 and $652,889,031, respectively.

5.   RELATED PARTIES

     At August 31, 2004, less than 0.1% of the Fund was held by eight related parties comprised of certain GMO emloyee accounts.

     As of August 31, 2004, a significant portion of the Fund's shares was held by accounts for which the Manager has investment discretion.

6.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                 SIX MONTHS ENDED
                                                  AUGUST 31, 2004                      YEAR ENDED
                                                   (UNAUDITED)                     FEBRUARY 29, 2004
                                           ----------------------------       ----------------------------
                                             SHARES          AMOUNT             SHARES          AMOUNT
                                           ----------    --------------       ----------    --------------
     Class II:
     Shares sold                            2,104,157    $   51,814,139        4,733,483    $   96,774,891
     Shares issued to shareholders in
      reinvestment of distributions            18,005           448,145          131,364         2,890,031
     Shares repurchased                      (507,126)      (12,465,463)      (5,556,343)     (123,702,826)
                                           ----------    --------------       ----------    --------------
     Net increase (decrease)                1,615,036    $   39,796,821         (691,496)   $  (24,037,904)
                                           ==========    ==============       ==========    ==============

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

                                                SIX MONTHS ENDED
                                                 AUGUST 31, 2004                      YEAR ENDED
                                                  (UNAUDITED)                     FEBRUARY 29, 2004
                                          -----------------------------    -------------------------------
                                             SHARES          AMOUNT            SHARES           AMOUNT
                                          -----------    --------------    -------------    --------------
    Class III:
    Shares sold                             5,837,528    $  143,497,128       25,870,141    $  542,271,026
    Shares issued to shareholders in
     reinvestment of distributions            170,457         4,268,252        1,134,168        25,047,548
    Shares repurchased                    (13,237,309)     (319,169,358)     (23,919,014)     (510,100,021)
                                          -----------    --------------    -------------    --------------
    Net increase (decrease)                (7,229,324)   $ (171,403,978)       3,085,295    $   57,218,553
                                          ===========    ==============    =============    ==============

                                                SIX MONTHS ENDED
                                                  AUGUST 31, 2004                     YEAR ENDED
                                                  (UNAUDITED)                     FEBRUARY 29, 2004
                                          -----------------------------    -------------------------------
                                             SHARES          AMOUNT            SHARES           AMOUNT
                                          -----------    --------------    -------------    --------------
    Class IV:
    Shares sold                            22,951,191    $  556,046,561       15,876,366    $  351,557,271
    Shares issued to shareholders in
      reinvestment of distributions           219,986         5,506,254          730,043        16,179,208
    Shares repurchased                     (2,829,487)      (68,429,086)      (1,822,145)      (37,078,731)
                                          -----------    --------------    -------------    --------------
    Net increase                           20,341,690    $  493,123,729       14,784,264    $  330,657,748
                                          ===========    ==============    =============    ==============

                                                SIX MONTHS ENDED             PERIOD FROM OCTOBER 2, 2003
                                                 AUGUST 31, 2004             (COMMENCEMENT OF OPERATIONS)
                                                  (UNAUDITED)                     FEBRUARY 29, 2004
                                          -----------------------------    -------------------------------
                                             SHARES          AMOUNT            SHARES           AMOUNT
                                          -----------    --------------    -------------    --------------
    Class M:
    Shares sold                               158,461    $    3,869,780          386,537    $    8,370,429
    Shares issued to shareholders in
      reinvestment of distributions             1,931            47,969            6,195           139,753
    Shares repurchased                        (32,903)         (791,202)         (85,934)       (1,982,340)
                                          -----------    --------------    -------------    --------------
    Net increase                              127,489    $    3,126,547          306,798    $    6,527,842
                                          ===========    ==============    =============    ==============

7.  SUBSEQUENT EVENT

    Effective October 5, 2004, GMO Trust appointed a Chief Compliance Officer and adopted a compliance plan in accordance with Rule 38a-1 under the Investment Company Act of 1940, as amended.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

FUND EXPENSES
AUGUST 31, 2004 (UNAUDITED)

    The Fund incurs ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees, 12b-1 fees and other expenses. The following tables, assuming a $1,000 investment in a class of shares, disclose the ending account value and operating expenses incurred for the six months ended August 31, 2004, based on, (1) the classes' actual return and actual expenses, and (2) a hypothetical annualized 5% return and the classes' actual expenses:

    Class II

                                                      OPERATING
                        BEGINNING        ENDING        EXPENSE
                          VALUE          VALUE        INCURRED *
    ------------------------------------------------------------
    1) Actual          $   1,000.00   $   1,018.20   $      3.87
    2) Hypothetical        1,000.00       1,021.37          3.87

    *Expenses are calculated using the Class II annualized expense ratio for the six months ended August 31, 2004 of 0.76%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

    Class III

                                                      OPERATING
                        BEGINNING        ENDING        EXPENSE
                          VALUE          VALUE        INCURRED *
    ------------------------------------------------------------
    1) Actual          $   1,000.00   $   1,018.60   $      3.51
    2) Hypothetical        1,000.00       1,021.73          3.52

    *Expenses are calculated using the Class III annualized expense ratio for the six months ended August 31, 2004 of 0.69%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

    Class IV

                                                      OPERATING
                        BEGINNING        ENDING        EXPENSE
                          VALUE          VALUE        INCURRED *
    ------------------------------------------------------------
    1) Actual          $   1,000.00   $   1,019.20    $     3.21
    2) Hypothetical        1,000.00       1,022.03          3.21

    *Expenses are calculated using the Class IV annualized expense ratio for the six months ended August 31, 2004 of 0.63%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

GMO INTERNATIONAL INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

FUND EXPENSES -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

    Class M

                                                      OPERATING
                        BEGINNING       ENDING         EXPENSE
                          VALUE         VALUE         INCURRED *
    ------------------------------------------------------------
    1) Actual          $   1,000.00   $   1,016.90   $      5.03
    2) Hypothetical        1,000.00       1,020.21          5.04

    *Expenses are calculated using the Class M annualized expense ratio for the six months ended August 31, 2004 of 0.99%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

    You can estimate expenses incurred for the six months ended August 31, 2004 on your investment in a particular class of shares by dividing your investment value at August 31, 2004 by $1,000 and then multiplying that result by the operating expenses of the class owned as calculated above. You can also use this information to compare ongoing expenses of investing in the Fund with those of other mutual funds.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2004

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

Beginning January 29, 2005, the Fund will be filing its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission's website at www.sec.gov. When filed, the Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund's website at www.gmo.com.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- TABULAR HOLDINGS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

                                                                                      % OF
DESCRIPTION                                                                        NET ASSETS
----------------------------------------------------------------------------------------------
Automotive                                                                                 5.4%
Construction                                                                               4.6
Consumer Goods                                                                             5.9
Financial                                                                                 27.9
Food & Beverage                                                                            1.6
Health Care                                                                                9.4
Machinery                                                                                  0.5
Manufacturing                                                                              2.2
Metals & Mining                                                                            0.3
Oil & Gas                                                                                  7.0
Primary Process Industry                                                                   0.7
Retail Stores                                                                              5.9
Services                                                                                   2.4
Technology                                                                                 6.0
Transportation                                                                             0.4
Utility                                                                                   16.1
Mutual Funds                                                                               1.7
Futures                                                                                    0.0
Short-Term Investments and Other Assets and Liabilities (net)                              2.0
                                                                                  -------------
                                                                                         100.0%
                                                                                  =============

               See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

       SHARES     DESCRIPTION                                                            VALUE ($)
-----------------------------------------------------------------------------------------------------
                  COMMON STOCKS -- 96.3%

                  AUTOMOTIVE -- 5.4%
          3,800   American Axle & Manufacturing Holdings, Inc.                                128,782
          5,800   ArvinMeritor, Inc.                                                          110,780
          1,600   Cooper Tire & Rubber Co.                                                     36,224
          7,000   Dana Corp.                                                                  132,090
         12,600   Delphi Corp.                                                                115,416
          3,300   Eaton Corp.                                                                 199,155
         83,954   Ford Motor Co.                                                            1,184,591
         44,482   General Motors Corp. (a)                                                  1,837,551
          2,100   Goodyear Tire & Rubber Co. (The) *(a)                                        23,058
         16,000   Harley-Davidson, Inc.                                                       976,320
          6,700   Johnson Controls, Inc.                                                      377,210
          8,000   Lear Corp.                                                                  431,040
                                                                                      ---------------
                                                                                            5,552,217
                                                                                      ---------------

                  CONSTRUCTION -- 4.6%
         17,900   Annaly Mortgage Management, Inc. REIT                                       319,515
          1,900   Beazer Homes USA, Inc.                                                      185,535
          8,100   Centex Corp.                                                                370,737
          2,700   Crane Co.                                                                    72,900
         13,350   D.R. Horton, Inc.                                                           413,049
          3,400   Georgia-Pacific Corp.                                                       115,532
          4,400   Host Marriott Corp. REIT *                                                   58,740
          2,300   iStar Financial Inc. REIT                                                    92,552
          5,000   KB Home                                                                     343,850
          4,800   Lafarge North America, Inc.                                                 215,088
          8,500   Lennar Corp.-Class A                                                        389,300
          2,870   MDC Holdings, Inc.                                                          197,599
            200   NVR, Inc. *                                                                 100,450
          5,000   Prologis Trust REIT                                                         180,750
          2,200   Public Storage, Inc. REIT                                                   111,870
          9,000   Pulte Homes, Inc.                                                           530,550
          1,400   Regency Centers Corp. REIT                                                   64,400
          3,300   Ryland Group, Inc.                                                          290,895
          2,100   Simon Property Group, Inc. REIT                                             117,495

               See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

       SHARES     DESCRIPTION                                                            VALUE ($)
-----------------------------------------------------------------------------------------------------
                  CONSTRUCTION -- CONTINUED
          2,500   Standard-Pacific Corp.                                                      126,175
          6,600   Toll Brothers, Inc. *                                                       292,974
          1,200   Vornado Realty Trust REIT                                                    75,312
            600   York International Corp.                                                     19,536
                                                                                      ---------------
                                                                                            4,684,804
                                                                                      ---------------

                  CONSUMER GOODS -- 5.9%
         50,400   Altria Group, Inc.                                                        2,467,080
          3,700   Brunswick Corp.                                                             145,447
          2,700   Callaway Golf Co.                                                            32,643
          1,500   Columbia Sportswear Co. *                                                    81,810
         28,600   Eastman Kodak Co. (a)                                                       845,988
          3,600   Gillette Co. (The)                                                          153,000
         13,700   Jones Apparel Group, Inc.                                                   488,953
          7,000   Kimberly Clark Corp.                                                        466,900
          6,900   Liz Claiborne, Inc.                                                         262,683
          5,900   Maytag Corp.                                                                119,357
          5,300   Mohawk Industries, Inc. *(a)                                                407,676
          5,100   Reynolds American, Inc.                                                     385,050
          3,100   VF Corp.                                                                    152,954
          1,800   Whirlpool Corp.                                                             110,052
                                                                                      ---------------
                                                                                            6,119,593
                                                                                      ---------------

                  FINANCIAL -- 27.9%
          2,800   Aflac, Inc.                                                                 112,280
          1,300   AG Edwards, Inc.                                                             45,214
          4,000   Allmerica Financial Corp. *                                                 116,000
         27,800   Allstate Corp. (The)                                                      1,312,438
          4,800   AMBAC Financial Group, Inc.                                                 362,400
          4,100   American Financial Group, Inc. (a)                                          120,745
         30,100   American International Group, Inc.                                        2,144,324
            400   American National Insurance Co.                                              38,000
          3,700   AmeriCredit Corp. *                                                          77,367
          4,900   AmerUs Group Co.                                                            195,314
          7,200   AmSouth Bancorp                                                             187,560
          3,100   AON Corp.                                                                    80,445

               See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

       SHARES     DESCRIPTION                                                            VALUE ($)
-----------------------------------------------------------------------------------------------------
                  FINANCIAL -- CONTINUED
          2,000   Associated Banc Corp.                                                        62,600
          6,900   Astoria Financial Corp.                                                     250,746
         26,172   Bank of America Corp.                                                     1,177,217
          1,400   Banknorth Group, Inc.                                                        47,558
         10,600   BB&T Corp.                                                                  423,894
          4,080   Bear Stearns Cos. (The), Inc.                                               358,714
          9,800   Capital One Financial Corp.                                                 664,048
          3,176   Charter One Financial, Inc.                                                 141,237
            900   CIT Group, Inc.                                                              32,166
         18,900   Citigroup, Inc.                                                             880,362
          1,500   City National Corp.                                                          98,970
          2,700   CNA Financial Corp. *                                                        65,070
          5,900   Colonial BancGroup (The), Inc.                                              119,062
         12,700   Comerica, Inc.                                                              763,905
          1,000   Commerce Bancorp, Inc. (a)                                                   52,470
            700   Commerce Group, Inc.                                                         33,565
          9,598   Countrywide Financial Corp.                                                 341,209
          1,100   Cullen/Frost Bankers, Inc.                                                   49,489
          2,000   Downey Financial Corp.                                                      107,740
            800   East-West Bancorp, Inc.                                                      28,984
            800   Erie Indemnity Co.-Class A                                                   39,792
         27,100   Fannie Mae                                                                2,017,595
         14,937   Fidelity National Financial, Inc.                                           562,378
         10,200   First American Corp.                                                        295,494
          2,000   First Horizon National Corp.                                                 90,940
          7,900   Flagstar Bancorp, Inc.                                                      170,561
         12,000   Freddie Mac                                                                 805,440
          1,900   GATX Corp.                                                                   51,243
          4,900   Greater Bay Bancorp                                                         139,503
          4,300   Greenpoint Financial Corp.                                                  189,415
         11,600   Hartford Financial Services Group, Inc.                                     709,456
          3,400   Hibernia Corp.-Class A                                                       91,290
          2,900   Jefferson Pilot Corp.                                                       138,910
         41,780   JPMorgan Chase & Co.                                                      1,653,652
         16,200   KeyCorp                                                                     507,870
          4,300   Lincoln National Corp.                                                      194,790

               See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

       SHARES     DESCRIPTION                                                            VALUE ($)
-----------------------------------------------------------------------------------------------------
                  FINANCIAL -- CONTINUED
         13,000   Loews Corp.                                                                 738,400
          2,500   Marsh & McLennan Cos., Inc.                                                 111,725
          2,400   Marshall & Ilsley Corp.                                                      96,192
          2,200   MBIA, Inc.                                                                  125,994
         44,600   MBNA Corp.                                                                1,076,644
          5,800   Metlife, Inc.                                                               216,050
         10,200   MGIC Investment Corp.                                                       696,354
         21,172   National City Corp.                                                         800,090
          4,200   Nationwide Financial Services, Inc.-Class A                                 146,118
         11,800   Old Republic International Corp.                                            277,890
          2,700   People's Bank                                                                89,073
          6,400   PMI Group (The), Inc.                                                       265,792
          6,300   PNC Financial Services Group, Inc.                                          338,121
          2,500   Protective Life Corp.                                                        97,825
         12,800   Providian Financial Corp. *(a)                                              184,832
          5,200   Radian Group, Inc.                                                          230,360
         10,401   Regions Financial Corp.                                                     335,848
          2,900   Ryder System, Inc.                                                          127,049
          1,100   SEI Investments Co.                                                          35,948
          2,600   Sovereign Bancorp, Inc.                                                      56,836
            500   Student Loan Corp.                                                           71,875
          4,400   Suntrust Banks, Inc.                                                        299,640
          2,800   Synovus Financial Corp.                                                      71,120
            400   T. Rowe Price Group, Inc.                                                    19,812
         10,900   Torchmark Corp.                                                             561,132
          1,300   Trustmark Corp.                                                              38,974
          8,700   U.S. Bancorp                                                                256,650
          1,900   UnionBanCal Corp.                                                           112,974
          1,100   Unitrin, Inc.                                                                46,145
         29,000   UnumProvident Corp.                                                         469,220
          7,700   Wachovia Corp.                                                              361,207
          2,500   Washington Federal, Inc.                                                     64,400
         47,700   Washington Mutual, Inc.                                                   1,852,191
          2,300   Webster Financial Corp.                                                     113,160
          2,000   Wells Fargo & Co.                                                           117,500
          1,200   Whitney Holding Corp.                                                        49,440
                                                                                      ---------------
                                                                                           28,702,003
                                                                                      ---------------

               See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

       SHARES     DESCRIPTION                                                            VALUE ($)
-----------------------------------------------------------------------------------------------------
                  FOOD & BEVERAGE -- 1.6%
          5,400   Archer Daniels Midland Co.                                                   86,238
         11,600   Coca Cola Enterprises, Inc.                                                 239,540
          7,800   ConAgra Foods, Inc.                                                         204,360
          1,700   Corn Products International, Inc.                                            78,455
          3,400   Hormel Foods Corp.                                                           90,780
            600   Lancaster Colony Corp.                                                       24,768
          1,100   McCormick & Co., Inc.                                                        36,905
          6,300   PepsiAmericas, Inc.                                                         124,992
          2,100   PepsiCo, Inc.                                                               105,000
         19,700   Sara Lee Corp.                                                              435,961
         16,324   Tyson Foods, Inc.-Class A                                                   269,020
                                                                                      ---------------
                                                                                            1,696,019
                                                                                      ---------------

                  HEALTH CARE -- 9.4%
          2,900   Aetna, Inc.                                                                 268,685
         16,000   AmerisourceBergen Corp.                                                     865,600
          1,000   Bard (C.R.), Inc.                                                            56,100
          2,200   Bausch & Lomb, Inc.                                                         145,090
         10,500   Bristol-Myers Squibb Co.                                                    249,165
         15,000   Cigna Corp.                                                                 998,400
          9,800   Guidant Corp.                                                               586,040
          9,800   Health Net, Inc. *                                                          254,212
          1,900   Humana, Inc. *                                                               36,100
         22,900   Johnson & Johnson                                                         1,330,490
          6,500   King Pharmaceuticals, Inc. *                                                 80,990
          5,900   Lincare Holdings, Inc. *                                                    189,626
            100   Manor Care, Inc.                                                              3,067
          7,400   McKesson Corp.                                                              229,030
         32,000   Merck & Co., Inc.                                                         1,439,040
            700   Pacificare Health Systems, Inc. *                                            22,827
         57,100   Pfizer, Inc.                                                              1,865,457
          1,900   Renal Care Group, Inc. *                                                     60,173
         18,700   Schering-Plough Corp.                                                       345,202
         22,300   Tenet Healthcare Corp. *                                                    232,366
          5,400   UnitedHealth Group, Inc.                                                    357,102
                                                                                      ---------------
                                                                                            9,614,762
                                                                                      ---------------

               See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

       SHARES     DESCRIPTION                                                            VALUE ($)
-----------------------------------------------------------------------------------------------------
                  MACHINERY -- 0.5%
          1,100   Caterpillar, Inc.                                                            79,970
          3,700   Deere and Co.                                                               234,099
            500   Stanley Works (The)                                                          21,630
          4,700   Tidewater, Inc.                                                             137,146
                                                                                      ---------------
                                                                                              472,845
                                                                                      ---------------

                  MANUFACTURING -- 2.2%
            900   3M Co.                                                                       74,124
          3,800   American Standard Cos., Inc. *                                              142,918
          2,100   Bemis Co., Inc.                                                              55,503
         12,200   General Electric Co.                                                        400,038
         10,700   Honeywell International, Inc.                                               384,986
          3,700   Illinois Tool Works, Inc.                                                   337,773
         10,600   Owens-IIlinois, Inc. *                                                      170,130
          2,400   Pactiv Corp. *                                                               56,760
          4,600   Pentair, Inc.                                                               152,904
          2,000   Precision Castparts Corp.                                                   110,180
          6,400   Smurfit-Stone Container Corp. *(a)                                          113,536
          2,500   Sonoco Products Co.                                                          64,775
          4,400   SPX Corp.                                                                   160,556
                                                                                      ---------------
                                                                                            2,224,183
                                                                                      ---------------

                  METALS & MINING -- 0.3%
          6,500   Alcoa, Inc.                                                                 210,470
          1,500   Phelps Dodge Corp.                                                          122,340
                                                                                      ---------------
                                                                                              332,810
                                                                                      ---------------

                  OIL & GAS -- 7.0%
          5,100   Amerada Hess Corp.                                                          410,550
          2,400   Anadarko Petroleum Corp.                                                    142,128
          2,100   Apache Corp.                                                                 93,849
            800   Ashland, Inc.                                                                41,144
          5,300   Burlington Resources, Inc.                                                  192,019
         11,500   ChevronTexaco Corp.                                                       1,121,250
         12,709   ConocoPhillips                                                              945,931
         56,100   Exxon Mobil Corp.                                                         2,586,210

               See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

       SHARES     DESCRIPTION                                                            VALUE ($)
-----------------------------------------------------------------------------------------------------
                  OIL & GAS -- CONTINUED
          1,800   Kerr-McGee Corp.                                                             95,004
         16,600   Marathon Oil Corp.                                                          602,082
          8,700   Occidental Petroleum Corp.                                                  449,355
          1,800   Sunoco, Inc.                                                                110,700
          2,600   Unocal Corp.                                                                 97,084
          4,400   Valero Energy Corp.                                                         290,532
                                                                                      ---------------
                                                                                            7,177,838
                                                                                      ---------------

                  PRIMARY PROCESS INDUSTRY -- 0.7%
            100   Allegheny Technologies, Inc.                                                  1,881
          1,300   Dow Chemical Co.                                                             55,653
          3,000   Engelhard Corp.                                                              84,810
          1,100   FMC Corp. *                                                                  50,853
          2,400   Lubrizol Corp.                                                               85,560
          1,900   Nucor Corp.                                                                 148,751
          5,300   Sherwin-Williams Co. (The)                                                  218,890
          2,800   Worthington Industries, Inc.                                                 56,980
                                                                                      ---------------
                                                                                              703,378
                                                                                      ---------------

                  RETAIL STORES -- 5.9%
          1,800   Abercrombie & Fitch Co.-Class A                                              50,400
         23,900   Albertson's, Inc. (a)                                                       587,462
          5,800   Bed Bath & Beyond, Inc. *                                                   217,036
          4,500   Blockbuster, Inc.-Class A (a)                                                36,135
          5,000   CVS Corp.                                                                   200,000
            700   Dillard's, Inc.-Class A                                                      13,300
            700   Federated Department Stores                                                  30,380
         56,800   Home Depot, Inc.                                                          2,076,608
          9,900   JC Penney Co., Inc. Holding Co.                                             379,368
         17,400   Kroger Co. *                                                                287,622
          3,700   Limited Brands, Inc.                                                         74,296
          3,100   Lowe's Cos., Inc.                                                           154,070
          4,300   May Department Stores Co. (The)                                             105,393
            600   Neiman-Marcus Group, Inc.-Class A                                            31,920
          3,100   Nordstrom, Inc.                                                             115,103
          3,000   Rent-A-Center, Inc. *                                                        90,300

               See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

       SHARES     DESCRIPTION                                                            VALUE ($)
-----------------------------------------------------------------------------------------------------
                  RETAIL STORES -- CONTINUED
          3,900   Ross Stores, Inc.                                                            82,485
         33,500   Safeway, Inc. *                                                             676,700
         11,400   Sears Roebuck & Co.                                                         436,392
          9,300   Supervalu, Inc.                                                             245,148
          9,000   TJX Cos., Inc.                                                              190,440
          3,900   Winn-Dixie Stores, Inc. (a)                                                  16,263
                                                                                      ---------------
                                                                                            6,096,821
                                                                                      ---------------

                  SERVICES -- 2.4%
          9,350   Applebee's International, Inc.                                              225,054
          7,500   Brinker International, Inc. *                                               228,375
          3,900   Brink's Co. (The)                                                           112,320
          4,100   Caesars Entertainment, Inc. *                                                63,345
            100   Catalina Marketing Corp. *                                                    2,250
         21,000   Cendant Corp.                                                               454,230
          7,800   First Health Group Corp. *                                                  118,950
          1,700   Harrah's Entertainment, Inc.                                                 81,923
            700   Interpublic Group of Cos., Inc. *                                             7,385
          4,100   Manpower, Inc.                                                              173,143
         12,700   McDonald's Corp.                                                            343,154
          1,300   MGM Grand, Inc. *                                                            53,742
          6,200   Outback Steakhouse, Inc.                                                    242,668
          2,000   Regis Corp.                                                                  81,860
            500   RR Donnelley & Sons Co.                                                      15,365
          7,500   Sabre Holdings Corp.                                                        172,500
          1,800   Wendy's International, Inc.                                                  61,866
                                                                                      ---------------
                                                                                            2,438,130
                                                                                      ---------------

                  TECHNOLOGY -- 6.0%
          2,300   Arrow Electronics, Inc. *(a)                                                 49,772
          1,900   Autodesk, Inc.                                                               84,379
          2,500   Avnet, Inc. *                                                                39,700
            100   AVX Corp.                                                                     1,158
         12,000   Boeing Co. (The)                                                            626,640
          2,800   Computer Associates International, Inc.                                      67,816
         50,400   Dell, Inc. *                                                              1,755,936

               See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

       SHARES     DESCRIPTION                                                            VALUE ($)
-----------------------------------------------------------------------------------------------------
                  TECHNOLOGY -- CONTINUED
         18,700   Electronic Data Systems Corp. (a)                                           359,414
         17,400   First Data Corp.                                                            735,150
          3,400   Goodrich Corp.                                                              107,984
          1,800   Harris Corp.                                                                 86,688
         24,387   Hewlett-Packard Co.                                                         436,283
         10,000   Ikon Office Solutions, Inc.                                                 112,800
          9,800   Ingram Micro, Inc.-Class A *                                                145,236
          2,200   Lexmark International, Inc. *                                               194,590
          2,400   Lockheed Martin Corp.                                                       129,072
         29,200   Motorola, Inc.                                                              471,580
          2,300   NCR Corp. *                                                                 101,591
          6,600   Northrop Grumman Corp.                                                      340,890
          1,700   Rockwell Automation, Inc.                                                    66,300
            900   Tech Data Corp. *                                                            33,894
         13,400   Time Warner, Inc. *                                                         219,090
                                                                                      ---------------
                                                                                            6,165,963
                                                                                      ---------------

                  TRANSPORTATION -- 0.4%
          4,900   Burlington Northern Santa Fe Corp.                                          175,420
          1,700   CNF, Inc.                                                                    69,734
          5,400   Norfolk Southern Corp.                                                      153,360
                                                                                      ---------------
                                                                                              398,514
                                                                                      ---------------

                  UTILITY -- 16.1%
          9,600   AES Corp. (The) *                                                            96,864
          3,300   Allegheny Energy, Inc. *(a)                                                  48,477
          2,300   Alliant Energy Corp.                                                         59,777
            200   Ameren Corp.                                                                  9,358
         14,900   American Electric Power Co., Inc.                                           487,677
         61,191   AT&T Corp.                                                                  904,403
          4,900   AT&T Wireless Services, Inc. *                                               71,638
         63,100   BellSouth Corp.                                                           1,688,556
         11,600   Centerpoint Energy, Inc.                                                    126,904
          8,200   CMS Energy Corp. *(a)                                                        78,720
          4,900   Consolidated Edison, Inc.                                                   206,780
          2,200   Constellation Energy Group, Inc.                                             90,420

               See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

       SHARES     DESCRIPTION                                                            VALUE ($)
-----------------------------------------------------------------------------------------------------
                  UTILITY -- CONTINUED
          5,500   DTE Energy Co.                                                              227,260
         27,500   Duke Energy Corp.                                                           608,850
          2,300   Duquesne Light Holdings, Inc.                                                43,217
         16,300   Edison International                                                        438,144
         51,100   El Paso Corp.                                                               417,998
          1,500   Energy East Corp.                                                            36,555
          1,000   Equitable Resources, Inc.                                                    52,430
          7,600   Exelon Corp.                                                                280,060
          4,600   FirstEnergy Corp.                                                           185,104
          3,300   FPL Group, Inc.                                                             228,360
          1,700   Great Plains Energy, Inc.                                                    51,272
            500   Nicor, Inc.                                                                  17,925
          4,200   NiSource, Inc.                                                               87,360
          3,700   OGE Energy Corp.                                                             96,200
         25,300   PG&E Corp. *                                                                738,507
          1,500   Pinnacle West Capital Corp.                                                  63,315
          5,000   PPL Corp.                                                                   239,150
          3,400   Progress Energy, Inc.                                                       149,226
          6,800   Public Service Enterprise Group, Inc.                                       287,912
          3,300   Puget Energy, Inc.                                                           75,603
          5,800   Reliant Energy, Inc. *                                                       57,768
        142,853   SBC Communications, Inc.                                                  3,684,179
          6,400   Sempra Energy                                                               231,360
         38,700   Sprint Corp.-FON Group                                                      761,616
          7,500   TECO Energy, Inc. (a)                                                        99,450
          8,400   TXU Corp.                                                                   349,692
         75,152   Verizon Communications, Inc.                                              2,949,716
          1,000   Wisconsin Energy Corp.                                                       32,750
          7,500   Xcel Energy, Inc. (a)                                                       132,375
                                                                                      ---------------
                                                                                           16,492,928
                                                                                      ---------------

                  TOTAL COMMON STOCKS (COST $92,811,929)                                   98,872,808
                                                                                      ---------------

               See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

SHARES/ UNITS/
 PAR VALUE ($)    DESCRIPTION                                                            VALUE ($)
-----------------------------------------------------------------------------------------------------
                  MUTUAL FUNDS -- 1.7%

      1,199,374   Dreyfus Cash Management Plus Fund (b)                                     1,199,374
        511,559   Merrimac Cash Series, Premium Class (b)                                     511,559
                                                                                      ---------------

                  TOTAL MUTUAL FUNDS (COST $1,710,933)                                      1,710,933
                                                                                      ---------------

                  RIGHTS AND WARRANTS -- 0.0%

                  TECHNOLOGY -- 0.0%
            800   Seagate Technology Inc., Rights (c)                                               8
                                                                                      ---------------

                  TOTAL RIGHTS AND WARRANTS (COST $0)                                               8
                                                                                      ---------------

                  SHORT-TERM INVESTMENTS -- 5.6%

                  CASH EQUIVALENT -- 2.0%
      2,019,311   Harris Trust & Savings Bank Eurodollar Time Deposit,
                  1.51%, due 9/16/04 (b)                                                    2,019,311
                                                                                      ---------------

                  U.S. GOVERNMENT -- 0.1%
        100,000   U.S. Treasury Bill, 1.04%, due 9/23/04 (d)(e)                                99,934
                                                                                      ---------------

                  REPURCHASE AGREEMENTS -- 3.5%
      3,580,766   Citigroup Global Markets Repurchase Agreement, dated
                  8/31/04, due 9/01/04, with a maturity value of $3,580,875, and an effective yield of 1.10%, collateralized by a U.S.
                  Treasury Note with a rate of 2.75%, maturity date of
                  7/31/06, and a market value, including accrued interest of
                  $3,652,819.                                                               3,580,766

         36,250   Morgan Stanley Repurchase Agreement, dated 8/31/04,
                  due 9/01/04, with a maturity value of $36,251, and an
                  effective yield of 1.10%, collateralized by a U.S.
                  Treasury Bond with a rate of 8.75%, maturity date of
                  7/29/35, and a market value, including accrued
                  interest of $37,145.                                                         36,250
                                                                                      ---------------
                                                                                            3,617,016
                                                                                      ---------------

                  TOTAL SHORT-TERM INVESTMENTS (COST $5,736,261)                            5,736,261
                                                                                      ---------------

               See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

                  DESCRIPTION                                                            VALUE ($)
                  -----------------------------------------------------------------------------------

                  TOTAL INVESTMENTS -- 103.6%
                  (Cost $100,259,123)                                                     106,320,010

                  Other Assets and Liabilities (net) -- (3.6%)                             (3,651,034)
                                                                                      ---------------

                  TOTAL NET ASSETS -- 100.0%                                          $   102,668,976
                                                                                      ===============

                  NOTES TO THE SCHEDULE OF INVESTMENTS:

                  REIT - Real Estate Investment Trust
                  * Non-income producing security.

                  (a)  All or a portion of this security is out on loan (Note
                       2).
                  (b)  Investment of security lending collateral (Note 2).
                  (c) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 2).
                  (d) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 2).
                  (e)  Rate shown represents yield to maturity.

     At August 31, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                           GROSS UNREALIZED            GROSS UNREALIZED            NET UNREALIZED
  AGGREGATE COST             APPRECIATION                DEPRECIATION               APPRECIATION
--------------------      --------------------       ----------------------      -------------------
    $ 100,957,157             $ 6,948,772                 $ (1,585,919)              $ 5,362,853

     A summary of outstanding financial instruments at August 31, 2004 is as follows:

FUTURES CONTRACTS

   NUMBER OF                                                 CONTRACT      NET UNREALIZED
   CONTRACTS            TYPE           EXPIRATION DATE        VALUE         APPRECIATION
--------------    ----------------    -----------------    ------------    --------------
     Buys

      10          S&P 500             September 2004       $  2,760,250    $       33,424
                                                                           ==============

     At August 31, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

               See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2004 (UNAUDITED)

ASSETS:
  Investments, at value, including securities on loan of $3,605,977 (cost
    $100,259,123) (Note 2)                                                              $   106,320,010
  Receivable for investments sold                                                             1,925,484
  Receivable for Fund shares sold                                                            28,938,976
  Dividends and interest receivable                                                             152,755
  Receivable for variation margin on open futures
    contracts (Note 2)                                                                           12,750
  Receivable for collateral on open futures contracts (Note 2)                                   70,000
  Receivable for expenses reimbursed by Manager (Note 3)                                          7,161
                                                                                        ---------------
     Total assets                                                                           137,427,136
                                                                                        ---------------

LIABILITIES:
  Payable for investments purchased                                                          30,969,068
  Payable upon return of securities loaned (Note 2)                                           3,730,244
  Payable to affiliate for (Note 3):
     Management fee                                                                              19,826
     Shareholder service fee                                                                      9,012
     Trustees fee                                                                                   191
  Accrued expenses                                                                               29,819
                                                                                        ---------------

     Total liabilities                                                                       34,758,160
                                                                                        ---------------
NET ASSETS                                                                              $   102,668,976
                                                                                        ===============

NET ASSETS CONSIST OF:
  Paid-in capital                                                                       $    93,538,379
  Accumulated undistributed net investment income                                               244,737
  Accumulated net realized gain                                                               2,791,549
  Net unrealized appreciation                                                                 6,094,311
                                                                                        ---------------
                                                                                        $   102,668,976
                                                                                        ===============

NET ASSETS ATTRIBUTABLE TO:
  Class III shares                                                                      $   102,668,976
                                                                                        ===============

SHARES OUTSTANDING:
  Class III                                                                                   9,302,003
                                                                                        ===============

NET ASSET VALUE PER SHARE:

               See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2004 (UNAUDITED)

  Class III                                                                             $         11.04
                                                                                        ===============

               See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
  Dividends                                                                             $       842,185
  Interest (including securities lending income of $1,466)                                        5,528
                                                                                        ---------------

      Total income                                                                              847,713
                                                                                        ---------------

EXPENSES:
  Management fee (Note 3)                                                                       122,104
  Shareholder service fee (Note 3) - Class III                                                   55,502
  Custodian and transfer agent fees                                                              18,032
  Audit and tax fees                                                                             20,332
  Legal fees                                                                                      1,012
  Trustees fees and related expenses (Note 3)                                                       522
  Registration fees                                                                               1,104
  Miscellaneous                                                                                     368
                                                                                        ---------------
    Total expenses                                                                              218,976
  Fees and expenses reimbursed by Manager (Note 3)                                              (40,848)
                                                                                        ---------------
    Net expenses                                                                                178,128
                                                                                        ---------------

      Net investment income                                                                     669,585
                                                                                        ---------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
    Investments                                                                               3,662,686
    Closed futures contracts                                                                    (34,820)
                                                                                        ---------------

      Net realized gain                                                                       3,627,866
                                                                                        ---------------

  Change in net unrealized appreciation (depreciation) on:
    Investments                                                                              (5,411,216)
    Open futures contracts                                                                       33,424
                                                                                        ---------------

      Net unrealized loss                                                                    (5,377,792)
                                                                                        ---------------

    Net realized and unrealized loss                                                         (1,749,926)
                                                                                        ---------------

               See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $    (1,080,341)
                                                                                        ===============

               See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                               SIX MONTHS ENDED
                                                               AUGUST 31, 2004         YEAR ENDED
                                                                  (UNAUDITED)      FEBRUARY 29, 2004
                                                               ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                        $        669,585    $       1,176,192
  Net realized gain                                                   3,627,866            1,296,041
  Change in net unrealized appreciation
    (depreciation)                                                   (5,377,792)          22,332,711
                                                               ----------------    -----------------
  Net increase (decrease) in net assets
    from operations                                                  (1,080,341)          24,804,944
                                                               ----------------    -----------------

Distributions to shareholders from:
  Net investment income
    Class III                                                          (601,533)          (1,160,172)
  Net realized gains
    Class III                                                          (299,365)                  --
                                                               ----------------    -----------------

                                                                       (900,898)          (1,160,172)
                                                               ----------------    -----------------
  Net share transactions (Note 6):
    Class III                                                        32,719,288          (13,637,016)
                                                               ----------------    -----------------

    Total increase in net assets                                     30,738,049           10,007,756

NET ASSETS:
  Beginning of period                                                71,930,927           61,923,171
                                                               ----------------    -----------------
  End of period (including accumulated
    undistributed net investment income of
    $244,737 and $176,685, respectively)                       $    102,668,976    $      71,930,927
                                                               ================    =================

               See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                         SIX MONTHS ENDED                       YEAR ENDED FEBRUARY 28/29,
                                         AUGUST 31, 2004      ------------------------------------------------------------------
                                            (UNAUDITED)          2004          2003          2002          2001         2000(a)
                                         ----------------     ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF
  PERIOD                                 $          11.36     $     8.05    $    10.73    $    10.84    $     8.79    $    10.00
                                         ----------------     ----------    ----------    ----------    ----------    ----------

Income from investment
  operations:
   Net investment income                             0.10+          0.17+         0.15+         0.18+         0.20          0.11+
   Net realized and unrealized
     gain (loss)                                    (0.28)          3.31         (2.36)         0.05          2.06         (1.24)
                                         ----------------     ----------    ----------    ----------    ----------    ----------

      Total from investment
        operations                                   0.18           3.48         (2.21)         0.23          2.26         (1.13)
                                         ----------------     ----------    ----------    ----------    ----------    ----------

Less distributions to
  shareholders:
   From net investment income                       (0.09)         (0.17)        (0.15)        (0.20)        (0.14)        (0.08)
   From net realized gains                          (0.05)            --         (0.32)        (0.14)        (0.07)           --
                                         ----------------     ----------    ----------    ----------    ----------    ----------

     Total distributions                            (0.14)         (0.17)        (0.47)        (0.34)        (0.21)        (0.08)
                                         ----------------     ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD           $          11.04     $    11.36    $     8.05    $    10.73    $    10.84    $     8.79
                                         ================     ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (b)                                    (1.61)%**      43.68%       (21.05)%        2.16%        26.00%       (11.36)%**

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
     (000's)                             $        102,669     $   71,931    $   61,923    $   97,622    $   50,864    $   38,650
   Net expenses to average
     daily net assets                                0.48%*         0.48%         0.48%         0.48%         0.48%         0.48%*
   Net investment income to
     average daily net assets                        1.81%*         1.77%         1.56%         1.67%         2.04%         1.94%*
   Portfolio turnover rate                             34%**          65%          114%           61%           89%           26%**
   Fees and expenses
     reimbursed by the Manager
     to average daily net
     assets:                                         0.11%*         0.14%         0.15%         0.09%         0.17%         0.25%*

(a) Period from August 2, 1999 (commencement of operations) through February 29, 2000.
(b) The total return would have been lower had certain expenses not been reimbursed during the periods shown.
+    Computed using average shares outstanding throughout the period.
*    Annualized.
**   Not annualized.

               See accompanying notes to the financial statements.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (UNAUDITED)

1.   ORGANIZATION

     GMO Intrinsic Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 25, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks long-term capital growth through investment in equity securities. The Fund's benchmark is the Russell 1000 Value Index.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued as determined in good faith by the Trustees or other persons acting at their direction.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See the Schedule of Investments for open futures contracts as of August 31, 2004.

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2004, the Fund had no open swap contracts.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. See the Schedule of Investments for open repurchase agreements as of August 31, 2004.

     SECURITY LENDING

     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. As of August 31, 2004, the Fund had loaned securities having a market value of $3,605,977 collateralized by cash in the amount of $3,730,244 which was invested in short-term instruments.

     TAXES AND DISTRIBUTIONS

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME

     Security transactions are accounted for on trade date. Dividend income, net of applicable foreign withholding taxes, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of 0.33% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

     GMO has entered into a binding agreement effective until at least June 30, 2005 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.33% of the average daily net assets.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2004 was $338. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2004, aggregated $56,323,656 and $26,017,916, respectively.

5.   PRINCIPAL SHAREHOLDERS AND RELATED PARTIES

     At August 31, 2004, 88.8% of the outstanding shares of the Fund were held by five shareholders, each holding in excess of 10% of the Fund's shares outstanding. Investment activities of these shareholders may have a material effect on the Fund. At August 31, 2004, 0.1% of the Fund was held by two related parties comprised of certain GMO employee accounts.

     As of August 31, 2004, greater than 10% of the Fund's shares were held by accounts for which the Manager has investment discretion.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

6.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                    SIX MONTHS ENDED
                                                    AUGUST 31, 2004                          YEAR ENDED
                                                      (UNAUDITED)                        FEBRUARY 29, 2004
                                           ----------------------------------    ----------------------------------
     CLASS III:                                 SHARES             AMOUNT             SHARES             AMOUNT
                                           ---------------    ---------------    ---------------    ---------------
     Shares sold                                 3,470,576    $    38,277,825          1,132,766    $    10,691,859
     Shares issued to shareholders in
       reinvestment of distributions                60,637            666,729             77,313            743,095
     Shares repurchased                           (563,892)        (6,225,266)        (2,568,153)       (25,071,970)
                                           ---------------    ---------------    ---------------    ---------------
     Net increase (decrease)                     2,967,321    $    32,719,288         (1,358,074)   $   (13,637,016)
                                           ===============    ===============    ===============    ===============

7.   SUBSEQUENT EVENT

     Effective October 5, 2004, GMO Trust appointed a Chief Compliance Officer and adopted a compliance plan in accordance with Rule 38a-1 under the Investment Company Act of 1940, as amended.

GMO INTRINSIC VALUE FUND
(A SERIES OF GMO TRUST)

FUND EXPENSES
AUGUST 31, 2004 (UNAUDITED)

     The Fund incurs ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees and other expenses. The following table, assuming a $1,000 investment in a class of shares, discloses the ending account value and operating expenses incurred for the six months ended August 31, 2004, based on, (1) the class's actual return and actual expense, and (2) a hypothetical annualized 5% return and the class's actual expense:

     Class III

                                                    OPERATING
                        BEGINNING       ENDING       EXPENSE
                          VALUE         VALUE       INCURRED *
     ---------------------------------------------------------
     1) Actual          $ 1,000.00    $    983.90     $ 2.40
     2) Hypothetical      1,000.00       1,022.79       2.45
     ---------------------------------------------------------

     *Expenses are calculated using the Class III annualized expense ratio for the six months ended August 31, 2004 of 0.48%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     You can estimate expenses incurred for the six months ended August 31, 2004, on your investment in a particular class of shares by dividing your investment value at August 31, 2004, by $1,000 and then multiplying that result by the operating expenses of the class owned as calculated above. You can also use this information to compare ongoing expenses of investing in the Fund with those of other mutual funds.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2004

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

Beginning January 29, 2005, the Fund will be filing its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission's website at www.sec.gov. When filed, the Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund's website at www.gmo.com.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- TABULAR HOLDINGS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

DESCRIPTION                                                                      % OF NET ASSETS
-------------------------------------------------------------------------------------------------
Asset-Backed Securities                                                                      73.9%
Corporate Debt                                                                                2.5
U.S. Government                                                                               9.0
U.S. Government Agency                                                                        3.3
Call Options Purchased                                                                        0.1
Mutual Funds                                                                                  2.9
Forward Currency Contracts                                                                   (0.0)
Futures                                                                                      (0.0)
Swaps                                                                                         0.2
Short-Term Investments and Other Assets and Liabilities (net)                                 8.1
                                                                                -----------------
                                                                                            100.0%
                                                                                =================

               See accompanying notes to the financial statements.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

 PAR VALUE ($)    DESCRIPTION                                                            VALUE ($)
---------------   -----------------------------------------------------------------   ---------------
                  DEBT OBLIGATIONS -- 88.7%

                  ASSET-BACKED SECURITIES -- 73.9%

                  AIRLINES -- 0.9%
     23,000,000   Aircraft Finance Trust Series 99-1A Class A1,
                  Variable Rate, 1 mo. LIBOR + .48%, 2.08%, due 05/15/24 (a)               16,330,000

     12,647,809   Continental Airlines Series 99-1A, 6.55%, due 02/02/19                   11,920,560
                                                                                      ---------------
                                                                                           28,250,560
                                                                                      ---------------

                  AUTO FINANCING -- 3.2%
        488,471   Capital Auto Receivables Asset Trust (GMAC) Series 02-2
                  Class A3, 3.82%, due 07/15/05                                               489,139
     15,000,000   Capital Auto Receivables Asset Trust (GMAC) Series 03-1
                  Class A3A, 2.75%, due 04/16/07                                           15,032,812
     13,000,000   Chesapeake Funding LLC Series 04-1A Class A2, 144A,
                  Variable Rate, 1 mo. LIBOR + .16%, 1.63%, due 07/07/16                   13,000,000
     30,000,000   Daimler Chrysler Master Owner Trust Series 04-B Class A,
                  Variable Rate, 1 mo. LIBOR + .01%, 1.65%, due 08/17/09                   29,991,300
     18,000,000   Ford Credit Auto Owner Trust Series 03-A Class A4A,
                  2.70%, due 06/15/07                                                      17,937,000
     20,000,000   Volkswagen Credit Auto Master Trust Series 00-1 Class A,
                  Variable Rate, 1 mo. LIBOR +.16%, 1.76%, due 08/20/07                    20,020,000
                                                                                      ---------------
                                                                                           96,470,251
                                                                                      ---------------

                  BUSINESS LOANS -- 2.5%
     14,571,345   Bayview Commercial Asset Trust Series 04-1 Class A,
                  144A, Variable Rate, 1 mo. LIBOR + .36%, 1.98%, due 04/25/34             14,574,260
     20,000,000   Capitalsource Commercial Loan Trust Series 04-1A Class
                  A2, 144A, Variable Rate, 1 mo. LIBOR + .33%, 1.93%,
                  due 04/20/13                                                             20,000,000
     25,000,000   COLTS Trust Series 04-1A Class A, 144A,
                  Variable Rate, 3 mo. LIBOR + .34%, 1.94%, due 09/15/14                   25,000,000
      9,927,480   GE Business Loan Trust Series 04-1 Class A, 144A,
                  Variable Rate, 1 mo. LIBOR + .29%, 1.89%, due 05/15/32                    9,927,480
      6,604,837   The Money Store Business Loan Backed Trust Series 99-1
                  Class AN, Variable Rate, 1 mo. LIBOR +.50%, 2.10%,
                  due 09/15/17                                                              6,556,094
                                                                                      ---------------
                                                                                           76,057,834
                                                                                      ---------------

               See accompanying notes to the financial statements.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

 PAR VALUE ($)    DESCRIPTION                                                            VALUE ($)
---------------   -----------------------------------------------------------------   ---------------
                  CMBS COLLATERALIZED DEBT OBLIGATIONS -- 2.7%
     19,981,431   Crest Series 04-1A Class A1, 144A,
                  Variable Rate, 1 mo. LIBOR + .35%, 1.94%, due 06/28/19                   19,981,431
     20,000,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.
                  Series 04-FL1A Class A1, 144A, 1.77%, due 04/16/19                       19,999,400
     24,995,411   Lehman Brothers Commercial Mortgage Series 04-LLFA Class
                  A1, 144A, Variable Rate, 1 mo. LIBOR + .13%, 1.73%, due
                  10/15/17                                                                 25,003,234
     15,425,029   Morgan Stanley Dean Witter Capital I Series 03-TOP9
                  Class A1, 3.98%, due 11/13/36                                            15,386,466
                                                                                      ---------------
                                                                                           80,370,531
                                                                                      ---------------

                  COLLATERALIZED LOAN OBLIGATIONS -- 0.2%
      6,000,000   Archimedes Funding IV (Cayman) Ltd 4A A1, 144A,
                  Variable Rate, 1 mo. LIBOR + .48%, 2.23%, due 02/25/13                    6,000,000
                                                                                      ---------------

                  CREDIT CARDS -- 12.6%
     15,000,000   American Express Credit Account Master Trust Series 01-6 Class A,
                  Variable Rate, 1 mo. LIBOR + .12%, 1.72%, due 12/15/08                   15,024,023
     15,000,000   American Express Credit Account Master Trust Series 02-6 Class A,
                  Variable Rate, 1 mo. LIBOR + .14%, 1.74%, due 03/15/10                   15,040,430
      5,000,000   American Express Credit Account Master Trust Series 03-1 A,
                  Variable Rate, 1 mo. LIBOR + .11%, 1.71%, due 09/15/10                    5,008,500
     20,000,000   Bank One Issuance Trust Series 02-A5 Class A5,
                  Variable Rate, 1 mo. LIBOR + .12%, 1.72%, due 06/15/10                   20,043,000
      5,000,000   Bank One Issuance Trust Series 03 Class A1,
                  Variable Rate, 1 mo. LIBOR + .12%, 1.72%, due 09/15/10                    5,009,950
     20,000,000   Capital One Master Trust Series 00-4 Class A,
                  Variable Rate, 1 mo. LIBOR + .14%, 1.74%, due 08/15/08                   20,028,906
     15,000,000   Capital One Multi-Asset Execution Trust Series 04-A3 Class A3,
                  Variable Rate, 1 mo. LIBOR + .10%, 1.70%, due 02/15/12                   14,993,538
     25,000,000   Chase Credit Card Master Trust Series 01-6 Class A,
                  Variable Rate, 1 mo. LIBOR + .13%, 1.73%, due 03/16/09                   25,056,641
     15,650,000   Chase Credit Card Master Trust Series 02-1 Class A,
                  Variable Rate, 1 mo. LIBOR +.10%, 1.70%, due 06/15/09                    15,673,842
     20,000,000   Citibank Credit Card Issuance Trust Series 04-A3 Class A3,
                  Variable Rate, 3 mo. LIBOR + .07%, 1.73%, due 07/25/11                   20,000,000
     23,000,000   Discover Card Master Trust I Series 00-5 Class A,
                  Variable Rate, 1 mo. LIBOR + .18%, 1.78%, due 11/15/07                   23,028,750

               See accompanying notes to the financial statements.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

 PAR VALUE ($)    DESCRIPTION                                                            VALUE ($)
---------------   -----------------------------------------------------------------   ---------------
                  CREDIT CARDS -- CONTINUED
     10,000,000   Discover Card Master Trust I Series 02-3 Class A,
                  Variable Rate, 1 mo. LIBOR + .11%, 1.71%, due 11/17/09                   10,016,406
      4,000,000   Discover Card Master Trust I Series 03-2 Class A,
                  Variable Rate, 1 mo. LIBOR + .13%, 1.73%, due 08/15/10                    4,003,750
     12,000,000   Discover Card Master Trust I Series 03-4 Class A1,
                  Variable Rate, 1 mo. LIBOR + .11%, 1.87%, due 05/15/11                   12,011,250
GBP  10,000,000   Earls Five Ltd Series EMTN, 3 mo. GBP LIBOR + .14%,
                  5.10%, due 02/27/08                                                      17,872,568
     20,000,000   Gracechurch Card Funding Plc Series 2 Class A,
                  Variable Rate, 1 mo. LIBOR + .12%, 1.88%, due 10/15/09                   20,044,531
     20,000,000   Gracechurch Card Funding Plc Series 3 Class A,
                  Variable Rate, 1 mo. LIBOR + .11%, 1.71%, due 03/15/10                   20,037,500
     27,000,000   MBNA Credit Card Master Note Trust Series 03-A3 Class A3,
                  Variable Rate, 1 mo. LIBOR + .12%, 1.72%, due 08/16/10                   27,037,800
     14,000,000   MBNA Credit Card Master Note Trust Series 04-A7 Class A7,
                  Variable Rate, 1 mo. LIBOR + .10%, 1.62%, due 12/15/11                   13,873,125
     15,000,000   MBNA Credit Card Master Note Trust Series 04-A8 Class A8,
                  Variable Rate, 1 mo. LIBOR + .15%, 1.78%, due 01/15/14                   15,000,000
      8,000,000   Neiman Marcus Group Credit Card Master Trust Series 00-1 Class A,
                  144A, Variable Rate, 1 mo. LIBOR + .27%, 1.87%, due 04/15/08              8,008,000
      9,100,000   Nordstrom Credit Card Master Note Trust Series 02-1A Class A,
                  144A, Variable Rate, 1 mo. LIBOR + .27%, 1.87%, due 10/13/10              9,136,613
     18,000,000   World Financial Network Credit Card Master Trust Series 02-A
                  Class A, Variable Rate, 1 mo. LIBOR + .43%, 2.03%, due 08/15/11          18,165,420
     25,000,000   World Financial Network Credit Card Master Trust Series 04-A
                  Class A, Variable Rate, 1 mo. LIBOR + .18%, 1.78%, due 03/15/13          25,007,812
                                                                                      ---------------
                                                                                          379,122,355
                                                                                      ---------------

                  EMERGING MARKETS COLLATERALIZED DEBT OBLIGATIONS -- 0.0%
      1,304,216   Oasis CBO Ltd, 144A,
                  Variable Rate, 6 mo. LIBOR + .38%, 1.95%, due 05/30/11                    1,291,892
                                                                                      ---------------

                  EQUIPMENT LEASES -- 1.1%
     12,000,000   Marlin Leasing Receivables LLC Series 04-1A Class A2, 144A,
                  Variable Rate, 1 mo. LIBOR + .22%, 1.82%, due 01/15/07                   12,000,000
     20,000,000   Navistar Financial Dealer Note Master Trust Series 98-1 Class A,
                  Variable Rate, 1 mo. LIBOR + .16%, 1.78%, due 07/25/11                   20,000,000
                                                                                      ---------------
                                                                                           32,000,000
                                                                                      ---------------

               See accompanying notes to the financial statements.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

 PAR VALUE ($)    DESCRIPTION                                                            VALUE ($)
---------------   -----------------------------------------------------------------   ---------------
                  HIGH YIELD COLLATERALIZED DEBT OBLIGATIONS -- 0.9%
      6,410,845   Nomura CBO Ltd Series 97-2 Class A2, 144A, Step up,
                  6.26%, due 10/30/09                                                       6,507,007
        598,887   Pacific Life CBO Series 98-1A Class A2A, 144A, 6.56%,
                  due 02/15/10                                                                598,887
     15,148,532   Rhyno CBO Delaware Corp Series 97-1 Class A-2, 144A,
                  Step Up, 6.33%, due 09/15/09                                             15,503,007
      4,612,930   SHYPPCO Finance Co Series II Class A-2B, 144A, 6.64%,
                  due 06/15/10                                                              4,405,348
                                                                                      ---------------
                                                                                           27,014,249
                                                                                      ---------------

                  INSURANCE PREMIUMS -- 1.2%
     25,000,000   AICCO Premium Finance Master Trust Series 04-1A Class A,
                  Variable Rate, 1 mo. LIBOR + .18%, 1.78%, due 11/17/08                   24,986,328
     11,000,000   Mellon Bank Premium Finance Loan Master Trust Series 04-1
                  Class A, Variable Rate, 3 mo. LIBOR + .16%, 1.67%, due 06/15/09          10,999,010
                                                                                      ---------------
                                                                                           35,985,338
                                                                                      ---------------

                  INSURED AUTO FINANCING -- 3.1%
     30,000,000   Aesop Funding II LLC Series 03-2A Class A1, 144A, MBIA,
                  2.74%, due 06/20/07                                                      30,013,770
     17,500,000   Aesop Funding II LLC Series 03-5A Class A2, 144A,
                  Variable Rate, 1 mo. LIBOR + .38%, 1.98%, due 12/20/09                   17,612,875
      9,000,000   Aesop Funding II LLC Series 04-2A Class A2, 144A, FGIC,
                  Variable Rate, 1 mo. LIBOR + .12%, 1.72%, due 04/20/08                    9,005,625
      4,610,968   Americredit Automobile Receivables Trust Series 00-B Class A4,
                  FSA, Variable Rate, 1 mo. LIBOR + .20%, 1.73%, due 04/05/07               4,611,687
     17,000,000   Capital One Auto Finance Trust Series 04-A Class A4, AMBAC,
                  Variable Rate, 1 mo. LIBOR + .10%, 1.70%, due 03/15/11                   17,005,270
     15,000,000   Rental Car Finance Corp Series 04-1A Class A, 144A, AMBAC,
                  Variable Rate, 1 mo. LIBOR + .20%, 1.82%, due 06/25/09                   14,989,410
                                                                                      ---------------
                                                                                           93,238,637
                                                                                      ---------------

                  INSURED BUSINESS LOANS -- 0.8%
     11,180,660   CNL Commercial Mortgage Loan Trust Series 03-2A Class A1,
                  144A, AMBAC, Variable Rate, 1 mo. LIBOR + .44%,
                  2.06%, due 10/25/30                                                      11,238,799
     12,000,000   Golden Securites Corp Series 03-A Class A1, 144A, AMBAC,
                  Variable Rate, 1 mo. LIBOR + .30%, 1.79%, due 12/02/13                   12,005,880
                                                                                      ---------------
                                                                                           23,244,679
                                                                                      ---------------

               See accompanying notes to the financial statements.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

 PAR VALUE ($)    DESCRIPTION                                                            VALUE ($)
---------------   -----------------------------------------------------------------   ---------------
                  INSURED COLLATERALIZED LOAN OBLIGATIONS -- 0.2%
      6,617,844   PAM Capital Funding Corp Series 98-1W Class A, 144A, FSA,
                  Variable Rate, 3 mo. LIBOR + 17%, 1.86%, due 05/01/10                     6,532,275
                                                                                      ---------------
                  INSURED CREDIT CARDS -- 0.8%
     25,000,000   Cabela's Master Credit Card Trust Series 04-2A Class A,
                  144A, 1.72%, due 03/15/11                                                25,000,000
                                                                                      ---------------

                  INSURED EMERGING MARKETS COLLATERALIZED DEBT OBLIGATIONS -- 0.8%
     14,332,273   Anfield Road I Ltd Series 1 Class A, CapMAC, PTE,
                  Variable Rate, 6 mo. LIBOR + .25%, 2.18%, due 11/06/06                   14,147,243
      9,619,844   Starvest Emerging Markets CBO-I Series 1A, Class A, CapMAC,
                  Variable Rate, 6 mo. LIBOR + .19%, 1.36%, due 07/30/11                    9,446,013
                                                                                      ---------------
                                                                                           23,593,256
                                                                                      ---------------

                  INSURED HIGH YIELD COLLATERALIZED DEBT OBLIGATIONS -- 2.7%
      2,819,710   Cigna CBO Ltd Series 96-1 Class A2, 144A, Step Up,
                  6.46%, due 11/15/08                                                       2,897,252
      4,321,458   Clydesdale CBO 1 Ltd Series 1A Class A2 144A, FSA,
                  6.83%, due 03/25/11                                                       4,407,887
      4,537,706   DLJ CBO Ltd Series 1A Class A2, 144A, FSA, 6.68%, due
                  04/15/11                                                                  4,605,772
      4,147,560   FC CBO Series 03-1AW Class A1, 144A, AMBAC,
                  Variable Rate, 1 mo. LIBOR + .38%, 1.65%, due 06/03/09                    4,137,191
     10,000,000   GSC Partners CDO Fund Ltd Series 03-4A Class A3, 144A, AMBAC,
                  Variable Rate, 3 mo. LIBOR + .46%, 1.71%, due 12/16/15                   10,018,800
      8,394,043   GSC Partners CDO Fund Ltd Series 1A Class A, 144A, FSA,
                  Variable Rate, 6 mo. LIBOR + .40%, 1.79%, due 05/09/12                    8,375,996
     21,405,638   GSC Partners CDO Fund Ltd Series 2A Class A, 144A, FSA,
                  Variable Rate, 6 mo. LIBOR + .52%, 2.09%, due 05/22/13                   21,439,031
     11,855,398   Northstar CBO Ltd Series 97-2I Class A2, 144A,
                  Variable Rate, Step Up, 4.12%, due 07/15/09                              11,855,398
     13,939,248   Spirit CBO Series 03-4AW,
                  Variable Rate, 6 mo. LIBOR + .55%, 1.77%, due 09/09/10                   13,939,248
                                                                                      ---------------
                                                                                           81,676,575
                                                                                      ---------------

               See accompanying notes to the financial statements.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

 PAR VALUE ($)    DESCRIPTION                                                            VALUE ($)
---------------   -----------------------------------------------------------------   ---------------
                  INSURED INSURANCE PREMIUMS -- 0.8%
     25,000,000   PFS Financing Corp Series 01-FA Class A, MBIA, 144A,
                  Variable Rate, 1 mo. LIBOR + .33%, 1.93%, due 06/15/08                   25,000,000
        833,333   Polaris Funding Company Series EMTN,
                  Variable Rate, 1 mo. LIBOR + .45%, 2.01%, due 01/07/05                      832,583
                                                                                      ---------------
                                                                                           25,832,583
                                                                                      ---------------
                  INSURED PERPETUAL LOAN COLLATERALIZED DEBT OBLIGATIONS -- 1.1%
     35,000,000   Augusta Funding Ltd Series 10A Class F-1, 144A, CapMAC,
                  Variable Rate, 3 mo. LIBOR + .25%, 1.84%, due 06/30/17                   34,475,000
                                                                                      ---------------

                  INSURED RESIDENTIAL HOME EQUITY (EUROPEAN) -- 1.9%
GBP  16,500,000   RMAC Series 03-NS1A Class A2A, 144A, AMBAC,
                  Variable Rate, 3 mo. GBP LIBOR + .45%, 5.26%, due
                  06/12/35                                                                 29,840,364
GBP  15,500,000   RMAC Series 03-NS2A Class A2A, 144A, AMBAC,
                  Variable Rate, 3 mo. GBP LIBOR + .40%, 5.21%, due
                  09/12/35                                                                 27,952,319
                                                                                      ---------------
                                                                                           57,792,683
                                                                                      ---------------

                  INSURED RESIDENTIAL HOME EQUITY (UNITED STATES) -- 2.5%
     17,900,141   Accredited Mortgage Loan Trust Series 04-1 Class A2, AMBAC,
                  Variable Rate, 1 mo. LIBOR + .30%, 1.92%, due 04/25/34                   17,894,547
     15,213,044   Citigroup Mortgage Loan Trust Inc Series 03-HE3 Class A,
                  Variable Rate, 1 mo. LIBOR + .38%, 2.00%, due 12/25/33                   15,262,183
     13,338,431   Quest Trust Series 03-X4 Class A, 144A, AMBAC,
                  Variable Rate, 1 mo LIBOR + .43%, 2.05%, due 12/25/33                    13,338,418
      8,321,874   Quest Trust Series 04-X1 Class A,
                  Variable Rate, 1 mo. LIBOR + .33%, 1.95%, due 03/25/34                    8,321,874
     14,538,953   Residential Asset Securities Corp Series 02-KS3 Class A1B,
                  AMBAC, Variable Rate, 1 mo. LIBOR + .25%, 1.87%,
                  due 05/25/32                                                             14,542,588
      6,633,939   Residential Asset Securities Corp Series 02-KS5 Class AIB3,
                  Variable Rate, 1 mo. LIBOR + .27%, 1.89%, due 08/25/32                    6,631,866
                                                                                      ---------------
                                                                                           75,991,476
                                                                                      ---------------

                  INSURED RESIDENTIAL PRIME MORTGAGES (UNITED STATES) -- 3.1%
     10,267,017   Chevy Chase Mortgage Funding Corp Series 03-4, 144A, AMBAC,
                  Variable Rate, 1 mo. LIBOR + .34%, 1.44%, due 10/25/34                   10,281,455
      8,674,610   GreenPoint Home Equity Loan Trust Series 04-1 Class A, AMBAC,
                  Variable Rate, 1 mo. LIBOR + .23%, 1.85%, due 07/25/29                    8,661,598

               See accompanying notes to the financial statements.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

 PAR VALUE ($)    DESCRIPTION                                                            VALUE ($)
---------------   -----------------------------------------------------------------   ---------------
                  INSURED RESIDENTIAL PRIME MORTGAGES (UNITED STATES) -- CONTINUED
     10,000,000   GreenPoint Home Equity Loan Trust Series 04-4 Class A,
                  Variable Rate, 1 mo. LIBOR + .28%, 1.93%, due 08/15/30                   10,000,000
     21,201,190   Lehman ABS Corporation Series 04-2 Class A, AMBAC,
                  Variable Rate, 1 mo. LIBOR + .22%, 1.84%, due 06/25/34                   21,197,882
      5,238,182   Residential Funding Mortgage Securities II Series 03-HS1
                  Class AII, Variable Rate, 1 mo. LIBOR + .29%, 1.91%, due 12/25/32         5,232,420
     17,870,185   Wachovia Asset Securitization Inc Series 02-HE1 Class A, AMBAC,
                  Variable Rate, 1 mo. LIBOR + .37%, 1.99%, due 09/27/32                   17,896,096
     20,000,000   Wachovia Asset Securitization Inc Series 04-HE1 Class A1,
                  MBIA, 1.84%, due 04/25/34                                                20,000,000
                                                                                      ---------------
                                                                                           93,269,451
                                                                                      ---------------

                  INSURED TIME SHARE MORTGAGE -- 0.5%
     16,477,801   Cendant Timeshare Receivables Funding LLC Series 04-1A
                  Class A2, 144A, MBIA, Variable Rate, 1 mo. LIBOR + .18%,
                  1.78%, due 05/20/16                                                      16,484,409
                                                                                      ---------------

                  INSURED TRANSPORTATION -- 0.5%
     14,500,000   GE Seaco Finance Series 04-1A Class A, 144A,
                  Variable Rate, 1 mo. LIBOR + .30%, 1.90%, due 04/17/19                   14,500,000
                                                                                      ---------------

                  INVESTMENT GRADE CORPORATE CDO -- 0.7%
     20,000,000   Counts Trust Series 04-2, 144A,
                  Variable Rate, 3 mo. LIBOR + .95%, 2.58%, due 09/23/09                   20,070,000
                                                                                      ---------------

                  RATE REDUCTION BOND -- 0.8%
     22,824,579   California Infrastructure PG&E Series 97-1 Class A7,
                  6.42%, due 09/25/08                                                      23,695,658
                                                                                      ---------------

                  RESIDENTIAL HOME EQUITY (UNITED STATES) -- 16.3%
     21,704,000   ACE Securities Corp. Series 04-OP1 Class A2B,
                  Variable Rate, 1 mo. LIBOR + .22%, 1.84%, due 04/25/34                   21,656,522
     20,749,605   Aegis Asset Backed Securities Trust Series 04-1 Class A,
                  Variable Rate, 1 mo. LIBOR + .35%, 1.97%, due 04/25/34                   20,749,605
     25,000,000   AmeriQuest Mortgage Securities Inc Series 04-FRI Class A-2,
                  Variable Rate, 1 mo. LIBOR + .13%, 1.75%, due 05/25/34                   24,929,687

               See accompanying notes to the financial statements.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

 PAR VALUE ($)    DESCRIPTION                                                            VALUE ($)
---------------   -----------------------------------------------------------------   ---------------
                  RESIDENTIAL HOME EQUITY (UNITED STATES) -- CONTINUED
     18,000,000   AmeriQuest Mortgage Securities Inc Series 04-R2 Class A3,
                  Variable Rate, 1 mo. LIBOR + .20%, 1.82%, due 04/25/34                   17,990,859
     22,000,000   Argent Securities Inc Series 04-W8 Class A5,
                  Variable Rate, 1 mo. LIBOR + .52%, 2.14%, due 05/25/34                   21,993,125
     10,000,000   Asset Backed Funding Certificates Series 04-AHL1,
                  Variable Rate, 1 mo. LIBOR +.19%, 1.81%, due 02/25/30                     9,976,953
     10,400,000   Bayview Commercial Asset Trust Series 04-B Class A2, 144A,
                  Variable Rate, 1 mo. LIBOR + .65%, 2.11%, due 05/28/39                   10,406,500
     10,000,000   Bayview Financial Acquisition Trust Series 04-B Class A1, 144A,
                  Variable Rate, 1 mo. LIBOR + .50%, 1.96%, due 05/28/39                   10,006,250
     17,270,000   Centex Home Equity Series 04-B Class AV3,
                  Variable Rate, 1 mo. LIBOR + .20%, 1.82%, due 03/25/34                   17,224,127
     23,778,380   Centex Home Equity Series 04-C Class AV3,
                  Variable Rate, 1 mo. LIBOR + .13%, 1.75%, due 11/25/28                   23,769,091
      6,298,423   Chase Funding Mortgage Loan Trust Series 03-3 Class 2A2,
                  Variable Rate, 1 mo. LIBOR + .27%, 1.89%, due 04/25/33                    6,302,360
     17,000,000   CIT Group Home Equity Loan Trust Series 03-1 Class A3,
                  2.79%, due 03/20/29                                                      16,974,330
     10,551,327   Citifinancial Mortgage Securities Inc Series 04-1 Class AF1,
                  Variable Rate, 1 mo. LIBOR + .09%, 1.71%, due 04/25/34                   10,551,327
     10,000,000   Citigroup Mortgage Loan Trust Inc Series 04-OPT1 Class A1B,
                  Variable Rate, 1 mo. LIBOR + .41%, 2.08%, due 10/25/34                   10,000,000
     14,960,183   Countrywide Asset-Backed Certificates Series 04-2 Class 3A1,
                  Variable Rate, 1 mo. LIBOR +.08%, 1.70%, due 04/25/23                    14,951,805
     18,000,000   Credit Based Asset Servicing and Securities Series 04-CB6
                  Class AV 1, Variable Rate, 1 mo. LIBOR + .33%, 1.91%,
                  due 07/25/35                                                             18,000,000
     16,487,296   Deutsche Mortgage Securities Inc Series 04-3 Class 1A1,
                  Variable Rate, 1 mo. LIBOR + .18%, 1.80%, due 03/25/34                   16,482,143
     14,458,152   Equity One ABS Inc Series 04-1 Class AV2,
                  Variable Rate, 1 mo. LIBOR + .30%, 1.92%, due 04/25/34                   14,458,152
     17,093,504   Equity One ABS Inc Series 04-2 Class AF1,
                  Variable Rate, 1 mo. LIBOR + .11%, 1.73%, due 07/25/34                   17,088,376
     16,097,992   First Franklin Mortgage Loan Asset Backed Certificate
                  Series 04-FF2 Class A2, Variable Rate, 1 mo. LIBOR
                  + .09%, 1.71%, due 03/25/34                                              16,090,446
     20,000,000   Household Mortgage Loan Trust Series 04-HC1 Class A,
                  Variable Rate, 1 mo. LIBOR + .35%, 1.98%, due 02/20/34                   20,000,000
     16,697,290   Master Asset Backed Securities Trust Series 04-Opt1 Class A3,
                  Variable Rate, 1 mo. LIBOR + .26%, 1.88%, due 02/25/34                   16,671,200

               See accompanying notes to the financial statements.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

 PAR VALUE ($)    DESCRIPTION                                                            VALUE ($)
---------------   -----------------------------------------------------------------   ---------------
                  RESIDENTIAL HOME EQUITY (UNITED STATES) -- CONTINUED
     16,015,868   Meritage Mortgage Loan Trust Series 04-1 Class 2A1,
                  Variable Rate, 1 mo. LIBOR + .09%, 1.71%, due 07/25/34                   16,008,360
     15,000,000   Morgan Stanley ABS Capital I Series 04-HE5,
                  Variable Rate, 1 mo. LIBOR + .53%, 2.15%, due 06/25/34                   14,995,312
     25,000,000   Morgan Stanley ABS Capital I Series 04-NC4 Class A3,
                  Variable Rate, 1 mo. LIBOR + .23%, 1.85%, due 04/25/34                   24,992,188
     18,270,020   Morgan Stanley ABS Capital I Series 04-SD1 Class A,
                  Variable Rate, 1 mo. LIBOR + .40%, 2.02%, due 08/25/34                   18,264,311
     13,859,727   Option One Mortgage Loan Trust Series 04-2 Class A2,
                  Variable Rate, 1 mo. LIBOR + .11%, 1.73%, due 05/25/34                   13,816,415
     15,146,475   Residential Asset Mortgage Products Inc Series 03-RS11 Class AI1,
                  Variable Rate, 1 mo. LIBOR + .19%, 1.81%, due 03/25/23                   15,145,566
     13,163,236   Saxon Asset Securities Trust Series 04-1 Class A,
                  Variable Rate, 1 mo. LIBOR + .27%, 1.89%, due 03/25/35                   13,157,066
     20,000,000   Wells Fargo Home Equity Trust Series 04-2 Class A1A,
                  Variable Rate, 1 mo. LIBOR + .17%, 1.87%, due 09/25/34                   20,000,000
                                                                                      ---------------
                                                                                          492,652,076
                                                                                      ---------------

                  RESIDENTIAL PRIME MORTGAGES (AUSTRALIAN) -- 4.0%
     26,244,400   Australian Mortgage Securities II Series G3 Class A1A,
                  Variable Rate, 3 mo. LIBOR + .21%, 1.80%, due 01/10/35                   26,254,898
     22,738,287   Interstar Millennium Trust Series 03-3G Class A2,
                  Variable Rate, 3 mo. LIBOR + .25%, 1.84%, due 09/27/35                   22,773,816
     21,802,860   Interstar Millennium Trust Series 03-5G Class A2,
                  Variable Rate, 3 mo. LIBOR + .25%, 1.88%, due 01/20/36                   21,835,224
     20,389,560   Interstar Millennium Trust Series 04-2G Class A,
                  Variable Rate, 3 mo. LIBOR + .20%, 1.72%, due 03/14/36                   20,384,781
     15,225,446   Medallion Trust Series 03-1G Class A,
                  Variable Rate, 3 mo. LIBOR + .19%, 1.74%, due 12/21/33                   15,242,194
     12,981,831   Medallion Trust Series 04-1G Class A1,
                  Variable Rate, 3 mo. LIBOR + .13%, 1.88%, due 05/25/35                   12,981,831
                                                                                      ---------------
                                                                                          119,472,744
                                                                                      ---------------

                  RESIDENTIAL PRIME MORTGAGES (EUROPEAN) -- 2.4%
     19,000,000   Lothian Mortgages Plc Series 3A Class A1, 144A,
                  Variable Rate, 3 mo. LIBOR + .14%, 1.80%, due 07/24/19                   19,000,000
     14,000,000   Paragon Mortgages Plc Series 6A Class A2A, 144A,
                  Variable Rate, 3 mo. LIBOR + .35%, 1.87%, due 03/15/30                   14,047,578

               See accompanying notes to the financial statements.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

 PAR VALUE ($)    DESCRIPTION                                                            VALUE ($)
---------------   -----------------------------------------------------------------   ---------------
                  RESIDENTIAL PRIME MORTGAGES (EUROPEAN) -- CONTINUED
     20,000,000   Paragon Mortgages Plc Series 7A Class A1A, 144A,
                  Variable Rate, 3 mo. LIBOR, 1.76%, due 05/15/34                          20,000,000
     20,000,000   Permanent Financing Plc Series 5 Class 2A,
                  Variable Rate, 3 mo. LIBOR + .11%, 1.60%, due 06/10/11                   20,006,250
                                                                                      ---------------
                                                                                           73,053,828
                                                                                      ---------------

                  RESIDENTIAL PRIME MORTGAGES (UNITED STATES) -- 2.0%
     25,197,155   CC Mortgage Funding Corp Series 04-1A, 144A, AMBAC,
                  Variable Rate, 1 mo. LIBOR + .33%, 1.42%, due 01/25/38                   25,205,029
     18,207,091   Impac Secured Assets CMN Owner Trust Series 04-1 Class A1,
                  Variable Rate, 1 mo. LIBOR + .15%, 1.77%, due 03/25/34                   18,196,167
     18,070,758   Mellon Residential Funding Corp Series 04-TBC1 Class A, 144A,
                  Variable Rate, 1 mo. LIBOR + .25%, 1.88%, due 02/26/34                   18,028,405
                                                                                      ---------------
                                                                                           61,429,601
                                                                                      ---------------

                  STUDENT LOANS -- 2.9%
     22,000,000   College Loan Corporation Trust Series 04-1 Class A2,
                  Variable Rate, 1 mo. LIBOR + .11%, 1.77%, due 04/25/16                   22,013,750
     25,000,000   National Collegiate Student Loan Trust Series 04-1 Class A1,
                  Variable Rate, 3 mo. LIBOR +.12%, 1.59%, due 06/25/14                    25,007,813
     20,000,000   Nelnet Student Loan Corporation Series 04-2A Class A3,
                  Variable Rate, 3 mo. LIBOR + .10%, 1.32%, due 11/25/15                   20,000,000
      4,932,000   SMS Student Loan Trust Series 95-A Certificates,
                  Variable Rate, 1 mo. LIBOR + .65%, 2.27%, due 04/25/25                    4,938,905
     12,772,863   SMS Student Loan Trust Series 97-A Class A,
                  Variable Rate, 3 mo. U.S. Treasury Bill + .60%, 2.14%,
                  due 10/27/25                                                             12,763,922
      2,180,531   Student Loan Marketing Association Series 96-4 Class A2,
                  Variable Rate, 3 mo. U.S. Treasury Bill + .64%, 2.18%,
                  due 07/25/09                                                              2,171,329
                                                                                      ---------------
                                                                                           86,895,719
                                                                                      ---------------

                  TRADE RECEIVABLE -- 0.7%
     20,000,000   Alliant Master Trust Series 00-1A Class A, 144A,
                  Variable Rate, 1 mo. LIBOR + .39%, 1.99%, due 06/20/06                   20,007,000
                                                                                      ---------------

                  Total Asset-Backed Securities                                         2,231,470,660
                                                                                      ---------------

               See accompanying notes to the financial statements.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

 PAR VALUE ($)    DESCRIPTION                                                            VALUE ($)
---------------   -----------------------------------------------------------------   ---------------
                  CORPORATE DEBT -- 0.3%
     10,000,000   General Motors Acceptance Corp, 7.50%, due 07/15/05                      10,396,900
                                                                                      ---------------

                  INSURED CORPORATE DEBT -- 2.2%
     11,750,000   Banco Santander Series MBIA, 6.50%, due 11/01/05                         12,173,212
     28,650,000   Pemex Finance Ltd, Series 1A1 Class A2, AMBAC, 144A,
                  6.30%, due 05/15/10                                                      30,780,844
     20,500,000   Westralia Airports Corp, 144A, MBIA, 6.48%, due 04/01/10                 22,800,100
                                                                                      ---------------
                                                                                           65,754,156
                                                                                      ---------------

                  U.S. GOVERNMENT -- 9.0%
     31,700,430   U.S. Treasury Inflation Indexed Note, 3.63%, due
                  01/15/08 (b)                                                             34,855,615
    137,000,000   U.S. Treasury Note, 2.00%, due 11/30/04 (a)                             137,149,851
    100,000,000   U.S. Treasury Note, 2.00%, due 08/31/05 (a)                             100,031,250
                                                                                      ---------------
                                                                                          272,036,716
                                                                                      ---------------

                  U.S. GOVERNMENT AGENCY -- 3.3%
       950,000    Agency for International Development Floater (Support of Belize),
                  Variable Rate, 6 mo. U.S. Treasury Bill + .50%, 2.29%,
                  due 01/01/14                                                                939,313
     3,544,375    Agency for International Development Floater (Support of
                  C.A.B.E.I.), Variable Rate, 6 mo. U.S. Treasury Bill + .40%,
                  2.19%, due 10/01/12                                                       3,500,070
     1,502,923    Agency for International Development Floater (Support of
                  Honduras), Variable Rate, 3 mo. U.S. Treasury Bill x 117%,
                  1.16%, due 10/01/11                                                       1,497,287
     15,000,000   Agency for International Development Floater (Support of India),
                  Variable Rate, 3 mo. LIBOR + .10%, 1.89%, due 02/01/27                   14,831,250
      4,716,502   Agency for International Development Floater (Support of
                  Jamaica), Variable Rate, 6 mo. U.S. Treasury Bill + .75%, 2.54%,
                  due 03/30/19                                                              4,698,816
     20,000,000   Agency for International Development Floater (Support of Morocco),
                  Variable Rate, 6 mo. LIBOR - .015%, 1.92%, due 02/01/25                  19,650,000
     15,000,000   Agency for International Development Floater (Support of Morocco),
                  Variable Rate, 6 mo. LIBOR + .15%, 2.08%, due 10/29/26                   14,989,500
      1,176,840   Agency for International Development Floater (Support of Morocco),
                  Variable Rate, 6 mo. U.S. Treasury Bill + .45%, 2.24%,
                  due 11/15/14                                                              1,160,659

               See accompanying notes to the financial statements.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

  PAR VALUE ($)/
 PRINCIPAL AMOUNT/
      SHARES         DESCRIPTION                                                         VALUE ($)
-----------------------------------------------------------------------------------------------------
                     U.S. GOVERNMENT AGENCY -- CONTINUED
         2,185,126   Agency for International Development Floater (Support
                     of Peru), Series A, Variable Rate, 6 mo. U.S. Treasury
                     Bill +.35%, 2.14%, due 05/01/14                                        2,176,932
        20,625,000   Agency for International Development Floater (Support of
                     Portugal), Variable Rate, 6 mo. LIBOR, 1.98%, due 01/01/21            20,599,219
        13,395,000   Agency for International Development Floater (Support of
                     Tunisia), Variable Rate, 6 mo. LIBOR, 1.94%, due 07/01/23             13,227,563
         1,250,001   Agency for International Development Floater (Support of
                     Zimbabwe), Variable Rate, 3 mo. U.S. Treasury Bill x 115%,
                     1.14%, due 01/01/12                                                    1,240,626
         1,072,310   Small Business Administration Series 95-10C Class 1, 6.88%,
                     due 09/01/05                                                           1,105,751
                                                                                      ---------------
                                                                                           99,616,986
                                                                                      ---------------

                     TOTAL DEBT OBLIGATIONS (COST $2,672,344,521)                       2,679,275,418
                                                                                      ---------------

                     CALL OPTIONS PURCHASED -- 0.1%

                     OPTIONS ON BONDS -- 0.1%
        25,000,000   Bellsouth Telecommunications, 7.00%, due 12/01/95,
                     Expires 10/26/06, Strike 100.00                                        1,178,612
                                                                                      ---------------

                     TOTAL CALL OPTIONS PURCHASED (COST $2,281,250)                         1,178,612
                                                                                      ---------------

                     MUTUAL FUNDS -- 2.9%

         8,341,574   Dreyfus Cash Management Plus Fund (c)                                  8,341,574
        78,983,427   Merrimac Cash Series, Premium Class (c)                               78,983,427
                                                                                      ---------------

                     TOTAL MUTUAL FUNDS (COST $87,325,001)                                 87,325,001
                                                                                      ---------------

               See accompanying notes to the financial statements.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

 PAR VALUE ($)    DESCRIPTION                                                            VALUE ($)
-----------------------------------------------------------------------------------------------------
                  SHORT-TERM INVESTMENTS -- 11.1%

                  CASH EQUIVALENT -- 0.5%
     14,044,190   Harris Trust & Savings Bank Eurodollar Time Deposit, 1.51%,
                  due 9/16/04 (c)                                                          14,044,190
                                                                                      ---------------

                  COMMERCIAL PAPER -- 10.6%
     89,000,000   BMW US Capital Corp., 1.56%, due 09/01/04                                88,996,144
     75,000,000   Koch Industries LLC, 1.50%, due 09/16/04                                 74,950,000
     68,850,000   Rabobank USA, 1.5%, due 09/01/04                                         68,847,131
     88,600,000   UBS Finance (Delaware) Inc, 1.47%, due 09/01/04                          88,596,382
                                                                                      ---------------
                                                                                          321,389,657
                                                                                      ---------------

                  TOTAL SHORT-TERM INVESTMENTS (COST $335,433,847)                        335,433,847
                                                                                      ---------------

                  TOTAL INVESTMENTS -- 102.8%
                  (Cost $3,097,384,619)                                                 3,103,212,878

                  Other Assets and Liabilities (net)--(2.8%)                              (83,888,114)
                                                                                      ---------------

                  TOTAL NET ASSETS -- 100.0%                                          $ 3,019,324,764
                                                                                      ===============

               See accompanying notes to the financial statements.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

                  NOTES TO THE SCHEDULE OF INVESTMENTS:

                  144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

                  AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

                  CapMAC - Insured as to the payment of principal and
                     interest by Capital Markets Assurance Corporation.

                  CBO - Collateralized Bond Obligation

                  CDO - Collateralized Debt Obligation

                  EMTN - Euromarket Medium Term Note

                  FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

                  FSA - Insured as to the payment of principal and interest
                     by Financial Security Assurance.

                  MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

                  (a) All or a portion of this security is out on loan (Note 2).
                  (b) Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators (Note 2).
                  (c) All or a portion of this security represents investment of security lending collateral (Note 2).


                  CURRENCY ABBREVIATIONS:

                  GBP - British Pound

               See accompanying notes to the financial statements.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     At August 31, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                           GROSS UNREALIZED         GROSS UNREALIZED          NET UNREALIZED
  AGGREGATE COST             APPRECIATION             DEPRECIATION             APPRECIATION
-------------------       -------------------      -------------------      -------------------
 $   3,098,050,626         $      13,076,509        $      (7,914,257)        $      5,162,252

     At February 29, 2004, GMO Short-Duration Collateral Fund elected to defer to March 1, 2004 post-October losses of $2,353,728.

     A summary of outstanding financial instruments at August 31, 2004 is as follows:

FORWARD CURRENCY CONTRACTS

 SETTLEMENT                                                                   NET UNREALIZED
    DATE            DELIVER         UNITS OF CURRENCY          VALUE           DEPRECIATION
-------------     ------------     -------------------     --------------     ----------------
   Sales

  11/16/04            GBP                   42,000,000     $   75,079,678     $       (319,678)
                                                                              ================

FUTURES CONTRACTS

  NUMBER OF                                                         CONTRACT        NET UNREALIZED
  CONTRACTS                 TYPE                EXPIRATION DATE      VALUE           DEPRECIATION
--------------  -----------------------------  -----------------  -------------    ----------------
   Sales

    368         U.S. Treasury Note 5 Yr.        December 2004     $  40,727,250       $    (284,492)
                                                                                      =============

     At August 31, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

               See accompanying notes to the financial statements.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

SWAP AGREEMENTS

                                                                                     NET UNREALIZED
    NOTIONAL         EXPIRATION                                                       APPRECIATION
     AMOUNT            DATE                        DESCRIPTION                       (DEPRECIATION)
-----------------    -----------  ------------------------------------------------  ----------------
INTEREST RATE SWAPS

  100,000,000 USD      1/18/06  Agreement with Goldman Sachs International         $   4,087,897
                                dated 1/16/01 to pay the notional amount
                                multiplied by 5.82% and to receive the notional
                                amount multiplied by the 3 month Floating Rate
                                LIBOR.

   50,000,000 USD       1/9/08  Agreement with JP Morgan Chase Bank dated               (218,054)
                                1/07/03 to pay the notional amount multiplied
                                by 3.43375% and to receive the notional amount
                                multiplied by the 3 month Floating Rate LIBOR.

   45,000,000 USD       3/4/08  Agreement with JP Morgan Chase Bank dated                422,075
                                2/28/03 to pay the notional amount multiplied
                                by 3.096% and to receive the notional amount
                                multiplied by the 3 month Floating Rate LIBOR.

   40,000,000 USD      1/24/11  Agreement with Goldman Sachs International               349,838
                                dated 1/19/01 to pay the notional amount
                                multiplied by 6.0675% and to receive the
                                notional amount multiplied by the 3 month
                                Floating Rate LIBOR.

   38,100,000 USD      2/24/13  Agreement with JP Morgan Chase Bank dated                 13,444
                                12/09/03 to pay the notional amount multiplied
                                by 4.54% and to receive the notional amount
                                multiplied by the 3 month Floating Rate LIBOR.

TOTAL RETURN SWAPS

   55,000,000 USD      9/30/04  Agreement with Citibank N.A. dated 6/29/04 to          1,312,822
                                receive the notional amount multiplied by the
                                return on the Lehman Brothers AAA CMBS Index
                                and to pay initial market value multiplied by
                                the 1 month LIBOR adjusted by a specified
                                spread.

               See accompanying notes to the financial statements.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

SWAP AGREEMENTS -- CONTINUED

                                                                                  NET UNREALIZED
    NOTIONAL       EXPIRATION                                                      APPRECIATION
     AMOUNT           DATE                        DESCRIPTION                     (DEPRECIATION)
-----------------  -----------  ------------------------------------------------  ---------------
   15,000,000 USD    1/31/05    Agreement with Citibank N.A. dated 7/30/04 to     $      555,991
                                receive the notional amount multiplied by the
                                return on the Lehman Brothers AAA CMBS 8.5+
                                Index and to pay initial market value
                                multiplied by the 1 month LIBOR adjusted by a
                                specified spread.

   50,000,000 USD    3/1/05     Agreement with JP Morgan Chase Bank dated                     --
                                8/30/04 to receive the notional amount
                                multiplied by the return on the Lehman Brothers
                                AAA CMBS 8.5+ Index and to pay initial market
                                value multiplied by the 1 month LIBOR adjusted
                                by a specified spread.

                                                                                  --------------
                                                                                  $    6,524,013
                                                                                  ==============

               See accompanying notes to the financial statements.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES --  AUGUST 31, 2004 (UNAUDITED)

ASSETS:
  Investments, at value, including securities on loan of $25,369,763
    (cost $3,097,384,619) (Note 2)                                                      $ 3,103,212,878
  Receivable for Fund shares sold                                                            18,350,000
  Interest receivable                                                                         7,069,502
  Receivable for expenses reimbursed by Manager (Note 3)                                         44,187
                                                                                        ---------------

      Total assets                                                                        3,128,676,567
                                                                                        ---------------

LIABILITIES:
  Payable for investments purchased                                                          74,005,310
  Payable upon return of securities loaned (Note 2)                                          25,943,625
  Due to custodian                                                                                1,153
  Payable to affiliate for (Note 3):
      Trustees fee                                                                                3,736
  Payable for open forward foreign currency contracts (Note 2)                                  319,678
  Interest payable for open swap contracts (Note 2)                                           1,451,181
  Periodic payments from open swap contracts (Note 2)                                         7,409,606
  Payable for variation margin on open futures contracts (Note 2)                               120,751
  Accrued expenses                                                                               96,763
                                                                                        ---------------

      Total liabilities                                                                     109,351,803
                                                                                        ---------------
NET ASSETS                                                                              $ 3,019,324,764
                                                                                        ===============

NET ASSETS CONSIST OF:
  Paid-in capital                                                                       $ 2,994,180,525
  Accumulated undistributed net investment income                                            19,827,781
  Accumulated net realized loss                                                              (4,127,655)
  Net unrealized appreciation                                                                 9,444,113
                                                                                        ---------------
                                                                                        $ 3,019,324,764
                                                                                        ===============

NET ASSETS                                                                              $ 3,019,324,764
                                                                                        ===============

SHARES OUTSTANDING:                                                                         119,152,915
                                                                                        ===============

NET ASSET VALUE PER SHARE:                                                              $         25.34
                                                                                        ===============

               See accompanying notes to the financial statements.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
  Interest (including securities lending income of $17,753)                             $    25,178,975
                                                                                        ---------------

      Total income                                                                           25,178,975
                                                                                        ---------------

EXPENSES:
  Custodian and transfer agent fees                                                             103,224
  Audit and tax fees                                                                             33,304
  Legal fees                                                                                     36,156
  Trustees fees and related expenses (Note 3)                                                    21,863
  Miscellaneous                                                                                  10,948
                                                                                        ---------------
    Total expenses                                                                              205,495
  Fees and expenses reimbursed by Manager (Note 3)                                             (184,431)
                                                                                        ---------------
    Net expenses                                                                                 21,064
                                                                                        ---------------

      Net investment income                                                                  25,157,911
                                                                                        ---------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
    Investments                                                                              (1,072,783)
    Closed futures contracts                                                                    478,109
    Closed swap contracts                                                                    (6,453,618)
    Foreign currency, forward contracts and foreign currency
      related transactions                                                                      373,169
                                                                                        ---------------

      Net realized loss                                                                      (6,675,123)
                                                                                        ===============

  Change in net unrealized appreciation (depreciation) on:
    Investments                                                                              (6,711,179)
    Open futures contracts                                                                     (284,492)
    Open swap contracts                                                                       6,839,424
    Foreign currency, forward contracts and foreign currency
      related transactions                                                                   (1,380,718)
                                                                                        ---------------

      Net unrealized loss                                                                    (1,536,965)
                                                                                        ---------------

    Net realized and unrealized loss                                                         (8,212,088)
                                                                                        ---------------

               See accompanying notes to the financial statements.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $    16,945,823
                                                                                        ===============


               See accompanying notes to the financial statements.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                               SIX MONTHS ENDED
                                                               AUGUST 31, 2004        YEAR ENDED
                                                                  (UNAUDITED)      FEBRUARY 29, 2004
                                                               ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                        $     25,157,911    $      31,521,757
  Net realized loss                                                  (6,675,123)         (13,894,459)
  Change in net unrealized appreciation (depreciation)               (1,536,965)          13,375,195
                                                               ----------------    -----------------
  Net increase in net assets from operations                         16,945,823           31,002,493
                                                               ----------------    -----------------

Distributions to shareholders from:
  Net investment income                                                (316,332)         (21,843,050)
  Net realized gains                                                 (1,370,773)                  --
                                                               ----------------    -----------------

                                                                     (1,687,105)         (21,843,050)
                                                               ----------------    -----------------

  Net share transactions (Note 6):                                1,252,530,862          595,422,052
                                                               ----------------    -----------------

    Total increase in net assets                                  1,267,789,580          604,581,495

NET ASSETS:
  Beginning of period                                             1,751,535,184        1,146,953,689
                                                               ----------------    -----------------
  End of period (including accumulated
    undistributed net investment income of
    $19,827,781 and distributions in
    excess of net investment income of
    $5,013,798, respectively)                                  $  3,019,324,764    $   1,751,535,184
                                                               ================    =================

               See accompanying notes to the financial statements.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     SIX MONTHS ENDED             YEAR ENDED FEBRUARY 28/29
                                                      AUGUST 31, 2004          --------------------------------
                                                        (UNAUDITED)                2004             2003(a)(b)
                                                     -----------------         ------------        ------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $           25.18         $      25.01        $      25.00
                                                     -----------------         ------------        ------------

Income from investment operations:
   Net investment income                                          0.24                 0.56                0.18
   Net realized and unrealized gain (loss)                       (0.07)                0.06(c)            (0.12)
                                                     -----------------         ------------        ------------

      Total from investment operations                            0.17                 0.62                0.06
                                                     -----------------         ------------        ------------

Less distributions to shareholders:
   From net investment income                                     0.00(d)             (0.45)              (0.05)
   From net realized gains                                       (0.01)                  --                  --
                                                     -----------------         ------------        ------------

      Total distributions                                        (0.01)               (0.45)              (0.05)
                                                     -----------------         ------------        ------------
NET ASSET VALUE, END OF PERIOD                       $           25.34         $      25.18        $      25.01
                                                     =================         ============        ============
TOTAL RETURN (e)                                                  0.70%**              2.48%               0.24%**

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                 $       3,019,325         $  1,751,535        $  1,146,954
   Net operating expenses to average daily
     net assets                                                   0.00%(f)*            0.00%(f)            0.00%*
   Interest expense to average daily net
     assets                                                         --                 0.00%(g)              --
   Total net expenses to average daily net
     assets                                                       0.00%(h)*            0.00%(h)            0.00%*
   Net investment income to average daily
     net assets                                                   2.06%*               2.51%               2.94%*
   Portfolio turnover rate                                        19%**                33%                 15%**
   Fees and expenses reimbursed by the
     Manager to average daily net assets:                         0.02%*               0.02%               0.05%*

(a) Period from November 26, 2002 (commencement of operations) through February 28, 2003.
(b) As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the Statement of Operations. The effect of this reclassification was to increase the net investment income ratio for the year ending February 29, 2004 by 0.71% and net investment income per share by $0.06. For consistency, similar reclassifications have been made to prior year amounts, resulting in an increase to the net investments income ratio of 0.60% and to the net investment income per share of $0.03 in the period ended February 28, 2003.
(c) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain/loss for the period due to the timing of purchases and redemptions of Fund shares in relation to the fluctuating market values of the Fund.
(d)  Distributions from net investment income were less than $0.01.
(e) The total returns would have been lower had certain expenses not been reimbursed during the period shown.
(f)  Net operating expenses were less than 0.01% to average daily net assets.
(g)  Interest expense was less than 0.01% to average daily net assets.
(h)  Total net expenses were less than 0.01% to average daily net assets.
*    Annualized.
**   Not annualized.

               See accompanying notes to the financial statements.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (UNAUDITED)

1.   ORGANIZATION

     GMO Short-Duration Collateral Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks total return in excess of its benchmark. The Fund seeks to achieve its objective by investing primarily in relatively high quality, low volatility fixed income instruments. The Fund's benchmark index is the J.P. Morgan U.S. 3-Month Cash Index.

     Shares of the Fund are only offered to other Funds of the Trust and certain other accredited investors.

     On January 23, 2004, the trustees of the Trust approved a transaction pursuant to which GMO Alpha LIBOR Fund contributed $214,143,316 in net assets to the Fund in exchange for 8,491,012 shares of the Fund. The transaction, which was structured as a tax-free reorganization, was consummated after the close of business on March 31, 2004 and the shares received by GMO Alpha LIBOR Fund were then distributed to its shareholders.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     CHANGE IN ACCOUNTING PRINCIPLE
     For the year ended February 29, 2004, as a result of a FASB Emerging Issues Task Force consensus (and subsequent related SEC staff guidance), the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain
     (loss) in the Statement of Operations. For consistency, similar reclassifications have been made to the per share amounts in all prior year financial highlights presented. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification increased net investment income and decreased net realized gains by $9,007,309 for the year ended February 29, 2004. This change had no effect on the Fund's net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued as determined in good faith by the Trustees or other persons acting at their direction. A security's value or exchange rate may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect the security's value.

     Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

     Securities may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     Certain securities were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. As of August 31, 2004, the total value of these securities represented 25.8% of net assets.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown under the Schedule of Investments and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of August 31, 2004.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See the Schedule of Investments for all open futures contracts as of August 31, 2004.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. As of August 31, 2004, there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. See the Schedule of Investments for all open purchased option contracts as of August 31, 2004.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

     LOAN AGREEMENTS
     The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the "lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. As of August 31, 2004, the Fund did not hold any loan assignments. As of August 31, 2004, the Fund did not hold any loan assignments.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     INDEXED SECURITIES
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. See the Schedule of Investments for all indexed securities held as of August 31, 2004.

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates. See the Schedule of Investments for a summary of open swap agreements as of August 31, 2004.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. As of August 31, 2004, the Fund held no open repurchase agreements.

     REVERSE REPURCHASE AGREEMENTS
     The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the fund on the next business day. As of August 31, 2004, the Fund held no open reverse repurchase agreements.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. As of August 31, 2004, the Fund had loaned securities having a market value of $25,369,763 collateralized by cash in the amount of $25,943,625, which was invested in short-term instruments.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Generally, no provision for U.S. federal income or excise tax is necessary.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon the inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO does not charge the Fund any management or service fees for its services. In addition, effective until at least June 30, 2005, GMO has contractually agreed to reimburse all of the Fund's expenses (excluding fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, fees and expenses of the independent extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes).

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2004 was $16,987. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

4.   PURCHASES AND SALES OF SECURITIES

     For the six months ended August 31, 2004, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                          PURCHASES                     SALES
                                                     ---------------------       ---------------------
     U.S. Government securities                       $       31,797,206          $         2,322,401
     Investments (non-U.S. Government securities)           1,486,839,368                 405,923,258

5.   PRINCIPAL SHAREHOLDERS

     At August 31, 2004, 61.8% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. Three of the shareholders are other funds of GMO Trust. Investment activities of these shareholders may have a material effect on the Fund.

6.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                               SIX MONTHS ENDED
                                                AUGUST 31, 2004                          YEAR ENDED
                                                   (UNAUDITED)                        FEBRUARY 29, 2004
                                        ----------------------------------    ----------------------------------
                                             SHARES             AMOUNT             SHARES             AMOUNT
                                        ---------------    ---------------    ---------------    ---------------
     Shares sold                             56,826,936    $ 1,435,043,316         55,814,806    $ 1,405,255,000
     Shares issued to shareholders in
       reinvestment of distributions             66,763          1,687,105            871,388         21,843,050
     Shares repurchased                      (7,293,913)      (184,199,559)       (32,984,732)      (831,675,998)
                                        ---------------    ---------------    ---------------    ---------------
     Net increase                            49,599,786    $ 1,252,530,862         23,701,462    $   595,422,052
                                        ===============    ===============    ===============    ===============

7.   SUBSEQUENT EVENT

     Effective October 5, 2004, GMO Trust appointed a Chief Compliance Officer and adopted a compliance plan in accordance with Rule 38a-1 under the Investment Company Act of 1940, as amended.

GMO SHORT-DURATION COLLATERAL FUND
(A SERIES OF GMO TRUST)

FUND EXPENSES
AUGUST 31, 2004 (UNAUDITED)

     The Fund incurs ongoing operating expenses during the normal course of business, such as custodian and transfer agent fees, audit and tax fees and other expenses. The following table, assuming a $1,000 investment in a class of shares, discloses the ending account value and operating expenses incurred for the six months ended August 31, 2004, based on, (1) the class's actual return and actual expenses, and (2) a hypothetical annualized 5% return and the class's actual expenses:

                                                   OPERATING
                       BEGINNING      ENDING        EXPENSE
                         VALUE         VALUE       INCURRED *
     --------------------------------------------------------
     1) Actual        $ 1,000.00   $    1,007.00   $     0.01
     2) Hypothetical    1,000.00        1,025.21         0.01

     *Expenses are calculated using the annualized expense ratio for the six months ended August 31, 2004 of less than 0.01%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     You can estimate expenses incurred for the six months ended August 31, 2004 on your investment in a particular class of shares by dividing your investment value at August 31, 2004 by $1,000 and then multiplying that result by the operating expenses of the class owned as calculated above. You can also use this information to compare ongoing expenses of investing in the Fund with those of other mutual funds.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2004

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

Beginning January 29, 2005, the Fund will be filing its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission's website at www.sec.gov. When filed, the Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund's website at www.gmo.com.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- TABULAR HOLDINGS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

DESCRIPTION                                                      % OF NET ASSETS
--------------------------------------------------------------------------------
Argentina                                                                    0.1%
Australia                                                                    1.4
Austria                                                                      1.4
Belgium                                                                      3.4
Brazil                                                                       0.6
Canada                                                                       0.5
China                                                                        0.3
Denmark                                                                      0.0
Finland                                                                      1.5
France                                                                       4.2
Germany                                                                      8.7
Greece                                                                       0.2
Hong Kong                                                                    1.4
Hungary                                                                      0.1
India                                                                        0.1
Indonesia                                                                    0.2
Ireland                                                                      1.1
Italy                                                                        3.3
Japan                                                                       24.9
Malaysia                                                                     0.3
Mexico                                                                       0.3
Netherlands                                                                  6.5
New Zealand                                                                  0.0
Norway                                                                       3.1
Philippines                                                                  0.1
Poland                                                                       0.0
Russia                                                                       0.2
Singapore                                                                    1.7
South Africa                                                                 0.4
South Korea                                                                  1.2
Spain                                                                        2.2
Sweden                                                                       3.1
Switzerland                                                                  3.7
Taiwan                                                                       0.6
Thailand                                                                     0.1
Turkey                                                                       0.4
United Kingdom                                                              21.0
Short-Term Investments and Other Assets and Liabilities (net)                1.7
                                                                      ----------
                                                                           100.0%
                                                                      ==========

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES      DESCRIPTION                                                           VALUE ($)
-------------------------------------------------------------------------------------------------
               COMMON STOCKS -- 96.8%

               ARGENTINA -- 0.1%
        9,800  Petrobras Energia Participaciones SA ADR *                                  92,218
        3,400  Tenaris SA ADR                                                             131,070
                                                                                   --------------
                                                                                          223,288
                                                                                   --------------
               AUSTRALIA -- 1.4%
       84,857  Australia and New Zealand Banking Group Ltd                              1,103,238
      133,455  BHP Billiton Ltd                                                         1,244,995
       40,507  Boral Ltd                                                                  201,741
      156,685  General Property Trust Units                                               394,797
       59,778  National Australia Bank Ltd                                              1,127,700
       85,328  Santos Ltd                                                                 397,817
       53,447  Westfield Group *                                                          582,353
       46,802  Woodside Petroleum Ltd                                                     598,978
                                                                                   --------------
                                                                                        5,651,619
                                                                                   --------------
               AUSTRIA -- 1.4%
       10,735  Austrian Airlines *                                                        138,281
        5,970  Boehler Uddeholm (Bearer)                                                  499,860
        6,941  Flughafen Wien AG                                                          398,610
          684  Generali Holding Vienna AG                                                  20,811
          394  Immofinanz Immobilien Anlagen AG *                                           3,192
          446  Lenzing AG                                                                  90,390
        2,287  Mayr-Melnhof Karton AG (Bearer)                                            302,822
          313  Oesterreichische Elektrizitaetswirtschafts AG Class A                       56,699
        9,884  OMV AG                                                                   2,262,443
        7,996  VA Technologie AG (Bearer) *                                               520,956
       15,029  Voestalpine AG                                                             737,192
       14,696  Wienerberger AG                                                            533,103
                                                                                   --------------
                                                                                        5,564,359
                                                                                   --------------
               BELGIUM -- 3.4%
       23,176  Almanij NV                                                               1,452,397
        1,196  Bekaert SA                                                                  75,072

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES      DESCRIPTION                                                           VALUE ($)
-------------------------------------------------------------------------------------------------
               BELGIUM -- CONTINUED
          800  CMB SA                                                                     120,751
        6,470  Colruyt SA                                                                 853,023
       18,354  Delhaize Group                                                           1,033,078
      115,924  Dexia                                                                    2,003,179
        4,276  Electrabel SA                                                            1,435,360
          171  Exmar NV                                                                     9,641
      111,595  Fortis                                                                   2,492,165
       26,912  KBC Bancassurance Holding                                                1,623,108
       45,552  UCB SA                                                                   2,222,384
                                                                                   --------------
                                                                                       13,320,158
                                                                                   --------------
               BRAZIL -- 0.1%
        7,953  Banco do Brasil SA                                                          65,755
          766  Banco do Brasil SA (Receipt Shares) *                                        6,020
        9,061  Compania Siderurgica Nacional SA                                           140,101
        6,200  Petroleo Brasileiro SA (Petrobras)                                         191,094
        3,200  Petroleo Brasileiro SA (Petrobras) ADR                                      98,400
                                                                                   --------------
                                                                                          501,370
                                                                                   --------------
               CANADA -- 0.5%
       18,600  Canadian Natural Resources                                                 602,919
       18,300  EnCana Corp                                                                745,278
       15,700  National Bank of Canada                                                    514,754
                                                                                   --------------
                                                                                        1,862,951
                                                                                   --------------
               CHINA -- 0.2%
       10,300  China Telecom Corp Ltd ADR                                                 331,969
      324,000  CNOOC Ltd                                                                  151,936
      258,000  PetroChina Co Ltd Class H                                                  130,529
        6,999  Weiqiao Textile Co                                                          11,203
      166,000  Zhejiang Expressway Co Ltd                                                 113,006
                                                                                   --------------
                                                                                          738,643
                                                                                   --------------
               DENMARK -- 0.0%
        1,600  DFDS A/S                                                                    60,241
                                                                                   --------------

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES      DESCRIPTION                                                           VALUE ($)
-------------------------------------------------------------------------------------------------
               FINLAND -- 1.5%
       30,100  Finnair Class A                                                            173,055
       46,600  Fortum Oyj                                                                 654,643
       15,500  Kemira Oyj                                                                 192,744
      239,750  Nokia Oyj                                                                2,832,274
        5,000  Orion-Yhtymae Oyj Class B                                                  143,999
       37,700  Rautaruukki Oyj                                                            343,919
       59,100  Sampo Oyj Class A                                                          584,261
       17,100  Tietoenator Oyj                                                            452,318
       26,700  UPM-Kymmene Oyj                                                            511,217
                                                                                   --------------
                                                                                        5,888,430
                                                                                   --------------
               FRANCE -- 4.2%
        2,804  Air Liquide                                                                440,388
       50,797  Arcelor                                                                    869,616
       28,847  Axa                                                                        592,977
       20,433  BNP Paribas                                                              1,242,766
        4,173  Bongrain SA                                                                264,135
        5,024  Chargeurs SA                                                               157,942
       33,019  Cie de Saint-Gobain                                                      1,666,070
        3,385  Eiffage SA                                                                 309,869
        1,821  Eramet                                                                     109,758
        2,228  Esso S.A.F.                                                                302,719
       78,769  Havas SA                                                                   376,852
       29,498  Peugeot SA                                                               1,775,382
       13,901  Societe Generale                                                         1,192,705
       91,057  Suez SA                                                                  1,772,854
          786  Total Gabon                                                                317,462
       21,367  Total SA                                                                 4,180,437
       30,868  Vivendi Universal SA *                                                     766,866
                                                                                   --------------
                                                                                       16,338,798
                                                                                   --------------
               GERMANY -- 7.7%
        7,958  Adidas-Salomon AG                                                        1,024,590
       11,825  Bankgesellschaft Berlin AG *                                                28,944
       40,788  Bayer AG                                                                 1,053,762

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES      DESCRIPTION                                                           VALUE ($)
-------------------------------------------------------------------------------------------------
               GERMANY -- CONTINUED
        9,400  Continental AG                                                             488,753
       40,072  DaimlerChrysler AG (Registered)                                          1,671,557
          709  Degussa AG                                                                  25,164
       14,791  Deutsche Bank AG (Registered)                                            1,013,430
       71,370  E. On AG                                                                 5,085,581
       10,800  IWKA AG                                                                    253,330
        2,000  Krones AG                                                                  175,802
       48,800  MAN AG                                                                   1,663,646
       30,200  Merck KGaA                                                               1,592,407
        8,096  Metro AG                                                                   376,090
       17,600  Mobilcom AG                                                                238,304
        7,343  Puma AG Rudolf Dassler Sport                                             1,799,578
       42,800  RWE AG                                                                   2,100,422
        8,500  SAP AG                                                                   1,238,677
       58,900  Schering AG                                                              3,277,215
       46,827  Siemens AG (Registered)                                                  3,228,570
       21,341  Suedzucker AG                                                              398,977
       65,849  ThyssenKrupp AG                                                          1,232,725
       52,730  Volkswagen AG                                                            2,039,921
                                                                                   --------------
                                                                                       30,007,445
                                                                                   --------------
               GREECE -- 0.2%
       29,915  National Bank of Greece SA                                                 654,748
                                                                                   --------------
               HONG KONG -- 1.5%
      392,500  BOC Hong Kong Holdings Ltd                                                 707,149
       92,000  China Mobile Ltd                                                           269,124
      269,400  CLP Holdings Ltd                                                         1,559,270
      272,000  Hang Lung Group Co Ltd                                                     420,581
      443,000  Hong Kong Electric Holdings Ltd                                          1,980,535
        4,000  Hong Kong Land Holdings                                                      7,578
      102,000  Sun Hung Kai Properties Ltd                                                951,684
                                                                                   --------------
                                                                                        5,895,921
                                                                                   --------------
               HUNGARY -- 0.1%
       14,900  OTP Bank                                                                   324,889
                                                                                   --------------

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES      DESCRIPTION                                                           VALUE ($)
-------------------------------------------------------------------------------------------------
               INDIA -- 0.1%
        8,300  Mahanagar Telephone Nigam                                                   54,448
       11,783  Reliance Industries Ltd GDR 144A                                           251,449
                                                                                   --------------
                                                                                          305,897
                                                                                   --------------
               INDONESIA -- 0.2%
      279,999  Astra International Tbk                                                    190,876
      508,227  Bank Central Asia Tbk                                                       98,018
      920,000  Indah Kiat Pulp & Paper *                                                   69,323
      577,000  Indonesian Satellite Corp Tbk PT                                           258,630
    1,433,000  PT Bank Mandiri                                                            191,686
      743,000  PT Matahari Putra Prima Tbk                                                 39,953
                                                                                   --------------
                                                                                          848,486
                                                                                   --------------
               IRELAND -- 1.1%
       37,632  Allied Irish Banks Plc                                                     594,357
       42,104  Anglo Irish Bank Corp                                                      702,632
      125,098  Bank of Ireland                                                          1,679,478
       51,677  CRH Plc                                                                  1,174,380
       32,149  Greencore Group                                                            115,454
                                                                                   --------------
                                                                                        4,266,301
                                                                                   --------------
               ITALY -- 3.3%
      100,547  Enel SPA                                                                   778,197
      482,760  ENI SPA                                                                  9,918,134
        3,111  Fiat SPA (Savings Shares) *                                                 15,314
      118,184  Parmalat Finanziaria SPA * (a) (b)                                           1,436
    1,064,895  Telecom Italia SPA                                                       2,342,572
                                                                                   --------------
                                                                                       13,055,653
                                                                                   --------------
               JAPAN -- 24.8%
       27,190  Acom Co Ltd                                                              1,794,304
       99,000  AIOI Insurance Co Ltd                                                      433,315
        6,900  Aoki International                                                          90,527
       74,000  Chubu Electric Power Co Inc                                              1,625,875
       19,900  Chugoku Electric Power Co Inc                                              349,764

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES      DESCRIPTION                                                           VALUE ($)
-------------------------------------------------------------------------------------------------
               JAPAN -- CONTINUED
      216,000  Cosmo Oil Co Ltd                                                           630,712
       21,700  Daewoo Motor Sales                                                         129,797
       87,700  Daiichi Pharmaceuticals Co Ltd                                           1,521,276
       18,000  Daio Paper Corp                                                            187,605
       37,200  Daito Trust Construction Co Ltd                                          1,413,692
       60,000  Daiwa House Industry Co Ltd                                                623,342
       25,000  Denso Corp                                                                 615,520
       55,000  Eisai Co Ltd                                                             1,570,860
       34,000  Ezaki Glico Co Ltd                                                         236,861
       10,000  Fast Retailing Co Ltd                                                      721,958
      308,000  Fuji Heavy Industries Ltd                                                1,555,487
       37,000  Fuji Photo Film Co Ltd                                                   1,163,223
      304,000  Furukawa Electric Co Ltd *                                               1,230,589
      302,000  Hitachi Ltd                                                              1,901,750
       30,500  Honda Motor Co Ltd                                                       1,519,885
       12,600  Hoya Corp                                                                1,216,105
       28,000  Hyundai Marine & Fire Insurance Co                                          81,285
      349,000  Ishikawajima-Harima Heavy Industries *                                     519,827
      426,000  Isuzu Motors Ltd *                                                       1,003,437
      285,000  Itochu Corp *                                                            1,178,571
       57,000  Itoham Foods Inc                                                           273,953
       23,000  Ito-Yokado Co Ltd                                                          851,251
       12,000  Izumiya Co Ltd                                                              76,174
       37,000  JACCS Co                                                                   198,892
      272,000  Kajima Corp                                                                942,165
      140,000  Kamigumi Co Ltd                                                          1,058,627
       55,000  Kandenko Co                                                                289,272
       67,000  Kansai Electric Power Co Inc                                             1,229,837
       90,000  Kansai Paint Co                                                            579,384
      130,000  Kao Corp                                                                 3,198,612
          116  KDDI Corp                                                                  558,914
       90,000  Kirin Brewery Co Ltd                                                       812,556
       58,000  Kubota Corp                                                                291,569
       28,800  Kyocera Corp                                                             2,113,577
       46,000  Kyudenko Corp                                                              214,416
       34,700  Kyushu Electric Power Co Inc                                               662,130

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES      DESCRIPTION                                                           VALUE ($)
-------------------------------------------------------------------------------------------------
               JAPAN -- CONTINUED
       31,000  Maeda Road Construction                                                    213,747
      357,000  Marubeni Corp                                                              853,078
       54,000  Marui Co Ltd                                                               715,609
      297,000  Mazda Motor Corp                                                           963,892
           79  Millea Holdings Inc                                                      1,091,380
      241,000  Mitsubishi Electric Corp                                                 1,167,784
       34,000  Mitsubishi Motors Corp *                                                    29,320
       72,000  Mitsubishi Paper Mills Ltd                                                 105,819
          328  Mitsubishi Tokyo Finance Group Inc                                       2,961,053
       82,000  Mitsui OSK Lines Ltd                                                       488,190
          825  Mizuho Financial Group Inc                                               3,349,648
       34,000  Mizuno Corp                                                                144,127
        7,000  MOS Food Services                                                           86,012
       59,000  Nagase & Co                                                                465,947
        3,900  Nintendo Co Ltd                                                            420,251
       43,000  Nippo Corp                                                                 253,121
      124,000  Nippon Express Co Ltd                                                      637,978
       34,000  Nippon Flour Mills Co Ltd                                                  152,662
       27,000  Nippon Paint Co                                                            103,073
       55,000  Nippon Suisan Kaisha Ltd                                                   152,438
       50,000  Nisshin Seifun Group Inc                                                   498,929
      404,000  Nisshin Steel Co Ltd                                                       862,938
       77,000  Nisshinbo Industries Inc                                                   545,617
        1,000  NOF Corp                                                                     3,690
       32,000  Okumura Corp                                                               152,488
       25,200  Ono Pharmaceutical Co Ltd                                                1,123,024
       16,100  ORIX Corp                                                                1,654,383
       29,600  Promise Co                                                               1,882,758
           87  Rakuten Inc                                                                603,976
       13,200  Ryosan Co                                                                  301,456
       96,000  Sankyo Co Ltd                                                            2,013,328
       67,000  Seino Transportation Co Ltd                                                633,249
       43,000  Sharp Corp                                                                 601,375
      167,000  Shimizu Corp                                                               739,201
      128,000  Sumitomo Heavy Industries Ltd *                                            393,082
      630,000  Sumitomo Metal Industries Ltd                                              730,787

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES      DESCRIPTION                                                           VALUE ($)
-------------------------------------------------------------------------------------------------
               JAPAN -- CONTINUED
      259,000  Taiheiyo Cement Corp                                                       617,242
      213,000  Taisei Corp                                                                731,644
       78,000  Taisho Pharmaceutical Co Ltd                                             1,489,834
        6,000  Takara Holdings Inc                                                         38,932
      239,500  Takeda Pharmaceutical Co Ltd                                            10,827,834
       23,850  Takefuji Corp                                                            1,667,968
        6,200  TDK Corp                                                                   410,876
       30,000  TOA Corp                                                                    51,901
       64,500  Tohoku Electric Power Co Inc                                             1,101,530
       82,300  Tokyo Electric Power Co Inc                                              1,898,918
       96,000  TonenGeneral Sekiyu KK                                                     800,746
      123,000  Toppan Printing Co Ltd                                                   1,274,885
      121,000  Toshiba Corp                                                               447,244
       33,000  Toyo Ink Manufacturing Co Ltd                                              118,808
       41,000  Toyo Seikan Kaisha Ltd                                                     693,117
      184,300  Toyota Motor Corp                                                        7,275,390
       26,000  Trend Micro Inc                                                          1,134,171
          120  Yahoo Japan Corp *                                                       1,157,751
       19,500  Yamanouchi Pharmaceutical Co Ltd                                           676,651
       20,000  Yamato Transport Co Ltd                                                    304,871
       46,000  Yodogawa Steel Works                                                       199,097
                                                                                   --------------
                                                                                       96,681,716
                                                                                   --------------
               MALAYSIA -- 0.3%
       72,000  IOI Corp Berhad                                                            163,925
       60,000  Kuala Lumpur Kepong Berhad                                                 102,437
       49,000  Malakoff Berhad                                                             81,414
       49,000  Malaysian International Shipping Berhad (Foreign Registered)               161,121
      254,000  Malaysian Plantations Berhad                                               149,345
      104,700  Maxis Communications Berhad                                                235,288
       28,000  Proton Holdings Berhad *                                                    57,105
      316,000  Time Engineering Berhad *                                                   59,799
                                                                                   --------------
                                                                                        1,010,434
                                                                                   --------------

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES      DESCRIPTION                                                           VALUE ($)
-------------------------------------------------------------------------------------------------
               MEXICO -- 0.3%
        5,500  America Movil SA de CV Class L ADR                                         188,375
       63,000  Carso Global Telecom Class A *                                              92,296
       52,150  Cemex SA de CV CPO                                                         295,801
       48,000  Grupo Mexico SA Class B *                                                  171,165
       41,000  Organizacion Soriana SA de CV Class B                                      120,636
       11,900  Telefonos de Mexico Class L ADR                                            385,441
                                                                                   --------------
                                                                                        1,253,714
                                                                                   --------------
               NETHERLANDS -- 6.5%
      354,893  ABN Amro Holdings NV                                                     7,557,480
       97,972  Aegon NV                                                                 1,049,406
       43,981  Akzo Nobel NV                                                            1,483,882
        4,187  Boskalis Westminster NV                                                    101,932
       14,782  DSM NV                                                                     720,808
        2,671  Gamma Holdings NV                                                          100,603
      411,806  ING Groep NV                                                            10,086,479
      292,851  Koninklijke Ahold NV *                                                   1,817,377
        2,003  Koninklijke Ten Cate                                                       102,120
       23,011  Koninklijke Wessanen NV                                                    323,483
       62,265  Philips Electronics NV                                                   1,444,152
        4,088  Van Ommeren Vopak NV                                                        69,674
        7,502  Wereldhave NV                                                              640,280
                                                                                   --------------
                                                                                       25,497,676
                                                                                   --------------
               NEW ZEALAND -- 0.0%
        4,424  Fletcher Building Ltd                                                       15,024
                                                                                   --------------
               NORWAY -- 3.1%
       21,806  Aker Kvaerner ASA *                                                        308,794
      242,860  DNB Holdings Class A                                                     1,850,165
       24,004  Frontline Ltd                                                              898,063
       45,861  Norsk Hydro ASA                                                          2,862,252
       28,603  Norske Skogindustrier ASA Class A                                          477,060
       68,300  Orkla ASA                                                                1,726,736
      149,115  Statoil ASA                                                              1,903,605

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES      DESCRIPTION                                                           VALUE ($)
-------------------------------------------------------------------------------------------------
               NORWAY -- CONTINUED
       72,182  Tandberg ASA                                                               646,566
      198,823  Telenor ASA                                                              1,440,294
                                                                                   --------------
                                                                                       12,113,535
                                                                                   --------------
               PHILIPPINES -- 0.1%
        6,000  Globe Telecom Inc                                                           93,518
       12,240  Philippine Long Distance Telephone *                                       276,375
       33,000  San Miguel Corp Class B                                                     40,477
                                                                                   --------------
                                                                                          410,370
                                                                                   --------------
               POLAND -- 0.0%
        2,750  BRE Bank SA *                                                               74,602
       13,300  Polski Koncern Naftowy Orlen                                               117,653
                                                                                   --------------
                                                                                          192,255
                                                                                   --------------
               RUSSIA -- 0.2%
        4,150  Lukoil ADR                                                                 489,700
        7,100  Surgutneftegaz ADR                                                         244,950
                                                                                   --------------
                                                                                          734,650
                                                                                   --------------
               SINGAPORE -- 1.7%
       30,550  Creative Technology Ltd                                                    327,265
      109,000  DBS Group Holdings Ltd                                                     996,057
       67,500  Fraser & Neave Ltd                                                         553,461
      148,000  Keppel Corp Ltd                                                            615,715
      145,000  Oversea-Chinese Banking Corp                                             1,128,747
    2,180,100  Singapore Telecom Ltd *                                                  2,918,300
                                                                                   --------------
                                                                                        6,539,545
                                                                                   --------------
               SOUTH AFRICA -- 0.5%
       27,771  ABSA Group Ltd                                                             230,342
       81,000  African Bank Investments Ltd                                               144,585
       10,000  Bidvest Group Ltd                                                           90,090
      104,000  FirstRand Ltd                                                              167,362
       17,278  Iscor Ltd                                                                  119,591

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES      DESCRIPTION                                                           VALUE ($)
-------------------------------------------------------------------------------------------------
               SOUTH AFRICA -- CONTINUED
       12,000  Remgro Ltd                                                                 146,216
      118,900  Sanlam Ltd                                                                 160,552
       19,000  Sasol Ltd                                                                  324,884
       19,000  Standard Bank Investment Corp *                                            126,770
        8,681  Telkom SA Ltd                                                              103,629
       10,000  Tiger Brands Ltd                                                           143,660
                                                                                   --------------
                                                                                        1,757,681
                                                                                   --------------
               SOUTH KOREA -- 1.2%
       12,700  Daewoo Shipbuilding & Marine Engineering Co Ltd                            143,478
       11,500  Dongkuk Steel Mill                                                         117,678
       27,900  Dongwon Financial Holding Co Ltd                                           146,631
        3,200  Hankuk Electric Glass Co Ltd                                               125,270
        8,000  Hyundai Department Store Co Ltd                                             92,655
        2,900  Hyundai Mobis                                                              142,977
        6,610  Hyundai Motor Co                                                           287,747
       20,600  INI Steel Co                                                               215,118
       25,800  KIA Motors Corp                                                            227,070
        8,800  Korea Express Co Ltd *                                                     145,768
        6,000  KT Freetel                                                                  94,318
        5,600  KT&G Corp                                                                  142,855
       11,600  LG Cable & Machinery Ltd                                                   166,884
          928  LG Home Shopping Inc                                                        37,449
       21,700  LG Insurance Co Ltd                                                         92,111
       16,400  Poongsan Corp                                                              155,772
        2,900  POSCO                                                                      415,915
        3,090  Samsung Electronics                                                      1,216,043
        1,100  Shinsegae Co Ltd                                                           288,960
          900  SK Telecom Co Ltd                                                          135,492
        5,500  SK Telecom Co Ltd ADR                                                      103,950
                                                                                   --------------
                                                                                        4,494,141
                                                                                   --------------
               SPAIN -- 2.2%
       30,971  Altadis SA                                                                 965,739
       54,234  Banco Santander Central Hispano SA                                         533,296

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES      DESCRIPTION                                                           VALUE ($)
-------------------------------------------------------------------------------------------------
               SPAIN -- CONTINUED
      151,873  Endesa SA                                                                2,817,314
       90,075  Iberdrola SA                                                             1,840,751
      114,883  Repsol YPF SA                                                            2,380,950
        8,620  Tableros Defibras Class B *                                                 11,556
                                                                                   --------------
                                                                                        8,549,606
                                                                                   --------------
               SWEDEN -- 3.1%
       31,500  Electrolux AB                                                              577,862
       22,700  Holmen AB Class B                                                          649,934
      419,300  Nordea AB                                                                3,222,043
      130,100  Skanska AB Class B                                                       1,173,524
        4,100  SSAB Swedish Steel Class B                                                  68,614
        7,200  Svenska Handelsbanken Class B                                              138,480
      164,000  Swedish Match AB                                                         1,664,058
    1,627,500  Telefonaktiebolaget LM Ericsson *                                        4,412,824
                                                                                   --------------
                                                                                       11,907,339
                                                                                   --------------
               SWITZERLAND -- 3.7%
        6,497  Bobst Group AG (Registered)                                                203,697
       38,400  Credit Suisse Group *                                                    1,200,422
       18,215  Micronas Semiconductor Holding AG (Registered) *                           705,572
          263  Movenpick Holdings (Bearer) *                                               66,009
        2,881  Nestle SA (Registered)                                                     681,852
       50,961  Roche Holding AG (Non Voting)                                            4,949,062
        3,215  Straumann Holding AG                                                       629,803
       10,353  Swisscom AG (Registered)                                                 3,424,515
       13,955  UBS AG (Registered)                                                        939,478
        1,491  Valora Holding AG                                                          326,206
        8,199  Zurich Financial Services AG *                                           1,147,668
                                                                                   --------------
                                                                                       14,274,284
                                                                                   --------------
               TAIWAN -- 0.6%
       77,000  Asustek Computer Inc                                                       172,615
      313,120  Cheng Loong Corp                                                           105,726
      307,000  China Bills Finance Corp                                                    91,865

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES      DESCRIPTION                                                           VALUE ($)
-------------------------------------------------------------------------------------------------
               TAIWAN -- CONTINUED
      350,000  China Development Financial Holding Corp *                                 155,984
      146,000  Chunghwa Telecom Co Ltd                                                    232,046
       37,949  Hon Hai Precision Industry Co Ltd                                          124,659
      200,550  International Bank of Taipei                                               133,330
      178,000  Inventec Co Ltd                                                             95,657
      145,200  Lite-On Technology Corp                                                    136,094
      254,000  Mitac International Corp                                                   100,403
      210,000  Taiwan Cellular Corp                                                       198,152
      173,664  Taiwan Semiconductor Manufacturing Co Ltd                                  241,729
        5,174  Taiwan Semiconductor Manufacturing Co Ltd ADR                               39,064
      535,000  United Microelectronics Corp *                                             362,024
      306,000  Walsin Lihwa Corp *                                                        150,850
      528,000  Waterland Financial Holdings                                               186,114
                                                                                   --------------
                                                                                        2,526,312
                                                                                   --------------
               THAILAND -- 0.1%
      105,000  Advanced Info Service Pcl (Foreign Registered) (b)                         238,235
        2,800  Bangkok Dusit Medical Service Pcl (Foreign Registered) (b)                     867
       15,000  PTT Exploration & Production Pcl (Foreign Registered) (b)                  100,840
                                                                                   --------------
                                                                                          339,942
                                                                                   --------------
               TURKEY -- 0.4%
   28,434,120  Ak Enerji Elektrik Uretim *                                                124,900
   47,858,928  Akbank TAS                                                                 204,063
   13,027,450  Aksa Akrilik Kimya Sanayii *                                               110,718
   35,588,598  Aksigorta AS                                                               107,805
   18,995,000  Tupras Turkiye Petrol Rafine                                               146,435
   73,101,411  Turkcell Iletisim Hizmet AS                                                267,285
   74,767,105  Turkiye Garanti Bankasi Class C *                                          244,998
   40,816,326  Vestel Elektronik Sanayi *                                                 148,104
  106,449,000  Yapi ve Kredi Bankasi *                                                    254,481
                                                                                   --------------
                                                                                        1,608,789
                                                                                   --------------

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES      DESCRIPTION                                                           VALUE ($)
-------------------------------------------------------------------------------------------------
               UNITED KINGDOM -- 21.0%
       37,237  Abbey National Plc                                                         401,530
       48,229  Alliance & Leicester Plc                                                   781,045
      106,800  Allied Domecq Plc                                                          856,448
       26,522  AstraZeneca Plc                                                          1,222,595
      357,351  Aviva Plc                                                                3,428,933
       24,859  AWG Plc *                                                                  283,906
   12,970,244  AWG Plc (Redeemable Shares) *                                               22,633
       56,634  BAA Plc                                                                    566,575
      369,935  BAE Systems Plc                                                          1,339,907
      248,853  Barclays Plc                                                             2,303,059
      155,491  Barratt Developments Plc                                                 1,657,344
      188,417  BBA Group Plc                                                              885,311
       44,828  Berkeley Group Plc                                                         982,018
      272,627  BG Group Plc                                                             1,685,847
      190,423  BHP Billiton Plc                                                         1,798,585
      129,004  Boots Group Plc                                                          1,576,649
      750,953  BP Plc                                                                   6,672,768
      453,690  BT Group Plc                                                             1,494,236
       19,005  Carnival Plc                                                               916,294
      378,473  Centrica Plc                                                             1,678,986
      511,915  Corus Group Plc *                                                          407,502
        1,267  De Vere Group Plc                                                            9,520
      654,853  Dixons Group Plc (New Shares)                                            1,862,965
       22,980  Enterprise Inns Plc                                                        227,080
       83,917  Gallaher Group Plc                                                         999,145
      320,978  GlaxoSmithKline Plc                                                      6,544,978
       36,679  Great Portland Estates Plc                                                 181,482
       63,857  GUS Plc                                                                    977,396
      148,163  HBOS Plc                                                                 1,816,669
       77,797  HSBC Holdings Plc                                                        1,211,376
      164,360  Imperial Chemical Industries Plc                                           655,956
      127,471  Imperial Tobacco Group Plc                                               2,817,833
       26,429  Inchcape Plc                                                               789,090
        7,793  ITV Plc (Convertible Shares) *                                               5,818
      149,076  J Sainsbury Plc                                                            700,380
      100,619  Kelda Group Plc                                                            956,685

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES      DESCRIPTION                                                           VALUE ($)
-------------------------------------------------------------------------------------------------
               UNITED KINGDOM -- CONTINUED
       67,837  Kingfisher Plc                                                             339,258
       24,796  Laird Group                                                                143,206
       56,225  Land Securities Group Plc                                                1,165,121
      961,188  Lloyds TSB Group Plc                                                     7,228,970
            3  Mitchells & Butlers Plc                                                         14
      963,637  mmO2 Plc *                                                               1,562,262
      199,623  National Grid Transco Plc                                                1,672,671
       57,543  Next Plc                                                                 1,545,074
      289,754  Northern Foods Plc                                                         812,686
       67,314  Provident Financial Plc                                                    721,687
       40,739  Reckitt Benckiser Plc                                                    1,072,092
       48,100  RMC Group Plc                                                              552,508
      332,882  Rolls-Royce Group Plc                                                    1,393,736
       93,335  SABMiller Plc                                                            1,162,440
       58,547  Scottish & Newcastle Plc                                                   419,133
      153,945  Scottish & Southern Energy Plc                                           2,046,970
      119,841  Scottish Power Plc                                                         869,402
       48,832  Severn Trent Plc                                                           762,603
      145,230  Tate & Lyle Plc                                                            939,575
      286,900  Taylor Woodrow Plc                                                       1,416,230
      416,417  Tesco Plc                                                                1,998,260
       83,384  Whitbread Plc                                                            1,226,520
      176,315  Wimpey (George)                                                          1,336,826
       44,488  Wolseley Plc                                                               682,790
                                                                                   --------------
                                                                                       81,788,578
                                                                                   --------------

               TOTAL COMMON STOCKS (COST $334,702,726)                                377,204,788
                                                                                   --------------

               PREFERRED STOCKS -- 1.5%

               BRAZIL -- 0.4%
        3,000  Banco Bradesco SA                                                          145,960
    1,424,000  Banco Itau Holding Financeira SA                                           144,196
    7,988,000  Compania Energetica de Minas Gerais 2.88%                                  147,069
   27,731,000  Compania Paranaense de Energia                                              94,548

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

  SHARES /
PAR VALUE ($)  DESCRIPTION                                                           VALUE ($)
-------------------------------------------------------------------------------------------------
               BRAZIL -- CONTINUED
        9,000  Compania Vale do Rio Doce Class A                                          147,105
        8,000  Gerdau Metalurgica SA                                                      165,019
       13,812  Gerdau SA                                                                  228,159
      119,825  Investimentos Itau SA 2.68%                                                146,666
       12,181  Petroleo Brasileiro SA (Petrobras) 3.01%                                   340,553
       67,401  Sadia SA                                                                   114,901
                                                                                   --------------
                                                                                        1,674,176
                                                                                   --------------
               GERMANY -- 1.0%
        2,100  Porsche AG (Non Voting) 0.83%                                            1,279,488
       45,900  ProSieben Sat.1 Media AG 2.00%                                             805,887
        7,491  RWE AG 4.35%                                                               311,195
       24,807  Villeroy & Boch AG (Non Voting) 5.78%                                      259,405
       39,240  Volkswagen AG 5.30%                                                      1,041,428
                                                                                   --------------
                                                                                        3,697,403
                                                                                   --------------
               ITALY -- 0.0%
        5,517  Fiat SPA 4.95%                                                              26,056
                                                                                   --------------
               SOUTH KOREA -- 0.1%
        4,200  Hyundai Motor Co 5.05%                                                      92,756
        2,700  LG Electronics Inc                                                          71,484
        1,000  Samsung Electronics (Non Voting) 4.08%                                     259,059
                                                                                   --------------
                                                                                          423,299
                                                                                   --------------

               TOTAL PREFERRED STOCKS (COST $5,180,332)                                 5,820,934
                                                                                   --------------

               SHORT-TERM INVESTMENTS -- 0.6%

               CASH EQUIVALENT -- 0.5%
    1,900,000  Societe Generale GC Time Deposit, 1.57%, due 09/01/04                    1,900,000
                                                                                   --------------

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

PAR VALUE ($)  DESCRIPTION                                                            VALUE ($)
-------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT -- 0.1%
    650,000    U.S. Treasury Bill, 0.96%, due 9/23/04 (c)                                 649,597
                                                                                   --------------

               TOTAL SHORT-TERM INVESTMENTS (COST $2,549,597)                           2,549,597
                                                                                   --------------

               TOTAL INVESTMENTS -- 98.9%
               (Cost $342,432,655)                                                    385,575,319

               Other Assets and Liabilities (net) -- 1.1%                               4,118,284
                                                                                   --------------

               TOTAL NET ASSETS -- 100.0%                                          $  389,693,603
                                                                                   ==============

               NOTES TO SCHEDULE OF INVESTMENTS:

               144A- Securities exempt from registration under rule 144A
                   of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

               ADR - American Depositary Receipt
               Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.
               GDR - Global Depository Receipt

               *   Non-income producing security.
               (a) Bankrupt issuer.
               (b) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees
                   (Note 2).
               (c) Rate shown represents yield to maturity.

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

At August 31, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                                                      GROSS
                            GROSS UNREALIZED        UNREALIZED          NET UNREALIZED
      AGGREGATE COST          APPRECIATION         DEPRECIATION          APPRECIATION
     -----------------      -----------------     ----------------      ----------------
       $ 342,524,571          $ 48,555,912         $ (5,505,164)          $ 43,050,748

At February 29, 2004, GMO Tax-Managed International Equities Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Internal Revenue Code, of $667,336, $6,951,109 and $4,807,000 expiring in 2009, 2010 and 2011, respectively. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Internal Revenue Code related to share ownership activity. At February 29, 2004, the Fund elected to defer to March 1, 2004 post-October capital losses of $322,816.

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- INDUSTRY SECTOR SUMMARY
(SHOWING PERCENTAGE OF EQUITY INVESTMENTS)
AUGUST 31, 2004 (UNAUDITED)

At August 31, 2004, industry sector diversification of the Fund's equity investments was as follows:

      INDUSTRY SECTOR

      Financials                                                           23.5%
      Consumer Discretionary                                               13.3
      Energy                                                               10.5
      Health Care                                                          10.4
      Utilities                                                             9.4
      Industrials                                                           8.3
      Consumer Staples                                                      8.2
      Information Technology                                                5.9
      Materials                                                             5.9
      Telecommunication Services                                            4.6
                                                                         -------
                                                                          100.0%
                                                                         =======

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2004 (UNAUDITED)

ASSETS:
     Investments, at value (cost $342,432,655) (Note 2)                            $   385,575,319
     Cash                                                                                   80,865
     Foreign currency, at value (cost $3,690,440) (Note 2)                               2,915,327
     Receivable for investments sold                                                       137,072
     Dividends and interest receivable                                                   1,115,810
     Foreign taxes receivable                                                              191,863
     Receivable for variation margin on closed futures contracts (Note 2)                      113
     Receivable for expenses reimbursed by Manager (Note 3)                                 49,228
                                                                                   ---------------

      Total assets                                                                     390,065,597
                                                                                   ---------------

LIABILITIES:
     Payable for investments purchased                                                      63,722
     Payable to affiliate for (Note 3):
       Management fee                                                                      173,966
       Shareholder service fee                                                              48,324
       Trustees fee                                                                            497
     Accrued expenses                                                                       85,485
                                                                                   ---------------

      Total liabilities                                                                    371,994
                                                                                   ---------------
NET ASSETS                                                                         $   389,693,603
                                                                                   ===============

NET ASSETS CONSIST OF:
     Paid-in capital                                                               $   357,130,655
     Accumulated undistributed net investment income                                     4,648,701
     Accumulated net realized loss                                                     (14,445,497)
     Net unrealized appreciation                                                        42,359,744
                                                                                   ---------------
                                                                                   $   389,693,603
                                                                                   ===============

NET ASSETS ATTRIBUTABLE TO:
     Class III shares                                                              $   389,693,603
                                                                                   ===============

SHARES OUTSTANDING:
     Class III                                                                          29,680,862
                                                                                   ===============

NET ASSET VALUE PER SHARE:
     Class III                                                                     $         13.13
                                                                                   ===============

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
     Dividends (net of withholding taxes of $908,490)                              $     6,864,691
     Interest                                                                               59,623
                                                                                   ---------------

        Total income                                                                     6,924,314
                                                                                   ---------------

EXPENSES:
     Management fee (Note 3)                                                               907,608
     Shareholder service fee (Note 3) - Class III                                          252,113
     Custodian fees                                                                        199,916
     Transfer agent fees                                                                    13,984
     Audit and tax fees                                                                     22,448
     Legal fees                                                                              4,048
     Trustees fees and related expenses (Note 3)                                             2,193
     Registration fees                                                                       5,336
     Miscellaneous                                                                           1,565
                                                                                   ---------------
         Total expenses                                                                  1,409,211
     Fees and expenses reimbursed by Manager (Note 3)                                     (246,192)
                                                                                   ---------------
         Net expenses                                                                    1,163,019
                                                                                   ---------------

           Net investment income                                                         5,761,295
                                                                                   ---------------

REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) on:
         Investments (net of CPMF tax of $280) (Note 2)                                 (1,387,962)
         Closed futures contracts                                                         (572,186)
         Foreign currency, forward contracts and foreign currency
           related transactions                                                            349,953
                                                                                   ---------------

           Net realized loss                                                            (1,610,195)
                                                                                   ---------------

     Change in net unrealized appreciation (depreciation) on:
         Investments                                                                       145,397
         Foreign currency, forward contracts and foreign currency
           related transactions                                                           (796,092)
                                                                                   ---------------

        Net unrealized loss                                                               (650,695)
                                                                                   ---------------

         Net realized and unrealized loss                                               (2,260,890)
                                                                                   ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $     3,500,405
                                                                                   ===============

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                        SIX MONTHS ENDED      YEAR ENDED
                                                                         AUGUST 31, 2004      FEBRUARY 29,
                                                                           (UNAUDITED)           2004
                                                                         ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
     Net investment income                                               $     5,761,295    $     2,701,898
     Net realized gain (loss)                                                 (1,610,195)         3,031,620
     Change in net unrealized appreciation (depreciation)                       (650,695)        55,866,455
                                                                         ---------------    ---------------
     Net increase in net assets from operations                                3,500,405         61,599,973
                                                                         ---------------    ---------------

Distributions to shareholders from:
     Net investment income
       Class III                                                              (1,601,234)        (3,864,362)
                                                                         ---------------    ---------------

     Net share transactions (Note 6):
       Class III                                                              96,434,143        138,915,936
                                                                         ---------------    ---------------

       Total increase in net assets                                           98,333,314        196,651,547

NET ASSETS:
     Beginning of period                                                     291,360,289         94,708,742
                                                                         ---------------    ---------------
     End of period (including accumulated
       undistributed net investment income of
       $4,648,701 and $488,640, respectively)                            $   389,693,603    $   291,360,289
                                                                         ===============    ===============

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITY FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        SIX MONTHS ENDED                             YEAR ENDED FEBRUARY 28/29,
                                         AUGUST 31, 2004        -------------------------------------------------------------------
                                           (UNAUDITED)             2004           2003          2002          2001          2000
                                           -----------          ----------     ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD       $     13.19          $     8.73     $     9.70    $    10.79    $    10.43    $     9.71
                                           -----------          ----------     ----------    ----------    ----------    ----------
Income from investment operations:
   Net investment income +                        0.23                0.21           0.19          0.25          0.23          0.15
   Net realized and unrealized
     gain (loss)                                 (0.23)               4.55          (0.90)        (1.03)         0.29          0.70
                                           -----------          ----------     ----------    ----------    ----------    ----------
      Total from investment
        operations                                  --                4.76          (0.71)        (0.78)         0.52          0.85
                                           -----------          ----------     ----------    ----------    ----------    ----------

Less distributions to shareholders:
   From net investment income                    (0.06)              (0.30)         (0.26)        (0.31)        (0.16)        (0.13)
                                           -----------          ----------     ----------    ----------    ----------    ----------

      Total distributions                        (0.06)              (0.30)         (0.26)        (0.31)        (0.16)        (0.13)
                                           -----------          ----------     ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF PERIOD             $     13.13          $    13.19     $     8.73    $     9.70    $    10.79    $    10.43
                                           ===========          ==========     ==========    ==========    ==========    ==========
TOTAL RETURN (a)                                 (0.01)%**           54.99%         (7.47)%       (7.16)%        5.03%         8.65%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
     (000's)                               $   389,694          $  291,360     $   94,709    $   75,287    $   75,538    $  112,623
   Net expenses to average
     daily net assets                             0.69%*              0.69%          0.70%         0.69%         0.69%         0.69%
   Net investment income to
     average daily net assets                     1.73%(b)**          1.87%          1.98%         2.49%         2.11%         1.36%
   Portfolio turnover rate                          22%**               36%            48%           50%           56%            5%
   Fees and expenses
     reimbursed by the Manager
     to average daily net
     assets:                                      0.15%*              0.26%          0.45%         0.41%         0.34%         0.34%

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b) The ratio for the six months ended August 31, 2004, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.
+   Computed using average shares outstanding throughout the period.
*    Annualized.
**  Not annualized.

               See accompanying notes to the financial statements.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (UNAUDITED)

1.   ORGANIZATION

     GMO Tax-Managed International Equities Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high after-tax total return primarily through investment in non-U.S. equity securities. The Fund's benchmark is the MSCI EAFE Index (after-tax). The Fund's benchmark is computed by the Manager by applying the maximum historical applicable individual federal tax rate to the MSCI EAFE Index's dividend yield and to its estimated short-term and long-term realized capital gains (losses) (arising from changes in the constituents of the MSCI EAFE Index).

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. The values of securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund's investments will be valued at "fair value", as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect its value. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. As of August 31, 2004, there were no outstanding forward foreign currency contracts.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2004, there were no open futures contracts.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. As of August 31, 2004, there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. As of August 31, 2004, there were no open purchased option contracts.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2004, there were no open swap agreements.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. As of August 31, 2004, the Fund had no securities on loan.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. The Fund is subject to a Contribuicao Provisoria sobre Movimentacoes Financiera ("CPMF") tax which is applied to foreign exchange transactions representing capital inflows or outflows to the Brazilian market. The CPMF tax has been included in the net realized gain (loss) on investments at period end.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of 0.54% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

     GMO has entered into a binding agreement effective until at least June 30, 2005 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.54% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2004 was $1,365. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the August 31, 2004, aggregated $171,566,683 and $73,118,872, respectively.

5.   PRINCIPAL SHAREHOLDERS AND RELATED PARTIES

     At August 31, 2004, 46.1% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the outstanding shares of the Fund. Investment activities of these shareholders may have a material effect on the Fund. At August 31, 2004, 0.9% of the Fund was held by two related parties comprised of certain GMO employee accounts.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

6.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                  SIX MONTHS ENDED
                                                   AUGUST 31, 2004                    YEAR ENDED
                                                     (UNAUDITED)                  FEBRUARY 29, 2004
                                           ------------------------------    ------------------------------
                                              SHARES           AMOUNT           SHARES           AMOUNT
                                           -------------    -------------    -------------    -------------
     Class III:
     Shares sold                               7,598,972    $  96,624,285       12,008,797    $ 146,663,950
     Shares issued to shareholders in
      reinvestment of distributions               50,263          669,509          200,502        2,362,450
     Shares repurchased                          (65,098)        (859,651)        (963,205)     (10,110,464)
                                           -------------    -------------    -------------    -------------
     Net increase                              7,584,137    $  96,434,143       11,246,094    $ 138,915,936
                                           =============    =============    =============    =============

7.   SUBSEQUENT EVENT

     Effective October 5, 2004, GMO Trust appointed a Chief Compliance Officer and adopted a compliance plan in accordance with Rule 38a-1 under the Investment Company Act of 1940, as amended.

GMO TAX-MANAGED INTERNATIONAL EQUITIES FUND
(A SERIES OF GMO TRUST)

FUND EXPENSES
AUGUST 31, 2004 (UNAUDITED)

     The Fund incurs ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees and other expenses. The following table, assuming a $1,000 investment in a class of shares, discloses the ending account value and operating expenses incurred for the six months ended August 31, 2004, based on, (1) the class's actual return and actual expenses, and (2) a hypothetical annualized 5% return and the class's actual expenses:

     CLASS III

                                                   OPERATING
                       BEGINNING      ENDING        EXPENSE
                         VALUE        VALUE        INCURRED *
     -------------------------------------------------------
     1) Actual        $ 1,000.00     $   999.90     $ 3.48
     2) Hypothetical    1,000.00       1,021.73       3.52

     *Expenses are calculated using the Class III annualized expense ratio for the six months ended August 31, 2004 of 0.69%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     You can estimate expenses incurred for the six months ended August 31, 2004 on your investment in a particular class of shares by dividing your investment value at August 31, 2004 by $1,000 and then multiplying that result by the operating expenses of the class owned as calculated above. You can also use this information to compare ongoing expenses of investing in the Fund with those of other mutual funds.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2004

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

Beginning January 29, 2005, the Fund will be filing its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission's website at www.sec.gov. When filed, the Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund's website at www.gmo.com.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- TABULAR HOLDINGS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

DESCRIPTION                                                              % OF NET ASSETS
-----------------------------------------------------------------------------------------
Corporate Debt                                                                       5.9%
Foreign Government Obligations                                                       0.4
U.S. Government                                                                      4.8
U.S. Government Agency                                                               5.8
Mutual Funds                                                                        87.7
Preferred Stocks                                                                     0.5
Put Options Purchased                                                                0.1
Forward Currency Contracts                                                           0.1
Futures                                                                              0.0
Swaps                                                                                0.9
Short-Term Investments and Other Assets and Liabilities (net)                       (6.2)
                                                                        -----------------
                                                                                   100.0%
                                                                        =================

               See accompanying notes to the financial statements.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     PAR VALUE        DESCRIPTION                                                      VALUE ($)
--------------------------------------------------------------------------------------------------
                      DEBT OBLIGATIONS -- 16.9%

                      ALBANIA -- 0.5%

                      FOREIGN GOVERNMENT OBLIGATIONS
USD      15,681,227   Republic of Albania Par Bond, Zero Coupon, 0.00%, due
                      08/31/25 (a) (b)                                                  4,674,205
                                                                                   --------------

                      AUSTRIA -- 0.7%

                      CORPORATE DEBT
USD       4,175,000   Bank Austria Creditanstalt, AG, Series EMTN, 144A,
                      7.25%, due 02/15/17                                               5,003,737
GBP         500,000   Bank Austria Creditanstalt AG, 8.38%, due 11/04/11                1,025,671
                                                                                   --------------
                                                                                        6,029,408
                                                                                   --------------
                      Total Austria                                                     6,029,408
                                                                                   --------------

                      BRAZIL -- 0.4%

                      FOREIGN GOVERNMENT OBLIGATIONS
USD      10,000,000   Brazil Discount Bond, Principal Strip, Series D1A, Zero
                      Coupon, 0.00%, due 04/15/24 (a)                                   3,214,373
                                                                                   --------------

                      CANADA -- 0.4%

                      FOREIGN GOVERNMENT OBLIGATIONS
CAD       4,000,000   Government of Canada (Cayman), 7.25%, due 06/01/08                3,371,281
                                                                                   --------------

                      LUXEMBOURG -- 0.9%

                      CORPORATE DEBT
USD       8,000,000   Tyco International Group SA, 5.80%, due 08/01/06                  8,397,120
                                                                                   --------------

                      MEXICO -- 0.4%

                      CORPORATE DEBT
USD       3,000,000   Pemex Finance Ltd, Series 1A1 Class A2, AMBAC, 144A, 6.30%,
                      due 05/15/10                                                      3,223,125
                                                                                   --------------

               See accompanying notes to the financial statements.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

    PAR VALUE /
 PRINCIPAL AMOUNT     DESCRIPTION                                                      VALUE ($)
--------------------------------------------------------------------------------------------------
                      UNITED STATES -- 13.6%

                      CORPORATE DEBT -- 3.0%
USD       5,000,000   Wells Fargo & Co, 5.00%, due 11/15/14                             5,046,600
USD      10,000,000   General Electric Capital Corp, Series MTNA, 5.88%,
                      due 02/15/12                                                     10,867,200
USD         750,000   Banco Santander Series MBIA, 6.50%, due 11/01/05                    777,014
USD       5,000,000   Target Corp, 4.00%, due 06/15/13                                  4,761,000
USD       5,000,000   Verizon Global Funding Corp, 4.38%, due 06/01/13                  4,766,150
                                                                                   --------------
                                                                                       26,217,964
                                                                                   --------------

                      U.S. GOVERNMENT -- 4.8%
USD      10,100,000   U.S. Treasury 0.00% Receipts, 0.00%, due 02/15/10 (a)             8,001,619
USD      10,100,000   U.S. Treasury 0.00% Receipts, 0.00%, due 02/15/12 (a)             7,122,220
USD      10,100,000   U.S. Treasury 0.00% Receipts, 0.00%, due 08/15/12 (a)             6,905,089
USD      17,611,350   U.S. Treasury Inflation Indexed Note, 3.63%, due
                      01/15/08 (c) (d)                                                 19,364,231
                                                                                   --------------
                                                                                       41,393,159
                                                                                   --------------

                      U.S. GOVERNMENT AGENCY -- 5.8%
USD      50,000,000   Fannie Mae, TBA, 5.50%, due 09/01/34                             50,812,500
                                                                                   --------------

                      Total United States                                             118,423,623
                                                                                   --------------

                      TOTAL DEBT OBLIGATIONS (COST $140,018,683)                      147,333,135
                                                                                   --------------

                      PUT OPTIONS PURCHASED -- 0.1%

                      CROSS CURRENCY OPTIONS -- 0.1%
JPY  13,440,000,000   JPY Put/USD Call, Expires 11/19/2004, Strike 112.40                 836,506
                                                                                   --------------

                      TOTAL PUT OPTIONS PURCHASED (COST $3,429,444)                       836,506
                                                                                   --------------

               See accompanying notes to the financial statements.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

         SHARES       DESCRIPTION                                                      VALUE ($)
-------------------------------------------------------------------------------------------------
                      PREFERRED STOCKS -- 0.5%

                      UNITED STATES -- 0.5%
             10,000   Home Ownership Funding 2 Preferred 144A, 13.338%                  4,462,480
                                                                                   --------------

                      TOTAL PREFERRED STOCKS (COST $4,935,814)                          4,462,480
                                                                                   --------------

                      MUTUAL FUNDS -- 87.7%

          2,422,224   GMO Emerging Country Debt Fund, Class III (e)                    26,281,129
         28,869,814   GMO Short-Duration Collateral Fund (e)                          731,561,093
             93,858   GMO Special Purpose Holding Fund (e)                              1,650,963
          3,913,697   Merrimac Cash Series, Premium Class                               3,913,697
                                                                                   --------------

                      TOTAL MUTUAL FUNDS (COST $756,330,632)                          763,406,882
                                                                                   --------------

                      TOTAL INVESTMENTS -- 105.2%
                      (Cost $904,714,573)                                             916,039,003
                                                                                   --------------
                      Other Assets and Liabilities (net)-- (5.2%)                     (45,618,416)
                                                                                   --------------

                      TOTAL NET ASSETS -- 100.0%                                   $  870,420,587
                                                                                   ==============

                      NOTES TO SCHEDULE OF INVESTMENTS:

                      144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.
                      AMBAC- Insured as to the payment of principal and
                           interest by AMBAC Assurance Corporation.
                      EMTN - Euromarket Medium Term Note
                      MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.
                      TBA - To Be Announced (Note 2)

               See accompanying notes to the financial statements.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

                      (a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 2).
                      (b)  Security is backed by U.S. Government guaranteed.
                      (c) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts (Note 2).
                      (d) Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators (Note 2).
                      (e)  Affiliated issuer.

                      CURRENCY ABBREVIATIONS:

                      AUD - Australian Dollar
                      CAD - Canadian Dollar
                      CHF - Swiss Franc
                      EUR - Euro
                      GBP - British Pound
                      JPY - Japanese Yen
                      NOK - Norwegian Krone
                      NZD - New Zealand Dollars
                      USD - United States Dollar

     At August 31, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                             GROSS UNREALIZED    GROSS UNREALIZED      NET UNREALIZED
      AGGREGATE COST           APPRECIATION        DEPRECIATION          APPRECIATION
     ----------------        ----------------    ----------------      ---------------
       $ 905,890,227           $ 13,445,921         $ (3,297,145)        $ 10,148,776

               See accompanying notes to the financial statements.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     A summary of outstanding financial instruments at August 31, 2004 is as follows:

     FORWARD CURRENCY CONTRACTS

                                                                                       NET UNREALIZED
      SETTLEMENT                                                                        APPRECIATION
         DATE            DELIVER/RECEIVE       UNITS OF CURRENCY        VALUE          (DEPRECIATION)
     ------------      --------------------   -------------------    -------------     ---------------
         Buys

       10/12/04                AUD                     67,900,000    $  47,751,495        $   192,102
        9/07/04                CHF                      9,700,000        7,650,842           (178,621)
        9/14/04                EUR                     72,600,000       88,217,712           (788,396)
       11/16/04                GBP                     79,900,000      142,830,149            598,629
        9/21/04                NZD                     51,700,000       33,841,297            186,495
                                                                                          -----------
                                                                                          $    10,209
                                                                                          ===========

         Sales

       10/12/04                AUD                     13,500,000    $   9,494,038        $   (39,448)
       11/02/04                CAD                      4,700,000        3,564,065            (25,335)
        9/07/04                CHF                     65,800,000       51,899,525            426,004
        9/14/04                EUR                    112,200,000      136,336,464            157,492
        9/28/04                JPY                  6,810,000,000       62,127,109            105,283
                                                                                          -----------
                                                                                          $   623,996
                                                                                          ===========

     FORWARD CROSS CURRENCY CONTRACTS

                                                                                       NET UNREALIZED
      SETTLEMENT                                                                        APPRECIATION
         DATE        DELIVER/UNITS OF CURRENCY         RECEIVE/IN EXCHANGE FOR         (DEPRECIATION)
     ------------   ----------------------------      --------------------------       --------------
       10/05/04          CHF         63,869,055          EUR           41,800,000         $   354,630
       10/12/04          NOK        174,966,750          EUR           20,700,000            (176,462)
       10/12/04          EUR         25,400,000          NOK          212,224,930            (140,726)
       11/09/04          EUR         65,300,000          SEK          599,023,090             373,373
                                                                                          -----------
                                                                                          $   410,815
                                                                                          ===========

               See accompanying notes to the financial statements.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     FUTURES CONTRACTS

                                                                                            NET UNREALIZED
      NUMBER OF                                                              CONTRACT        APPRECIATION
      CONTRACTS                  TYPE                     EXPIRATION DATE      VALUE        (DEPRECIATION)
     -----------  -------------------------------------  ----------------- ---------------  --------------
         Buys

         1,013    Canadian Government Bond 10 Yr.         December 2004     $  84,247,526   $    387,891
            11    Euro BOBL                               September 2004        1,500,859            463
            18    Euro Bund                               September 2004        2,541,484          2,459
           857    Euro Euribor 3 Month                      March 2005        254,428,387      1,007,267
             3    Japanese Government Bond 10 Yr. (LIF)   September 2004        3,766,367             94
           629    U.S. Long Bond                          December 2004        70,015,562      1,095,125
           832    U.S. Treasury Note 10 Yr.               December 2004        93,444,000        637,462
           228    U.S. Treasury Note 5 Yr.                December 2004        25,233,187        127,620
             8    UK Gilt Long Bond                       December 2004         1,540,045           (340)
                                                                                            ------------
                                                                                            $  3,258,041
                                                                                            ============

        Sales

           305    Australian Government Bond 10 Yr.       September 2004    $  22,290,471   $   (262,449)
           627    Australian Government Bond 3 Yr.        September 2004       45,063,583       (119,715)
           857    Euro Euribor 3 Month                      March 2006        252,488,571     (1,352,958)
            49    Japanese Government Bond 10 Yr.         September 2004       61,459,292     (1,110,205)
            17    Swiss Federal Bond                      September 2004        1,711,999         (5,985)
                                                                                            ------------
                                                                                            $ (2,851,312)
                                                                                            ============

     At August 31, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

               See accompanying notes to the financial statements.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     SWAP AGREEMENTS

                                                                                         NET UNREALIZED
         NOTIONAL     EXPIRATION                                                          APPRECIATION
          AMOUNT         DATE                         DESCRIPTION                        (DEPRECIATION)
     ---------------- ----------  ----------------------------------------------------   ---------------
     CREDIT DEFAULT SWAPS

        5,000,000 USD   4/2/07    Agreement with Lehman Brothers Special Financing         $      38,194
                                  Inc. dated 3/27/02 to receive 0.52% per year times
                                  the notional amount.  In exchange for that periodic
                                  payment, upon a default event by General Electric
                                  Capital Corporation, the Fund agrees to pay Lehman
                                  Brothers Special Financing Inc. the notional amount
                                  of the swap. To receive that payment, Lehman
                                  Brothers Special Financing Inc. must deliver a bond
                                  (with par value equal to the notional of the swap)
                                  issue by General Electric Capital Corporation.

        3,000,000 USD  4/17/07    Agreement with Bear Stearns dated 4/12/02 to receive            67,864
                                  1.28% per year times the notional amount.  In
                                  exchange for that periodic payment, upon a default
                                  event by National Rural Utilities Cooperative
                                  Finance Corp., the Fund agrees to pay Bear Stearns
                                  the notional amount of the swap.  To receive that
                                  payment, Bear Stearns must deliver a bond (with par
                                  value equal to the notional of the swap) issue by
                                  National Rural Utilities Cooperative Finance Corp.

        3,000,000 USD  4/17/07    Agreement with UBS Warburg dated 4/12/02 to receive             23,891
                                  0.47% per year times the notional amount.  In
                                  exchange for that periodic payment, upon a default
                                  event by Goldman Sachs Group, Inc., the Fund agrees
                                  to pay UBS Warburg the notional amount of the swap.
                                  To receive that payment, UBS Warburg must deliver a
                                  bond (with par value equal to the notional of the
                                  swap) issue by Goldman Sachs Group, Inc.

        3,000,000 USD  4/17/07    Agreement with UBS Warburg dated 4/12/02 to receive             31,784
                                  0.80% per year times the notional amount.  In
                                  exchange for that periodic payment, upon a default
                                  event by Equity Office Property Trust, the Fund
                                  agrees to pay UBS Warburg the notional amount of the
                                  swap.  To receive that payment, UBS Warburg must
                                  deliver a bond (with par value equal to the notional
                                  of the swap) issue by Equity Office Property Trust.

               See accompanying notes to the financial statements.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     SWAP AGREEMENTS -- CONTINUED

                                                                                         NET UNREALIZED
         NOTIONAL     EXPIRATION                                                          APPRECIATION
          AMOUNT         DATE                         DESCRIPTION                        (DEPRECIATION)
     ---------------- ----------  ----------------------------------------------------  --------------
       10,000,000 USD  12/20/07   Agreement with Citibank N.A. dated 12/13/02 to           $     691,708
                                  receive 2.41% per year times the notional amount.
                                  In exchange for that periodic payment, upon a
                                  default event by AOL Time Warner Inc., the Fund
                                  agrees to pay Citibank N.A. the notional amount of
                                  the swap.  To receive that payment, Citibank N.A.
                                  must deliver a bond (with par value equal to the
                                  notional of the swap) issue by AOL Time Warner Inc.

        5,000,000 USD  6/20/08    Agreement with Deutsche Bank AG dated 6/04/03 to                11,141
                                  receive 0.40% per year times the notional amount.
                                  In exchange for that periodic payment, upon a
                                  default event by Norfolk Southern Corporation, the
                                  Fund agrees to pay Deutsche Bank AG the notional
                                  amount of the swap.  To receive that payment,
                                  Deutsche Bank AG must deliver a bond (with par value
                                  equal to the notional of the swap) issue by Norfolk
                                  Southern Corporation.

        5,000,000 USD  6/20/08    Agreement with Deutsche Bank AG dated 6/04/03 to                12,918
                                  receive 0.40% per year times the notional amount.
                                  In exchange for that periodic payment, upon a
                                  default event by Washington Mutual, Inc., the Fund
                                  agrees to pay Deutsche Bank AG the notional amount
                                  of the swap. To receive that payment, Deutsche Bank
                                  AG must deliver a bond (with par value equal to the
                                  notional of the swap) issue by Washington Mutual,
                                  Inc.

        5,000,000 USD  6/20/08    Agreement with Deutsche Bank AG dated 6/04/03 to                57,057
                                  receive 0.48% per year times the notional amount.
                                  In exchange for that periodic payment, upon a
                                  default event by Household Finance Corporation, the
                                  Fund agrees to pay Deutsche Bank AG the notional
                                  amount of the swap.  To receive that payment,
                                  Deutsche Bank AG must deliver a bond (with par value
                                  equal to the notional of the swap) issue by
                                  Household Finance Corporation.

               See accompanying notes to the financial statements.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     SWAP AGREEMENTS -- CONTINUED

                                                                                         NET UNREALIZED
         NOTIONAL     EXPIRATION                                                          APPRECIATION
          AMOUNT         DATE                         DESCRIPTION                        (DEPRECIATION)
     ---------------- ----------  ----------------------------------------------------   --------------
        5,000,000 USD  6/20/08    Agreement with Deutsche Bank AG dated 6/04/03 to         $      74,945
                                  receive 0.65% per year times the notional amount.
                                  In exchange for that periodic payment, upon a
                                  default event by Kraft Foods, Inc., the Fund agrees
                                  to pay Deutsche Bank AG the notional amount of the
                                  swap.  To receive that payment, Deutsche Bank AG
                                  must deliver a bond (with par value equal to the
                                  notional of the swap) issue by Kraft Foods, Inc.

        5,000,000 USD  6/20/08    Agreement with Lehman Brothers Special Financing                 1,383
                                  Inc. dated 6/04/03 to receive 0.50% per year times
                                  the notional amount. In exchange for that periodic
                                  payment, upon a default event by Dominion Resources,
                                  the Fund agrees to pay Lehman Brothers Special
                                  Financing Inc. the notional amount of the swap. To
                                  receive that payment, Lehman Brothers Special
                                  Financing Inc. must deliver a bond (with par value
                                  equal to the notional of the swap) issue by Dominion
                                  Resources.

       10,000,000 USD  9/20/08    Agreement with Deutsche Bank AG dated 10/03/03 to               94,742
                                  receive 0.32% per year times the notional amount.
                                  In exchange for that periodic payment, upon a
                                  default event by American International Group, the
                                  Fund agrees to pay Deutsche Bank AG the notional
                                  amount of the swap.  To receive that payment,
                                  Deutsche Bank AG must deliver a bond (with par value
                                  equal to the notional of the swap) issue by American
                                  International Group.

       10,000,000 USD  12/20/08   Agreement with Lehman Brothers Special Financing                55,973
                                  Inc. dated 10/03/03 to receive 0.27% per year times
                                  the notional amount. In exchange for that periodic
                                  payment, upon a default event by Freddie Mac, the
                                  Fund agrees to pay Lehman Brothers Special Financing
                                  Inc. the notional amount of the swap. To receive
                                  that payment, Lehman Brothers Special Financing Inc.
                                  must deliver a bond (with par value equal to the
                                  notional of the swap) issue by Freddie Mac.

               See accompanying notes to the financial statements.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     SWAP AGREEMENTS -- CONTINUED

                                                                                         NET UNREALIZED
         NOTIONAL     EXPIRATION                                                          APPRECIATION
          AMOUNT         DATE                         DESCRIPTION                        (DEPRECIATION)
     ---------------- ----------  ----------------------------------------------------  --------------
        5,000,000 USD  5/20/09    Agreement with JP Morgan Chase Bank dated 4/26/04 to     $      50,295
                                  receive 1.13% per year times the notional amount.
                                  In exchange for that periodic payment, upon a
                                  default event in the United Mexican States, the Fund
                                  agrees to pay JP Morgan Chase Bank the notional
                                  amount of the swap.  To receive that payment, JP
                                  Morgan Chase Bank must deliver a bond (with par
                                  value equal to the notional amount of the swap)
                                  issued by the United Mexican States.

        5,000,000 USD  6/20/09    Agreement with Barclays Bank PLC dated 5/05/04 to               28,568
                                  receive 0.91% per year times the notional amount.
                                  In exchange for that periodic payment, upon a
                                  default event by Sprint Capital Corporation, the
                                  Fund agrees to pay Barclays Bank PLC the notional
                                  amount of the swap.  To receive that payment,
                                  Barclays Bank PLC must deliver a bond (with par
                                  value equal to the notional of the swap) issue by
                                  Sprint Capital Corporation.

        5,000,000 USD  6/20/09    Agreement with Citibank N.A. dated 4/27/04 to                    6,920
                                  receive 0.25% per year times the notional amount.
                                  In exchange for that periodic payment, upon a
                                  default event by ConocoPhillips Company, the Fund
                                  agrees to pay Citibank N.A. the notional amount of
                                  the swap.  To receive that payment, Citibank N.A.
                                  must deliver a bond (with par value equal to the
                                  notional of the swap) issue by ConocoPhillips
                                  Company.

        5,000,000 USD  6/20/09    Agreement with Lehman Brothers Special Financing               (32,978)
                                  Inc. dated 4/19/04 to receive 1.73% per year times
                                  the notional amount. In exchange for that periodic
                                  payment, upon a default event by General Motors
                                  Corp., the Fund agrees to pay Lehman Brothers
                                  Special Financing Inc. the notional amount of the
                                  swap. To receive that payment, Lehman Brothers
                                  Special Financing Inc. must deliver a bond (with par
                                  value equal to the notional of the swap) issue by
                                  General Motors Corp.

               See accompanying notes to the financial statements.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     SWAP AGREEMENTS -- CONTINUED

                                                                                         NET UNREALIZED
         NOTIONAL     EXPIRATION                                                          APPRECIATION
          AMOUNT         DATE                         DESCRIPTION                        (DEPRECIATION)
     ---------------- ----------  ----------------------------------------------------   --------------
        5,000,000 USD  6/20/09    Agreement with Lehman Brothers Special Financing         $      11,162
                                  Inc. dated 4/19/04 to receive 1.81% per year times
                                  the notional amount.  In exchange for that periodic
                                  payment, upon a default event by Ford Motor Credit
                                  Co., the Fund agrees to pay Lehman Brothers Special
                                  Financing Inc. the notional amount of the swap. To
                                  receive that payment, Lehman Brothers Special
                                  Financing Inc. must deliver a bond (with par value
                                  equal to the notional of the swap) issue by Ford
                                  Motor Credit Co.

        5,000,000 USD  6/20/09    Agreement with Lehman Brothers Special Financing               (41,194)
                                  Inc. dated 4/27/04 to receive 0.67% per year times
                                  the notional amount.  In exchange for that periodic
                                  payment, upon a default event by Wyeth, the Fund
                                  agrees to pay Lehman Brothers Special Financing Inc.
                                  the notional amount of the swap.  To receive that
                                  payment, Lehman Brothers Special Financing Inc. must
                                  deliver a bond (with par value equal to the notional
                                  of the swap) issue by Wyeth.

        5,000,000 USD  9/20/09    Agreement with Barclays Bank PLC dated 7/01/04 to               22,969
                                  receive 0.54% per year times the notional amount.
                                  In exchange for that periodic payment, upon a
                                  default event by Duke Energy Corporation, the Fund
                                  agrees to pay Barclays Bank PLC the notional amount
                                  of the swap.  To receive that payment, Barclays Bank
                                  PLC must deliver a bond (with par value equal to the
                                  notional of the swap) issue by Duke Energy
                                  Corporation.

        5,000,000 USD  9/20/09    Agreement with Citibank N.A. dated 7/30/04 to                   12,710
                                  receive 0.25% per year times the notional amount.
                                  In exchange for that periodic payment, upon a
                                  default event by International Business Machines
                                  Corporation, the Fund agrees to pay Citibank N.A.
                                  the notional amount of the swap.  To receive that
                                  payment, Citibank N.A. must deliver a bond (with par
                                  value equal to the notional of the swap) issue by
                                  International Business Machines Corporation.

               See accompanying notes to the financial statements.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     SWAP AGREEMENTS -- CONTINUED

                                                                                         NET UNREALIZED
         NOTIONAL     EXPIRATION                                                          APPRECIATION
          AMOUNT         DATE                         DESCRIPTION                        (DEPRECIATION)
     ---------------- ----------  ----------------------------------------------------  --------------
        5,000,000 USD  9/20/09    Agreement with Citibank N.A. dated 7/30/04 to            $       5,901
                                  receive 0.30% per year times the notional amount.
                                  In exchange for that periodic payment, upon a
                                  default event by Coca-Cola Enterprises, the Fund
                                  agrees to pay Citibank N.A. the notional amount of
                                  the swap.  To receive that payment, Citibank N.A.
                                  must deliver a bond (with par value equal to the
                                  notional of the swap) issue by Coca-Cola Enterprises.

        5,000,000 USD  9/20/09    Agreement with Citibank N.A. dated 7/30/04 to                  (15,372)
                                  receive 0.69% per year times the notional amount.
                                  In exchange for that periodic payment, upon a
                                  default event by Comcast Cable Communications, Inc.,
                                  the Fund agrees to pay Citibank N.A. the notional
                                  amount of the swap.  To receive that payment,
                                  Citibank N.A. must deliver a bond (with par value
                                  equal to the notional of the swap) issue by Comcast
                                  Cable Communications, Inc.

        5,000,000 USD  9/20/09    Agreement with UBS AG dated 7/26/04 to receive 0.59%            32,886
                                  per year times the notional amount.  In exchange for
                                  that periodic payment, upon a default event by
                                  Capital One Bank, the Fund agrees to pay UBS AG the
                                  notional amount of the swap.  To receive that
                                  payment, UBS AG must deliver a bond (with par value
                                  equal to the notional of the swap) issue by Capital
                                  One Bank.

        5,000,000 USD  9/20/09    Agreement with UBS AG dated 7/30/04 to receive 0.53%           (11,578)
                                  per year times the notional amount.  In exchange for
                                  that periodic payment, upon a default event by
                                  Kinder Morgan Energy Partners, L.P., the Fund agrees
                                  to pay UBS AG the notional amount of the swap.  To
                                  receive that payment, UBS AG must deliver a bond
                                  (with par value equal to the notional of the swap)
                                  issue by Kinder Morgan Energy Partners, L.P.

        5,000,000 USD  9/20/09    Agreement with UBS AG dated 7/30/04 to receive 0.62%             9,470
                                  per year times the notional amount.  In exchange for
                                  that periodic payment, upon a default event by Devon
                                  Energy Corporation, the Fund agrees to pay UBS AG
                                  the notional amount of the swap.  To receive that
                                  payment, UBS AG must deliver a bond (with par value
                                  equal to the notional of the swap) issue by Devon
                                  Energy Corporation.

               See accompanying notes to the financial statements.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     SWAP AGREEMENTS -- CONTINUED

                                                                                         NET UNREALIZED
         NOTIONAL     EXPIRATION                                                          APPRECIATION
          AMOUNT         DATE                         DESCRIPTION                        (DEPRECIATION)
     ---------------- ----------  ----------------------------------------------------   --------------
     INTEREST RATE SWAPS

      163,100,000 EUR  3/13/06    Agreement with Citibank N.A. dated 3/09/04 to pay        $     225,908
                                  the notional amount multiplied by 2.34% and to
                                  receive the notional amount multiplied by the 6
                                  month Floating Rate EURIBOR.

       59,900,000 EUR   6/5/06    Agreement with Citibank N.A. dated 6/01/04 to pay             (420,446)
                                  the notional amount multiplied by 2.824% and to
                                  receive the notional amount multiplied by the 6
                                  month Floating Rate EURIBOR.

       72,600,000 USD   6/5/06    Agreement with Citibank N.A. dated 6/01/04 to                  411,537
                                  receive the notional amount multiplied by 2.9835%
                                  and to pay the notional amount multiplied by the 3
                                  month LIBOR.

       52,200,000 CAD   6/8/06    Agreement with JP Morgan Chase Bank dated 6/08/04 to           253,868
                                  receive the notional amount multiplied by 3.41% and
                                  to pay the notional amount multiplied by the 3 month
                                  Floating Rate Canadian Dollar Offering Rate.

       52,200,000 CAD  6/10/06    Agreement with JP Morgan Chase Bank dated 6/10/04 to           272,428
                                  receive the notional amount multiplied by 3.44% and
                                  to pay the notional amount multiplied by the 3 month
                                  Floating Rate Canadian Dollar Offering Rate.

       52,200,000 CAD  6/14/06    Agreement with JP Morgan Chase Bank dated 6/14/04 to           363,462
                                  receive the notional amount multiplied by 3.5725%
                                  and to pay the notional amount multiplied by the 3
                                  month Floating Rate Canadian Dollar Offering Rate.

       43,600,000 GBP   7/1/06    Agreement with JP Morgan Chase Bank dated 7/01/04 to          (252,550)
                                  pay the notional amount multiplied by 5.3375% and to
                                  receive the notional amount multiplied by the 6
                                  month Floating Rate British LIBOR.

       78,400,000 USD   7/6/06    Agreement with JP Morgan Chase Bank dated 7/01/04 to           620,278
                                  receive the notional amount multiplied by 3.129% and
                                  to pay the notional amount multiplied by the 3 month
                                  LIBOR.

               See accompanying notes to the financial statements.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     SWAP AGREEMENTS -- CONTINUED

                                                                                         NET UNREALIZED
         NOTIONAL     EXPIRATION                                                          APPRECIATION
          AMOUNT         DATE                         DESCRIPTION                        (DEPRECIATION)
     ---------------- ----------  ----------------------------------------------------  --------------
       46,900,000 GBP   8/4/06    Agreement with Deutsche Bank AG dated 8/04/04 to pay     $    (389,230)
                                  the notional amount multiplied by 5.42% and to
                                  receive the notional amount multiplied by the 6
                                  month Floating Rate British LIBOR.

       84,700,000 USD   8/6/06    Agreement with JP Morgan Chase Bank dated 8/04/04 to           498,883
                                  receive the notional amount multiplied by 3.04% and
                                  to pay the notional amount multiplied by the 3 month
                                  LIBOR.

      154,000,000 SEK  8/30/07    Agreement with Deutsche Bank AG dated 8/26/04 to                34,468
                                  receive the notional amount multiplied by 3.60% and
                                  to pay the notional amount multiplied by the 3 month
                                  Floating Rate Swedish LIBOR.

       68,500,000 EUR  3/11/09    Agreement with Citibank N.A. dated 3/09/04 to                 (158,370)
                                  receive the notional amount multiplied by 3.21% and
                                  to pay the notional amount multiplied by the 6 month
                                  Floating Rate EURIBOR.

       15,100,000 SEK  5/22/09    Agreement with Citibank N.A. dated 5/21/04 to                   21,777
                                  receive the notional amount multiplied by 4.3775%
                                  and to pay the notional amount multiplied by the 3
                                  month Floating Rate Swedish LIBOR.

       10,100,000 USD  2/15/10    Agreement with JP Morgan Chase Bank dated 9/03/02 to          (178,936)
                                  pay $10,100,000 at expiration date and to receive at
                                  expiration date $7,325,000 plus interest based upon
                                  the 3 month Floating Rate LIBOR (compounded
                                  quarterly).

      120,500,000 SEK  7/15/11    Agreement with Citibank N.A. dated 7/13/04 to                  166,374
                                  receive the notional amount multiplied by 4.615% and
                                  to pay the notional amount multiplied by the 3 month
                                  Floating Rate Swedish LIBOR.

       10,100,000 USD  2/15/12    Agreement with JP Morgan Chase Bank dated 9/03/02 to          (143,673)
                                  pay $10,100,000 at expiration date and to receive at
                                  expiration date $6,560,000 plus interest based upon
                                  the 3 month Floating Rate LIBOR (compounded
                                  quarterly).

               See accompanying notes to the financial statements.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     SWAP AGREEMENTS -- CONTINUED

                                                                                         NET UNREALIZED
         NOTIONAL     EXPIRATION                                                          APPRECIATION
          AMOUNT         DATE                         DESCRIPTION                        (DEPRECIATION)
     ---------------- ----------  ----------------------------------------------------  --------------
       10,100,000 USD  8/15/12    Agreement with JP Morgan Chase Bank dated 9/04/02 to     $    (135,271)
                                  pay $10,100,000 at expiration date and to receive at
                                  expiration date $6,374,000 plus interest based upon
                                  the 3 month Floating Rate LIBOR (compounded
                                  quarterly).

        5,600,000 CHF  10/23/13   Agreement with JP Morgan Chase Bank dated 10/21/03             (89,821)
                                  to pay the notional amount multiplied by 3.0275% and
                                  to receive the notional amount multiplied by the 6
                                  month Floating Rate Swiss LIBOR.

        8,500,000 USD  10/24/13   Agreement with JP Morgan Chase Bank dated 10/22/03            (139,894)
                                  to pay the notional amount multiplied by 4.704% and
                                  to receive the notional amount multiplied by the 3
                                  month LIBOR.

       18,000,000 CHF  2/26/14    Agreement with Deutsche Bank AG dated 2/24/04 to pay            50,836
                                  the notional amount multiplied by 2.77% and to
                                  receive the notional amount multiplied by the 6
                                  month Floating Rate Swiss LIBOR.

       22,200,000 CHF  4/21/14    Agreement with JP Morgan Chase Bank dated 4/19/04 to            22,661
                                  pay the notional amount multiplied by 2.81% and to
                                  receive the notional amount multiplied by the 6
                                  month Floating Rate Swiss LIBOR.

       14,200,000 SEK  5/21/14    Agreement with Citibank N.A. dated 5/18/04 to                   51,240
                                  receive the notional amount multiplied by 5.0725%
                                  and to pay the notional amount multiplied by the 3
                                  month Floating Rate Swedish LIBOR.

       67,200,000 SEK   6/4/14    Agreement with JP Morgan Chase Bank dated 6/02/04 to           260,116
                                  receive the notional amount multiplied by 5.1% and
                                  to pay the notional amount multiplied by the 3 month
                                  Floating Rate Swedish LIBOR.

       18,300,000 EUR  6/18/14    Agreement with Citibank N.A. dated 6/18/04 to pay             (597,364)
                                  the notional amount multiplied by 4.4725% and to
                                  receive the notional amount multiplied by the 6
                                  month Floating Rate EURIBOR.

               See accompanying notes to the financial statements.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     SWAP AGREEMENTS -- CONTINUED

                                                                                         NET UNREALIZED
         NOTIONAL     EXPIRATION                                                          APPRECIATION
          AMOUNT         DATE                         DESCRIPTION                        (DEPRECIATION)
     ---------------- ----------  ----------------------------------------------------  --------------
       22,000,000 USD  6/18/14    Agreement with JP Morgan Chase Bank dated 6/16/04 to     $   1,192,925
                                  receive the notional amount multiplied by 5.229% and
                                  to pay the notional amount multiplied by the 3 month
                                  LIBOR.

       22,700,000 USD  7/19/14    Agreement with JP Morgan Chase Bank dated 7/15/04 to           743,312
                                  receive the notional amount multiplied by 4.9675%
                                  and to pay the notional amount multiplied by the 3
                                  month LIBOR.

       32,200,000 AUD  7/21/14    Agreement with Citibank N.A. dated 7/15/04 to pay             (315,812)
                                  the notional amount multiplied by 6.1225% and to
                                  receive the notional amount multiplied by the 6
                                  month Floating Rate Australian BBSW.

       33,800,000 CAD  8/16/14    Agreement with JP Morgan Chase Bank dated 8/16/04 to           143,172
                                  receive the notional amount multiplied by 4.9825%
                                  and to pay the notional amount multiplied by the 3
                                  month Floating Rate Canadian Dollar Offering Rate.

       35,800,000 AUD  8/17/14    Agreement with Deutsche Bank AG dated 8/16/04 to pay          (167,394)
                                  the notional amount multiplied by 6.0475% and to
                                  receive the notional amount multiplied by the 6
                                  month Floating Rate Australian BBSW.

       28,400,000 USD  8/25/14    Agreement with Citibank N.A. dated 8/20/04 to                  181,156
                                  receive the notional amount multiplied by 4.6525%
                                  and to pay the notional amount multiplied by the 3
                                  month LIBOR.

       10,000,000 USD  4/15/24    Agreement with JP Morgan Chase Bank dated 9/17/02 to            29,767
                                  pay $10,000,000 at expiration date and to receive at
                                  expiration date $3,130,000 plus interest based upon
                                  the 3 month Floating Rate LIBOR (compounded
                                  quarterly).

       15,680,000 USD  8/31/25    Agreement with JP Morgan Chase Bank dated 9/05/02 to            33,022
                                  pay $15,680,000 at expiration date and to receive at
                                  expiration date $4,516,000 plus interest based upon
                                  the 3 month Floating Rate LIBOR (compounded
                                  quarterly).

        7,200,000 CAD   6/8/34    Agreement with JP Morgan Chase Bank dated 6/08/04 to          (444,725)
                                  pay the notional amount multiplied by 5.9775% and to
                                  receive the notional amount multiplied by the 3
                                  month Floating Rate Canadian Dollar Offering Rate.

               See accompanying notes to the financial statements.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     SWAP AGREEMENTS -- CONTINUED

                                                                                          NET UNREALIZED
         NOTIONAL     EXPIRATION                                                           APPRECIATION
          AMOUNT         DATE                         DESCRIPTION                         (DEPRECIATION)
     ---------------- ----------  ----------------------------------------------------   --------------
       15,700,000 USD  6/10/34    Agreement with Citibank N.A. dated 6/08/04 to pay        $  (1,453,490)
                                  the notional amount multiplied by 5.89% and to
                                  receive the notional amount multiplied by the 3
                                  month LIBOR.

        7,200,000 CAD  6/10/34    Agreement with JP Morgan Chase Bank dated 6/10/04 to          (332,293)
                                  pay the notional amount multiplied by 5.96% and to
                                  receive the notional amount multiplied by the 3
                                  month Floating Rate Canadian Dollar Offering Rate.

        7,200,000 CAD  6/14/34    Agreement with JP Morgan Chase Bank dated 6/14/04 to          (348,505)
                                  pay the notional amount multiplied by 5.98% and to
                                  receive the notional amount multiplied by the 3
                                  month Floating Rate Canadian Dollar Offering Rate.

     TOTAL RETURN SWAPS

       28,000,000 USD   9/1/04    Agreement with Lehman Brothers Special Financing               403,506
                                  Inc. dated 8/26/03 to receive the notional amount
                                  multiplied by the change in market value of the
                                  Lehman Brothers MBS Fixed Rate Index and to pay
                                  initial market value multiplied by the 1 month LIBOR
                                  adjusted by a specified spread.

       65,000,000 USD  10/1/04    Agreement with UBS AG dated 3/11/04 to receive the             938,334
                                  notional amount multiplied by the return on the
                                  Lehman Brothers MBS Fixed Rate Index and to pay the
                                  notional amount multiplied by the 1 month LIBOR
                                  adjusted by a specified spread.

       75,000,000 USD  11/1/04    Agreement with Lehman Brothers Special Financing             1,376,134
                                  Inc. dated 11/24/03 to receive the notional amount
                                  multiplied by the return on the Lehman Brothers U.S.
                                  Government Bond Index and to pay the notional amount
                                  multiplied by the 1 month LIBOR adjusted by a
                                  specified spread.

       55,000,000 USD  12/1/04    Agreement with UBS AG dated 11/20/03 to receive the            793,058
                                  notional amount multiplied by the change in market
                                  value of the Lehman Brothers MBS Fixed Rate Index
                                  and to pay initial market value multiplied by the 1
                                  month LIBOR adjusted by a specified spread.

               See accompanying notes to the financial statements.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     SWAP AGREEMENTS -- CONTINUED

                                                                                         NET UNREALIZED
         NOTIONAL     EXPIRATION                                                          APPRECIATION
          AMOUNT         DATE                         DESCRIPTION                        (DEPRECIATION)
     ---------------- ----------  ----------------------------------------------------   --------------
       28,000,000 USD  12/1/04    Agreement with Lehman Brothers Special Financing         $          --
                                  Inc. dated 8/30/04 to receive the notional amount
                                  multiplied by the change in market value of the
                                  Lehman Brothers MBS Fixed Rate Index and to pay
                                  initial market value multiplied by the 1 month LIBOR
                                  adjusted by a specified spread.

       10,000,000 USD  1/31/05    Agreement with Citibank N.A. dated 7/30/04 to                  370,661
                                  receive the notional amount multiplied by the return
                                  on the Lehman Brothers AAA CMBS Index and to pay
                                  initial market value multiplied by the 1 month LIBOR
                                  adjusted by a specified spread.

       25,000,000 USD   2/1/05    Agreement with Lehman Brothers Special Financing               555,654
                                  Inc. dated 1/30/04 to receive the notional amount
                                  multiplied by the change in market value of the
                                  Lehman Brothers US Credit Index and to pay initial
                                  market value multiplied by the 1 month LIBOR
                                  adjusted by a specified spread.

      135,000,000 USD   2/1/05    Agreement with UBS AG dated 7/19/04 to receive the           1,943,223
                                  notional amount multiplied by the change in market
                                  value of the Lehman Brothers MBS Fixed Rate Index
                                  and to pay initial market value multiplied by the 1
                                  month LIBOR adjusted by a specified spread.
                                                                                           -------------
                                                                                           $   7,631,345
                                                                                           =============

               See accompanying notes to the financial statements.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES --  AUGUST 31, 2004 (UNAUDITED)

ASSETS:
     Investments in unaffiliated issuers, at value (cost $152,297,638)
      (Note 2)                                                                     $   156,545,818
     Investments in affiliated issuers, at value (cost $752,416,935)
      (Notes 2 and 7)                                                                  759,493,185
     Receivable for Fund shares sold                                                       200,000
     Interest receivable                                                                   479,143
     Receivable for open forward foreign currency contracts
(Note 2)                                                                                 2,394,008
     Receivable for variation margin on open futures
contracts (Note 2)                                                                         835,383
     Net receivable for open swap contracts (Note 2)                                     4,885,151
     Periodic payments from open swap contracts (Note 2)                                 1,208,051
     Receivable for expenses reimbursed by Manager (Note 3)                                 47,595
                                                                                   ---------------
       Total assets                                                                    926,088,334
                                                                                   ---------------

LIABILITIES:
     Payable for investments purchased                                                  53,939,062
     Foreign currency due to custodian                                                      24,900
     Payable to affiliate for (Note 3):
       Management fee                                                                      180,279
       Shareholder service fee                                                             108,167
       Trustees fee                                                                          1,206
     Payable for open forward foreign currency contracts (Note 2)                        1,348,988
     Accrued expenses                                                                       65,145
                                                                                   ---------------
       Total liabilities                                                                55,667,747
                                                                                   ---------------
NET ASSETS                                                                         $   870,420,587
                                                                                   ===============

NET ASSETS CONSIST OF:
     Paid-in capital                                                               $   838,539,235
     Accumulated undistributed net investment income                                     2,609,870
     Accumulated net realized gain                                                       8,857,233
     Net unrealized appreciation                                                        20,414,249
                                                                                   ---------------
                                                                                   $   870,420,587
                                                                                   ===============

NET ASSETS ATTRIBUTABLE TO:
     Class III shares                                                              $   870,420,587
                                                                                   ===============

SHARES OUTSTANDING:
     Class III                                                                          83,192,569
                                                                                   ===============

NET ASSET VALUE PER SHARE:
     Class III                                                                     $         10.46
                                                                                   ===============

               See accompanying notes to the financial statements.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
     Interest                                                                      $     2,862,299
     Dividends from affiliated issuers (Note 7)                                          1,849,161
     Dividends                                                                             165,533
                                                                                   ---------------

            Total income                                                                 4,876,993
                                                                                   ---------------

EXPENSES:
     Management fee (Note 3)                                                               928,437
     Shareholder service fee (Note 3) - Class III                                          557,062
     Custodian and transfer agent fees                                                     130,364
     Audit and tax fees                                                                     23,828
     Legal fees                                                                             11,500
     Trustees fees and related expenses (Note 3)                                             4,609
     Registration fees                                                                       6,072
     Miscellaneous                                                                           3,405
                                                                                   ---------------
         Total expenses                                                                  1,665,277
     Fees and expenses reimbursed by Manager (Note 3)                                     (172,868)
     Indirectly incurred fees waived or borne by Manager (Note 3)                          (43,582)
     Shareholder service fee waived (Note 3) - Class III                                   (16,018)
                                                                                   ---------------
         Net expenses                                                                    1,432,809
                                                                                   ---------------
            Net investment income                                                        3,444,184
                                                                                   ---------------

REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) on:
         Investments in unaffiliated issuers                                               356,040
         Investments in affiliated issuers                                              (2,982,363)
         Realized gains distributions from affiliated issuers (Note 7)                     491,070
         Closed futures contracts                                                        3,566,404
         Closed swap contracts                                                           2,284,124
         Foreign currency, forward contracts and foreign currency related
           transactions                                                                  6,695,673
                                                                                   ---------------

            Net realized gain                                                           10,410,948
                                                                                   ---------------

     Change in net unrealized appreciation (depreciation) on:
         Investments                                                                    (8,729,156)
         Open futures contracts                                                            720,177
         Open swap contracts                                                             7,097,421
         Foreign currency, forward contracts and foreign currency
          related transactions                                                             297,080
                                                                                   ---------------

            Net unrealized loss                                                           (614,478)
                                                                                   ---------------

         Net realized and unrealized gain                                                9,796,470
                                                                                   ---------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $    13,240,654
                                                                                   ===============

               See accompanying notes to the financial statements.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                               SIX MONTHS ENDED
                                                               AUGUST 31, 2004         YEAR ENDED
                                                                 (UNAUDITED)        FEBRUARY 29, 2004
                                                               -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
     Net investment income                                     $       3,444,184    $       9,201,321
     Net realized gain                                                10,410,948           19,739,355
     Change in net unrealized appreciation (depreciation)               (614,478)          16,386,520
                                                               -----------------    -----------------
     Net increase in net assets from operations                       13,240,654           45,327,196
                                                               -----------------    -----------------

Distributions to shareholders from:
     Net investment income
       Class III                                                              --          (12,402,034)
     Net realized gains
       Class III                                                      (4,133,869)         (15,951,420)
                                                               -----------------    -----------------

                                                                      (4,133,869)         (28,353,454)
                                                               -----------------    -----------------
     Net share transactions (Note 6):
       Class III                                                     258,489,665          299,820,381
                                                               -----------------    -----------------

       Total increase in net assets                                  267,596,450          316,794,123

NET ASSETS:
     Beginning of period                                             602,824,137          286,030,014
                                                               -----------------    -----------------
     End of period (including accumulated
       undistributed net investment income of
       $2,609,870 and distributions in excess of
       net investment income of $834,314,
       respectively)                                           $     870,420,587    $     602,824,137
                                                               =================    =================

               See accompanying notes to the financial statements.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                  SIX MONTHS ENDED                           YEAR ENDED FEBRUARY 28/29,
                                   AUGUST 31, 2004    ------------------------------------------------------------------------
                                    (UNAUDITED)         2004(a)        2003(a)          2002(a)       2001(a)(b)      2000(a)
                                  ----------------    -----------     ---------       -----------     ---------     ----------
NET ASSET VALUE, BEGINNING
  OF PERIOD                         $     10.40       $      9.95     $   10.39       $     10.17     $    9.64     $    10.23
Income from investment
  operations:
   Net investment income+                  0.05(c)           0.25(c)       0.20(c)           0.77(c)       0.62(c)        0.66
   Net realized and
     unrealized gain (loss)                0.06              0.91          0.44              0.07          0.73          (0.44)
                                    -----------       -----------     ---------       -----------     ---------     ----------
      Total from investment
        operations                         0.11              1.16          0.64              0.84          1.35           0.22
                                    -----------       -----------     ---------       -----------     ---------     ----------
Less distributions to
  shareholders:
   From net investment income                --             (0.28)        (0.47)            (0.62)        (0.82)         (0.70)
   From net realized gains                (0.05)            (0.43)        (0.61)               --(d)         --          (0.11)
                                    -----------       -----------     ---------       -----------     ---------     ----------
      Total distributions                 (0.05)            (0.71)        (1.08)            (0.62)        (0.82)         (0.81)
                                    -----------       -----------     ---------       -----------     ---------     ----------
NET ASSET VALUE, END OF PERIOD      $     10.46       $     10.40     $    9.95       $     10.39     $   10.17     $     9.64
                                    ===========       ===========     =========       ===========     =========     ==========
TOTAL RETURN (b)                           1.10%**          11.99%         6.45%             8.53%        14.52%          2.26%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of
     period (000's)                 $   870,421       $   602,824     $ 286,030       $   340,039     $ 156,412     $  120,276
   Net operating expenses
     to average daily net
     assets                                0.39%(f)*       0.39%(f)        0.38%(f)          0.38%(f)      0.39%(f)       0.40%
   Interest expense to
     average daily net
     assets                                  --                --            --                --            --           0.01%(g)
   Total net expenses to
     average daily net
     assets                                0.39%*            0.39%         0.38%             0.38%         0.39%          0.41%
   Net investment income
     to average daily net
     assets                                0.93%(c)*         2.43%(c)      1.91%(c)          7.38%(c)      6.29%(c)       6.59%
   Portfolio turnover rate                   38%**            114%          108%              113%          181%            40%
   Fees and expenses
     reimbursed and/or
     waived by the Manager
     to average daily net
     assets:                               0.06%*            0.09%         0.09%             0.09%         0.12%          0.10%

               See accompanying notes to the financial statements.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS -- (CONTINUED)
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

(a) As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the Statement of Operations. The effect of this reclassification was to increase the net investment income ratio for the year ending February 29, 2004 by 0.51% and net investment income per share by $0.05. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases (reductions) to the net investment income ratio of 0.06%, (0.01%), (0.05%) and 0.40% and to net investment income per share of $0.01, less than $(0.01), less than $(0.01) and $0.04 in the fiscal years ending February 28/29, 2003, 2002, 2001 and 2000, respectively.
(b) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.04, increase net realized gains and losses per share by $0.04, and decrease the ratio of net investment income to average net assets from 6.70% to 6.34%. Per share and ratio/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
(c) Net investment income is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.
(d)  The distribution from net realized gains was less than $0.01 per share.
(e) The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown.
(f) Net expenses exclude expenses incurred indirectly through investment in underlying funds. (See Note 3).
(g) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
+    Calculated using average shares outstanding throughout the period.
*    Annualized.
**   Not annualized.

               See accompanying notes to the financial statements.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (UNAUDITED)

1.   ORGANIZATION

     GMO Core Plus Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks a high total return through direct and indirect investment in U.S. securities, with additional return sought through exposure to foreign bond and currency markets. The Fund achieves U.S. bond market exposure by investing in GMO Short-Duration Collateral Fund, "synthetic" bonds (created by the Manager by combining a futures contract, swap contract, or option, on a fixed income security with cash, a cash equivalent or another fixed income security) and/or directly in U.S. Government securities and other high-quality U.S. dollar denominated fixed income securities. The Fund's benchmark is the Lehman Brothers U.S. Aggregate Bond Index.

     At August 31, 2004, 84.1% of the Fund was invested in the GMO Short-Duration Collateral Fund and 0.2% of the Fund was invested in the GMO Special Purpose Holding Fund, separate funds of GMO Trust managed by GMO. Shares of the GMO Short-Duration Collateral Fund and the GMO Special Purpose Holding Fund are not publicly available for direct purchase. At August 31, 2004, 3.0% of the net assets of the Fund was invested in the GMO Emerging Country Debt Fund, a separate fund of GMO Trust managed by GMO. The financial statements of the GMO Short-Duration Collateral Fund, the GMO Special Purpose Holding Fund and the GMO Emerging Country Debt Fund should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request by calling
     (617) 346-7646.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     CHANGE IN ACCOUNTING PRINCIPLE
     For the year ended February 29, 2004, as a result of a FASB Emerging Issues Task Force consensus (and subsequent related SEC staff guidance), the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the Statement of Operations. For consistency, similar reclassifications have been made to the per share

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     amounts in prior year financial highlights. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification increased net investment income and decreased net realized gains by $1,949,248 for the year ended February 29, 2004. This change had no effect on the Fund's net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of other funds of the Trust ("underlying funds") and other mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

     Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

     Securities may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     Certain securities held by the Fund, or underlying funds in which it invests, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. As of August 31, 2004, the total value of these securities represented 22.3% of net assets.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of August 31, 2004.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See the Schedule of Investments for all open futures contracts as of August 31, 2004.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. As of August 31, 2004 there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. See the Schedule of Investments for all open purchased option contracts as of August 31, 2004.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

     INDEXED SECURITIES
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. See the Schedule of Investments for all indexed securities held as of August 31, 2004.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates. See the Schedule of Investments for a summary of open swap agreements as of August 31, 2004.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. As of August 31, 2004, there were no open repurchase agreements.

     REVERSE REPURCHASE AGREEMENTS
     The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the fund on the next business day. As of August 31, 2004, there were no open reverse repurchase agreements.

     DELAYED DELIVERY COMMITMENTS
     The Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash and cash equivalents is maintained in an amount at least equal to these commitments with the custodian. As of August 31, 2004, the Fund held no delayed delivery commitments.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2004, the Fund had no securities on loan.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premium and discount. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in principal or face amount of these securities is recorded as interest income.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of 0.25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares. The Fund may invest in Class III shares of GMO Emerging Country Debt Fund ("ECDF"). Like the management fee (as described below), the Fund's shareholder service fee will be

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in ECDF. The Fund does not incur any indirect shareholder service fees as a result of the Fund's investment in GMO Special Purpose Holding Fund and GMO Short-Duration Collateral Fund ("SCDF").

     GMO has entered into a binding agreement effective until at least June 30, 2005 to reimburse the Fund to the extent that the Fund's total direct annual operating expenses plus the amount of indirect fees and operating expenses incurred through its investment in underlying funds exceed 0.25% of the average daily net assets. For purposes of this calculation, the Fund's total direct annual operating expenses excludes shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees) ("Trustees fees"), and the following investment-related costs: brokerage commissions, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes. Additionally, the indirect fees and operating expenses incurred through investment in underlying funds excludes investment-related expenses and Trustees fees. Through June 29, 2004, the indirect Trustees fees incurred by the Fund through its investment in ECDF were not excluded.

     The Fund incurs fees and expenses indirectly as a shareholder in GMO Special Purpose Holding Fund, SDCF and ECDF. For the six months ended August 31, 2004, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

                       INDIRECT OPERATING                     INDIRECT INVESTMENT-RELATED
                      EXPENSES (EXCLUDING                    EXPENSES (INCLUDING, BUT NOT
                        MANAGEMENT FEES,                     LIMITED TO, INTEREST EXPENSE,
     INDIRECT NET     SHAREHOLDER SERVICE       INDIRECT        FOREIGN AUDIT EXPENSE,
      MANAGEMENT      FEES AND INVESTMENT-     SHAREHOLDER      AND INVESTMENT-RELATED        TOTAL INDIRECT
         FEES          RELATED EXPENSES)      SERVICE FEES          LEGAL EXPENSE)               EXPENSES
     -------------------------------------------------------------------------------------------------------
       (0.006%)              0.019%              0.004%                 0.002%                    0.019%

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2004 was $2,953. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     For the six months ended August 31, 2004, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                      PURCHASES              SALES
                                                   ----------------     -----------------
     U.S. Government securities                      $ 224,676,563         $ 225,970,703
     Investments (non-U.S. Government securities)      343,560,106            70,844,270

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

5.   PRINCIPAL SHAREHOLDERS AND RELATED PARTIES

     At August 31, 2004, 68.0% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund. At August 31, 2004, less than 0.1% of the Fund was held by six related parties comprised of certain GMO employee accounts. As of August 31, 2004, a significant portion of the Fund's shares was held by accounts for which the Manager has investment discretion.

6.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                SIX MONTHS ENDED
                                                AUGUST 31, 2004                   YEAR ENDED
                                                  (UNAUDITED)                  FEBRUARY 29, 2004
                                           ------------- -------------     -----------  -------------
                                              SHARES        AMOUNT           SHARES        AMOUNT
                                           ------------- -------------     -----------  -------------
     Class III:
     Shares sold                             27,365,040  $ 280,283,047     30,208,958   $ 310,054,758
     Shares issued to shareholders in
       reinvestment of distributions            378,285      3,877,417      2,784,885      28,056,898
     Shares repurchased                      (2,532,470)   (25,670,799)    (3,748,190)    (38,291,275)
                                           ------------- -------------     -----------  -------------
     Net increase                            25,210,855  $ 258,489,665     29,245,653   $ 299,820,381
                                           ============= =============     ===========  =============

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

7.   INVESTMENTS IN AFFILIATED ISSUERS

     A summary of the Fund's transactions in the securities of these issuers during the six months ended August 31, 2004, is set forth below:

                           VALUE,                                                 CAPITAL
                        BEGINNING OF                    SALES       DIVIDEND       GAINS       VALUE, END OF
     AFFILIATE            PERIOD       PURCHASES       PROCEEDS      INCOME     DISTRIBUTIONS      PERIOD
     -------------------------------------------------------------------------------------------------------
     GMO Emerging
     Country Debt
     Fund, Class III   $  16,591,948  $   8,779,926  $         --  $   529,272    $   150,654  $  26,281,129
     GMO
     Short-Duration
     Collateral Fund     429,364,263    330,441,650    32,000,000       78,559        340,416    731,561,093
     GMO Special
     Purpose Holding
     Fund                 37,410,592      1,241,330    35,492,670    1,241,330             --      1,650,963*
                       -------------- -------------  ------------  -----------  -------------  -------------
     Totals            $ 483,366,803  $ 340,432,906  $ 67,492,670  $ 1,849,161    $   491,070  $ 759,493,195
                       ============== =============  ============  ===========  =============  =============

     * After effect of return of capital distribution of $1,446,729 on June 10, 2004.

8.   SUBSEQUENT EVENT

     Effective October 5, 2004, GMO Trust appointed a Chief Compliance Officer and adopted a compliance plan in accordance with Rule 38a-1 under the Investment Company Act of 1940, as amended.

GMO CORE PLUS BOND FUND
(A SERIES OF GMO TRUST)

FUND EXPENSES
AUGUST 31, 2004 (UNAUDITED)

     The Fund incurs ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees and other expenses. The following table, assuming a $1,000 investment in a class of shares, discloses the ending account value and operating expenses incurred for the six months ended August 31, 2004, based on, (1) the class's actual return and actual expenses, and (2) a hypothetical annualized 5% return and the class's actual expenses:

     Class III

                                                                        OPERATING
                                 BEGINNING           ENDING              EXPENSE
                                   VALUE              VALUE             INCURRED *
     -----------------------------------------------------------------------------------
     1) Actual                   $ 1,000.00         $ 1,011.00            $ 2.08
     2) Hypothetical               1,000.00           1,023.14               2.09

     *Expenses are calculated using the Class III annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2004 of 0.41%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     You can estimate expenses incurred for the six months ended August 31, 2004 on your investment in a particular class of shares by dividing your investment value at August 31, 2004 by $1,000 and then multiplying that result by the operating expenses of the class owned as calculated above. You can also use this information to compare ongoing expenses of investing in the Fund with those of other mutual funds.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2004

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

Beginning January 29, 2005, the Fund will be filing its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission's website at www.sec.gov. When filed, the Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund's website at www.gmo.com.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- TABULAR HOLDINGS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     DESCRIPTION                                                                     % OF NET ASSETS
     -------------------------------------------------------------------------------------------------
     Australia                                                                                    2.1%
     Austria                                                                                      0.7
     Belgium                                                                                      1.5
     Brazil                                                                                       0.6
     Canada                                                                                       0.5
     China                                                                                        0.1
     Chile                                                                                        0.1
     Denmark                                                                                      1.0
     Finland                                                                                      2.2
     France                                                                                       4.9
     Germany                                                                                      9.7
     Hong Kong                                                                                    2.5
     India                                                                                        0.9
     Indonesia                                                                                    0.3
     Ireland                                                                                      1.4
     Italy                                                                                        3.6
     Japan                                                                                       24.2
     Malaysia                                                                                     0.1
     Mexico                                                                                       0.1
     Netherlands                                                                                  3.2
     New Zealand                                                                                  0.7
     Norway                                                                                       2.3
     Singapore                                                                                    1.0
     South Africa                                                                                 0.0
     South Korea                                                                                  0.7
     Spain                                                                                        4.2
     Sweden                                                                                       1.2
     Switzerland                                                                                  3.3
     Taiwan                                                                                       0.2
     Thailand                                                                                     0.4
     United Kingdom                                                                              21.2
     Short Term Investments and Other Assets and Liabilities (net)                                5.1
                                                                                     -----------------
                                                                                                100.0%
                                                                                     =================

              See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

        SHARES         DESCRIPTION                                                                  VALUE ($)
------------------------------------------------------------------------------------------------------------------
                       COMMON STOCKS -- 93.2%

                       AUSTRALIA -- 2.1%
           2,535,830   Amcor Ltd                                                                        13,157,532
             440,100   Commonwealth Bank of Australia                                                    9,436,794
             958,218   Foodland Associated                                                              11,597,233
           4,910,800   Foster's Group Ltd                                                               16,246,462
           4,724,980   John Fairfax Holdings Ltd                                                        12,799,653
             824,550   Lihir Gold Ltd *                                                                    602,227
              76,000   Lihir Gold Ltd ADR 144A *                                                         1,116,440
             273,050   National Australia Bank Ltd                                                       5,151,033
          10,946,321   Pasminco Ltd *(a) (b)                                                                    --
           1,390,827   Westpac Banking Corp                                                             16,583,307
             862,185   Woolworths Ltd                                                                    7,722,729
                                                                                                ------------------
                                                                                                        94,413,410
                                                                                                ------------------
                       AUSTRIA -- 0.7%
             223,100   Erste Bank Der Oesterreichischen Sparkassen AG                                    8,498,732
              29,330   Flughafen Wien AG                                                                 1,684,371
              43,740   OMV AG                                                                           10,012,067
             452,000   Telekom Austria AG                                                                6,320,535
              29,344   VA Technologie AG (Bearer) *                                                      1,911,824
             131,530   Wienerberger AG (b)                                                               4,771,299
                                                                                                ------------------
                                                                                                        33,198,828
                                                                                                ------------------
                       BELGIUM -- 1.5%
              77,694   Almanij NV                                                                        4,868,940
             185,620   Belgacom SA *                                                                     6,190,025
              25,192   CIE Francois d' Entreprises                                                       6,973,097
             378,020   Dexia (b)                                                                         6,532,226
              35,733   Electrabel SA                                                                    11,994,791
             182,795   Fortis                                                                            4,082,220
              48,985   Groupe Bruxelles Lambert SA                                                       3,073,276
             252,480   KBC Bancassurance Holding                                                        15,227,496
              68,262   Solvay SA                                                                         5,754,413
              95,759   UCB SA                                                                            4,671,876
                                                                                                ------------------
                                                                                                        69,368,360
                                                                                                ------------------

              See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

        SHARES         DESCRIPTION                                                                  VALUE ($)
------------------------------------------------------------------------------------------------------------------
                       BRAZIL -- 0.2%
             533,600   Compania de Concessoes Rodoviarias                                                6,640,436
           1,000,000   Suzano Bahia Sul Papel e Celulose                                                 4,244,801
                                                                                                ------------------
                                                                                                        10,885,237
                                                                                                ------------------
                       CANADA -- 0.5%
           1,590,100   Hudson's Bay Co                                                                  16,895,416
             220,100   KAP Resources Ltd *(a)                                                                1,670
             504,500   Methanex Corp                                                                     6,696,801
                                                                                                ------------------
                                                                                                        23,593,887
                                                                                                ------------------
                       CHILE -- 0.1%
             124,500   CorpBanca SA ADR 144A                                                             3,130,702
                                                                                                ------------------
                       CHINA -- 0.1%
           4,173,000   China Shipping Container Lines Co Ltd                                             1,564,885
          10,640,000   China Telecom Corp Ltd                                                            3,428,148
                                                                                                ------------------
                                                                                                         4,993,033
                                                                                                ------------------
                       DENMARK -- 1.0%
           1,020,500   Danske Bank A/S                                                                  24,690,749
             550,000   H. Lundbeck A/S (b)                                                               9,923,194
             203,200   Novo-Nordisk A/S Class B                                                         10,867,980
                                                                                                ------------------
                                                                                                        45,481,923
                                                                                                ------------------
                       FINLAND -- 2.2%
           1,142,700   Huhtamaki Oyj (b)                                                                15,845,333
             152,600   Jaakko Poyry Group                                                                3,738,917
           3,326,100   Nokia Oyj                                                                        39,292,700
             662,800   Rapala VMC Oyj                                                                    4,703,400
             555,250   Stockmann Oyj AB Class B                                                         13,016,802
             714,200   Uponor Oyj (b)                                                                   24,589,773
                                                                                                ------------------
                                                                                                       101,186,925
                                                                                                ------------------

              See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

        SHARES         DESCRIPTION                                                                  VALUE ($)
------------------------------------------------------------------------------------------------------------------
                       FRANCE -- 4.9%
              45,660   Accor SA                                                                          1,932,760
             214,600   Arcelor                                                                           3,673,833
             107,640   Assurances Generales de France                                                    6,169,924
             427,040   Axa (b)                                                                           8,778,212
             104,405   BIC SA                                                                            4,457,832
             357,671   BNP Paribas                                                                      21,754,091
               6,082   Cap Gemini SA *                                                                     173,281
              28,610   Casino Guichard Perrachon SA                                                      2,262,310
              37,120   Christian Dior SA                                                                 2,134,958
             225,560   Cie de Saint-Gobain                                                              11,381,288
             176,517   Credit Agricole SA                                                                4,462,983
             306,192   France Telecom SA                                                                 7,247,612
             102,276   Groupe Danone                                                                     8,201,685
              17,475   Guyenne et Gascogne SA                                                            1,979,652
              90,792   Imerys SA (b)                                                                     5,670,171
              24,078   Lafarge SA                                                                        2,074,005
             121,766   Lagardere S.C.A.                                                                  7,334,014
              75,100   M6-Metropole Television                                                           1,877,313
             155,004   Michelin SA Class B                                                               8,231,049
              28,583   Pernod Ricard                                                                     3,537,153
             251,772   Peugeot SA                                                                       15,153,280
              68,400   Publicis Groupe (b)                                                               1,855,110
              65,083   Sanofi-Aventis *                                                                  4,627,079
              68,600   Sanofi-Aventis (Foreign Registered)                                               4,879,255
              96,864   Schneider Electric SA                                                             6,086,345
           1,338,620   Suez SA (b)                                                                      26,062,548
              24,310   Technip SA                                                                        3,650,169
             106,114   Thales SA (b)                                                                     3,593,299
             198,000   Total SA (b)                                                                     38,738,542
             109,031   Wendel Investissement (b)                                                         5,325,855
              24,831   Worms et Cie SA                                                                     625,958
                                                                                                ------------------
                                                                                                       223,931,566
                                                                                                ------------------

              See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

        SHARES         DESCRIPTION                                                                  VALUE ($)
------------------------------------------------------------------------------------------------------------------
                       GERMANY -- 9.2%
              86,930   Aareal Bank AG                                                                    2,355,854
             269,020   Adidas-Salomon AG                                                                34,636,253
             283,591   Allianz AG (Registered)                                                          27,433,889
             656,400   BASF AG                                                                          35,682,864
             141,420   Bayerische Vereinsbank *                                                          2,325,903
             429,210   Commerzbank AG *                                                                  7,074,926
             633,120   Continental AG                                                                   32,919,094
           1,285,117   DaimlerChrysler AG (Registered)                                                  53,607,159
             731,600   Depfa Bank Plc                                                                    9,691,604
             112,500   Deutsche Bank AG (Registered)                                                     7,708,125
           2,261,923   Deutsche Lufthansa AG *                                                          26,398,106
           2,859,223   Deutsche Telekom (Registered) *                                                  50,122,798
             374,670   Fraport AG (b)                                                                   11,814,751
              72,087   Fresenius Medical Care AG (b)                                                     5,269,581
               8,400   Hannover Rueckversicherungs AG (Registered)                                         274,202
             299,618   Heidelberger Druckmaschinen *                                                     8,859,143
              36,310   Koelnische Rueckversicherungs-Gesellschaft AG (New Shares) *                      3,311,649
             117,410   Koelnische Rueckversicherungs-Gesellschaft AG (Registered) *                     10,756,178
             101,490   MG Technologies AG *                                                              1,296,472
             242,274   Muenchener Rueckversicherungs AG (Registered)                                    23,044,561
              89,770   Repower Systems AG (b)                                                            1,792,308
             386,200   Siemens AG (Registered)                                                          26,627,240
           1,113,600   ThyssenKrupp AG                                                                  20,847,128
             396,850   Volkswagen AG                                                                    15,352,602
                                                                                                ------------------
                                                                                                       419,202,390
                                                                                                ------------------
                       HONG KONG -- 2.5%
           1,885,000   China Mobile Ltd                                                                  5,514,120
           6,313,000   China Resources Peoples Telephone Co Ltd                                          2,711,370
           7,700,000   China Resources Power Holdings Co                                                 4,086,949
           2,020,500   CLP Holdings Ltd                                                                 11,694,522
           1,264,400   Dah Sing Financial Services                                                       9,100,334
           2,532,000   Hang Lung Group Co Ltd                                                            3,915,114
           6,386,000   Hang Lung Properties Ltd                                                          9,330,497
           5,049,000   Hong Kong Land Holdings                                                           9,565,835

              See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

        SHARES         DESCRIPTION                                                                  VALUE ($)
------------------------------------------------------------------------------------------------------------------
           6,696,000   Hopewell Highway Infrastructure Ltd                                               4,213,013

                       HONG KONG -- CONTINUED
             940,000   Hysan Development Co Ltd                                                          1,633,911
           2,685,500   Jardine Strategic Holdings Ltd                                                   15,181,131
           1,489,500   Kerry Properties Ltd                                                              2,701,550
             947,500   Swire Pacific Ltd Class A                                                         6,740,716
          10,700,000   Swire Pacific Ltd Class B                                                        13,126,515
           1,927,000   Wharf Holdings Ltd                                                                6,388,392
           2,488,000   Yue Yuen Industrial Holdings (b)                                                  6,002,211
                                                                                                ------------------
                                                                                                       111,906,180
                                                                                                ------------------
                       INDIA -- 0.9%
             106,639   Corporation Bank                                                                    583,461
             350,000   Gujarat Ambuja Cement *                                                           2,450,125
             390,000   Hero Honda Motors Ltd                                                             3,731,410
             160,000   Hindalco Industries Ltd                                                           4,082,420
             254,700   Hindalco Industries Ltd GDR 144A                                                  6,533,055
             850,000   ICICI Bank Ltd                                                                    4,951,706
             384,000   ITC Ltd GDR                                                                       8,632,320
           3,724,562   Mirc Electronics Ltd                                                              1,567,137
             146,664   Oil & Natural Gas Corp Ltd                                                        2,263,406
             143,945   Reliance Industries Ltd GDR 144A                                                  3,071,786
             483,333   Satyam Computer Services Ltd                                                      3,543,788
                                                                                                ------------------
                                                                                                        41,410,614
                                                                                                ------------------
                       INDONESIA -- 0.3%
           9,523,915   Astra International Tbk                                                           6,492,473
           7,677,000   Indocement Tunggal Prakarsa *                                                     1,314,608
          51,178,000   PT Bank Mandiri                                                                   6,845,859
                                                                                                ------------------
                                                                                                        14,652,940
                                                                                                ------------------
                       IRELAND -- 1.4%
           1,843,690   Allied Irish Banks Plc                                                           29,119,087
           1,892,770   Bank of Ireland                                                                  25,411,000
             179,682   CRH Plc                                                                           4,083,342
             425,300   Grafton Group Plc *                                                               3,633,576
             224,000   Irish Life & Permanent Plc                                                        3,408,421
                                                                                                ------------------

              See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

        SHARES         DESCRIPTION                                                                  VALUE ($)
------------------------------------------------------------------------------------------------------------------
                                                                                                        65,655,426
                                                                                                ------------------
                       ITALY -- 3.6%
             704,100   Alleanza Assicurazioni SPA                                                        7,384,628
             236,431   Assicurazioni Generali SPA                                                        6,182,377
           1,318,428   Banca Intesa SPA                                                                  4,844,190
             842,623   Banca Intesa SPA (Savings Shares)                                                 2,394,614
             769,124   Banca Monte dei Paschi di Siena SPA                                               2,251,171
             310,183   Banca Nazionale Del Lavoro SPA *                                                    719,438
             231,854   Buzzi Unicem SPA                                                                  2,811,720
           1,401,160   CIR-Compagnie Industriali Riunite SPA                                             2,734,745
             178,447   Danieli and Co SPA (Savings Shares)                                                 512,673
           2,173,557   Edison SPA *(b)                                                                   3,608,850
           2,122,435   Enel SPA (b)                                                                     16,426,879
           2,156,921   ENI SPA                                                                          44,313,179
             727,710   Fiat SPA *(b)                                                                     5,226,279
             198,546   Grouppo Editoriale L'Espresso (b)                                                 1,026,750
             449,770   Italcementi SPA                                                                   3,997,162
              58,000   Pagnossin SPA *                                                                      47,093
             515,071   Riunione Adriatica di Sicurta SPA                                                 9,105,236
             650,500   Snam Rete Gas SPA                                                                 2,920,697
             841,906   Telecom Italia Mobile SPA (Savings Shares) (b)                                    4,397,475
           8,212,676   Telecom Italia SPA                                                               18,066,364
           6,378,098   Telecom Italia SPA (Savings Shares)                                              19,134,865
           1,421,282   UniCredito Italiano SPA                                                           6,824,845
                                                                                                ------------------
                                                                                                       164,931,230
                                                                                                ------------------
                       JAPAN -- 23.4%
             380,500   Aeon Co Ltd                                                                       6,372,635
             380,500   Aeon Co Ltd *(c)                                                                  6,223,495
             823,400   Aisin Seiki Co Ltd                                                               19,871,223
             732,000   Ajinomoto Co Inc                                                                  8,245,162
             153,000   Alps Electric Co Ltd                                                              1,897,738
             345,071   Arisawa Manufacturing                                                            13,818,327
             371,000   Asahi Glass Co Ltd                                                                3,594,243
           1,799,000   Asahi Kasei Corp                                                                  8,077,242
             627,900   Bandai Co                                                                        14,599,220
             915,000   Bank of Fukuoka Ltd (b)                                                           4,773,606

              See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

        SHARES         DESCRIPTION                                                                  VALUE ($)
------------------------------------------------------------------------------------------------------------------
                       JAPAN -- CONTINUED
           1,086,000   Canon Inc                                                                        51,929,296
           1,135,500   Chubu Electric Power Co Inc                                                      24,948,390
           1,070,000   Daikin Industries Ltd                                                            27,896,891
           1,476,000   Daimaru Inc                                                                      11,826,396
           2,437,000   Daiwa Securities Co Ltd                                                          15,871,739
           1,292,500   Denso Corp                                                                       31,822,393
               4,592   East Japan Railway Co                                                            25,819,756
             656,700   Eisai Co Ltd                                                                     18,756,068
             139,500   Fanuc Ltd                                                                         7,459,423
             982,000   Fujikura Ltd                                                                      4,458,309
             666,800   Honda Motor Co Ltd                                                               33,228,180
             743,000   Isetan Co Ltd                                                                     8,324,840
           2,572,000   Isuzu Motors Ltd *(b)                                                             6,058,310
           3,279,000   Itochu Corp *                                                                    13,559,768
             930,800   JFE Holdings Inc                                                                 25,426,436
             391,000   JSR Corp                                                                          6,548,712
             520,000   Kaneka Corp                                                                       4,954,389
           1,322,000   Kao Corp                                                                         32,527,419
               5,425   KDDI Corp                                                                        26,138,859
           1,279,000   Komatsu Ltd                                                                       7,870,816
           1,912,000   Konica Minolta Holdings Inc                                                      24,730,825
              36,180   Kose Corp                                                                         1,368,163
             669,700   Marui Co Ltd                                                                      8,874,873
           3,151,000   Matsushita Electric Industrial Co Ltd                                            42,447,893
           2,608,000   Mitsubishi Corp                                                                  27,023,162
           5,226,000   Mitsubishi Electric Corp                                                         25,322,988
           2,163,000   Mitsubishi Rayon Co Ltd                                                           7,178,852
               3,402   Mitsubishi Tokyo Finance Group Inc                                               30,711,899
           1,007,000   Mitsui Fudosan Co Ltd                                                            11,155,280
           2,398,000   Mitsui Mining & Smelting Co Ltd                                                   9,781,729
           1,151,000   Mitsui OSK Lines Ltd                                                              6,852,523
             280,800   Namco Ltd                                                                         7,078,668
             210,900   NEC Electronics Corp (b)                                                         10,719,968
           2,337,000   Nippon Express Co Ltd                                                            12,023,833
           2,392,500   Nippon Mining Holdings Inc                                                       11,032,528
           3,442,800   Nissan Motor Co                                                                  37,508,127

              See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

        SHARES         DESCRIPTION                                                                  VALUE ($)
------------------------------------------------------------------------------------------------------------------
                       JAPAN -- CONTINUED
             275,300   Nissin Food Products                                                              6,985,812
           1,810,000   NTN Corp (b)                                                                      9,863,254
             806,600   Omron Corp                                                                       17,271,949
             147,700   ORIX Corp                                                                        15,177,164
           1,484,000   Ricoh Company Ltd                                                                29,189,921
             232,000   Rinnai Corp                                                                       6,706,179
             157,000   Seino Transportation Co Ltd                                                       1,483,883
             581,000   Sekisui Chemical Co Ltd                                                           4,382,793
             607,000   Sekisui House Ltd                                                                 6,117,508
             565,000   Sharp Corp                                                                        7,901,793
              95,800   Stanley Electric Co Ltd                                                           1,440,054
             414,000   Sumitomo Corp                                                                     3,022,316
           2,134,000   Sumitomo Electric Industries Ltd                                                 19,566,648
               3,305   Sumitomo Mitsui Financial Group Inc (b)                                          20,008,840
             833,000   Sumitomo Trust & Banking                                                          5,048,145
           2,266,000   Taisei Corp                                                                       7,783,595
             182,400   Takeda Pharmaceutical Co Ltd                                                      8,246,334
             412,500   Tokyo Broadcasting System Inc                                                     6,559,045
           3,937,000   Tokyo Gas Co                                                                     14,476,709
           1,935,000   Toray Industries Inc                                                              9,184,216
           1,159,000   Toto Ltd                                                                         11,485,007
           1,766,200   Toyota Motor Corp                                                                69,722,160
             612,000   Ushio Inc                                                                        10,007,961
               2,241   West Japan Railway Co                                                             9,278,331
             474,800   Yamanouchi Pharmaceutical Co Ltd                                                 16,475,584
             678,000   Yokogawa Electric Corp (b)                                                        7,459,019
                                                                                                ------------------
                                                                                                     1,071,554,812
                                                                                                ------------------
                       MALAYSIA -- 0.1%
           1,020,000   Malaysian International Shipping Berhad (Foreign Registered)                      3,353,948
           1,547,400   Proton Holdings Berhad *                                                          3,155,882
                                                                                                ------------------
                                                                                                         6,509,830
                                                                                                ------------------
                       MEXICO -- 0.1%
           1,517,000   Alfa SA de CV Class A                                                             4,983,163
                                                                                                ------------------

              See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

        SHARES         DESCRIPTION                                                                  VALUE ($)
------------------------------------------------------------------------------------------------------------------
                       NETHERLANDS -- 3.2%
             205,257   ABN Amro Holdings NV                                                              4,370,967
             534,270   Aegon NV                                                                          5,722,721
             300,302   Akzo Nobel NV                                                                    10,131,937
             370,750   Fortis NV *                                                                       8,273,006
              26,608   Fugro NV                                                                          1,869,165
           1,164,954   Hagemeyer NV *(b)                                                                 2,067,305
             139,274   Hal Trust (Participating Units)                                                   4,571,197
           1,054,840   ING Groep NV                                                                     25,836,489
             210,213   Koninklijke Ahold NV *                                                            1,304,541
             537,600   Koninklijke KPN NV                                                                4,134,500
             118,631   Koninklijke Wessanen NV                                                           1,667,684
             214,320   Laurus NV *(b)                                                                      208,344
           1,144,832   Philips Electronics NV                                                           26,552,817
              92,391   Philips Electronics NV ADR                                                        2,143,471
             299,670   Royal Dutch Petroleum                                                            15,179,978
             131,807   TPG NV                                                                            3,062,706
              93,823   Unilever NV                                                                       5,624,269
              38,434   Univar NV                                                                           728,490
             112,010   Van Ommeren Vopak NV                                                              1,909,041
             358,805   VNU NV                                                                            9,168,464
              55,587   Wereldhave NV                                                                     4,744,231
             527,747   Wolters Kluwer NV                                                                 8,711,164
                                                                                                ------------------
                                                                                                       147,982,487
                                                                                                ------------------
                       NEW ZEALAND -- 0.7%
             394,478   Air New Zealand *                                                                   498,157
           8,368,343   Telecom Corp of New Zealand                                                      31,454,553
           8,100,237   Trans Tasman Properties Ltd *                                                     2,078,685
                                                                                                ------------------
                                                                                                        34,031,395
                                                                                                ------------------
                       NORWAY -- 2.3%
             938,098   Ekornes ASA                                                                      19,318,121
             461,200   Norsk Hydro ASA                                                                  28,784,169
           1,168,820   Prosafe ASA                                                                      25,890,441
           2,397,420   Statoil ASA                                                                      30,605,505
                                                                                                ------------------

              See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

        SHARES         DESCRIPTION                                                                  VALUE ($)
------------------------------------------------------------------------------------------------------------------
                                                                                                       104,598,236
                                                                                                ------------------
                       SINGAPORE -- 1.0%
           4,641,940   Allgreen Properties Ltd                                                           2,880,391
           8,506,000   ComfortDelgro Corp Ltd                                                            6,255,135
           2,039,580   DBS Group Holdings Ltd                                                           18,637,958
           1,850,000   Parkway Holdings Ltd                                                              1,387,243
           6,040,000   People's Food Holdings Ltd                                                        3,779,651
             414,000   Singapore Airlines Ltd                                                            2,692,348
           4,911,000   Singapore Telecom Ltd *                                                           6,573,906
           7,125,000   Unisteel Technology Ltd                                                           5,378,544
                                                                                                ------------------
                                                                                                        47,585,176
                                                                                                ------------------
                       SOUTH AFRICA -- 0.0%
             153,500   Allied Technologies Ltd                                                             774,320
             255,341   Western Areas Ltd *                                                               1,071,947
                                                                                                ------------------
                                                                                                         1,846,267
                                                                                                ------------------
                       SOUTH KOREA -- 0.7%
              19,865   Hansol Paper Co                                                                     153,817
             289,650   Korea Electric Power Corp                                                         5,110,404
           1,459,100   KT Corp ADR                                                                      25,563,432
               8,420   SK Telecom Co Ltd                                                                 1,267,602
                                                                                                ------------------
                                                                                                        32,095,255
                                                                                                ------------------
                       SPAIN -- 4.2%
             446,340   ACS Actividades Cons Y Serv                                                       7,604,207
             384,760   Altadis SA                                                                       11,997,604
             900,000   Amadeus Global Travel Distribution Class A                                        6,142,394
              13,475   Antena 3 Television SA *                                                            666,084
           1,488,392   Banco Bilbao Vizcaya Argentaria SA                                               19,891,482
             136,863   Banco Popular Espanol                                                             7,416,936
           1,087,932   Banco Santander Central Hispano SA                                               10,697,891
           1,178,318   Endesa SA                                                                        21,858,342
             337,600   Gas Natural SDG SA                                                                8,051,808
           1,182,923   Iberdrola SA                                                                     24,173,925
             174,100   Inditex SA                                                                        4,007,480
             167,250   Red Electrica de Espana                                                           2,833,043

              See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

        SHARES         DESCRIPTION                                                                  VALUE ($)
------------------------------------------------------------------------------------------------------------------
                       SPAIN -- CONTINUED
           1,179,129   Repsol YPF SA                                                                    24,437,445
           2,492,463   Telefonica SA                                                                    35,573,939
             141,477   Transportes Azkar SA                                                              1,054,266
             289,290   Union Fenosa SA                                                                   6,431,662
                                                                                                ------------------
                                                                                                       192,838,508
                                                                                                ------------------
                       SWEDEN -- 1.2%
             900,790   Autoliv Inc SDR                                                                  37,740,701
             755,700   Billerud AB                                                                      11,757,921
             915,100   Lundin Mining Corp *                                                              4,834,799
                                                                                                ------------------
                                                                                                        54,333,421
                                                                                                ------------------
                       SWITZERLAND -- 3.3%
             331,116   ABB Ltd *                                                                         1,880,602
             117,270   Baloise Holding Ltd                                                               4,442,823
               1,620   Bank Sarasin & Cie AG Class B (Registered)                                        2,238,341
               2,822   Banque Cantonale Vaudoise                                                           321,492
               2,666   Belimo Holding AG (Registered)                                                    1,264,022
              20,560   Bobst Group AG (Registered)                                                         644,607
              90,460   Converium Holding AG (b)                                                          1,824,794
             250,950   Credit Suisse Group *                                                             7,844,946
               9,335   Energiedienst Holding AG (Registered)                                             2,717,850
              28,283   Fischer (George) AG (Registered) *                                                6,970,454
               6,697   Forbo Holdings AG (Registered) *                                                  1,393,977
              11,768   Geberit AG (Registered)                                                           8,361,803
             130,105   Holcim Ltd                                                                        6,985,460
                 880   Jelmoli Holding AG (Bearer)                                                       1,083,598
               4,836   Jelmoli Holding AG (Registered)                                                   1,198,257
              32,499   Lonza Group AG (Registered)                                                       1,440,741
              81,810   Nestle SA (Registered)                                                           19,362,141
             585,184   Novartis AG (Registered)                                                         27,155,851
              28,010   Rieter Holding AG (Registered)                                                    7,541,897
               1,674   Sulzer AG (Registered)                                                              469,697
                 504   Swiss National Insurance Co (Registered)                                            231,025
             128,226   Swiss Reinsurance Co                                                              7,270,815

              See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

        SHARES         DESCRIPTION                                                                  VALUE ($)
------------------------------------------------------------------------------------------------------------------
                       SWITZERLAND -- CONTINUED
              34,730   Swisscom AG (Registered) (b)                                                     11,487,820
             174,640   UBS AG (Registered)                                                              11,757,106
              59,970   Unique Zurich Airport *                                                           4,790,558
              18,941   Valora Holding AG                                                                 4,143,981
              28,841   Zurich Financial Services AG *                                                    4,037,064
                                                                                                ------------------
                                                                                                       148,861,722
                                                                                                ------------------
                       TAIWAN -- 0.2%
             431,100   Chunghwa Telecom Co Ltd ADR (b)                                                   7,354,566
             582,431   Compal Electronics GDR 144A                                                       2,737,426
             646,070   Standard Foods Corp                                                                 196,093
                                                                                                ------------------
                                                                                                        10,288,085
                                                                                                ------------------
                       THAILAND -- 0.4%
             786,000   Siam Cement Pcl (Foreign Registered)                                              4,566,915
             813,500   Siam Cement Pcl (Foreign Registered) NVDR                                         4,453,253
          16,559,000   Sino Thai Engineering & Construction Pcl (Foreign Registered) (a)                 3,737,205
           3,117,000   Thai Airways International (Foreign Registered) (a)                               4,003,830
           1,528,800   Tipco Asphalt Pcl (Foreign Registered) *(a)                                         963,529
                                                                                                ------------------
                                                                                                        17,724,732
                                                                                                ------------------
                       UNITED KINGDOM -- 21.2%
             954,588   Abbey National Plc                                                               10,293,405
           4,110,200   Aggregate Industries Plc                                                          6,507,498
           1,542,891   Allied Domecq Plc                                                                12,372,720
             551,000   Amvescap Plc                                                                      2,896,151
             727,100   Associated British Foods Plc                                                      8,184,914
             437,700   AstraZeneca Plc                                                                  20,176,821
           1,942,406   Aviva Plc                                                                        18,638,200
             209,372   AWG Plc *                                                                         2,391,161
          69,511,504   AWG Plc (Redeemable Shares) *                                                       121,296
             852,428   BAA Plc                                                                           8,527,810
           5,876,410   BAE Systems Plc                                                                  21,284,392
           5,545,094   Barclays Plc                                                                     51,318,172
             896,942   BBA Group Plc                                                                     4,214,441

              See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

        SHARES         DESCRIPTION                                                                  VALUE ($)
------------------------------------------------------------------------------------------------------------------
                       UNITED KINGDOM -- CONTINUED
           2,436,846   BG Group Plc                                                                     15,068,751
             521,047   BHP Billiton Plc                                                                  4,921,397
             592,990   Boots Group Plc                                                                   7,247,350
           4,948,751   BP Plc                                                                           43,973,283
             454,033   BPB Plc                                                                           3,304,703
             501,600   British Energy Plc (Deferred Shares) *(a)                                                --
             544,476   British Sky Broadcasting Plc                                                      4,698,982
           7,408,601   BT Group Plc                                                                     24,400,358
             487,820   Bunzl Co                                                                          3,741,757
           1,869,001   Cable & Wireless                                                                  3,648,366
             666,100   Cadbury Schweppes Plc                                                             5,355,595
             835,021   Cattle's Plc                                                                      4,812,774
           5,011,064   Centrica Plc                                                                     22,230,136
             175,900   Cobham Group Plc                                                                  4,304,912
           1,548,472   Diageo Plc                                                                       19,090,436
           1,903,594   Dixons Group Plc (New Shares)                                                     5,415,458
             526,698   FKI Plc                                                                           1,151,406
           1,728,913   Gallaher Group Plc                                                               20,585,044
           2,517,213   GlaxoSmithKline Plc                                                              51,327,832
             704,089   GUS Plc                                                                          10,776,791
             626,658   Hanson Plc                                                                        4,278,316
           1,101,900   Hays Plc                                                                          2,357,505
           3,086,022   HBOS Plc                                                                         37,838,590
           1,717,091   Hilton Group Plc                                                                  8,089,062
           2,590,186   HSBC Holdings Plc                                                                40,331,765
             692,020   Imperial Chemical Industries Plc                                                  2,761,831
           1,053,118   Imperial Tobacco Group Plc                                                       23,279,887
             270,416   Intercontinental Hotels Group Plc                                                 2,761,953
           1,185,940   International Power Plc *                                                         2,920,049
             391,360   International Power Plc (Fully-paid Shares) *                                       957,490
           1,081,727   J Sainsbury Plc                                                                   5,082,103
           1,504,500   John Wood Group Plc                                                               3,440,799
             343,370   Johnson Matthey Plc                                                               5,625,938
             283,803   Kesa Electricals Plc                                                              1,440,612
             942,973   Kidde Plc                                                                         2,002,555
           1,486,434   Kingfisher Plc                                                                    7,433,777

              See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

        SHARES         DESCRIPTION                                                                  VALUE ($)
------------------------------------------------------------------------------------------------------------------
                       UNITED KINGDOM -- CONTINUED
           8,024,144   Legal & General Group Plc                                                        14,427,816
           4,126,020   Lloyds TSB Group Plc                                                             31,031,261
              64,438   Lonmin Plc                                                                        1,255,932
             838,869   Marks & Spencer Group Plc                                                         5,328,423
           1,255,000   Matalan Plc                                                                       4,663,694
             277,128   Mitchells & Butlers Plc                                                           1,287,927
           1,922,501   mmO2 Plc *                                                                        3,116,785
           1,936,944   National Grid Transco Plc                                                        16,229,943
             180,132   Next Plc                                                                          4,836,683
             604,000   Northern Rock Plc                                                                 7,731,459
             971,100   Pearson Plc                                                                      10,855,437
           1,240,017   Peninsular & Oriental Steam Navigation Co                                         5,364,233
           1,102,500   Photo-Me International Plc *                                                      1,997,424
           1,101,472   Prudential Plc                                                                    8,749,283
             312,990   Reed Elsevier Plc                                                                 2,782,216
           2,425,620   Rentokil Initial Plc                                                              6,570,662
             621,169   Reuters Group Plc                                                                 3,602,665
             625,836   Rexam Plc                                                                         4,981,200
             178,941   RMC Group Plc                                                                     2,055,434
           2,335,681   Royal Bank of Scotland Group                                                     65,191,354
           1,140,400   SABMiller Plc                                                                    14,203,101
           1,474,921   Scottish & Newcastle Plc                                                         10,558,844
             543,760   Scottish & Southern Energy Plc                                                    7,230,246
           1,480,700   Scottish Power Plc                                                               10,741,924
             739,063   Severn Trent Plc                                                                 11,541,847
           5,289,150   Shell Transport & Trading Co Plc (Registered)                                    38,630,561
             597,432   Smith (David S.) Holdings Plc                                                     1,571,392
             140,434   Standard Chartered Plc                                                            2,390,774
             226,228   TI Automotive Ltd Class A *(a)                                                           --
             948,246   Tomkins Plc                                                                       4,439,126
             205,125   Travis Perkins Plc                                                                5,035,948
             340,847   Trinity Mirror Plc                                                                3,959,463
             787,532   Unilever Plc                                                                      6,778,490
             503,784   United Utilities Plc                                                              4,975,671
             194,657   United Utilities Plc Class A                                                      1,280,287
             402,580   Viridian Group Plc                                                                4,449,471

              See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

         SHARES/
        PAR VALUE      DESCRIPTION                                                                  VALUE ($)
------------------------------------------------------------------------------------------------------------------
                       UNITED KINGDOM -- CONTINUED
          21,279,362   Vodafone Group Plc                                                               48,440,155
             313,844   Whitbread Plc                                                                     4,616,424
             621,321   Wolseley Plc                                                                      9,535,874
             493,600   WPP Group Plc                                                                     4,431,906
                                                                                                ------------------
                                                                                                       970,455,879
                                                                                                ------------------

                       TOTAL COMMON STOCKS (COST $3,633,467,633)                                     4,273,631,619

                       CONVERTIBLE SECURITIES -- 0.8%

                       JAPAN -- 0.8%
JPY    1,866,000,000   SMFG Finance, 144A, 2.25%, due 07/11/05                                          35,938,502
                                                                                                ------------------
                       TOTAL CONVERTIBLE SECURITIES (COST $16,035,135)                                  35,938,502
                                                                                                ------------------
                       PREFERRED STOCKS -- 0.9%

                       BRAZIL -- 0.3%
             112,300   Ultrapar Participacoes SA ADR                                                     1,545,248
              76,800   Unibanco - Uniao de Bancos Brasileiros SA GDR                                     1,758,720
             274,400   Votorantim Celulose e Papel SA ADR                                                9,639,672
                                                                                                ------------------
                                                                                                        12,943,640
                                                                                                ------------------
                       FRANCE -- 0.0%
              21,058   Casino Guichard Perrachon SA 3.74% (b)                                            1,500,546
                                                                                                ------------------
                       GERMANY -- 0.5%
              96,100   Henkel KGaA (b)                                                                   6,985,452
             635,299   Volkswagen AG 5.30%                                                              16,860,813
                                                                                                ------------------
                                                                                                        23,846,265
                                                                                                ------------------

              See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

         SHARES/
        PAR VALUE      DESCRIPTION                                                                  VALUE ($)
------------------------------------------------------------------------------------------------------------------
                       ITALY -- 0.0%
             165,933   Fiat SPA 4.95%                                                                      783,665
              57,871   IFI Istituto Finanziario Industries 4.82%                                           570,550
                                                                                                ------------------
                                                                                                         1,354,215
                                                                                                ------------------
                       TOTAL PREFERRED STOCKS (COST $38,789,343)                                        39,644,666
                                                                                                ------------------
                       DEBT OBLIGATIONS -- 0.0%

                       UNITED KINGDOM -- 0.0%
GBP          102,000   BG Transco Holdings Plc, 7.00%, due 12/16/24                                        209,259
GBP          102,000   BG Transco Holdings Plc, 5.96%, due 12/14/09                                        186,025
GBP          102,000   BG Transco Holdings Plc Index Linked, 4.19%, due 12/14/22                           233,513
                                                                                                ------------------
                                                                                                           628,797
                                                                                                ------------------
                       TOTAL DEBT OBLIGATIONS (COST $381,364)                                              628,797
                                                                                                ------------------
                       SHORT-TERM INVESTMENTS -- 5.0%

                       CASH EQUIVALENTS -- 1.9%
         144,755,535   The Boston Global Investment Trust (d)                                          144,755,535
                                                                                                ------------------
                       CASH EQUIVALENTS -- 1.9%
          85,300,000   ING Bank GC Time Deposit, 1.57%, due 09/01/04                                    85,300,000
                                                                                                ------------------
                       TOTAL SHORT-TERM INVESTMENTS (COST $230,055,535)                                230,055,535
                                                                                                ------------------
                       TOTAL INVESTMENTS -- 99.9%
                       (Cost $3,918,729,010)                                                         4,579,899,119

                       Other Assets and Liabilities (net) -- 0.1%                                        4,026,438
                                                                                                ------------------
                       TOTAL NET ASSETS -- 100.0%                                               $    4,583,925,557
                                                                                                ==================


              See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

          NOTES TO SCHEDULE OF INVESTMENTS:

          144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.
          ADR - American Depositary Receipt
          Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.
          GDR  - Global Depository Receipt
          NVDR - Non-Voting Depository Receipt
          SDR  - Swedish Depository Receipt

          *    Non-income producing security.
          (a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 2).
          (b)  All or a portion of this security is out on loan (Note 2).
          (c)  When issued security (Note 2).
          (d)  Investment of security lending collateral (Note 2).

          CURRENCY ABBREVIATIONS:

          GBP - British Pound
          JPY - Japanese Yen

At August 31, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                                  GROSS UNREALIZED             GROSS UNREALIZED             NET UNREALIZED
     AGGREGATE COST                 APPRECIATION                 DEPRECIATION                APPRECIATION
--------------------------   ---------------------------  ---------------------------  -------------------------
    $  3,923,965,026               $  755,582,441              $  (99,648,348)              $  655,934,093

At February 29, 2004, GMO Foreign Fund had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Internal Revenue Code of $9,653,648 expiring in 2011. Utilization of the capital loss carryforward above could be subject to limitations imposed by the Internal Revenue Code related to share ownership activity.

              See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- INDUSTRY SECTOR SUMMARY
(SHOWING PERCENTAGE OF EQUITY INVESTMENTS)
AUGUST 31, 2004 (UNAUDITED)

     At August 31, 2004, industry sector diversification of the Fund's equity investments was as follows:

         INDUSTRY SECTOR
         ---------------------------------------------------------------------------------------
         Financials                                                                         22.8%
         Consumer Discretionary                                                             18.4
         Industrials                                                                        12.8
         Telecommunication Services                                                          8.2
         Energy                                                                              7.9
         Materials                                                                           7.4
         Consumer Staples                                                                    7.1
         Utilities                                                                           6.3
         Information Technology                                                              4.8
         Health Care                                                                         4.3
                                                                                         -------
                                                                                           100.0%
                                                                                         =======

              See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES --  AUGUST 31, 2004 (UNAUDITED)

ASSETS:
   Investments, at value, including securities on loan of $135,216,588
     (cost $3,918,729,010) (Note 2)                                             $ 4,579,899,119
   Cash                                                                                 748,622
   Foreign currency, at value (cost $126,904,195) (Note 2)                          126,437,335
   Receivable for investments sold                                                   11,856,440
   Receivable for Fund shares sold                                                   27,858,978
   Dividends and interest receivable                                                 10,960,129
   Foreign taxes receivable                                                           1,280,637
   Receivable for expenses reimbursed by Manager (Note 3)                               214,644
                                                                                ---------------
     Total assets                                                                 4,759,255,904
                                                                                ---------------
LIABILITIES:
   Payable for investments purchased                                                 18,270,373
   Payable upon return of securities loaned (Note 2)                                144,755,535
   Payable for Fund shares repurchased                                                9,018,892
   Payable to affiliate for (Note 3):
     Management fee                                                                   2,294,519
     Shareholder service fee                                                            570,261
     Administration fee - Class M                                                         1,737
     Trustees fee                                                                         8,123
   Payable for 12b-1 fee - Class M                                                        4,363
   Accrued expenses                                                                     406,544
                                                                                ---------------
Total liabilities                                                                   175,330,347
                                                                                ---------------
NET ASSETS                                                                      $ 4,583,925,557
                                                                                ===============

NET ASSETS CONSIST OF:
   Paid-in capital                                                              $ 3,754,918,617
   Accumulated undistributed net investment income                                   54,065,155
   Accumulated net realized gain                                                    114,318,823
   Net unrealized appreciation                                                      660,622,962
                                                                                ---------------
                                                                                $ 4,583,925,557
                                                                                ===============

              See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES --  AUGUST 31, 2004
  (UNAUDITED) -- (CONTINUED)

NET ASSETS ATTRIBUTABLE TO:
     Class II shares                                                                           $      802,874,179
                                                                                               ==================
     Class III shares                                                                          $    2,793,096,761
                                                                                               ==================
     Class IV shares                                                                           $      977,550,923
                                                                                               ==================
     Class M shares                                                                            $       10,403,694
                                                                                               ==================

SHARES OUTSTANDING:
     Class II                                                                                          61,053,850
                                                                                               ==================
     Class III                                                                                        211,692,335
                                                                                               ==================
     Class IV                                                                                          74,052,907
                                                                                               ==================
     Class M                                                                                              794,167
                                                                                               ==================

NET ASSET VALUE PER SHARE:
     Class II                                                                                  $            13.15
                                                                                               ==================
     Class III                                                                                 $            13.19
                                                                                               ==================
     Class IV                                                                                  $            13.20
                                                                                               ==================
     Class M                                                                                   $            13.10
                                                                                               ==================

              See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
     Dividends (net of withholding taxes of $10,153,708)                                         $    79,747,187
     Interest (including securities lending income of $1,920,362)                                      3,933,189
                                                                                                 ----------------
        Total income                                                                                  83,680,376
                                                                                                 ----------------

EXPENSES:
     Management fee (Note 3)                                                                          13,175,008
     Shareholder service fee (Note 3) - Class II                                                         882,268
     Shareholder service fee (Note 3) - Class III                                                      1,965,220
     Shareholder service fee (Note 3) - Class IV                                                         431,391
     12b-1 fee (Note 3) - Class M                                                                         13,336
     Administration fee (Note 3)  - Class M                                                               10,669
     Custodian fees                                                                                    1,106,852
     Transfer agent fees                                                                                  39,836
     Audit and tax fees                                                                                   36,800
     Legal fees                                                                                           56,580
     Trustees fees and related expenses (Note 3)                                                          29,270
     Registration fees                                                                                    23,552
     Miscellaneous                                                                                        21,160
                                                                                                 ----------------
         Total expenses                                                                                17,791,942
     Fees and expenses reimbursed by Manager (Note 3)                                                  (1,280,732)
                                                                                                 ----------------
         Net expenses                                                                                  16,511,210
                                                                                                 ----------------

             Net investment income                                                                     67,169,166
                                                                                                 ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
         Investments (net of CPMF tax of $10,561) (Note 2)                                            132,160,143
         Foreign currency, forward contracts and foreign currency related transactions                 (2,664,776)
                                                                                                 ----------------

             Net realized gain                                                                        129,495,367
                                                                                                 ----------------

     Change in net unrealized appreciation (depreciation) on:
         Investments                                                                                (214,952,402)
         Foreign currency, forward contracts and foreign currency related transactions                  (585,707)
                                                                                                 ----------------

             Net unrealized loss                                                                     (215,538,109)
                                                                                                 ----------------

         Net realized and unrealized loss                                                             (86,042,742)
                                                                                                 ----------------

              See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                             $    (18,873,576)
                                                                                                 ================

              See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                       SIX MONTHS ENDED
                                                                        AUGUST 31, 2004         YEAR ENDED
                                                                          (UNAUDITED)       FEBRUARY 29, 2004
                                                                       ----------------     ----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
     Net investment income                                              $    67,169,166     $      47,464,607
     Net realized gain                                                      129,495,367            77,909,980
     Change in net unrealized appreciation (depreciation)                  (215,538,109)        1,083,884,832
                                                                        ---------------     -----------------
     Net increase (decrease) in net assets from operations                  (18,873,576)        1,209,259,419
                                                                        ---------------     -----------------

Distributions to shareholders from:
     Net investment income
      Class II                                                               (5,314,684)          (12,221,276)
      Class III                                                             (18,816,274)          (42,896,461)
      Class IV                                                               (6,771,947)           (5,965,746)
      Class M                                                                   (63,924)             (157,180)
                                                                        ---------------     -----------------
        Total distributions from net investment income                      (30,966,829)          (61,240,663)
                                                                        ---------------     -----------------

     Net share transactions (Note 6):
      Class II                                                               31,905,700           255,214,331
      Class III                                                             564,708,814           216,601,466
      Class IV                                                               61,990,059           593,330,028
      Class M                                                                (2,431,355)            5,137,787
                                                                        ---------------     -----------------
     Increase in net assets resulting from net share transactions           656,173,218         1,070,283,612
                                                                        ---------------     -----------------

      Total increase in net assets                                          606,332,813         2,218,302,368

NET ASSETS:
     Beginning of period                                                  3,977,592,744         1,759,290,376
                                                                        ---------------     -----------------
     End of period (including accumulated undistributed
      net investment income of $54,065,155 and $17,862,818,
      respectively)                                                     $ 4,583,925,557     $   3,977,592,744
                                                                        ===============     =================

               See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS II SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                           SIX MONTHS ENDED                        YEAR ENDED FEBRUARY 28/29,
                                            AUGUST 31, 2004         ------------------------------------------------------------
                                              (UNAUDITED)             2004         2003         2002         2001         2000
                                           ----------------         --------     --------     --------     --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD       $          13.29         $   8.88     $   9.94     $  11.21     $  13.14     $  11.79

Income from investment operations:
   Net investment income +                             0.20             0.17         0.15         0.16         0.20         0.17
   Net realized and unrealized gain
     (loss)                                           (0.25)            4.46        (1.03)       (1.20)       (0.41)        2.89
                                           ----------------         --------     --------     --------     --------     --------

      Total from investment operations                (0.05)            4.63        (0.88)       (1.04)       (0.21)        3.06
                                           ----------------         --------     --------     --------     --------     --------

Less distributions to shareholders:
   From net investment income                         (0.09)           (0.22)       (0.18)       (0.11)       (0.29)       (0.21)
   From net realized gains                               --               --           --        (0.12)       (1.43)       (1.50)
                                           ----------------         --------     --------     --------     --------     --------

      Total distributions                             (0.09)           (0.22)       (0.18)       (0.23)       (1.72)       (1.71)
                                           ----------------         --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD             $          13.15         $  13.29     $   8.88     $   9.94     $  11.21     $  13.14
                                           ================         ========     ========     ========     ========     ========
TOTAL RETURN (a)                                      (0.40)%**        52.49%       (9.00)%      (9.37)%      (1.84)%      25.63%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)       $        802,874         $781,448     $305,423     $100,127     $ 61,681     $ 60,278
   Net expenses to average daily net
     assets                                            0.82%*           0.82%        0.82%        0.82%        0.82%        0.82%
   Net investment income to average
     daily net assets                                  1.53%(b)**       1.47%        1.54%        1.56%        1.63%        1.28%
   Portfolio turnover rate                               13%**            25%          22%          22%          38%          35%
   Fees and expenses reimbursed by the
     Manager to average daily net
     assets:                                           0.06%*           0.08%        0.09%        0.09%        0.09%        0.10%

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b) The ratio for the six months ended August 31, 2004, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.
+    Computed using average shares outstanding throughout the period.
*    Annualized.
** Not annualized.

              See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      SIX MONTHS ENDED                          YEAR ENDED FEBRUARY 28/29,
                                       AUGUST 31, 2004      ------------------------------------------------------------------
                                        (UNAUDITED)              2004           2003           2002          2001          2000
                                      ----------------       ------------   ------------   ------------   -----------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD  $          13.34       $       8.90   $       9.95   $      11.22   $     13.16   $     11.81
Income from investment
  operations:
   Net investment income+                         0.20               0.19           0.17           0.19          0.21          0.20
   Net realized and
     unrealized gain (loss)                      (0.26)              4.47          (1.04)         (1.23)        (0.43)         2.86
                                      ----------------       ------------   ------------   ------------   -----------   -----------
      Total from investment
        operations                               (0.06)              4.66          (0.87)         (1.04)        (0.22)         3.06
                                      ----------------       ------------   ------------   ------------   -----------   -----------
Less distributions to
  shareholders:
   From net investment income                    (0.09)             (0.22)         (0.18)         (0.11)        (0.29)        (0.21)
   From net realized gains                          --                 --             --          (0.12)        (1.43)        (1.50)
                                      ----------------       ------------   ------------   ------------   -----------   -----------
      Total distributions                        (0.09)             (0.22)         (0.18)         (0.23)        (1.72)        (1.71)
                                      ----------------       ------------   ------------   ------------   -----------   -----------
NET ASSET VALUE, END OF PERIOD        $          13.19       $      13.34   $       8.90           9.95   $     11.22   $     13.16
                                      ================       ============   ============   ============   ===========   ===========
TOTAL RETURN (a)                                 (0.46)%**          52.76%         (8.89)%        (9.33)%       (1.85)%       25.65%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
     (000's)                          $      2,793,097       $  2,260,046   $  1,241,562   $  1,049,456   $ 1,019,541   $ 1,022,498
   Net expenses to average
     daily net assets                             0.75%*             0.75%          0.75%          0.75%         0.75%         0.75%
   Net investment income to
     average daily net assets                     1.53%(b)**         1.67%          1.77%          1.88%         1.71%         1.48%
   Portfolio turnover rate                          13%**              25%            22%            22%           38%           35%
   Fees and expenses
     reimbursed by the
     Manager to average daily
     net assets:                                  0.06%*             0.08%          0.09%          0.09%         0.09%         0.10%

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b) The ratio for the six months ended August 31, 2004, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.
+    Computed using average shares outstanding throughout the period.
*    Annualized.
**   Not annualized.

              See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                      SIX MONTHS ENDED                           YEAR ENDED FEBRUARY 28/29,
                                       AUGUST 31, 2004       ----------------------------------------------------------------------
                                        (UNAUDITED)             2004          2003           2002          2001           2000
                                      ----------------       ----------   ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD  $          13.34       $     8.90   $       9.96   $      11.22   $      13.16   $      11.81
                                      ----------------       ----------   ------------   ------------   ------------   ------------

Income from investment operations:
   Net investment income +                        0.21             0.19           0.18           0.20           0.22           0.21
   Net realized and unrealized gain
     (loss)                                      (0.26)            4.48          (1.05)         (1.22)         (0.43)          2.86
                                      ----------------       ----------   ------------   ------------   ------------   ------------

      Total from investment
        operations                               (0.05)            4.67          (0.87)         (1.02)         (0.21)          3.07
                                      ----------------       ----------   ------------   ------------   ------------   ------------

Less distributions to shareholders:
   From net investment income                    (0.09)           (0.23)         (0.19)         (0.12)         (0.30)         (0.22)
   From net realized gains                          --               --             --          (0.12)         (1.43)         (1.50)
                                      ----------------       ----------   ------------   ------------   ------------   ------------

      Total distributions                        (0.09)           (0.23)         (0.19)         (0.24)         (1.73)         (1.72)
                                      ----------------       ----------   ------------   ------------   ------------   ------------
NET ASSET VALUE, END OF PERIOD        $          13.20       $    13.34   $       8.90   $       9.96   $      11.22   $      13.16

                                      ================       ==========   ============   ============   ============   ============
TOTAL RETURN (a)                                 (0.37)%**        52.84%         (8.92)%        (9.19)%        (1.79)%        25.74%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)  $        977,551       $  923,221   $    207,858   $    134,357   $    144,425   $    141,175
   Net expenses to average daily net
     assets                                       0.69%*           0.70%        0.69 %           0.69%          0.69%          0.69%
   Net investment income to average
     daily net assets                             1.59%(b)**       1.65%        1.79 %           1.97%          1.77%          1.55%
   Portfolio turnover rate                          13%**            25%          22 %             22%            38%            35%
   Fees and expenses reimbursed by
     the Manager to average daily net
     assets:                                      0.06%*           0.09%        0.09 %           0.09%          0.09%          0.10%

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b) The ratio for the six months ended August 31, 2004, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.
+    Computed using average shares outstanding throughout the period.
*    Annualized.
**   Not annualized.

              See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS M SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   SIX MONTHS ENDED          YEAR ENDED FEBRUARY 28/29,
                                                    AUGUST 31, 2004      ----------------------------------
                                                      (UNAUDITED)          2004         2003        2002(a)
                                                   ---------------       --------     --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD               $         13.25       $   8.86     $   9.93     $   9.85
                                                   ---------------       --------     --------     --------
Income from investment operations:
   Net investment income +                                    0.19           0.14         0.05         0.00(b)
   Net realized and unrealized gain (loss)                   (0.26)          4.45        (0.93)        0.08
                                                   ---------------       --------     --------     --------

      Total from investment operations                       (0.07)          4.59        (0.88)        0.08
                                                   ---------------       --------     --------     --------

Less distributions to shareholders:
    From net investment income                               (0.08)         (0.20)       (0.19)          --
                                                   ---------------       --------     --------     --------

      Total distributions                                    (0.08)         (0.20)       (0.19)          --
                                                   ---------------       --------     --------     --------
NET ASSET VALUE, END OF PERIOD                     $         13.10       $  13.25     $   8.86     $   9.93
                                                   ===============       ========     ========     ========
TOTAL RETURN (c)                                             (0.52)%**      52.10%       (9.09)%       0.81%**

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)               $        10,404       $ 12,878     $  4,449     $      1
   Net expenses to average daily net assets                   1.05%*         1.05%        1.06%        1.05%*
   Net investment income to average daily net asset           1.43%(d)**     1.23%        0.55%        0.35%*
   Portfolio turnover rate                                      13%**          25%          22%          22%
   Fees and expenses reimbursed by the Manager
     to average daily net assets:                             0.06%*         0.08%        0.10%        0.09%*

(a) Period from January 25, 2002 (commencement of operations) to February 28, 2002.
(b)  Net investment income earned was less than $.01 per share.
(c) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(d) The ratio for the six months ended August 31, 2004, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.
+    Computed using average shares outstanding throughout the period. *
     Annualized.
**   Not annualized.

              See accompanying notes to the financial statements.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (UNAUDITED)

1.   ORGANIZATION

     GMO Foreign Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in equity securities of non-U.S. issuers. The Fund's benchmark is the MSCI EAFE Index (Europe, Australasia, and Far East).

     Throughout the six months ended August 31, 2004, the Fund had four classes of shares outstanding: Class II, Class III, Class IV, and Class M. Class M shares bear an administration fee and a 12b-1 fee while classes II, III, and IV bear a shareholder service fee (See Note 3). The principal economic difference among the classes of shares is the level of fees borne by the classes. Eligibility for and automatic conversion among the various classes of shares, except Class M, is generally based on the total amount of assets invested in a particular fund or with GMO, as more fully outlined in the Trust's prospectus.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. The values of securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund's investments will be valued at "fair value", as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect that security's value. Because many foreign equity

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after the close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. As of August 31, 2004 there were no outstanding forward foreign currency contracts.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2004, there were no outstanding futures contracts.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. As of August 31, 2004, there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. As of August 31, 2004, there were no open purchased option contracts.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2004, there were no open swap agreements.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. As of August 31, 2004, the Fund had loaned securities having a market value of $135,216,588, collateralized by cash in the amount of $144,755,535, which was invested in a short-term instrument.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     income are generally withheld in accordance with the applicable country's tax treaty with the United States.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

     The Fund is subject to a Contribuicao Provisoria sobre Movimentacoes Financiera ("CPMF") tax which is applied to foreign exchange transactions representing capital inflows or outflows to the Brazilian market. The CPMF tax has been included in the net realized gain (loss) on investments throughout the period. The Fund has incurred $10,561 related to the CPMF tax which is included in net realized gain in the Statement of Operations.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ U.S. GAAP.

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     ALLOCATION OF OPERATING ACTIVITY
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class's operations.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of 0.60% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of 0.22% for Class II shares, 0.15% for Class III shares and 0.09% for Class IV shares.

     Class M shares of the Fund pay GMO an administration fee monthly at the annual rate of 0.20% of average daily Class M net assets for support services provided to Class M shareholders.

     Fund Distributors, Inc. (the "Distributor") serves as the Fund's distributor. Pursuant to a Rule 12b-1 distribution plan adopted by the Fund, Class M shares of the Fund pay a fee, at the annual rate of 0.25% of average daily Class M net assets for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund. This fee may be spent by the Distributor on personal services rendered to Class M shareholders of the Fund and/or maintenance of Class M shareholder accounts.

     GMO has entered into a binding agreement effective until at least June 30, 2005 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees (Class II, Class III and Class IV only), administration fees (Class M only), 12b-1 fees (Class M only), fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.60% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2004 was $17,954. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2004 aggregated $1,151,880,657 and $517,565,473, respectively.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

5.   RELATED PARTIES

     At August 31, 2004, less than 0.1% of the Fund was held by eleven related parties comprised of certain GMO employee accounts.

6.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                      SIX MONTHS ENDED
                                                       AUGUST 31, 2004                                  YEAR ENDED
                                                         (UNAUDITED)                                FEBRUARY 29, 2004
                                            --------------------------------------       ---------------------------------------
     CLASS II:                                  SHARES               AMOUNT                   SHARES                 AMOUNT
                                            --------------     -----------------        ----------------      ------------------
     Shares sold                                 6,297,159     $      83,495,965              36,379,827      $      400,113,008
     Shares issued to shareholders in
        reinvestment of distributions              344,862             4,617,698                 923,501              10,828,541
     Shares repurchased                         (4,370,206)          (56,207,963)            (12,916,787)           (155,727,218)
                                            --------------     -----------------        ----------------      ------------------
     Net increase                                2,271,815     $      31,905,700              24,386,541      $      255,214,331
                                            ==============     =================        ================      ==================

                                                      SIX MONTHS ENDED
                                                       AUGUST 31, 2004                                  YEAR ENDED
                                                         (UNAUDITED)                                FEBRUARY 29, 2004
                                            ------------------------------------         ---------------------------------------
     CLASS III:                                 SHARES               AMOUNT                   SHARES                AMOUNT
                                            --------------     -----------------         ---------------      ------------------
     Shares sold                                46,601,571     $     623,235,712              80,433,342       $     866,883,356
     Shares issued to shareholders in
        reinvestment of distributions              973,961            13,080,298               2,637,614              30,890,205
     Shares repurchased                         (5,363,649)          (71,607,196)            (53,040,942)           (681,172,095)
                                            --------------     ------------------        ----------------     ------------------
     Net increase                               42,211,883     $     564,708,814              30,030,014      $      216,601,466
                                            ==============     ==================        ================     ==================

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

                                                     SIX MONTHS ENDED
                                                      AUGUST 31, 2004                                  YEAR ENDED
                                                        (UNAUDITED)                                FEBRUARY 29, 2004
                                           -------------------------------------        ---------------------------------------
     CLASS IV:                                 SHARES               AMOUNT                   SHARES                AMOUNT
                                           --------------     -----------------         ----------------     ------------------
     Shares sold                                4,451,167     $      56,705,954              46,117,020      $      597,114,492
     Shares issued to shareholders in
        reinvestment of distributions             406,183              5,459,105                312,385               3,665,536
     Shares repurchased                           (12,963)              (175,000)              (564,544)             (7,450,000)
                                           --------------     -----------------         ---------------      ------------------
     Net increase                               4,844,387     $      61,990,059              45,864,861      $      593,330,028
                                           ==============     =================         ===============      ==================

                                                     SIX MONTHS ENDED
                                                       AUGUST 31, 2004                                  YEAR ENDED
                                                         (UNAUDITED)                                FEBRUARY 29, 2004
                                            ------------------------------------        ----------------------------------------
     CLASS M:                                   SHARES               AMOUNT                   SHARES                AMOUNT
                                            --------------     -----------------         ---------------      ------------------
     Shares sold                                   248,639     $       3,256,695               2,646,118      $       27,978,088
     Shares issued to shareholders in
        reinvestment of distributions                4,792                63,924                  13,702                 157,180
     Shares repurchased                           (430,864)           (5,751,974)             (2,190,315)            (22,997,481)
                                            --------------     -----------------         ---------------      ------------------
     Net increase (decrease)                      (177,433)    $     (2,431,355)                469,505       $        5,137,787
                                            ==============     =================         ===============      ==================

7.   SUBSEQUENT EVENT

     Effective October 5, 2004, GMO Trust appointed a Chief Compliance Officer and adopted a compliance plan in accordance with Rule 38a-1 under the Investment Company Act of 1940, as amended.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

FUND EXPENSES
AUGUST 31, 2004 (UNAUDITED)

     The Fund incurs ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees, 12b-1 fees and other expenses. The following tables, assuming a $1,000 investment in a class of shares, disclose the ending account value and operating expenses incurred for the six months ended August 31, 2004, based on, (1) the classes' actual return and actual expenses, and (2) a hypothetical annualized 5% return and the classes' actual expenses:

     Class II

                                                        OPERATING
                                  BEGINNING    ENDING    EXPENSE
                                    VALUE      VALUE    INCURRED *
     --------------------------------------------------------------
     1) Actual                   $  1,000.00  $  996.00  $  4.13
     2) Hypothetical                1,000.00   1,021.07     4.18

     *Expenses are calculated using the Class II annualized expense ratio for the six months ended August 31, 2004 of 0.82%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

Class III

                                                         OPERATING
                                  BEGINNING     ENDING    EXPENSE
                                    VALUE       VALUE    INCURRED *
     --------------------------------------------------------------
     1) Actual                   $  1,000.00  $  995.40  $  3.77
     2) Hypothetical                1,000.00   1,021.42     3.82

     *Expenses are calculated using the Class III annualized expense ratio for the six months ended August 31, 2004 of 0.75%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

Class IV

                                                          OPERATING
                                   BEGINNING      ENDING   EXPENSE
                                     VALUE        VALUE   INCURRED *
     ---------------------------------------------------------------
     1) Actual                    $  1,000.00  $  996.30  $  3.47
     2) Hypothetical                 1,000.00   1,021.73     3.52

     *Expenses are calculated using the Class IV annualized expense ratio for the six months ended August 31, 2004 of 0.69%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

GMO FOREIGN FUND
(A SERIES OF GMO TRUST)

FUND EXPENSES -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

Class M

                                                                  OPERATING
                                       BEGINNING        ENDING     EXPENSE
                                         VALUE          VALUE    INCURRED *
---------------------------------------------------------------------------
     1) Actual                        $  1,000.00      $  994.80   $ 5.28
     2) Hypothetical                     1,000.00       1,019.91     5.35

     *Expenses are calculated using the Class M annualized expense ratio for the six months ended August 31, 2004 of 1.05%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     You can estimate expenses incurred for the six months ended August 31, 2004 on your investment in a particular class of shares by dividing your investment value at August 31, 2004 by $1,000 and then multiplying that result by the operating expenses of the class owned as calculated above. You can also use this information to compare ongoing expenses of investing in the Fund with those of other mutual funds.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2004

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

Beginning January 29, 2005, the Fund will be filing its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission's website at www.sec.gov. When filed, the Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund's website at www.gmo.com.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- TABULAR HOLDINGS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

DESCRIPTION                                                                    % OF NET ASSETS
------------------------------------------------------------------------------------------------
Asset-Backed Securities                                                                     2.7%
Foreign Government Obligations                                                              2.4
Foreign Government Agency                                                                   0.3
U.S. Government                                                                             1.7
Mutual Funds                                                                               91.9
Put Options Purchased                                                                       0.1
Forward Currency Contracts                                                                 (0.1)
Futures                                                                                     0.4
Swaps                                                                                       0.6
Short-Term Investments and Other Assets and Liabilities (net)                               0.0
                                                                              ------------------
                                                                                          100.0%
                                                                              ==================

               See accompanying notes to the financial statements.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

        PAR VALUE    DESCRIPTION                                                      VALUE ($)
--------------------------------------------------------------------------------------------------
                     DEBT OBLIGATIONS -- 7.1%

                     AUSTRALIA -- 0.4%

                     ASSET-BACKED SECURITIES -- 0.4%
USD     1,332,227    Medallion Trust Series 03-1G Class A,
                     Variable Rate, 3 mo. LIBOR + .19%, 1.74%, due 12/21/33             1,333,692
                                                                                    -------------

                     CANADA -- 2.2%

                     FOREIGN GOVERNMENT OBLIGATIONS -- 2.2%
GBP     1,500,000    Province of Quebec, 8.63%, due 11/04/11                            3,171,999
CAD     2,000,000    Government of Canada (Cayman), 7.25%, due 06/01/08                 1,685,641
CAD     2,000,000    Province of British Columbia, 7.88%, due 11/30/23                  1,910,291
                                                                                    -------------
                                                                                        6,767,931
                                                                                    -------------
                     Total Canada                                                       6,767,931
                                                                                    -------------

                     JAPAN -- 0.3%

                     FOREIGN GOVERNMENT AGENCY -- 0.3%
USD     1,030,000    Japan Highway Public Corp, 7.63%, due 09/22/04                     1,033,605
                                                                                    -------------

                     SUPRA NATIONAL -- 0.2%

                     FOREIGN GOVERNMENT OBLIGATIONS -- 0.2%
CAD       700,000    European Investment Bank, 8.50%, due 08/30/05                        560,754
                                                                                    -------------

                     UNITED KINGDOM -- 2.3%

                     ASSET-BACKED SECURITIES -- 2.3%
GBP     2,000,000    RMAC Series 03-NS1A Class A2A, 144A, AMBAC,
                     Variable Rate, 3 mo. GBP LIBOR + .45%, 5.26%, due
                     06/12/35                                                           3,617,014
GBP     2,000,000    RMAC Series 03-NS2A Class A2A, 144A, AMBAC,
                     Variable Rate, 3 mo. GBP LIBOR + .40%, 5.21%, due
                     09/12/35                                                           3,606,751
                                                                                    -------------
                                                                                        7,223,765
                                                                                    -------------
                     Total United Kingdom                                               7,223,765
                                                                                    -------------

               See accompanying notes to the financial statements.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

    PAR VALUE /
 PRINCIPAL AMOUNT/
      SHARES         DESCRIPTION                                                      VALUE ($)
-------------------------------------------------------------------------------------------------
                     UNITED STATES -- 1.7%

                     U.S. GOVERNMENT -- 1.7%

USD     4,696,360    U.S. Treasury Inflation Indexed Note, 3.63%, due
                     01/15/08 (a) (b)                                                   5,163,795
                                                                                    -------------

                     TOTAL DEBT OBLIGATIONS (COST $19,912,185)                         22,083,542
                                                                                    -------------

                     PUT OPTIONS PURCHASED -- 0.1%

                     CROSS CURRENCY OPTIONS -- 0.1%
JPY 5,300,000,000    JPY Put/USD Call, Expires 11/19/2004, Strike 112.40                  329,872
                                                                                    -------------

                     TOTAL PUT OPTIONS PURCHASED (COST $1,352,385)                        329,872
                                                                                    -------------

                     MUTUAL FUNDS -- 91.9%

          922,134    GMO Emerging Country Debt Fund, Class III (c)                     10,005,156
       10,758,103    GMO Short-Duration Collateral Fund (c)                           272,610,322
           37,466    GMO Special Purpose Holding Fund (c)                                 659,025
        1,201,141    Merrimac Cash Series, Premium Class                                1,201,141
                                                                                    -------------

                     TOTAL MUTUAL FUNDS (COST $281,454,775)                           284,475,644
                                                                                    -------------

                     TOTAL INVESTMENTS -- 99.1%
                     (Cost $302,719,345)                                              306,889,058

                     Other Assets and Liabilities (net) -- 0.9%                         2,676,828
                                                                                    -------------

                     TOTAL NET ASSETS -- 100.0%                                     $ 309,565,886
                                                                                    =============

               See accompanying notes to the financial statements.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

                     NOTES TO SCHEDULE OF INVESTMENTS:

                     144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.
                     AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation
                     Variable rates - The rates shown on Variable rate notes are the current interest rates at August 31, 2004, which are subject to change based on the terms of the security.
                     (a) All or a portion of this security has been segregated
                         to cover margin requirements on open financial futures contracts and open swap contracts (Note 2).
                     (b) Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators (Note 2).
                     (c) Affiliated issuer.

                     CURRENCY ABBREVIATIONS:

                     AUD - Australian Dollar
                     CAD - Canadian Dollar
                     CHF - Swiss Franc
                     EUR - Euro
                     GBP - British Pound
                     JPY - Japanese Yen
                     NOK - Norwegian Krone
                     NZD - New Zealand Dollars
                     SEK - Swedish Krona
                     USD - United States Dollar

     At August 31, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                                 GROSS UNREALIZED          GROSS UNREALIZED          NET UNREALIZED
       AGGREGATE COST              APPRECIATION              DEPRECIATION             APPRECIATION
     -------------------        -------------------       ------------------        -----------------
       $ 303,065,617                $ 4,845,953               $ (1,022,512)            $ 3,823,441

     At February 29, 2004, GMO International Bond Fund (the "Fund") had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Internal Revenue Code, of $2,589,333 expiring in 2012. Utilization of the capital loss carryforward above could be subject to limitations imposed by the Internal Revenue Code related to share ownership activity. At February 29, 2004, the Fund elected to defer to March 1, 2004 post-October losses of $248,598.

               See accompanying notes to the financial statements.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     A summary of outstanding financial instruments at August 31, 2004 is as follows:

     FUTURES CONTRACTS

                                                                                              NET
                                                                                          UNREALIZED
      NUMBER OF                                                            CONTRACT      APPRECIATION
      CONTRACTS                  TYPE                   EXPIRATION DATE      VALUE      (DEPRECIATION)
      ---------    ----------------------------------   ---------------  -------------  --------------
         Buys

           381     Canadian Government Bond 10 Yr.      December 2004    $  31,686,384    $    145,861
           218     Euro BOBL                            September 2004      29,744,297         485,216
           252     Euro Bund                            September 2004      35,580,776         838,523
           377     Euro Euribor 3 Month                   March 2005       111,924,740         443,103
          1000     Federal Fund 30 Day                   October 2004      409,595,265          15,085
            21     Japanese Government Bond 10 Yr.      September 2004      26,339,697         358,469
             2     Japanese Government Bond 10 Yr.
                   (LIF)                                September 2004       2,510,912              63
            58     UK Gilt Long Bond                    December 2004       11,165,327          42,007
                                                                                          ------------
                                                                                          $  2,328,327
                                                                                          ============

        Sales

           104     Australian Government Bond 10 Yr.    September 2004   $   7,600,685    $    (85,792)
           216     Australian Government Bond 3 Yr.     September 2004      15,524,296         (39,907)
           377     Euro Euribor 3 Month                   March 2006       111,071,402        (595,176)
             4     Swiss Federal Bond                   September 2004         402,823          (8,890)
            43     U.S. Long Bond                       December 2004        4,786,438         (63,011)
            37     U.S. Treasury Note 10 Yr.            December 2004        4,155,563         (29,809)
           229     U.S. Treasury Note 5 Yr.             December 2004       25,343,859        (171,663)
                                                                                          ------------
                                                                                          $   (994,248)
                                                                                          ============

     At August 31, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

               See accompanying notes to the financial statements.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     FORWARD CURRENCY CONTRACTS

                                                                             NET UNREALIZED
      SETTLEMENT                                                              APPRECIATION
         DATE        DELIVER/RECEIVE     UNITS OF CURRENCY       VALUE       (DEPRECIATION)
     ------------   -----------------   -------------------  -------------   --------------
        Buys

       10/12/04             AUD                 27,700,000   $  19,480,360      $    67,544
       11/02/04             CAD                  4,500,000       3,412,402           24,256
        9/07/04             CHF                 18,100,000      14,276,313         (333,304)
        9/14/04             EUR                116,400,000     141,439,968         (337,302)
       11/16/04             GBP                 35,100,000      62,745,159          267,159
        9/28/04             JPY             12,040,000,000     109,840,000         (575,057)
        9/21/04             NZD                 18,800,000      12,305,926           67,620
                                                                                -----------
                                                                                $  (819,084)
                                                                                ===========

       Sales

       10/12/04             AUD                  6,500,000   $   4,571,203      $   (18,993)
        9/07/04             CHF                 19,100,000      15,065,060          108,585
        9/14/04             EUR                 11,200,000      13,609,344           56,987
        9/28/04             JPY              1,660,000,000      15,144,053           15,791
                                                                                -----------
                                                                                $   162,370
                                                                                ===========

     FORWARD CROSS CURRENCY CONTRACTS

                                                                               NET UNREALIZED
      SETTLEMENT                                                                APPRECIATION
         DATE        DELIVER/UNITS OF CURRENCY     RECEIVE/IN EXCHANGE FOR     (DEPRECIATION)
     ------------   ---------------------------   -------------------------   ---------------
       10/05/04         CHF        39,709,936       EUR         26,000,000      $    234,185
       10/12/04         NOK        65,084,250       EUR          7,700,000           (65,641)
       10/12/04         EUR         9,500,000       NOK         79,378,630           (52,176)
       11/09/04         EUR        27,200,000       SEK        249,481,845           150,914
                                                                                ------------
                                                                                $    267,282
                                                                                ============

               See accompanying notes to the financial statements.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     SWAP AGREEMENTS

                                                                                           NET UNREALIZED
          NOTIONAL         EXPIRATION                                                       APPRECIATION
           AMOUNT            DATE                       DESCRIPTION                        (DEPRECIATION)
     -------------------   ----------  -------------------------------------------------   --------------
     INTEREST RATE SWAPS

          71,800,000 EUR    3/13/06    Agreement with Citibank N.A. dated 3/09/04 to pay   $      99,449
                                       the notional amount multiplied by 2.34% and to
                                       receive the notional amount multiplied by the 6
                                       month Floating Rate EURIBOR.

          23,600,000 EUR    6/5/06     Agreement with Citibank N.A. dated 6/01/04 to pay        (165,651)
                                       the notional amount multiplied by 2.824% and to
                                       receive the notional amount multiplied by the 6
                                       month Floating Rate EURIBOR.

          28,700,000 USD    6/5/06     Agreement with Citibank N.A. dated 6/01/04 to             162,688
                                       receive the notional amount multiplied by 2.9835%
                                       and to pay the notional amount multiplied by the
                                       3 month LIBOR.

          20,800,000 CAD    6/8/06     Agreement with JP Morgan Chase Bank dated 6/08/04         101,786
                                       to receive the notional amount multiplied by
                                       3.41% and to pay the notional amount multiplied
                                       by the 3 month Floating Rate Canadian Dollar
                                       Offering Rate.

          20,800,000 CAD    6/10/06    Agreement with JP Morgan Chase Bank dated 6/10/04         109,185
                                       to receive the notional amount multiplied by
                                       3.44% and to pay the notional amount multiplied
                                       by the 3 month Floating Rate Canadian Dollar
                                       Offering Rate.

          20,800,000 CAD    6/14/06    Agreement with JP Morgan Chase Bank dated 6/14/04         145,487
                                       to receive the notional amount multiplied by
                                       3.5725% and to pay the notional amount multiplied
                                       by the 3 month Floating Rate Canadian Dollar
                                       Offering Rate.

          16,600,000 GBP    7/1/06     Agreement with JP Morgan Chase Bank dated 7/01/04         (96,154)
                                       to pay the notional amount multiplied by 5.3375%
                                       and to receive the notional amount multiplied by
                                       the 6 month Floating Rate British LIBOR.

               See accompanying notes to the financial statements.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     SWAP AGREEMENTS -- CONTINUED

                                                                                           NET UNREALIZED
          NOTIONAL         EXPIRATION                                                       APPRECIATION
           AMOUNT            DATE                       DESCRIPTION                        (DEPRECIATION)
     -------------------   ----------  -------------------------------------------------   --------------
          29,800,000 USD    7/6/06     Agreement with JP Morgan Chase Bank dated 7/01/04   $     235,769
                                       to receive the notional amount multiplied by
                                       3.129% and to pay the notional amount multiplied
                                       by the 3 month LIBOR.

          17,200,000 GBP    8/4/06     Agreement with Deutsche Bank AG dated 8/04/04 to         (142,745)
                                       pay the notional amount multiplied by 5.42% and
                                       to receive the notional amount multiplied by the
                                       6 month Floating Rate British LIBOR.

          31,400,000 USD    8/6/06     Agreement with JP Morgan Chase Bank dated 8/04/04         184,946
                                       to receive the notional amount multiplied by
                                       3.04% and to pay the notional amount multiplied
                                       by the 3 month LIBOR.

          35,000,000 SEK    8/30/07    Agreement with Deutsche Bank AG dated 8/26/04 to            7,834
                                       receive the notional amount multiplied by 3.60%
                                       and to pay the notional amount multiplied by the
                                       3 month Floating Rate Swedish LIBOR.

          30,200,000 EUR    3/11/09    Agreement with Citibank N.A. dated 3/09/04 to             (69,822)
                                       receive the notional amount multiplied by 3.21%
                                       and to pay the notional amount multiplied by the
                                       6 month Floating Rate EURIBOR.

           6,000,000 SEK    5/22/09    Agreement with Citibank N.A. dated 5/21/04 to               8,653
                                       receive the notional amount multiplied by 4.3775%
                                       and to pay the notional amount multiplied by the
                                       3 month Floating Rate Swedish LIBOR.

          43,900,000 SEK    7/15/11    Agreement with Citibank N.A. dated 7/13/04 to              60,613
                                       receive the notional amount multiplied by 4.615%
                                       and to pay the notional amount multiplied by the
                                       3 month Floating Rate Swedish LIBOR.

               See accompanying notes to the financial statements.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     SWAP AGREEMENTS -- CONTINUED

                                                                                           NET UNREALIZED
          NOTIONAL         EXPIRATION                                                       APPRECIATION
           AMOUNT            DATE                       DESCRIPTION                        (DEPRECIATION)
     -------------------   ----------  -------------------------------------------------   --------------
           2,400,000 CHF    10/23/13   Agreement with JP Morgan Chase Bank dated           $     (38,495)
                                       10/21/03 to pay the notional amount multiplied by
                                       3.0275% and to receive the notional amount
                                       multiplied by the 6 month Floating Rate Swiss
                                       LIBOR.

           7,500,000 CHF    2/26/14    Agreement with Deutsche Bank AG dated 2/24/04 to           21,182
                                       pay the notional amount multiplied by 2.77% and
                                       to receive the notional amount multiplied by the
                                       6 month Floating Rate Swiss LIBOR.

           7,100,000 CHF    4/21/14    Agreement with JP Morgan Chase Bank dated 4/19/04           7,248
                                       to pay the notional amount multiplied by 2.81%
                                       and to receive the notional amount multiplied by
                                       the 6 month Floating Rate Swiss LIBOR.

          17,200,000 SEK    5/21/14    Agreement with Citibank N.A. dated 5/18/04 to              62,065
                                       receive the notional amount multiplied by 5.0725%
                                       and to pay the notional amount multiplied by the
                                       3 month Floating Rate Swedish LIBOR.

          27,300,000 SEK    6/4/14     Agreement with JP Morgan Chase Bank dated 6/02/04         105,672
                                       to receive the notional amount multiplied by 5.1%
                                       and to pay the notional amount multiplied by the
                                       3 month Floating Rate Swedish LIBOR.

           6,600,000 EUR    6/18/14    Agreement with Citibank N.A. dated 6/18/04 to pay        (215,443)
                                       the notional amount multiplied by 4.4725% and to
                                       receive the notional amount multiplied by the 6
                                       month Floating Rate EURIBOR.

           7,900,000 USD    6/18/14    Agreement with JP Morgan Chase Bank dated 6/16/04         428,368
                                       to receive the notional amount multiplied by
                                       5.229% and to pay the notional amount multiplied
                                       by the 3 month LIBOR.

               See accompanying notes to the financial statements.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     SWAP AGREEMENTS -- CONTINUED

                                                                                           NET UNREALIZED
          NOTIONAL         EXPIRATION                                                       APPRECIATION
           AMOUNT            DATE                       DESCRIPTION                        (DEPRECIATION)
     -------------------   ----------  -------------------------------------------------   --------------
           8,100,000 USD    7/19/14    Agreement with JP Morgan Chase Bank dated 7/15/04   $     265,235
                                       to receive the notional amount multiplied by
                                       4.9675% and to pay the notional amount multiplied
                                       by the 3 month LIBOR.

          11,700,000 AUD    7/21/14    Agreement with Citibank N.A. dated 7/15/04 to pay        (114,165)
                                       the notional amount multiplied by 6.1225% and to
                                       receive the notional amount multiplied by the 6
                                       month Floating Rate Australian BBSW.

          11,500,000 CAD    8/16/14    Agreement with JP Morgan Chase Bank dated 8/16/04          48,712
                                       to receive the notional amount multiplied by
                                       4.9825% and to pay the notional amount multiplied
                                       by the 3 month Floating Rate Canadian Dollar
                                       Offering Rate.

          11,900,000 AUD    8/17/14    Agreement with Deutsche Bank AG dated 8/16/04 to          (55,642)
                                       pay the notional amount multiplied by 6.0475% and
                                       to receive the notional amount multiplied by the
                                       6 month Floating Rate Australian BBSW.

          11,300,000 USD    8/25/14    Agreement with Citibank N.A. dated 8/20/04 to              72,079
                                       receive the notional amount multiplied by 4.6525%
                                       and to pay the notional amount multiplied by the
                                       3 month LIBOR.

           5,000,000 EUR    3/21/30    Agreement with UBS AG dated 3/17/00 to receive            936,520
                                       the notional amount multiplied by 5.895% and to
                                       pay the notional amount multiplied by the 3 month
                                       Floating Rate EURIBOR.

           2,800,000 CAD    6/8/34     Agreement with JP Morgan Chase Bank dated 6/08/04        (172,687)
                                       to pay the notional amount multiplied by 5.9775%
                                       and to receive the notional amount multiplied by
                                       the 3 month Floating Rate Canadian Dollar
                                       Offering Rate.

               See accompanying notes to the financial statements.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     SWAP AGREEMENTS -- CONTINUED

                                                                                           NET UNREALIZED
          NOTIONAL         EXPIRATION                                                       APPRECIATION
           AMOUNT            DATE                       DESCRIPTION                        (DEPRECIATION)
     -------------------   ----------  -------------------------------------------------   --------------
           6,200,000 USD    6/10/34    Agreement with Citibank N.A. dated 6/08/04 to pay   $    (574,852)
                                       the notional amount multiplied by 5.89% and to
                                       receive the notional amount multiplied by the 3
                                       month LIBOR.

           2,800,000 CAD    6/10/34    Agreement with JP Morgan Chase Bank dated 6/10/04        (129,480)
                                       to pay the notional amount multiplied by 5.96%
                                       and to receive the notional amount multiplied by
                                       the 3 month Floating Rate Canadian Dollar
                                       Offering Rate.

           2,800,000 CAD    6/14/34    Agreement with JP Morgan Chase Bank dated 6/14/04        (135,774)
                                       to pay the notional amount multiplied by 5.98%
                                       and to receive the notional amount multiplied by
                                       the 3 month Floating Rate Canadian Dollar
                                       Offering Rate.

     TOTAL RETURN SWAPS

          33,000,000 USD    7/26/05    Agreement with JP Morgan Chase Bank dated 7/01/03         157,590
                                       to receive the notional amount multiplied by the
                                       return on the JP Morgan Non-U.S. Hedged Traded
                                       Total Return Government Bond Index and to pay the
                                       notional amount multiplied by the 1 month LIBOR
                                       adjusted by a spread of (0.01%).

         112,000,000 USD    7/21/06    Agreement with JP Morgan Chase Bank dated 6/16/04         534,601
                                       to receive the notional amount multiplied by the
                                       return on the JP Morgan Non-U.S. Hedged Traded
                                       Total Return Government Bond Index and to pay the
                                       notional amount multiplied by the 1 month LIBOR
                                       adjusted by a specified spread.
                                                                                           -------------
                                                                                           $   1,844,772
                                                                                           =============

               See accompanying notes to the financial statements.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES --  AUGUST 31, 2004 (UNAUDITED)

ASSETS:
     Investments in unaffiliated issuers, at value (cost $22,465,711) (Note 2)                         $    23,614,555
     Investments in affiliated issuers, at value (cost $280,253,634) (Notes 2 and 7)                       283,274,503
     Interest receivable                                                                                       536,385
     Receivable for open forward foreign currency contracts (Note 2)                                           993,041
     Receivable for variation margin on open futures contracts (Note 2)                                        282,557
     Net receivable for open swap contracts (Note 2)                                                         1,844,772
     Periodic payments from open swap contracts (Note 2)                                                       526,256
     Receivable for expenses reimbursed by Manager (Note 3)                                                     22,498
                                                                                                       ---------------

      Total assets                                                                                         311,094,567
                                                                                                       ---------------

LIABILITIES:
     Payable to affiliate for (Note 3):
      Management fee                                                                                            65,404
      Shareholder service fee                                                                                   39,242
      Trustees fee                                                                                                 534
     Payable for open forward foreign currency contracts (Note 2)                                            1,382,473
     Accrued expenses                                                                                           41,028
                                                                                                       ---------------

      Total liabilities                                                                                      1,528,681
                                                                                                       ---------------
NET ASSETS                                                                                             $   309,565,886
                                                                                                       ===============

NET ASSETS CONSIST OF:
     Paid-in capital                                                                                   $   300,987,278
     Accumulated undistributed net investment income                                                         2,963,753
     Accumulated net realized loss                                                                          (1,271,293)
     Net unrealized appreciation                                                                             6,886,148
                                                                                                       ---------------
                                                                                                       $   309,565,886
                                                                                                       ===============

NET ASSETS ATTRIBUTABLE TO:
     Class III shares                                                                                  $   309,565,886
                                                                                                       ===============

SHARES OUTSTANDING:
     Class III                                                                                              31,103,800
                                                                                                       ===============

NET ASSET VALUE PER SHARE:

               See accompanying notes to the financial statements.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES --  AUGUST 31, 2004 (UNAUDITED)

     Class III                                                                                         $          9.95
                                                                                                       ===============

               See accompanying notes to the financial statements.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
     Dividends from affilliated issuers (Note 7)                                                       $       731,871
     Interest                                                                                                  741,341
                                                                                                       ---------------

            Total income                                                                                     1,473,212
                                                                                                       ---------------

EXPENSES:
     Management fee (Note 3)                                                                                   367,655
     Shareholder service fee (Note 3) - Class III                                                              220,593
     Custodian and transfer agent fees                                                                          56,764
     Audit and tax fees                                                                                         24,840
     Legal fees                                                                                                  4,784
     Trustees fees and related expenses (Note 3)                                                                 2,079
     Registration fees                                                                                           6,072
     Miscellaneous                                                                                               1,472
                                                                                                       ---------------
         Total expenses                                                                                        684,259
     Fees and expenses reimbursed by Manager (Note 3)                                                          (92,920)
     Indirectly incurred fees waived or borne by Manager (Note 3)                                              (17,442)
     Shareholder service fee waived (Note 3) - Class III                                                        (6,413)
                                                                                                       ---------------
         Net expenses                                                                                          567,484
                                                                                                       ---------------

            Net investment income                                                                              905,728
                                                                                                       ---------------

REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) on:
         Investments in unaffiliated issuers                                                                   791,742
         Investments in affiliated issuers                                                                  (1,108,438)
         Realized gains distributions from affiliated issuers (Note 7)                                         193,405
         Closed futures contracts                                                                              273,378
         Closed swap contracts                                                                               2,376,061
         Foreign currency, forward contracts and foreign currency related transactions                        (651,211)
                                                                                                       ---------------

            Net realized gain                                                                                1,874,937
                                                                                                       ---------------

     Change in net unrealized appreciation (depreciation) on:
         Investments                                                                                        (5,978,244)
         Open futures contracts                                                                               (534,975)
         Open swap contracts                                                                                   611,627
         Foreign currency, forward contracts and foreign currency related transactions                       1,726,981
                                                                                                       ---------------

            Net unrealized loss                                                                             (4,174,611)
                                                                                                       ---------------

               See accompanying notes to the financial statements.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

         Net realized and unrealized loss                                                                   (2,299,674)
                                                                                                       ---------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                   $    (1,393,946)
                                                                                                       ===============

               See accompanying notes to the financial statements.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                                  SIX MONTHS ENDED
                                                                                   AUGUST 31, 2004      YEAR ENDED
                                                                                     (UNAUDITED)     FEBRUARY 29, 2004
                                                                                  ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
     Net investment income                                                        $        905,728   $       3,366,138
     Net realized gain                                                                   1,874,937          24,589,945
     Change in net unrealized appreciation (depreciation)                               (4,174,611)          6,805,458
                                                                                  ----------------   -----------------
     Net increase (decrease) in net assets from operations                              (1,393,946)         34,761,541
                                                                                  ----------------   -----------------

Distributions to shareholders from:
     Net investment income
      Class III                                                                        (10,726,041)        (12,911,222)
     Net realized gains
      Class III                                                                                 --         (13,545,144)
                                                                                  ----------------   -----------------

                                                                                       (10,726,041)        (26,456,366)
                                                                                  ----------------   -----------------
     Net share transactions (Note 6):
      Class III                                                                         50,671,315         140,188,880
                                                                                  ----------------   -----------------

      Total increase in net assets                                                      38,551,328         148,494,055
                                                                                  ----------------   -----------------
NET ASSETS:

     Beginning of period                                                               271,014,558         122,520,503
                                                                                  ----------------   -----------------
     End of period (including accumulated
      undistributed net investment income of
      $2,963,753 and $12,784,066,
      respectively)                                                               $    309,565,886   $     271,014,558
                                                                                  ================   =================

               See accompanying notes to the financial statements.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       SIX MONTHS ENDED                    YEAR ENDED FEBRUARY 28/29,
                                                        AUGUST 31, 2004         -----------------------------------------------
                                                          (UNAUDITED)             2004(a)           2003(a)          2002(a)
                                                      -------------------       -----------       -----------      ------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $    10.38       $      9.94       $      9.05      $       9.44

Income from investment operations:
   Net investment income (c)+                                        0.03              0.20              0.20              0.44
   Net realized and unrealized gain (loss)                          (0.10)             1.94              2.00             (0.80)
                                                               ----------       -----------       -----------      ------------

Total from investment operations                                    (0.07)             2.14              2.20             (0.36)
                                                               ----------       -----------       -----------      ------------
Less distributions to shareholders:
   From net investment income                                       (0.36)            (0.71)            (1.31)            (0.03)
   From net realized gains                                             --             (0.99)               --                --
                                                               ----------       -----------       -----------      ------------

   Total distributions                                              (0.36)            (1.70)            (1.31)            (0.03)
                                                               ----------       -----------       -----------      ------------
NET ASSET VALUE, END OF PERIOD                                 $     9.95       $     10.38       $      9.94      $       9.05
                                                               ==========       ===========       ===========      ============
TOTAL RETURN (d)                                                    (0.66)%*          23.17%            25.17%            (3.80)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                              $  309,566       $   271,015       $   122,521      $    135,048
   Net operating expenses to average daily net assets                0.39%*(e)         0.39%(e)          0.38%(e)          0.38%(e)
   Interest expense to average daily net assets                        --                --                --                --
   Total net expenses to average daily net assets                    0.39%*            0.39%             0.38%             0.38%
   Net investment income to average daily net
      assets (c)                                                     0.62%*            1.98%             1.96%             4.73%
   Portfolio turnover rate                                             14%**             26%               40%               36%
   Fees and expenses reimbursed and/or waived by
     the Manager to average daily net assets:                        0.08%*            0.12%             0.11%             0.11%

                                                            YEAR ENDED FEBRUARY 28/29,
                                                          ------------------------------
                                                           2001(a)(b)          2000(a)
                                                          -------------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $       9.19      $      10.06

Income from investment operations:
   Net investment income (c)+                                     0.61              0.72
   Net realized and unrealized gain (loss)                       (0.32)            (1.01)
                                                          ------------      ------------

Total from investment operations                                  0.29             (0.29)
                                                          ------------      ------------
Less distributions to shareholders:
   From net investment income                                       --             (0.39)
   From net realized gains                                       (0.04)            (0.19)
                                                          ------------      ------------

   Total distributions                                           (0.04)            (0.58)
                                                          ------------      ------------
NET ASSET VALUE, END OF PERIOD                            $       9.44      $       9.19
                                                          ============      ============
TOTAL RETURN (d)                                                  3.20%            (2.98)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                         $    212,591      $    145,373
   Net operating expenses to average daily net assets             0.39%(e)          0.40%
   Interest expense to average daily net assets                     --              0.03%(f)
   Total net expenses to average daily net assets                 0.39%             0.43%
   Net investment income to average daily net
      assets (c)                                                  6.63%             6.72%
   Portfolio turnover rate                                         114%               39%
   Fees and expenses reimbursed and/or waived by
     the Manager to average daily net assets:                     0.04%             0.98%

               See accompanying notes to the financial statements.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS -- (CONTINUED)
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

(a) As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the Statement of Operations. The effect of this reclassification was to decrease the net investment income ratio for the year ending February 29, 2004 by 0.16% and net investment income per share by $0.02. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases (reductions) to the net investment income ratio of (0.46%), (0.12%) and (0.19)% and 0.21% to net investment income per share of $(0.04), $(0.01), $(0.02) and $0.02 in the fiscal years ending February 28/29, 2003, 2002, 2001 and 2000, respectively.
(b) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.97% to 6.82%. Per share and ratios/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
(c) Net investment income is affected by the timing of the declaration of the dividends by other funds of the Trust in which the Fund invests.
(d) The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown.
(e) Net expenses exclude expenses incurred indirectly through investment in underlying funds (See Note 3).
(f) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
+    Computed using average shares outstanding throughout the period.
*    Annualized.
**   Not annualized.

               See accompanying notes to the financial statements.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (UNAUDITED)

1.   ORGANIZATION

     GMO International Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through direct and indirect investment in foreign bond and currency markets, primarily by investing in GMO Short-Duration Collateral Fund and "synthetic" bonds (created by the Manager by combining a futures contract, swap contract, or option, on a fixed income security with cash, a cash equivalent, or another fixed income security). The Fund's benchmark is the J.P. Morgan Non-U.S. Government Bond Index.

     At August 31, 2004, 88.1% of the Fund was invested in the GMO Short-Duration Collateral Fund and 0.2% of the Fund was invested in the GMO Special Purpose Holding Fund, separate funds of GMO Trust managed by GMO. Shares of the GMO Short-Duration Collateral Fund and the GMO Special Purpose Holding Fund are not publicly available for direct purchase. At August 31, 2004, 3.2% of the net assets of the Fund was invested in the GMO Emerging Country Debt Fund, a separate fund of GMO Trust managed by GMO. The financial statements of the GMO Short-Duration Collateral Fund, the GMO Special Purpose Holding Fund and the GMO Emerging Country Debt Fund should be read in conjunction with the Fund's financial statements. These financial statements are available, upon request, without charge by calling
     (617) 346-7646.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     CHANGE IN ACCOUNTING PRINCIPLE
     For the year ended February 29, 2004, as a result of a FASB Emerging Issues Task Force consensus (and subsequent related SEC staff guidance), the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the Statement of Operations. For consistency, similar reclassifications have been made to the per share amounts in all prior year financial highlights presented. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification decreased net investment income and increased net realized gains by $258,714 for the year ended February 29, 2004. This change

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     had no effect on the Fund's net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of other funds of the Trust ("underlying funds") and other mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

     Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

     Securities may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     Certain securities held by the Fund, or underlying Funds in which it invests, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. As of August 31, 2004, the total value of these securities represented 23.4% of net assets.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of August 31, 2004.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See the Schedule of Investments for all open futures contracts as of August 31, 2004.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. As of August 31, 2004, there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. See the Schedule of Investments for all open purchased option contracts as of August 31, 2004.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

     INDEXED SECURITIES
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. See the Schedule of Investments for all indexed securities held as of August 31, 2004.

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates. See the Schedule of Investments for a summary of open swap agreements as of August 31, 2004.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. As of August 31, 2004, there were no open repurchase agreements.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     REVERSE REPURCHASE AGREEMENTS
     The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the fund on the next business day. As of August 31, 2004, there were no open reverse repurchase agreements.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recover or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2004, the Fund had no securities on loan.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis, and is adjusted for the amortization of premium and discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation adjusted principal.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     Additionally, any increase in the principal or face amount of these securities is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of 0.25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares. The Fund may invest in Class III shares of GMO Emerging Country Debt Fund ("ECDF"). Like the management fee (as described below), the Fund's shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in ECDF. The Fund does not incur any indirect shareholder service fees as a result of the Fund's investment in GMO Special Purpose Holding Fund and GMO Short-Duration Collateral Fund ("SDCF").

     GMO has entered into a binding agreement effective until at least June 30, 2005 to reimburse the Fund to the extent that the Fund's total direct annual operating expenses plus the amount of indirect fees and operating expenses incurred through its investment in underlying funds exceed 0.25% of the average daily net assets. For purposes of this calculation, the Fund's total direct annual operating expenses excludes shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees) ("Trustees fees"), and the following investment-related costs: brokerage commissions, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes. Additionally, the indirect fees and operating expenses incurred through investment in underlying funds excludes investment-related expenses and Trustees fees. Through June 29, 2004, the indirect Trustees fees incurred by the Fund through its investment in ECDF were not excluded.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     The Fund incurs fees and expenses as a shareholder in GMO Special Purpose Holding Fund, SDCF and ECDF. For the six months ended August 31, 2004, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

                              INDIRECT OPERATING                        INDIRECT INVESTMENT-RELATED
                              EXPENSES (EXCLUDING                       EXPENSES (INCLUDING, BUT NOT
                               MANAGEMENT FEES,                         LIMITED TO, INTEREST EXPENSE,
                           SHAREHOLDER SERVICE FEES     INDIRECT         FOREIGN AUDIT EXPENSE, AND       TOTAL
         INDIRECT NET       AND INVESTMENT-RELATED     SHAREHOLDER       INVESTMENT-RELATED LEGAL        INDIRECT
        MANAGEMENT FEES            EXPENSES)           SERVICE FEES               EXPENSE)               EXPENSES
     ----------------------------------------------------------------------------------------------------------------
           (0.006%)                 0.019%                0.004%                   0.002%                  0.019%

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2004 was $1,251. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2004, aggregated $86,493,113 and $40,365,468, respectively.

5.   PRINCIPAL SHAREHOLDERS AND RELATED PARTIES

     At August 31, 2004, 56.4% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund. At August 31, 2004, 6.1% of the Fund was held by twelve related parties comprised of certain GMO employee accounts.

     As of August 31, 2004, greater than 10% of the Fund's shares were held by accounts for which the Manager has investment discretion.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

6.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                  SIX MONTHS ENDED
                                                   AUGUST 31, 2004                    YEAR ENDED
                                                    (UNAUDITED)                   FEBRUARY 29, 2004
                                              --------------------------    -----------------------------
     CLASS III:                                SHARES          AMOUNT          SHARES           AMOUNT
                                              ---------     -------------    -----------   --------------

     Shares sold                              4,143,994     $ 42,278,058      13,829,268   $  141,970,903
     Shares issued to shareholders
       in reinvestment of distributions         999,955        9,959,547       2,558,984       25,199,403
     Shares repurchased                        (154,941)      (1,566,290)     (2,594,462)     (26,981,426)
                                              ---------     ------------    ------------   --------------
     Net increase                             4,989,008     $ 50,671,315      13,793,790   $  140,188,880
                                              =========     ============    ============   ==============

7.   INVESTMENTS IN AFFILIATED ISSUERS

     A summary of the Fund's transactions in the securities of these issuers during the six months ended August 31, 2004, is set forth below:

                                 VALUE,
                               BEGINNING                        SALES       DIVIDEND    CAPITAL GAIN    VALUE, END
     AFFILIATE                 OF PERIOD       PURCHASES       PROCEEDS      INCOME     DISTRIBUTIONS    OF PERIOD
     ---------------------  --------------   -------------   ------------   ---------   -------------  -------------
     GMO Emerging
     Country Debt Fund,
     Class III              $    8,077,693   $   1,563,620   $         --   $ 205,209   $      58,411  $  10,005,156
     GMO Short-Duration
     Collateral Fund           208,816,182      84,733,983     22,500,000      31,152         134,994    272,610,322
     GMO Special Purpose
     Holding Fund               14,933,426         495,510     14,167,837     495,510              --        659,025*
                            --------------   -------------   ------------   ---------   -------------  -------------
     Totals                 $  231,827,301   $  86,793,113   $ 36,667,837   $ 731,871   $     193,405  $ 283,274,503
                            ==============   =============   ============   =========   =============  =============

     * After effect of return of capital distribution of $577,500 on June 10, 2004.

8.   SUBSEQUENT EVENT

     Effective October 5, 2004, GMO Trust appointed a Chief Compliance Officer and adopted a compliance plan in accordance with Rule 38a-1 under the Investment Company Act of 1940, as amended.

GMO INTERNATIONAL BOND FUND
(A SERIES OF GMO TRUST)

FUND EXPENSES
AUGUST 31, 2004 (UNAUDITED)

     The Fund incurs ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees, 12b-1 fees and other expenses. The following table, assuming a $1,000 investment in a class of shares, discloses the ending account value and operating expenses incurred for the six months ended August 31, 2004, based on, (1) the class's actual return and actual expenses, and (2) a hypothetical annualized 5% return and the class's actual expenses:

     Class III

                                                    OPERATING
                         BEGINNING      ENDING       EXPENSE
                           VALUE         VALUE      INCURRED *
     ----------------------------------------------------------
     1) Actual           $ 1,000.00    $   993.40    $  2.06
     2) Hypothetical       1,000.00      1,023.14       2.09

     *Expenses are calculated using the Class III annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2004 of 0.41%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     You can estimate expenses incurred for the six months ended August 31, 2004 on your investment in a particular class of shares by dividing your investment value at August 31, 2004 by $1,000 and then multiplying that result by the operating expenses of the class owned as calculated above. You can also use this information to compare ongoing expenses of investing in the Fund with those of other mutual funds.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2004

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

Beginning January 29, 2005, the Fund will be filing its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission's website at www.sec.gov. When filed, the Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund's website at www.gmo.com.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- TABULAR HOLDINGS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

DESCRIPTION                                                                     % OF NET ASSETS
-----------------------------------------------------------------------------------------------
Argentina                                                                                   0.1%
Australia                                                                                   4.1
Austria                                                                                     1.4
Belgium                                                                                     1.8
Brazil                                                                                      0.7
Canada                                                                                      2.9
China                                                                                       0.3
Denmark                                                                                     0.3
Finland                                                                                     2.3
France                                                                                      2.7
Germany                                                                                    10.5
Hong Kong                                                                                   2.4
Hungary                                                                                     0.1
India                                                                                       0.1
Indonesia                                                                                   0.3
Ireland                                                                                     1.0
Italy                                                                                       2.8
Japan                                                                                      18.0
Malaysia                                                                                    0.4
Mexico                                                                                      0.4
Netherlands                                                                                 5.9
Norway                                                                                      0.6
Philippines                                                                                 0.2
Poland                                                                                      0.1
Portugal                                                                                    0.1
Singapore                                                                                   2.6
South Africa                                                                                0.5
South Korea                                                                                 1.6
Spain                                                                                       0.5
Sweden                                                                                      2.4
Switzerland                                                                                 4.0
Taiwan                                                                                      0.8
Thailand                                                                                    0.1
Turkey                                                                                      0.5
United Kingdom                                                                             22.9
Forward Currency Contracts                                                                 (0.1)
Futures                                                                                    (0.3)
Short-Term Investments and Other Assets and Liabilities (net)                               5.0
                                                                                ---------------
                                                                                          100.0%
                                                                                ===============

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES        DESCRIPTION                                                                  VALUE ($)
------------------------------------------------------------------------------------------------------------
                   COMMON STOCKS -- 92.5%

                   ARGENTINA -- 0.1%
          93,550   Petrobras Energia Participaciones SA ADR *                                        880,306
          26,300   Tenaris SA ADR                                                                  1,013,865
                                                                                            ----------------
                                                                                                   1,894,171
                                                                                            ----------------

                   AUSTRALIA -- 4.1%
         263,295   Ansell Ltd                                                                      1,573,657
         847,393   Aristocrat Leisure Ltd (a)                                                      4,224,789
         285,026   Australian Gas Light Co Ltd                                                     2,689,908
         192,635   Australian Stock Exchange Ltd (a)                                               2,130,095
       1,017,406   BlueScope Steel Ltd                                                             5,684,163
         268,361   Boral Ltd                                                                       1,336,547
         348,496   Centro Properties Group                                                         1,122,935
       3,741,094   CFS Gandel Retail Trust                                                         4,009,420
       1,493,429   Commonwealth Property Office Fund                                               1,281,426
         324,323   CSL Ltd                                                                         5,948,079
       2,403,055   CSR Ltd                                                                         3,923,103
       2,259,221   Deutsche Diversified Trust (a)                                                  2,036,463
       3,398,719   Deutsche Office Trust                                                           2,870,647
       1,901,772   Investa Property Group                                                          2,686,544
         438,250   Lion Nathan Ltd                                                                 2,205,006
       1,106,715   Macquarie Goodman Industrial Trust                                              1,407,806
         733,346   Mirvac Group Ltd                                                                2,355,399
         293,410   Origin Energy Ltd                                                               1,228,542
          61,627   Perpetual Trustees Australia Ltd                                                2,012,011
         822,130   Promina Group Ltd                                                               2,494,088
       2,171,209   Santos Ltd                                                                     10,122,641
         204,363   Sonic Healthcare Ltd                                                            1,354,676
       1,021,808   Southcorp Ltd * (a)                                                             2,482,131
         165,111   Toll Holdings Ltd                                                               1,280,298
                                                                                            ----------------
                                                                                                  68,460,374
                                                                                            ----------------

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES        DESCRIPTION                                                                  VALUE ($)
------------------------------------------------------------------------------------------------------------
                   AUSTRIA -- 1.4%
          78,087   Austrian Airlines * (a)                                                         1,005,864
          58,688   Boehler Uddeholm (Bearer)                                                       4,913,863
             106   BWT AG                                                                              2,369
          54,843   Flughafen Wien AG                                                               3,149,539
          24,262   Mayr-Melnhof Karton AG (Bearer)                                                 3,212,537
          59,748   RHI AG *                                                                        1,293,324
          83,347   VA Technologie AG (Bearer) * (a)                                                5,430,233
          92,850   Voestalpine AG (a)                                                              4,554,416
                                                                                            ----------------
                                                                                                  23,562,145
                                                                                            ----------------

                   BELGIUM -- 1.8%
          16,723   CMB SA (a)                                                                      2,524,156
           5,529   Cofinimmo SA                                                                      771,818
          30,441   Colruyt SA                                                                      4,013,426
         146,772   Delhaize Group (a)                                                              8,261,246
          39,674   Mobistar SA *                                                                   2,718,075
          16,207   Sofina SA                                                                         800,496
          38,655   Tessenderlo Chemie                                                              1,470,384
         181,642   UCB SA                                                                          8,861,923
          20,858   Umicore                                                                         1,406,294
                                                                                            ----------------
                                                                                                  30,827,818
                                                                                            ----------------

                   BRAZIL -- 0.1%
      14,836,016   Compania Saneamento Basico SAO PA                                                 704,774
          64,429   Compania Siderurgica Nacional SA                                                  996,200
                                                                                            ----------------
                                                                                                   1,700,974
                                                                                            ----------------

                   CANADA -- 2.9%
          30,593   Cameco Corp                                                                     1,991,006
         254,284   Canadian Tire Corp Class A                                                      9,348,449
          32,540   CP Ships Ltd                                                                      380,078
          80,244   Dofasco Inc                                                                     2,436,066
          11,706   Fairfax Financial Holdings Ltd (a)                                              1,538,323
         314,102   Hudson's Bay Co                                                                 3,337,453
          25,566   Masonite International Corp *                                                     640,314
          47,103   Molson Inc Class A                                                              1,161,845

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES        DESCRIPTION                                                                  VALUE ($)
------------------------------------------------------------------------------------------------------------
                   CANADA -- CONTINUED
          61,300   Norbord Inc                                                                       599,694
         134,966   Onex Corp                                                                       1,713,708
          59,956   Penn West Petroleum Ltd                                                         3,028,288
          64,386   PetroKazakhstan Inc                                                             1,930,212
          57,351   QLT Inc *                                                                         886,642
         276,871   Quebecor Inc Class B                                                            5,696,701
         201,056   Quebecor World Inc                                                              4,409,926
          61,378   Rogers Communications Inc                                                       1,090,978
         179,410   Sears Canada Inc                                                                2,269,858
          47,904   Sobeys Inc                                                                      1,047,082
         207,693   Teck Cominco Ltd Class B                                                        4,058,967
          39,138   TransAlta Corp                                                                    475,264
                                                                                            ----------------
                                                                                                  48,040,854
                                                                                            ----------------

                   CHINA -- 0.3%
       1,799,000   China Petroleum & Chemical Corp Class H                                           706,712
          42,000   China Telecom Corp Ltd ADR                                                      1,353,660
       2,660,000   PetroChina Co Ltd Class H                                                       1,345,764
          73,999   Weiqiao Textile Co                                                                118,447
         796,000   Yanzhou Coal Mining Co Ltd Class H                                                868,176
                                                                                            ----------------
                                                                                                   4,392,759
                                                                                            ----------------

                   DENMARK -- 0.3%
         471,699   GN Store Nord                                                                   4,216,587
                                                                                            ----------------

                   FINLAND -- 2.3%
          25,084   Amer Group Class A                                                              1,173,276
          43,576   Elcoteq Network Corp                                                              778,391
         116,086   Finnair Class A                                                                   667,418
         199,703   Kemira Oyj                                                                      2,483,321
         260,179   Kesko Oyj Class B (a)                                                           5,680,864
          70,752   Metso Oyj                                                                         911,294
         436,819   M-real Oyj Class B (a)                                                          3,009,799
          44,974   Nokian Renkaat Oyj                                                              4,613,644
          85,929   OKO Bank                                                                          956,418
         129,124   Orion-Yhtymae Oyj Class B (a)                                                   3,718,747

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES        DESCRIPTION                                                                  VALUE ($)
------------------------------------------------------------------------------------------------------------
                   FINLAND -- CONTINUED
         531,064   Pohjola Group Plc Class D (a)                                                   5,580,340
         327,739   Rautaruukki Oyj                                                                 2,989,808
         191,830   Sponda Oyj (a)                                                                  1,560,579
           1,200   Stockmann Oyj AB Class A                                                           27,883
          14,973   Stockmann Oyj AB Class B                                                          351,014
           5,700   Wartsila Oyj Class A                                                              131,053
         140,801   Wartsila Oyj Class B (a)                                                        3,313,856
                                                                                            ----------------
                                                                                                  37,947,705
                                                                                            ----------------

                   FRANCE -- 2.7%
       5,441,952   Alstom *                                                                        2,922,552
         193,975   Altran Technologies SA * (a)                                                    1,287,129
          53,346   CNP Assurances                                                                  3,234,075
          28,861   Eiffage SA                                                                      2,641,990
          20,566   Eurazeo                                                                         1,326,777
       1,135,502   Havas SA (a)                                                                    5,432,550
           4,514   Hermes International                                                              853,771
          28,130   Imerys SA (a)                                                                   1,756,784
         112,816   JC Decaux SA *                                                                  2,208,163
          32,396   Michelin SA Class B                                                             1,720,298
          85,917   Publicis Groupe (a)                                                             2,330,197
          38,051   Remy Cointreau SA                                                               1,326,473
          28,669   Sagem SA (a)                                                                    2,692,278
       2,778,911   SCOR SA * (a)                                                                   4,007,398
          15,688   Vallourec (a)                                                                   1,538,552
          20,978   Wendel Investissement                                                           1,024,716
         239,188   Zodiac SA                                                                       7,918,177
                                                                                            ----------------
                                                                                                  44,221,880
                                                                                            ----------------

                   GERMANY -- 8.8%
         236,511   Aareal Bank AG                                                                  6,409,586
          25,891   Adidas-Salomon AG                                                               3,333,459
         199,287   Aixtron AG * (a)                                                                  944,022
          23,652   AMB Aachener & Muenchener AG                                                    1,664,187
              17   AVA Allg Handels der Verbrau                                                          626

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES        DESCRIPTION                                                                  VALUE ($)
------------------------------------------------------------------------------------------------------------
                   GERMANY -- CONTINUED
          52,791   AWD Holding AG                                                                  1,757,668
          81,857   Bankgesellschaft Berlin AG *                                                      200,364
          73,564   Bilfinger & Berger (a)                                                          2,493,780
          37,705   Celesio AG                                                                      2,488,769
         140,534   Comdirect Bank AG * (a)                                                           948,727
          67,313   Continental AG                                                                  3,499,942
          86,663   Douglas Holdings AG (a)                                                         2,442,575
           6,212   Epcos AG *                                                                         93,717
          65,089   GPC Biotech AG * (a)                                                              847,229
          59,008   Hannover Rueckversicherungs AG (Registered)                                     1,926,203
          88,984   HeidelbergCement AG                                                             3,917,345
          35,351   Heidelberger Druckmaschinen *                                                   1,045,263
         205,946   Hochtief AG                                                                     4,826,644
         218,722   Hypo Real Estate Holding AG *                                                   6,993,297
          32,687   IKB Deutsche Industriebank AG                                                     766,862
          50,637   IVG Immobilien AG                                                                 563,446
         100,551   IWKA AG                                                                         2,358,575
         233,870   KarstadtQuelle AG (a)                                                           3,707,480
          13,053   Krones AG                                                                       1,147,370
         395,968   MAN AG                                                                         13,498,988
         286,312   Merck KGaA                                                                     15,096,862
         572,917   MG Technologies AG *                                                            7,318,661
         143,299   MLP AG (a)                                                                      2,113,691
         318,306   Mobilcom AG                                                                     4,309,870
          66,985   Puma AG Rudolf Dassler Sport (a)                                               16,416,282
         152,916   Salzgitter AG                                                                   2,037,295
         161,505   Schwarz Pharma AG (a)                                                           5,771,173
          18,477   Singulus Technologies *                                                           278,803
          88,643   Software AG *                                                                   2,661,879
           1,419   Springer (Axel) AG                                                                153,279
         182,852   Suedzucker AG (a)                                                               3,418,478
          40,207   Techem AG *                                                                     1,025,739
         714,192   TUI AG (a)                                                                     13,205,887
         125,872   United Internet AG                                                              2,584,451
       2,029,324   WCM Beteiligungs & Grundbesitz *                                                2,473,143
                                                                                            ----------------
                                                                                                 146,741,617
                                                                                            ----------------

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES        DESCRIPTION                                                                  VALUE ($)
------------------------------------------------------------------------------------------------------------
                   HONG KONG -- 2.4%
         388,000   Asia Satellite Telecommunications Holdings Ltd                                    693,355
         495,000   ASM Pacific Technology                                                          1,657,645
       6,482,000   Chaoda Modern Agriculture                                                       1,792,534
         294,800   Dah Sing Financial Services                                                     2,121,780
       8,146,000   First Pacific Co *                                                              1,992,754
       6,394,000   Giordano International Ltd                                                      3,595,582
       2,554,115   Global Bio-Chem Technology Group Co Ltd                                         1,863,894
       1,007,000   Great Eagle Holdings Ltd                                                        1,921,601
         419,000   Guoco Group                                                                     3,548,969
       2,316,000   Hang Lung Group Co Ltd                                                          3,581,123
       2,169,600   HKR International Ltd                                                             782,619
         120,300   Hong Kong Aircraft Engineering Co Ltd                                             588,767
         926,000   Hong Kong Exchanges and Clearing Ltd                                            2,031,800
          28,000   Mandarin Oriental International Ltd *                                              15,131
       4,670,000   New World Development Co Ltd                                                    4,423,476
         978,000   Oriental Press Group                                                              355,092
          22,212   SCMP Group Ltd                                                                      8,425
       6,123,000   Shun Tak Holdings Ltd                                                           3,223,231
       1,180,000   Techtronic Industries Co                                                        1,860,781
         455,500   Wing Hang Bank Ltd                                                              2,982,814
          64,300   Wing Lung Bank                                                                    469,477
                                                                                            ----------------
                                                                                                  39,510,850
                                                                                            ----------------

                   HUNGARY -- 0.1%
          51,600   OTP Bank                                                                        1,125,120
                                                                                            ----------------

                   INDIA -- 0.1%
          27,900   ITC Ltd GDR                                                                       627,192
          43,200   Mahanagar Telephone Nigam                                                         283,392
                                                                                            ----------------
                                                                                                     910,584
                                                                                            ----------------

                   INDONESIA -- 0.3%
       1,488,000   Astra International Tbk                                                         1,014,373
       2,797,853   Bank Central Asia Tbk                                                             539,601
       5,170,000   Indah Kiat Pulp & Paper *                                                         389,566

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES        DESCRIPTION                                                                  VALUE ($)
------------------------------------------------------------------------------------------------------------
                   INDONESIA -- CONTINUED
       6,825,000   Indofood Sukses Makmur Tbk                                                        493,846
       2,835,000   Indonesian Satellite Corp Tbk PT                                                1,270,736
       7,570,000   PT Bank Mandiri                                                                 1,012,606
       1,018,000   Telekomunikasi Indonesia Tbk PT                                                   833,576
                                                                                            ----------------
                                                                                                   5,554,304
                                                                                            ----------------

                   IRELAND -- 1.0%
         368,517   DCC Plc                                                                         6,454,495
       1,285,470   Fyffes Plc                                                                      2,842,324
         145,364   Grafton Group Plc *                                                             1,241,926
         410,130   Independent News & Media Plc                                                      988,588
         261,987   Kerry Group Plc                                                                 5,453,718
                                                                                            ----------------
                                                                                                  16,981,051
                                                                                            ----------------

                   ITALY -- 2.4%
       1,110,419   Banca Popolare di Milano                                                        6,863,922
         110,341   Benetton Group SPA                                                              1,206,635
       3,711,920   Beni Stabili SPA                                                                3,160,474
         438,173   Bulgari SPA (a)                                                                 4,112,215
         157,306   Buzzi Unicem SPA                                                                1,907,668
          50,087   e.Biscom *  (a)                                                                 2,450,607
          57,337   Fondiaria - Sai SpA (a)                                                         1,248,075
          47,941   Fondiaria - Sai SpA - RNC                                                         616,821
         102,000   Fornara SPA * (b) (c)                                                                  --
         213,400   Grassetto SPA * (b) (c)                                                             2,593
         661,650   Grouppo Editoriale L'Espresso (a)                                               3,421,620
       1,055,469   IFIL SPA (a)                                                                    3,411,628
         281,593   Italcementi SPA                                                                 2,502,552
          73,709   Lottomatica SPA                                                                 1,960,292
       1,385,568   Parmalat Finanziaria SPA * (b) (c)                                                 16,839
       6,061,267   Pirelli & Co (a)                                                                5,873,854
         391,849   RCS MediaGroup SPA                                                              1,711,513
                                                                                            ----------------
                                                                                                  40,467,308
                                                                                            ----------------

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES        DESCRIPTION                                                                  VALUE ($)
------------------------------------------------------------------------------------------------------------
                   JAPAN -- 18.0%
         131,300   Aderans Co Ltd (a)                                                              2,519,367
         169,000   AIOI Insurance Co Ltd                                                             739,699
         348,000   Amada Co Ltd                                                                    1,975,233
         125,900   Aoyama Trading                                                                  3,049,578
          28,100   Arrk Corp                                                                       1,095,676
          34,400   Autobacs Seven (a)                                                              1,020,098
         358,000   Calsonic Kansei Corp (a)                                                        2,536,346
         146,000   Canon Sales Co Inc *                                                            1,900,170
          31,300   Chudenko Corp                                                                     426,042
          76,600   Coca-Cola West Japan Co Ltd                                                     1,855,925
       1,380,000   Cosmo Oil Co Ltd (a)                                                            4,029,548
         623,000   Daido Steel Co Ltd                                                              1,575,476
       1,210,000   Daiei Inc * (a)                                                                 2,455,172
          82,500   Daiichikosho Co Ltd                                                             2,419,075
       2,185,000   Dainippon Ink and Chemicals Inc                                                 5,124,691
         314,000   Dainippon Pharmaceutical Co Ltd                                                 2,624,213
         126,000   FamilyMart                                                                      3,562,441
         349,000   Fuji Electric Holdings Co Ltd                                                     886,202
          75,800   Fuji Soft ABC Inc                                                               2,612,606
       1,712,000   Furukawa Electric Co Ltd *                                                      6,930,156
         109,200   Futaba Industrial Co Ltd (a)                                                    1,906,092
          19,200   H I S Co Ltd                                                                      616,008
         178,000   Hanwa Co Ltd                                                                      677,441
         863,400   Haseko Corp * (a)                                                               1,757,235
         153,000   Hiroshima Bank Ltd (The)                                                          676,270
          69,000   Hisamitsu Pharmaceutical Co Inc                                                 1,263,777
          40,600   Hitachi Maxell Ltd                                                                574,747
       2,075,000   Hitachi Zosen Corp * (a)                                                        3,056,292
         126,100   Isetan Co Ltd                                                                   1,412,870
       2,508,000   Ishikawajima-Harima Heavy Industries *                                          3,735,603
       2,870,000   Isuzu Motors Ltd * (a)                                                          6,760,245
          33,400   Ito En Ltd                                                                      1,439,026
         359,000   Itoham Foods Inc                                                                1,725,423
         152,000   Izumiya Co Ltd                                                                    964,869
         146,000   Japan Securities Finance Co                                                       785,308
         815,000   Kamigumi Co Ltd (a)                                                             6,162,723

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES        DESCRIPTION                                                                  VALUE ($)
------------------------------------------------------------------------------------------------------------
                   JAPAN -- CONTINUED
         347,000   Kandenko Co                                                                     1,825,041
       1,438,000   Kanebo Ltd * (a)                                                                1,343,998
       5,027,000   Kawasaki Heavy Industries Ltd (a)                                               7,618,691
         220,000   Kawasaki Kisen Kaisha Ltd                                                       1,414,484
       1,133,000   Kenwood Corp * (a)                                                              2,447,505
         386,000   Kikkoman Corp (a)                                                               3,391,424
         119,000   Kissei Pharmaceutical Co Ltd (a)                                                2,272,520
         102,000   Konami Corp                                                                     2,286,166
         274,000   Kurabo Industries Ltd                                                             540,981
         106,000   Kyudenko Corp                                                                     494,089
         568,700   Leopalace21 Corp (a)                                                           11,126,878
          46,000   Lintec Corp (a)                                                                   645,620
         372,000   Maeda Corp                                                                      1,622,475
         196,000   Maeda Road Construction (a)                                                     1,351,434
         442,000   Maruha Group Inc *                                                                753,146
          95,800   Matsui Securities Co Ltd (a)                                                    2,758,654
          63,900   Meitec Corp                                                                     2,310,131
       1,155,000   Mitsubishi Gas Chemical Co Inc                                                  4,903,950
       3,379,000   Mitsubishi Materials Corp                                                       7,184,937
         736,000   Mitsubishi Rayon Co Ltd                                                         2,442,735
         898,000   Mitsui Engineering & Shipbuilding                                               1,372,847
         532,000   Mitsui Mining & Smelting Co Ltd                                                 2,170,092
          61,400   Mitsumi Electric Co Ltd                                                           638,793
         196,000   Nagase & Co                                                                     1,547,892
           8,000   Nagoya Railroad Co Ltd                                                             27,307
             761   NET One Systems Co Ltd (a)                                                      2,750,486
         116,000   NGK Insulators Ltd                                                                948,669
         195,000   Nippo Corp                                                                      1,147,873
       2,392,000   Nippon Light Metal (a)                                                          5,372,951
         119,000   Nippon Meat Packers Inc                                                         1,412,971
         194,000   Nippon Sanso Corp                                                               1,002,318
       1,134,000   Nippon Shinpan Co * (a)                                                         3,787,658
         276,000   Nippon Soda Co Ltd (a)                                                            786,571
         429,000   Nippon Suisan Kaisha Ltd                                                        1,189,020
          48,000   Nipro Corp (a)                                                                    715,407
         674,000   Nishimatsu Construction (a)                                                     2,144,837

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES        DESCRIPTION                                                                  VALUE ($)
------------------------------------------------------------------------------------------------------------
                   JAPAN -- CONTINUED
         592,000   Nissan Chemical Industries Ltd                                                  4,736,132
         254,000   Nissan Shatai Co Ltd                                                            1,570,871
         680,000   Nisshin Seifun Group Inc                                                        6,785,434
       2,350,000   Nisshin Steel Co Ltd                                                            5,019,565
         105,000   Nissin Food Products                                                            2,664,403
           9,000   NOF Corp                                                                           33,209
           6,000   Noritake Co Ltd                                                                    24,195
         225,000   Okasan Securities Co Ltd                                                        1,264,487
         381,000   Oki Electric Industry Co Ltd *                                                  1,319,507
       1,128,000   Orient Corp * (a)                                                               3,020,607
          98,000   Q.P. Corp                                                                         818,151
           1,439   Round One Corp (a)                                                              3,004,963
          15,000   Royal Co Ltd                                                                      177,597
          83,200   Ryohin Keikaku Co Ltd                                                           3,839,457
         132,700   Ryosan Co                                                                       3,030,551
           4,000   Sanden Corp                                                                        27,368
          67,000   Sanki Engineering                                                                 447,953
         626,000   Sankyo-Tateyama Holdings Inc                                                    1,863,376
          88,900   Santen Pharmaceutical                                                           1,654,455
         145,000   Sanyo Securities Co Ltd * (b) (c)                                                   1,321
         138,000   Sanyo Shokai Ltd                                                                  842,427
         408,000   Seino Transportation Co Ltd                                                     3,856,204
          12,230   SFCG Co Ltd (a)                                                                 2,553,396
          11,700   Shimachu Co                                                                       281,211
         197,000   Shimadzu Corp                                                                     964,169
          54,200   Shinko Electric Industries                                                      1,772,107
         934,000   Shinko Securities Co Ltd                                                        2,915,527
         160,000   Snow Brand Milk Products Co Ltd * (a)                                             481,123
         398,690   Sojitz Holdings Corp * (a)                                                      1,457,803
         290,000   Sumitomo Bakelite Co Ltd                                                        1,789,932
         134,000   Sumitomo Forestry Co Ltd                                                        1,344,555
       2,217,000   Sumitomo Heavy Industries Ltd * (a)                                             6,808,298
         310,000   Sumitomo Rubber Industries Inc                                                  2,738,861
         191,000   Sumitomo Warehouse (a)                                                            800,178
         112,100   Suzuken Co Ltd                                                                  3,046,024
       2,569,600   Taiheiyo Cement Corp (a)                                                        6,123,806

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES        DESCRIPTION                                                                  VALUE ($)
------------------------------------------------------------------------------------------------------------
                   JAPAN -- CONTINUED
         124,000   Taiyo Yuden Co Ltd                                                              1,443,638
         230,000   Takara Holdings Inc (a)                                                         1,492,403
         221,000   THK Co Ltd (a)                                                                  3,770,390
          56,000   TIS Inc                                                                         2,043,983
         607,000   Toda Corp                                                                       2,404,290
         128,400   Toho Co Ltd                                                                     1,840,227
       1,030,000   Toho Gas Co Ltd                                                                 3,265,807
         286,100   Tokyo Steel Manufacturing Co (a)                                                4,818,103
         653,000   Tokyo Tatemono Co Ltd                                                           3,636,342
       1,110,000   Tokyu Land Corp (a)                                                             3,302,249
          53,000   Toshiba TEC Corp                                                                  227,571
         298,000   Toyo Tire & Rubber Co Ltd                                                       1,005,630
         166,000   Tsumura & Co (a)                                                                2,552,089
       1,563,000   Ube Industries Ltd *                                                            2,133,274
          55,000   Ushio Inc                                                                         899,408
         181,000   Wacoal Corp                                                                     1,782,134
          23,600   World Company Ltd                                                                 720,943
         250,000   Yakult Honsha Co Ltd (a)                                                        3,814,531
          62,300   Yamada Denki Co Ltd                                                             2,250,595
         714,000   Yaskawa Electric Corp (a)                                                       3,617,948
         277,000   Yodogawa Steel Works                                                            1,198,908
         843,000   Yokohama Rubber Co                                                              3,396,025
                                                                                            ----------------
                                                                                                 299,297,905
                                                                                            ----------------

                   MALAYSIA -- 0.4%
         225,000   IOI Corp Berhad                                                                   512,266
         280,000   Malakoff Berhad                                                                   465,220
         310,000   Malaysian International Shipping Berhad (Foreign Registered)                    1,019,337
       1,474,000   Malaysian Plantations Berhad                                                      866,673
         667,800   Maxis Communications Berhad                                                     1,500,722
         357,000   Promet Berhad * (b) (c)                                                               940
         448,000   Proton Holdings Berhad *                                                          913,684
         312,000   Rekapacific Berhad * (b) (c)                                                          821
         341,000   Telekom Malaysia Berhad                                                           950,861
                                                                                            ----------------
                                                                                                   6,230,524
                                                                                            ----------------

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES        DESCRIPTION                                                                  VALUE ($)
------------------------------------------------------------------------------------------------------------
                   MEXICO -- 0.4%
         237,000   Alfa SA de CV Class A                                                             778,517
         527,000   Carso Global Telecom Class A *                                                    772,066
         692,000   Controladora Comercial Mexicana SA de CV                                          753,660
         165,000   Fomento Economico Mexicano SA de CV                                               713,592
         286,000   Grupo Financiero Banorte SA de CV                                               1,126,366
         339,000   Grupo Mexico SA Class B *                                                       1,208,853
         276,000   Grupo Modelo SA de CV Class C                                                     658,153
         313,000   Organizacion Soriana SA de CV Class B                                             920,952
                                                                                            ----------------
                                                                                                   6,932,159
                                                                                            ----------------

                   NETHERLANDS -- 5.9%
         158,058   Amstelland NV                                                                   1,262,113
          60,780   ASM International NV * (a)                                                        834,737
          49,164   Boskalis Westminster NV                                                         1,196,892
         996,518   Buhrmann NV (a)                                                                 8,039,314
         211,739   Corio NV (a)                                                                    9,289,535
         275,840   CSM                                                                             6,222,442
          72,115   DSM NV                                                                          3,516,513
       4,011,645   Getronics NV * (a)                                                              6,841,094
       4,187,202   Hagemeyer NV * (a)                                                              7,430,529
         126,964   Hunter Douglas NV                                                               5,584,819
          30,184   Imtech NV                                                                         808,566
         300,507   Koninklijke Wessanen NV                                                         4,224,449
          80,825   Nutreco Holding NV                                                              2,606,267
         366,084   OCE NV                                                                          5,587,923
         248,918   Qiagen NV * (a)                                                                 2,233,855
         176,154   Randstad Holdings NV (a)                                                        5,381,392
          53,421   Rodamco Europe NV                                                               3,452,711
         246,251   Royal Numico NV *                                                               7,756,540
          86,367   Royal P&O Nedlloyd NV                                                           3,284,035
          56,563   Stork NV                                                                        1,260,930
         223,716   Van der Moolen Holding NV * (a)                                                 1,357,018
          81,676   Van Ommeren Vopak NV                                                            1,392,044
          52,564   Vastned NV                                                                      2,903,342
          78,190   Wereldhave NV                                                                   6,673,348
                                                                                            ----------------
                                                                                                  99,140,408
                                                                                            ----------------

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES        DESCRIPTION                                                                  VALUE ($)
------------------------------------------------------------------------------------------------------------
                   NORWAY -- 0.6%
         143,835   Aker Kvaerner ASA * (a)                                                         2,036,845
          35,809   Prosafe ASA                                                                       793,202
          38,548   Schibsted ASA                                                                     753,211
         510,969   Tandberg ASA (a)                                                                4,576,975
         236,541   Tandberg Television ASA * (a)                                                   1,633,757
                                                                                            ----------------
                                                                                                   9,793,990
                                                                                            ----------------

                   PHILIPPINES -- 0.2%
         543,600   Bank of the Philippine Islands                                                    401,660
          26,000   Globe Telecom Inc                                                                 405,243
          88,882   Philippine Long Distance Telephone *                                            2,006,925
                                                                                            ----------------
                                                                                                   2,813,828
                                                                                            ----------------

                   POLAND -- 0.1%
          17,125   BRE Bank SA *                                                                     464,568
         113,000   Polski Koncern Naftowy Orlen                                                      999,611
                                                                                            ----------------
                                                                                                   1,464,179
                                                                                            ----------------

                   PORTUGAL -- 0.1%
           1,489   Banco BPI SA                                                                        5,235
         114,919   PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA                 2,484,500
                                                                                            ----------------
                                                                                                   2,489,735
                                                                                            ----------------

                   SINGAPORE -- 2.6%
       1,538,000   Asia Food & Properties Ltd *                                                      355,569
         944,000   CapitaMall Trust                                                                  927,931
       6,379,797   ComfortDelgro Corp Ltd                                                          4,691,570
         508,950   Creative Technology Ltd                                                         5,452,091
       1,935,000   Datacraft Asia Ltd *                                                            1,464,989
         592,000   Elec & Eltek International Co Ltd                                               1,724,792
       8,335,000   GES International Ltd                                                           3,318,522
          89,000   Hotel Properties Ltd                                                               53,100
       4,246,000   Keppel Land Ltd                                                                 4,482,171
       6,195,000   MobileOne Ltd                                                                   5,831,971
      17,778,100   Pacific Century Region Developments Ltd * (a)                                   3,229,739

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES        DESCRIPTION                                                                  VALUE ($)
------------------------------------------------------------------------------------------------------------
                   SINGAPORE -- CONTINUED
         917,000   Parkway Holdings Ltd                                                              687,623
       4,027,000   SembCorp Industries Ltd                                                         3,090,475
       2,276,000   Singapore Exchange Ltd                                                          2,370,964
       1,586,000   STATS ChipPAC Ltd *                                                             1,046,744
         811,000   United Overseas Land                                                            1,053,834
       3,229,000   Want Want Holdings Ltd                                                          3,234,489
         258,000   Wheelock Properties (Singapore) Ltd                                               343,704
                                                                                            ----------------
                                                                                                  43,360,278
                                                                                            ----------------

                   SOUTH AFRICA -- 0.5%
         126,764   ABSA Group Ltd                                                                  1,051,422
         568,000   African Bank Investments Ltd                                                    1,013,879
         543,000   FirstRand Ltd                                                                     873,825
          10,990   Impala Platinum Holdings Ltd                                                      921,181
          86,000   Remgro Ltd                                                                      1,047,884
         675,000   Sanlam Ltd                                                                        911,459
         167,000   Standard Bank Investment Corp *                                                 1,114,244
          41,497   Telkom SA Ltd                                                                     495,370
          69,900   Tiger Brands Ltd                                                                1,004,187
                                                                                            ----------------
                                                                                                   8,433,451
                                                                                            ----------------

                   SOUTH KOREA -- 1.5%
          91,100   Daewoo Heavy Industries & Machinery Ltd *                                         710,344
          64,500   Daewoo Shipbuilding & Marine Engineering Co Ltd                                   728,688
         100,700   Dongkuk Steel Mill                                                              1,030,446
          68,700   Dongwon Financial Holding Co Ltd                                                  361,060
          46,200   Hana Bank                                                                       1,042,949
          18,500   Hankuk Electric Glass Co Ltd                                                      724,216
         159,600   Hanwha Chemical Corp                                                            1,099,531
          74,000   Hyundai Department Store Co Ltd                                                   857,061
          72,700   Hyundai Industrial Development                                                    794,707
           4,900   Hyundai Merchant Marine *                                                          44,999
          22,300   Hyundai Mobis                                                                   1,099,446
          40,260   Hyundai Motor Co                                                                1,752,601
          97,000   INI Steel Co                                                                    1,012,932

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES        DESCRIPTION                                                                  VALUE ($)
------------------------------------------------------------------------------------------------------------
                   SOUTH KOREA -- CONTINUED
         155,000   KIA Motors Corp                                                                 1,364,181
          48,200   Korea Express Co Ltd *                                                            798,413
          44,000   KT Freetel                                                                        691,662
          42,600   KT&G Corp                                                                       1,086,720
          64,400   LG Cable & Machinery Ltd                                                          926,497
          17,900   LG Chemicals Ltd                                                                  683,051
          17,500   LG Electronics Inc                                                                839,501
           7,360   LG Home Shopping Inc                                                              297,013
         187,200   LG Insurance Co Ltd                                                               794,614
         115,100   Poongsan Corp                                                                   1,093,253
          51,900   Samsung Corp                                                                      629,587
          11,800   Samsung SDI Co Ltd                                                              1,216,330
          68,800   Shinhan Financial Group Co Ltd                                                  1,169,362
           5,600   Shinsegae Co Ltd                                                                1,471,067
          33,900   SK Corp                                                                         1,291,333
                                                                                            ----------------
                                                                                                  25,611,564
                                                                                            ----------------

                   SPAIN -- 0.5%
         133,150   Aguas de Barcelona SA Class A                                                   2,335,313
          49,450   Corp Financiera Alba                                                            1,422,498
         382,034   Sacyr Vallehermoso SA                                                           5,227,442
                                                                                            ----------------
                                                                                                   8,985,253
                                                                                            ----------------

                   SWEDEN -- 2.4%
          52,452   Billerud AB                                                                       816,100
          31,956   Custos AB *                                                                       718,153
         160,688   D Carnegie AB                                                                   1,429,648
         317,855   Getinge AB                                                                      3,536,002
          90,838   Holmen AB Class B                                                               2,600,824
         329,917   Kinnevik Investment AB (a)                                                      2,667,669
          44,819   Lundbergforetagen AB Class B                                                    1,422,198
          51,614   Modern Times Group AB *                                                           978,995
           4,550   Nobel Biocare AB * (c)                                                            328,253
           1,300   SAAB AB Class B                                                                    18,401
       1,058,102   Skanska AB Class B                                                              9,544,255

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES        DESCRIPTION                                                                  VALUE ($)
------------------------------------------------------------------------------------------------------------
                   SWEDEN -- CONTINUED
          72,220   SSAB Swedish Steel Class A                                                      1,268,112
       1,211,252   Swedish Match AB                                                               12,290,206
         121,359   Trelleborg AB Class B                                                           1,826,709
                                                                                            ----------------
                                                                                                  39,445,525
                                                                                            ----------------

                   SWITZERLAND -- 4.0%
          28,307   Actelion Ltd * (a)                                                              2,637,876
         155,709   Baloise Holding Ltd                                                             5,899,100
         153,835   Clariant AG                                                                     1,875,682
         183,948   Converium Holding AG                                                            3,710,671
           9,647   Fischer (George) AG (Registered) *                                              2,377,540
           3,509   Forbo Holdings AG (Registered) *                                                  730,396
           8,169   Geberit AG (Registered)                                                         5,804,518
           4,909   Helvetia Patria Holding (Registered)                                              785,920
           1,644   Intershop Holdings                                                                261,889
             328   Jelmoli Holding AG (Bearer)                                                       403,886
             190   Jelmoli Holding AG (Registered)                                                    47,078
          13,256   Julius Baer Holding AG                                                          3,568,665
          66,989   Kudelski SA *                                                                   1,943,835
           6,478   Kuoni Reisen Holdings AG (Registered)                                           2,346,369
             439   Lindt & Spruengli AG                                                              509,427
              60   Lindt & Spruengli AG (Registered)                                                 734,112
         150,224   Micronas Semiconductor Holding AG (Registered) *                                5,819,043
              69   Motor-Columbus (Bearer)                                                           224,185
             886   Movenpick Holdings (Bearer) *                                                     222,373
             157   Pargesa Holdings SA (Bearer)                                                      427,082
         195,762   Phonak Holding AG                                                               5,915,484
          23,667   Saurer AG *                                                                     1,198,113
              45   SIG Holding AG (Registered)                                                         8,197
          24,137   Straumann Holding AG                                                            4,728,320
          18,087   Sulzer AG (Registered)                                                          5,074,918
          37,614   Unaxis Holding AG                                                               3,228,771
          18,935   Valora Holding AG                                                               4,142,668
          96,743   Vontobel Holdings AG                                                            1,896,531
                                                                                            ----------------
                                                                                                  66,522,649
                                                                                            ----------------

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES        DESCRIPTION                                                                  VALUE ($)
------------------------------------------------------------------------------------------------------------
                   TAIWAN -- 0.8%
         563,526   Acer Inc                                                                          753,315
         541,337   Asustek Computer Inc                                                            1,213,544
          28,600   Benq Corp                                                                          29,364
       1,731,430   Cheng Loong Corp                                                                  584,622
       1,538,000   China Bills Finance Corp                                                          460,221
       1,833,406   China Development Financial Holding Corp *                                        817,094
         570,000   China Motor Corp Ltd                                                              667,193
         671,842   Delta Electronics Inc                                                             864,426
       1,183,121   Far Eastern Textile Co Ltd                                                        705,034
         547,560   Formosa Chemicals & Fibre Co                                                      879,675
         506,680   Formosa Plastics Corp                                                             761,882
         372,382   GigaByte Technology Co Ltd                                                        465,165
       1,547,645   Inventec Co Ltd                                                                   831,700
       1,853,000   Mitac International Corp                                                          732,468
         296,800   Nan Ya Plastic Corp                                                               411,234
         367,323   Quanta Computer Inc                                                               628,088
         937,000   Taiwan Cellular Corp                                                              884,135
       1,895,000   Waterland Financial Holdings                                                      667,965
       1,721,000   Yageo Corp *                                                                      718,159
         876,800   Yulon Motor Co Ltd                                                                868,588
                                                                                            ----------------
                                                                                                  13,943,872
                                                                                            ----------------

                   THAILAND -- 0.1%
         337,000   Advanced Info Service Pcl (Foreign Registered) (c)                                764,622
         106,000   Bangkok Dusit Medical Service Pcl (Foreign Registered) (c)                         32,831
         121,700   PTT Exploration & Production Pcl (Foreign Registered) (c)                         818,151
                                                                                            ----------------
                                                                                                   1,615,604
                                                                                            ----------------

                   TURKEY -- 0.5%
     220,061,010   Ak Enerji Elektrik Uretim *                                                       966,640
     290,008,776   Akbank TAS                                                                      1,236,550
      68,341,000   Aksa Akrilik Kimya Sanayii *                                                      580,818
     268,714,794   Aksigorta AS                                                                      813,992
     289,822,413   Trakya Cam Sanayii                                                                739,741
     189,921,699   Tupras Turkiye Petrol Rafine                                                    1,464,135

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES        DESCRIPTION                                                                  VALUE ($)
------------------------------------------------------------------------------------------------------------
                   TURKEY -- CONTINUED
     312,429,184   Turkcell Iletisim Hizmet AS                                                     1,142,353
     324,467,476   Turkiye Garanti Bankasi Class C *                                               1,063,222
     334,331,000   Yapi ve Kredi Bankasi *                                                           799,264
                                                                                            ----------------
                                                                                                   8,806,715
                                                                                            ----------------

                   UNITED KINGDOM -- 22.8%
         413,007   Aggreko Plc                                                                     1,132,894
       1,173,496   AMEC                                                                            6,721,617
         809,447   Arriva Plc                                                                      6,290,588
         857,323   Associated British Ports                                                        6,653,401
         270,295   Atkins (WS) Plc                                                                 3,142,227
         567,518   AWG Plc *                                                                       6,481,415
     226,842,594   AWG Plc (Redeemable Shares) *                                                     395,836
       1,958,533   Barratt Developments Plc                                                       20,875,570
       1,563,807   BBA Group Plc                                                                   7,347,825
         141,896   Bellway Plc                                                                     1,963,438
         819,316   Berkeley Group Plc                                                             17,948,226
       1,133,303   Bradford & Bingley Plc                                                          5,827,986
         780,139   Britannic Group Plc                                                             4,994,530
         244,100   British Energy Plc *                                                               94,060
         648,784   British Insurance Holdings Plc                                                    875,931
         548,963   Bunzl Co                                                                        4,210,746
         241,317   Capita Group Plc                                                                1,381,187
          72,632   Carpetright Plc                                                                 1,425,803
         399,870   Charter Plc (Registered) *                                                      1,156,061
          77,170   Close Brothers Group Plc                                                          972,566
         500,035   Cobham Group Plc                                                               12,237,674
         267,749   Computacenter Plc                                                               1,582,276
       7,597,538   Cookson Group Plc *                                                             4,558,142
      12,747,447   Corus Group Plc *                                                              10,147,419
         576,539   Countrywide Plc                                                                 2,961,106
          90,025   Crest Nicholson                                                                   565,887
         779,742   De La Rue Plc                                                                   4,375,916
          71,987   De Vere Group Plc                                                                 540,887
         818,998   EMI Group Plc                                                                   3,296,443

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES        DESCRIPTION                                                                  VALUE ($)
------------------------------------------------------------------------------------------------------------
                   UNITED KINGDOM -- CONTINUED
         414,079   Enterprise Inns Plc                                                             4,091,776
         463,525   First Choice Holidays Plc                                                       1,029,231
       1,884,768   FKI Plc                                                                         4,120,261
         120,791   Go-Ahead Group Plc                                                              2,465,756
         406,171   Great Portland Estates Plc                                                      2,009,666
         904,043   Hays Plc                                                                        1,934,192
         385,312   HMV Group Plc                                                                   1,554,751
         920,011   ICAP Plc                                                                        3,735,291
         628,621   IMI Plc                                                                         3,992,267
         331,121   Inchcape Plc                                                                    9,886,278
       4,290,510   International Power Plc *                                                      10,564,192
      25,326,500   Invensys Plc *                                                                  6,747,600
         173,535   Johnson Matthey Plc                                                             2,843,280
       1,135,656   Kelda Group Plc                                                                10,797,806
         691,809   Kesa Electricals Plc                                                            3,511,690
         145,020   Laird Group                                                                       837,541
       1,750,701   LogicaCMG Plc                                                                   5,101,751
         158,002   Lonmin Plc                                                                      3,079,545
         241,877   Manchester United Plc                                                           1,137,851
         712,760   MFI Furniture Group Plc                                                         1,594,697
         643,357   Michael Page International Plc                                                  1,930,373
         313,814   Mitchells & Butlers Plc                                                         1,458,422
         744,504   Morgan Crucible Co *                                                            1,822,688
         202,485   Mothercare Plc                                                                  1,145,890
         155,891   National Express Group Plc                                                      1,887,558
         183,081   NHP Plc                                                                           689,765
       2,620,897   Northern Foods Plc                                                              7,350,942
         436,546   Novar Plc                                                                         959,117
         440,577   Paragon Group Cos Plc                                                           2,525,464
         386,902   Peninsular & Oriental Steam Navigation Co                                       1,673,713
         176,183   Pennon Group Plc                                                                2,595,616
         790,783   Persimmon Plc                                                                   9,548,209
         506,714   Pilkington                                                                        812,103
         180,391   Premier Oil Plc *                                                               1,875,206
         583,749   Provident Financial Plc                                                         6,258,491
         208,879   RAC Plc                                                                         2,482,928

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES        DESCRIPTION                                                                  VALUE ($)
------------------------------------------------------------------------------------------------------------
                   UNITED KINGDOM -- CONTINUED
         518,209   RMC Group Plc                                                                   5,952,488
       3,667,812   Royal & Sun Alliance Insurance Group                                            4,695,946
         816,292   Sage Group Plc                                                                  2,411,225
         892,121   Signet Group Plc                                                                1,683,039
         289,025   Singer & Friedlander Group                                                      1,453,913
         522,366   Slough Estates Plc                                                              4,331,125
         177,136   Smith (David S.) Holdings Plc                                                     465,911
       1,843,462   Smith (WH) Group Plc                                                           10,141,565
         573,101   Somerfield Plc                                                                  1,457,393
       1,933,377   Spirent Plc *                                                                   1,865,973
       2,122,599   Stagecoach Holdings Plc *                                                       3,403,384
         416,735   T&F Informa Group Plc                                                           2,687,172
         570,622   Tate & Lyle Plc                                                                 3,691,676
       2,821,065   Taylor Woodrow Plc                                                             13,925,676
         239,453   TDG Plc                                                                           998,683
       9,793,917   THUS Group Plc *                                                                2,651,624
          92,809   Travis Perkins Plc                                                              2,278,519
         506,836   Trinity Mirror Plc                                                              5,887,681
         672,480   United Business Media Plc                                                       5,760,262
         787,695   Whitbread Plc                                                                  11,586,438
         773,007   William Hill Plc                                                                7,565,564
         228,700   Wilson Bowden Plc                                                               4,541,870
       1,855,303   Wimpey (George)                                                                14,066,972
                                                                                            ----------------
                                                                                                 379,713,663
                                                                                            ----------------

                   TOTAL COMMON STOCKS (COST $1,310,240,343)                                   1,541,157,403
                                                                                            ----------------

                   PREFERRED STOCKS -- 2.8%

                   BRAZIL -- 0.6%
          23,209   Banco Bradesco SA                                                               1,129,193
      11,766,000   Banco Itau Holding Financeira SA                                                1,191,443
      82,069,000   Centrais Electricas Brasileiras SA Class B 9.83%                                1,063,567
       3,238,000   Companhia de Bebidas das Americas 1.67%                                           704,356
      57,725,000   Compania Energetica de Minas Gerais 2.88%                                       1,062,786

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

  SHARES/UNITS     DESCRIPTION                                                                  VALUE ($)
------------------------------------------------------------------------------------------------------------
                   BRAZIL -- CONTINUED
          72,150   Compania Vale do Rio Doce Class A                                               1,179,295
               5   Embratel Participacoes SA                                                              --
          20,400   Empresa Brasileira de Aeronautica SA ADR                                          541,620
          86,000   Gerdau SA                                                                       1,420,627
         947,394   Investimentos Itau SA 2.68%                                                     1,159,613
     239,822,000   Tele Centro Oeste Celular Participacoes SA 6.78%                                  749,801
                                                                                            ----------------
                                                                                                  10,202,301
                                                                                            ----------------

                   GERMANY -- 1.7%
         121,918   Fresenius AG (Non Voting) 4.08%                                                 9,110,889
         185,730   Hugo Boss AG 8.17% (a)                                                          4,330,935
           6,585   Porsche AG (Non Voting) 0.83%                                                   4,012,109
         413,011   ProSieben Sat.1 Media AG 2.00%                                                  7,251,416
          97,230   Rheinmetall AG (Non Voting) 3.92%                                               3,898,950
                                                                                            ----------------
                                                                                                  28,604,299
                                                                                            ----------------

                   ITALY -- 0.4%
       1,396,445   Compagnia Assicuratrice Unipol 4.56%                                            3,314,945
         311,821   IFI Istituto Finanziario Industries 4.82%                                       3,074,243
                                                                                            ----------------
                                                                                                   6,389,188
                                                                                            ----------------

                   SOUTH KOREA -- 0.1%
          48,200   Hyundai Motor Co 5.05%                                                          1,064,489
          22,100   LG Electronics Inc                                                                585,109
                                                                                            ----------------
                                                                                                   1,649,598
                                                                                            ----------------

                   TOTAL PREFERRED STOCKS (COST $38,270,495)                                      46,845,386
                                                                                            ----------------

                   RIGHTS AND WARRANTS -- 0.1%

                   HONG KONG -- 0.0%
         307,764   Global Bio-Chem Technology Group Co Ltd Warrants, Expires 5/31/07 * (c)                --
                                                                                            ----------------

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

    UNITS /
 PAR VALUE ($)     DESCRIPTION                                                                  VALUE ($)
------------------------------------------------------------------------------------------------------------
                   SPAIN -- 0.0%
         382,034   Sacyr Vallehermoso SA Rights, Expires 9/9/04 *                                    130,000
                                                                                            ----------------

                   UNITED KINGDOM -- 0.1%
       1,415,868   International Power Rights, Expires 9/10/04 *                                   1,356,318
                                                                                            ----------------

                   TOTAL RIGHTS AND WARRANTS (COST $1,227,275)                                     1,486,318
                                                                                            ----------------

                   SHORT-TERM INVESTMENTS -- 16.5%

                   CASH EQUIVALENTS -- 15.8%
      52,600,000   HBOS Treasury Time Deposit, 1.56%, due 09/01/04                                52,600,000
     211,014,090   The Boston Global Investment Trust (d)                                        211,014,090
                                                                                            ----------------
                                                                                                 263,614,090
                                                                                            ----------------

                   U.S. GOVERNMENT -- 0.7%
      10,500,000   U.S. Treasury Bill, 0.96%, due 9/23/04 (e) (f)                                 10,493,650
                                                                                            ----------------

                   TOTAL SHORT-TERM INVESTMENTS (COST $274,107,740)                              274,107,740
                                                                                            ----------------

                   TOTAL INVESTMENTS -- 111.9%
                   (Cost $1,623,845,853)                                                       1,863,596,847

                   Other Assets and Liabilities (net) -- (11.9%)                                (197,270,050)
                                                                                            ----------------

                   TOTAL NET ASSETS -- 100.0%                                               $  1,666,326,797
                                                                                            ================

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

               NOTES TO SCHEDULE OF INVESTMENTS:

               ADR - American Depositary Receipt
               Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.
               GDR - Global Depository Receipt

               *      Non-income producing security.
               (a)    All or a portion of this security is out on loan (Note 2).
               (b)    Bankrupt issuer.
               (c) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees
                      (Note 2).
               (d)    Investment of security lending collateral (Note 2).
               (e) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 2).
               (f)    Rate shown represents yield to maturity.

               CURRENCY ABBREVIATIONS:

               AUD - Australian Dollar
               CAD - Canadian Dollar
               CHF - Swiss Franc
               DKK - Danish Krone
               EUR - Euro
               GBP - British Pound
               HKD - Hong Kong Dollar
               JPY - Japanese Yen
               NOK - Norwegian Krone
               NZD - New Zealand Dollar
               SEK - Swedish Krona
               SGD - Singapore Dollar

   At August 31, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                                GROSS UNREALIZED         GROSS UNREALIZED         NET UNREALIZED
       AGGREGATE COST             APPRECIATION             DEPRECIATION            APPRECIATION
   ----------------------   -----------------------   ----------------------   --------------------
     $  1,625,151,030           $   308,958,749           $  (70,512,932)         $  238,445,817

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

   A summary of outstanding financial instruments at August 31, 2004 is as follows:

   FORWARD CURRENCY CONTRACTS

                                                                                    NET UNREALIZED
                                                                                     APPRECIATION/
    SETTLEMENT DATE      DELIVER/RECEIVE       UNITS OF CURRENCY       VALUE        (DEPRECIATION)
   ------------------   -----------------      -----------------   --------------   --------------
        Buys

       11/26/04               CAD                    106,245,487   $   80,538,183   $     (753,134)
       11/26/04               GBP                      3,256,975        5,816,966         (119,578)
       11/26/04               JPY                 17,622,863,923      161,258,846         (320,315)
       11/26/04               NOK                    313,147,885       45,315,395         (249,551)
       11/26/04               NZD                         73,742           47,866              250
       11/26/04               SEK                    299,050,207       39,772,780          357,740
                                                                                    --------------
                                                                                    $   (1,084,588)
                                                                                    ==============

        Sales

       11/26/04               AUD                     37,961,670   $   26,578,895   $      (62,424)
       11/26/04               CAD                      5,242,400        3,973,942            6,408
       11/26/04               CHF                      4,588,554        3,628,764           (9,374)
       11/26/04               DKK                     18,624,600        3,040,139          (22,465)
       11/26/04               EUR                     78,046,370       94,774,244         (470,035)
       11/26/04               GBP                     77,279,517      138,021,411         (592,607)
       11/26/04               HKD                     85,675,712       11,009,012            2,406
       11/26/04               NOK                     20,388,600        2,950,419           58,359
       11/26/04               SGD                      1,124,305          657,312              253
                                                                                    --------------
                                                                                    $   (1,089,479)
                                                                                    ==============

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

   FUTURES CONTRACTS

                                                                                   NET UNREALIZED
                                                                                    APPRECIATION
    NUMBER OF CONTRACTS          TYPE          EXPIRATION DATE    CONTRACT VALUE   (DEPRECIATION)
   ---------------------   ----------------   -----------------   --------------   --------------
          Sells

            261                 CAC 40          September 2004    $   11,442,748   $     (123,218)
             89                  DAX            September 2004        10,261,842         (544,772)
            693                FTSE 100         September 2004        55,776,121         (718,865)
            577                  MSCI           September 2004        15,613,992           11,687
            875                 SPI 200         September 2004        54,775,173       (1,180,478)
          1,081                TSE TOPIX        September 2004       111,306,210       (2,258,674)
                                                                                   --------------
                                                                                   $   (4,814,320)
                                                                                   ==============

   At August 31, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- INDUSTRY SECTOR SUMMARY
(SHOWING PERCENTAGE OF EQUITY INVESTMENTS)
AUGUST 31, 2004 (UNAUDITED)

At August 31, 2004, industry sector diversification of the Fund's equity investments was as follows:

        INDUSTRY SECTOR
        ------------------------------------------------------------------------
        Consumer Discretionary                                              23.0%
        Industrials                                                         20.4
        Financials                                                          17.8
        Materials                                                           10.6
        Consumer Staples                                                     8.4
        Information Technology                                               6.7
        Health Care                                                          6.0
        Utilities                                                            2.9
        Energy                                                               2.1
        Telecommunication Services                                           2.1
                                                                          ------
                                                                           100.0%
                                                                          ======

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2004 (UNAUDITED)

ASSETS:
     Investments, at value, including securities on loan of $198,010,825
        (cost $1,623,845,853) (Note 2)                                        $    1,863,596,847
     Cash                                                                                 40,305
     Foreign currency, at value (cost $2,032,243) (Note 2)                             2,058,602
     Receivable for investments sold                                                     638,655
     Receivable for Fund shares sold                                                  14,000,000
     Dividends and interest receivable                                                 2,763,765
     Foreign taxes receivable                                                            468,032
     Receivable for open forward foreign currency contracts (Note 2)                     425,416
     Receivable for expenses reimbursed by Manager (Note 3)                              165,106
                                                                              ------------------

        Total assets                                                               1,884,156,728
                                                                              ------------------

LIABILITIES:
     Payable for investments purchased                                                   313,255
     Payable upon return of securities loaned (Note 2)                               211,014,090
     Payable for Fund shares repurchased                                               1,988,000
     Payable to affiliate for (Note 3):
        Management fee                                                                   839,196
        Shareholder service fee                                                          209,799
        Trustees fee                                                                       4,034
     Payable for open forward foreign currency contracts (Note 2)                      2,599,483
     Payable for variation margin on open futures contracts (Note 2)                     491,991
     Accrued expenses                                                                    370,083
                                                                              ------------------

        Total liabilities                                                            217,829,931
                                                                              ------------------
NET ASSETS                                                                    $    1,666,326,797
                                                                              ==================
NET ASSETS CONSIST OF:
     Paid-in capital                                                          $    1,300,738,670
     Accumulated undistributed net investment income                                  10,894,926
     Accumulated net realized gain                                                   121,911,096
     Net unrealized appreciation                                                     232,782,105
                                                                              ------------------
                                                                              $    1,666,326,797
                                                                              ==================
NET ASSETS ATTRIBUTABLE TO:
     Class III shares                                                         $    1,666,326,797
                                                                              ==================

SHARES OUTSTANDING:
     Class III                                                                       102,539,658
                                                                              ==================

NET ASSET VALUE PER SHARE:
     Class III                                                                $            16.25
                                                                              ==================

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
     Dividends (net of withholding taxes of $2,755,859)                       $       26,798,345
     Interest (including securities lending income of $948,364)                        1,538,226
                                                                              ------------------

           Total income                                                               28,336,571
                                                                              ------------------

EXPENSES:
     Management fee (Note 3)                                                           5,245,619
     Shareholder service fee (Note 3) - Class III                                      1,311,404
     Custodian fees                                                                      778,412
     Transfer agent fees                                                                  16,836
     Audit and tax fees                                                                   29,623
     Legal fees                                                                           23,552
     Trustees fees and related expenses (Note 3)                                          10,908
     Registration fees                                                                     6,256
     Miscellaneous                                                                         8,741
                                                                              ------------------
        Total expenses                                                                 7,431,351
     Fees and expenses reimbursed by Manager (Note 3)                                   (863,420)
                                                                              ------------------
        Net expenses                                                                   6,567,931
                                                                              ------------------

           Net investment income                                                      21,768,640
                                                                              ------------------

REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) on:
        Investments (net of CPMF tax of $1,345) (Note 2)                             121,833,483
        Closed futures contracts                                                       3,291,310
        Foreign currency, forward contracts and foreign currency related
           transactions                                                               (2,933,166)
                                                                              ------------------

           Net realized gain                                                         122,191,627
                                                                              ------------------

     Change in net unrealized appreciation (depreciation) on:
        Investments                                                                 (170,577,706)
        Open futures contracts                                                        (8,739,855)
        Foreign currency, forward contracts and foreign currency related
           transactions                                                                 (500,444)
                                                                              ------------------

           Net unrealized loss                                                      (179,818,005)
                                                                              ------------------

        Net realized and unrealized loss                                             (57,626,378)
                                                                              ------------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $      (35,857,738)
                                                                              ==================

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                               SIX MONTHS ENDED
                                                                AUGUST 31, 2004       YEAR ENDED
                                                                  (UNAUDITED)      FEBRUARY 29, 2004
                                                               -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                       $      21,768,640   $      16,709,887
   Net realized gain                                                 122,191,627         118,398,318
   Change in net unrealized appreciation
    (depreciation)                                                  (179,818,005)        482,847,394
                                                               -----------------   -----------------
   Net increase (decrease) in net assets from
    operations                                                       (35,857,738)        617,955,599
                                                               -----------------   -----------------

Distributions to shareholders from:
   Net investment income
      Class III                                                       (5,762,802)        (16,459,478)
   Net realized gains
      Class III                                                      (60,980,918)        (30,034,700)
                                                               -----------------   -----------------

                                                                     (66,743,720)        (46,494,178)
                                                               -----------------   -----------------
   Net share transactions (Note 6):
      Class III                                                      172,064,253         481,259,656
   Purchase premiums and redemption fees (Notes 2 and 6):
      Class III                                                        4,399,917           3,094,754
                                                               -----------------   -----------------

   Total increase in net assets resulting from net
    share transactions and net purchase premiums and
    redemption fees                                                  176,464,170         484,354,410
                                                               -----------------   -----------------

      Total increase in net assets                                    73,862,712       1,055,815,831

NET ASSETS:
   Beginning of period                                             1,592,464,085         536,648,254
                                                               -----------------   -----------------
   End of period (including accumulated
    undistributed net investment income of $10,894,926 and
    distributions in excess of net investment income of
    $5,110,912, respectively)                                  $   1,666,326,797   $   1,592,464,085
                                                               =================   =================

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                            SIX MONTHS ENDED                                YEAR ENDED FEBRUARY 28/29,
                             AUGUST 31, 2004      -------------------------------------------------------------------------------
                              (UNAUDITED)            2004             2003             2002             2001             2000
                            ----------------      -----------      -----------      -----------      -----------      -----------

NET ASSET VALUE,
  BEGINNING OF PERIOD         $     17.09         $      9.50      $     10.44      $     11.68      $     11.54      $     11.02
                              -----------         -----------      -----------      -----------      -----------      -----------

Income from investment
  operations:
    Net investment income            0.22                0.20             0.15             0.22             0.23             0.25
    Net realized and
      unrealized gain
      (loss)                        (0.42)               7.94            (0.80)           (1.11)            1.02             0.83
                              -----------         -----------      -----------      -----------      -----------      -----------

        Total from
          investment
          operations                (0.20)               8.14            (0.65)           (0.89)            1.25             1.08
                              -----------         -----------      -----------      -----------      -----------      -----------

Less distributions to
  shareholders:
    From net investment
      income                        (0.06)              (0.20)           (0.29)           (0.35)           (0.25)           (0.15)
    From net realized gains         (0.58)              (0.35)              --            (0.00)(a)        (0.86)           (0.41)
                              -----------         -----------      -----------      -----------      -----------      -----------

        Total distributions         (0.64)              (0.55)           (0.29)           (0.35)           (1.11)           (0.56)
                              -----------         -----------      -----------      -----------      -----------      -----------
NET ASSET VALUE, END OF
  PERIOD                      $     16.25         $     17.09      $      9.50      $     10.44      $     11.68      $     11.54
                              ===========         ===========      ===========      ===========      ===========      ===========
TOTAL RETURN (b)                    (1.28)%**(c)        86.62%(c)        (6.30)%(c)       (7.57)%(c)       11.09%(c)         9.62%

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of
      period (000's)         $  1,666,327        $  1,592,464     $    536,648     $    253,612      $   187,093      $   173,362
    Net expenses to
      average daily net
      assets                         0.75%*              0.75%            0.75%            0.75%            0.75%            0.75%
    Net investment income
      to average daily net
      assets                         1.26%(d)**          1.60%            1.65%            2.02%            2.05%            2.19%
    Portfolio turnover rate            33%**               46%              44%              34%              60%              55%
    Fees and expenses
      reimbursed by the
      Manager to average
      daily net assets:              0.10%*              0.13%            0.17%            0.22%            0.22%            0.24%
    Purchase premiums and
      redemption fees
      consisted of the
      following per share
      amounts: (e)            $      0.04         $      0.04      $      0.06      $      0.05      $      0.04               --

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS -- (CONTINUED)
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

(a) The distribution from net realized gains was less than $0.01 per share.
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(c) Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(d) The ratio for the six months ended August 31, 2004, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.
(e) Effective March 1, 2000, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies which require the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change. Amounts calculated using average shares outstanding throughout the period.
*   Annualized.
**  Not annualized.

               See accompanying notes to the financial statements.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (UNAUDITED)

1.   ORGANIZATION

     GMO International Small Companies Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in equity securities of non-U.S. issuers. The Fund's benchmark is the S&P/Citigroup Extended Market Index ("EMI") World ex-U.S. Index.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. The values of securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund's investments will be valued at "fair value", as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect that security's value. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after the close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments, and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 2004.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See the Schedule of Investments for all open futures contracts as of August 31, 2004.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. As of August 31, 2004, there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. As of August 31, 2004, there were no open purchased option contracts.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2004, there were no open swap agreements.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. As of August 31, 2004, the Fund had loaned securities having a market value of $198,010,825 collateralized by cash in the amount of $211,014,090, which was invested in a short-term instrument.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. The Fund is subject to a Contribuicao Provisoria sobre Movimentacoes Financiera ("CPMF") tax which is applied to foreign exchange transactions representing capital inflows or outflows to the Brazilian market. The CPMF tax has been included in the net realized gain on investments throughout the period. The Fund has incurred $1,345 related to the CPMF tax which is included in net realized gain in the Statement of Operations.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases and fee on redemption of Fund shares is 0.60% of the amount invested or redeemed. If the Manager determines that any portion of a cash purchase or redemption fee is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2004 and the year ended February 29, 2004, the

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     Fund received $2,337,085 and $2,843,007 in purchase premiums and $2,062,832 and $251,747 in redemption fees, respectively. There is no premium for reinvested distributions.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of 0.60% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

     GMO has entered into a binding agreement effective until at least June 30, 2005 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.60% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2004 was $6,676. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2004, aggregated $647,770,563 and $539,642,170, respectively.

5.   RELATED PARTIES

     At August 31, 2004, 1.2% of the Fund was held by twenty-three related parties comprised of certain GMO employee accounts.

     As of August 31, 2004, greater than 10% of the Fund's shares were held by accounts for which the Manager has investment discretion.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

6.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                 SIX MONTHS ENDED
                                                  AUGUST 31, 2004                   YEAR ENDED
                                                    (UNAUDITED)                 FEBRUARY 29, 2004
                                            ----------------------------  -----------------------------
                                               SHARES        AMOUNT          SHARES         AMOUNT
                                            ------------  --------------  ------------  ---------------
     Class III:
     Shares sold                              30,809,431  $  525,979,711    48,778,681  $   652,897,839
     Shares issued to shareholders in
        reinvestment of distributions          3,645,345      60,658,538     2,591,610       38,966,515
     Shares repurchased                      (25,083,051)   (414,573,996)  (14,670,843)    (210,604,698)
     Purchase premiums and redemption fees            --       4,399,917            --        3,094,754
                                            ------------  --------------  ------------  ---------------
     Net increase                              9,371,725  $  176,464,170    36,699,448  $   484,354,410
                                            ============  ==============  ============  ===============

7.   SUBSEQUENT EVENT

     Effective October 5, 2004, GMO Trust appointed a Chief Compliance Officer and adopted a compliance plan in accordance with Rule 38a-1 under the Investment Company Act of 1940, as amended.

GMO INTERNATIONAL SMALL COMPANIES FUND
(A SERIES OF GMO TRUST)

FUND EXPENSES
AUGUST 31, 2004 (UNAUDITED)

     The Fund incurs ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees and other expenses. The following table, assuming a $1,000 investment in a class of shares, discloses the ending account value and operating expenses incurred for the six months ended August 31, 2004, based on, (1) the class's actual return and actual expenses, and (2) a hypothetical annualized 5% return and the class's actual expenses:

     Class III

                                                  OPERATING
                          BEGINNING     ENDING     EXPENSE
                            VALUE       VALUE     INCURRED*
     ------------------------------------------------------
     1) Actual           $  1,000.00  $   987.20   $  3.76
     2) Hypothetical        1,000.00    1,021.42      3.82

     *Expenses are calculated using the Class III annualized expense ratio for the six months ended August 31, 2004 of 0.75%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     You can estimate expenses incurred for the six months ended August 31, 2004 on your investment in a particular class of shares by dividing your investment value at August 31, 2004 by $1,000 and then multiplying that result by the operating expenses of the class owned as calculated above. You can also use this information to compare ongoing expenses of investing in the Fund with those of other mutual funds.

GMO ALPHA ONLY FUND
(FORMERLY GMO GLOBAL HEDGED EQUITY FUND)
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2004

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

Beginning January 29, 2005, the Fund will be filing its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission's website at www.sec.gov. When filed, the Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund's website at www.gmo.com.

GMO ALPHA ONLY FUND (FORMERLY GMO GLOBAL HEDGED EQUITY FUND)
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- TABULAR HOLDINGS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     DESCRIPTION                                                                    % OF NET ASSETS
     ------------------------------------------------------------------------------------------------
     Italy                                                                                       0.0%
     United States                                                                              90.0
     Forward Currency Contracts                                                                 (0.1)
     Futures                                                                                     1.4
     Short Term Investments and Other Assets and Liabilities (net)                               8.7
                                                                                    -----------------
                                                                                               100.0%
                                                                                    =================

               See accompanying notes to the financial statements.

GMO ALPHA ONLY FUND (FORMERLY GMO GLOBAL HEDGED EQUITY FUND)
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

      SHARES
  PAR VALUE ($)      DESCRIPTION                                                       VALUE ($)
-------------------------------------------------------------------------------------------------
                     MUTUAL FUNDS -- 90.0%

                     UNITED STATES -- 90.0%
          588,174    GMO Emerging Markets Fund, Class III                               8,687,336
          557,610    GMO International Growth Fund, Class III                          12,758,117
          648,846    GMO International Intrinsic Value Fund, Class III                 15,994,043
          259,674    GMO International Small Companies Fund, Class III                  4,219,706
          296,995    GMO Real Estate Fund, Class III                                    4,594,515
        1,739,593    GMO U.S. Core Fund, Class III                                     22,632,101
          664,294    GMO U.S. Quality Equity Fund, Class III                           12,933,797
                                                                                  ---------------
                                                                                       81,819,615
                                                                                  ---------------

                     TOTAL MUTUAL FUNDS (COST $71,717,660)                             81,819,615
                                                                                  ---------------

                     COMMON STOCKS -- 0.0%

                     ITALY -- 0.0%
           12,500    Grassetto SPA *(a) (b)                                                   152
                                                                                  ---------------

                     TOTAL COMMON STOCKS (COST $7,040)                                        152
                                                                                  ---------------

                     SHORT-TERM INVESTMENTS -- 10.0%

                     CASH EQUIVALENTS -- 5.1%
        4,600,000    Societe Generale GC Time Deposit, 1.57%, due 09/01/04              4,600,000
                                                                                  ---------------

                     U.S. GOVERNMENT -- 4.9%
        4,500,000    U.S. Treasury Bill, 0.96%, due 9/23/04 (c) (d)                     4,497,300
                                                                                  ---------------

                     TOTAL SHORT-TERM INVESTMENTS (COST $9,097,300)                     9,097,300
                                                                                  ---------------

                     TOTAL INVESTMENTS -- 100.0%
                     (Cost $80,822,000)                                                90,917,067

                     Other Assets and Liabilities (net) -- 0.0%                           (59,246)
                                                                                  ---------------

                     TOTAL NET ASSETS -- 100.0%                                   $    90,857,821
                                                                                  ===============

               See accompanying notes to the financial statements.

GMO ALPHA ONLY FUND (FORMERLY GMO GLOBAL HEDGED EQUITY FUND)
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

                     NOTES TO SCHEDULE OF INVESTMENTS:

                     *   Non-income producing security.
                     (a) Bankrupt issuer.
                     (b) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 2).
                     (c) All or a portion of this security has been segregated
                         to cover margin requirements on open financial futures contracts (Note 2).
                     (d) Rate shown represents yield to maturity.

                     CURRENCY ABBREVIATIONS:

                     AUD - Australian Dollar
                     CHF - Swiss Franc
                     DKK - Danish Krone
                     EUR - Euro
                     GBP - British Pound
                     HKD - Hong Kong Dollar
                     JPY - Japanese Yen
                     NOK - Norwegian Krone
                     NZD - New Zealand Dollar
                     SEK - Swedish Krona
                     SGD - Singapore Dollar

               See accompanying notes to the financial statements.

GMO ALPHA ONLY FUND (FORMERLY GMO GLOBAL HEDGED EQUITY FUND)
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     At August 31, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                               GROSS UNREALIZED         GROSS UNREALIZED         NET UNREALIZED
       AGGREGATE COST            APPRECIATION             DEPRECIATION            APPRECIATION
     -------------------     --------------------     --------------------     ------------------
        $  81,255,815            $  9,675,610              $  (14,358)            $  9,661,252

     At February 29, 2004, GMO Alpha Only Fund (formerly GMO Global Hedged Equity Fund) (the "Fund") had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Internal Revenue Code of $1,571,235, $523,745 and $6,598,186 expiring in 2006, 2007 and 2012, respectively. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Internal Revenue Code related to share ownership activity. At February 29, 2004, the Fund had elected to defer to March 1, 2004 post-October capital and currency losses of $3,253,391 and $2,236,670, respectively.

     A summary of outstanding financial instruments at August 31, 2004 is as follows:

     FORWARD CURRENCY CONTRACTS

                                                                            NET UNREALIZED
     SETTLEMENT                                                              APPRECIATION
        DATE         DELIVER       UNITS OF CURRENCY          VALUE         (DEPRECIATION)
     ----------     ---------     -------------------     -------------     --------------
       Sales

      11/26/04         AUD                  2,574,782     $   1,802,736     $       (6,310)
      11/26/04         CHF                  3,467,201         2,741,965            (12,788)
      11/26/04         DKK                  1,823,271           297,617             (2,199)
      11/26/04         EUR                  9,981,515        12,120,878            (71,144)
      11/26/04         GBP                  5,279,166         9,428,603            (38,825)
      11/26/04         HKD                  4,419,614           567,904                144
      11/26/04         JPY                947,844,153         8,673,293             16,544
      11/26/04         NOK                  1,490,424           215,678              1,653
      11/26/04         NZD                    311,539           202,219             (1,055)
      11/26/04         SEK                  6,665,390           886,477             (8,643)
      11/26/04         SGD                    519,739           303,860                134
                                                                            --------------
                                                                            $     (122,489)
                                                                            ==============

               See accompanying notes to the financial statements.

GMO ALPHA ONLY FUND (FORMERLY GMO GLOBAL HEDGED EQUITY FUND)
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     FUTURES CONTRACTS

                                                                                NET UNREALIZED
        NUMBER OF                                                 CONTRACT       APPRECIATION
        CONTRACTS            TYPE          EXPIRATION DATE         VALUE        (DEPRECIATION)
     ---------------    --------------    -----------------    -------------    --------------
          Sales

            96              CAC 40          September 2004     $   4,208,827    $       31,776
            26               DAX            September 2004         2,997,841           128,909
           146             FTSE 100         September 2004        11,750,813           (57,944)
            10            HANG SENG         September 2004           821,672            (2,115)
            17             IBEX 35          September 2004         1,629,152           (28,618)
            10              MIB30           September 2004         1,647,886            37,967
           120               OMX            September 2004         1,095,938               (69)
            37             SPI 200          September 2004         2,316,207           (50,341)
           161             S&P 500          September 2004        44,440,025           998,659
           105            TSE TOPIX         September 2004        10,811,426           192,446
                                                                                --------------
                                                                                $    1,250,670
                                                                                ==============

     At August 31, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

               See accompanying notes to the financial statements.

GMO ALPHA ONLY FUND (FORMERLY GMO GLOBAL HEDGED EQUITY FUND)
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2004 (UNAUDITED)

ASSETS:
     Investments in affiliated issuers, at value (cost $71,717,660) (Notes 2 and 7)    $  81,819,615
     Investments in unaffiliated issuers, at value (cost $9,104,340)(Note 2)               9,097,452
     Cash                                                                                     73,558
     Foreign currency, at value (cost $165) (Note 2)                                             597
     Receivable for open forward foreign currency contracts (Note 2)                          18,475
     Receivable for variation margin on open futures contracts (Note 2)                       30,213
     Receivable for expenses reimbursed by Manager (Note 3)                                   47,748
                                                                                       -------------

         Total assets                                                                     91,087,658
                                                                                       -------------

LIABILITIES:
     Payable to affiliate for (Note 3):
         Management fee                                                                       38,262
         Shareholder service fee                                                              11,479
         Trustees fee                                                                            131
     Payable for open forward foreign currency contracts (Note 2)                            140,964
     Accrued expenses                                                                         39,001
                                                                                       -------------

         Total liabilities                                                                   229,837
                                                                                       -------------
NET ASSETS                                                                             $  90,857,821
                                                                                       =============

NET ASSETS CONSIST OF:
     Paid-in capital                                                                   $  92,607,857
     Accumulated undistributed net investment loss                                          (342,005)
     Accumulated net realized loss                                                       (12,631,711)
     Net unrealized appreciation                                                          11,223,680
                                                                                       -------------
                                                                                       $  90,857,821
                                                                                       =============

NET ASSETS ATTRIBUTABLE TO:
     Class III shares                                                                  $  90,857,821
                                                                                       =============

SHARES OUTSTANDING:
     Class III                                                                             9,067,166
                                                                                       =============
NET ASSET VALUE PER SHARE:

               See accompanying notes to the financial statements.

GMO ALPHA ONLY FUND (FORMERLY GMO GLOBAL HEDGED EQUITY FUND)
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2004 (UNAUDITED)

     Class III                                                                         $       10.02
                                                                                       =============

               See accompanying notes to the financial statements.

GMO ALPHA ONLY FUND (FORMERLY GMO GLOBAL HEDGED EQUITY FUND)
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
     Dividends from affiliated issuers (Note 7)                                        $     429,446
     Interest                                                                                 52,707
                                                                                       -------------

         Total income                                                                        482,153
                                                                                       -------------

EXPENSES:
     Management fee (Note 3)                                                                 214,063
     Shareholder service fee (Note 3) - Class III                                             64,219
     Custodian fees                                                                           41,584
     Transfer agent fees                                                                      15,272
     Audit and tax fees                                                                       15,548
     Legal fees                                                                                1,104
     Trustees fees and related expenses (Note 3)                                                 620
     Registration fees                                                                         1,932
     Miscellaneous                                                                               368
                                                                                       -------------
         Total expenses                                                                      354,710
     Fees and expenses reimbursed by Manager (Note 3)                                        (34,224)
     Indirectly incurred fees waived or borne by Manager (Note 3)                           (178,053)
     Shareholder service fee waived (Note 3) - Class III                                     (57,097)
                                                                                       -------------
         Net expenses                                                                         85,336
                                                                                       -------------

             Net investment income                                                           396,817
                                                                                       -------------

REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) on:
         Investments in affiliated issuers                                                 1,912,141
         Realized gains distributions from affiliated issuers (Note 7)                       580,199
         Closed futures contracts                                                         (3,548,351)
         Foreign currency, forward contracts and foreign currency related
           transactions                                                                   (1,022,730)
                                                                                       -------------

             Net realized loss                                                            (2,078,741)
                                                                                       -------------

     Change in net unrealized appreciation (depreciation) on:
         Investments                                                                      (3,895,379)
         Open futures contracts                                                            4,528,442
         Foreign currency, forward contracts and foreign currency related
           transactions                                                                    1,385,537
                                                                                       -------------

             Net unrealized gain                                                           2,018,600
                                                                                       -------------

         Net realized and unrealized loss                                                    (60,141)
                                                                                       -------------

               See accompanying notes to the financial statements.

GMO ALPHA ONLY FUND (FORMERLY GMO GLOBAL HEDGED EQUITY FUND)
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $     336,676
                                                                                       =============

               See accompanying notes to the financial statements.

GMO ALPHA ONLY FUND (FORMERLY GMO GLOBAL HEDGED EQUITY FUND)
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED
                                                               AUGUST 31, 2004      YEAR ENDED
                                                                 (UNAUDITED)     FEBRUARY 29,2004
                                                              ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
     Net investment income                                    $        396,817   $        811,481
     Net realized loss                                              (2,078,741)        (8,452,936)
     Change in net unrealized appreciation (depreciation)            2,018,600          9,566,735
                                                              ----------------   ----------------
     Net increase in net assets from operations                        336,676          1,925,280
                                                              ----------------   ----------------
     Net share transactions (Note 6):
         Class III                                                  15,660,010         46,535,284
     Purchase premiums and redemption fees (Notes 2 and 6):
         Class III                                                      20,587             50,819
                                                              ----------------   ----------------
Total increase in net assets resulting from net share
       transactions and net purchase premiums and
       redemption fees                                              15,680,597         46,586,103
                                                              ----------------   ----------------
         Total increase in net assets                               16,017,273         48,511,383
NET ASSETS:
     Beginning of period                                            74,840,548         26,329,165
                                                              ----------------   ----------------
     End of period (including accumulated
       undistributed net investment loss of
       $342,005 and distributions in excess of net
       investment income of $738,822, respectively)           $     90,857,821   $     74,840,548
                                                              ================   ================

               See accompanying notes to the financial statements.

GMO ALPHA ONLY FUND (FORMERLY GMO GLOBAL HEDGED EQUITY FUND)
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       SIX MONTHS ENDED                           YEAR ENDED FEBRUARY 28/29,
                                        AUGUST 31, 2004      ---------------------------------------------------------------------
                                          (UNAUDITED)           2004          2003           2002           2001           2000
                                       ----------------      ----------    ----------     ----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF
  PERIOD                               $           9.99      $     9.63    $     9.23     $     8.73     $     7.72     $     7.59
                                       ----------------      ----------    ----------     ----------     ----------     ----------
Income from investment
operations:
   Net investment income (a)                       0.05+           0.17+         0.20+          0.17+          0.15           0.16
   Net realized and unrealized gain               (0.02)           0.19          0.49           0.96           1.68           0.20
                                       ----------------      ----------    ----------     ----------     ----------     ----------
      Total from investment
        operations                                 0.03            0.36          0.69           1.13           1.83           0.36
                                       ----------------      ----------    ----------     ----------     ----------     ----------
Less distributions to shareholders:
   From net investment income                        --              --         (0.29)         (0.63)         (0.82)         (0.23)
                                       ----------------      ----------    ----------     ----------     ----------     ----------
      Total distributions                            --              --         (0.29)         (0.63)         (0.82)         (0.23)
                                       ----------------      ----------    ----------     ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD
                                       $          10.02      $     9.99    $     9.63     $     9.23     $     8.73     $     7.72
                                       ================      ==========    ==========     ==========     ==========     ==========
TOTAL RETURN (b)                                   0.30%**         3.74%         7.61%         13.32%         24.84%          4.74%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)   $         90,858      $   74,841    $   26,329     $   16,628     $   56,499     $   46,718
   Net expenses to average daily
     net assets (c)                                0.20%*          0.26%         0.64%          0.37%          0.25%          0.21%
   Net investment income to
     average daily net assets (a)                  0.93%*          1.72%         2.06%          1.88%          1.80%          1.89%
   Portfolio turnover rate                           17%**           11%          111%            22%            15%            13%
   Fees and expenses reimbursed
     by the Manager to average
     daily net assets:                             0.63%*          0.72%         0.94%          0.78%          0.64%          0.54%
   Purchase and redemption fees
     consisted of the following
     per share amounts: +              $           0.00(d)+  $     0.01+           --             --             --             --

(a) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(c) Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 3.
(d) Purchase premiums and redemption fees were less than $0.01 per share.
+   Computed using average shares outstanding throughout the period.
*   Annualized.
**  Not annualized.

               See accompanying notes to the financial statements.

GMO ALPHA ONLY FUND (FORMERLY GMO GLOBAL HEDGED EQUITY FUND)
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (UNAUDITED)

1.   ORGANIZATION

     GMO Alpha Only Fund (the "Fund") (formerly GMO Global Hedged Equity Fund) is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund operates as a "fund-of-funds" in that, pursuant to management provided by the Manager, it makes investments in other funds of the Trust ("underlying funds"). The Fund seeks high total return consistent with minimal exposure to general equity market risk. The Fund will pursue its objective by investing in Class III shares of domestic equity, international equity, and fixed income funds of the Trust. The Fund's benchmark is the Citigroup 3-Month Treasury Bill Index. The financial statements of the underlying funds should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request by calling (617) 346-7646 or by visiting GMO's website at www.gmo.com.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. The values of securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of other funds of the Trust ("underlying funds") and other mutual funds are valued at their net asset value as reported on each business day. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund's investments will be valued at "fair value", as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect its value. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those

GMO ALPHA ONLY FUND (FORMERLY GMO GLOBAL HEDGED EQUITY FUND)
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 2004.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund

GMO ALPHA ONLY FUND (FORMERLY GMO GLOBAL HEDGED EQUITY FUND)
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See the Schedule of Investments for all open futures contracts as of August 31, 2004.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. As of August 31, 2004, there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. As of August 31, 2004, there were no open purchased option contracts.

GMO ALPHA ONLY FUND (FORMERLY GMO GLOBAL HEDGED EQUITY FUND)
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2004, there were no open swap agreements.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

GMO ALPHA ONLY FUND (FORMERLY GMO GLOBAL HEDGED EQUITY FUND)
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non cash dividends, if any, are recorded at the fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund will also incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     Effective June 30, 2003, the Fund began to charge purchase and redemption fees on Fund shares. The Fund's purchase premium and redemption fee is approximately equal to the weighted average of the purchase premiums and redemption fees, if any, of the underlying funds in which the Fund was invested as of June 30, 2004. The level of purchase premium and redemption fee for the Fund will be adjusted approximately annually to account for changes in the Fund's investments (i.e. changes in the percentage of Fund assets allocated to each underlying fund). The premiums on cash purchases and fees on redemption of Fund shares are each 0.11% of the amount invested or redeemed. The redemption fee is only applicable to shares purchased on or after June 30, 2003 and is subject to adjustment based upon purchase premiums and redemption fees of the underlying Funds in which it invests and the estimated transaction costs of investing directly in securities. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. For the six months ended August 31, 2004 and the year ended February 29, 2004, the Fund received $20,267 and $50,819 in purchase premiums and $320 and $0 in redemption fees, respectively. There is no premium for reinvested distributions.

GMO ALPHA ONLY FUND (FORMERLY GMO GLOBAL HEDGED EQUITY FUND)
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     INVESTMENT RISK
     The Fund is subject to the investment risk associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of 0.50% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares. Like the management fee (as described below), the Fund's shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in shares of the underlying funds.

     GMO has entered into a binding agreement effective until at least June 30, 2005 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, custody fees, and the following expenses: fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes (collectively, "fund expenses")) plus the amount of fees and expenses, excluding shareholder service fees and fund expenses (as defined above), incurred indirectly by the Fund through investment in the underlying funds, exceed 0.50% of the Fund's average daily net assets. Because GMO will not reimburse expenses incurred indirectly by the Fund to the extent they exceed 0.50% of the Fund's average daily net assets, and because the amount of fees and expenses incurred indirectly by the Fund will vary, the operating expenses (excluding shareholder service fees and fund expenses (as defined above)) and investment-related expenses incurred indirectly by the Fund through its investment in the underlying funds may exceed 0.50% of the Fund's average daily net assets.

GMO ALPHA ONLY FUND (FORMERLY GMO GLOBAL HEDGED EQUITY FUND)
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     The Fund incurs fees and expenses indirectly as a shareholder in the underlying funds. For the six months ended August 31, 2004, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

                          INDIRECT OPERATING                      INDIRECT INVESTMENT-RELATED
                         EXPENSES (EXCLUDING                     EXPENSES (INCLUDING, BUT NOT
                           MANAGEMENT FEES,                      LIMITED TO, INTEREST EXPENSE,
                       SHAREHOLDER SERVICE FEES     INDIRECT      FOREIGN AUDIT EXPENSE, AND      TOTAL
       INDIRECT NET     AND INVESTMENT-RELATED     SHAREHOLDER      INVESTMENT-RELATED LEGAL     INDIRECT
     MANAGEMENT FEES          EXPENSES)           SERVICE FEES              EXPENSE)             EXPENSES
     ----------------------------------------------------------------------------------------------------
          0.377%                0.054%               0.133%             LESS THAN 0.001%          0.564%

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2004 was $344. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASE AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2004 aggregated $29,515,241 and $12,655,596, respectively.

5.   PRINCIPAL SHAREHOLDERS AND RELATED PARTIES

     At August 31, 2004, 85.7% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the outstanding shares of the fund. One of the shareholders is another fund of GMO Trust. Investment activities of these shareholders may have a material effect on the Fund. At August 31, 2004, 1.8% of the Fund was held by five related parties comprised of certain GMO employee accounts.

     As of August 31, 2004, substantially all of the Fund's shares were held by accounts for which the Manager has investment discretion.

GMO ALPHA ONLY FUND (FORMERLY GMO GLOBAL HEDGED EQUITY FUND)
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

6.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                    SIX MONTHS ENDED
                                                    AUGUST 31, 2004                      YEAR ENDED
                                                       (UNAUDITED)                    FEBRUARY 29, 2004
                                             ------------------------------    ------------------------------
                                                 SHARES           AMOUNT           SHARES           AMOUNT
                                             -------------    -------------    -------------    -------------
     Class III:
     Shares sold                                 1,832,461    $  18,217,445        6,051,869    $  59,087,158
     Shares issued to shareholders in
        reinvestment of distributions                   --               --               --               --
     Shares repurchased                           (259,568)      (2,557,435)      (1,291,067)     (12,551,874)
     Purchase premiums and redemption fees              --           20,587               --           50,819
                                             -------------    -------------    -------------    -------------
     Net increase                                1,572,893    $  15,680,597        4,760,802    $  46,586,103
                                             =============    =============    =============    =============

GMO ALPHA ONLY FUND (FORMERLY GMO GLOBAL HEDGED EQUITY FUND)
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

7.   INVESTMENTS IN AFFILIATED ISSUERS

     A summary of the Fund's transactions in the securities of these issuers during the six months ended August 31, 2004, is set forth below:

                                     VALUE,                                                     REALIZED
                                  BEGINNING OF                       SALES        DIVIDEND        GAIN         VALUE, END
     AFFILIATE                       PERIOD        PURCHASES        PROCEEDS       INCOME     DISTRIBUTIONS    OF PERIOD
     ---------------------------------------------------------------------------------------------------------------------
     GMO Emerging Markets        $   6,618,501   $   2,439,003   $          --   $   38,454   $         549   $  8,687,336
     Fund, Class III
     GMO International Growth
     Fund, Class III                10,798,156       2,304,286              --       49,041         105,244     12,758,117
     GMO International
     Intrinsic Value Fund,
     Class III                      13,345,605       2,380,703              --       80,703              --     15,994,043
     GMO International Small
     Companies Fund, Class III       3,355,286       1,040,197              --       12,104         128,092      4,219,706
     GMO Real Estate Fund,
     Class III                       2,639,124       1,640,451              --       40,451              --      4,594,515
     GMO Small Cap Value
     Fund, Class III                 1,593,583       1,555,325       2,705,596        9,012         346,314             --
     GMO U.S. Core Fund,
     Class III                      28,592,950       5,214,009       9,950,000      183,600              --     22,632,101
     GMO U.S. Quality Equity
     Fund, Class III                        --      12,941,267              --       16,081              --     12,933,797
                                 -------------   -------------   -------------   ----------   -------------   ------------
     Totals                      $  66,943,205   $  29,515,241   $  12,655,596   $  429,446   $    580,199    $ 81,819,615
                                 =============   =============   =============   ==========   =============   ============

8.   SUBSEQUENT EVENT

     Effective October 5, 2004, GMO Trust appointed a Chief Compliance Officer and adopted a compliance plan in accordance with Rule 38a-1 under the Investment Company Act of 1940, as amended.

GMO ALPHA ONLY FUND (FORMERLY GMO GLOBAL HEDGED EQUITY FUND)
(A SERIES OF GMO TRUST)

FUND EXPENSES
AUGUST 31, 2004 (UNAUDITED)

     The Fund incurs ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees, and other expenses. The following table, assuming a $1,000 investment in a class of shares, discloses the ending account value and operating expenses incurred for the six months ended August 31, 2004, based on, (1) the class's actual return and actual expenses, and (2) a hypothetical annualized 5% return and the class's actual expense:

     Class III

                                                     OPERATING
                          BEGINNING      ENDING       EXPENSE
                            VALUE         VALUE      INCURRED *
     ----------------------------------------------------------
     1) Actual           $  1,000.00   $  1,003.00   $     3.84
     2) Hypothetical        1,000.00      1,021.37         3.87

     *Expenses are calculated using the Class III annualized expense ratio for the six months ended August 31, 2004 of 0.76%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     You can estimate expenses incurred for the six months ended August 31, 2004 on your investment in a particular class of shares by dividing your investment value at August 31, 2004 by $1,000 and then multiplying that result by the operating expenses of the class owned as calculated above. You can also use this information to compare ongoing expenses of investing in the Fund with those of other mutual funds.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2004

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- TABULAR HOLDINGS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

DESCRIPTION                                                                % OF NET ASSETS
--------------------------------------------------------------------------------------------
Asset-Backed Securities                                                                 12.1%
Corporate Debt                                                                           2.2
Foreign Government Obligations                                                           1.5
U.S. Government                                                                          3.7
Mutual Funds                                                                            79.5
Put Options Purchased                                                                    0.1
Forward Currency Contracts                                                              (0.3)
Futures                                                                                 (0.2)
Swaps                                                                                    0.8
Short-Term Investments and Other Assets and Liabilities (net)                            0.6
                                                                           -----------------
                                                                                       100.0%
                                                                           =================

               See accompanying notes to the financial statements.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

          PAR VALUE    DESCRIPTION                                      VALUE ($)
-----------------------------------------------------------------------------------
                       DEBT OBLIGATIONS -- 19.5%

                       AUSTRALIA -- 1.8%

                       ASSET-BACKED SECURITIES -- 1.8%
USD        2,474,135   Medallion Trust Series 03-1G Class A,
                       Variable Rate, 3 mo. LIBOR + .19%, 1.74%,
                       due 12/21/33                                       2,476,856
                                                                      -------------

                       AUSTRIA -- 2.2%

                       CORPORATE DEBT -- 2.2%
USD        2,500,000   Bank Austria Creditanstalt, AG, Series EMTN,
                       144A, 7.25%, due 02/15/17                          2,996,250
                                                                      -------------

                       CANADA -- 1.5%

                       FOREIGN GOVERNMENT OBLIGATIONS -- 1.5%
GBP        1,000,000   Province of Quebec, 8.63%, due 11/04/11            2,114,666
                                                                      -------------

                       UNITED KINGDOM -- 10.3%

                       ASSET-BACKED SECURITIES -- 10.3%
GBP        4,000,000   RMAC Series 03-NS1A Class A2A, 144A, AMBAC,
                       Variable Rate, 3 mo. GBP LIBOR + .45%,
                       5.26%, due 06/12/35                                7,234,028

GBP        4,000,000   RMAC Series 03-NS2A Class A2A, 144A, AMBAC,
                       Variable Rate, 3 mo. GBP LIBOR + .40%,
                       5.21%, due 09/12/35                                7,213,502
                                                                      -------------
                                                                         14,447,530
                                                                      -------------

                       Total United Kingdom                              14,447,530
                                                                      -------------

               See accompanying notes to the financial statements.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

      PAR VALUE/
      PRINCIPAL
     AMOUNT/SHARES     DESCRIPTION                                      VALUE ($)
-----------------------------------------------------------------------------------
                       UNITED STATES -- 3.7%

                       U.S. GOVERNMENT -- 3.7%
USD        3,469,770   U.S. Treasury Inflation Indexed Note, 3.88%,
                       due 01/15/09 (a) (b)                               3,907,286
USD        1,127,410   U.S. Treasury Inflation Indexed Note, 4.25%,
                       due 01/15/10 (b)                                   1,309,733
                                                                      -------------
                                                                          5,217,019
                                                                      -------------

                       Total United States                                5,217,019
                                                                      -------------

                       TOTAL DEBT OBLIGATIONS (COST $24,966,859)         27,252,321
                                                                      -------------

                       PUT OPTIONS PURCHASED -- 0.1%

                       CROSS CURRENCY OPTIONS -- 0.1%
JPY    2,490,000,000   JPY Put/USD Call, Expires 11/19/2004, Strike
                       112.40                                               154,978
                                                                      -------------

                       TOTAL PUT OPTIONS PURCHASED (COST $635,366)          154,978
                                                                      -------------

                       MUTUAL FUNDS -- 79.5%

             407,383   GMO Emerging Country Debt Fund, Class III (c)      4,420,110
           4,107,853   GMO Short-Duration Collateral Fund (c)           104,092,993
              45,838   GMO Special Purpose Holding Fund (c)                 806,295
           1,824,030   Merrimac Cash Series, Premium Class                1,824,030
                                                                      -------------

                       TOTAL MUTUAL FUNDS (COST $109,217,206)           111,143,428
                                                                      -------------

                       TOTAL INVESTMENTS -- 99.1%
                       (Cost $134,819,431)                              138,550,727

                       Other Assets and Liabilities (net) -- 0.9%         1,310,015
                                                                      -------------

                       TOTAL NET ASSETS -- 100.0%                     $ 139,860,742
                                                                      =============

               See accompanying notes to the financial statements.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

               NOTES TO SCHEDULE OF INVESTMENTS:

               144A - Securities exempt from registration under rule 144A of the
                    Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

               AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation EMTN - Euromarket Medium Term Note

               Variable rates - The rates shown on Variable rate notes are the current interest rates at August 31, 2004, which are subject to change based on the terms of the security.

               (a) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts and open swap contracts (Note 2).

               (b) Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators (Note 2).

               (c)  Affiliated issuer.

               CURRENCY ABBREVIATIONS:

               AUD - Australian Dollar
               CAD - Canadian Dollar
               CHF - Swiss Franc
               EUR - Euro
               GBP - British Pound
               JPY - Japanese Yen
               NOK - Norwegian Krone
               NZD - New Zealand Dollars
               SEK - Swedish Krona
               USD - United States Dollar

     At August 31, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                                   GROSS UNREALIZED            GROSS UNREALIZED               NET UNREALIZED
      AGGREGATE COST                 APPRECIATION                DEPRECIATION                  APPRECIATION
     ---------------               ----------------            ----------------               --------------
      $ 134,915,061                   $ 4,116,054                 $ (480,388)                   $ 3,635,666

     At February 29, 2004, GMO Global Bond Fund (the "Fund") had a capital loss carryforward available to offset future capital gains, if any, to the extent permitted by the Internal Revenue Code, of $12,091,181 expiring in 2012. Utilization of the capital loss carryforward above could be subject to limitations imposed by the Internal Revenue Code related to share ownership activity. At February 29, 2004, the Fund elected to defer to March 1, 2004 post-October losses of $55,732.

               See accompanying notes to the financial statements.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     A summary of outstanding financial instruments at August 31, 2004 is as follows:

     FORWARD CURRENCY CONTRACTS

                                                                                  NET UNREALIZED
 SETTLEMENT                                                                        APPRECIATION
    DATE        DELIVER/RECEIVE       UNITS OF CURRENCY           VALUE           (DEPRECIATION)
------------   ------------------   --------------------   ------------------   ------------------
    Buys

  10/12/04            AUD                     12,300,000   $        8,650,123   $           30,783
  11/02/04            CAD                      3,400,000            2,578,257               18,325
   9/07/04            CHF                     25,700,000           20,270,790             (473,251)
   9/14/04            EUR                     27,100,000           32,929,752             (140,082)
  11/16/04            GBP                      7,800,000           13,943,369               59,369
   9/28/04            JPY                  4,160,000,000           37,951,362             (195,585)
   9/21/04            NZD                      8,500,000            5,563,849               30,453
                                                                                ------------------
                                                                                $         (669,988)
                                                                                ==================

   Sales

 10/12/04             AUD                      2,900,000   $        2,039,460   $           (8,474)
  9/07/04             CHF                      9,000,000            7,098,719               52,694
  9/14/04             EUR                      5,000,000            6,075,600               22,970
  9/28/04             JPY                    800,000,000            7,298,339                5,657
                                                                                ------------------
                                                                                $           72,847
                                                                                ==================

FORWARD CROSS CURRENCY CONTRACTS

                                                                                  NET UNREALIZED
 SETTLEMENT                                                                        APPRECIATION
    DATE            DELIVER/UNITS OF CURRENCY        RECEIVE/IN EXCHANGE FOR      (DEPRECIATION)
------------     --------------------------------   -------------------------   ------------------
  10/05/04              CHF          35,100,540      EUR           23,000,000   $          228,859
  10/12/04              NOK          29,583,750      EUR            3,500,000              (29,837)
  10/12/04              EUR           4,300,000      NOK           35,928,750              (23,692)
  11/09/04              EUR          12,000,000      SEK          110,057,860               65,561
                                                                                ------------------
                                                                                $          240,891
                                                                                ==================

               See accompanying notes to the financial statements.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     FUTURES CONTRACTS

                                                                                                  NET UNREALIZED
      NUMBER OF                                                                     CONTRACT       APPRECIATION
      CONTRACTS                  TYPE                         EXPIRATION DATE        VALUE        (DEPRECIATION)
     -----------  --------------------------------------    -------------------   ------------   ----------------
         Buys

          176     Canadian Government Bond 10 Yr.              December 2004      $ 14,637,279   $         67,602
           26     Euro BOBL                                    September 2004        3,547,485             12,033
          191     Euro Euribor 3 Month                           March 2005         56,704,576            224,488
          150     Federal Fund 30 Day                           October 2004        61,439,290              2,263
            1     Japanese Government Bond 10 Yr. (LIF)        September 2004        1,255,456                 32
            1     Swiss Federal Bond                           September 2004          100,706              2,202
            5     U.S. Long Bond                               December 2004           556,562              7,420
                                                                                                 ----------------
                                                                                                 $        316,040
                                                                                                 ================

        Sales

           50     Australian Government Bond 10 Yr.            September 2004     $  3,654,171   $        (44,181)
          101     Australian Government Bond 3 Yr.             September 2004        7,259,042            (20,132)
           16     Euro Bund                                    September 2004        2,259,097            (19,002)
          191     Euro Euribor 3 Month                           March 2006         56,272,249           (301,540)
            4     Japanese Government Bond 10 Yr.              September 2004        5,017,085            (97,304)
            8     U.S. Treasury Note 10 Yr.                    December 2004           898,500             (1,210)
           63     U.S. Treasury Note 5 Yr.                     December 2004         6,972,328            (44,867)
                                                                                                 ----------------
                                                                                                 $       (528,236)
                                                                                                 ================

     At August 31, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

               See accompanying notes to the financial statements.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     SWAP AGREEMENTS

                                                                                                                NET UNREALIZED
         NOTIONAL          EXPIRATION                                                                            APPRECIATION
          AMOUNT              DATE                                  DESCRIPTION                                 (DEPRECIATION)
     --------------       ------------  ----------------------------------------------------------------------  --------------
     INTEREST RATE SWAPS

     36,400,000 EUR          3/13/06    Agreement with Citibank N.A. dated 3/09/04 to pay the notional amount       $   50,416
                                        multiplied by 2.34% and to receive the notional amount multiplied by the 6 month Floating Rate EURIBOR.

     11,200,000 EUR           6/5/06    Agreement with Citibank N.A. dated 6/01/04 to pay the notional amount          (78,614)
                                        multiplied by 2.824% and to receive the notional amount multiplied by the 6 month Floating Rate EURIBOR.

     13,600,000 USD           6/5/06    Agreement with Citibank N.A. dated 6/01/04 to receive the notional              77,092
                                        amount multiplied by 2.9835% and to pay the notional amount multiplied by the 3 month LIBOR.

      9,800,000 CAD           6/8/06    Agreement with JP Morgan Chase Bank dated 6/08/04 to receive the                47,957
                                        notional amount multiplied by 3.41% and to pay the notional amount multiplied by the 3 month Floating Rate Canadian Dollar Offering Rate.

      9,800,000 CAD          6/10/06    Agreement with JP Morgan Chase Bank dated 6/10/04 to receive the                51,443
                                        notional amount multiplied by 3.44% and to pay the notional amount multiplied by the 3 month Floating Rate Canadian Dollar Offering Rate.

      9,800,000 CAD          6/14/06    Agreement with JP Morgan Chase Bank dated 6/14/04 to receive the                68,547
                                        notional amount multiplied by 3.5725% and to pay the notional amount multiplied by the 3 month Floating Rate Canadian Dollar Offering Rate.

      7,600,000 GBP           7/1/06    Agreement with JP Morgan Chase Bank dated 7/01/04 to pay the notional          (44,022)
                                        amount multiplied by 5.3375% and to receive the notional amount multiplied by the 6 month Floating Rate British LIBOR.

               See accompanying notes to the financial statements.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     SWAP AGREEMENTS -- CONTINUED

                                                                                                                NET UNREALIZED
         NOTIONAL          EXPIRATION                                                                            APPRECIATION
          AMOUNT              DATE                                  DESCRIPTION                                 (DEPRECIATION)
     --------------       ------------  ----------------------------------------------------------------------  --------------
     13,800,000 USD           7/6/06    Agreement with JP Morgan Chase Bank dated 7/01/04 to receive the          $    109,182
                                        notional amount multiplied by 3.129% and to pay the notional amount multiplied by the 3 month LIBOR.

      8,100,000 GBP           8/4/06    Agreement with Deutsche Bank AG dated 8/04/04 to pay the notional              (67,223)
                                        amount multiplied by 5.42% and to receive the notional amount multiplied by the 6 month Floating Rate British LIBOR.

     14,800,000 USD           8/6/06    Agreement with JP Morgan Chase Bank dated 8/04/04 to receive the                87,172
                                        notional amount multiplied by 3.04% and to pay the notional amount multiplied by the 3 month LIBOR.

     25,000,000 SEK           8/30/07   Agreement with Deutsche Bank AG dated 8/26/04 to receive the notional            5,595
                                        amount multiplied by 3.6% and to pay the notional amount multiplied by the 3 month Floating Rate Swedish LIBOR.

     15,300,000 EUR           3/11/09   Agreement with Citibank N.A. dated 3/09/04 to receive the notional             (35,373)
                                        amount multiplied by 3.21% and to pay the notional amount multiplied by the 6 month Floating Rate EURIBOR.

      3,000,000 SEK           5/22/09   Agreement with Citibank N.A. dated 5/21/04 to receive the notional               4,327
                                        amount multiplied by 4.3775% and to pay the notional amount multiplied by the 3 month Floating Rate Swedish LIBOR.

     19,600,000 SEK           7/15/11   Agreement with Citibank N.A. dated 7/13/04 to receive the notional              27,062
                                        amount multiplied by 4.615% and to pay the notional amount multiplied by the 3 month Floating Rate Swedish LIBOR.

      1,800,000 CHF          10/23/13   Agreement with JP Morgan Chase Bank dated 10/21/03 to pay the notional         (28,871)
                                        amount multiplied by 3.0275% and to receive the notional amount multiplied by the 6 month Floating Rate Swiss LIBOR.

               See accompanying notes to the financial statements.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     SWAP AGREEMENTS -- CONTINUED

                                                                                                                NET UNREALIZED
         NOTIONAL          EXPIRATION                                                                            APPRECIATION
          AMOUNT              DATE                                  DESCRIPTION                                 (DEPRECIATION)
     --------------       ------------  ----------------------------------------------------------------------  --------------
      3,700,000 CHF           2/26/14   Agreement with Deutsche Bank AG dated 2/24/04 to pay the notional          $    10,450
                                        amount multiplied by 2.77% and to receive the notional amount multiplied by the 6 month Floating Rate Swiss LIBOR.

      2,800,000 CHF           4/21/14   Agreement with JP Morgan Chase Bank dated 4/19/04 to pay the notional            2,858
                                        amount multiplied by 2.81% and to receive the notional amount multiplied by the 6 month Floating Rate Swiss LIBOR.

      1,100,000 SEK           5/21/14   Agreement with Citibank N.A. dated 5/18/04 to receive the notional               3,969
                                        amount multiplied by 5.0725% and to pay the notional amount multiplied by the 3 month Floating Rate Swedish LIBOR.

     12,700,000 SEK           6/4/14    Agreement with JP Morgan Chase Bank dated 6/02/04 to receive the                49,159
                                        notional amount multiplied by 5.1% and to pay the notional amount multiplied by the 3 month Floating Rate Swedish LIBOR.

      3,100,000 EUR           6/18/14   Agreement with Citibank N.A. dated 6/18/04 to pay the notional amount         (101,193)
                                        multiplied by 4.4725% and to receive the notional amount multiplied by the 6 month Floating Rate EURIBOR.

      3,800,000 USD           6/18/14   Agreement with JP Morgan Chase Bank dated 6/16/04 to receive the               206,051
                                        notional amount multiplied by 5.229% and to pay the notional amount multiplied by the 3 month LIBOR.

      3,800,000 USD           7/19/14   Agreement with JP Morgan Chase Bank dated 7/15/04 to receive the               124,431
                                        notional amount multiplied by 4.9675% and to pay the notional amount multiplied by the 3 month LIBOR.

      5,400,000 AUD           7/21/14   Agreement with Citibank N.A. dated 7/15/04 to pay the notional amount          (52,322)
                                        multiplied by 6.1225% and to receive the notional amount multiplied by the 6 month Floating Rate Australian BBSW.

               See accompanying notes to the financial statements.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     SWAP AGREEMENTS -- CONTINUED

                                                                                                                NET UNREALIZED
         NOTIONAL          EXPIRATION                                                                            APPRECIATION
          AMOUNT              DATE                                  DESCRIPTION                                 (DEPRECIATION)
     --------------       ------------  ----------------------------------------------------------------------  --------------
      5,200,000 CAD           8/16/14   Agreement with JP Morgan Chase Bank dated 8/16/04 to receive the           $    22,026
                                        notional amount multiplied by 4.9825% and to pay the notional amount multiplied by the 3 month Floating Rate Canadian Dollar Offering Rate.

      5,400,000 AUD           8/17/14   Agreement with Deutsche Bank AG dated 8/16/04 to pay the notional              (25,249)
                                        amount multiplied by 6.0475% and to receive the notional amount multiplied by the 6 month Floating Rate Australian BBSW.

      5,300,000 USD           8/25/14   Agreement with Citibank N.A. dated 8/20/04 to receive the notional              33,807
                                        amount multiplied by 4.6525% and to pay the notional amount multiplied by the 3 month LIBOR.

      3,000,000 EUR           3/21/30   Agreement with UBS AG dated 3/17/00 to receive the notional amount             549,421
                                        multiplied by 5.895% and to pay the notional amount multiplied by the
                                        3 month Floating Rate EURIBOR.

      1,300,000 CAD           6/8/34    Agreement with JP Morgan Chase Bank dated 6/08/04 to pay the notional          (80,176)
                                        amount multiplied by 5.9775% and to receive the notional amount multiplied by the 3 month Floating Rate Canadian Dollar Offering Rate.

      2,900,000 USD           6/10/34   Agreement with Citibank N.A. dated 6/08/04 to pay the notional amount         (268,882)
                                        multiplied by 5.89% and to receive the notional amount multiplied by the 3 month LIBOR.

      1,300,000 CAD           6/10/34   Agreement with JP Morgan Chase Bank dated 6/10/04 to pay the notional          (60,116)
                                        amount multiplied by 5.96% and to receive the notional amount multiplied by the 3 month Floating Rate Canadian Dollar Offering Rate.

      1,300,000 CAD           6/14/34   Agreement with JP Morgan Chase Bank dated 6/14/04 to pay the notional          (63,038)
                                        amount multiplied by 5.98% and to receive the notional amount multiplied by the 3 month Floating Rate Canadian Dollar Offering Rate.

               See accompanying notes to the financial statements.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     SWAP AGREEMENTS -- CONTINUED

                                                                                                                NET UNREALIZED
         NOTIONAL          EXPIRATION                                                                            APPRECIATION
          AMOUNT              DATE                                  DESCRIPTION                                 (DEPRECIATION)
     --------------       ------------  ----------------------------------------------------------------------  --------------
     TOTAL RETURN SWAPS

     31,000,000 USD           7/26/05   Agreement with JP Morgan Chase Bank dated 7/01/03 to receive the           $   148,039
                                        notional amount multiplied by the return on the JP Morgan Non-U.S.
                                        Hedged Traded Total Return Government Bond Index and to pay the
                                        notional amount multiplied by the 1 month LIBOR adjusted by a specified spread.

     75,000,000 USD           9/24/05   Agreement with JP Morgan Chase Bank dated 9/02/03 to receive the               373,345
                                        notional amount multiplied by the return on the JP Morgan Non-U.S.
                                        Hedged Traded Total Return Government Bond Index Hedged in USD and to
                                        pay the notional amount multiplied by the 1 month LIBOR adjusted by a specified spread.
                                                                                                                --------------
                                                                                                                   $ 1,147,270
                                                                                                                ==============

               See accompanying notes to the financial statements.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES --  AUGUST 31, 2004 (UNAUDITED)

ASSETS:
  Investments in unaffiliated issuers, at value (cost $27,426,255) (Note 2)         $   29,231,329
  Investments in affiliated issuers, at value (cost $107,393,176) (Notes 2 and 7)      109,319,398
  Interest receivable                                                                      325,427
  Receivable for open forward foreign currency contracts (Note 2)                          514,671
  Receivable for variation margin on open futures contracts (Note 2)                        20,311
  Net receivable for open swap contracts (Note 2)                                        1,147,270
  Periodic payments from open swap agreements (Note 2)                                     272,881
  Receivable for expenses reimbursed by Manager (Note 3)                                    14,017
                                                                                    --------------

     Total assets                                                                      140,845,304
                                                                                    --------------

LIABILITIES:
  Foreign currency due to custodian                                                         28,497
  Payable to affiliate for (Note 3):
     Management fee                                                                         22,527
     Shareholder service fee                                                                17,784
     Trustees fee                                                                              290
  Payable for open forward foreign currency contracts (Note 2)                             870,921
  Accrued expenses                                                                          44,543
                                                                                    --------------

     Total liabilities                                                                     984,562
                                                                                    --------------
NET ASSETS                                                                          $  139,860,742
                                                                                    ==============

NET ASSETS CONSIST OF:
  Paid-in capital                                                                   $  145,993,384
  Accumulated undistributed net investment income                                        2,590,934
  Accumulated net realized loss                                                        (13,085,004)
  Net unrealized appreciation                                                            4,361,428
                                                                                    --------------
                                                                                    $  139,860,742
                                                                                    ==============

NET ASSETS ATTRIBUTABLE TO:
  Class III shares                                                                  $  139,860,742
                                                                                    ==============

SHARES OUTSTANDING:
  Class III                                                                             16,079,922
                                                                                    ==============

NET ASSET VALUE PER SHARE:
  Class III                                                                         $         8.70
                                                                                    ==============

               See accompanying notes to the financial statements.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
  Interest (including securities lending income of $28)                             $      876,782
  Dividends from affiliated issuers (Note 7)                                               723,590
                                                                                    --------------

     Total income                                                                        1,600,372
                                                                                    --------------

EXPENSES:
  Management fee (Note 3)                                                                  131,654
  Shareholder service fee (Note 3) - Class III                                             103,937
  Custodian and transfer agent fees                                                         38,088
  Audit and tax fees                                                                        23,920
  Legal fees                                                                                 2,576
  Trustees fees and related expenses (Note 3)                                                  943
  Registration fees                                                                          2,852
  Miscellaneous                                                                                736
                                                                                    --------------
     Total expenses                                                                        304,706
  Fees and expenses reimbursed by Manager (Note 3)                                         (67,436)
  Indirectly incurred fees waived or borne by Manager (Note 3)                              (8,528)
  Shareholder service fee waived (Note 3) - Class III                                       (3,137)
                                                                                    --------------
     Net expenses                                                                          225,605
                                                                                    --------------

       Net investment income                                                             1,374,767
                                                                                    --------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
     Investments in unaffiliated issuers                                                  (108,818)
     Investments in affiliated issuers                                                  (1,468,983)
     Realized gains distributions from affiliated issuers (Note 7)                          82,546
     Closed futures contracts                                                             (590,085)
     Closed swap contracts                                                                 414,026
     Foreign currency, forward contracts and foreign currency
       related transactions                                                                769,598
                                                                                    --------------
       Net realized loss                                                                  (901,716)
                                                                                    --------------

  Change in net unrealized appreciation (depreciation) on:
     Investments                                                                        (2,532,176)
     Open futures contracts                                                                575,741
     Open swap contracts                                                                   192,458
     Foreign currency, forward contracts and foreign currency
       related transactions                                                                918,699
                                                                                    --------------

       Net unrealized loss                                                                (845,278)
                                                                                    --------------
     Net realized and unrealized loss                                                   (1,746,994)
                                                                                    --------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $     (372,227)
                                                                                    ==============

               See accompanying notes to the financial statements.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                            SIX MONTHS ENDED
                                                             AUGUST 31, 2004      YEAR ENDED
                                                               (UNAUDITED)     FEBRUARY 29, 2004
                                                            ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
    Net investment income                                   $      1,374,767   $       2,150,798
    Net realized gain (loss)                                        (901,716)         18,177,765
    Change in net unrealized appreciation (depreciation)            (845,278)          5,658,991
                                                            ----------------   -----------------
    Net increase (decrease) in net assets from operations           (372,227)         25,987,554
                                                            ----------------   -----------------

Distributions to shareholders from:
    Net realized gains
       Class III                                                          --         (35,881,030)
    Return of capital
       Class III                                                          --          (2,133,668)
                                                            ----------------   -----------------

                                                                          --         (38,014,698)
                                                            ----------------   -----------------
    Net share transactions (Note 6):
       Class III                                                   1,548,629         (85,130,892)
                                                            ----------------   -----------------

       Total increase (decrease) in net assets                     1,176,402         (97,158,036)

NET ASSETS:
    Beginning of period                                          138,684,340         235,842,376
                                                            ----------------   -----------------
    End of period (including accumulated
      undistributed net investment income of
      $2,590,934 and $1,216,167, respectively)              $    139,860,742   $     138,684,340
                                                            ================   =================

               See accompanying notes to the financial statements.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                               SIX MONTHS ENDED                               YEAR ENDED FEBRUARY 28/29,
                               AUGUST 31, 2004        --------------------------------------------------------------------------
                                 (UNAUDITED)            2004(a)         2003(a)         2002(a)       2001(a)(b)       2000(a)
                               ---------------        ----------      ----------      ----------      ----------      ----------
NET ASSET VALUE, BEGINNING
  OF PERIOD                    $          8.73        $     9.20      $     9.33      $    10.04      $     9.41      $     9.87
                               ---------------        ----------      ----------      ----------      ----------      ----------
Income from investment
  operations:
   Net investment income                  0.09(c)+          0.12(c)+        0.09(c)+        0.52(c)+        0.50(c)+        0.51
   Net realized and
     unrealized gain (loss)              (0.12)             1.42            1.49           (0.65)           0.13           (0.71)
                               ---------------        ----------      ----------      ----------      ----------      ----------
      Total from investment
        operations                       (0.03)             1.54            1.58           (0.13)           0.63           (0.20)
                               ---------------        ----------      ----------      ----------      ----------      ----------
Less distributions to
shareholders:
   From net investment income               --                --           (1.51)          (0.39)             --           (0.26)
   From net realized gains                  --             (1.90)          (0.20)          (0.19)             --              --
   Return of capital                        --             (0.11)             --              --              --              --
                               ---------------        ----------      ----------      ----------      ----------      ----------
      Total distributions                   --             (2.01)          (1.71)          (0.58)             --           (0.26)
                               ---------------        ----------      ----------      ----------      ----------      ----------
NET ASSET VALUE, END OF
  PERIOD                       $          8.70        $     8.73      $     9.20      $     9.33      $    10.04      $     9.41
                               ===============        ==========      ==========      ==========      ==========      ==========
TOTAL RETURN (d)                         (0.34)%**         20.21%          17.76%          (1.34)%          6.70%          (2.07)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of
     period (000's)            $       139,861        $  138,684      $  235,842      $  273,074      $   291,11      $   182,73
   Net operating expenses
     to average daily net
     assets                               0.33%(e)*         0.32%(e)        0.33%(e)        0.32%(e)        0.33%(e)        0.34%
   Interest expense to
     average daily net
     assets                                 --                --              --              --              --            0.16%(f)
   Total net expenses to
     average daily net
     assets                               0.33%*            0.32%           0.33%           0.32%           0.33%           0.50%
   Net investment income
     to average daily net
     assets                               1.98%(c)*         1.44%(c)        1.10%(c)        5.36%(c)        5.34%(c)        5.09%
   Portfolio turnover rate                  22%**             45%             50%             28%             35%            116%
   Fees and expenses
     reimbursed and/or
     waived by the Manager
     to average daily net
     assets:                              0.11%*            0.12%           0.08%           0.08%           0.08%           0.08%

               See accompanying notes to the financial statements.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS -- (CONTINUED)
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

(a) As a result of changes in generally accepted accounting principles, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain
    (loss) in the Statement of Operations. The effect of this reclassification was to decrease the net investment income ratio for the year ending February 29, 2004 by 0.17% and net investment income per share by $0.02. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases (reductions) to the net investment income ratio of (0.16%), (0.05%), (0.11%) and 0.07% and to net investment income per share of $(0.02), $(0.01), $(0.01) and less than $0.00 in the fiscal years ending February 28/29, 2003, 2002, 2001 and 2000, respectively.
(b) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change on net investment income and net realized and unrealized gains and losses per share for the year ended February 28, 2001 was less than $0.01 per share. The effect of this change decreased the ratio of net investment income to average net assets from 5.36% to 5.34%. Per share and ratio/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
(c) Net investment income is affected by the timing of the declaration of dividends by other Funds of the Trust in which the Fund invests.
(d) The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown.
(e) Net expenses exclude expenses incurred indirectly through investment in underlying funds (See Note 3).
(f) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
+   Computed using average shares outstanding throughout the period.
*   Annualized.
**  Not annualized.

               See accompanying notes to the financial statements.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (UNAUDITED)

1.   ORGANIZATION

     GMO Global Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in global bond and currency markets, primarily by investing in GMO Short-Duration Collateral Fund and "synthetic" bonds (created by the Manager by combining a futures contract, swap contract, or option, on a fixed income security with cash, a cash equivalent, or another fixed income security). The Fund's benchmark is the J.P. Morgan Global Government Bond Index.

     At August 31, 2004, 74.4% of the Fund was invested in the GMO Short-Duration Collateral Fund and 0.6% of the Fund was invested in the GMO Special Purpose Holding Fund, separate funds of GMO Trust managed by GMO. Shares of the GMO Special Purpose Holding Fund and the GMO Short-Duration Collateral Fund are not publicly available for direct purchase. At August 31, 2004, 3.2% of the net assets of the Fund was invested in the GMO Emerging Country Debt Fund, a separate fund of GMO Trust managed by GMO. The financial statements of the GMO Special Purpose Holding Fund, the GMO Short-Duration Collateral Fund and the GMO Emerging Country Debt Fund should be read in conjunction with the Fund's financial statements. These financial statements are available without charge, upon request by calling
     (617) 346-7646.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     CHANGE IN ACCOUNTING PRINCIPLE
     For the year ended February 29, 2004, as a result of a FASB Emerging Issues Task Force consensus (and subsequent related SEC staff guidance), the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain
     (loss) in the Statement of Operations. For consistency, similar reclassifications have been made to the per share amounts in all prior year financial highlights presented. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification decreased net investment

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     income and increased net realized gains by $259,581 for the year ended February 29, 2004. This change had no effect on the Fund's net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of other funds of the Trust ("underlying funds") and other mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

     Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

     Securities may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     Certain securities held by the Fund, or underlying funds in which the Fund invests, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown under the Schedule of Investments and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of August 31, 2004.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See the Schedule of Investments for all open futures contracts as of August 31, 2004.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. As of August 31, 2004, there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. See the Schedule of Investments for all open purchased option contracts as of August 31, 2004.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

     INDEXED SECURITIES
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. See the Schedule of Investments for all indexed securities held as of August 31, 2004.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates. See the Schedule of Investments for a summary of open swap agreements as of August 31, 2004.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. At August 31, 2004, there were no open repurchase agreements.

     REVERSE REPURCHASE AGREEMENTS
     The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the fund on the next business day. As of August 31, 2004, there were no open reverse repurchase agreements.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2004, the Fund had no securities on loan.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis, and is adjusted for the amortization of premiums and of discounts. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date and non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of 0.19% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares. The Fund may invest in Class III shares of GMO Emerging Country Debt Fund ("ECDF"). Like the management fee (as described below), the Fund's shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in ECDF. The Fund does not incur any indirect shareholder service fees as a result of the Fund's investment in GMO Special Purpose Holding Fund and GMO Short-Duration Collateral Fund ("SCDF").

     GMO has entered into a binding agreement effective until at least June 30, 2005 to reimburse the Fund to the extent that the Fund's total direct annual operating expenses plus the amount of indirect fees and operating expenses incurred through its investment in underlying funds exceed 0.19% of the average daily net assets. For purposes of this calculation, the Fund's total direct annual operating expenses excludes shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees) ("Trustees fees"), and the following investment-related costs: brokerage commissions, hedging transaction

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes. Additionally, the indirect fees and operating expenses incurred through investment in underlying funds excludes investment-related expenses and Trustees fees. Through June 29, 2004, the indirect Trustees fees incurred by the Fund through its investment in ECDF were not excluded.

     The Fund incurs fees and expenses indirectly as a shareholder in GMO Special Purpose Holding Fund, SDCF and ECDF. For the six months ended August 31, 2004, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

                          INDIRECT OPERATING                      INDIRECT INVESTMENT-RELATED
                         EXPENSES (EXCLUDING                     EXPENSES (INCLUDING, BUT NOT
                           MANAGEMENT FEES,                      LIMITED TO, INTEREST EXPENSE,
                       SHAREHOLDER SERVICE FEES     INDIRECT      FOREIGN AUDIT EXPENSE, AND
       INDIRECT NET     AND INVESTMENT-RELATED     SHAREHOLDER      INVESTMENT-RELATED LEGAL     TOTAL INDIRECT
     MANAGEMENT FEES          EXPENSES)           SERVICE FEES              EXPENSE)                EXPENSES
     ----------------------------------------------------------------------------------------------------------
         (0.009%)               0.023%               0.005%                  0.002%                  0.021%

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2004 was $575. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2004, aggregated $34,139,997 and $29,108,439, respectively.

5.   PRINCIPAL SHAREHOLDERS AND RELATED PARTY

     At August 31, 2004, 74.6% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares. Investment activities of these shareholders may have a material effect on the Fund. At August 31, 2004, less than 0.1% of the Fund was held by one related party comprised of certain GMO employee accounts.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

6.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                SIX MONTHS ENDED
                                                 AUGUST 31, 2004                       YEAR ENDED
                                                  (UNAUDITED)                      FEBRUARY 29, 2004
                                        --------------------------------    --------------------------------
                                            SHARES            AMOUNT            SHARES            AMOUNT
                                        --------------    --------------    --------------    --------------
     Class III:
     Shares sold                               378,648    $    3,215,641         1,369,413    $   12,108,168
     Shares issued to shareholders in
       reinvestment of distributions                --                --         4,723,894        38,014,698
     Shares repurchased                       (193,412)       (1,667,012)      (15,828,993)     (135,253,758)
                                        --------------    --------------    --------------    --------------
     Net increase (decrease)                   185,236    $    1,548,629        (9,735,686)   $  (85,130,892)
                                        ==============    ==============    ==============    ==============

7.   INVESTMENTS IN AFFILIATED ISSUERS

     A summary of the Fund's transactions in the shares of these issuers during the six months ended August 31, 2004, is set forth below:

                               VALUE,                                                             REALIZED
                            BEGINNING OF                         SALES           DIVIDEND           GAIN        VALUE, END OF
     AFFILIATE                 PERIOD         PURCHASES         PROCEEDS          INCOME        DISTRIBUTIONS       PERIOD
     -------------------------------------------------------------------------------------------------------------------------
     GMO Emerging
     Country Debt Fund,
     Class III             $    4,141,507   $      135,161   $           --   $      105,213   $       29,948   $    4,420,110
     GMO Short-Duration
     Collateral Fund           81,381,945       33,398,597       11,300,000           12,138           52,598      104,092,993
     GMO Special Purpose
     Holding Fund              18,270,533          606,239       17,333,861          606,239               --          806,295*
                           --------------   --------------   --------------   --------------   --------------   --------------
     Totals                $  103,793,985   $   34,139,997   $   28,633,861   $      723,590   $       82,546   $  109,319,398
                           ==============   ==============   ==============   ==============   ==============   ==============

     * After effect of return of capital distribution of $706,551 on June 10, 2004.

8.   SUBSEQUENT EVENT

     Effective October 5, 2004, GMO Trust appointed a Chief Compliance Officer and adopted a compliance plan in accordance with Rule 38a-1 under the Investment Company Act of 1940, as amended.

GMO GLOBAL BOND FUND
(A SERIES OF GMO TRUST)

FUND EXPENSES
AUGUST 31, 2004 (UNAUDITED)

     The Fund incurs ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees, 12b-1 fees and other expenses. The following table, assuming a $1,000 investment in a class of shares, discloses the ending account value and operating expenses incurred for the six months ended August 31, 2004, based on, (1) the class's actual return and actual expenses, and (2) a hypothetical annualized 5% return and the class's actual expenses:

     Class III

                                                    OPERATING
                         BEGINNING       ENDING      EXPENSE
                           VALUE         VALUE      INCURRED *
     ---------------------------------------------------------
     1) Actual          $  1,000.00    $  996.60    $     1.76
     2) Hypothetical       1,000.00     1,023.44          1.79

     *Expenses are calculated using the Class III annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2004 of 0.35%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     You can estimate expenses incurred for the six months ended August 31, 2004 on your investment in a particular class of shares by dividing your investment value at August 31, 2004 by $1,000 and then multiplying that result by the operating expenses of the class owned as calculated above. You can also use this information to compare ongoing expenses of investing in the Fund with those of other mutual funds.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2004

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

Beginning January 29, 2005, the Fund will be filing its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission's website at www.sec.gov. When filed, the Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund's website at www.gmo.com.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- TABULAR HOLDINGS
(SHOWING PERCENTAGE OF TOTAL NET
ASSETS) AUGUST 31, 2004 (UNAUDITED)

DESCRIPTION                                                      % OF NET ASSETS
--------------------------------------------------------------------------------
Argentina                                                                    0.7%
Brazil                                                                      12.0
Chile                                                                        1.5
China                                                                        6.0
Czech Republic                                                               0.4
Egypt                                                                        0.4
Hungary                                                                      0.8
India                                                                        3.4
Indonesia                                                                    1.6
Israel                                                                       1.0
Malaysia                                                                     4.5
Mexico                                                                       7.2
Peru                                                                         0.1
Philippines                                                                  0.8
Poland                                                                       1.3
Russia                                                                       3.8
South Africa                                                                 9.9
South Korea                                                                 24.9
Taiwan                                                                      13.0
Thailand                                                                     1.6
Turkey                                                                       3.3
Venezuela                                                                    0.2
Short-Term Investments and Other Assets and Liabilities (net)                1.6
                                                                -----------------
                                                                           100.0%
                                                                =================

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

    SHARES        DESCRIPTION                                                            VALUE ($)
-----------------------------------------------------------------------------------------------------
                  COMMON STOCKS -- 85.7%

                  ARGENTINA -- 0.7%
         25,300   IRSA Inversiones y Representaciones SA GDR *                                180,136
         44,031   Petrobras Energia Participaciones SA ADR *                                  414,332
         26,301   Telecom Argentina SA ADR *                                                  239,865
         13,093   Tenaris SA ADR                                                              504,735
         73,700   Transportadora de Gas del Sur ADR *                                         316,910
                                                                                      ---------------
                                                                                            1,655,978
                                                                                      ---------------

                  BRAZIL -- 4.7%
        257,118   Banco do Brasil SA                                                        2,125,848
         27,662   Banco do Brasil SA (Receipt Shares) *                                       228,709
     28,101,328   Compania Saneamento Basico SAO PA                                         1,334,933
        290,538   Compania Siderurgica Nacional SA                                          4,492,294
     24,722,000   Electrobas (Centro)                                                         338,842
         28,400   Petroleo Brasileiro SA (Petrobras)                                          875,336
         26,500   Petroleo Brasileiro SA (Petrobras) ADR                                      814,875
        104,423   Souza Cruz (Registered)                                                   1,025,360
                                                                                      ---------------
                                                                                           11,236,197
                                                                                      ---------------

                  CHILE -- 1.5%
         27,200   Banco de Chile ADR                                                          930,240
         10,900   Banco Santander Chile SA ADR                                                297,570
          8,900   Compania Cervecerias ADR                                                    210,040
         12,100   Empresa Nacional de Electricidad SA ADR                                     183,073
        191,800   Enersis SA ADR                                                            1,269,716
         12,200   Lan Chile SA                                                                267,790
         53,150   Quinenco SA ADR                                                             522,996
                                                                                      ---------------
                                                                                            3,681,425
                                                                                      ---------------

                  CHINA -- 6.0%
        227,000   Bengang Steel Plates Co Ltd Class B                                          80,783
        616,000   China Everbright Ltd                                                        253,991
        203,120   China International Marine Containers Co Ltd Class B                        282,872
        780,000   China Mobile Ltd                                                          2,281,705

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

    SHARES        DESCRIPTION                                                            VALUE ($)
-----------------------------------------------------------------------------------------------------
                  CHINA -- CONTINUED
          9,600   China Mobile Ltd ADR                                                        140,352
        719,900   China Petroleum & Chemical Corp Class H                                     282,803
        460,000   China Resources Enterprise Ltd                                              612,830
         54,000   China Telecom Corp Ltd ADR                                                1,740,420
        255,880   Chongqing Changan Automobile Co Ltd Class B                                 165,585
      1,228,000   CNOOC Ltd                                                                   575,857
          5,800   CNOOC Ltd ADR                                                               270,860
      2,817,538   Denway Motors Ltd                                                         1,116,800
      3,470,100   Guangdong Investments Ltd *                                                 562,738
          7,200   Huaneng Power International Inc ADR                                         214,920
        355,200   Huaneng Power International Inc Class H                                     265,213
        616,000   Maanshan Iron & Steel Co Ltd Class H                                        216,541
      8,567,896   PetroChina Co Ltd Class H                                                 4,334,724
         98,000   Shanghai Industrial Holdings Ltd                                            180,791
      2,442,000   Stone Group Holdings Ltd                                                    176,013
        186,000   Yanzhou Coal Mining Co Ltd Class H                                          202,865
        594,000   Zhejiang Southeast Electric Power Co Class B                                387,169
                                                                                      ---------------
                                                                                           14,345,832
                                                                                      ---------------

                  CZECH REPUBLIC -- 0.4%
         21,355   Ceski Telecom AS                                                            271,174
         33,779   CEZ AS                                                                      264,936
          2,825   Komercni Banka AS                                                           302,951
             77   Philip Morris CR AS                                                          43,852
         12,000   Unipetrol *                                                                  37,823
                                                                                      ---------------
                                                                                              920,736
                                                                                      ---------------

                  EGYPT -- 0.4%
         83,696   Commercial International Bank                                               338,027
          5,100   Eastern Tobacco Co                                                           71,522
         25,659   MobiNil-Egyptian Mobile Services Co                                         392,678
          2,900   Orascom Construction Industries                                              58,614
          7,800   Orascom Telecommunications *                                                178,350
                                                                                      ---------------
                                                                                            1,039,191
                                                                                      ---------------

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

    SHARES        DESCRIPTION                                                            VALUE ($)
-----------------------------------------------------------------------------------------------------
                  HUNGARY -- 0.8%
          4,600   Egis Rt                                                                     205,421
          8,200   MOL Magyar Olaj es Gazipari Rt (New Shares)                                 356,446
         62,900   OTP Bank                                                                  1,371,512
                                                                                      ---------------
                                                                                            1,933,379
                                                                                      ---------------

                  INDIA -- 3.4%
        108,359   Bharat Heavy Electricals Ltd                                              1,291,165
        275,909   Bharti Televentures *                                                       833,763
         36,275   Cipla Ltd                                                                   186,507
         52,550   Hero Honda Motors Ltd                                                       502,784
          7,300   Hindalco Industries Ltd GDR                                                 187,245
          1,200   Hindalco Industries Ltd GDR 144A                                             30,780
          9,400   Infosys Technologies Inc                                                    320,479
         31,922   Larsen & Toubro Ltd GDR                                                     563,423
            700   Larson & Toubro Ltd                                                          12,625
         82,757   Mahanagar Telephone Nigam                                                   219,542
         63,900   Maruti Udyog Ltd                                                            526,699
         21,159   Patni Computer Systems Ltd                                                  144,499
        107,800   Reliance Industries Ltd                                                   1,106,972
         22,191   Reliance Industries Ltd GDR 144A                                            473,556
         49,731   Satyam Computer Services Ltd                                                364,627
         24,194   State Bank of India GDR                                                     518,134
         16,600   Tata Consultancy Services Ltd *                                             353,813
            219   Ultratech Cemco Ltd *                                                         1,259
          7,347   Ultratech Cemco Ltd GDR *                                                   108,624
        135,000   Union Bank of India                                                         193,047
         24,100   Wipro Ltd                                                                   301,243
                                                                                      ---------------
                                                                                            8,240,786
                                                                                      ---------------

                  INDONESIA -- 1.6%
        237,186   Astra International Tbk                                                     161,690
      5,486,102   Bank Central Asia Tbk                                                     1,058,064
        121,000   Gudang Garam                                                                165,311
        410,000   Indonesian Satellite Corp Tbk PT                                            183,775
      1,834,000   PT Bank Mandiri                                                             245,326

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

    SHARES        DESCRIPTION                                                            VALUE ($)
-----------------------------------------------------------------------------------------------------
                  INDONESIA -- CONTINUED
      8,722,000   PT Matahari Putra Prima Tbk                                                 469,009
        732,000   Ramayana Lestari Sentosa                                                    307,477
      1,671,112   Telekomunikasi Indonesia Tbk PT                                           1,368,368
                                                                                      ---------------
                                                                                            3,959,020
                                                                                      ---------------

                  ISRAEL -- 1.0%
        497,700   Bank Leumi Le-Israel                                                      1,003,301
         25,100   Check Point Software Technologies *                                         440,254
         44,700   Israel Chemicals Ltd                                                         81,799
            500   Israel Corp Ltd (The) *                                                      89,328
          5,800   Taro Pharmaceuticals Industries *                                           120,234
            200   Teva Pharmaceutical                                                           5,479
         21,800   Teva Pharmaceutical Industries ADR                                          594,050
                                                                                      ---------------
                                                                                            2,334,445
                                                                                      ---------------

                  MALAYSIA -- 4.5%
      1,496,000   Commerce Asset Holdings Berhad                                            1,809,136
        112,000   Genting Berhad                                                              468,446
        316,000   Hong Leong Bank Berhad                                                      414,276
        210,000   IOI Corp Berhad                                                             478,115
        101,000   Kuala Lumpur Kepong Berhad                                                  172,436
        382,000   Magnum Corp Berhad                                                          240,931
        691,000   Malakoff Berhad                                                           1,148,096
        418,600   Malaysian International Shipping Berhad (Foreign Registered)              1,376,434
        446,600   Maxis Communications Berhad                                               1,003,628
        318,000   Proton Holdings Berhad *                                                    648,553
        695,500   Public Bank Bhd                                                           1,142,761
        196,000   Sime Darby Berhad                                                           285,526
        552,600   Telekom Malaysia Berhad                                                   1,540,896
         74,000   Tenaga Nasional Berhad                                                      194,630
                                                                                      ---------------
                                                                                           10,923,864
                                                                                      ---------------

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

    SHARES        DESCRIPTION                                                            VALUE ($)
-----------------------------------------------------------------------------------------------------
                  MEXICO -- 7.2%
        677,800   Alfa SA de CV Class A                                                     2,226,492
         77,900   America Movil SA de CV Class L ADR                                        2,668,075
        229,023   Carso Global Telecom Class A *                                              335,524
         56,508   Cemex SA de CV CPO                                                          320,521
         47,000   Fomento Economico Mexicano SA de CV                                         203,266
        531,900   Grupo Financiero Banorte SA de CV                                         2,094,804
        441,580   Grupo Mexico SA Class B *                                                 1,574,647
        571,000   Grupo Televisa SA (Participating Certificates)                            1,374,151
        196,700   Organizacion Soriana SA de CV Class B                                       578,758
        181,500   Telefonos de Mexico Class L ADR                                           5,878,785
                                                                                      ---------------
                                                                                           17,255,023
                                                                                      ---------------

                  PERU -- 0.1%
         11,200   Cia de Minas Buenaventura SA ADR                                            254,464
                                                                                      ---------------

                  PHILIPPINES -- 0.8%
      7,810,754   Ayala Land Inc                                                              738,278
        249,400   Equitable PCI Bank *                                                        186,706
        814,902   Ginebra San Miguel Inc                                                      421,534
         22,436   Philippine Long Distance Telephone *                                        506,597
          4,200   Philippine Long Distance Telephone ADR *                                     95,214
                                                                                      ---------------
                                                                                            1,948,329
                                                                                      ---------------

                  POLAND -- 1.3%
        263,400   Bank Millennium SA *                                                        209,941
          8,150   BRE Bank SA *                                                               221,094
         54,300   Optimus SA *                                                                163,790
        275,000   Polski Koncern Naftowy Orlen                                              2,432,680
                                                                                      ---------------
                                                                                            3,027,505
                                                                                      ---------------

                  RUSSIA -- 3.7%
         22,800   AO Mosenergo ADR                                                            250,800
         31,825   Lukoil ADR                                                                3,755,350
          1,500   Lukoil ADR 144A                                                             177,000
          8,500   MMC Norilsk Nickel ADR                                                      478,125

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

    SHARES        DESCRIPTION                                                            VALUE ($)
-----------------------------------------------------------------------------------------------------
                  RUSSIA -- CONTINUED
          4,500   Mobile Telesystems ADR                                                      582,120
         68,000   OAO Gazprom ADR                                                           2,244,000
          1,550   Sberbank RF                                                                 607,600
          7,300   Vimpel-Communications ADR *                                                 716,130
                                                                                      ---------------
                                                                                            8,811,125
                                                                                      ---------------

                  SOUTH AFRICA -- 9.9%
        108,400   ABSA Group Ltd                                                              899,105
         56,000   AECI Ltd                                                                    282,030
         34,000   Amalgamated Beverage Industries Ltd                                         429,379
         30,563   Edgars Consolidated Stores Ltd                                              767,068
         86,000   Foschini Ltd                                                                311,153
         36,000   Investec Ltd                                                                645,465
        903,767   Iscor Ltd                                                                 6,255,500
        201,400   MTN Group Ltd                                                               925,658
         39,700   Naspers Ltd Class N                                                         292,369
      1,066,238   Old Mutual Plc                                                            2,039,921
         13,700   Pretoria Portland Cement Co Ltd                                             355,711
        286,100   Remgro Ltd                                                                3,486,042
      1,268,000   Sanlam Ltd                                                                1,712,193
        157,000   Sasol Ltd                                                                 2,684,566
         96,439   Telkom SA Ltd                                                             1,151,239
         52,600   Venfin Ltd                                                                  158,081
      1,219,000   Woolworths Holdings Ltd                                                   1,453,643
                                                                                      ---------------
                                                                                           23,849,123
                                                                                      ---------------

                  SOUTH KOREA -- 19.6%
          1,700   Amorepacific Corp                                                           323,836
         54,470   Cheil Industries Inc                                                        745,163
         84,100   Daesang Corp                                                                220,440
         47,150   Daewoo Shipbuilding & Marine Engineering Co Ltd                             532,676
         22,800   Dongbu Steel Co                                                             168,937
         52,100   Hana Bank                                                                 1,176,140
        104,000   Hanjin Heavy Industry                                                       468,932
         16,500   Hanjin Shipping                                                             288,120
         36,400   Hynix Semiconductor *                                                       331,602

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

    SHARES        DESCRIPTION                                                            VALUE ($)
-----------------------------------------------------------------------------------------------------
                  SOUTH KOREA -- CONTINUED
         10,500   Hyundai Heavy Industries                                                    237,927
         19,100   Hyundai Industrial Development                                              208,788
         19,500   Hyundai Mobis                                                               961,399
        110,480   Hyundai Motor Co                                                          4,809,423
         83,500   Industrial Bank of Korea                                                    545,427
        390,400   KIA Motors Corp                                                           3,435,976
         50,100   Korean Air Lines *                                                          713,012
         54,400   KT Corp                                                                   1,724,383
         17,700   KT Freetel                                                                  278,237
        130,000   KT&G Corp                                                                 3,316,282
         14,500   KT&G Corp GDR 144A                                                          183,425
         29,400   LG Electronics Inc                                                        1,410,362
         16,200   LG Engineering & Construction Ltd                                           305,736
        109,540   LG International Corp                                                       843,598
         27,200   LG Investment & Securities Co Ltd *                                         181,065
         86,000   LG Telecom Co Ltd *                                                         273,995
          3,500   NCSoft Corp *                                                               254,363
          2,400   NHN Corp                                                                    206,499
         16,700   POSCO                                                                     2,395,096
         24,234   Samsung Electronics                                                       9,537,084
          1,614   Samsung Electronics GDR 144A (Non Voting)                                   205,785
         39,500   Samsung Heavy Industries Co Ltd                                             174,379
         23,200   Samsung SDI Co Ltd                                                        2,391,429
         41,763   Shinhan Financial Group Co Ltd                                              709,827
            800   Shinsegae Co Ltd                                                            210,152
        164,836   SK Corp                                                                   6,279,000
         12,100   SK Networks Co Ltd *                                                        141,694
        151,600   Woori Finance Holdings Co Ltd                                               978,589
                                                                                      ---------------
                                                                                           47,168,778
                                                                                      ---------------

                  TAIWAN -- 13.0%
      1,713,207   Acer Inc                                                                  2,290,196
      1,856,627   Asustek Computer Inc                                                      4,162,101
      1,078,800   Benq Corp                                                                 1,107,602
      1,277,000   Chang Hwa Commercial Bank *                                                 697,732
      8,908,533   China Development Financial Holding Corp *                                3,970,264

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

    SHARES        DESCRIPTION                                                            VALUE ($)
-----------------------------------------------------------------------------------------------------
                  TAIWAN -- CONTINUED
        895,000   China Motor Corp Ltd                                                      1,047,610
        467,628   China Steel Corp                                                            438,241
        730,146   Chinatrust Financial Holding Co                                             773,037
      2,342,019   Chunghwa Picture Tubes Ltd *                                              1,022,783
        947,000   Chunghwa Telecom Co Ltd                                                   1,505,121
         31,050   Chunghwa Telecom Co Ltd ADR                                                 529,713
        234,682   Compal Electronics Inc                                                      223,033
        576,584   Far Eastern Textile Co Ltd                                                  343,593
         38,000   First Financial Holding Co Ltd *                                             26,563
         10,200   First Financial Holding Co Ltd GDR 144A *                                   139,230
        166,749   Hon Hai Precision Industry Co Ltd                                           547,755
        487,200   International Bank of Taipei                                                323,901
      2,284,138   Inventec Co Ltd                                                           1,227,489
      2,038,000   Macronix International *                                                    520,378
         16,359   MediaTek Inc                                                                115,748
      1,527,000   Mega Financial Holdings Co Ltd                                              928,029
        231,000   Micro-Star International Co Ltd                                             185,689
        286,250   Nan Ya Plastic Corp                                                         396,616
        688,564   Ritek Corp                                                                  264,256
      1,005,167   Sinopac Holdings Co                                                         506,679
        788,000   Taiwan Cellular Corp                                                        743,542
      3,021,309   Taiwan Cement Corp                                                        1,515,536
        739,500   Taiwan Pulp & Paper Corp *                                                  209,578
        736,452   Taiwan Semiconductor Manufacturing Co Ltd                                 1,025,092
      1,718,000   Tatung Co *                                                                 717,785
        886,433   United Microelectronics Corp *                                              599,832
      4,292,000   Walsin Lihwa Corp *                                                       2,115,840
      1,154,960   Yageo Corp *                                                                481,955
        471,975   Yulon Motor Co Ltd                                                          467,555
                                                                                      ---------------
                                                                                           31,170,074
                                                                                      ---------------

                  THAILAND -- 1.6%
        659,900   Advanced Info Service Pcl (Foreign Registered) (a)                        1,497,252
         30,300   Bangkok Dusit Medical Service Pcl (Foreign Registered) (a)                    9,385
        113,000   Banpu Pcl (Foreign Registered) (a)                                          385,231
        407,600   Kasikornbank Pcl (Foreign Registered) *                                     469,743

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

    SHARES        DESCRIPTION                                                            VALUE ($)
-----------------------------------------------------------------------------------------------------
                  THAILAND -- CONTINUED
         37,000   Kasikornbank Pcl NVDR *                                                      41,531
         54,640   PTT Exploration & Production Pcl (Foreign Registered) (a)                   367,328
         93,902   PTT Pcl (Foreign Registered) (a)                                            338,182
        388,400   Thai Airways International (Foreign Registered) (a)                         498,905
        345,200   Thai Union Frozen Products Pcl (Foreign Registered)                         198,915
                                                                                      ---------------
                                                                                            3,806,472
                                                                                      ---------------

                  TURKEY -- 3.3%
    648,531,343   Akbank TAS                                                                2,765,233
     22,372,000   Aksa Akrilik Kimya Sanayii *                                                190,136
    147,871,000   Dogan Sirketler Grubu Holdings AS *                                         253,547
    205,333,200   Is Gayrimenkul Yatirim Ortakligi AS *                                       235,084
     80,228,731   Tupras Turkiye Petrol Rafine                                                618,496
    168,314,508   Turkcell Iletisim Hizmet AS                                                 615,418
    371,919,508   Turkiye Garanti Bankasi Class C *                                         1,218,714
    455,506,599   Turkiye IS Bankasi Class C                                                1,508,421
    191,070,000   Yapi ve Kredi Bankasi *                                                     456,779
                                                                                      ---------------
                                                                                            7,861,828
                                                                                      ---------------

                  VENEZUELA -- 0.2%
         31,100   Compania Anonima Nacional Telefonos de Venezuela (CANTV) ADR                616,402
                                                                                      ---------------

                  TOTAL COMMON STOCKS (COST $171,834,930)                                 206,039,976
                                                                                      ---------------

                  PREFERRED STOCKS -- 12.7%

                  BRAZIL -- 7.3%
     13,230,000   Banco Itau Holding Financeira SA                                          1,339,690
     81,983,000   Compania Energetica de Minas Gerais 2.88%                                 1,509,404
         79,914   Gerdau SA                                                                 1,320,093
      2,315,080   Investimentos Itau SA 2.68%                                               2,833,664
     53,118,000   Lojas Americanas SA                                                         642,016
        255,028   Petroleo Brasileiro SA (Petrobras) 3.01%                                  7,130,002
     46,270,163   Siderurgica de Tubarao 3.50%                                              1,932,525
    250,484,000   Tele Centro Oeste Celular Participacoes SA 6.78%                            783,136
                                                                                      ---------------
                                                                                           17,490,530
                                                                                      ---------------

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

   SHARES /
 PAR VALUE ($)    DESCRIPTION                                                            VALUE ($)
-----------------------------------------------------------------------------------------------------
                  RUSSIA -- 0.1%
            325   Transneft                                                                   269,750
                                                                                      ---------------

                  SOUTH KOREA -- 5.3%
         33,000   Dongbu Steel Co 11.70%                                                      146,354
         10,200   Hyundai Motor Co 5.05%                                                      225,265
         47,260   Samsung Electronics (Non Voting) 4.08%                                   12,243,136
          3,000   Samsung SDI Co Ltd 3.63%                                                    170,169
                                                                                      ---------------
                                                                                           12,784,924
                                                                                      ---------------

                  TOTAL PREFERRED STOCKS (COST $18,925,294)                                30,545,204
                                                                                      ---------------

                  RIGHTS AND WARRANTS -- 0.0%

                  THAILAND -- 0.0%
        116,526   Telecomasia Corp Pcl Warrants, Expires 4/03/08 *(a)                              --
                                                                                      ---------------

                  TOTAL RIGHTS AND WARRANTS (COST $0)                                              --
                                                                                      ---------------

                  SHORT-TERM INVESTMENT -- 1.4%

                  CASH EQUIVALENT -- 1.4%
      3,400,000   Societe Generale GC Time Deposit, 1.57%, due 09/01/04                     3,400,000
                                                                                      ---------------

                  TOTAL SHORT-TERM INVESTMENT (COST $3,400,000)                             3,400,000
                                                                                      ---------------

                  TOTAL INVESTMENTS -- 99.8%
                  (Cost $194,160,224)                                                     239,985,180

                  Other Assets and Liabilities (net) -- 0.2%                                  384,322
                                                                                      ---------------

                  TOTAL NET ASSETS -- 100.0%                                          $   240,369,502
                                                                                      ===============

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

               NOTES TO SCHEDULE OF INVESTMENTS:

               144A - Securities exempt from registration under rule 144A of the
                    Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

               ADR  - American Depositary Receipt

               Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

               GDR  - Global Depository Receipt

               NVDR - Non-Voting Depository Receipt

               *    Non-income producing security.

               (a) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 2).

   At August 31, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                             GROSS UNREALIZED       GROSS UNREALIZED       NET UNREALIZED
      AGGREGATE COST           APPRECIATION           DEPRECIATION          APPRECIATION
   ---------------------   --------------------   --------------------   ------------------
      $ 194,362,243            $ 52,881,102          $ (7,258,165)          $ 45,622,937

   At February 29, 2004, GMO Emerging Countries Fund had capital loss carryforwards available to offset future capital gains, if any, to the extent permitted by the Internal Revenue Code of $4,100,655 and $156,212 expiring in 2010 and 2011, respectively. Utilization of the capital loss carryforwards above could be subject to limitations imposed by the Internal Revenue Code related to share ownership activity.

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- INDUSTRY SECTOR SUMMARY
(SHOWING PERCENTAGE OF EQUITY INVESTMENTS)
AUGUST 31, 2004 (UNAUDITED)

   At August 31, 2004, industry sector diversification of the Fund's equity investments was as follows:

      INDUSTRY SECTOR
      -------------------------------------------------------------------------
      Financials                                                           19.9%
      Information Technology                                               17.9
      Energy                                                               15.5
      Telecommunication Services                                           13.4
      Consumer Discretionary                                               10.0
      Materials                                                            10.0
      Industrials                                                           6.2
      Consumer Staples                                                      3.4
      Utilities                                                             3.2
      Health Care                                                           0.5
                                                                         ------
                                                                          100.0%
                                                                         ======

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES --  AUGUST 31, 2004 (UNAUDITED)

ASSETS:
  Investments, at value (cost $194,160,224) (Note 2)                     $    239,985,180
  Cash                                                                             39,977
  Foreign currency, at value (cost $1,799,282) (Note 2)                         1,796,092
  Receivable for investments sold                                               1,229,857
  Receivable for Fund shares sold                                                 139,875
  Dividends and interest receivable                                               867,972
  Foreign taxes receivable                                                        214,754
  Receivable for expenses reimbursed by Manager (Note 3)                           25,763
                                                                         ----------------

      Total assets                                                            244,299,470
                                                                         ----------------

LIABILITIES:
  Payable for investments purchased                                               385,887
  Payable for Fund shares repurchased                                           3,093,763
  Payable to affiliate for (Note 3):
      Management fee                                                              131,835
      Shareholder service fee                                                      23,700
      Administration fee - Class M                                                  8,965
      Trustees fee                                                                    690
  Payable for 12b-1 fee - Class M                                                  22,419
  Accrued expenses                                                                262,709
                                                                         ----------------

      Total liabilities                                                         3,929,968
                                                                         ----------------
NET ASSETS                                                               $    240,369,502
                                                                         ================

NET ASSETS CONSIST OF:
  Paid-in capital                                                        $    169,412,250
  Accumulated undistributed net investment income                               1,858,815
  Accumulated net realized gain                                                23,272,156
  Net unrealized appreciation                                                  45,826,281
                                                                         ----------------
                                                                         $    240,369,502
                                                                         ================

NET ASSETS ATTRIBUTABLE TO:
  Class III shares                                                       $    186,043,673
                                                                         ================
  Class M shares                                                         $     54,325,829
                                                                         ================

SHARES OUTSTANDING:
  Class III                                                                    14,085,387
                                                                         ================
  Class M                                                                       4,143,617
                                                                         ================

NET ASSET VALUE PER SHARE:
  Class III                                                              $          13.21
                                                                         ================
  Class M                                                                $          13.11
                                                                         ================

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
  Dividends (net of withholding taxes of $585,574)                                      $      5,146,630
  Interest                                                                                        23,144
                                                                                        ----------------

      Total income                                                                             5,169,774
                                                                                        ----------------

EXPENSES:
  Management fee (Note 3)                                                                        899,273
  Shareholder service fee (Note 3) - Class III                                                   165,149
  12b-1 fee (Note 3) - Class M                                                                    70,625
  Administration fee (Note 3)  - Class M                                                          56,500
  Custodian fees                                                                                 450,432
  Transfer agent fees                                                                             23,920
  Audit and tax fees                                                                              29,808
  Legal fees                                                                                       4,508
  Trustees fees and related expenses (Note 3)                                                      2,081
  Registration fees                                                                               11,960
  Miscellaneous                                                                                    1,565
                                                                                        ----------------
      Total expenses                                                                           1,715,821
  Fees and expenses reimbursed by Manager (Note 3)                                               (69,467)
                                                                                        ----------------
      Net expenses                                                                             1,646,354
                                                                                        ----------------

        Net investment income                                                                  3,523,420
                                                                                        ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
      Investments (net of foreign capital gains tax and CPMF tax
        of $25,967 and $5,268, respectively) (Note 2)                                         28,029,857
      Foreign currency, forward contracts and foreign currency
        related transactions                                                                    (292,590)
                                                                                        ----------------

        Net realized gain                                                                     27,737,267
                                                                                        ----------------

  Change in net unrealized appreciation (depreciation) on:

      Investments                                                                            (52,794,913)
      Foreign currency, forward contracts and foreign currency related transactions               (7,590)
                                                                                        ----------------

        Net unrealized loss                                                                  (52,802,503)
                                                                                        ----------------

      Net realized and unrealized loss                                                       (25,065,236)
                                                                                        ----------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $    (21,541,816)
                                                                                        ================

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                               SIX MONTHS ENDED
                                                                AUGUST 31, 2004      YEAR ENDED
                                                                  (UNAUDITED)     FEBRUARY 29, 2004
                                                               ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                        $      3,523,420   $      3,583,705
  Net realized gain                                                  27,737,267         24,788,985
  Change in net unrealized appreciation (depreciation)              (52,802,503)        98,631,771
                                                               ----------------   ----------------
  Net increase (decrease) in net assets from operations             (21,541,816)       127,004,461
                                                               ----------------   ----------------

Distributions to shareholders from:
  Net investment income
      Class III                                                        (228,052)        (3,419,674)
      Class M                                                           (39,720)          (662,571)
                                                               ----------------   ----------------
        Total distributions from net investment income                 (267,772)        (4,082,245)
                                                               ----------------   ----------------
  Net realized gains
      Class III                                                     (12,029,726)        (3,567,682)
      Class M                                                        (3,352,333)          (770,686)
                                                               ----------------   ----------------
        Total distributions from net realized gains                 (15,382,059)        (4,338,368)
                                                               ----------------   ----------------

                                                                    (15,649,831)        (8,420,613)
                                                               ----------------   ----------------
  Net share transactions (Note 6):
      Class III                                                     (33,955,685)        59,346,080
      Class M                                                         3,326,757         40,639,294
                                                               ----------------   ----------------
  Increase (decrease) in net assets resulting from
    net share transactions                                          (30,628,928)        99,985,374
                                                               ----------------   ----------------

      Total increase (decrease) in net assets                       (67,820,575)       218,569,222

NET ASSETS:
  Beginning of period                                               308,190,077         89,620,855
                                                               ----------------   ----------------
  End of period (including accumulated
    undistributed net investment income of
    $1,858,815 and overdistributed net
    investment income of $1,396,833,
    respectively)                                              $    240,369,502   $    308,190,077
                                                               ================   ================

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS ENDED                         YEAR ENDED FEBRUARY 28/29,
                                      AUGUST 31, 2004   ------------------------------------------------------------------------
                                       (UNAUDITED)         2004         2003             2002           2001            2000
                                     ----------------   ----------   ----------       ----------     ----------       ----------
NET ASSET VALUE, BEGINNING OF PERIOD   $    14.99       $     8.54   $     9.65       $     8.81     $    11.41       $     5.74
                                       ----------       ----------   ----------       ----------     ----------       ----------
Income from investment operations:
    Net investment income                    0.19             0.18         0.08             0.14           0.08             0.05
    Net realized and unrealized
      gain (loss)                           (1.11)            6.71        (1.04)            0.77          (2.48)            5.63
                                       ----------       ----------   ----------       ----------     ----------       ----------
      Total from investment
        operations                          (0.92)            6.89        (0.96)            0.91          (2.40)            5.68
                                       ----------       ----------   ----------       ----------     ----------       ----------

Less distributions to shareholders:
    From net investment income              (0.02)           (0.22)       (0.15)           (0.07)            --               --
    From net realized gains                 (0.84)           (0.22)          --               --          (0.20)           (0.01)
                                       ----------       ----------   ----------       ----------     ----------       ----------

      Total distributions                   (0.86)           (0.44)       (0.15)           (0.07)         (0.20)           (0.01)
                                       ----------       ----------   ----------       ----------     ----------       ----------
NET ASSET VALUE, END OF  PERIOD        $    13.21       $    14.99   $     8.54       $     9.65     $     8.81       $    11.41
                                       ==========       ==========   ==========       ==========     ==========       ==========
TOTAL RETURN (a)                            (5.88)%**        81.45%      (10.15)%(b)       10.49%(b)     (21.27)%(b)       98.96%

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period
      (000's)                          $  186,044       $  249,844   $   89,042       $   72,405     $   52,239       $   65,191
    Net expenses to average
      daily net assets                       1.13%*           1.16%        1.27%            1.40%          1.40%            1.28%
    Net investment income to
      average daily net assets               1.31%(c)**       1.82%        0.78%            2.12%          0.91%            0.54%
    Portfolio turnover rate                    30%**            57%         108%             109%            98%             157%
    Fees and expenses
      reimbursed by the
      Manager to average
        daily net assets:                    0.05%*           0.06%        0.31%            0.17%          0.15%            0.17%
    Purchase premiums and
      redemption fees
      consisted of the
      following per share
        amounts: (d)                           --               --   $     0.00(e)    $     0.04     $     0.02               --

(a) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(b) Calculations exclude purchase premiums and redemption fees which are borne by the shareholder.
(c) The ratio for the six months ended August 31, 2004, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.
(d) Effective March 1, 2000, the Fund adopted the provision of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change. Amounts calculated using average shares outstanding throughout the period.
(e) Purchase premiums and redemption fees were less than $0.01 per share. The purchase premiums and redemption fees were rescinded effective April 1, 2002.
*    Annualized.
**   Not annualized.

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS M SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       SIX MONTHS ENDED        YEAR ENDED FEBRUARY 28/29,
                                                        AUGUST 31, 2004      -----------------------------
                                                         (UNAUDITED)             2004             2003(a)
                                                         ------------        ------------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $      14.91        $       8.51     $       9.85
                                                         ------------        ------------     ------------
Income from investment operations:
    Net investment income                                        0.17                0.11             0.01
    Net realized and unrealized gain (loss)                     (1.12)               6.71            (1.35)
                                                         ------------        ------------     ------------

        Total from investment operations                        (0.95)               6.82            (1.34)
                                                         ------------        ------------     ------------

Less distributions to shareholders:
    From net investment income                                  (0.01)              (0.20)              --
    From net realized gains                                     (0.84)              (0.22)              --
                                                         ------------        ------------     ------------

        Total distributions                                     (0.85)              (0.42)              --
                                                         ------------        ------------     ------------
NET ASSET VALUE, END OF PERIOD                           $      13.11        $      14.91     $       8.51
                                                         ============        ============     ============
TOTAL RETURN (b)                                                (6.09)%**           80.98%          (13.60)%**

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's)                    $     54,326        $     58,346     $        579
    Net expenses to average daily net assets                     1.43%*              1.45%            1.57%*
    Net investment income to average daily
      net assets                                                 1.17%(c)**          1.27%            0.20%*
    Portfolio turnover rate                                        30%**               57%             108%
    Fees and expenses reimbursed by the
      Manager to average daily net assets:                       0.05%*              0.06%            0.41%*

(a) Period from July 9, 2002 (commencement of operations) through February 28, 2003.
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(c) The ratio for the six months ended August 31, 2004, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.
*    Annualized.
**   Not annualized.

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (UNAUDITED)

1.   ORGANIZATION

     GMO Emerging Countries Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in equity securities traded in the securities markets of emerging countries of Asia, Latin America, the Middle East, Africa and Europe. The Fund's benchmark is the S&P/IFCI (Investable) Composite Index.

     Throughout the six months ended August 31, 2004, the Fund had two classes of shares outstanding: Class III and Class M. The principal economic difference between the classes of shares is Class III shares bear a shareholder service fee while Class M shares bear an administration fee and a 12b-1 fee (See Note 3).

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. The values of securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund's investments will be valued at "fair value", as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect its value. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. As of August 31, 2004, there were no outstanding forward foreign currency contracts.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2004, there were no outstanding futures contracts.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. As of August 31, 2004, there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. As of August 31, 2004, there were no open purchased option contracts.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     INDEXED SECURITIES
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. As of August 31, 2004, the Fund held no indexed securities.

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2004, there were no open swap agreements.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     income are generally withheld in accordance with the applicable country's tax treaty with the United States.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. The Fund has recorded a foreign tax receivable in respect to repatriation of capital gains taxes paid on foreign securities of $213,178 at August 31, 2004. The Fund has incurred $25,967 related to capital gain taxes which is included in net realized gain in the Statement of Operations.

     The Fund is subject to a Contribuicao Provisoria sobre Movimentacoes Financiera ("CPMF") tax which is applied to foreign exchange transactions representing capital inflows or outflows to the Brazilian market. The CPMF tax has been included in the net realized gain (loss) on investments throughout the year. The Fund has incurred $5,268 related to the CPMF tax which is included in net realized gain in the Statement of Operations.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     ALLOCATION OF OPERATING ACTIVITY
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata between the classes of shares of the Fund

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     based on the relative net assets of each class. Shareholder service, 12b-1, and administration fees, which are directly attributable to a class of shares, are charged to that class's operations.

     INVESTMENT RISK
     Investments in securities of issuers in emerging countries present certain risks that are not inherent in many other investments. Many emerging countries present elements of political and/or economic instability. The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging countries are relatively illiquid. Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of 0.65% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of 0.15% for Class III shares.

     Class M shares of the Fund pay GMO an administration fee monthly at an annual rate of 0.20% of average daily Class M net assets for support services provided to Class M shareholders.

     Fund Distributors, Inc. (the "Distributor") serves as the Fund's distributor. Pursuant to a Rule 12b-1 distribution plan adopted by the Fund, Class M shares of the Fund pay a fee, at the annual rate of 0.25% of average daily Class M net assets for any activities or expenses primarily intended to result in the sale of Class M shares of the Fund. This fee may be spent by the Distributor on personal services rendered to Class M shareholders of the Fund and/or maintenance of Class M shareholder accounts.

     GMO has entered into a binding agreement effective until at least June 30, 2005 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees (Class III only), administration fees (Class M only), 12b-1 fees (Class M only), fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses and transfer taxes) exceed 1.00% of the Fund's average daily net assets. Prior to June 30, 2003, GMO agreed to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceeded 1.25% and 1.55% of the Fund's average daily net assets for Class III and Class M, respectively.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2004 was $1,253. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2004 aggregated $79,448,816 and $117,390,739, respectively.

5.   PRINCIPAL SHAREHOLDERS AND RELATED PARTIES

     At August 31, 2004, 31.5% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the outstanding shares of the Fund. Investment activities of these shareholders may have a material effect on the Fund. At August 31, 2004, less than 0.1 % of the Fund was held by eleven related parties comprised of certain GMO employee accounts.

     As of August 31, 2004, greater than 10% of the Fund's shares were held by accounts for which the Manager has investment discretion.

6.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                             SIX MONTHS ENDED
                                              AUGUST 31, 2004               YEAR ENDED
                                                (UNAUDITED)              FEBRUARY 29, 2004
                                        ---------------------------  --------------------------
                                          SHARES         AMOUNT         SHARES       AMOUNT
                                        -----------  --------------  -----------  -------------
     Class III:
     Shares sold                          1,162,445  $   16,156,443   12,332,933  $ 125,864,439
     Shares issued to shareholders in
       reinvestment of distributions        803,026      10,150,248      398,921      5,181,351
     Shares repurchased                  (4,543,687)    (60,262,376)  (6,500,805)   (71,699,710)
                                        -----------  --------------  -----------  -------------
     Net increase (decrease)             (2,578,216) $  (33,955,685)   6,231,049  $  59,346,080
                                        ===========  ==============  ===========  =============

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

                                             SIX MONTHS ENDED
                                              AUGUST 31, 2004               YEAR ENDED
                                                (UNAUDITED)              FEBRUARY 29, 2004
                                        ---------------------------  --------------------------
                                          SHARES         AMOUNT         SHARES       AMOUNT
                                        -----------  --------------  -----------  -------------
     Class M:
     Shares sold                          1,142,111  $   15,961,021    5,942,439  $  63,088,565
     Shares issued to shareholders in
       reinvestment of distributions        270,283       3,392,052      110,703      1,433,257
     Shares repurchased                  (1,183,046)    (16,026,316)  (2,206,847)   (23,882,528)
                                        -----------  --------------  -----------  -------------
     Net increase                           229,348  $    3,326,757    3,846,295  $  40,639,294
                                        ===========  ==============  ===========  =============

7.   SUBSEQUENT EVENT

     Effective October 5, 2004, GMO Trust appointed a Chief Compliance Officer and adopted a compliance plan in accordance with Rule 38a-1 under the Investment Company Act of 1940, as amended.

GMO EMERGING COUNTRIES FUND
(A SERIES OF GMO TRUST)

FUND EXPENSES
AUGUST 31, 2004 (UNAUDITED)

     The Fund incurs ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees, 12b-1 fees and other expenses. The following tables, assuming a $1,000 investment in a class of shares, disclose the ending account value and operating expenses incurred for the six months ended August 31, 2004, based on, (1) the classes' actual return and actual expenses, and (2) a hypothetical annualized 5% return and the classes' actual expenses:

     Class III

                                                   OPERATING
                        BEGINNING      ENDING       EXPENSE
                          VALUE        VALUE       INCURRED *
     --------------------------------------------------------
     1) Actual         $  1,000.00   $   941.20     $  5.53
     2) Hypothetical      1,000.00     1,019.51        5.75

     *Expenses are calculated using the Class III annualized expense ratio for the six months ended August 31, 2004 of 1.13%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     Class M

                                                   OPERATING
                        BEGINNING      ENDING       EXPENSE
                          VALUE        VALUE       INCURRED *
     --------------------------------------------------------
     1) Actual         $  1,000.00   $   939.10    $  6.99
     2) Hypothetical      1,000.00     1,018.00       7.27

     *Expenses are calculated using the Class M annualized expense ratio for the six months ended August 31, 2004 of 1.43%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     You can estimate expenses incurred for the six months ended August 31, 2004 on your investment in a particular class of shares by dividing your investment value at August 31, 2004 by $1,000 and then multiplying that result by the operating expenses of the class owned as calculated above. You can also use this information to compare ongoing expenses of investing in the Fund with those of other mutual funds.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2004

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

Beginning January 29, 2005, the Fund will be filing its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission's website at www.sec.gov. When filed, the Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund's website at www.gmo.com.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- TABULAR HOLDINGS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     DESCRIPTION                                                                     % OF NET ASSETS
     -----------------------------------------------------------------------------------------------
     Argentina                                                                                   1.2%
     Brazil                                                                                     15.5
     Chile                                                                                       0.7
     China                                                                                       5.9
     Czech Republic                                                                              0.2
     Egypt                                                                                       0.6
     Hungary                                                                                     0.3
     India                                                                                       3.7
     Indonesia                                                                                   3.3
     Kazakhstan                                                                                  0.0
     Lebanon                                                                                     0.0
     Malaysia                                                                                    3.0
     Mexico                                                                                      6.0
     Philippines                                                                                 1.1
     Poland                                                                                      1.4
     Russia                                                                                      1.1
     South Africa                                                                                7.3
     South Korea                                                                                25.1
     Sri Lanka                                                                                   0.0
     Taiwan                                                                                     13.4
     Thailand                                                                                    1.6
     Turkey                                                                                      4.7
     Ukraine                                                                                     0.0
     United States                                                                               0.7
     Venezuela                                                                                   0.5
     Swaps                                                                                      (0.0)
     Short-Term Investments and Other Assets and Liabilities (net)                               2.7
                                                                                    ----------------
                                                                                               100.0%
                                                                                    ================

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES        DESCRIPTION                                                              VALUE ($)
--------------------------------------------------------------------------------------------------------
                   COMMON STOCKS -- 81.0%

                   ARGENTINA -- 1.2%
       3,084,120   Grupo Financiero Galicia SA ADR                                            15,667,329
       2,835,900   Petrobras Energia Participaciones SA ADR * (a)                             26,685,819
       1,716,350   Telecom Argentina SA ADR *                                                 15,653,112
         617,298   Tenaris SA ADR                                                             23,796,838
                                                                                        ----------------
                                                                                              81,803,098
                                                                                        ----------------

                   BRAZIL -- 4.6%
       5,543,899   Banco do Brasil SA                                                         45,836,874
         534,121   Banco do Brasil SA (Receipt Shares) *                                       4,416,104
         333,000   Compania de Concessoes Rodoviarias                                          4,144,050
     550,260,498   Compania Saneamento Basico SAO PA                                          26,139,719
       7,236,672   Compania Siderurgica Nacional SA                                          111,893,309
   2,246,668,000   Electrobas (Centro)                                                        30,793,063
       1,707,600   Petroleo Brasileiro SA (Petrobras)                                         52,631,108
         200,000   Petroleo Brasileiro SA (Petrobras) ADR                                      6,150,000
       3,045,204   Souza Cruz (Registered)                                                    29,901,764
         795,750   Vale Do Rio Doce                                                           15,193,317
                                                                                        ----------------
                                                                                             327,099,308
                                                                                        ----------------

                   CHILE -- 0.7%
         166,700   Banco de Chile ADR                                                          5,701,140
         515,200   Banco Santander Chile SA ADR                                               14,064,960
          57,800   Cristalerias de Chile SA ADR                                                1,606,840
         880,381   Enersis SA ADR                                                              5,828,122
         214,200   Lan Chile SA                                                                4,701,690
         327,300   Masisa SA ADR                                                               5,380,812
         799,775   Quinenco SA ADR                                                             7,869,786
          72,900   Sociedad Quimica y Minera de Chile ADR                                      3,260,088
                                                                                        ----------------
                                                                                              48,413,438
                                                                                        ----------------

                   CHINA -- 5.9%
      10,635,000   Angang New Steel Co Class H                                                 3,946,019
      23,868,000   China Everbright Ltd                                                        9,841,329

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES        DESCRIPTION                                                              VALUE ($)
--------------------------------------------------------------------------------------------------------
                   CHINA -- CONTINUED
      21,845,000   China Mobile Ltd                                                           63,902,356
         284,800   China Mobile Ltd ADR                                                        4,163,776
      41,771,000   China Petroleum & Chemical Corp Class H                                    16,409,146
       8,135,000   China Resources Enterprise Ltd                                             10,837,767
      50,800,000   China Telecom Corp Ltd                                                     16,367,474
         899,500   China Telecom Corp Ltd ADR                                                 28,990,885
      15,925,461   Chongqing Changan Automobile Co Ltd Class B                                10,305,677
      33,392,000   CNOOC Ltd                                                                  15,658,808
          52,000   CNOOC Ltd ADR                                                               2,428,400
          63,000   Cosco Pacific Ltd                                                              94,929
     100,980,826   Denway Motors Ltd                                                          40,026,208
      63,502,000   Guangdong Investments Ltd *                                                10,297,974
      14,063,000   Huaneng Power International Inc Class H                                    10,500,260
      23,604,000   Maanshan Iron & Steel Co Ltd Class H                                        8,297,464
     211,360,889   PetroChina Co Ltd Class H                                                 106,933,037
      11,379,000   Shanghai Industrial Holdings Ltd                                           20,992,055
       7,700,000   Top Form International Ltd                                                  1,143,951
       5,954,000   Weiqiao Textile Co                                                          9,530,278
      10,778,000   Yanzhou Coal Mining Co Ltd Class H                                         11,755,281
       2,698,000   Yip's Chemical Holdings Ltd                                                   540,641
      13,558,000   Zhejiang Expressway Co Ltd                                                  9,229,755
      10,459,918   Zhejiang Southeast Electric Power Co Class B                                6,817,775
                                                                                        ----------------
                                                                                             419,011,245
                                                                                        ----------------

                   CZECH REPUBLIC -- 0.2%
          99,000   Ceske Radiokomunikace *                                                     1,651,578
         170,400   Ceski Telecom AS                                                            2,163,803
         385,200   CEZ AS                                                                      3,021,206
          42,600   Komercni Banka AS                                                           4,568,396
             900   Philip Morris CR AS                                                           512,562
                                                                                        ----------------
                                                                                              11,917,545
                                                                                        ----------------

                   EGYPT -- 0.6%
       2,562,388   Commercial International Bank                                              10,348,841
         238,416   Eastern Tobacco Co                                                          3,343,551
       1,436,873   Egyptian International Pharmaceuticals Industries Co                        2,194,721

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES        DESCRIPTION                                                              VALUE ($)
--------------------------------------------------------------------------------------------------------
                   EGYPT -- CONTINUED
       1,128,157   MobiNil-Egyptian Mobile Services Co                                        17,264,993
         573,960   Orascom Telecommunications *                                               13,123,797
                                                                                        ----------------
                                                                                              46,275,903
                                                                                        ----------------

                   HUNGARY -- 0.3%
          42,700   Egis Rt                                                                     1,906,840
          89,300   MOL Magyar Olaj es Gazipari Rt (New Shares)                                 3,881,783
         699,800   OTP Bank                                                                   15,258,889
                                                                                        ----------------
                                                                                              21,047,512
                                                                                        ----------------

                   INDIA -- 3.1%
         275,000   Amtek Auto Ltd                                                              3,185,681
       5,244,265   Andhra Bank Ltd                                                             4,930,469
       2,200,458   Arvind Mills Ltd *                                                          3,855,177
         774,895   Bharat Electronics Ltd                                                      8,225,559
       5,344,686   Bharti Televentures *                                                      16,150,973
      11,000,000   Centurion Bank Ltd *                                                        1,709,990
           3,000   Cipla Ltd (Shares Under Objection) * (b)                                            1
          28,120   Crompton Greaves Ltd                                                          114,662
         239,963   Divi's Laboratories Ltd                                                     6,085,438
         700,000   D-Link India Ltd                                                            1,804,110
         203,900   Galaxy Entertainment Corp Ltd *                                               154,319
         596,722   Gammon India Ltd                                                            6,183,740
         187,092   Geodesic Information Systems Ltd                                            1,678,062
             200   HCL Infosystems Ltd (Shares Under Objection) * (b)                                 --
         155,789   Hero Honda Motors Ltd                                                       1,490,545
         383,500   Hexaware Technologies Ltd                                                   4,216,013
         308,420   Hughes Software Systems                                                     3,611,326
       7,074,779   Indian Overseas Bank                                                        6,826,792
         200,000   ING Vysya Bank Ltd                                                          1,246,049
             100   ITC Ltd (Shares Under Objection) * (b)                                             --
       2,855,774   Jain Irrigation Systems Ltd *                                               5,450,107
      12,269,719   Jaiprakash Associates Ltd                                                  37,276,436
       1,189,522   Jindal Steel & Power Ltd                                                   15,051,294
       1,745,000   KEC International Ltd *                                                     3,444,618

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES        DESCRIPTION                                                              VALUE ($)
--------------------------------------------------------------------------------------------------------
                   INDIA -- CONTINUED
         421,797   Lupin Ltd                                                                   6,119,931
         477,050   Maharashtra Seamless Ltd                                                    2,228,873
              87   Mahindra GESCO Developers Ltd *                                                    54
         476,089   Maruti Udyog Ltd                                                            3,924,190
          15,956   NIIT Technologies *                                                            64,158
         872,010   Omax Autos Ltd                                                              1,473,325
       1,150,000   Patni Computer Systems Ltd                                                  7,853,598
             900   Reliance Energy Ltd (Shares Under Objection) (b)                                   --
           7,133   Reliance Industries Ltd (Shares Under Objection) * (b)                              2
         179,500   Reliance Industries Ltd GDR 144A                                            3,830,530
       2,382,199   Sakthi Sugars Ltd *                                                         1,767,212
         677,900   SAW Pipes Ltd                                                               2,726,504
         910,000   Shasun Chemicals & Drugs Ltd (c)                                            8,282,188
         720,490   Sintex Industries Ltd                                                       3,262,905
         192,040   Sterlite Industries India                                                   2,150,110
         395,100   Tata Consultancy Services Ltd *                                             8,421,184
         470,192   Thermax Ltd (Preference Shares)                                                98,918
       3,065,000   Union Bank of India                                                         4,382,881
       1,344,635   United Phosphorus Ltd                                                      18,424,383
       5,604,372   Vijaya Bank India                                                           5,549,846
       1,900,000   Welspun India Ltd *                                                         3,986,954
       4,707,800   Welspun-Gujarat Stahl Ltd *                                                 3,588,543
             600   Wockhardt Ltd                                                                   3,818
                                                                                        ----------------
                                                                                             220,831,468
                                                                                        ----------------

                   INDONESIA -- 3.3%
      51,004,613   Astra International Tbk                                                    34,769,953
     195,863,514   Bank Central Asia Tbk                                                      37,774,762
      72,657,000   Bank NISP Tbk PT *                                                          4,169,704
       9,506,400   Bimantara Citra Tbk PT                                                      2,457,855
     163,629,000   Bumi Resources Tbk PT *                                                    10,990,062
       8,207,000   Ciputra Surya Tbk PT                                                          857,747
      21,555,500   HM Sampoerna Tbk                                                           12,253,302
      80,582,500   Indofood Sukses Makmur Tbk                                                  5,830,822
      29,943,000   Indonesian Satellite Corp Tbk PT                                           13,421,395

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES        DESCRIPTION                                                              VALUE ($)
--------------------------------------------------------------------------------------------------------
                   INDONESIA -- CONTINUED
         186,900   Indonesian Satellite Corp Tbk PT ADR (a)                                    4,164,132
       7,178,000   International Nickel                                                        6,231,620
      12,744,600   Limas Stokhomindo Tbk PT *                                                    666,012
      57,307,000   Mayora Indah Tbk                                                            5,424,115
      50,952,000   PT Bank Mandiri                                                             6,815,628
     111,057,500   PT Matahari Putra Prima Tbk                                                 5,971,909
      90,214,780   Telekomunikasi Indonesia Tbk PT                                            73,871,206
         301,969   Telekomunikasi Indonesia Tbk PT ADR                                         4,910,016
                                                                                        ----------------
                                                                                             230,580,240
                                                                                        ----------------

                   LEBANON -- 0.0%
          12,059   Banque Libanaise pour le Commerce Sal * (b)                                    35,695
                                                                                        ----------------

                   MALAYSIA -- 3.0%
      40,214,000   Arab-Malaysian Corp Berhad *                                               13,107,647
      15,366,000   Berjaya Sports Toto                                                        13,879,542
      32,421,000   Commerce Asset Holdings Berhad                                             39,207,227
       5,104,100   Edaran Otomobil Berhad                                                      4,015,315
       4,554,923   EON Capital Berhad                                                          6,225,861
       7,502,000   Highlands and Lowlands Berhad                                               7,107,553
      12,539,600   IJM Corp Berhad                                                            15,842,135
      10,484,000   Malaysian International Shipping Berhad (Foreign Registered)               34,473,323
      11,261,100   Maxis Communications Berhad                                                25,306,655
       3,491,700   Saship Holdings * (b) (d)                                                       9,189
      18,366,000   Telekom Malaysia Berhad                                                    51,212,624
                                                                                        ----------------
                                                                                             210,387,071
                                                                                        ----------------

                   MEXICO -- 6.0%
      11,702,900   Alfa SA de CV Class A                                                      38,442,621
       1,317,510   America Movil SA de CV Class L ADR                                         45,124,718
       6,157,289   Carso Global Telecom Class A *                                              9,020,560
          74,555   Cemex SA de CV ADR (Participating Certificates)                             2,109,907
       6,308,037   Cemex SA de CV CPO                                                         35,779,986
       1,576,334   Consorcio ARA SA de CV *                                                    4,222,756
      27,519,500   Corporacion GEO SA de CV Series B *                                        35,845,082

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES        DESCRIPTION                                                              VALUE ($)
--------------------------------------------------------------------------------------------------------
                   MEXICO -- CONTINUED
       3,065,000   Fomento Economico Mexicano SA de CV                                        13,255,509
       7,584,000   Grupo Cementos de Chihuahua SA de CV                                       12,422,959
       9,597,900   Grupo Financiero Banorte SA de CV                                          37,799,819
       8,232,755   Grupo Financiero Serfin SA de CV Class B * (b) (d)                              7,231
       9,040,000   Grupo Mexico SA Class B *                                                  32,236,090
       4,548,000   Grupo Televisa SA (Participating Certificates)                             10,945,079
       4,495,400   Telefonos de Mexico Class L ADR                                           145,606,006
       1,669,735   Wal-Mart de Mexico SA de CV Class V                                         5,316,226
                                                                                        ----------------
                                                                                             428,134,549
                                                                                        ----------------

                   PHILIPPINES -- 1.1%
     142,979,950   Ayala Land Inc                                                             13,514,564
       4,614,240   Bank of the Philippine Islands                                              3,409,412
      17,836,528   First Philippine Holdings *                                                 7,711,032
         164,212   Globe Telecom Inc                                                           2,559,452
       1,334,467   Philippine Long Distance Telephone *                                       30,131,809
         278,900   Philippine Long Distance Telephone ADR * (a)                                6,322,663
          50,000   Philippine Long Distance Telephone GDR 144A *                               2,400,000
       6,699,851   San Miguel Corp Class B                                                     8,217,923
      60,408,199   SM Prime Holdings                                                           6,119,644
                                                                                        ----------------
                                                                                              80,386,499
                                                                                        ----------------

                   POLAND -- 0.5%
         137,900   Bank Pekao SA                                                               4,429,013
         298,600   BRE Bank SA *                                                               8,100,438
       2,771,600   Polski Koncern Naftowy Orlen                                               24,517,881
                                                                                        ----------------
                                                                                              37,047,332
                                                                                        ----------------

                   RUSSIA -- 0.8%
         308,900   Lukoil ADR                                                                 36,450,200
         135,000   Russia Petroleum *                                                            405,000
      19,368,800   Silovye Mashiny *                                                             794,121
         141,150   Tatneft ADR                                                                 3,682,604
           2,400   Udmurtneft *                                                                  398,400

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES        DESCRIPTION                                                              VALUE ($)
--------------------------------------------------------------------------------------------------------
                   RUSSIA -- CONTINUED
          16,500   United Heavy Machinery ADR 144A *                                              74,250
         625,380   United Heavy Machinery Uralmash-Izhora Group ADR *                          2,814,210
         136,500   Vimpel-Communications ADR *                                                13,390,650
                                                                                        ----------------
                                                                                              58,009,435
                                                                                        ----------------

                   SOUTH AFRICA -- 7.3%
       5,759,140   ABSA Group Ltd                                                             47,768,178
       1,977,800   AECI Ltd                                                                    9,960,713
       9,484,030   African Bank Investments Ltd                                               16,928,985
         852,000   Anglo American Corp Plc                                                    19,284,058
       4,339,890   Foschini Ltd                                                               15,701,975
         160,000   Impala Platinum Holdings Ltd                                               13,411,193
      12,159,376   Iscor Ltd                                                                  84,162,154
       4,597,900   MTN Group Ltd                                                              21,132,484
       1,195,000   Naspers Ltd Class N                                                         8,800,532
      27,365,000   Old Mutual Plc                                                             52,354,564
       2,793,200   Premier Group Ltd *                                                             4,196
       5,323,770   Remgro Ltd                                                                 64,868,533
      30,750,257   Sanlam Ltd                                                                 41,522,375
       3,877,410   Sasol Ltd                                                                  66,300,405
       1,370,000   Standard Bank Investment Corp *                                             9,140,805
       2,414,341   Telkom SA Ltd                                                              28,821,165
         505,000   Tiger Brands Ltd                                                            7,254,854
       1,217,200   Tongaat-Hulett Group                                                        8,358,445
                                                                                        ----------------
                                                                                             515,775,614
                                                                                        ----------------

                   SOUTH KOREA -- 22.2%
          66,280   Amorepacific Corp                                                          12,625,777
       1,192,700   Cheil Industries Inc                                                       16,316,426
       1,080,191   Clover Hitech Co Ltd *                                                      5,748,092
          50,800   Daekyo Co Ltd                                                               2,284,534
         529,220   Daelim Industrial Co Ltd                                                   20,159,985
       3,327,500   Daesang Corp                                                                8,721,934
       1,424,200   Daewoo Engineering & Construction Co Ltd                                    6,036,002

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES        DESCRIPTION                                                              VALUE ($)
--------------------------------------------------------------------------------------------------------
                   SOUTH KOREA -- CONTINUED
       1,539,800   Daewoo Heavy Industries & Machinery Ltd *                                  12,006,450
       3,886,500   Daewoo Securities Co Ltd *                                                 11,753,438
       1,455,400   Daewoo Shipbuilding & Marine Engineering Co Ltd                            16,442,353
       2,030,400   Dongwon Financial Holding Co Ltd                                           10,670,971
         352,635   GS Holdings Corp *                                                          6,612,767
         971,700   Hana Bank                                                                  21,935,801
         196,765   Hanil Cement Manufacturing                                                  8,337,009
         882,500   Hanjin Shipping                                                            15,410,036
         145,300   Hankuk Electric Glass Co Ltd                                                5,688,032
       4,715,600   Hanwha Chemical Corp                                                       32,487,138
       3,143,948   Hanwha Corp                                                                25,196,527
         858,561   Hyosung Corp                                                                7,002,625
       1,184,790   Hyundai Industrial Development                                             12,951,326
       1,575,300   Hyundai Merchant Marine *                                                  14,466,735
         719,949   Hyundai Mipo Dockyard *                                                    12,950,029
         612,800   Hyundai Mobis                                                              30,212,590
       2,064,980   Hyundai Motor Co                                                           89,892,853
       4,454,700   Industrial Bank of Korea                                                   29,098,383
         630,800   INI Steel Co                                                                6,587,194
       1,988,900   Jusung Engineering Co Ltd *                                                14,813,789
       8,381,100   KIA Motors Corp                                                            73,763,470
         334,713   Korea Information Service Inc                                               6,476,892
       1,821,200   Korean Air Lines *                                                         25,918,902
       1,050,500   KT Corp                                                                    33,298,982
       2,620,100   KT&G Corp                                                                  66,838,386
         576,000   KT&G Corp GDR 144A                                                          7,286,400
         966,900   Kumho Industrial Co Ltd                                                     6,685,089
         961,300   LG Cable & Machinery Ltd                                                   13,829,831
         654,894   LG Chemical                                                                 8,668,405
         522,110   LG Electronics Inc                                                         25,046,399
         234,800   LG Engineering & Construction Ltd                                           4,431,287
         166,923   LG Home Shopping Inc                                                        6,736,174
       1,383,260   LG Industrial Systems Co Ltd *                                             19,763,852
       1,390,690   LG International Corp                                                      10,710,088
       1,636,100   LG Investment & Securities Co Ltd *                                        10,891,184

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES        DESCRIPTION                                                              VALUE ($)
--------------------------------------------------------------------------------------------------------
                   SOUTH KOREA -- CONTINUED
         200,700   NCSoft Corp *                                                              14,585,883
       1,119,800   Poongsan Corp                                                              10,636,181
         719,376   POSCO                                                                     103,172,151
       1,093,050   Samsung Electronics                                                       430,160,494
         459,100   Samsung SDI Co Ltd                                                         47,323,496
         771,370   Shinhan Financial Group Co Ltd                                             13,110,623
          61,000   Shinsegae Co Ltd                                                           16,024,124
       2,333,970   SK Corp                                                                    88,906,529
          48,400   SK Telecom Co Ltd                                                           7,286,451
       2,219,500   SK Telecom Co Ltd ADR (a)                                                  41,948,550
         613,500   SODIFF Advanced Materials Co Ltd                                            9,004,654
       2,295,700   Woori Finance Holdings Co Ltd                                              14,818,910
                                                                                        ----------------
                                                                                           1,573,732,183
                                                                                        ----------------

                   SRI LANKA -- 0.0%
         333,600   Lanka Walltile Ltd                                                            124,143
                                                                                        ----------------

                   TAIWAN -- 13.4%
      40,454,585   Acer Inc                                                                   54,079,247
      12,732,153   Advanced Semiconductor Engineering Inc *                                    9,313,473
      12,342,290   Ambassador Hotel *                                                          5,850,115
      45,088,374   Asustek Computer Inc                                                      101,077,035
      25,463,100   Benq Corp                                                                  26,142,914
       8,739,000   Cathay Financial Holding Co Ltd                                            15,337,125
      24,365,000   Cathay Real Estate Development Co Ltd                                      12,665,362
      24,793,851   Chang Hwa Commercial Bank *                                                13,546,955
      21,108,820   Cheng Loong Corp                                                            7,127,451
      70,039,000   China Bills Finance Corp                                                   20,957,998
     135,406,651   China Development Financial Holding Corp *                                 60,346,655
      30,940,506   China Life Insurance Co *                                                  16,106,333
      15,503,000   China Manmade Fibers *                                                      7,405,962
      24,958,000   China Motor Corp Ltd                                                       29,213,691
      13,740,830   China Steel Corp                                                           12,877,305
      25,483,371   Chinatrust Financial Holding Co                                            26,980,332
      32,169,108   Chung Hung Steel Corp *                                                    13,919,754

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES        DESCRIPTION                                                              VALUE ($)
--------------------------------------------------------------------------------------------------------
                   TAIWAN -- CONTINUED
      15,071,290   Chunghwa Picture Tubes Ltd *                                                6,581,779
      34,066,000   Chunghwa Telecom Co Ltd                                                    54,143,023
         845,220   Chunghwa Telecom Co Ltd ADR                                                14,419,453
      12,036,294   Compal Electronics Inc                                                     11,438,828
      10,682,323   Far Eastern Textile Co Ltd                                                  6,365,711
       2,829,600   Formosa Chemicals & Fibre Co                                                4,545,855
       5,912,000   Fubon Financial Holding Co Ltd                                              5,446,960
      13,681,302   GigaByte Technology Co Ltd                                                 17,090,133
       9,823,456   Hon Hai Precision Industry Co Ltd                                          32,269,129
      18,070,500   International Bank of Taipei                                               12,013,644
      34,153,016   Inventec Co Ltd                                                            18,353,734
      10,121,100   Lite-On Technology Corp                                                     9,486,361
      81,127,000   Macronix International *                                                   20,714,793
         345,579   MediaTek Inc                                                                2,445,148
      39,583,000   Mega Financial Holdings Co Ltd                                             24,056,440
      13,326,500   Micro-Star International Co Ltd                                            10,712,486
       6,592,238   Nan Ya Plastic Corp                                                         9,133,929
       1,841,000   Optimax Technology Corp                                                     4,427,107
       4,679,000   Oriental Union Chemical                                                     4,662,120
         156,916   Prodisc Technology Inc                                                         78,826
       2,485,870   Quanta Computer Inc                                                         4,250,604
       9,068,197   Realtek Semiconductor Corp                                                 10,620,233
       6,632,000   Shin Kong Financial Holdings                                                4,916,837
      14,544,073   Sinopac Holdings Co                                                         7,331,298
       3,849,000   Taiwan Cellular Corp                                                        3,631,844
      51,959,949   Taiwan Cement Corp                                                         26,063,929
       7,431,767   Taiwan Semiconductor Manufacturing Co Ltd                                  10,344,522
         135,781   Taiwan Semiconductor Manufacturing Co Ltd ADR                               1,025,147
      64,784,000   Tatung Co *                                                                27,066,923
     107,999,125   United Microelectronics Corp *                                             73,080,889
         796,221   United Microelectronics Corp ADR * (a)                                      3,025,640
      70,113,000   Walsin Lihwa Corp *                                                        34,563,814
       5,423,841   Wintek Corp                                                                 5,702,363
      30,657,040   Yageo Corp *                                                               12,792,920
       6,491,000   Yieh Phui Enterprise                                                        4,596,311
      18,121,105   Yulon Motor Co Ltd                                                         17,951,393
                                                                                        ----------------
                                                                                             948,297,833
                                                                                        ----------------

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES        DESCRIPTION                                                              VALUE ($)
--------------------------------------------------------------------------------------------------------
                   THAILAND -- 1.6%
      23,772,500   Advanced Info Service Pcl (Foreign Registered) (b)                         53,937,605
       1,709,700   Bangkok Dusit Medical Service Pcl (Foreign Registered) (b)                    529,535
      21,627,000   Central Pattana Pcl (Foreign Registered) (b)                                4,413,673
         662,562   Golden Land Property (Foreign Registered) * (b)                               138,398
      21,068,557   Golden Land Property NVDR *                                                 4,400,875
      13,394,100   Home Product Center Pcl (Foreign Registered) (b)                            1,369,961
      12,869,250   Krungthai Card Pcl (Foreign Registered) (b)                                 7,353,857
       7,766,000   Land & House Pcl (Foreign Registered)                                       1,845,940
      22,539,300   Land & House Pcl NVDR                                                       4,924,553
       6,128,900   PTT Pcl (Foreign Registered) (b)                                           22,072,869
      16,716,000   Saha Pathana International Holdings Pcl (Foreign Registered) (b)            5,618,824
      40,518,166   Sansiri Pcl (Foreign Registered) (b)                                        3,385,431
       3,108,050   Star Block Co Ltd (Foreign Registered) * (b) (d)                                  746
      26,796,000   Vanachai Group Pcl (Foreign Registered) (b)                                 6,015,429
                                                                                        ----------------
                                                                                             116,007,696
                                                                                        ----------------

                   TURKEY -- 4.7%
   1,852,764,700   Ak Enerji Elektrik Uretim *                                                 8,138,453
  20,412,734,158   Akbank TAS                                                                 87,036,590
     844,339,600   Anadolu Isuzu Otomotiv Sanay *                                              5,090,363
  12,306,903,682   Dogan Sirketler Grubu Holdings AS *                                        21,102,011
   2,989,144,700   Doktas Dokumculuk Ticaret *                                                 4,136,180
  16,434,960,681   Finansbank *                                                               19,159,572
      81,588,000   Galatasaray Sportif Sinai ve Ticari Yatirimlar AS                           3,901,079
      42,150,000   Medya Holding AS * (b) (d)                                                         --
   5,675,723,287   Trakya Cam Sanayii                                                         14,486,673
   2,218,842,663   Tupras Turkiye Petrol Rafine                                               17,105,396
   5,581,801,644   Turkcell Iletisim Hizmet AS                                                20,409,069
  14,733,413,675   Turkiye Garanti Bankasi Class C *                                          48,278,766
  18,025,326,765   Turkiye IS Bankasi Class C                                                 59,691,310
   5,860,796,200   Vestel Elektronik Sanayi *                                                 21,266,153
                                                                                        ----------------
                                                                                             329,801,615
                                                                                        ----------------

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES        DESCRIPTION                                                              VALUE ($)
--------------------------------------------------------------------------------------------------------
                   VENEZUELA -- 0.5%
       1,703,012   Compania Anonima Nacional Telefonos de Venezuela (CANTV) ADR               33,753,698
                                                                                        ----------------

                   TOTAL COMMON STOCKS (COST $4,993,608,284)                               5,738,473,120
                                                                                        ----------------

                   PREFERRED STOCKS -- 14.0%

                   BRAZIL -- 10.9%
         392,851   Banco Bradesco SA                                                          19,113,480
     547,762,997   Banco Itau Holding Financeira SA                                           55,467,307
      25,598,000   Belgo Mineira (Registered)                                                 10,394,551
   1,249,931,635   Brasil Telecom Participacoes SA 2.19%                                       8,084,283
           4,500   Brasil Telecom Participacoes SA ADR                                           146,835
      47,358,998   Caemi Mineracao e Metalurgica SA                                           25,350,708
   2,660,492,860   Centrais Electricas Brasileiras SA Class B 9.83%                           34,478,464
     127,210,000   Compania de Gas de Sao Paulo                                                9,368,346
   1,895,760,000   Compania Energetica de Minas Gerais 2.88%                                  34,903,185
   4,072,811,000   Compania Paranaense de Energia                                             13,886,161
         866,700   Compania Vale do Rio Doce Class A                                          14,166,246
       3,494,726   Gerdau SA                                                                  57,729,108
      64,821,925   Investimentos Itau SA 2.68%                                                79,342,213
       8,746,913   Petroleo Brasileiro SA (Petrobras) 3.01%                                  244,543,766
         521,700   Petroleo Brasileiro SA ADR 6.93%                                           14,550,213
      10,261,823   Sadia SA                                                                   17,493,732
   1,448,188,248   Siderurgica de Tubarao 3.50%                                               60,485,189
  13,527,828,000   Tele Centro Oeste Celular Participacoes SA 6.78%                           42,294,641
         407,300   Tele Centro Oeste Celular SA ADR 2.38%                                      3,869,350
         477,603   Telemar Norte Leste SA                                                      8,746,013
      16,756,437   Unipar, Class B 2.52%                                                      19,310,180
                                                                                        ----------------
                                                                                             773,723,971
                                                                                        ----------------

                   INDIA -- 0.1%
       1,705,060   CBAY Systems Ltd Series E (c)                                               3,290,766
                                                                                        ----------------

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     SHARES        DESCRIPTION                                                              VALUE ($)
--------------------------------------------------------------------------------------------------------
                   RUSSIA -- 0.1%
         100,800   Red October 144A                                                              201,600
           5,325   Transneft                                                                   4,419,750
                                                                                        ----------------
                                                                                               4,621,350
                                                                                        ----------------

                   SOUTH KOREA -- 2.9%
         584,700   Hyundai Motor Co 5.05%                                                     12,913,001
         679,400   LG Electronics Inc                                                         17,987,481
         678,453   Samsung Electronics (Non Voting) 4.08%                                    175,759,466
                                                                                        ----------------
                                                                                             206,659,948
                                                                                        ----------------

                   TOTAL PREFERRED STOCKS (COST $641,688,072)                                988,296,035
                                                                                        ----------------

                   PRIVATE EQUITY SECURITIES -- 0.9%

                   INDIA -- 0.0%
         524,200   U TV Software Comm Ltd * (b) (c)                                              282,771
                                                                                        ----------------

                   POLAND -- 0.9%
      21,635,077   CHP Investors (Multimedia) * (b) (c)                                       40,799,428
      25,091,031   MHP Investors (Tri Media Holdings Ltd) * (b) (c)                           13,930,540
       9,204,400   Polimex Investment Partners (Polimex Construction) * (b) (c)                7,271,476
                                                                                        ----------------
                                                                                              62,001,444
                                                                                        ----------------

                   RUSSIA -- 0.0%
         124,330   Divot Holdings NV * (b) (c) (d)                                                 1,243
          90,000   Divot Holdings NV * (b) (c) (d)                                                   900
          46,624   Divot Holdings NV, Convertible Securities * (b) (c) (d)                           466
                                                                                        ----------------
                                                                                                   2,609
                                                                                        ----------------

                   SRI LANKA -- 0.0%
       1,591,169   Millenium Information Technology * (b) (c)                                    787,470
                                                                                        ----------------

                   TOTAL PRIVATE EQUITY SECURITIES (COST $65,609,989)                         63,074,294
                                                                                        ----------------

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     UNITS/
  PAR VALUE ($)    DESCRIPTION                                                                       VALUE ($)
------------------------------------------------------------------------------------------------------------------
                   DEBT OBLIGATIONS -- 0.7%

                   UNITED STATES -- 0.7%
       5,815,000   U.S. Treasury Inflation Indexed Note, 4.25%, due 01/15/10 (h) (g)                     7,616,871
      33,070,000   U.S. Treasury Inflation Indexed Note, 3.88%, due 01/15/09 (g)                        43,066,862
                                                                                                  ----------------
                                                                                                        50,683,733
                                                                                                  ----------------

                   TOTAL DEBT OBLIGATIONS (COST $50,258,582)                                            50,683,733
                                                                                                  ----------------

                   RIGHTS AND WARRANTS -- 0.4%

                   INDIA -- 0.4%
       4,331,067   Arvind Warrants, Expires 12/6/04 (Goldman Sachs) * (f) (g)                            7,607,053
       2,000,000   CBAY Systems Ltd Warrants, Expires 12/31/05 * (b) (c)                                        --
       4,400,000   Centurion Bank Ltd Rights, Expires 9/17/04 *                                            303,808
         542,835   Hero Honda Motors Ltd Warrants, Expires 5/5/06 (Merrill Lynch) (f) (g)                5,177,108
         354,315   Hughes Software Systems Warrants, Expires 7/8/05 (JP Morgan Chase) * (f) (g)          4,161,737
         294,128   ING Vysya Bank Ltd Warrants, Expires 1/25/05 (Goldman Sachs) (f) (g)                  1,862,091
         161,000   Reliance Industries Ltd Warrants, Expires 4/4/05 (JP Morgan Chase) (f) (g)            1,697,153
          96,020   Sterlite Industries India Rights, Expires 9/6/04 *                                           --
          32,542   Uniphos Enterprises Ltd Warrants, Expires 1/28/09 (Merrill Lynch) * (f) (g)               6,846
         476,330   United Phosphorus Ltd Warrants, Expires 1/28/09 (Merrill Lynch) * (f) (g)             6,526,476
                                                                                                  ----------------
                                                                                                        27,342,272
                                                                                                  ----------------

                   THAILAND -- 0.0%
       2,689,393   Telecomasia Corp Pcl Warrants, Expires 4/03/08 * (b)                                         --
                                                                                                  ----------------

                   TOTAL RIGHTS AND WARRANTS (COST $17,304,655)                                         27,342,272
                                                                                                  ----------------

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

     UNITS/
  PAR VALUE ($)    DESCRIPTION                                                             VALUE ($)
--------------------------------------------------------------------------------------------------------
                   INVESTMENT FUNDS -- 0.3%

                   INDIA -- 0.1%
             170   SPG Infinity Technology Fund I (b) (c)                                        891,310
       1,371,900   TDA India Technology Fund II LP * (b) (c)                                     763,709
          10,400   UTI Masterplus 1991 Units *                                                     5,689
             100   UTI Masterplus 1991 Units (Shares Under Objection) * (b)                           --
                                                                                        ----------------
                                                                                               1,660,708
                                                                                        ----------------

                   KAZAKHSTAN -- 0.0%
         450,000   Kazakhstan Investment Fund * (b) (c)                                          399,721
                                                                                        ----------------

                   POLAND -- 0.0%
       1,749,150   The Emerging Europe Fund II, LP * (b) (c)                                     340,942
                                                                                        ----------------

                   RUSSIA -- 0.2%
       9,500,000   NCH Eagle Fund LP * (b) (c)                                                15,391,699
                                                                                        ----------------

                   UKRAINE -- 0.0%
          16,667   Societe Generale Thalmann Ukraine Fund * (b) (c)                               83,244
                                                                                        ----------------

                   TOTAL INVESTMENT FUNDS (COST $17,443,773)                                  17,876,314
                                                                                        ----------------

                   MUTUAL FUNDS -- 0.0%

                   UNITED STATES -- 0.0%
           8,064   GMO Special Purpose Holding Fund (e)                                          141,852
                                                                                        ----------------

                   TOTAL MUTUAL FUNDS (COST $72,016)                                             141,852
                                                                                        ----------------

                   CONVERTIBLE SECURITIES -- 0.0%

                   MALAYSIA -- 0.0%
         911,400   Berjaya Sports Toto Berhad, 8.00%, due 06/25/12                               762,698
                                                                                        ----------------

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

  PAR VALUE ($)    DESCRIPTION                                                              VALUE ($)
--------------------------------------------------------------------------------------------------------
                   RUSSIA -- 0.0%
          56,000   Lukinter Finance BV, 3.50%, due 11/29/07 *                                     87,080
                                                                                        ----------------

                   TOTAL CONVERTIBLE SECURITIES (COST $775,821)                                  849,778
                                                                                        ----------------

                   SHORT-TERM INVESTMENTS -- 2.5%

                   CASH EQUIVALENTS -- 2.5%
     140,500,000   Royal Bank Canada Time Deposit, 1.55%, due 09/01/04                       140,500,000
      40,063,496   The Boston Global Investment Trust (i)                                     40,063,496
                                                                                        ----------------
                                                                                             180,563,496
                                                                                        ----------------

                   TOTAL SHORT-TERM INVESTMENTS (COST $180,563,496)                          180,563,496
                                                                                        ----------------

                   TOTAL INVESTMENTS -- 99.8%
                   (Cost $5,967,324,688)                                                   7,067,300,894

                   Other Assets and Liabilities (net) -- 0.2%                                 14,683,308
                                                                                        ----------------

                   TOTAL NET ASSETS -- 100.0%                                           $  7,081,984,202
                                                                                        ================

                   NOTES TO SCHEDULE OF INVESTMENTS:

                   144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.
                   ADR - American Depositary Receipt
                   Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.
                   GDR - Global Depository Receipt
                   NVDR - Non-Voting Depository Receipt

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

                   *   Non-income producing security.
                   (a) All or a portion of this security is out on loan (Note
                       2).
                   (b) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note
                       2).
                   (c) Direct placement securities are restricted as to resale.
                   (d) Bankrupt issuer.
                   (e) Affiliated issuer.
                   (f) Structured warrants with risks similar to equity swaps.
                   (g) Indexed security in which price and/or coupon is linked to prices of other securities, securities indices, or other financial indicators (Note 2).
                   (h) All or a portion of this security is held as collateral for open swap contracts (Note 2).
                   (i) Investment of security lending collateral (Note 2).

     Additional information on each restricted security is as follows:

                                                                                                    MARKET
                                                                                                  VALUE AS A
                                                                                                  PERCENTAGE          MARKET
                                                              ACQUISITION        ACQUISITION       OF FUND'S        VALUE AS OF
     ISSUER, DESCRIPTION                                         DATE               COST          NET ASSETS      AUGUST 31, 2004
     --------------------------------------------------   ------------------   --------------   --------------    ---------------
     CBAY Systems Ltd Series E                                 05/06/03        $    3,444,220             0.05%   $     3,290,766
     CBAY Systems Ltd Warrants, Expires 12/31/05               01/02/04                     0             0.00                  0
     CHP Investors (Multimedia)                           12/13/99 - 3/05/01       22,825,006             0.58         40,799,428
     Divot Holdings NV, Private Equity Securities              9/21/01                124,330             0.00              1,243
     Divot Holdings NV, Private Equity Securities              6/26/00              1,502,100             0.00                900
     Divot Holdings NV, Convertible Securities                 3/27/02                 46,624             0.00                466
     Kazakhstan Investment Fund                                10/16/97             3,285,000             0.01            399,721
     MHP Investors (Tri Media Holdings Ltd)                    11/27/01            26,147,396             0.20         13,930,540
     Millenium Information Technology                          10/21/99             2,252,570             0.01            787,470
     NCH Eagle Fund LP                                         1/21/97              9,500,000             0.22         15,391,699
     Polimex Investment Partners (Polimex Construction)   7/07/99 - 9/21/01         9,707,005             0.10          7,271,476
     Shasun Chemicals & Drugs Ltd                              11/06/03             4,901,004             0.12          8,282,188
     Societe Generale Thalmann Ukraine Fund                    7/15/97              1,123,189             0.00             83,244
     SPG Infinity Technology Fund I                            12/23/99             1,190,000             0.01            891,310
     TDA India Technology Fund II LP                      2/23/00 - 3/23/04         1,371,900             0.01            763,709
     The Emerging Europe Fund II, LP                      12/05/97 - 3/17/00        1,749,150             0.00            340,942
     U TV Software Comm Ltd                                    2/29/00              3,004,959             0.00            282,771

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     At August 31, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                                   GROSS UNREALIZED            GROSS UNREALIZED             NET UNREALIZED
       AGGREGATE COST                APPRECIATION                DEPRECIATION                APPRECIATION
     ------------------            ----------------            ----------------            ----------------
     $    5,987,027,337            $  1,328,308,573            $   (248,035,016)           $  1,080,273,557

     A summary of outstanding financial instruments at August 31, 2004 is as follows:

     SWAP AGREEMENTS

                                                                                            NET UNREALIZED
          NOTIONAL        EXPIRATION                                                         APPRECIATION
          AMOUNT             DATE                         DESCRIPTION                       (DEPRECIATION)
     ------------------   ----------   --------------------------------------------------  ----------------
     TOTAL RETURN SWAPS

         13,201,889 USD    9/13/04     Agreement with Merrill Lynch International dated    $       (690,641)
                                       9/09/03 to receive the notional amount multiplied
                                       by the return on the MSCI Taiwan Index and to pay
                                       the notional amount multiplied by the 3 month
                                       LIBOR adjusted by a specified spread.

         10,240,014 USD     5/5/05     Agreement with Merrill Lynch International dated             219,453
                                       5/20/04 to receive the notional amount multiplied
                                       by the return on the MSCI India Index and to pay
                                       the notional amount multiplied by the 3 month
                                       LIBOR adjusted by a specified spread.

          9,989,889 USD     7/8/05     Agreement with Deutsche Bank AG dated 6/30/04 to            (677,845)
                                       receive return on shares of OAO Gazprom and to pay
                                       the weekly LIBOR adjusted by a specified spread.

          9,942,630 USD    7/11/05     Agreement with Deutsche Bank AG dated 7/01/04 to            (944,357)
                                       receive return on shares of OAO Gazprom and to pay
                                       the weekly LIBOR adjusted by a specified spread.

          5,052,720 USD    7/12/05     Agreement with Deutsche Bank AG dated 7/02/04 to            (406,887)
                                       receive return on shares of OAO Gazprom and to pay
                                       the weekly LIBOR adjusted by a specified spread.
                                                                                           ----------------
                                                                                           $     (2,500,277)
                                                                                           ================

                   See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- INDUSTRY SECTOR SUMMARY
(SHOWING PERCENTAGE OF EQUITY INVESTMENTS)
AUGUST 31, 2004 (UNAUDITED)

     At August 31, 2004, industry sector diversification of the Fund's equity investments was as follows:

          INDUSTRY SECTOR
          ----------------------------------------------------------------------
          Financials                                                        19.0%
          Information Technology                                            17.6
          Telecommunication Services                                        14.5
          Materials                                                         13.1
          Energy                                                            11.5
          Consumer Discretionary                                             9.5
          Industrials                                                        7.2
          Consumer Staples                                                   3.2
          Utilities                                                          2.8
          Health Care                                                        0.4
          Miscellaneous                                                      1.2
                                                                       ---------
                                                                           100.0%
                                                                       =========

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2004 (UNAUDITED)

ASSETS:
     Investments in unaffiliated issuers, at value, including securities on loan of
       $38,367,078 (cost $5,967,252,672) (Note 2)                                       $  7,067,159,042
     Investments in affiliated issuers, at value (cost $72,016) (Notes 2 and 7)                  141,852
     Cash                                                                                        977,197
     Foreign currency, at value (cost $20,890,232) (Note 2)                                   20,864,679
     Receivable for investments sold                                                          41,438,701
     Receivable for Fund shares sold                                                           3,703,580
     Dividends and interest receivable                                                        24,151,068
     Foreign taxes receivable                                                                  3,677,436
     Receivable for expenses reimbursed by Manager (Note 3)                                       40,114
                                                                                        ----------------

       Total assets                                                                        7,162,153,669
                                                                                        ----------------

LIABILITIES:
     Payable for investments purchased                                                        21,047,693
     Payable upon return of securities loaned (Note 2)                                        40,063,496
     Payable for Fund shares repurchased                                                         500,000
     Accrued capital gain and repatriation taxes payable (Note 2)                              6,732,233
     Payable to affiliate for (Note 3):
       Management fee                                                                          4,697,356
       Shareholder service fee                                                                   680,027
       Trustees fee                                                                               15,247
     Net payable for open swap contracts (Note 2)                                              2,187,962
     Accrued expenses                                                                          4,245,453
                                                                                        ----------------

       Total liabilities                                                                      80,169,467
                                                                                        ----------------
NET ASSETS                                                                              $  7,081,984,202
                                                                                        ================

NET ASSETS CONSIST OF:
     Paid-in capital                                                                    $  5,511,430,086
     Accumulated undistributed net investment income                                          45,939,993
     Accumulated net realized gain                                                           433,811,036
     Net unrealized appreciation                                                           1,090,803,087
                                                                                        ----------------
                                                                                        $  7,081,984,202
                                                                                        ================

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2004 (UNAUDITED) --
(CONTINUED)

NET ASSETS ATTRIBUTABLE TO:
     Class III shares                                                                   $  3,376,519,601
                                                                                        ================
     Class IV shares                                                                    $  2,269,655,905
                                                                                        ================
     Class V shares                                                                     $    108,327,234
                                                                                        ================
     Class VI shares                                                                    $  1,327,481,462
                                                                                        ================

SHARES OUTSTANDING:
     Class III                                                                               228,672,628
                                                                                        ================
     Class IV                                                                                153,941,712
                                                                                        ================
     Class V                                                                                   7,340,206
                                                                                        ================
     Class VI                                                                                 89,986,232
                                                                                        ================

NET ASSET VALUE PER SHARE:
     Class III                                                                          $          14.77
                                                                                        ================
     Class IV                                                                           $          14.74
                                                                                        ================
     Class V                                                                            $          14.76
                                                                                        ================
     Class VI                                                                           $          14.75
                                                                                        ================

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
     Dividends (net of withholding taxes of $13,679,661)                                $    130,524,558
     Interest (including securities lending income of $79,984)                                 2,080,897
     Dividends from affiliated issuers (Note 7)                                                  106,656
                                                                                        ----------------

           Total income                                                                      132,712,111
                                                                                        ----------------

EXPENSES:
     Management fee (Note 3)                                                                  27,937,537
     Shareholder service fee (Note 3) - Class III                                              2,761,732
     Shareholder service fee (Note 3) - Class IV                                               1,002,112
     Shareholder service fee (Note 3) - Class V                                                  137,566
     Shareholder service fee (Note 3) - Class VI                                                 270,429
     Custodian fees                                                                            5,327,536
     Transfer agent fees                                                                          33,764
     Audit and tax fees                                                                           81,328
     Legal fees                                                                                  114,356
     Trustees fees and related expenses (Note 3)                                                  50,840
     Registration fees                                                                            19,320
     Miscellaneous                                                                                35,144
                                                                                        ----------------
         Total expenses                                                                       37,771,664
     Fees and expenses reimbursed by Manager (Note 3)                                           (239,108)
                                                                                        ----------------
         Net expenses                                                                         37,532,556
                                                                                        ----------------

           Net investment income                                                              95,179,555
                                                                                        ----------------

REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) on:
         Investments (net of foreign capital gains tax and CPMF tax of $2,333,717 and
           $136,557, respectively)                                                           465,700,511
         Closed swap contracts                                                                 2,743,798
         Foreign currency, forward contracts and foreign currency related transactions        (5,596,339)
                                                                                        ----------------

           Net realized gain                                                                 462,847,970
                                                                                        ----------------

     Change in net unrealized appreciation (depreciation) on:
         Investments (net of foreign capital gains tax accrual of $6,732,233) (Note 2)      (987,831,780)
         Open swap contracts                                                                  (6,060,869)
         Foreign currency, forward contracts and foreign currency related transactions          (154,393)
                                                                                        ----------------

           Net unrealized loss                                                              (994,047,042)
                                                                                        ----------------

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

         Net realized and unrealized loss                                                   (531,199,072)
                                                                                        ----------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $   (436,019,517)
                                                                                        ================

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                       SIX MONTHS ENDED
                                                                        AUGUST 31, 2004         YEAR ENDED
                                                                          (UNAUDITED)        FEBRUARY 29, 2004
                                                                       -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
     Net investment income                                             $      95,179,555     $      81,745,351
     Net realized gain                                                       462,847,970           380,067,313
     Change in net unrealized appreciation (depreciation)                   (994,047,042)        2,185,930,521
                                                                       -----------------     -----------------
     Net increase (decrease) in net assets from operations                  (436,019,517)        2,647,743,185
                                                                       -----------------     -----------------

Distributions to shareholders from:
     Net investment income
      Class III                                                              (17,112,235)          (59,919,466)
      Class IV                                                                (9,863,192)          (27,150,683)
      Class V                                                                 (1,769,486)           (1,361,896)
      Class VI                                                                (5,039,818)           (8,877,816)
                                                                       -----------------     -----------------
        Total distributions from net investment income                       (33,784,731)          (97,309,861)
                                                                       -----------------     -----------------

     Net realized gains
      Class III                                                                 (244,461)                   --
      Class IV                                                                  (136,989)                   --
      Class V                                                                    (24,240)                   --
      Class VI                                                                   (69,039)                   --
                                                                       -----------------     -----------------
        Total distributions from net realized gains                             (474,729)                   --
                                                                       -----------------     -----------------

                                                                             (34,259,460)          (97,309,861)
                                                                       -----------------     -----------------
     Net share transactions (Note 6):
      Class III                                                             (397,346,306)        1,301,379,499
      Class IV                                                               553,090,727            43,777,851
      Class V                                                               (236,251,325)          311,516,561
      Class VI                                                               487,239,510           695,037,226
                                                                       -----------------     -----------------
     Increase in net assets resulting from net share transactions            406,732,606         2,351,711,137
                                                                       -----------------     -----------------

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)

                                                                         SIX MONTHS ENDED
                                                                          AUGUST 31, 2004         YEAR ENDED
                                                                            (UNAUDITED)        FEBRUARY 29, 2004
                                                                         -----------------     -----------------
     Purchase premiums and redemption fees (Notes 2 and 6):
      Class III                                                          $       2,488,182     $      15,077,204
      Class IV                                                                     277,907             3,088,281
      Class V                                                                           --                 1,500
      Class VI                                                                   1,827,080             1,018,454
                                                                         -----------------     -----------------
     Increase in net assets resulting from net purchase premiums
       and redemption fees                                                       4,593,169            19,185,439
                                                                         -----------------     -----------------

Total increase in net assets resulting from net share transactions
   and net purchase premiums and redemption fees                               411,325,775         2,370,896,576
                                                                         -----------------     -----------------

      Total increase (decrease) in net assets                                  (58,953,202)        4,921,329,900

NET ASSETS:
     Beginning of period                                                     7,140,937,404         2,219,607,504
                                                                         -----------------     -----------------
     End of period (including accumulated undistributed net
       investment income of $45,939,993 and distributions in excess of
       net investment income of $15,454,831, respectively)               $   7,081,984,202     $   7,140,937,404
                                                                         =================     =================

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                SIX MONTHS ENDED                                YEAR ENDED FEBRUARY 28/29,
                                AUGUST 31, 2004         ---------------------------------------------------------------------------
                                  (UNAUDITED)              2004            2003            2002             2001            2000
                                ---------------         ----------      ----------      ----------       ----------      ----------
NET ASSET VALUE,
  BEGINNING OF PERIOD           $         15.78         $     8.82      $     9.84      $     9.04       $    11.16      $     6.31
                                ---------------         ----------      ----------      ----------       ----------      ----------

Income from investment
  operations:
   Net investment income +                 0.20               0.23            0.11            0.18             0.17            0.13
   Net realized and unrealized
     gain (loss)                          (1.14)              6.97           (1.00)           0.80            (2.27)           4.77
                                ---------------         ----------      ----------      ----------       ----------      ----------

      Total from investment
        operations                        (0.94)              7.20           (0.89)           0.98            (2.10)           4.90
                                ---------------         ----------      ----------      ----------       ----------      ----------

Less distributions to
  shareholders:
     From net investment income           (0.07)             (0.24)          (0.13)          (0.18)           (0.02)          (0.05)
     From net realized gains              (0.00)(a)             --              --              --               --              --
                                ---------------         ----------      ----------      ----------       ----------      ----------

      Total distributions                 (0.07)             (0.24)          (0.13)          (0.18)           (0.02)          (0.05)
                                ---------------         ----------      ----------      ----------       ----------      ----------

NET ASSET VALUE, END OF PERIOD  $         14.77         $    15.78      $     8.82      $     9.84       $     9.04      $    11.16
                                ===============         ==========      ==========      ==========       ==========      ==========

TOTAL RETURN (b)                          (5.93)%(c)**       82.10%(c)       (9.14)%(c)      11.15%(c)       (18.79)%(c)      77.43%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
     (000's)                    $     3,376,520         $4,079,172      $1,215,653      $  826,960       $  560,205      $  727,197
   Net expenses to average
     daily net assets                      1.12%*             1.12%           1.16%           1.19%(d)         1.23%           1.18%
   Net investment income to
     average daily net assets              1.38%(e)**         1.85%           1.12%           2.32%            1.69%           1.41%
   Portfolio turnover rate                   34%**              46%             59%             74%              90%             73%
   Fees and expenses
     reimbursed by the Manager
     to average daily net
     assets:                               0.01%*             0.02%           0.02%           0.02%            0.02%           0.03%
   Purchase premiums and
     redemption fees consisted
     of the following per
     share amounts: (f)         $          0.01         $     0.06      $     0.05      $     0.05       $     0.03              --

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS -- (CONTINUED)
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

(a) Distributions from net realized gains were less than $0.01 per share.
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(c) Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(d) Includes stamp duties and transfer taxes not reimbursed by the Manager, which approximate 0.035% of average daily net assets.
(e) The ratio for the six months ended August 31, 2004, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.
(f) Effective March 1, 2000, the Fund adopted the provision of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase premiums and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change. Amounts calculated using average shares outstanding throughout the period.
+   Computed using average shares outstanding throughout the period.
*   Annualized.
**  Not annualized.

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                SIX MONTHS ENDED                                YEAR ENDED FEBRUARY 28/29,
                                AUGUST 31, 2004         ---------------------------------------------------------------------------
                                  (UNAUDITED)              2004            2003            2002             2001            2000
                                ---------------         ----------      ----------      ----------       ----------      ----------
NET ASSET VALUE, BEGINNING OF
  PERIOD                        $         15.75         $     8.81      $     9.83      $     9.03       $    11.16      $     6.31
                                ---------------         ----------      ----------      ----------       ----------      ----------
Income from investment
  operations:
   Net investment income +                 0.20               0.24            0.11            0.17             0.17            0.13
   Net realized and unrealized
     gain (loss)                          (1.14)              6.94           (0.99)           0.82            (2.28)           4.77
                                ---------------         ----------      ----------      ----------       ----------      ----------
      Total from investment
        operations                        (0.94)              7.18           (0.88)           0.99            (2.11)           4.90
                                ---------------         ----------      ----------      ----------       ----------      ----------
Less distributions to
  shareholders:
   From net investment income             (0.07)             (0.24)          (0.14)          (0.19)           (0.02)          (0.05)
                                ---------------         ----------      ----------      ----------       ----------      ----------
     From net realized gains              (0.00)(a)             --              --              --               --              --
                                ---------------         ----------      ----------      ----------       ----------      ----------
      Total distributions                 (0.07)             (0.24)          (0.14)          (0.19)           (0.02)          (0.05)
                                ---------------         ----------      ----------      ----------       ----------      ----------
NET ASSET VALUE, END OF PERIOD  $         14.74         $    15.75      $     8.81      $     9.83       $     9.03      $    11.16
                                ===============         ==========      ==========      ==========       ==========      ==========
TOTAL RETURN (b)                          (5.92)%(c)**       81.97%(c)       (9.09)%(c)      11.22%(c)       (18.82)%(c)      77.76%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
     (000's)                    $     2,269,656         $1,799,736      $1,003,594      $  735,455       $  467,619      $  480,208
   Net expenses to average
     daily net assets                      1.07%*             1.08%           1.12%           1.14%(d)         1.18%           1.13%
   Net investment income to
     average daily net assets              1.39%(e)**         2.05%           1.16%           2.27%            1.73%           1.45%
   Portfolio turnover rate                   34%**              46%             59%             74%              90%             73%
   Fees and expenses
     reimbursed by the Manager
     to average daily net
     assets:                               0.01%*             0.02%           0.02%           0.02%            0.02%           0.03%
   Purchase premiums and
     redemption fees consisted
     of the following per
     share amounts: (f)         $          0.00(g)      $     0.05      $     0.02      $     0.03       $     0.03              --

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS -- (CONTINUED)
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

(a) Distributions from net realized gains were less than $0.01 per share.
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(c) Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(d) Includes stamp duties and transfer taxes not reimbursed by the Manager, which approximate 0.035% of average daily net assets.
(e) The ratio for the six months ended August 31, 2004, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.
(f) Effective March 1, 2000, the Fund adopted the provision of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase premiums and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change. Amounts calculated using average shares outstanding throughout the period.
(g) Purchase premiums and redemption fees were less than $0.01 per share.
+   Computed using average shares outstanding throughout the period.
*   Annualized.
**  Not annualized.

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS V SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                      PERIOD FROM
                                                                                     AUGUST 4, 2003
                                                           SIX MONTHS ENDED          (COMMENCEMENT
                                                           AUGUST 31, 2004       OF OPERATIONS) THROUGH
                                                              (UNAUDITED)          FEBRUARY 29, 2004
                                                           ----------------      ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $      15.77             $      10.81
                                                             ------------             ------------

Income from investment operations:
   Net investment income +                                           0.20                     0.13
   Net realized and unrealized gain (loss)                          (1.14)                    5.02
                                                             ------------             ------------

      Total from investment operations                              (0.94)                    5.15
                                                             ------------             ------------

Less distributions to shareholders:
   From net investment income                                       (0.07)                   (0.19)
   From net realized gains                                          (0.00)(a)                   --
                                                             ------------             ------------

      Total distributions                                           (0.07)                   (0.19)
                                                             ------------             ------------
NET ASSET VALUE, END OF PERIOD                               $      14.76             $      15.77
                                                             ============             ============
TOTAL RETURN (b)                                                    (5.91)%**                47.82%**

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                         $    108,327             $    382,193
   Net expenses to average daily net assets                          1.05%*                   1.07%*
   Net investment income to average daily net assets                 1.38%(c)**               1.69%*
   Portfolio turnover rate                                             34%**                    46%
   Fees and expenses reimbursed by the Manager to
     average daily net assets:                                       0.01%*                   0.02%*
   Purchase premiums and redemption fees consisted of
     the following per share amounts:                        $       0.00             $       0.03

(a) Distributions from net realized gains were less than $0.01 per share.
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(c) The ratio for the six months ended August 31, 2004, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.
+   Computed using average shares outstanding throughout the period.
*   Annualized.
**  Not annualized.

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS V SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                           PERIOD FROM
                                                                                         AUGUST 4, 2003
                                                             SIX MONTHS ENDED             (COMMENCEMENT
                                                             AUGUST 31, 2004         OF OPERATIONS) THROUGH
                                                               (UNAUDITED)              FEBRUARY 29, 2004
                                                             ----------------        ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $         15.76             $         10.45
                                                             ---------------             ---------------
Income from investment operations:
   Net investment income +                                              0.21                        0.14
   Net realized and unrealized gain (loss)                             (1.15)                       5.42
                                                             ---------------             ---------------
      Total from investment operations                                 (0.94)                       5.56
                                                             ---------------             ---------------

Less distributions to shareholders:
   From net investment income                                          (0.07)                      (0.25)
   From net realized gains                                             (0.00)(a)                      --
                                                             ---------------             ---------------

      Total distributions                                              (0.07)                      (0.25)
                                                             ---------------             ---------------
NET ASSET VALUE, END OF PERIOD                               $         14.75             $         15.76
                                                             ===============             ===============
TOTAL RETURN (b)                                                       (5.91)%**                   53.62%**

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                         $     1,327,481             $       879,837
   Net expenses to average daily net assets                             1.03%*                      1.04%*
   Net investment income to average daily net assets                    1.44%(c)**                  1.54%*
   Portfolio turnover rate                                                34%**                       46%
   Fees and expenses reimbursed by the Manager to
     average daily net assets:                                          0.01%*                      0.02%*
   Purchase premiums and redemption fees consisted of
     the following per share amounts:                        $          0.03             $          0.04

(a) Distributions from net realized gains were less than $0.01 per share.
(b) The total returns would have been lower had certain expenses not been reimbursed during the periods shown. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder.
(c) The ratio for the six months ended August 31, 2004, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.
+   Computed using average shares outstanding throughout the period.
*   Annualized.
**  Not annualized.

               See accompanying notes to the financial statements.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (UNAUDITED)

1.   ORGANIZATION

     GMO Emerging Markets Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in equity securities traded in the securities markets of emerging countries in Asia, Latin America, the Middle East, Africa, and Europe ("Emerging Markets"). The Fund's benchmark is the S&P/IFCI (Investable) Composite Index.

     Throughout the six months ended August 31, 2004, the Fund had four classes of shares outstanding: Class III, Class IV, Class V and Class VI. The principal economic difference among the classes of shares is the level of shareholder service fees borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested in a particular fund or with GMO, as more fully outlined in the Trust's prospectus.

     At August 31, 2004, less than 0.1% of the Fund was invested in the GMO Special Purpose Holding Fund, a separate fund of GMO Trust managed by GMO. Shares of the GMO Special Purpose Holding Fund are not publicly available for direct purchase. The financial statements of the GMO Special Purpose Holding Fund should be read in conjunction with the Fund's financial statements. These financial statements are available, without charge, upon request, by calling (617) 346-7646.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. The values of securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of other funds of the Trust ("underlying funds") and other mutual

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     funds are valued at their net asset value as reported on each business day. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund's investments will be valued at "fair value", as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect its value. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"), closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

     Certain securities held by the Fund, or underlying funds in which it invests were valued on the basis of a price provided by a principal market maker. These prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

     Indian regulators have alleged that the Fund violated certain conditions under which it was granted permission to operate in India and have restricted a portion of the Fund's locally held assets pending resolution of the dispute. The amount of these restricted assets is small relative to the size of the Fund, representing approximately 0.02% of the Fund's total assets as of August 31, 2004. The valuation of this possible claim and all matters relating to the Fund's response to these allegations are subject to supervision and control of the Trust's Board of Trustees, and all costs in respect of this matter being borne by the Fund.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. There were no forward foreign currency contracts outstanding at August 31, 2004.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2004, there were no outstanding futures contracts.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. As of August 31, 2004, there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. As of August 31, 2004, there were no open purchased option contracts.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

     INDEXED SECURITIES
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. See the Schedule of Investments for indexed securities held by the Fund at August 31, 2004.

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. See the Schedule of Investments for a summary of all open swap agreements at August 31, 2004.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. As of August 31, 2004, the Fund had loaned securities having a market value of $38,367,078 collateralized by cash in the amount of $40,063,496 which was invested in a short-term instrument.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. The Fund has recorded a deferred tax liability in respect of unrealized appreciation on foreign

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     securities of $6,732,233 for potential capital gains and repatriation taxes at August 31, 2004. The accrual for capital gains and repatriation taxes is included in net unrealized loss in the Statement of Operations. The Fund has incurred $2,333,717 related to capital gain taxes which is included in net realized gain in the Statement of Operations.

     The Fund is subject to a Contribuicao Provisoria sobre Movimentacoes Financiera ("CPMF") tax which is applied to foreign exchange transactions representing capital inflows or outflows to the Brazilian market. The Fund has incurred $136,557 related to CPMF tax which is included in the net realized gain (loss) on investments in the Statement of Operations.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as interest income. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     ALLOCATION OF OPERATING ACTIVITY
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations.

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases and fees on redemptions of Fund shares are each 0.80%. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. These fees are allocated relative to each class's net assets on the share transaction date. For the six months ended August

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     31, 2004 and the year ended February 29, 2004, the Fund received $3,961,097 and $18,802,646 in purchase premiums and $632,072 and $382,793 in redemption fees, respectively. There is no premium for reinvested distributions or in-kind transactions.

     INVESTMENT RISK
     Investments in securities of emerging countries present certain risks that are not inherent in many other investments. Many emerging countries present elements of political and/or economic instability. The securities markets of emerging countries are generally smaller and less developed than the securities markets of the U.S. and developed foreign markets. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets in emerging countries are typically less liquid than those of developed markets.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of 0.81% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of 0.15% for Class III shares, 0.105% for Class IV shares, 0.085% for Class V shares and 0.055% for Class VI shares.

     GMO has entered into a binding agreement effective until at least June 30, 2005 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, custody fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.81% of average daily net assets.

     The Fund incurs fees and expenses indirectly as a shareholder in GMO Special Purpose Holding Fund. For the six months ended August 31, 2004, these indirect fees and expenses expressed as a percentage of the Fund's average daily net assets were as follows:

                              INDIRECT OPERATING                           INDIRECT INVESTMENT-RELATED
                             EXPENSES (EXCLUDING                          EXPENSES (INCLUDING, BUT NOT
                               MANAGEMENT FEES,                           LIMITED TO, INTEREST EXPENSE,
                           SHAREHOLDER SERVICE FEES      INDIRECT          FOREIGN AUDIT EXPENSE, AND        TOTAL
         INDIRECT NET        AND INVESTMENT-RELATED    SHAREHOLDER          INVESTMENT-RELATED LEGAL        INDIRECT
       MANAGEMENT FEES            EXPENSES)            SERVICE FEES                  EXPENSE)               EXPENSES
     --------------------------------------------------------------------------------------------------------------------
     LESS THAN (0.001%)       LESS THAN 0.001%           0.000%                   LESS THAN 0.001%       LESS THAN 0.001%

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2004 was $30,876. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2004 were as follows:

                                                           PURCHASES               SALES
                                                      --------------------  -----------------
     U.S. Government securities                       $         40,193,922  $       20,577,163
     Investments (non-U.S. Government securities)            2,730,835,216      2 ,235,457,515

5.   RELATED PARTIES

     At August 31, 2004, 0.4% of the Fund was held by thirty nine related parties comprised of certain GMO employee accounts.

     As of August 31, 2004, greater than 10% of the Fund's shares were held by accounts for which the Manager has investment discretion.

6.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                       SIX MONTHS ENDED
                                                        AUGUST 31, 2004                         YEAR ENDED
                                                         (UNAUDITED)                        FEBRUARY 29, 2004
                                             ----------------------------------    ----------------------------------
                                                  SHARES             AMOUNT             SHARES             AMOUNT
                                             ---------------    ---------------    ---------------    ---------------
     Class III:

     Shares sold                                  18,742,109    $   288,556,504        185,551,403    $ 2,162,900,945
     Shares issued to shareholders in
      reinvestment of distributions                  902,389         12,651,569          3,408,649         46,031,174
     Shares repurchased                          (49,529,969)      (698,554,379)       (68,200,572)      (907,552,620)
     Purchase premiums and redemption fees                --          2,488,182                 --         15,077,204
                                             ---------------    ---------------    ---------------    ---------------
     Net increase (decrease)                     (29,885,471)   $  (394,858,124)       120,759,480    $ 1,316,456,703
                                             ===============    ===============    ===============    ===============

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

                                                       SIX MONTHS ENDED
                                                        AUGUST 31, 2004                         YEAR ENDED
                                                         (UNAUDITED)                        FEBRUARY 29, 2004
                                             ----------------------------------    ----------------------------------
                                                  SHARES             AMOUNT             SHARES             AMOUNT
                                             ---------------    ---------------    ---------------    ---------------
     CLASS IV:

     Shares sold                                  39,182,034    $   546,232,407         70,116,457    $   879,159,968
     Shares issued to shareholders in
      reinvestment of distributions                  682,044          9,548,621          1,571,635         21,070,260
     Shares repurchased                             (175,520)        (2,690,301)       (71,415,775)      (856,452,377)
     Purchase premiums and redemption fees                --            277,907                 --          3,088,281
                                             ---------------    ---------------    ---------------    ---------------
     Net increase                                 39,688,558    $   553,368,634            272,317    $    46,866,132
                                             ===============    ===============    ===============    ===============

                                                       SIX MONTHS ENDED               PERIOD FROM AUGUST 4, 2003
                                                        AUGUST 31, 2004              (COMMENCEMENT OF OPERATIONS)
                                                         (UNAUDITED)                    THROUGH FEBRUARY 29, 2004
                                             ----------------------------------    ----------------------------------
                                                  SHARES             AMOUNT             SHARES             AMOUNT
                                             ---------------    ---------------    ---------------    ---------------
     Class V:

     Shares sold                                          --    $            --         50,310,591    $   612,794,696
     Shares issued to shareholders in
      reinvestment of distributions                   39,776            557,259             95,841          1,361,896
     Shares repurchased                          (16,939,098)      (236,808,584)       (26,166,904)      (302,640,031)
     Purchase premiums and redemption fees                --                 --                 --              1,500
                                             ---------------    ---------------    ---------------    ---------------
     Net increase (decrease)                     (16,899,322)   $  (236,251,325)        24,239,528    $   311,518,061
                                             ===============    ===============    ===============    ===============

                                                       SIX MONTHS ENDED               PERIOD FROM JUNE 30, 2003
                                                        AUGUST 31, 2004              (COMMENCEMENT OF OPERATIONS)
                                                         (UNAUDITED)                    THROUGH FEBRUARY 29, 2004
                                             ----------------------------------    ----------------------------------
                                                  SHARES             AMOUNT             SHARES             AMOUNT
                                             ---------------    ---------------    ---------------    ---------------
     Class VI:

     Shares sold                                  35,681,362    $   510,887,046         57,429,557    $   718,658,880
     Shares issued to shareholders in
      reinvestment of distributions                  227,101          3,181,683            293,748          4,033,903
     Shares repurchased                           (1,752,418)       (26,829,219)        (1,893,118)       (27,655,557)
     Purchase premiums and redemption fees                --          1,827,080                 --          1,018,454
                                             ---------------    ---------------    ---------------    ---------------
     Net increase                                 34,156,045    $   489,066,590         55,830,187    $   696,055,680
                                             ===============    ===============    ===============    ===============

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

7.   INVESTMENTS IN AFFILIATED ISSUERS

     A summary of the Fund's transactions in the shares of these issuers during the six months ended August 31, 2004, is set forth below:

                                                 VALUE,
                                              BEGINNING OF                          SALES         DIVIDEND     VALUE, END
     AFFILIATE                                   PERIOD           PURCHASES       PROCEEDS         INCOME      OF PERIOD
     ---------------------------------------------------------------------------------------------------------------------
     GMO Special Purpose Holding Fund        $     3,214,348  $        106,656  $    3,049,559  $    106,656  $    141,852
     GMO Short-Duration Collateral Fund                   --         3,049,559       3,049,559            --            --*
                                             ---------------  ----------------  --------------  ------------  ------------
     Totals                                  $     3,214,348  $      3,156,215  $    6,099,118  $    106,656  $    141,852
                                             ===============  ================  ==============  ============  ============

     * After effect of return of capital distribution of $124,304 on June 10, 2004.

8.   SUBSEQUENT EVENT

     Effective October 5, 2004, GMO Trust appointed a Chief Compliance Officer and adopted a compliance plan in accordance with Rule 38a-1 under the Investment Company Act of 1940, as amended.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

FUND EXPENSES
AUGUST 31, 2004 (UNAUDITED)

     The Fund incurs ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees, other expenses and indirect expenses incurred by its investment in underlying funds. The following tables, assuming a $1,000 investment in a class of shares, disclose the ending account value and operating expenses incurred for the six months ended August 31, 2004, based on, (1) the classes' actual return and actual expenses, and (2) a hypothetical annualized 5% return and the classes' actual expenses:

     Class III

                                                   OPERATING
                        BEGINNING      ENDING        EXPENSE
                          VALUE        VALUE       INCURRED *
     ---------------------------------------------------------
     1) Actual         $  1,000.00  $     940.70  $       5.48
     2) Hypothetical      1,000.00      1,019.56          5.70

     *Expenses are calculated using the Class III annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2004 of 1.12%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     Class IV

                                                   OPERATING
                        BEGINNING      ENDING       EXPENSE
                          VALUE        VALUE       INCURRED *
     ---------------------------------------------------------
     1) Actual         $  1,000.00  $     940.80  $       5.26
     2) Hypothetical      1,000.00      1,019.79          5.47

     *Expenses are calculated using the Class IV annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2004 of 1.075%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     Class V

                                                   OPERATING
                        BEGINNING      ENDING       EXPENSE
                          VALUE        VALUE       INCURRED *
     ---------------------------------------------------------
     1) Actual         $  1,000.00  $     940.90  $       5.11
     2) Hypothetical      1,000.00      1,019.94          5.32

     *Expenses are calculated using the Class V annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2004 of 1.045%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

GMO EMERGING MARKETS FUND
(A SERIES OF GMO TRUST)

FUND EXPENSES -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     Class VI

                                                   OPERATING
                        BEGINNING      ENDING       EXPENSE
                          VALUE        VALUE       INCURRED *
     ---------------------------------------------------------
     1) Actual         $  1,000.00  $     940.90  $       5.01
     2) Hypothetical      1,000.00      1,020.04          5.22

     *Expenses are calculated using the Class VI annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2004 of 1.025%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     You can estimate expenses incurred for the six months ended August 31, 2004 on your investment in a particular class of shares by dividing your investment value at August 31, 2004 by $1,000 and then multiplying that result by the operating expenses of the class owned as calculated above. You can also use this information to compare ongoing expenses of investing in the Fund with those of other mutual funds.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2004

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

Beginning January 29, 2005, the Fund will be filing its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission's website at www.sec.gov. When filed, the Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund's website at www.gmo.com.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- TABULAR HOLDINGS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

DESCRIPTION                                                         % OF NET ASSETS
-----------------------------------------------------------------------------------
Asset-Backed Securities                                                         3.2%
Corporate Debt                                                                  1.3
Foreign Government Obligations                                                 65.3
Foreign Government Agency                                                       0.5
U.S. Government                                                                 4.1
Call Options Purchased                                                          0.4
Loan Assignments                                                                7.0
Loan Participations                                                             8.3
Mutual Funds                                                                    5.7
Promissory Notes                                                                0.2
Put Options Purchased                                                           0.1
Rights & Warrants                                                               0.1
Forward Currency Contracts                                                      0.1
Reverse Repurchase Agreements                                                  (4.2)
Swaps                                                                           3.0
Short-Term Investments and Other Assets and Liabilities (net)                   4.9
                                                                    ---------------
                                                                              100.0%
                                                                    ===============

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

        PAR VALUE      DESCRIPTION                                                    VALUE ($)
-------------------------------------------------------------------------------------------------
                       DEBT OBLIGATIONS -- 74.4%

                       ARGENTINA -- 2.7%

                       FOREIGN GOVERNMENT OBLIGATIONS -- 2.7%
USD      31,390,000    Argentina Government International Bond, Reg S, 9.00%, due
                       04/06/49 (a)                                                     7,533,600
USD       2,000,000    Republic of Argentina Pro 4, 0.00%, due 12/28/10 (a)               291,400
DEM      20,000,000    Argentina Government International Bond, 5.87%, due
                       03/31/23 (a)                                                     6,338,005
USD       6,931,000    Argentina Government International Bond, 12.00%, due
                       02/01/20 (a)                                                     1,940,680
ARS       8,048,134    Central Bank Argentina, 2.00%, due 02/04/18 (a)                  1,901,737
USD      32,000,000    Republic of Argentina Discount Bond Series L-GL,
                       Variable Rate, 6 mo. LIBOR + .81%, 2.44%, due
                       03/31/23 (a)                                                    16,320,000
DEM       3,830,000    Republic of Argentina Discount Bond, Variable Rate,
                       6 mo. DEM LIBOR + .81%, 3.00%, due 03/31/23 (a)                  1,094,735
USD       3,540,000    Republic of Argentina Global Bond, 8.88%, due
                       03/01/29 (a)                                                       786,340
DEM       5,000,000    Republic of Argentina Global Bond, 9.00%, due
                       11/19/08 (a) (b)                                                   781,377
USD       8,000,000    Republic of Argentina Global Bond, 9.00%, due
                       09/19/27 (a)                                                     2,200,000
USD      26,545,000    Republic of Argentina Global Bond, 12.13%, due
                       02/25/19 (a)                                                     7,631,687
USD       3,433,525    Republic of Argentina Global Bond Series 2018, 12.25%, due
                       06/19/18 (a)                                                       987,138
USD         198,230    Republic of Argentina Global Bond, Series 2008, 15.50%,
                       due 12/19/08 (a)                                                    57,784
EUR       3,500,000    Republic of Argentina Global Bond, Series FEB, 8.00%, due
                       02/26/08 (a)                                                     1,116,557
USD          96,602    Republic of Argentina Pro 4 Coupon Certificates, 2.00%,
                       due 12/28/49 (a) (b)                                                    --
EUR       2,500,000    Republic of Argentina Series EMTN, Variable Rate, 3 mo.
                       EURIBOR +5.10%, 7.22%, due 12/22/04 (a) (b)                        733,737
USD      64,800,000    Republic of Argentina, 12.00% Capitalization Bond, PIK,
                       due 06/19/31 (a)                                                18,630,000
                                                                                    -------------
                                                                                       68,344,777
                                                                                    -------------
                       Total Argentina                                                 68,344,777
                                                                                    -------------

                       BELIZE -- 0.1%

                       FOREIGN GOVERNMENT OBLIGATIONS -- 0.1%
USD       2,000,000    Belize Government International Bond, 9.50%, due
                       08/15/12                                                         1,500,000
                                                                                    -------------

                       BOSNIA & HERZEGOVINA -- 0.4%

                       FOREIGN GOVERNMENT OBLIGATIONS -- 0.4%
DEM      25,244,000    Bosnia & Herzegovina Series A, Step Up, 3.00%, due
                       12/11/17                                                        10,823,299
                                                                                    -------------

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

        PAR VALUE      DESCRIPTION                                                    VALUE ($)
-------------------------------------------------------------------------------------------------
                       BRAZIL -- 20.3%

                       FOREIGN GOVERNMENT OBLIGATIONS -- 20.3%
EUR       2,000,000    Brazilian Government International Bond, 11.50%,
                       due 04/02/09                                                     2,749,616
USD      23,748,622    Brazil Capitalization Bond Series L, PIK, 8.00%,
                       due 04/15/14                                                    23,243,964
USD     163,765,320    Brazil DCB (Bearer), Variable Rate, 6 mo. LIBOR + .88%,
                       2.13%, due 04/15/12                                            147,798,201
USD      49,525,000    Brazil Discount ZL Bond, Variable Rate, 6 mo. LIBOR
                       + .81%, 2.06%, due 04/15/24                                     41,848,625
USD      17,169,529    Brazil FLIRB (Registered), Variable Rate, Step Up,
                       6 mo LIBOR + .81%, 2.06%, due 04/15/09                          16,482,748
USD     178,847,602    Brazil Capitalization Bond, PIK, 8.00%, due
                       04/15/14 (c)                                                   175,047,091
USD      65,412,010    Brazil DCB (Registered) Series RG, Variable Rate, 6
                       mo. LIBOR + .88%, 2.13%, due 04/15/12                           59,034,339
USD      12,797,774    Brazil MYDFA Trust Certificates Reg S, Variable
                       Rate, 6 mo. LIBOR + .81%, 2.00%, due 09/15/07                   12,429,838
USD      12,508,405    Brazilian Government International Exit Bonds,
                       6.00%, due 09/15/13                                             11,273,200
USD         626,164    Brazilian Government International Exit Bonds Odd Lot,
                       6.00%, due 09/15/13                                                551,808
USD      21,000,000    Republic of Brazil, 11.00%, due 08/17/40                        22,438,500
                                                                                     ------------
                                                                                      512,897,930
                                                                                     ------------
                       Total Brazil                                                   512,897,930
                                                                                     ------------

                       BULGARIA -- 0.5%

                       FOREIGN GOVERNMENT OBLIGATIONS -- 0.5%
USD      10,822,000    Republic of Bulgaria Reg S, 8.25%, due 01/15/15                 13,243,422
                                                                                     ------------

                       CHINA -- 0.3%

                       FOREIGN GOVERNMENT OBLIGATIONS -- 0.3%
USD       7,500,000    China Government International Bond, 6.80%, due
                       05/23/11                                                         8,516,761
                                                                                     ------------

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

        PAR VALUE      DESCRIPTION                                                    VALUE ($)
-------------------------------------------------------------------------------------------------
                       COLUMBIA -- 0.4%

                       FOREIGN GOVERNMENT OBLIGATIONS -- 0.4%
USD       8,000,000    Republic of Colombia, 8.70%, due 02/15/16                        7,360,000
USD       2,000,000    Republic of Colombia, 11.85%, due 03/09/28                       2,040,000
                                                                                     ------------
                                                                                        9,400,000
                                                                                     ------------
                       Total Columbia                                                   9,400,000
                                                                                     ------------

                       COSTA RICA -- 0.3%

                       FOREIGN GOVERNMENT OBLIGATIONS -- 0.3%
USD       3,710,000    Costa Rica Government International Bond, 10.00%,
                       due 08/01/20                                                     4,034,625
USD       3,000,000    Republic of Costa Rica, Reg S, 8.05%, due 01/31/13               3,045,000
                                                                                     ------------
                                                                                        7,079,625
                                                                                     ------------
                       Total Costa Rica                                                 7,079,625
                                                                                     ------------

                       DOMINICAN REPUBLIC -- 1.4%

                       FOREIGN GOVERNMENT OBLIGATIONS -- 1.4%
USD      42,557,000    Dominican Republic Discount Bond, Variable Rate, 6
                       mo. LIBOR + .81%, 2.44%, due 08/30/24                           28,087,620
USD       3,600,000    Dominican Republic International Bond RegS, 9.04%,
                       due 01/23/13                                                     2,502,000
USD       5,000,000    Dominican Republic Reg S, 9.50%, due 09/27/06 (c)                3,800,000
                                                                                     ------------
                                                                                       34,389,620
                                                                                     ------------
                       Total Dominican Republic                                        34,389,620
                                                                                     ------------

                       ECUADOR -- 0.9%

                       FOREIGN GOVERNMENT OBLIGATIONS -- 0.9%
USD       2,900,628    Republic of Ecuador PDI (Global Bearer
                       Capitalization Bond), PIK, Variable Rate, 6 mo.
                       LIBOR + .81%, 2.81%, due 02/27/15 (b)                            1,568,756
USD      27,587,000    Republic of Ecuador Reg S, Variable Rate, Step Up, 8.00%,
                       due 08/15/30                                                    21,655,795
                                                                                     ------------
                                                                                       23,224,551
                                                                                     ------------
                       Total Ecuador                                                   23,224,551
                                                                                     ------------

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

        PAR VALUE      DESCRIPTION                                                    VALUE ($)
-------------------------------------------------------------------------------------------------
                       EL SALVADOR -- 0.5%

                       FOREIGN GOVERNMENT OBLIGATIONS -- 0.5%
USD      11,000,000    El Salvador Government International Bond, 8.50%,
                       due 07/25/11                                                    12,100,000
                                                                                     ------------

                       IVORY COAST -- 0.9%

                       FOREIGN GOVERNMENT OBLIGATIONS -- 0.9%
FRF      37,500,000    Ivory Coast Discount Bond, Series Ff, Variable
                       Rate, Step Up, 4.00%, due 03/31/28 (a)                           2,014,825
FRF      85,905,000    Ivory Coast FLIRB, Variable Rate, Step Up, 2.00%,
                       due 03/29/18 (a)                                                 2,466,938
FRF     256,889,500    Ivory Coast PDI, Series Ff, Variable Rate, Step Up, 1.90%,
                       due 03/29/18 (a)                                                 7,853,051
USD      69,850,000    Ivory Coast FLIRB Series YR20, Variable Rate, Step
                       Up, 0.00%, due 03/29/18 (a)                                     11,001,375
                                                                                     ------------
                                                                                       23,336,189
                                                                                     ------------
                       Total Ivory Coast                                               23,336,189
                                                                                     ------------

                       JORDAN -- 0.0%

                       FOREIGN GOVERNMENT OBLIGATIONS -- 0.0%
USD       1,065,788    Hashemite Kingdom of Jordan IAB, Variable Rate, 6
                       mo. LIBOR + .81%, 2.69%, due 12/23/05                            1,065,788
                                                                                     ------------

                       KAZAKHSTAN -- 0.2%

                       FOREIGN GOVERNMENT OBLIGATIONS -- 0.2%
USD       4,000,000    Kaztransoil Reg S, 8.50%, due 07/06/06                           4,310,600
                                                                                     ------------

                       MACEDONIA -- 0.7%

                       FOREIGN GOVERNMENT OBLIGATIONS -- 0.7%
USD      20,895,923    Macedonia Capitalization Bond, PIK, Variable Rate,
                       6 mo. LIBOR + .81%, 2.65%, due 07/13/12                         17,448,095
                                                                                     ------------

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

        PAR VALUE      DESCRIPTION                                                    VALUE ($)
-------------------------------------------------------------------------------------------------
                       MALAYSIA -- 0.4%

                       FOREIGN GOVERNMENT OBLIGATIONS -- 0.4%
USD       8,000,000    Malaysia Global Bond, 7.50%, due 07/15/11                        9,376,803
                                                                                     ------------

                       MEXICO -- 7.2%

                       CORPORATE DEBT -- 1.3%
USD      12,000,000    Pemex Project Funding Master Trust, 8.63%, due
                       02/01/22                                                        13,680,000
USD      16,500,000    Petroleos Mexicanos, 9.50%, due 09/15/27                        20,047,500
                                                                                     ------------
                                                                                       33,727,500
                                                                                     ------------

                       FOREIGN GOVERNMENT OBLIGATIONS -- 5.9%
DEM      23,000,000    Mexico Government International Bond, 8.25%, due
                       02/24/09                                                        16,658,670
USD      57,500,000    Mexico Global Bond Series MTN, 8.30%, due 08/15/31              65,923,750
DEM      20,000,000    Mexico Government International Bond, 8.00%, due
                       07/23/08                                                        14,210,652
EUR      14,000,000    Mexico Government International Bond, Reg S, 7.50%,
                       due 03/08/10                                                    19,476,089
ITL  36,000,000,000    Mexico Government International Bond, Series EMTN, 11.00%,
                       due 05/08/17                                                    32,650,358
                                                                                     ------------
                                                                                      148,919,519
                                                                                     ------------
                       Total Mexico                                                   182,647,019
                                                                                     ------------

                       NICARAGUA -- 0.3%

                       FOREIGN GOVERNMENT OBLIGATIONS -- 0.3%
USD      10,194,188    Republic of Nicaragua BPI Series E, 5.00%, due
                       02/01/11                                                         7,485,490
                                                                                     ------------

                       NIGERIA -- 1.0%

                       FOREIGN GOVERNMENT OBLIGATIONS -- 1.0%
USD      27,000,000    Central Bank of Nigeria Par Bond Series WW, Step Up, 6.25%,
                       due 11/15/20                                                    24,975,000
                                                                                     ------------

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

        PAR VALUE      DESCRIPTION                                                    VALUE ($)
-------------------------------------------------------------------------------------------------
                       PANAMA -- 1.1%

                       FOREIGN GOVERNMENT OBLIGATIONS -- 1.1%
USD       5,000,000    Republic of Panama, 9.38%, due 07/23/12                          5,687,500
USD       4,000,000    Republic of Panama, 9.38%, due 01/16/23                          4,340,000
USD       5,000,000    Republic of Panama, 9.63%, due 02/08/11                          5,725,000
USD      14,317,875    Republic of Panama PDI Bond, Variable Rate, 6 mo.
                       LIBOR + .81%, 2.75%, due 07/17/16                               12,814,498
                                                                                     ------------
                                                                                       28,566,998
                                                                                     ------------
                       Total Panama                                                    28,566,998
                                                                                     ------------

                       PERU -- 2.9%

                       FOREIGN GOVERNMENT OBLIGATIONS -- 2.9%
USD      40,381,000    Peru Discount Bond, Variable Rate, 6 mo. LIBOR +
                       .81%, 2.06%, due 03/07/27                                       31,497,180
USD      12,925,000    Peru FLIRB, Series 20YR, Variable Rate, Step Up,
                       4.50%, due 03/07/17                                             11,180,125
USD      25,000,000    Peru Par Bond, Series 30YR, Variable Rate, Step Up,
                       3.00%, due 03/07/27                                             13,750,000
USD       8,617,182    Peru Trust II Series 98-A LB, 0.00%, due 02/28/16                5,548,604
USD      20,337,557    Peru Trust Series 97-I-P Class A3, 0.00%, due
                       12/31/15                                                        12,409,977
                                                                                     ------------
                                                                                       74,385,886
                                                                                     ------------
                       Total Peru                                                      74,385,886
                                                                                     ------------

                       PHILIPPINES -- 4.2%

                       FOREIGN GOVERNMENT OBLIGATIONS -- 4.2%
USD      59,501,000    Central Bank of the Philippines Series A, 8.60%,
                       due 06/15/27                                                    49,088,325
USD       4,310,000    Central Bank of the Philippines Series B, Variable
                       Rate, Step Up, 6.50%, due 12/01/17                               3,879,000
USD       8,500,000    National Power Corp Global Bond, 8.40%, due 12/15/16             7,140,000
EUR      12,000,000    Philippine Government International Bond, Reg S, 9.13%, due
                       02/22/10                                                        15,185,173
USD       2,200,000    Philippine Government International Bond, Series 92-B,
                       2.44%, due 12/01/09                                              1,980,000
USD      27,843,000    Republic of Philippines, 8.38%, due 02/15/11 (c)                28,225,841
                                                                                     ------------
                                                                                      105,498,339
                                                                                     ------------
                       Total Philippines                                              105,498,339
                                                                                     ------------

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

        PAR VALUE      DESCRIPTION                                                    VALUE ($)
-------------------------------------------------------------------------------------------------
                       POLAND -- 0.7%

                       FOREIGN GOVERNMENT OBLIGATIONS -- 0.7%
USD      10,000,000    Delphes Co No. 2 Ltd Reg S, 7.75%, due 05/05/09                 11,564,700
USD       6,000,000    Poland Government International Bond, 6.25%, due
                       07/03/12                                                         6,667,500
                                                                                     ------------
                                                                                       18,232,200
                                                                                     ------------
                       Total Poland                                                    18,232,200
                                                                                     ------------

                       QATAR -- 0.8%

                       FOREIGN GOVERNMENT OBLIGATIONS -- 0.8%
USD      14,700,000    Qatar Government International Bond, 9.75%, due
                       06/15/30                                                        20,910,750
                                                                                     ------------

                       RUSSIA -- 8.7%

                       FOREIGN GOVERNMENT OBLIGATIONS -- 8.7%
EUR      45,000,000    Aries Vermogensverwaltungs, 7.75%, due 10/25/09                 58,379,974
USD      64,500,000    Aries Vermogensverwaltungs, 9.60%, due 10/25/14                 72,240,000
USD      94,709,434    Russian Federation Reg S, Variable Rate, Step Up, 5.00%,
                       due 03/31/30                                                    90,684,283
                                                                                     ------------
                                                                                      221,304,257
                                                                                     ------------
                       Total Russia                                                   221,304,257
                                                                                     ------------

                       SOUTH KOREA -- 0.3%

                       FOREIGN GOVERNMENT AGENCY -- 0.3%
USD       6,000,000    Export Import Bank of Korea, 7.10%, due 03/15/07                 6,545,783
                                                                                     ------------

                       THAILAND -- 0.2%

                       FOREIGN GOVERNMENT AGENCY -- 0.2%
USD       5,000,000    PTT Public Co Ltd, 5.75%, due 08/01/14                           5,171,000
                                                                                     ------------

                       TUNISIA -- 0.1%

                       FOREIGN GOVERNMENT OBLIGATIONS -- 0.1%
JPY     360,000,000    Banque Centrale De Tunisie Series 6RG, 4.35%, due
                       08/15/17                                                         3,526,357
                                                                                     ------------

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

        PAR VALUE      DESCRIPTION                                                    VALUE ($)
-------------------------------------------------------------------------------------------------
                       TURKEY -- 1.4%

                       FOREIGN GOVERNMENT OBLIGATIONS -- 1.4%
USD      26,000,000    Republic of Turkey, 11.88%, due 01/15/30 (c)                    35,295,000
                                                                                     ------------

                       UKRAINE -- 0.1%

                       FOREIGN GOVERNMENT OBLIGATIONS -- 0.1%
USD       1,120,020    Ukraine Government International Bond Series, Reg S,
                       11.00%, due 03/15/07                                             1,209,622
                                                                                     ------------

                       UNITED KINGDOM -- 0.6%

                       ASSET-BACKED SECURITIES -- 0.6%
GBP       4,000,000    RMAC Series 03-NS1A Class A2A, 144A, AMBAC,
                       Variable Rate, 3 mo. GBP LIBOR + .45%, 5.26%, due
                       06/12/35                                                         7,234,028
GBP       5,000,000    RMAC Series 03-NS2A Class A2A, 144A, AMBAC,
                       Variable Rate, 3 mo. GBP LIBOR + .40%, 5.21%, due
                       09/12/35                                                         9,016,877
                                                                                     ------------
                                                                                       16,250,905
                                                                                     ------------
                       Total United Kingdom                                            16,250,905
                                                                                     ------------

                       UNITED STATES -- 6.7%

                       ASSET-BACKED SECURITIES -- 2.6%
USD       4,000,000    Aircraft Finance Trust Series 99-1A Class A1,
                       Variable Rate, 1 mo. LIBOR + .48%, 2.08%, due
                       05/15/24                                                         2,840,000
USD       6,770,322    Chyps CBO Series 97-1A Class A2A, 144A, 6.72%, due
                       01/15/10                                                         5,077,742
USD       1,637,679    Rhyno CBO Delaware Corp Series 97-1 Class A-2,
                       144A, Step Up, 6.33%, due 09/15/09                               1,676,001
USD      18,994,419    SHYPPCO Finance Co Series 1I Class A-2B, 144A, 6.64%, due
                       06/15/10                                                        18,139,670
USD       4,861,156    CNL Commercial Mortgage Loan Trust Series 03-2A Class A1,
                       144A, AMBAC, Variable Rate, 1 mo. LIBOR + .44%, 2.06%, due
                       10/25/30                                                         4,886,434
USD       5,000,000    Golden Securites Corp Series 03-A Class A1, 144A,
                       AMBAC, Variable Rate, 1 mo. LIBOR + .30%, 1.79%,
                       due 12/02/13                                                     5,002,450
USD       7,020,739    Quest Trust Series 03-X4 Class A, 144A, AMBAC,
                       Variable Rate, 1 mo LIBOR + .43%, 2.05%, due
                       12/25/33                                                         7,020,732
USD       3,124,744    Chevy Chase Mortgage Funding Corp Series 03-4,
                       144A, AMBAC, Variable Rate, 1 mo. LIBOR + .34%,
                       1.44%, due 10/25/34                                              3,129,138

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

        PAR VALUE      DESCRIPTION                                                    VALUE ($)
-------------------------------------------------------------------------------------------------
                       UNITED STATES -- CONTINUED

                       ASSET-BACKED SECURITIES -- CONTINUED
USD       3,024,148    California Infrastructure PG&E Series 97-1 Class A7, 6.42%,
                       due 09/25/08                                                     3,139,562
USD      15,000,000    Huntsman International Asset-Backed Securities Ltd
                       Series 1 Class A1, Variable Rate, 1 mo. LIBOR +
                       .39%, 1.99%, due 03/15/07                                       14,924,850
                                                                                     ------------
                                                                                       65,836,579
                                                                                     ------------

                       U.S. GOVERNMENT-- 4.1%
USD      95,101,290    U.S. Treasury Inflation Indexed Note, 3.63%, due
                       01/15/08 (d) (e)                                               104,566,845
                                                                                     ------------
                       Total United States                                            170,403,424
                                                                                     ------------

                       URUGUAY -- 1.4%

                       FOREIGN GOVERNMENT OBLIGATIONS -- 1.4%
USD       5,250,000    Banco Central Del Uruguay Series B, 6.75%, due
                       03/21/21                                                         4,462,500
JPY   1,550,000,000    Uruguay Government International Bond, 2.50%, due
                       03/14/11                                                         9,745,318
USD       1,606,000    Uruguay Government International Bond, 7.00%, due
                       04/07/08                                                         1,381,160
USD       1,000,000    Uruguay Government International Bond, 7.50%, due
                       03/15/15 (c)                                                       832,500
USD          84,000    Uruguay Government International Bond, 7.63%, due
                       01/20/12                                                            60,060
USD      27,315,352    Uruguay Government International Bond, 7.88%, due
                       01/15/33 (c)                                                    19,940,206
                                                                                     ------------
                                                                                       36,421,744
                                                                                     ------------
                       Total Uruguay                                                   36,421,744
                                                                                     ------------

                       VENEZUELA -- 5.7%

                       FOREIGN GOVERNMENT OBLIGATIONS -- 5.7%
EUR       3,000,000    Republic of Venezuela, 11.00%, due 03/05/08                      4,046,949
DEM      24,500,000    Republic of Venezuela Par Bond, 6.66%, due 03/31/20             13,358,743
USD       4,285,524    Republic of Venuzuela FLIRB Series A, Variable
                       Rate, 6 mo. LIBOR + .88%, 2.06%, due 03/31/07                    4,226,598
USD         722,003    Republic of Venezuela DCB DL Odd Lot, Variable
                       Rate, 6 mo. LIBOR + .88%, 2.75%, due 12/18/07 (b)                  671,463
USD       6,456,522    Republic of Venezuela DCB IL, Variable Rate, 6 mo.
                       LIBOR + .88%, 2.75%, due 12/18/08                                6,069,131
USD      19,107,000    Republic of Venezuela Discount Bond Series W-A,
                       Variable Rate, 6 mo. LIBOR + .81%, 2.19%, due
                       03/31/20                                                        15,858,810

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

        PAR VALUE      DESCRIPTION                                                    VALUE ($)
-------------------------------------------------------------------------------------------------
                       VENEZUELA -- CONTINUED

                       FOREIGN GOVERNMENT OBLIGATIONS -- CONTINUED
CHF      11,428,497    Republic of Venezuela FLIRB Series Sfr, Variable
                       Rate, CHF 6 mo. LIBOR + .88%, 1.19%, due 03/31/07                8,201,516
USD         102,884    Republic of Venezuela New Money Bond Series A Odd
                       Lot, Variable Rate, 6 mo. LIBOR + 1%, 2.44%, due
                       12/18/05 (b)                                                        97,740
USD       2,088,989    Republic of Venezuela New Money Bond Series A Odd
                       Lot, Variable Rate, 6 mo. LIBOR + 1%, 2.88%, due
                       12/18/05 (b)                                                     1,984,539
USD       1,535,294    Republic of Venezuela New Money Bond Series A,
                       Variable Rate, 6 mo. LIBOR + 1%, 2.88%, due 12/18/05             1,535,294
USD         459,532    Republic of Venezuela New Money Bond Series B Odd
                       Lot, Variable Rate, 6 mo. LIBOR + .88%, 2.75%, due
                       12/18/05 (b)                                                       436,556
USD         176,471    Republic of Venezuela New Money Bond Series B-NP,
                       Variable Rate, 6 mo. LIBOR + .88%, 2.75%, due
                       12/18/05                                                           176,471
FRF      54,175,000    Republic of Venezuela Par Bond, 7.71%, due 03/31/20              9,510,126
USD      15,000,000    Republic of Venezuela, 2.63%, due 04/20/11                      12,562,500
USD       5,000,000    Republic of Venezuela, 5.38%, due 08/07/10                       4,367,500
USD      29,000,000    Republic of Venezuela, 9.38%, due 01/13/34                      26,593,000
USD       5,225,000    Republic of Venezuela Discount Bond Series W-B,
                       Variable Rate, 6 mo. LIBOR + .81%, 2.44%, due
                       03/31/20                                                         4,336,750
DEM      34,500,000    Republic of Venezuela Discount Bond, Variable Rate,
                       6 mo. LIBOR + .81%, 2.94%, due 03/31/20                         16,935,522
DEM      23,440,000    Republic of Venezuela Global Bond, Step Down, 7.38%, due
                       10/29/08                                                        12,425,417
DEM         320,000    Republic of Venezuela New Money Bond Series B-NP,
                       Variable Rate, 6 mo. DEM LIBOR + .88%, 3.13%, due
                       12/18/05                                                           169,013
                                                                                     ------------
                                                                                      143,563,638
                                                                                     ------------
                       Total Venezuela                                                143,563,638
                                                                                     ------------

                       VIETNAM -- 0.9%

                       FOREIGN GOVERNMENT OBLIGATIONS -- 0.9%
USD       4,000,000    Vietnam Discount Bond, Variable Rate, 6 mo. LIBOR +
                       .81%, 2.00%, due 03/13/28                                        3,400,000
USD       6,000,000    Vietnam PDI, Variable Rate, Step Up, 4.00%, due
                       03/12/16                                                         5,535,000
USD      19,750,000    Vietnam Par Bond, Variable Rate, Step Up, 3.75%,
                       due 03/12/28                                                    13,430,000
                                                                                     ------------
                                                                                       22,365,000
                                                                                     ------------
                       Total Vietnam                                                   22,365,000
                                                                                     ------------

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

        PAR VALUE      DESCRIPTION                                                    VALUE ($)
-------------------------------------------------------------------------------------------------
                       YUGOSLAVIA -- 0.1%

                       FOREIGN GOVERNMENT OBLIGATIONS -- 0.1%
USD       4,000,000    Second Emerging Markets Series EMTN, 0.00%, due
                       07/15/06                                                         1,840,000
                                                                                    -------------

                       TOTAL DEBT OBLIGATIONS (COST $1,814,221,308)                 1,883,655,872
                                                                                    -------------

                       LOAN ASSIGNMENTS -- 7.0%

                       ALGERIA -- 1.5%
JPY     562,500,000    Algeria Tranche 3 Loan Agreement, JPY Long Term
                       Prime +.8125%, (2.3875%), due 03/04/10                           4,987,890
JPY   3,637,616,761    Algeria Tranche 3 Loan Agreement, JPY LIBOR +
                       .8125%, (0.9375%), due 03/04/10                                 32,234,565
JPY     190,550,044    Algeria Tranche 1 Loan Agreement, JPY 6 mo. LIBOR +
                       .8125%, (0.9375%), due 09/04/06                                  1,697,231
                                                                                     ------------
                                                                                       38,919,686
                                                                                     ------------

                       ARGENTINA -- 0.0%
ARS      15,432,863    Argentina INDER Certificates (a)                                   614,226
                                                                                     ------------

                       CONGO REPUBLIC (BRAZZAVILLE) -- 0.3%
FRF     102,097,963    Republic of Congo Loan Agreement *                               2,837,373
USD       8,496,466    Republic of Congo Loan Agreement *                               1,274,470
EUR       6,987,247    Republic of Congo Loan Agreement *                               1,273,740
EUR      14,565,612    Republic of Congo Loan Agreement *                               2,655,238
                                                                                     ------------
                                                                                        8,040,821
                                                                                     ------------

                       INDONESIA -- 2.0%
EUR       4,828,205    Paris Club Loan Agreement                                        4,899,545
USD       2,850,000    Republic of Indonesia Loan Agreement, dated March
                       25, 1997 LIBOR + .625%, (2.28%), due 03/01/05                    2,649,652
USD       2,850,000    Republic of Indonesia Loan Agreement, dated March
                       25, 1997 LIBOR + .625%, (2.28%), due 03/01/05                    2,649,652
USD       3,800,000    Republic of Indonesia Loan Agreement, dated March
                       25, 1997 LIBOR + .625%, (2.28%), due 03/01/05                    3,532,869
USD       8,120,000    Republic of Indonesia Loan Agreement, dated May 21,
                       1996 LIBOR + .625%, (2.35%), due 05/21/05                        7,669,922

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

        PAR VALUE      DESCRIPTION                                                    VALUE ($)
-------------------------------------------------------------------------------------------------
                       INDONESIA -- CONTINUED
USD       6,090,000    Republic of Indonesia Loan Agreement, dated May 21,
                       1996 LIBOR + .625%, (2.35%), due 05/21/05                        5,752,442
USD       6,090,000    Republic of Indonesia Loan Agreement, dated May 21,
                       1996 LIBOR + .625%, (2.35%), due 05/21/05                        5,752,442
JPY     244,620,000    Republic of Indonesia Loan Agreement, dated
                       January 1, 1994 (0.94625%), due 03/28/13                         1,861,203
USD       5,005,000    Republic of Indonesia Loan Agreement, dated
                       January 1, 1994 (2.60%), due 03/29/13                            4,404,400
USD       3,884,400    Republic of Indonesia Loan Agreement, dated
                       June 14, 1995 LIBOR + .625%, (2.13%), due 12/14/19               3,125,499
USD       3,884,400    Republic of Indonesia Loan Agreement, dated
                       June 14, 1995 LIBOR + .625%, (2.13%), due 12/14/19               3,125,499
USD       5,179,200    Republic of Indonesia Loan Agreement, dated
                       June 14, 1995 LIBOR + .625%, (2.13%), due 12/14/19               4,167,332
                                                                                     ------------
                                                                                       49,590,457
                                                                                     ------------

                       JAMAICA -- 0.0%
USD          19,318    Jamaica Refinancing Agreement Tranche B, LIBOR +
                       .8125%, (1.94%), due 11/15/04                                       18,280
                                                                                     ------------

                       MOROCCO -- 0.4%
USD       9,204,545    Morocco Restructuring and Consolidating Agreement
                       Tranche A, 6 mo. LIBOR + .8125% (2.78), due 01/01/09             9,031,960
                                                                                     ------------

                       RUSSIA -- 2.7%
ATS       1,203,022    Russia Foreign Trade Obligations * (b)                             107,706
FRF       3,660,000    Russia Foreign Trade Obligations * (b)                             618,217
FRF       3,660,000    Russia Foreign Trade Obligations * (b)                             528,641
FRF       3,660,000    Russia Foreign Trade Obligations * (b)                             492,567
ATS         964,717    Russia Foreign Trade Obligations * (b)                              82,809
ATS       1,738,698    Russia Foreign Trade Obligations * (b)                             143,748
ATS         447,177    Russia Foreign Trade Obligations * (b)                              44,609
ATS         631,501    Russia Foreign Trade Obligations * (b)                              47,831
FRF       3,660,000    Russia Foreign Trade Obligations * (b)                             566,953
FRF       3,660,000    Russia Foreign Trade Obligations * (b)                             464,697
FRF      71,883,000    Russia Foreign Trade Obligations * (b)                          14,059,661
CHF         231,420    Russia Foreign Trade Obligations * (b)                             142,259

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

        PAR VALUE      DESCRIPTION                                                    VALUE ($)
-------------------------------------------------------------------------------------------------
                       RUSSIA -- CONTINUED

USD      10,840,000    Russia Foreign Trade Obligations * (b)                          12,381,448
NLG         495,100    Russia Foreign Trade Obligations * (b)                             278,798
USD      33,641,081    Russia Foreign Trade Obligations * (b)                          36,954,727
DEM       2,503,894    Russia Foreign Trade Obligations * (b)                           1,223,989
                                                                                     ------------
                                                                                       68,138,660
                                                                                     ------------

                       SERBIA -- 0.1%
USD       2,899,940    Serbia New Financing Agreement *                                 2,175,797
                                                                                     ------------

                       TOTAL LOAN ASSIGNMENTS (COST $155,387,130)                     176,529,887
                                                                                     ------------

                       LOAN PARTICIPATIONS -- 8.3%

                       ALGERIA -- 0.4%
JPY   1,008,947,370    Algeria Tranche S1, JPY Long Term Prime +
                       .1875%, (2.3625%), (Participation with Merrill Lynch),
                       due 03/04/10                                                     8,963,722
JPY     150,000,000    Algeria Tranche 3 Loan Agreement, JPY Long Term Prime
                       +.8125%,  (2.3875%), (Participation with Salomon),
                       due 03/04/10                                                     1,325,895
                                                                                     ------------
                                                                                       10,289,617
                                                                                     ------------

                       INDONESIA -- 1.1%
USD         715,658    Republic of Indonesia Loan Agreement, 6 mo. LIBOR
                       +.70%, (2.42%), (Participation with Deutsche Bank),
                       due 10/05/05                                                       687,032
USD         558,000    Republic of Indonesia Loan Agreement, dated March 25,
                       1997 LIBOR + .625%, (2.28%), (Participation with
                       Salomon), due 03/01/05                                             519,788
USD         558,000    Republic of Indonesia Loan Agreement, dated March 25,
                       1997 LIBOR + .625%, (2.28%), (Participation with
                       Salomon), due 03/01/05                                             519,788
USD         744,000    Republic of Indonesia Loan Agreement, dated March 25,
                       1997 LIBOR + .625%, (2.28%), (Participation with
                       Salomon), due 03/01/05                                             693,051
USD         570,000    Republic of Indonesia Loan Agreement, dated
                       May 21, 1996 LIBOR + .625%, (2.35%), (Participation with
                       Salomon), due 05/21/05                                             541,258
USD         570,000    Republic of Indonesia Loan Agreement, dated
                       May 21, 1996 LIBOR + .625%, (2.35%), (Participation with
                       Salomon), due 05/21/05                                             541,258
USD         760,000    Republic of Indonesia Loan Agreement, dated
                       May 21, 1996 LIBOR + .625%, (2.35%), (Participation with
                       Salomon), due 05/21/05                                             721,678
USD      27,142,920    Republic of Indonesia Loan Agreement, 3 mo. LIBOR +
                       1.25%, (2.51%), (Participation with Deutsche Bank),
                       due 02/12/13                                                    23,139,339

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

        PAR VALUE      DESCRIPTION                                                    VALUE ($)
-------------------------------------------------------------------------------------------------
                       INDONESIA -- CONTINUED
USD         478,080    Republic of Indonesia Loan Agreement, dated June 14,
                       1995 LIBOR + .625%, (1.635%), (Participation with
                       Salomon), due 12/14/19                                             386,298
USD         478,080    Republic of Indonesia Loan Agreement, dated June 14,
                       1995 LIBOR + .625%, (2.13%), (Participation with
                       Salomon), due 12/14/19                                             386,298
USD         637,440    Republic of Indonesia Loan Agreement, dated June 14,
                       1995 LIBOR + .625%, (2.13%), (Participation with
                       Salomon), due 12/14/19                                             515,063
                                                                                     ------------
                                                                                       28,650,851
                                                                                     ------------

                       JAMAICA -- 0.0%
USD          31,250    Jamaica Refinancing Agreement Tranche B, LIBOR +
                       .8125%, (1.94%), (Participation with JP Morgan
                       Chase), due 11/15/04                                                29,663
USD         312,500    Jamaica Refinancing Agreement Tranche B, LIBOR +
                       .8125%, (1.94%), (Participation with Salomon), due
                       11/15/04                                                           296,971
                                                                                     ------------
                                                                                          326,634
                                                                                     ------------
                       POLAND -- 1.1%
JPY   2,820,000,000    Poland Paris Club (Participation with Deutsche Bank)            26,166,167
                                                                                     ------------

                       RUSSIA -- 5.3%
DEM      10,399,680    Russia Foreign Trade Obligations, (Participation with
                       Deutsche Bank), due 02/19/05 * (b)                               6,082,757
USD         214,371    Russia Foreign Trade Obligations, (Participation with
                       Deutsche Bank), due 02/19/05 * (b)                                 232,014
USD          81,965    Russia Foreign Trade Obligations, (Participation with
                       Deutsche Bank), due 02/19/05 * (b)                                  93,284
DEM       2,625,598    Russia Foreign Trade Obligations, (Participation with
                       Deutsche Bank), due 02/19/05 * (b)                               1,659,863
USD       9,449,683    Russian Paris Club Debt, (Participation with Deutsche
                       Bank), due 08/16/20                                              7,253,576
USD      25,138,982    Russian Paris Club Debt, (Participation with Deutsche
                       Bank), due 08/16/20                                             19,296,683
EUR      43,727,298    Russian Paris Club Debt, (Participation with Deutsche
                       Bank), due 08/20/20                                             47,816,979
EUR      10,527,237    Russian Paris Club Debt, (Participation with Deutsche
                       Bank), due 08/20/20                                             11,316,073
EUR      15,370,068    Russian Paris Club Debt, (Participation with Deutsche
                       Bank), due 08/20/20                                             16,854,281
EUR      10,820,097    Russian Paris Club Debt, (Participation with Deutsche
                       Bank), due 08/20/20                                             11,632,192
USD      10,000,000    Russia Foreign Trade Obligations, (Participation with Banca
                       Lombardi), due 12/29/49 * (b)                                   11,389,000
USD         531,297    Russia Foreign Trade Obligations, (Participation with
                       Deutsche Bank), due 02/19/05 * (b)                                 644,410
                                                                                     ------------
                                                                                      134,271,112
                                                                                     ------------

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

        PAR VALUE /
         PRINCIPAL
          AMOUNT       DESCRIPTION                                                    VALUE ($)
-------------------------------------------------------------------------------------------------
                       SERBIA -- 0.4%
USD       6,952,861    Serbia New Financing Agreement (Participation with JP
                       Morgan Chase)                                                    5,219,535
USD       6,000,000    Serbia New Financing Agreement (Participation with
                       UBS)                                                             4,494,269
USD       3,000,000    Serbia Trade & Deposit Facility Agreement
                       (Participation with JP Morgan Chase) *                             900,000
                                                                                     ------------
                                                                                       10,613,804
                                                                                     ------------

                       TOTAL LOAN PARTICIPATIONS (COST $162,118,203)                  210,318,185
                                                                                     ------------

                       PROMISSORY NOTES -- 0.2%

                       NIGERIA -- 0.2%

USD      12,000,000    Central Bank of Nigeria Promissory Notes Series RC, 5.09%,
                       due 1/5/2010                                                     4,410,000
                                                                                     ------------

                       TOTAL PROMISSORY NOTES (COST $5,581,518)                         4,410,000
                                                                                     ------------

                       CALL OPTIONS PURCHASED -- 0.4%

                       OPTIONS ON BONDS -- 0.1%
USD      20,000,000    Brazilian Government International Bond, 11.00%, due
                       08/17/40, Expires 09/02/04, Strike 107.00                           92,068
USD      12,000,000    Brazilian Government International Bond, 11.00%, due
                       08/17/40, Expires 09/17/04, Strike 102.90                          482,935
USD      26,000,000    Brazilian Government International Bond, 11.00%, due
                       08/17/40, Expires 09/23/04, Strike 105.50                          607,090
USD       4,000,000    Brazilian Government International Bond, 11.00%, due
                       08/17/40, Expires 09/23/04, Strike 105.50                           91,701
USD      20,000,000    Mexico Global Bond, 7.50%, due 04/08/33, Expires 09/09/04,
                       Strike 104.00                                                      384,150
USD       2,000,000    Qatar Government International Bond, 9.75%, due
                       06/15/30, Expires 01/10/05, Strike 141.00                           56,003
USD       2,000,000    Qatar Government International Bond, 9.75%, due
                       06/15/30, Expires 01/13/05, Strike 141.00                           55,747
USD       2,000,000    Qatar Government International Bond, 9.75%, due
                       06/15/30, Expires 01/27/05, Strike 141.00                           57,238

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

         PRINCIPAL
          AMOUNT       DESCRIPTION                                                    VALUE ($)
-------------------------------------------------------------------------------------------------
                       OPTIONS ON BONDS -- CONTINUED
USD       5,000,000    Qatar Government International Bond, 9.75%, due
                       06/15/30, Expires 02/10/05, Strike 141.75                          155,645
USD       2,000,000    Qatar Government International Bond, 9.75%, due
                       06/15/30, Expires 09/15/04, Strike 137.00                           99,444
USD       4,000,000    Qatar Government International Bond, 9.75%, due
                       06/15/30, Expires 09/16/04, Strike 137.00                          198,457
USD       2,000,000    Qatar Government International Bond, 9.75%, due
                       06/15/30, Expires 10/14/04, Strike 141.50                           38,763
USD       2,000,000    Qatar Government International Bond, 9.75%, due
                       06/15/30, Expires 10/18/04, Strike 141.00                           45,409
USD       2,000,000    Qatar Government International Bond, 9.75%, due
                       06/15/30, Expires 10/20/04, Strike 141.00                           44,912
USD       2,000,000    Qatar Government International Bond, 9.75%, due
                       06/15/30, Expires 10/27/04, Strike 140.00                           56,607
USD       2,000,000    Qatar Government International Bond, 9.75%, due
                       06/15/30, Expires 10/29/04, Strike 139.00                           70,023
USD       2,000,000    Qatar Government International Bond, 9.75%, due
                       06/15/30, Expires 11/02/04, Strike 140.50                           53,054
USD      10,000,000    Qatar Government International Bond, 9.75%, due
                       06/15/30, Expires 11/29/04, Strike 142.00                          231,000
USD       2,000,000    Qatar Government International Bond, 9.75%, due
                       06/15/30, Expires 11/30/04, Strike 145.00                           30,400
USD      13,000,000    Republic of Turkey Bond, 11.875%, due 01/15/30,
                       Expires 09/30/04, Strike 135.50                                    261,300
USD      12,000,000    Republic of Venezuela, 9.25%, due 09/15/27, Expires
                       09/30/04, Strike 93.50                                             154,800
USD      16,000,000    Russia Federation Bond, 5.0%, due 03/31/30, Expires
                       09/20/04, Strike 94.125                                            318,392
                                                                                      -----------
                                                                                        3,585,138
                                                                                      -----------

                       OPTIONS ON INTEREST RATE SWAPS -- 0.3%
USD      61,146,497    KRW Swaption, Expires 02/24/09, Strike 6.05                        530,630
USD      61,146,497    KRW Swaption, Expires 02/24/09, Strike 6.05                      3,011,928
USD      63,119,137    KRW Swaption, Expires 04/08/09, Strike 6.20                        501,284
USD      63,119,137    KRW Swaption, Expires 04/08/09, Strike 6.20                      3,364,436
USD      50,000,000    KRW Swaption, Expires 06/01/05, Strike 7.5                              --
USD      75,000,000    KRW Swaption, Expires 06/07/05, Strike 7.42                             --
                                                                                      -----------
                                                                                        7,408,278
                                                                                      -----------

                       TOTAL CALL OPTIONS PURCHASED (COST $10,766,077)                 10,993,416
                                                                                      -----------

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

 PRINCIPAL AMOUNT      DESCRIPTION                                                    VALUE ($)
-------------------------------------------------------------------------------------------------
                       PUT OPTIONS PURCHASED -- 0.1%

                       OPTIONS ON BONDS -- 0.1%
USD      60,000,000    Brazilian Government International Bond, 11.00%,
                       due 08/17/40, Expires 09/07/04, Strike 99.25                         2,022
USD      18,000,000    Brazilian Government International Bond, 11.00%,
                       due 08/17/40, Expires 09/17/04, Strike 103.90                      116,815
USD      10,000,000    Qatar Government International Bond, 9.75%, due
                       06/15/30, Expires 01/04/05, Strike 135.00                          166,838
USD       2,000,000    Qatar Government International Bond, 9.75%, due
                       06/15/30, Expires 01/13/05, Strike 135.00                           35,539
USD       2,000,000    Qatar Government International Bond, 9.75%, due
                       06/15/30, Expires 01/27/05, Strike 135.00                           40,043
USD       2,000,000    Qatar Government International Bond, 9.75%, due
                       06/15/30, Expires 10/14/04, Strike 135.00                            4,367
USD       2,000,000    Qatar Government International Bond, 9.75%, due
                       06/15/30, Expires 10/20/04, Strike 134.00                            3,856
USD      10,000,000    Qatar Government International Bond, 9.75%, due
                       06/15/30, Expires 10/25/04, Strike 130.00                            3,954
USD       2,000,000    Qatar Government International Bond, 9.75%, due
                       06/15/30, Expires 10/27/04, Strike 130.00                              907
USD       2,000,000    Qatar Government International Bond, 9.75%, due
                       06/15/30, Expires 10/29/04, Strike 134.00                            6,353
USD       2,000,000    Qatar Government International Bond, 9.75%, due
                       06/15/30, Expires 11/02/04, Strike 136.00                           13,119
USD       2,000,000    Qatar Government International Bond, 9.75%, due
                       06/15/30, Expires 11/10/2004, Strike 138.00                         27,574
USD       2,000,000    Qatar Government International Bond, 9.75%, due
                       06/15/30, Expires 11/22/04, Strike 138.00                           32,242
USD       2,000,000    Qatar Government International Bond, 9.75%, due
                       06/15/30, Expires 11/23/04, Strike 138.00                           34,238
USD       2,000,000    Qatar Government International Bond, 9.75%, due
                       06/15/30, Expires 11/30/04, Strike 139.00                           41,000
USD      25,000,000    Republic of Turkey Bond, 8.00%, due 02/14/34,
                       Expires 09/28/04, Strike 100.00                                    935,215
USD      12,000,000    Republic of Venezuela, 9.25%, due 09/15/27, Expires
                       09/30/04, Strike 93.50                                             240,000
                                                                                     ------------
                                                                                        1,704,082
                                                                                     ------------

                       TOTAL PUT OPTIONS PURCHASED (COST $5,026,600)                    1,704,082
                                                                                     ------------

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

      SHARES           DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------------
                       MUTUAL FUNDS -- 5.7%

          3,464,874    GMO Short-Duration Collateral Fund (f)                                         87,799,918
             21,409    GMO Special Purpose Holding Fund (f)                                              376,589
         56,950,944    Merrimac Cash Series, Premium Class                                            56,950,944
                                                                                               -----------------

                       TOTAL MUTUAL FUNDS (COST $144,697,859)                                        145,127,451
                                                                                               -----------------

                       RIGHTS AND WARRANTS -- 0.1%

                       MEXICO -- 0.1%
         33,077,000    Mexico Par Bond Series C Warrants, Expires 6/30/05 **                             893,079
         33,077,000    Mexico Par Bond Series D Warrants, Expires 6/30/06 **                             777,310
         30,104,000    United Mexican States Warrants, Expires 12/31/09 **                               778,975
                                                                                               -----------------
                                                                                                       2,449,364
                                                                                               -----------------

                       NIGERIA -- 0.0%
             25,000    Central Bank of Nigeria Warrants, Expires 11/15/20** (b)                               --
                                                                                               -----------------
                       URUGUAY -- 0.0%
          4,000,000    Banco Central Del Uruguay Warrants, Expires 11/15/20 ** (b)                            --
                                                                                               -----------------

                       VENEZUELA -- 0.0%
            262,360    Republic of Venezuela Recovery Warrants, Expires 4/15/20 ** (b)                        --
            164,215    Republic of Venezuela Bond Warrants, Expires 4/18/20 ** (b)                            --
                                                                                               -----------------
                                                                                                              --
                                                                                               -----------------

                       TOTAL RIGHTS AND WARRANTS (COST $0)                                             2,449,364
                                                                                               -----------------

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

    PAR VALUE          DESCRIPTION                                                                 VALUE ($)
----------------------------------------------------------------------------------------------------------------
                       SHORT-TERM INVESTMENTS -- 6.9%

                       COMMERCIAL PAPER -- 6.9%
USD      50,000,000    BMW US Capital Corp., 1.56%, due 09/01/04                                      50,000,000
USD      50,000,000    Rabobank USA, 1.5%, due 09/01/04                                               50,000,000
USD      74,800,000    UBS Finance (Delaware) Inc, 1.47%, due 09/01/04                                74,800,000
                                                                                               -----------------
                                                                                                     174,800,000
                                                                                               -----------------

                       TOTAL SHORT-TERM INVESTMENTS (COST $174,800,000)                              174,800,000
                                                                                               -----------------

                       TOTAL INVESTMENTS -- 103.1%
                       (Cost $2,472,598,695)                                                       2,609,988,257

                       Other Assets and Liabilities (net) -- (3.1%)                                  (79,217,237)
                                                                                               -----------------

                       TOTAL NET ASSETS -- 100.0%                                              $   2,530,771,020
                                                                                               =================

                       NOTES TO SCHEDULE OF INVESTMENTS:

                       144A - Securities exempt from registration under rule
                            144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.
                       AMBAC - Insured as to the payment of principal and
                            interest by AMBAC Assurance Corporation
                       BPI - Indemnification payment bonds
                       DCB - Debt Conversion Bond
                       EMTN - Euromarket Medium Term Note
                       FLIRB - Front Loaded Interest Reduction Bond
                       IAB - Interest Arrears Bond
                       MTN - Medium-term Note
                       MYDFA - Multi-Year Deposit Facility Agreement
                       PDI - Past Due Interest
                       PIK - Payment In Kind
                       Variable and step up rates - The rates shown on Variable
                            and step up rate notes are the current interest rates at August 31, 2004, which are subject to change based on the terms of the security, including varying reset dates.

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

                       NOTES TO SCHEDULE OF INVESTMENTS:

                       *    Non-performing.  Borrower not currently paying
                            interest.
                       **   Non-income producing security.
                       (a)  Security is in default.
                       (b)  Security valued at fair value using methods
                            determined in good faith by or at the direction of the Trustees (Note 2).
                       (c)  All or a portion of this security has been
                            segregated to cover collateral requirements on reverse repurchase agreements (Note 2).
                       (d)  All or a portion of this security is held as
                            collateral for open swap contracts (Note 2).
                       (e)  Indexed security in which price and/or coupon is
                            linked to prices of other securities, securities indices, or other financial indicators (Note 2).
                       (f)  Affiliated issuer.

                       CURRENCY ABBREVIATIONS:

                       ARS - Argentine Peso
                       ATS - Austrian Schilling
                       CHF - Swiss Franc
                       DEM - German Mark
                       EUR - Euro
                       FRF - French Franc
                       GBP - British Pound
                       HKD - Hong Kong Dollar
                       ITL - Italian Lira
                       JPY - Japanese Yen
                       KRW - Korean Won
                       NLG - Netherlands Guilder
                       USD - United States Dollar

     At August 31, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                              GROSS UNREALIZED    GROSS UNREALIZED      NET UNREALIZED
      AGGREGATE COST            APPRECIATION        DEPRECIATION         APPRECIATION
     -----------------      ------------------    ----------------     ----------------
     $  2,481,504,636        $   253,112,967      $  (124,629,346)      $   128,483,621

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     A summary of outstanding financial instruments at August 31, 2004 is as follows:

     FORWARD CURRENCY CONTRACTS

                                                                                         NET UNREALIZED
      SETTLEMENT                                                                          APPRECIATION
         DATE          DELIVER/RECEIVE      UNITS OF CURRENCY           VALUE            (DEPRECIATION)
     --------------   -------------------   -------------------     ---------------      ---------------
         Buys

        9/14/04              EUR                    20,000,000       $  24,302,400       $       230,400
                                                                                         ===============
         Sales

        9/07/04              CHF                     3,000,000       $   2,366,240       $        55,244
        9/14/04              EUR                   254,300,000         309,005,016             1,207,218
       11/16/04              GBP                     9,000,000          16,088,503               (68,503)
       10/12/05              HKD                   422,400,000          54,467,933               532,067
        9/28/04              JPY                 8,500,000,000          77,544,850               436,801
                                                                                         ---------------
                                                                                         $     2,162,827
                                                                                         ===============

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     REVERSE REPURCHASE AGREEMENTS

       FACE VALUE                                       DESCRIPTION                                 MARKET VALUE
    ----------------    ------------------------------------------------------------------------  ---------------
    USD    3,780,561    JP Morgan Chase & Co., 0.80%, dated 6/17/04, to be repurchased
                        on demand by JP Morgan Chase & Co., at face value plus accrued interest.  $     3,786,946

    USD   39,682,778    JP Morgan Chase & Co., 0.85%, dated 7/02/04, to be repurchased
                        on demand by JP Morgan Chase & Co., at face value plus accrued interest.       39,739,932

    USD      702,325    JP Morgan Chase & Co., 0.95%, dated 7/27/04, to be repurchased on
                        demand by JP Morgan Chase & Co., at face value plus accrued interest.     $       702,992

    USD    2,107,701    JP Morgan Chase & Co., 1.00%, dated 8/13/04, to be repurchased on
                        demand by JP Morgan Chase & Co., at face value plus accrued interest.     $     2,108,814

    USD      853,333    JP Morgan Chase & Co., 0.85%, dated 8/13/04, to be repurchased on
                        demand by JP Morgan Chase & Co., at face value plus accrued interest.     $       853,716

    USD   59,661,742    JP Morgan Chase & Co., 0.95%, dated 7/27/04, to be repurchased on
                        demand by JP Morgan Chase & Co., at face value plus accrued interest.     $    59,665,719
                                                                                                  ---------------
                                                                                                  $   106,858,119
                                                                                                  ===============

   Average balance outstanding                                                                    $   105,940,664
   Average interest rate                                                                                     0.74%
   Maximum balance outstanding                                                                    $   151,341,646
   Average shares outstanding                                                                         220,172,603
   Average balance per share outstanding                                                          $           .48

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     SWAP AGREEMENTS

                                                                                                    NET UNREALIZED
        NOTIONAL        EXPIRATION                                                                   APPRECIATION
         AMOUNT            DATE                               DESCRIPTION                           (DEPRECIATION)
   -------------------  ----------   ------------------------------------------------------------   ---------------
   CREDIT DEFAULT SWAPS

        30,000,000 USD    12/20/04   Agreement with Deutsche Bank AG dated 4/16/03 to               $       685,416
                                     receive 5.25% per year times the notional amount.
                                     In exchange for that periodic payment, upon a
                                     default event by Gazprom Loan Facility, the Fund
                                     agrees to pay Deutsche Bank AG the notional amount
                                     of the swap.  To receive that payment, Deutsche
                                     Bank AG must deliver a bond (with par value equal
                                     to the notional amount of the swap) issued by
                                     Gazprom Loan Facility to the Fund.

         5,000,000 USD    12/20/04   Agreement with UBS AG dated 4/16/04 to pay 1.25%                       (14,455)
                                     per year times the notional amount.  In exchange
                                     for that periodic payment, upon a default event by
                                     Gazprom Loan Facility, UBS AG agrees to pay the
                                     Fund the notional amount of the swap.  To receive
                                     that payment, the Fund must deliver a bond (with
                                     par value equal to the notional amount of the
                                     swap) issue by Gazprom Loan Facility to UBS AG.

        10,000,000 USD    12/20/04   Agreement with UBS AG dated 4/23/04 to pay 1.60%                       (46,372)
                                     per year times the notional amount.  In exchange
                                     for that periodic payment, upon a default event by
                                     Gazprom Loan Facility, UBS AG agrees to pay the
                                     Fund the notional amount of the swap.  To receive
                                     that payment, the Fund must deliver a bond (with
                                     par value equal to the notional amount of the
                                     swap) issue by Gazprom Loan Facility to UBS AG.

        15,000,000 USD     2/20/05   Agreement with JP Morgan Chase Bank dated 1/28/04                      (49,156)
                                     to pay 1.40% per year times the notional amount.
                                     In exchange for that periodic payment, upon a
                                     default event in Brazil, JP Morgan Chase Bank
                                     agrees to pay the Fund the notional amount of the
                                     swap.  To receive that payment, the Fund must
                                     deliver a bond (with par value equal to the
                                     notional amount of the swap) issued by Brazil to
                                     JP Morgan Chase Bank.

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

   SWAP AGREEMENTS -- CONTINUED

                                                                                                    NET UNREALIZED
        NOTIONAL        EXPIRATION                                                                   APPRECIATION
         AMOUNT            DATE                               DESCRIPTION                           (DEPRECIATION)
   -------------------  ----------   ------------------------------------------------------------   ---------------
         2,000,000 USD     4/23/05   Agreement with Deutsche Bank AG dated 4/22/03 to               $       (98,666)
                                     pay 6.25% per year times the notional amount.  In
                                     exchange for that periodic payment, upon a default
                                     event in Lebanon, Deutsche Bank AG agrees to pay
                                     the Fund the notional amount of the swap.  To
                                     receive that payment, the Fund must deliver a bond
                                     (with par value equal to the notional amount of
                                     the swap) issued by Lebanon to Deutsche Bank AG.

         5,000,000 USD     6/18/05   Agreement with Deutsche Bank AG dated 6/13/02 to                       (55,023)
                                     pay 2.35% per year times the notional amount.  In
                                     exchange for that periodic payment, upon a default
                                     event in the Philippines, Deutsche Bank AG agrees
                                     to pay the Fund the notional amount of the swap.
                                     To receive that payment, the Fund must deliver a
                                     bond (with par value equal to the notional amount
                                     of the swap) issued by the Philippines to Deutsche
                                     Bank AG.

         5,000,000 USD     7/15/05   Agreement with Banque Paribas dated 10/18/02 to                       (258,843)
                                     pay 10.00% per year times the notional amount.  In
                                     exchange for that periodic payment, upon a default
                                     event by Banco Latinoamericano de Exportaciones SA
                                     Euro Medium Term Notes, Banque Paribas agrees to
                                     pay the Fund the notional amount of the swap.  To
                                     receive that payment, the Fund must deliver a bond
                                     (with par value equal to the notional amount of
                                     the swap) issued by Banco Latinoamericano de
                                     Exportaciones SA Euro Medium Term Notes to Banque
                                     Paribas.

        15,000,000 USD     7/16/05   Agreement with UBS AG dated 7/15/04 to pay 2.10%                      (141,728)
                                     per year times the notional amount.  In exchange
                                     for that periodic payment, upon a default event by
                                     Gazprom Loan Facility, UBS AG agrees to pay the
                                     Fund the notional amount of the swap.  To receive
                                     that payment, the Fund must deliver a bond (with
                                     par value equal to the notional amount of the
                                     swap) issued by Gazprom Loan Facility to UBS AG.

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

   SWAP AGREEMENTS -- CONTINUED

                                                                                                    NET UNREALIZED
        NOTIONAL        EXPIRATION                                                                   APPRECIATION
         AMOUNT            DATE                               DESCRIPTION                           (DEPRECIATION)
   -------------------  ----------   ------------------------------------------------------------   ---------------
        15,000,000 USD     7/24/05   Agreement with Merrill Lynch International dated               $       (51,944)
                                     3/03/04 to pay 1.12% per year times the notional
                                     amount.  In exchange for that periodic payment,
                                     upon a default event in Russia, Merrill Lynch
                                     International agrees to pay the Fund the notional
                                     amount of the swap.  To receive that payment, the
                                     Fund must deliver a bond (with par value equal to
                                     the notional amount of the swap) issued by Russia
                                     to Merrill Lynch International.

         7,000,000 USD      8/5/05   Agreement with Deutsche Bank AG dated 7/31/02 to                      (122,185)
                                     pay 3.35% per year times the notional amount.  In
                                     exchange for that periodic payment, upon a default
                                     event in the Philippines, Deutsche Bank AG agrees
                                     to pay the Fund the notional amount of the swap.
                                     To receive that payment, the Fund must deliver a
                                     bond (with par value equal to the notional amount
                                     of the swap) issued by the Philippines to Deutsche
                                     Bank AG.

        10,000,000 USD     11/6/05   Agreement with JP Morgan Chase Bank dated 11/05/02                  (1,247,789)
                                     to pay 9.30% per year times the notional amount.
                                     In exchange for that periodic payment, upon a
                                     default event in Columbia, JP Morgan Chase Bank
                                     agrees to pay the Fund the notional amount of the
                                     swap.  To receive that payment, the Fund must
                                     deliver a bond (with par value equal to the
                                     notional amount of the swap) issued by Columbia to
                                     JP Morgan Chase Bank.

        10,000,000 USD    12/20/05   Agreement with UBS AG dated 12/10/03 to pay 2.03%                      (73,197)
                                     per year times the notional amount.  In exchange
                                     for that periodic payment, upon a default event in
                                     Brazil, UBS AG agrees to pay the Fund the notional
                                     amount of the swap.  To receive that payment, the
                                     Fund must deliver a bond (with par value equal to
                                     the notional amount of the swap) issued by Brazil
                                     to UBS AG.

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

   SWAP AGREEMENTS -- CONTINUED

                                                                                                    NET UNREALIZED
        NOTIONAL        EXPIRATION                                                                   APPRECIATION
         AMOUNT            DATE                               DESCRIPTION                           (DEPRECIATION)
   -------------------  ----------   ------------------------------------------------------------   ---------------
        15,000,000 USD     1/21/06   Agreement with Deutsche Bank AG dated 7/18/03 to               $       821,760
                                     receive 5.40% per year times the notional amount.
                                     In exchange for that periodic payment, upon a
                                     default event by Gazprom Loan Facility, the Fund
                                     agrees to pay Deutsche Bank AG the notional amount
                                     of the swap.  To receive that payment, Deutsche
                                     Bank AG must deliver a bond (with par value equal
                                     to the notional amount of the swap) issued by
                                     Gazprom Loan Facility to the Fund.

        15,000,000 USD      4/3/06   Agreement with Morgan Guaranty Trust Company dated                     (45,905)
                                     3/29/01 to pay 0.25% per year times the notional
                                     amount.  In exchange for that periodic payment,
                                     upon a default event by Banco Santander Senior
                                     Bonds or Loans, Morgan Guaranty Trust Company
                                     agrees to pay the Fund the notional amount of the
                                     swap.  To receive that payment, the Fund must
                                     deliver a bond (with par value equal to the
                                     notional amount of the swap) issued by Banco
                                     Santander Senior Bonds or Loans to Morgan Guaranty
                                     Trust Company.

        15,000,000 USD      4/6/06   Agreement with Morgan Guaranty Trust Company dated                     (48,709)
                                     4/03/01 to pay 0.26% per year times the notional
                                     amount. In exchange for that periodic payment,
                                     upon a default event by Banco Santander Senior
                                     Bonds or Loans, Morgan Guaranty Trust Company
                                     agrees to pay the Fund the notional amount of the
                                     swap.  To receive that payment, the Fund must
                                     deliver a bond (with par value equal to the
                                     notional amount of the swap) issued by Banco
                                     Santander Senior Bonds or Loans to Morgan Guaranty
                                     Trust Company.

        10,000,000 USD     4/10/06   Agreement with Morgan Guaranty Trust Company dated                     (32,446)
                                     4/04/01 to pay 0.26% per year times the notional
                                     amount. In exchange for that periodic payment, upon
                                     a default event by Banco Santander Senior Bonds or
                                     Loans, Morgan Guaranty Trust Company agrees to pay
                                     the Fund the notional amount of the swap.  To
                                     receive that payment, the Fund must deliver a bond
                                     (with par value equal to the notional amount of the
                                     swap) issued by Banco Santander Senior Bonds or
                                     Loans to Morgan Guaranty Trust Company.

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

   SWAP AGREEMENTS -- CONTINUED

                                                                                                    NET UNREALIZED
        NOTIONAL        EXPIRATION                                                                   APPRECIATION
         AMOUNT            DATE                               DESCRIPTION                           (DEPRECIATION)
   -------------------  ----------   ------------------------------------------------------------   ---------------
        30,000,000 USD     4/10/06   Agreement with Morgan Guaranty Trust Company dated             $      (104,469)
                                     4/05/01 to pay 0.275% per year times the notional
                                     amount. In exchange for that periodic payment,
                                     upon a default event by Banco Santander Senior
                                     Bonds or Loans, Morgan Guaranty Trust Company
                                     agrees to pay the Fund the notional amount of the
                                     swap.  To receive that payment, the Fund must
                                     deliver a bond (with par value equal to the
                                     notional amount of the swap) issued by Banco
                                     Santander Senior Bonds or Loans to Morgan Guaranty
                                     Trust Company.

        25,000,000 USD     4/30/06   Agreement with Morgan Guaranty Trust Company dated                     (88,285)
                                     4/25/01 to pay 0.27% per year times the notional
                                     amount. In exchange for that periodic payment,
                                     upon a default event by Banco Bilbao Vizcaya
                                     Senior Bonds or Loans, Morgan Guaranty Trust
                                     Company agrees to pay the Fund the notional amount
                                     of the swap.  To receive that payment, the Fund
                                     must deliver a bond (with par value equal to the
                                     notional amount of the swap) issue by Banco Bilbao
                                     Vizcaya Senior Bonds or Loans to Morgan Guaranty
                                     Trust Company.

        15,000,000 USD      6/8/06   Agreement with Morgan Guaranty Trust Company dated                     749,703
                                     6/05/01 to receive 2.95% per year times the
                                     notional amount.  In exchange for that periodic
                                     payment, upon a default event in Mexico, the Fund
                                     agrees to pay Morgan Guaranty Trust Company the
                                     notional amount of the swap.  To receive that
                                     payment, Morgan Guaranty Trust Company must
                                     deliver a bond (with par value equal to the
                                     notional amount of the swap) issued by Mexico to
                                     the Fund.

        35,000,000 USD      7/5/06   Agreement with Deutsche Bank AG dated 7/01/03 to                     2,072,113
                                     receive 5.00% per year times the notional amount.
                                     In exchange for that periodic payment, upon a
                                     default event by Gazprom Loan Facility, the Fund
                                     agrees to pay Deutsche Bank AG the notional amount
                                     of the swap.  To receive that payment, Deutsche
                                     Bank AG must deliver a bond (with par value equal
                                     to the notional amount of the swap) issued by
                                     Gazprom Loan Facility to the Fund.

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

   SWAP AGREEMENTS -- CONTINUED

                                                                                                    NET UNREALIZED
        NOTIONAL        EXPIRATION                                                                   APPRECIATION
         AMOUNT            DATE                               DESCRIPTION                           (DEPRECIATION)
   -------------------  ----------   ------------------------------------------------------------   ---------------
        35,000,000 USD      7/5/06   Agreement with UBS AG dated 5/20/04 to pay 3.40%               $      (995,535)
                                     per year times the notional amount.  In exchange
                                     for that periodic payment, upon a default event by
                                     Gazprom Loan Facility, UBS AG agrees to pay the
                                     Fund the notional amount of the swap.  To receive
                                     that payment, the Fund must deliver a bond (with
                                     par value equal to the notional amount of the
                                     swap) issued by Gazprom Loan Facility to UBS AG.

        20,000,000 USD      8/9/06   Agreement with JP Morgan Chase Bank dated 8/06/02                     (138,742)
                                     to pay 0.42% per year times the notional amount.
                                     In exchange for that periodic payment, upon a
                                     default event by Banco Bilbao Vizcaya Argentaria
                                     SA, JP Morgan Chase Bank agrees to pay the Fund
                                     the notional amount of the swap.  To receive that
                                     payment, the Fund must deliver a bond (with par
                                     value equal to the notional amount of the swap)
                                     issued by Banco Bilbao Vizcaya Argentaria SA to JP
                                     Morgan Chase Bank.

        15,000,000 USD     8/21/06   Agreement with Deutsche Bank AG dated 7/18/03 to                       951,255
                                     receive 5.45% per year times the notional amount.
                                     In exchange for that periodic payment, upon a
                                     default event by Gazprom Loan Facility, the Fund
                                     agrees to pay Deutsche Bank AG the notional amount
                                     of the swap.  To receive that payment, Deutsche
                                     Bank AG must deliver a bond (with par value equal
                                     to the notional amount of the swap) issued by
                                     Gazprom Loan Facility to the Fund.

         5,000,000 USD     9/27/06   Agreement with Merrill Lynch International dated                    (1,291,783)
                                     11/01/02 to receive 5.70% per year times the
                                     notional amount.  In exchange for that periodic
                                     payment, upon a default event in The Dominican
                                     Republic, the Fund agrees to pay Merrill Lynch
                                     International the notional amount of the swap.  To
                                     receive that payment, Merrill Lynch International
                                     must deliver a bond (with par value equal to the
                                     notional amount of the swap) issued by The
                                     Dominican Republic to the Fund.

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

   SWAP AGREEMENTS -- CONTINUED

                                                                                                    NET UNREALIZED
        NOTIONAL        EXPIRATION                                                                   APPRECIATION
         AMOUNT            DATE                               DESCRIPTION                           (DEPRECIATION)
   -------------------  ----------   ------------------------------------------------------------   ---------------
        15,000,000 USD    11/20/06   Agreement with Deutsche Bank AG dated 11/04/03 to              $      (671,865)
                                     pay 4.55% per year times the notional amount.  In
                                     exchange for that periodic payment, upon a default
                                     event in Brazil, Deutsche Bank AG agrees to pay
                                     the Fund the notional amount of the swap.  To
                                     receive that payment, the Fund must deliver a bond
                                     (with par value equal to the notional amount of
                                     the swap) issued by Brazil to Deutsche Bank AG.

        10,000,000 USD    11/20/06   Agreement with Deutsche Bank AG dated 11/05/03 to                     (412,238)
                                     pay 4.40% per year times the notional amount.  In
                                     exchange for that periodic payment, upon a default
                                     event in Brazil, Deutsche Bank AG agrees to pay
                                     the Fund the notional amount of the swap.  To
                                     receive that payment, the Fund must deliver a bond
                                     (with par value equal to the notional amount of
                                     the swap) issued by Brazil to Deutsche Bank AG.

        20,000,000 USD    12/20/06   Agreement with JP Morgan Chase Bank dated 11/03/03                    (883,918)
                                     to pay 4.75% per year times the notional amount.
                                     In exchange for that periodic payment, upon a
                                     default event in Brazil, JP Morgan Chase Bank
                                     agrees to pay the Fund the notional amount of the
                                     swap.  To receive that payment, the Fund must
                                     deliver a bond (with par value equal to the
                                     notional amount of the swap) issued by Brazil to
                                     JP Morgan Chase Bank.

        10,000,000 USD     2/18/07   Agreement with JP Morgan Chase Bank dated 2/13/02                     (743,242)
                                     to pay 4.60% per year times the notional amount.
                                     In exchange for that periodic payment, upon a
                                     default event in Russia, JP Morgan Chase Bank
                                     agrees to pay the Fund the notional amount of the
                                     swap.  To receive that payment, the Fund must
                                     deliver a bond (with par value equal to the
                                     notional amount of the swap) issued by Russia to
                                     JP Morgan Chase Bank.

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

   SWAP AGREEMENTS -- CONTINUED

                                                                                                    NET UNREALIZED
        NOTIONAL        EXPIRATION                                                                   APPRECIATION
         AMOUNT            DATE                               DESCRIPTION                           (DEPRECIATION)
   -------------------  ----------   ------------------------------------------------------------   ---------------
        10,000,000 USD     2/26/07   Agreement with Salomon Brothers International                  $      (388,236)
                                     Limited dated 2/21/02 to pay 2.15% per year times
                                     the notional amount.  In exchange for that
                                     periodic payment, upon a default event in South
                                     Africa, Salomon Brothers International Limited
                                     agrees to pay the Fund the notional amount of the
                                     swap.  To receive that payment, the Fund must
                                     deliver a bond (with par value equal to the
                                     notional amount of the swap) issued by South
                                     Africa to Salomon Brothers International Limited.

        10,000,000 USD     6/27/07   Agreement with JP Morgan Chase Bank dated 6/24/02                      (77,006)
                                     to pay 0.33% times the notional amount.  In
                                     exchange for that periodic payment, upon a default
                                     event by Banco Bilbao Vizcaya Argentaria SA, JP
                                     Morgan Chase Bank agrees to pay the Fund the
                                     notional amount of the swap.  To receive that
                                     payment, the Fund must deliver a bond (with par
                                     value equal to the notional amount of the swap)
                                     issued by Banco Bilbao Vizcaya Argentaria SA to JP
                                     Morgan Chase Bank.

        10,000,000 USD      7/2/07   Agreement with Citibank N.A. dated 6/27/02 to pay                     (124,976)
                                     0.64% per year times the notional amount. In
                                     exchange for that periodic payment, upon a default
                                     event by Bank of China bonds or loans, Citibank
                                     N.A. agrees to pay the Fund the notional amount of
                                     the swap.  To receive that payment, the Fund must
                                     deliver a bond (with par value equal to the
                                     notional amount of the swap) issued by Bank of
                                     China bonds or loans to Citibank N.A.

         3,000,000 USD      7/2/07   Agreement with Deutsche Bank AG dated 6/27/02 to                       (37,712)
                                     pay 0.64% per year times the notional amount.  In
                                     exchange for that periodic payment, upon a default
                                     event by Bank of China bonds or loans, Deutsche
                                     Bank AG agrees to pay the Fund the notional amount
                                     of the swap.  To receive that payment, the Fund
                                     must deliver a bond (with par value equal to the
                                     notional amount of the swap) issued by Bank of
                                     China bonds or loans to Deutsche Bank AG.

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

   SWAP AGREEMENTS -- CONTINUED

                                                                                                    NET UNREALIZED
        NOTIONAL        EXPIRATION                                                                   APPRECIATION
         AMOUNT            DATE                               DESCRIPTION                           (DEPRECIATION)
   -------------------  ----------   ------------------------------------------------------------   ---------------
        15,000,000 USD     9/27/07   Agreement with JP Morgan Chase Bank dated 9/26/02              $      (119,599)
                                     to pay 0.33% per year times the notional amount.
                                     In exchange for that periodic payment, upon a
                                     default event by HSBC Bank Plc, JP Morgan Chase
                                     Bank agrees to pay the Fund the notional amount of
                                     the swap.  To receive that payment, the Fund must
                                     deliver a bond (with par value equal to the
                                     notional amount of the swap) issued by HSBC Bank
                                     Plc to JP Morgan Chase Bank.

        10,000,000 USD    10/10/07   Agreement with JP Morgan Chase Bank dated 10/09/02                    (198,110)
                                     to pay 0.70% per year times the notional amount.
                                     In exchange for that periodic payment, upon a
                                     default event by Banco Bilbao Vizcaya Argentaria
                                     SA, JP Morgan Chase Bank agrees to pay the Fund
                                     the notional amount of the swap.  To receive that
                                     payment, the Fund must deliver a bond (with par
                                     value equal to the notional amount of the swap)
                                     issued by Banco Bilbao Vizcaya Argentaria SA to JP
                                     Morgan Chase Bank.

         8,000,000 USD    10/19/07   Agreement with Deutsche Bank AG dated 10/18/02 to                   (2,919,806)
                                     pay 15.0% per year times the notional amount.  In
                                     exchange for that periodic payment, upon a default
                                     event in Venezuela, Deutsche Bank AG agrees to pay
                                     the Fund the notional amount of the swap.  To
                                     receive that payment, the Fund must deliver a bond
                                     (with par value equal to the notional amount of
                                     the swap) issued by Venezuela to Deutsche Bank AG.

         5,000,000 USD    10/22/07   Agreement with JP Morgan Chase Bank dated 10/21/02                     (73,804)
                                     to pay 0.54% per year times the notional amount.
                                     In exchange for that periodic payment, upon a
                                     default event by Banco Bilbao Vizcaya Argentaria
                                     SA, JP Morgan Chase Bank agrees to pay the Fund
                                     the notional amount of the swap.  To receive that
                                     payment, the Fund must deliver a bond (with par
                                     value equal to the notional amount of the swap)
                                     issued by Banco Bilbao Vizcaya Argentaria SA to JP
                                     Morgan Chase Bank.

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

   SWAP AGREEMENTS -- CONTINUED

                                                                                                    NET UNREALIZED
        NOTIONAL        EXPIRATION                                                                   APPRECIATION
         AMOUNT            DATE                               DESCRIPTION                           (DEPRECIATION)
   -------------------  ----------   ------------------------------------------------------------   ---------------
         5,000,000 USD    10/23/07   Agreement with JP Morgan Chase Bank dated 10/22/02             $       (64,359)
                                     to pay 0.48% per year times the notional amount.
                                     In exchange for that periodic payment, upon a
                                     default event by Banco Bilbao Vizcaya Argentaria
                                     SA, JP Morgan Chase Bank agrees to pay the Fund
                                     the notional amount of the swap.  To receive that
                                     payment, the Fund must deliver a bond (with par
                                     value equal to the notional amount of the swap)
                                     issued by Banco Bilbao Vizcaya Argentaria SA to JP
                                     Morgan Chase Bank.

         5,000,000 USD    10/30/07   Agreement with Deutsche Bank AG dated 10/29/02 to                      (57,918)
                                     pay 0.44% per year times the notional amount. In
                                     exchange for that periodic payment, upon a default
                                     event by Banco Bilbao Vizcaya Argentaria SA,
                                     Deutsche Bank AG agrees to pay the Fund the
                                     notional amount of the swap.  To receive that
                                     payment, the Fund must deliver a bond (with par
                                     value equal to the notional amount of the swap)
                                     issued by Banco Bilbao Vizcaya Argentaria SA to
                                     Deutsche Bank AG.

        10,000,000 USD    11/23/07   Agreement with Deutsche Bank AG dated 11/22/02 to                     (345,086)
                                     pay 1.15% per year times the notional amount.  In
                                     exchange for that periodic payment, upon a default
                                     event by Endesa SA of Spain, Deutsche Bank AG
                                     agrees to pay the Fund the notional amount of the
                                     swap.  To receive that payment, the Fund must
                                     deliver a bond (with par value equal to the
                                     notional amount of the swap) issued by Endesa SA
                                     of Spain to Deutsche Bank AG.

        15,000,000 USD    11/27/07   Agreement with JP Morgan Chase Bank dated 11/26/02                    (487,661)
                                     to pay 1.10% per year times the notional amount.
                                     In exchange for that periodic payment, upon a
                                     default event by Endesa SA of Spain, JP Morgan
                                     Chase Bank agrees to pay the Fund  the notional
                                     amount of the swap.  To receive that payment, the
                                     Fund must deliver a bond (with par value equal to
                                     the notional amount of the swap) issued by Endesa
                                     SA of Spain to JP Morgan Chase Bank.

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

   SWAP AGREEMENTS -- CONTINUED

                                                                                                    NET UNREALIZED
        NOTIONAL        EXPIRATION                                                                   APPRECIATION
         AMOUNT            DATE                               DESCRIPTION                           (DEPRECIATION)
   -------------------  ----------   ------------------------------------------------------------   ---------------
         5,000,000 USD      5/7/08   Agreement with JP Morgan Chase Bank dated 5/06/03              $     1,023,412
                                     to receive 9.65% per year times the notional
                                     amount. In exchange for that periodic payment,
                                     upon a default event in Brazil, the Fund agrees to
                                     pay JP Morgan Chase Bank the notional amount of
                                     the swap.  To receive that payment, JP Morgan
                                     Chase Bank must deliver a bond (with par value
                                     equal to the notional amount of the swap) issued
                                     by Brazil to the Fund.

        10,000,000 USD     5/20/08   Agreement with Deutsche Bank AG dated 5/19/04 to                       414,836
                                     receive 4.20% per year times the notional amount.
                                     In exchange for that periodic payment, upon a
                                     default event by Gazprom Loan Facility, the Fund
                                     agrees to pay Deutsche Bank AG the notional amount
                                     of the swap.  To receive that payment, Deutsche
                                     Bank AG must deliver a bond (with par value equal
                                     to the notional amount of the swap) issued by
                                     Gazprom Loan Facility to the Fund.

         5,000,000 USD     5/30/08   Agreement with JP Morgan Chase Bank dated 5/29/03                    1,016,901
                                     to receive 8.65% per year times the notional
                                     amount.  In exchange for that periodic payment,
                                     upon a default event in Turkey, the Fund agrees to
                                     pay JP Morgan Chase Bank the notional amount of
                                     the swap.  To receive that payment, JP Morgan
                                     Chase Bank must deliver a bond (with par value
                                     equal to the notional amount of the swap) issued
                                     by Turkey to the Fund.

         5,000,000 USD      8/6/08   Agreement with Bear Stearns International Limited                      118,130
                                     dated 8/05/03 to receive 1.10% per year times the
                                     notional amount.  In exchange for that periodic
                                     payment, upon a default event in Trinidad and
                                     Tobago, the Fund agrees to pay Bear Stearns
                                     International Limited the notional amount of the
                                     swap.  To receive that payment, Bear Stearns
                                     International Limited must deliver a bond (with
                                     par value equal to the notional amount of the
                                     swap) issued by Trinidad and Tobago to the Fund.

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

   SWAP AGREEMENTS -- CONTINUED

                                                                                                    NET UNREALIZED
        NOTIONAL        EXPIRATION                                                                   APPRECIATION
         AMOUNT            DATE                               DESCRIPTION                           (DEPRECIATION)
   -------------------  ----------   ------------------------------------------------------------   ---------------
        10,000,000 USD     9/20/08   Agreement with Morgan Stanley Capital Services,                $       839,146
                                     Inc., dated 7/09/03 to receive 5.15% per year
                                     times the notional amount.  In exchange for that
                                     periodic payment, upon a default event in
                                     Columbia, the Fund agrees to pay Morgan Stanley
                                     Capital Services, Inc. the notional amount of the
                                     swap.  To receive that payment, Morgan Stanley
                                     Capital Services, Inc. must deliver a bond (with
                                     par value equal to the notional amount of the
                                     swap) issued by Columbia to the Fund.

         2,000,000 USD     9/20/08   Agreement with UBS AG dated 6/26/03 to receive                        (318,932)
                                     9.20% per year times the notional amount.  In
                                     exchange for that periodic payment, upon a default
                                     event in the Dominican Republic, the Fund agrees
                                     to pay UBS AG the notional amount of the swap.  To
                                     receive that payment, UBS AG must deliver a bond
                                     (with par value equal to the notional amount of
                                     the swap) issued by the Dominican Republic to the
                                     Fund.

        25,000,000 USD    10/17/08   Agreement with UBS AG dated 4/16/04 to receive                         752,190
                                     3.90% per year times the notional amount.  In
                                     exchange for that periodic payment, upon a default
                                     event by Gazprom Loan Facility, the Fund agrees to
                                     pay UBS AG the notional amount of the swap.  To
                                     receive that payment, UBS AG must deliver a bond
                                     (with par value equal to the notional amount of
                                     the swap) issued by Gazprom Loan Facility to the
                                     Fund.

         4,000,000 USD    10/20/08   Agreement with Deutsche Bank AG dated 10/01/03 to                       36,769
                                     receive 8.50% per year times the notional amount.
                                     In exchange for that periodic payment, upon a
                                     default event in Uruguay, the Fund agrees to pay
                                     Deutsche Bank AG the notional amount of the swap.
                                     To receive that payment, Deutsche Bank AG must
                                     deliver a bond (with par value equal to the
                                     notional amount of the swap) issued by Uruguay to
                                     the Fund.

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

   SWAP AGREEMENTS -- CONTINUED

                                                                                                    NET UNREALIZED
        NOTIONAL        EXPIRATION                                                                   APPRECIATION
         AMOUNT            DATE                               DESCRIPTION                           (DEPRECIATION)
   -------------------  ----------   ------------------------------------------------------------   ---------------
        15,000,000 USD    11/20/08   Agreement with Deutsche Bank AG dated 11/04/03 to              $       936,608
                                     receive 5.80% per year times the notional amount.
                                     In exchange for that periodic payment, upon a
                                     default event in Brazil, the Fund agrees to pay
                                     Deutsche Bank AG the notional amount of the swap.
                                     To receive that payment, Deutsche Bank AG must
                                     deliver a bond (with par value equal to the
                                     notional amount of the swap) issued by Brazil to
                                     the Fund.

        10,000,000 USD    11/20/08   Agreement with Deutsche Bank AG dated 11/05/03 to                      586,133
                                     receive 5.70% per year times the notional amount.
                                     In exchange for that periodic payment, upon a
                                     default event in Brazil, the Fund agrees to pay
                                     Deutsche Bank AG the notional amount of the swap.
                                     To receive that payment, Deutsche Bank AG must
                                     deliver a bond (with par value equal to the
                                     notional amount of the swap) issued by Brazil to
                                     the Fund.

         9,000,000 USD    11/20/08   Agreement with Deutsche Bank AG dated 11/17/03 to                      522,689
                                     receive 4.77% per year times the notional amount.
                                     In exchange for that periodic payment, upon a
                                     default event in Columbia, the Fund agrees to pay
                                     Deutsche Bank AG the notional amount of the swap.
                                     To receive that payment Deutsche Bank AG must
                                     deliver a bond (with par value equal to the
                                     notional amount of the swap) issued by Columbia to
                                     the Fund.

        14,000,000 USD    12/20/08   Agreement with Deutsche Bank AG dated 10/22/03 to                     (267,251)
                                     pay 0.79% per year times the notional amount.  In
                                     exchange for that periodic payment, upon a default
                                     event by Korea Deposit Insurance Corporation,
                                     Deutsche Bank AG agrees to pay the Fund the
                                     notional amount of the swap.  To receive that
                                     payment, the Fund must deliver a bond (with par
                                     value equal to the notional amount of the swap)
                                     issued by Korea Deposit Insurance Corporation to
                                     Deutsche Bank AG.

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

   SWAP AGREEMENTS -- CONTINUED

                                                                                                    NET UNREALIZED
        NOTIONAL        EXPIRATION                                                                   APPRECIATION
         AMOUNT            DATE                               DESCRIPTION                           (DEPRECIATION)
   -------------------  ----------   ------------------------------------------------------------   ---------------
        20,000,000 USD    12/20/08   Agreement with JP Morgan Chase Bank dated 11/03/03             $     1,234,320
                                     to receive 5.95% per year times the notional
                                     amount. In exchange for that periodic payment,
                                     upon a default event in Brazil, the Fund agrees to
                                     pay JP Morgan Chase Bank the notional amount of
                                     the swap.  To receive that payment, JP Morgan
                                     Chase Bank must deliver a bond (with par value
                                     equal to the notional amount of the swap) issued
                                     by Brazil to the Fund.

         5,000,000 USD     1/20/09   Agreement with Lehman Brothers dated 1/02/04 to                        189,938
                                     receive 5.45% per year times the notional amount.
                                     In exchange for that periodic payment, upon a
                                     default event in Venezuela, the Fund agrees to pay
                                     Lehman Brothers the notional amount of the swap.
                                     To receive that payment, Lehman Brothers must
                                     deliver a bond (with par value equal to the
                                     notional amount of the swap) issued by Venezuela
                                     to the Fund.

         5,000,000 USD     3/20/09   Agreement with JP Morgan Chase Bank dated 12/23/03                         450
                                     to receive 2.85% per year times the notional
                                     amount.  In exchange for that periodic payment,
                                     upon a default event in Peru, the Fund agrees to
                                     pay JP Morgan Chase Bank the notional amount of
                                     the swap.  To receive that payment, JP Morgan
                                     Chase Bank must deliver a bond (with par value
                                     equal to the notional amount of the swap) issued
                                     by Peru to the Fund.

        10,000,000 USD     3/20/09   Agreement with JP Morgan Chase Bank dated 12/23/03                     111,651
                                     to receive 4.30% per year times the notional
                                     amount.  In exchange for that periodic payment,
                                     upon a default event in the Philippines, the Fund
                                     agrees to pay JP Morgan Chase Bank the notional
                                     amount of the swap.  To receive that payment, JP
                                     Morgan Chase Bank must deliver a bond (with par
                                     value equal to the notional amount of the swap)
                                     issued by the Philippines to the Fund.

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

   SWAP AGREEMENTS -- CONTINUED

                                                                                                    NET UNREALIZED
        NOTIONAL        EXPIRATION                                                                   APPRECIATION
         AMOUNT            DATE                               DESCRIPTION                           (DEPRECIATION)
   -------------------  ----------   ------------------------------------------------------------   ---------------
        10,000,000 USD     4/17/09   Agreement with Deutsche Bank AG dated 4/16/04 to               $       242,589
                                     receive 3.90% per year times the notional amount.
                                     In exchange for that periodic payment, upon a
                                     default event by Gazprom Loan Facility, the Fund
                                     agrees to pay Deutsche Bank AG the notional amount
                                     of the swap.  To receive that payment, Deutsche
                                     Bank AG must deliver a bond (with par value equal
                                     to the notional amount of the swap) issued by
                                     Gazprom Loan Facility to the Fund.

         5,000,000 USD     5/20/09   Agreement with UBS AG dated 5/20/04 to receive                         204,033
                                     4.40% per year times the notional amount.  In
                                     exchange for that periodic payment, upon a default
                                     event by Gazprom Loan Facility, the Fund agrees to
                                     pay UBS AG the notional amount of the swap.  To
                                     receive that payment, UBS AG must deliver a bond
                                     (with par value equal to the notional amount of
                                     the swap) issued by Gazprom Loan Facility to the
                                     Fund.

        25,000,000 USD     5/21/09   Agreement with UBS AG dated 5/20/04 to receive                       1,122,242
                                     4.50% per year times the notional amount.  In
                                     exchange for that periodic payment, upon a default
                                     event by Gazprom Loan Facility, the Fund agrees to
                                     pay UBS AG the notional amount of the swap.  To
                                     receive that payment, UBS AG must deliver a bond
                                     (with par value equal to the notional amount of
                                     the swap) issued by Gazprom Loan Facility to the
                                     Fund.

        25,000,000 USD     6/20/09   Agreement with JP Morgan Chase Bank dated 6/14/04                    3,518,422
                                     to receive 8.01% per year times the notional
                                     amount. In exchange for that periodic payment,
                                     upon a default event in Brazil, the Fund agrees to
                                     pay JP Morgan Chase Bank the notional amount of
                                     the swap.  To receive that payment, JP Morgan
                                     Chase Bank must deliver a bond (with par value
                                     equal to the notional amount of the swap) issued
                                     by Brazil to the Fund.

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

   SWAP AGREEMENTS -- CONTINUED

                                                                                                    NET UNREALIZED
        NOTIONAL        EXPIRATION                                                                   APPRECIATION
         AMOUNT            DATE                               DESCRIPTION                           (DEPRECIATION)
   -------------------  ----------   ------------------------------------------------------------   ---------------
         7,000,000 USD      8/5/09   Agreement with Deutsche Bank AG dated 7/07/04 to               $       153,538
                                     receive 4.85% per year times the notional amount.
                                     In exchange for that periodic payment, upon a
                                     default event in Ukraine, the Fund agrees to pay
                                     Deutsche Bank AG the notional amount of the swap.
                                     To receive that payment, Deutsche Bank AG must
                                     deliver a bond (with par value equal to the
                                     notional amount of the swap) issued by Ukraine to
                                     the Fund.

         7,000,000 USD      2/5/10   Agreement with Deutsche Bank AG dated 7/07/04 to                       135,881
                                     receive 4.85% per year times the notional amount.
                                     In exchange for that periodic payment, upon a
                                     default event in Ukraine, the Fund agrees to pay
                                     Deutsche Bank AG the notional amount of the swap.
                                     To receive that payment, Deutsche Bank AG must
                                     deliver a bond (with par value equal to the
                                     notional amount of the swap) issued by Ukraine to
                                     the Fund.

        12,000,000 USD      3/5/10   Agreement with Deutsche Bank AG dated 3/04/03 to                     3,399,116
                                     receive 9.10% per year times the notional amount.
                                     In exchange for that periodic payment, upon a
                                     default event in Turkey, the Fund agrees to pay
                                     Deutsche Bank AG the notional amount of the swap.
                                     To receive that payment, Deutsche Bank AG must
                                     deliver a bond (with par value equal to the
                                     notional amount of the swap) issued by Turkey to
                                     the Fund.

         3,000,000 USD     3/29/10   Agreement with JP Morgan Chase Bank dated 3/28/03                      422,537
                                     to receive 4.70% per year times the notional
                                     amount.  In exchange for that periodic payment,
                                     upon a default event in Egypt, the Fund agrees to
                                     pay JP Morgan Chase Bank the notional amount of
                                     the swap.  To receive that payment, JP Morgan
                                     Chase Bank must deliver a bond (with par value
                                     equal to the notional amount of the swap) issued
                                     by Egypt to the Fund.

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

   SWAP AGREEMENTS -- CONTINUED

                                                                                                    NET UNREALIZED
        NOTIONAL        EXPIRATION                                                                   APPRECIATION
         AMOUNT            DATE                               DESCRIPTION                           (DEPRECIATION)
   -------------------  ----------   ------------------------------------------------------------   ---------------
         7,000,000 USD      8/5/10   Agreement with Deutsche Bank AG dated 7/07/04 to                $      139,082
                                     receive 4.90% per year times the notional amount.
                                     In exchange for that periodic payment, upon a
                                     default event in Ukraine, the Fund agrees to pay
                                     Deutsche Bank AG the notional amount of the swap.
                                     To receive that payment, Deutsche Bank AG must
                                     deliver a bond (with par value equal to the
                                     notional amount of the swap) issued by Ukraine to
                                     the Fund.

         7,000,000 USD      2/7/11   Agreement with Deutsche Bank AG dated 7/07/04 to                       144,549
                                     receive 4.95% per year times the notional amount.
                                     In exchange for that periodic payment, upon a
                                     default event in Ukraine, the Fund agrees to pay
                                     Deutsche Bank AG the notional amount of the swap.
                                     To receive that payment, Deutsche Bank AG must
                                     deliver a bond (with par value equal to the
                                     notional amount of the swap) issued by Ukraine to
                                     the Fund.

         9,000,000 USD     7/17/11   Agreement with UBS AG dated 7/16/04 to receive                         208,548
                                     5.05% per year times the notional amount. In
                                     exchange for that periodic payment, upon a default
                                     event in Ukraine, the Fund agrees to pay UBS AG
                                     the notional amount of the swap.  To receive that
                                     payment, UBS AG must deliver a bond (with par
                                     value equal to the notional amount of the swap)
                                     issued by Ukraine to the Fund.

         7,000,000 USD      8/5/11   Agreement with Deutsche Bank AG dated 7/07/04 to                       152,702
                                     receive 5.00% per year times the notional amount.
                                     In exchange for that periodic payment, upon a
                                     default event in Ukraine, the Fund agrees to pay
                                     Deutsche Bank AG the notional amount of the swap.
                                     To receive that payment, Deutsche Bank AG must
                                     deliver a bond (with par value equal to the
                                     notional amount of the swap) issued by Ukraine to
                                     the Fund.

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

   SWAP AGREEMENTS -- CONTINUED

                                                                                                    NET UNREALIZED
        NOTIONAL        EXPIRATION                                                                   APPRECIATION
         AMOUNT            DATE                               DESCRIPTION                           (DEPRECIATION)
   -------------------  ----------   ------------------------------------------------------------   ---------------
         5,000,000 USD     7/30/12   Agreement with JP Morgan Chase Bank dated 7/25/02              $       804,182
                                     to receive 3.05% per year times the notional
                                     amount.  In exchange for that periodic payment,
                                     upon a default event in Chile, the Fund agrees to
                                     pay JP Morgan Chase Bank the notional amount of
                                     the swap.  To receive that payment, JP Morgan
                                     Chase Bank must deliver a bond (with par value
                                     equal to the notional amount of the swap) issued
                                     by Chile to the Fund.

        10,000,000 USD     10/4/12   Agreement with JP Morgan Chase Bank dated 10/03/02                   1,656,722
                                     to receive 2.95% per year times the notional
                                     amount.  In exchange for that periodic payment,
                                     upon a default event in Chile, the Fund agrees to
                                     pay JP Morgan Chase Bank the notional amount of
                                     the swap.  To receive that payment, JP Morgan
                                     Chase Bank must deliver a bond (with par value
                                     equal to the notional amount of the swap) issued
                                     by Chile to the Fund.

         5,000,000 USD     11/5/12   Agreement with Deutsche Bank AG dated 11/04/02 to                     (831,956)
                                     receive 6.50% per year times the notional amount.
                                     In exchange for that periodic payment, upon a
                                     default event in Jamaica, the Fund agrees to pay
                                     Deutsche Bank AG the notional amount of the swap.
                                     To receive that payment, Deutsche Bank AG must
                                     deliver a bond (with par value equal to the
                                     notional amount of the swap) issued by Jamaica to
                                     the Fund.

        10,000,000 USD      1/8/13   Agreement with Deutsche Bank AG dated 1/07/03 to                     1,559,287
                                     receive 7.15% per year times the notional amount.
                                     In exchange for that periodic payment, upon a
                                     default event in Columbia, the Fund agrees to pay
                                     Deutsche Bank AG the notional amount of the swap.
                                     To receive that payment, Deutsche Bank AG must
                                     deliver a bond (with par value equal to the
                                     notional amount of the swap) issued by Columbia to
                                     the Fund.

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

   SWAP AGREEMENTS -- CONTINUED

                                                                                                    NET UNREALIZED
        NOTIONAL        EXPIRATION                                                                   APPRECIATION
         AMOUNT            DATE                               DESCRIPTION                           (DEPRECIATION)
   -------------------  ----------   ------------------------------------------------------------   ---------------
        10,000,000 USD      1/9/13   Agreement with Deutsche Bank AG dated 1/08/03 to               $     2,483,855
                                     receive 8.25% per year times the notional amount.
                                     In exchange for that periodic payment, upon a
                                     default event in Turkey, the Fund agrees to pay
                                     Deutsche Bank AG the notional amount of the swap.
                                     To receive that payment, Deutsche Bank AG must
                                     deliver a bond (with par value equal to the
                                     notional amount of the swap) issued by Turkey to
                                     the Fund.

         7,000,000 USD     1/10/13   Agreement with JP Morgan Chase Bank dated 1/09/03                    1,227,437
                                     to receive 7.50% per year times the notional
                                     amount.  In exchange for that periodic payment,
                                     upon a default event in Columbia, the Fund agrees
                                     to pay JP Morgan Chase Bank the notional amount of
                                     the swap.  To receive that payment, JP Morgan
                                     Chase Bank must deliver a bond (with par value
                                     equal to the notional amount of the swap) issued
                                     by Columbia to the Fund.

        10,000,000 USD      2/7/13   Agreement with JP Morgan Chase Bank dated 2/06/03                    2,156,820
                                     to receive 8.30% per year times the notional
                                     amount.  In exchange for that periodic payment,
                                     upon a default event in Columbia, the Fund agrees
                                     to pay JP Morgan Chase Bank the notional amount of
                                     the swap.  To receive that payment, JP Morgan
                                     Chase Bank must deliver a bond (with par value
                                     equal to the notional amount of the swap) issued
                                     by Columbia to the Fund.

        15,000,000 USD     2/11/13   Agreement with JP Morgan Chase Bank dated 2/10/03                    1,597,807
                                     to receive 3.05% per year times the notional
                                     amount.  In exchange for that periodic payment,
                                     upon a default event in Mexico, the Fund agrees to
                                     pay JP Morgan Chase Bank the notional amount of
                                     the swap.  To receive that payment, JP Morgan
                                     Chase Bank must deliver a bond (with par value
                                     equal to the notional amount of the swap) issued
                                     by Mexico to the Fund.

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

   SWAP AGREEMENTS -- CONTINUED

                                                                                                    NET UNREALIZED
        NOTIONAL        EXPIRATION                                                                   APPRECIATION
         AMOUNT            DATE                               DESCRIPTION                           (DEPRECIATION)
   -------------------  ----------   ------------------------------------------------------------   ---------------
        10,000,000 USD      6/6/13   Agreement with Deutsche Bank AG dated 6/05/03 to               $     2,352,871
                                     receive 9.40% per year times the notional amount.
                                     In exchange for that periodic payment, upon a
                                     default event in Brazil, the Fund agrees to pay
                                     Deutsche Bank AG the notional amount of the swap.
                                     To receive that payment, Deutsche Bank AG must
                                     deliver a bond (with par value equal to the
                                     notional amount of the swap) issued by Brazil to
                                     the Fund.

         5,000,000 USD      6/7/13   Agreement with Citibank N.A. dated 6/06/03 to                          162,434
                                     receive 3.15% per year times the notional amount.
                                     In exchange for that periodic payment, upon a
                                     default event in Russia, the Fund agrees to pay
                                     Citibank N.A. the notional amount of the swap.  To
                                     receive that payment, Citibank N.A. must deliver a
                                     bond (with par value equal to the notional amount
                                     of the swap) issued by Russia to the Fund.

        10,000,000 USD     6/11/13   Agreement with Citibank N.A. dated 6/10/03 to                          367,255
                                     receive 3.22% per year times the notional amount.
                                     In exchange for that periodic payment, upon a
                                     default event in Russia, the Fund agrees to pay
                                     Citibank N.A. the notional amount of the swap.  To
                                     receive that payment, Citibank N.A. must deliver a
                                     bond (with par value equal to the notional amount
                                     of the swap) issued by Russia to the Fund.

        20,000,000 USD     6/12/13   Agreement with Deutsche Bank AG dated 6/11/03 to                     4,307,977
                                     receive 9.08% per year times the notional amount.
                                     In exchange for that periodic payment, upon a
                                     default event in Brazil, the Fund agrees to pay
                                     Deutsche Bank AG the notional amount of the swap.
                                     To receive that payment, Deutsche Bank AG must
                                     deliver a bond (with par value equal to the
                                     notional amount of the swap) issued by Brazil to
                                     the Fund.

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

   SWAP AGREEMENTS -- CONTINUED

                                                                                                    NET UNREALIZED
        NOTIONAL        EXPIRATION                                                                   APPRECIATION
         AMOUNT            DATE                               DESCRIPTION                           (DEPRECIATION)
   -------------------  ----------   ------------------------------------------------------------   ---------------
        20,000,000 USD     6/13/13   Agreement with Deutsche Bank AG dated 6/12/03 to               $       768,646
                                     receive 3.25% per year times the notional amount.
                                     In exchange for that periodic payment, upon a
                                     default event in Russia, the Fund agrees to pay
                                     Deutsche Bank AG the notional amount of the swap.
                                     To receive that payment, Deutsche Bank AG must
                                     deliver a bond (with par value equal to the
                                     notional amount of the swap) issued by Russia to
                                     the Fund.

        10,000,000 USD     6/24/13   Agreement with JP Morgan Chase Bank dated 6/23/03                      420,533
                                     to receive 3.32% per year times the notional
                                     amount.  In exchange for that periodic payment,
                                     upon a default event in Russia, the Fund agrees to
                                     pay JP Morgan Chase Bank the notional amount of
                                     the swap.  To receive that payment, JP Morgan
                                     Chase Bank must deliver a bond (with par value
                                     equal to the notional amount of the swap) issued
                                     by Russia to the Fund.

         5,000,000 USD     6/24/13   Agreement with JP Morgan Chase Bank dated 6/23/03                      220,133
                                     to receive 3.35% per year times the notional
                                     amount.  In exchange for that periodic payment,
                                     upon a default event in Russia, the Fund agrees to
                                     pay JP Morgan Chase Bank the notional amount of
                                     the swap.  To receive that payment, JP Morgan
                                     Chase Bank must deliver a bond (with par value
                                     equal to the notional amount of the swap) issued
                                     by Russia to the Fund.

        10,000,000 USD     9/20/13   Agreement with Deutsche Bank AG dated 6/23/03 to                       521,117
                                     receive 3.35% per year times the notional amount.
                                     In exchange for that periodic payment, upon a
                                     default event in Russia, the Fund agrees to pay
                                     Deutsche Bank AG the notional amount of the swap.
                                     To receive that payment, Deutsche Bank AG must
                                     deliver a bond (with par value equal to the
                                     notional amount of the swap) issued by Russia to
                                     the Fund.

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

   SWAP AGREEMENTS -- CONTINUED

                                                                                                    NET UNREALIZED
        NOTIONAL        EXPIRATION                                                                   APPRECIATION
         AMOUNT            DATE                               DESCRIPTION                           (DEPRECIATION)
   -------------------  ----------   ------------------------------------------------------------   ---------------
        10,000,000 USD    12/20/13   Agreement with Deutsche Bank AG dated 12/15/03 to              $       298,922
                                     receive 10.5% per year times the notional amount.
                                     In exchange for that periodic payment, upon a
                                     default event in Ecuador, the Fund agrees to pay
                                     Deutsche Bank AG the notional amount of the swap.
                                     To receive that payment, Deutsche Bank AG must
                                     deliver a bond (with par value equal to the
                                     notional amount of the swap) issued by Ecuador to
                                     the Fund.

        10,000,000 USD    12/24/13   Agreement with JP Morgan Chase Bank dated 12/23/03                    (158,168)
                                     to receive 3.80% per year times the notional
                                     amount.  In exchange for that periodic payment,
                                     upon a default event in Turkey, the Fund agrees to
                                     pay JP Morgan Chase Bank the notional amount of
                                     the swap.  To receive that payment, JP Morgan
                                     Chase Bank must deliver a bond (with par value
                                     equal to the notional amount of the swap) issued
                                     by Turkey to the Fund.

        10,000,000 USD     1/20/14   Agreement with Citibank N.A. dated 12/23/03 to                         233,242
                                     receive 4.94% per year times the notional amount.
                                     In exchange for that periodic payment, upon a
                                     default event in Columbia, the Fund agrees to pay
                                     Citibank N.A. the notional amount of the swap.  To
                                     receive that payment, Citibank N.A. must deliver a
                                     bond (with par value equal to the notional amount
                                     of the swap) issued by Columbia to the Fund.

        10,000,000 USD     1/20/14   Agreement with Deutsche Bank AG dated 1/05/04 to                      (658,951)
                                     receive 4.28% per year times the notional amount.
                                     In exchange for that periodic payment, upon a
                                     default event in Brazil, the Fund agrees to pay
                                     Deutsche Bank AG the notional amount of the swap.
                                     To receive that payment, Deutsche Bank AG must
                                     deliver a bond (with par value equal to the
                                     notional amount of the swap) issued by Brazil to
                                     the Fund.

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

   SWAP AGREEMENTS -- CONTINUED

                                                                                                    NET UNREALIZED
        NOTIONAL        EXPIRATION                                                                   APPRECIATION
         AMOUNT            DATE                               DESCRIPTION                           (DEPRECIATION)
   -------------------  ----------   ------------------------------------------------------------   ---------------
        10,000,000 USD     1/20/14   Agreement with Deutsche Bank AG dated 12/23/03 to              $       170,874
                                     receive 1.77% per year times the notional amount.
                                     In exchange for that periodic payment, upon a
                                     default event in Mexico, the Fund agrees to pay
                                     Deutsche Bank AG the notional amount of the swap.
                                     To receive that payment, Deutsche Bank AG must
                                     deliver a bond (with par value equal to the
                                     notional amount of the swap) issued by Mexico to
                                     the Fund.

        15,000,000 USD     3/20/14   Agreement with JP Morgan Chase Bank dated 1/05/04                     (772,071)
                                     to receive 4.30% per year times the notional
                                     amount. In exchange for that periodic payment,
                                     upon a default event in Brazil, the Fund agrees to
                                     pay JP Morgan Chase Bank the notional amount of
                                     the swap.  To receive that payment, JP Morgan
                                     Chase Bank must deliver a bond (with par value
                                     equal to the notional amount of the swap) issued
                                     by Brazil to the Fund.

         5,000,000 USD     3/20/14   Agreement with JP Morgan Chase Bank dated 1/05/04                     (251,282)
                                     to receive 4.32% per year times the notional
                                     amount. In exchange for that periodic payment,
                                     upon a default event in Brazil, the Fund agrees to
                                     pay JP Morgan Chase Bank the notional amount of
                                     the swap.  To receive that payment, JP Morgan
                                     Chase Bank must deliver a bond (with par value
                                     equal to the notional amount of the swap) issued
                                     by Brazil to the Fund.

         5,000,000 USD     3/20/14   Agreement with JP Morgan Chase Bank dated 12/23/03                     183,928
                                     to receive 4.90% per year times the notional
                                     amount.  In exchange for that periodic payment,
                                     upon a default event in Columbia, the Fund agrees
                                     to pay JP Morgan Chase Bank the notional amount of
                                     the swap.  To receive that payment, JP Morgan
                                     Chase Bank must deliver a bond (with par value
                                     equal to the notional amount of the swap) issued
                                     by Columbia to the Fund.

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

   SWAP AGREEMENTS -- CONTINUED

                                                                                                    NET UNREALIZED
        NOTIONAL        EXPIRATION                                                                   APPRECIATION
         AMOUNT            DATE                               DESCRIPTION                           (DEPRECIATION)
   -------------------  ----------   ------------------------------------------------------------   ---------------
        20,000,000 USD     4/20/14   Agreement with Lehman Brothers Special Financing               $       123,865
                                     Inc. dated 4/15/04 to receive 1.58% per year times
                                     the notional amount. In exchange for that periodic
                                     payment, upon a default event in Mexico, the Fund
                                     agrees to pay Lehman Brothers Special Financing
                                     Inc. the notional amount of the swap.  To receive
                                     that payment, Lehman Brothers Special Financing
                                     Inc. must deliver a bond (with par value equal to
                                     the notional amount of the swap) issued by Mexico
                                     to the Fund.

        20,000,000 USD     4/20/14   Agreement with Goldman Sachs dated 4/16/04 to                          138,428
                                     receive 1.59% per year times the notional amount.
                                     In exchange for that periodic payment, upon a
                                     default event in Mexico, the Fund agrees to pay
                                     Goldman Sachs the notional amount of the swap.  To
                                     receive that payment, Goldman Sachs must deliver a
                                     bond (with par value equal to the notional amount
                                     of the swap) issued by Mexico to the Fund.

        10,000,000 USD     5/14/14   Agreement with Deutsche Bank AG dated 5/13/04 to                     1,709,934
                                     receive 6.64% per year times the notional amount.
                                     In exchange for that periodic payment, upon a
                                     default event in Turkey, the Fund agrees to pay
                                     Deutsche Bank AG the notional amount of the swap.
                                     To receive that payment, Deutsche Bank AG must
                                     deliver a bond (with par value equal to the
                                     notional amount of the swap) issued by Turkey to
                                     the Fund.

         5,000,000 USD     5/19/14   Agreement with Deutsche Bank AG dated 5/18/04 to                       779,541
                                     receive 6.42% per year times the notional amount.
                                     In exchange for that periodic payment, upon a
                                     default event in Turkey, the Fund agrees to pay
                                     Deutsche Bank AG the notional amount of the swap.
                                     To receive that payment, Deutsche Bank AG must
                                     deliver a bond (with par value equal to the
                                     notional amount of the swap) issued by Turkey to
                                     the Fund.

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

   SWAP AGREEMENTS -- CONTINUED

                                                                                                    NET UNREALIZED
        NOTIONAL        EXPIRATION                                                                   APPRECIATION
         AMOUNT            DATE                               DESCRIPTION                           (DEPRECIATION)
   -------------------  ----------   ------------------------------------------------------------   ---------------
         5,000,000 USD     5/20/14   Agreement with Deutsche Bank AG dated 5/19/04 to               $       194,207
                                     receive 2.03% per year times the notional amount.
                                     In exchange for that periodic payment, upon a
                                     default event in Mexico, the Fund agrees to pay
                                     Deutsche Bank AG the notional amount of the swap.
                                     To receive that payment, Deutsche Bank AG must
                                     deliver a bond (with par value equal to the
                                     notional amount of the swap) issued by Mexico to
                                     the Fund.

        10,000,000 USD     5/20/14   Agreement with JP Morgan Chase Bank dated 4/29/04                      453,748
                                     to receive 2.10% per year times the notional
                                     amount. In exchange for that periodic payment,
                                     upon a default event in Mexico, the Fund agrees to
                                     pay JP Morgan Chase Bank the notional amount of
                                     the swap.  To receive that payment, JP Morgan
                                     Chase Bank must deliver a bond (with par value
                                     equal to the notional amount of the swap) issued
                                     by Mexico to the Fund.

        10,000,000 USD     5/20/14   Agreement with JP Morgan Chase Bank dated 5/03/04                      451,304
                                     to receive 2.10% per year times the notional
                                     amount. In exchange for that periodic payment,
                                     upon a default event in Mexico, the Fund agrees to
                                     pay JP Morgan Chase Bank the notional amount of
                                     the swap.  To receive that payment, JP Morgan
                                     Chase Bank must deliver a bond (with par value
                                     equal to the notional amount of the swap) issued
                                     by Mexico to the Fund.

         7,000,000 USD     5/20/14   Agreement with JP Morgan Chase Bank dated 5/07/04                    1,027,778
                                     to receive 6.25% per year times the notional
                                     amount. In exchange for that periodic payment,
                                     upon a default event in Turkey, the Fund agrees to
                                     pay JP Morgan Chase Bank the notional amount of
                                     the swap.  To receive that payment, JP Morgan
                                     Chase Bank must deliver a bond (with par value
                                     equal to the notional amount of the swap) issued
                                     by Turkey to the Fund.

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS--(CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

  SWAP AGREEMENTS--CONTINUED

                                                                                       NET UNREALIZED
       NOTIONAL      EXPIRATION                                                         APPRECIATION
        AMOUNT          DATE                         DESCRIPTION                        (DEPRECIATION)
-------------------  ----------   ---------------------------------------------------   -------------
     10,000,000 USD   5/20/14     Agreement with UBS AG dated 4/29/04 to receive        $     453,748
                                  2.10% per year times the notional amount. In
                                  exchange for that periodic payment, upon a default
                                  event in Mexico, the Fund agrees to pay UBS AG the
                                  notional amount of the swap.  To receive that
                                  payment, UBS AG must deliver a bond (with par
                                  value equal to the notional amount of the swap)
                                  issued by Mexico to the Fund.

     10,000,000 USD   6/16/14     Agreement with Deutsche Bank AG dated 6/15/04 to          1,383,712
                                  receive 6.22% per year times the notional amount.
                                  In exchange for that periodic payment, upon a
                                  default event in Turkey, the Fund agrees to pay
                                  Deutsche Bank AG the notional amount of the swap.
                                  To receive that payment, Deutsche Bank AG must
                                  deliver a bond (with par value equal to the
                                  notional amount of the swap) issued by Turkey to
                                  the Fund.

     10,000,000 USD   6/20/14     Agreement with JP Morgan Chase Bank dated 5/24/04           437,405
                                  to receive 2.10% per year times the notional
                                  amount. In exchange for that periodic payment,
                                  upon a default event in Mexico, the Fund agrees to
                                  pay JP Morgan Chase Bank the notional amount of
                                  the swap.  To receive that payment, JP Morgan
                                  Chase Bank must deliver a bond (with par value
                                  equal to the notional amount of the swap) issued
                                  by Mexico to the Fund.

     10,000,000 USD   6/20/14     Agreement with JP Morgan Chase Bank dated 5/25/04           436,935
                                  to receive 2.10% per year times the notional
                                  amount. In exchange for that periodic payment,
                                  upon a default event in Mexico, the Fund agrees to
                                  pay JP Morgan Chase Bank the notional amount of
                                  the swap.  To receive that payment, JP Morgan
                                  Chase Bank must deliver a bond (with par value
                                  equal to the notional amount of the swap) issued
                                  by Mexico to the Fund.

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS--(CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

  SWAP AGREEMENTS--CONTINUED

                                                                                       NET UNREALIZED
       NOTIONAL      EXPIRATION                                                         APPRECIATION
        AMOUNT          DATE                         DESCRIPTION                        (DEPRECIATION)
-------------------  ----------   ---------------------------------------------------   -------------
     10,000,000 USD   6/20/14     Agreement with JP Morgan Chase Bank dated 6/03/04     $     470,014
                                  to receive 2.15% per year times the notional
                                  amount. In exchange for that periodic payment,
                                  upon a default event in Mexico, the Fund agrees to
                                  pay JP Morgan Chase Bank the notional amount of
                                  the swap.  To receive that payment, JP Morgan
                                  Chase Bank must deliver a bond (with par value
                                  equal to the notional amount of the swap) issued
                                  by Mexico to the Fund.

     10,000,000 USD   7/20/14     Agreement with JP Morgan Chase Bank dated 6/22/04           342,372
                                  to receive 2.00% per year times the notional
                                  amount. In exchange for that periodic payment,
                                  upon a default event in Mexico, the Fund agrees to
                                  pay JP Morgan Chase Bank the notional amount of
                                  the swap.  To receive that payment, JP Morgan
                                  Chase Bank must deliver a bond (with par value
                                  equal to the notional amount of the swap) issued
                                  by Mexico to the Fund.

     35,000,000 USD   7/20/14     Agreement with JP Morgan Chase Bank dated 6/23/04         1,223,578
                                  to receive 2.01% per year times the notional
                                  amount. In exchange for that periodic payment,
                                  upon a default event in Mexico, the Fund agrees to
                                  pay JP Morgan Chase Bank the notional amount of
                                  the swap.  To receive that payment, JP Morgan
                                  Chase Bank must deliver a bond (with par value
                                  equal to the notional amount of the swap) issued
                                  by Mexico to the Fund.

      2,000,000 USD   8/24/14     Agreement with Deutsche Bank AG dated 8/23/04 to               (358)
                                  pay 4.25% per year times the notional amount.  In
                                  exchange for that periodic payment, upon a default
                                  event in Lebanon, Deutsche Bank AG agrees to pay
                                  the Fund the notional amount of the swap.  To
                                  receive that payment, the Fund must deliver a bond
                                  (with par value equal to the notional amount of
                                  the swap) issued by Lebanon to Deutsche Bank AG.

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS--(CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

  SWAP AGREEMENTS--CONTINUED

                                                                                       NET UNREALIZED
       NOTIONAL      EXPIRATION                                                         APPRECIATION
        AMOUNT          DATE                         DESCRIPTION                        (DEPRECIATION)
-------------------  ----------   ---------------------------------------------------   -------------
     10,000,000 USD   10/7/17     Agreement with JP Morgan Chase Bank dated 10/04/02    $   2,442,901
                                  to receive 4.20% per year times the notional
                                  amount.  In exchange for that periodic payment,
                                  upon a default event in Mexico, the Fund agrees to
                                  pay JP Morgan Chase Bank the notional amount of
                                  the swap.  To receive that payment, JP Morgan
                                  Chase Bank must deliver a bond (with par value
                                  equal to the notional amount of the swap) issued
                                  by Mexico to the Fund.

     20,000,000 USD   3/20/19     Agreement with JP Morgan Chase Bank dated 12/23/03          672,202
                                  to receive 1.90% per year times the notional
                                  amount. In exchange for that periodic payment,
                                  upon a default event in Mexico, the Fund agrees to
                                  pay JP Morgan Chase Bank the notional amount of
                                  the swap.  To receive that payment, JP Morgan
                                  Chase Bank must deliver a bond (with par value
                                  equal to the notional amount of the swap) issued
                                  by Mexico to the Fund.

     30,000,000 USD   8/15/31     Agreement with Goldman Sachs dated 8/24/04 to pay          (272,806)
                                  1.84% per year times the notional amount.  In
                                  exchange for that periodic payment, upon a default
                                  event in Mexico, Goldman Sachs agrees to pay the
                                  Fund the notional amount of the swap.  To receive
                                  that payment, the Fund must deliver a bond (with
                                  par value equal to the notional amount of the
                                  swap) issued by Mexico to Goldman Sachs.

INTEREST RATE SWAPS

     15,000,000 EUR   2/22/07     Agreement with UBS AG dated 2/18/00 to pay the           (1,290,430)
                                  notional amount multiplied by 5.76% and to receive
                                  the notional amount multiplied by the 6 month
                                  EURIBOR.

  6,000,000,000 JPY   3/10/08     Agreement with Deutsche Bank AG dated 3/06/03 to            378,877
                                  pay the notional amount multiplied by 0.285% and to
                                  receive the notional amount multiplied by the 6
                                  month Japanese LIBOR .

  6,000,000,000 JPY   3/26/08     Agreement with JP Morgan Chase Bank dated 3/24/03           428,127
                                  to pay the notional amount multiplied by 0.27% and
                                  to receive the notional amount multiplied by the 6
                                  month


               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS--(CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

  SWAP AGREEMENTS--CONTINUED

                                                                                       NET UNREALIZED
       NOTIONAL      EXPIRATION                                                         APPRECIATION
        AMOUNT          DATE                         DESCRIPTION                        (DEPRECIATION)
-------------------  ----------   ---------------------------------------------------   -------------
                                  Japanese LIBOR.
  6,000,000,000 JPY   4/16/08     Agreement with Citibank N.A. dated 4/14/03 to pay     $     457,118
                                  the notional amount multiplied by 0.27% and to
                                  receive the notional amount multiplied by the 6
                                  month Japanese LIBOR.

  6,000,000,000 JPY    5/9/08     Agreement with Citibank N.A. dated 5/07/03 to pay          568,801
                                  the notional amount multiplied by 0.23% and to
                                  receive the notional amount multiplied by the 6
                                  month Japanese LIBOR.

  6,000,000,000 JPY   5/29/08     Agreement with Deutsche Bank AG dated 5/27/03 to           458,078
                                  pay the notional amount multiplied by 0.215% and to
                                  receive the notional amount multiplied by the 6
                                  month Japanese LIBOR.

  6,000,000,000 JPY   6/11/08     Agreement with JP Morgan Chase Bank dated 6/09/03          694,635
                                  to pay the notional amount multiplied by 0.1925%
                                  and to receive the notional amount multiplied by
                                   the 6 month Japanese LIBOR.

  6,000,000,000 JPY   6/12/08     Agreement with Deutsche Bank AG dated 6/10/03 to            706,932
                                  pay the notional amount multiplied by 0.1875% and
                                  to receive the notional amount multiplied by the 6
                                  month Japanese LIBOR.

  6,000,000,000 JPY  12/17/09     Agreement with Citibank N.A. dated 12/13/02 to pay          822,721
                                  the notional amount multiplied by 0.5475% and to
                                  receive the notional amount multiplied by the 6
                                  month Japanese LIBOR.

     26,000,000 USD   3/31/10     Agreement with UBS AG dated 3/29/00 to receive the        4,601,388
                                  notional amount multiplied by 7.406% and to pay the
                                  notional amount multiplied by the 3 month LIBOR.

     35,000,000 USD   9/13/10     Agreement with Bear Stearns Bank Plc dated 9/08/00        5,684,714
                                  to receive the notional amount multiplied by 7.01%
                                  and to pay the notional amount multiplied by the 3
                                  month LIBOR.

     20,000,000 USD   1/24/11     Agreement with UBS AG dated 1/22/01 to receive the        2,327,010

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS--(CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

  SWAP AGREEMENTS--CONTINUED

                                                                                       NET UNREALIZED
       NOTIONAL      EXPIRATION                                                         APPRECIATION
        AMOUNT          DATE                         DESCRIPTION                        (DEPRECIATION)
-------------------  ----------   ---------------------------------------------------   -------------
                                  notional amount multiplied by 6.12% and to pay the
                                  notional amount multiplied by the 3 month LIBOR.
     30,000,000 USD   1/25/11     Agreement with Bear Stearns Bank Plc dated 1/23/01    $   3,634,024
                                  to receive the notional amount multiplied by 6.201%
                                  and to pay the notional amount multiplied by the 3
                                  month LIBOR.

     50,000,000 USD   7/17/13     Agreement with JP Morgan Chase Bank dated 7/15/03          (498,857)
                                  to receive the notional amount multiplied by
                                  4.3175% and to pay the notional amount multiplied
                                  by the 3 month LIBOR.

     50,000,000 USD   7/23/13     Agreement with JP Morgan Chase Bank dated 7/21/03           322,244
                                  to receive the notional amount multiplied by 4.54%
                                  and to pay the notional amount multiplied by the 3
                                  month LIBOR.

     50,000,000 USD  12/10/13     Agreement with Goldman Sachs International dated            552,332
                                  12/08/03 to receive the notional amount multiplied
                                  by 4.65% and to pay the notional amount multiplied
                                  by the 3 month LIBOR.

 36,000,000,000 KRW   3/16/14     Agreement with Deutsche Bank AG dated 8/23/04 to            (77,193)
                                  pay the notional amount multiplied by 5.03% and to
                                  receive the notional amount multiplied by the
                                  Korean bond rate for 91 day certificates of deposit.

     50,000,000 USD   4/20/14     Agreement with JP Morgan Chase Bank dated 4/16/04           961,079
                                  to receive the notional amount multiplied by
                                  4.7875% and to pay the notional amount multiplied
                                  by the 3 month LIBOR.

    100,000,000 USD   5/10/14     Agreement with Citibank N.A. dated 5/06/04 to               668,870
                                  receive the notional amount multiplied by 4.63% and
                                  to pay the notional amount multiplied by the 3
                                  month LIBOR.

    150,000,000 USD   5/12/14     Agreement with Citibank N.A. dated 5/07/04 to             9,077,188
                                  receive the notional amount multiplied by 5.305%
                                  and to pay the notional amount multiplied by the 3
                                  month LIBOR.

     50,000,000 USD    8/4/18     Agreement with Deutsche Bank AG dated 7/31/03 to          2,651,101
                                  receive the notional amount multiplied by 5.4475%
                                  and to

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS--(CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

SWAP AGREEMENTS--CONTINUED

                                                                                       NET UNREALIZED
       NOTIONAL      EXPIRATION                                                         APPRECIATION
        AMOUNT          DATE                         DESCRIPTION                        (DEPRECIATION)
-------------------  ----------   ---------------------------------------------------   -------------
                                  pay the notional amount multiplied by the 3
                                  month LIBOR.
     40,000,000 USD   4/29/19     Agreement with JP Morgan Chase Bank dated 4/27/04     $   1,327,080
                                  to receive the notional amount multiplied by
                                  5.289% and to pay the notional amount multiplied by
                                  the 3 month LIBOR.

     25,000,000 USD   12/2/23     Agreement with JP Morgan Chase Bank dated 1/28/03           488,928
                                  to receive the notional amount multiplied by 5.341%
                                  and to pay the notional amount multiplied by the 3
                                  month LIBOR.

TOTAL RETURN SWAPS

     10,000,000 USD   6/20/09     Agreement with Citibank N.A. dated 4/27/04 to                17,264
                                  receive the notional amount multiplied by the
                                  return on the IBOXX Index +2.65% and to pay in the
                                  event of a default within the Index, the Fund makes
                                  a proportionate payment of the notational amount.

      5,000,000 USD   6/20/09     Agreement with Deutsche Bank AG dated 4/02/04 to              8,632
                                  receive the notional amount multiplied by the
                                  return on the IBOXX Index +2.65% and to pay in the
                                  event of a default within the Index, the Fund makes
                                  a proportionate payment of the notational amount.

     40,000,000 USD   6/20/09     Agreement with Deutsche Bank AG dated 4/15/04 to             69,056
                                  receive the notional amount multiplied by the
                                  return on the IBOXX Index +2.65% and to pay in the
                                  event of a default within the Index, the Fund makes
                                  a proportionate payment of the notational amount.

     10,000,000 USD   6/20/09     Agreement with Deutsche Bank AG dated 4/27/04 to             17,264
                                  receive the notional amount multiplied by the
                                  return on the IBOXX Index +2.65% and to pay in the
                                  event of a default within the Index, the Fund makes
                                  a proportionate payment of the notational amount.

     10,000,000 USD   6/20/09     Agreement with JP Morgan Chase Bank dated 4/27/04            17,264
                                  to receive the notional amount multiplied by the
                                  return on the IBOXX Index +2.65% and to pay in the
                                  event of a default within the Index, the Fund makes
                                  a proportionate payment

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS--(CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

  SWAP AGREEMENTS--CONTINUED

                                                                                       NET UNREALIZED
       NOTIONAL      EXPIRATION                                                         APPRECIATION
        AMOUNT          DATE                         DESCRIPTION                        (DEPRECIATION)
-------------------  ----------   ---------------------------------------------------   -------------
                                  of the notational amount.

     10,500,000 USD   6/20/09     Agreement with JP Morgan Chase Bank dated 6/23/04     $     (18,127)
                                  to pay the notional amount multiplied by the return
                                  on the IBOXX Index +2.65% and to receive in the
                                  event of a default within the Index, the Fund
                                  receives a proportionate payment of the notational
                                  amount.

     10,000,000 USD   6/20/09     Agreement with JP Morgan Chase Bank dated 6/23/04            17,264
                                  to receive the notional amount multiplied by the
                                  return on the IBOXX Index +2.65% and to pay in the
                                  event of a default within the Index, the Fund makes
                                  a proportionate payment of the notational amount.

     10,000,000 USD   6/20/09     Agreement with Lehman Brothers Special Financing             17,264
                                  Inc. dated 5/12/04 to receive the notional amount
                                  multiplied by the return on the IBOXX Index +2.65%
                                  and to pay in the event of a default within the
                                  Index, the Fund makes a proportionate payment of
                                  the notational amount.

     10,000,000 USD   6/20/09     Agreement with UBS AG dated 5/04/04 to receive the           17,264
                                  notional amount multiplied by the return on the
                                  IBOXX Index +2.65% and to pay in the event of a
                                  default within the Index, the Fund makes a
                                  proportionate payment of the notational amount.
                                                                                        -------------
                                                                                        $  76,207,742
                                                                                        =============

               See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES --  AUGUST 31, 2004(UNAUDITED)

Assets:
  Investments in unaffiliated issuers, at value (cost $2,384,851,780) (Note 2)          $ 2,521,811,750
  Investments in affiliated issuers, at value (cost $87,746,915) (Notes 2 and 7)             88,176,507
  Foreign currency, at value (cost $193,912) (Note 2)                                           188,257
  Receivable for investments sold                                                            28,066,478
  Interest receivable                                                                        32,506,058
  Receivable for open forward foreign currency contracts (Note 2)                             2,461,730
  Net receivable for open swap contracts (Note 2)                                            76,207,742
  Periodic payments from open swap agreements (Note 2)                                        7,688,219
                                                                                        ---------------
      Total assets                                                                        2,757,106,741
                                                                                        ---------------

Liabilities:
  Payable for investments purchased                                                         116,890,944
  Payable for Fund shares repurchased                                                         1,249,992
  Payable to affiliate for (Note 3):
      Management fee                                                                            734,461
      Shareholder service fee                                                                   251,380
      Trustees fee                                                                                4,477
  Payable for open forward foreign currency contracts (Note 2)                                   68,503

     Payable for reverse repurchase agreements (Note 2)                                     106,858,119
     Accrued expenses                                                                           277,845
                                                                                        ---------------

        Total liabilities                                                                   226,335,721
                                                                                        ---------------
Net assets                                                                              $ 2,530,771,020
                                                                                        ===============

Net assets consist of:
     Paid-in capital                                                                    $ 2,230,063,469
     Accumulated undistributed net investment income                                         45,123,398
     Accumulated net realized gain                                                           37,899,491
     Net unrealized appreciation                                                            217,684,662
                                                                                        ---------------
                                                                                        $ 2,530,771,020
                                                                                        ===============

Net assets attributable to:
  Class III shares                                                                      $ 1,000,048,463
                                                                                        ===============
  Class IV shares                                                                       $ 1,530,722,557
                                                                                        ===============

Shares outstanding:
  Class III                                                                                  92,139,096
                                                                                        ===============
  Class IV                                                                                  140,997,454
                                                                                        ===============

Net asset value per share:
  Class III                                                                             $         10.85
                                                                                        ===============
  Class IV                                                                              $         10.86
                                                                                        ===============

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS--SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
  Interest                                                                              $   104,497,194
  Dividends from affiliated issuers (Note 7)                                                    292,058
                                                                                        ---------------
          Total income                                                                      104,789,252
                                                                                        ---------------

EXPENSES:
  Management fee (Note 3)                                                                     4,046,898
  Shareholder service fee (Note 3) - Class III                                                  714,728
  Shareholder service fee (Note 3) - Class IV                                                   679,771
  Custodian fees                                                                                538,384
  Audit and tax fees                                                                             54,464
  Legal fees                                                                                     44,712
  Trustees fees and related expenses (Note 3)                                                    15,641
  Registration fees                                                                              13,984
  Interest expense (Note 2)                                                                     362,141
  Miscellaneous                                                                                  11,410
                                                                                        ---------------
     Net expenses                                                                             6,482,133
                                                                                        ---------------

        Net investment income                                                                98,307,119
                                                                                        ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
     Investments in unaffiliated issuers                                                     12,892,333
     Investments in affiliated issuers                                                         (782,651)
     Realized gains distributions from affiliated issuers (Note 7)                               38,596
     Closed swap contracts                                                                   30,164,358
     Written options                                                                            810,852
     Foreign currency, forward contracts and foreign currency related transactions            2,240,777
                                                                                        ---------------
        Net realized gain                                                                    45,364,265
                                                                                        ---------------

  Change in net unrealized appreciation (depreciation) on:
     Investments                                                                            (13,815,608)
     Open swap contracts                                                                     26,424,087
     Written options                                                                           (305,726)
     Foreign currency, forward contracts and foreign currency related transactions              736,491
                                                                                        ---------------
        Net unrealized gain                                                                  13,039,244
                                                                                        ---------------
        Net realized and unrealized gain                                                     58,403,509
                                                                                        ---------------

     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $   156,710,628
                                                                                        ===============

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                           SIX MONTHS ENDED
                                                                            AUGUST 31, 2004      YEAR ENDED
                                                                              (UNAUDITED)     FEBRUARY 29, 2004
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income                                                   $    98,307,119     $   156,780,592
   Net realized gain                                                            45,364,265          99,540,914
   Change in net unrealized appreciation (depreciation)                         13,039,244         151,981,226
                                                                           ---------------     ---------------
   Net increase in net assets from operations                                  156,710,628         408,302,732
                                                                           ---------------     ---------------

Distributions to shareholders from:
   Net investment income
       Class III                                                               (23,648,340)        (86,269,522)
       Class IV                                                                (35,285,521)        (63,685,202)
                                                                           ---------------     ---------------
         Total distributions from net investment income                        (58,933,861)       (149,954,724)
                                                                           ---------------     ---------------
   Net realized gains
       Class III                                                                (6,731,363)        (61,434,321)
       Class IV                                                                (10,006,342)        (43,781,757)
                                                                           ---------------     ---------------
         Total distributions from net realized gains                           (16,737,705)       (105,216,078)
                                                                           ---------------     ---------------

                                                                               (75,671,566)       (255,170,802)
                                                                           ---------------     ---------------
   Net share transactions (Note 6):
       Class III                                                                42,982,330          14,504,507
       Class IV                                                                241,016,681         553,244,628
                                                                           ---------------     ---------------

   Increase in net assets resulting from net share transactions                283,999,011         567,749,135
                                                                           ---------------     ---------------
   Purchase premiums and redemption fees (Notes 2 and 6):
       Class III                                                                   619,832           2,690,168
       Class IV                                                                    874,639           2,413,222
                                                                           ---------------     ---------------

   Increase in net assets resulting from net purchase
   premiums and redemption fees                                                  1,494,471           5,103,390
                                                                           ---------------     ---------------

   Total increase in net assets resulting from net
   share transactions and net purchase premiums and
   redemption fees                                                             285,493,482         572,852,525
                                                                           ---------------     ---------------

       Total increase in net assets                                            366,532,544         725,984,455

NET ASSETS:
   Beginning of period                                                       2,164,238,476       1,438,254,021
                                                                           ---------------     ---------------
   End of period (including accumulated undistributed
     net investment income of $45,123,398 and
     $5,750,140, respectively)                                             $ 2,530,771,020     $ 2,164,238,476
                                                                           ===============     ===============

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                SIX MONTHS ENDED                            YEAR ENDED FEBRUARY 28/29,
                                AUGUST 31, 2004    -----------------------------------------------------------------------------
                                  (UNAUDITED)        2004(a)         2003(a)          2002(a)        2001(a)(b)         2000(a)
                                  ----------       ----------      ----------       ----------        --------        ----------
NET ASSET VALUE,
  BEGINNING OF PERIOD             $    10.51       $     9.51      $     9.30       $     8.96        $   8.74        $     6.89
                                  ----------       ----------      ----------       ----------        --------        ----------
Income from
  investment
  operations:
   Net investment income +              0.45             1.01            0.90             0.97            1.14              0.84
   Net realized and
     unrealized gain                    0.24             1.81            0.49             0.56            0.40              2.20
                                  ----------       ----------      ----------       ----------        --------        ----------
      Total from
        investment operations           0.69             2.82            1.39             1.53            1.54              3.04
                                  ----------       ----------      ----------       ----------        --------        ----------
Less distributions to
  shareholders:
   From net
     investment income                 (0.27)           (1.06)          (0.99)           (1.19)          (1.32)            (1.07)
   From net realized
     gains                             (0.08)           (0.76)          (0.19)              --              --             (0.12)
                                  ----------       ----------      ----------       ----------        --------        ----------
      Total
        distributions                  (0.35)           (1.82)          (1.18)           (1.19)          (1.32)            (1.19)
                                  ----------       ----------      ----------       ----------        --------        ----------
NET ASSET VALUE, END
  OF PERIOD                       $    10.85       $    10.51      $     9.51       $     9.30        $   8.96        $     8.74
                                  ==========       ==========      ==========       ==========        ==========      ==========
TOTAL RETURN                            6.73%**(d)      30.46%(d)       15.94%(c)(d)     18.53%(c)(d)    18.78%(c)(d)      46.81%(c)
RATIOS/SUPPLEMENTAL
  DATA:
   Net assets, end of
     period (000's)               $1,000,048       $  925,517      $  822,080       $  570,459        $430,003        $  378,593
   Net operating
     expenses to
     average daily
     net assets                         0.56%*(e)        0.57%(e)        0.57%(e)         0.57%(e)        0.56%             0.56%
   Interest expense to
     average daily net
     assets                             0.03%*(f)        0.08%(f)        0.08%(f)         0.14%(f)          --                --
   Total net expenses
     to average daily
     net assets                         0.59%*           0.65%           0.65%            0.71%           0.56%             0.56%
   Net investment
     income to average
     daily net assets                   8.48%*           9.44%           9.78%           10.78%          12.64%            10.85%
   Portfolio turnover
     rate                                 40%**           119%            121%             130%            139%              123%
   Fees and expenses
     reimbursed by
     the Manager to
     average daily
     net assets:                          --(g)            --(g)         0.01%(g)         0.02%           0.03%             0.03%
   Purchase premiums
     and redemption
     fees consisted
     of the following
     per share
     amounts: (h) +               $     0.01       $     0.03      $     0.01               --(i)     $   0.01               N/A

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS -- (CONTINUED)
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

(a) As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the Statement of Operations. The effect of this reclassification was to decrease the net investment income ratio for the year ending February 29, 2004 by 0.46% and net investment income per share by $0.05. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases (reductions) to the net investment income ratio of (0.43%), (0.39%), 0.07% and 0.03% and to net investment income per share of $(0.04), $(0.04), $0.01 and less than $0.01 in the fiscal years ending February 28/29, 2003, 2002, 2001 and 2000, respectively. This reclassification had no effect on total return.
(b) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04 and decrease the ratio of net investment income to average net assets from 13.06% to 12.57%. Per share data and ratios/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
(c) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(d) Calculation excludes purchase premiums and redemption fees which are borne by shareholders.
(e) Net expenses exclude expenses incurred indirectly through investment in underlying funds. (See Note 3).
(f) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(g) Effective June 30, 2002, the Fund ceased reimbursing any Fund fees or expenses. (See Note 3.)
(h) Effective March 1, 2000, the Fund adopted the provision of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect the change. Amounts calculated using average shares outstanding throughout the period.
(i)  Purchase and redemption fees were less than $0.01 per share.
+    Computed using average shares outstanding throughout the period.
*    Annualized.
**   Not annualized.

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                SIX MONTHS ENDED                            YEAR ENDED FEBRUARY 28/29,
                                AUGUST 31, 2004    -----------------------------------------------------------------------------
                                  (UNAUDITED)        2004(a)         2003(a)          2002(a)        2001(a)(b)         2000(a)
                                  ----------       ----------      ----------       ----------        --------        ----------
NET ASSET VALUE,
  BEGINNING OF PERIOD             $    10.51       $     9.52      $     9.29       $     8.95        $   8.74        $     6.90
                                  ----------       ----------      ----------       ----------        --------        ----------
Income from
  investment
  operations:
   Net investment
     income +                           0.45             1.06            0.91             0.98            1.15              0.84
   Net realized and
     unrealized gain                    0.25             1.75            0.50             0.55            0.39              2.20
                                  ----------       ----------      ----------       ----------        --------        ----------
      Total from
        investment
        operations                      0.70             2.81            1.41             1.53            1.54              3.04
                                  ----------       ----------      ----------       ----------        --------        ----------
Less distributions to
  shareholders:
   From net
     investment
     income                            (0.27)           (1.06)          (0.99)           (1.19)          (1.33)            (1.08)
   From net realized
     gains                             (0.08)           (0.76)          (0.19)              --              --             (0.12)
                                  ----------       ----------      ----------       ----------        --------        ----------
      Total
        distributions                  (0.35)           (1.82)          (1.18)           (1.19)          (1.33)            (1.20)
                                  ----------       ----------      ----------       ----------        --------        ----------
NET ASSET VALUE, END
  OF PERIOD                       $    10.86       $    10.51      $     9.52       $     9.29        $   8.95        $     8.74
                                  ==========       ==========      ==========       ==========        ========        ==========
TOTAL RETURN                            6.83%**(d)      30.38%(d)       16.25%(c)(d)     18.60%(c)(d)    18.71%(c)(d)      47.00%(c)
RATIOS/SUPPLEMENTAL
  DATA:
   Net assets, end of
     period (000's)               $1,530,723       $1,238,209      $  616,174       $  489,615        $579,912        $  545,869
   Net operating
     expenses to
     average daily
     net assets                         0.51%*(e)        0.52%(e)        0.52%(e)         0.52%(e)        0.51%             0.51%
   Interest expense to
     average daily net
     assets                             0.03%*(f)        0.08%(f)        0.08%(f)         0.14%(f)          --                --
   Total net expenses
     to average daily
     net assets                         0.54%*           0.60%           0.60%            0.66%           0.51%             0.51%
   Net investment
     income to
     average daily
     net assets                         8.52%*           9.95%           9.89%           10.83%          12.69%            10.90%
   Portfolio turnover
     rate                                 40%**           119%            121%             130%            139%              123%
   Fees and expenses
     reimbursed by the
     Manager to
     average daily net
     assets:                              --(g)            --(g)         0.01%(g)         0.02%           0.03%             0.03%
   Purchase premiums
     and redemption
     fees consisted
     of the following
     per share
     amounts: (h) +               $     0.01       $     0.04      $     0.01               --(i)     $   0.01               N/A

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS -- (CONTINUED)
(FOR A CLASS IV SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

(a) As a result of recent changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the Statement of Operations. The effect of this reclassification was to decrease the net investment income ratio for the year ending February 29, 2004 by 0.47% and net investment income per share by $0.05. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases (reductions) to the net investment income ratio of (0.43%), (0.39%), 0.07% and 0.03% and to net investment income per share of $(0.04), $(0.03), $0.01 and less than $0.01 in the fiscal years ending February 28/29, 2003, 2002, 2001 and 2000, respectively. This reclassification has no effect on total return.
(b) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended February 28, 2001 was to decrease net investment income per share by $0.04, increase net realized and unrealized gains and losses per share by $0.04 and decrease the ratio of net investment income to average net assets from 13.11% to 12.62%. Per share data and ratios/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
(c) The total returns would have been lower had certain expenses not been reimbursed during the periods shown.
(d) Calculation excludes purchase premiums and redemption fees which are borne by shareholders.
(e) Net expenses exclude expenses incurred indirectly through investment in underlying funds. See Note 2.
(f) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(g) Effective June 30, 2002, the Fund ceased reimbursing any Fund fees or expenses. See Note 2.
(h) Effective March 1, 2000, the Fund adopted the provision of the revised AICPA Audit and Accounting Guide for Investment Companies which requires the disclosure of the per share effect of purchase and redemption fees. Periods prior to March 1, 2000 have not been restated to reflect this change. Amounts calculated using average shares outstanding throughout the period.
(i)  Purchase and redemption fees were less than $0.01 per share.
+    Computed using average shares outstanding throughout the period.
*    Annualized.
**   Not annualized.

               See accompanying notes to the financial statements.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (UNAUDITED)

1.   ORGANIZATION

     GMO Emerging Country Debt Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through direct and indirect investment primarily in sovereign debt of developing countries in Asia, Latin America, the Middle East, Africa and Europe. The Fund's benchmark is the J.P. Morgan Emerging Markets Bond Index Global (EMBIG).

     Throughout the six months ended August 31, 2004, the Fund had two classes of shares outstanding: Class III and Class IV. The principal economic difference between the classes of shares is the level of shareholder service fees borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested in a particular fund or with GMO, as more fully outlined in the Trust's prospectus.

     At August 31, 2004, 3.5% of the Fund was invested in GMO Short-Duration Collateral Fund and less than 0.1% of the Fund was invested in GMO Special Purpose Holding Fund, each a separate fund of GMO Trust managed by GMO. Shares of GMO Short-Duration Collateral Fund and GMO Special Purpose Holding Fund are not publicly available for direct purchase. The financial statements of GMO Short-Duration Collateral Fund and GMO Special Purpose Holding Fund should be read in conjunction with the Fund's financial statements. These financial statements are available, upon request, without charge by calling (617) 346-7646.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     CHANGE IN ACCOUNTING PRINCIPLE
     For the year ended February 29, 2004, as a result of a FASB Emerging Issues Task Force consensus (and subsequent related SEC staff guidance), the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain
     (loss) in the Statement of Operations. For consistency, similar reclassifications have been made to the per share amounts in all prior year financial highlights presented. Prior year net investment income ratios in the

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     financial highlights have also been modified accordingly. This reclassification decreased net investment income and increased net realized gains by $7,512,545 for the year ended February 29, 2004. This change had no effect on the Fund's net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of other funds of the Trust ("underlying funds") and other mutual funds are valued at their net asset value as reported on each business day. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value.

     Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

     Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     Certain securities held by the Fund, or underlying funds in which it invests, were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. At August 31, 2004, the total value of the securities represented 21.8% of net assets.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund.

     The value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments and represents the currency exposure the Fund has acquired or hedged through forward currency contracts as of August 31, 2004.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 2004, the Fund held no open futures contracts.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. As of August 31, 2004, the Fund held no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. See the Schedule of Investments for all open purchased option contracts as of August 31, 2004.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

     LOAN AGREEMENTS
     The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. See the Schedule of Investments for all loan agreements held by the Fund as of August 31, 2004.

     INDEXED SECURITIES
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. See the Schedule of Investments for all indexed securities held by the Fund as of August 31, 2004.

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market, and documentation

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates. See the Schedule of Investments for a summary of open swap agreements as of August 31, 2004.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. As of August 31, 2004, the Fund had no open repurchase agreements.

     REVERSE REPURCHASE AGREEMENTS
     The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. The market value of the securities the Fund has sold is determined daily and any additional required collateral is allocated to or sent by the Fund on the next business day. At August 31, 2004, the Fund had entered into reverse repurchase agreements having a market value of $106,858,119, collateralized by securities with a market value of $112,176,250. See the Schedule of Investments for a summary of the open reverse repurchase agreements as of August 31, 2004.

     DELAYED DELIVERY COMMITMENTS
     The Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash and cash equivalents is maintained with the custodian in an amount at least equal to these commitments. As of August 31, 2004, the Fund did not hold any delayed delivery commitments.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. As of August 31, 2004, the Fund had no securities on loan.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis, and is adjusted for the amortization of premium and discounts. Income is not recognized, nor are premium and discount amortized on securities for which collection is not expected. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date or non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     ALLOCATION OF OPERATING ACTIVITY
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata between the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     PURCHASES AND REDEMPTIONS OF FUND SHARES
     The premium on cash purchases of Fund shares is 0.50% of the amount invested. In the case of cash redemptions, the fee is 0.25% of the amount redeemed. If the Manager determines that any portion of a cash purchase or redemption is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee with respect to that portion. In addition, the purchase premium or redemption fee charged by the Fund may be waived in extraordinary circumstances if the Fund will not incur transaction costs. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in-capital. For the six months ended August 31, 2004 and the year ended February 29, 2004, the Fund received $1,359,372 and $3,970,806 in purchase premiums and $135,099 and $1,132,584 in redemption fees, respectively. There is no premium for reinvested distributions.

     INVESTMENT RISK
     Investments in emerging country debt present certain risks that are not inherent in many other securities. Many emerging countries present elements of political and/or economic instability, which may result in the Fund's inability to collect on a timely basis, or in full, principal and interest payments. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities or bank loans which are in default at the time of acquisition in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging country debt are typically less liquid than those of developed markets.

     The Fund owns loans and bonds representing significant exposure to the risk of default in many countries, but has the most sizable of such positions relating to Russia and Brazil. The Fund's financial position would be substantially adversely affected in the case of a default by either of these countries on obligations held by the Fund, or on obligations issued by those countries generally. The Fund has purchased default protection in the form of credit default swap agreements with respect to both countries, which may offset some of the losses that the Fund might experience in the case of a default on bonds issued by such countries however the Fund as of August 31, 2004, has sold more of such default protection than it has purchased. In addition, it is important to note that (i) such protection would not cover losses due to defaults on loan assignments or participations, (ii) such protection will generally not be sufficient to cover all of the Fund's losses in the case of default, and (iii) due to the privately negotiated nature of such instruments, under some circumstances, the protection offered by such instruments may not be realized, even if the Fund incurs substantial losses due to weakening of the credit or virtual default by the countries.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of 0.35% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.10% for Class IV shares.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     The Fund incurs fees and expenses indirectly as a shareholder in GMO Special Purpose Holding Fund and GMO Short-Duration Collateral Fund. For the six months ended August 31, 2004, these indirect fees and expenses expressed as an annualized percentage of the Fund's average daily net assets were as follows:

                                                                        INDIRECT INVESTMENT-
                         INDIRECT OPERATING                               RELATED EXPENSES
                         EXPENSES (EXCLUDING                         (INCLUDING, BUT NOT LIMITED
                          MANAGEMENT FEES,                              TO, INTEREST EXPENSE,
                      SHAREHOLDER SERVICE FEES       INDIRECT        FOREIGN AUDIT EXPENSE, AND
       INDIRECT NET    AND INVESTMENT-RELATED       SHAREHOLDER          INVESTMENT-RELATED          TOTAL INDIRECT
      MANAGEMENT FEES         EXPENSES)             SERVICE FEES           LEGAL EXPENSE)               EXPENSES
     ---------------------------------------------------------------------------------------------------------------
          (0.001)%              0.001%                 0.000%             LESS THAN 0.001%          LESS THAN 0.001%

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2004, was $9,569. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2004, aggregated $1,168,865,826 and $886,564,615 respectively.

5.   PRINCIPAL SHAREHOLDERS AND RELATED PARTIES

     At August 31, 2004, 24.1% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's shares outstanding. Investment activities of these shareholders may have a material effect on the Fund. At August 31, 2004, 0.4% of the Fund was held by thirty-eight related parties comprised of GMO employee accounts.

     As of August 31, 2004, greater than 10% of the Fund's shares were held by accounts for which the Manager has investment discretion.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

6    SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                   SIX MONTHS ENDED
                                                    AUGUST 31, 2004                          YEAR ENDED
                                                      (UNAUDITED)                        FEBRUARY 29, 2004
                                           ----------------------------------    ----------------------------------
                                                SHARES            AMOUNT             SHARES              AMOUNT
                                           ---------------    ---------------    ---------------    ---------------
     Class III:
     Shares sold                                10,063,612    $   104,725,229         27,702,974    $   297,509,031
     Shares issued to shareholders in
        reinvestment of distributions            2,462,371         24,968,440         12,149,941        126,408,551
     Shares repurchased                         (8,441,356)       (86,711,339)       (38,201,416)      (409,413,075)
     Purchase premiums and redemption fees              --            619,832                 --          2,690,168
                                           ---------------    ---------------    ---------------    ---------------
     Net increase                                4,084,627    $    43,602,162          1,651,499    $    17,194,675
                                           ===============    ===============    ===============    ===============

                                                   SIX MONTHS ENDED
                                                    AUGUST 31, 2004                          YEAR ENDED
                                                      (UNAUDITED)                        FEBRUARY 29, 2004
                                           ----------------------------------    ----------------------------------
                                                SHARES            AMOUNT             SHARES              AMOUNT
                                           ---------------    ---------------    ---------------    ---------------
     Class IV:
     Shares sold                                18,943,350    $   198,030,083         63,468,362    $   668,495,060
     Shares issued to shareholders in
        reinvestment of distributions            4,244,196         43,078,589         10,137,250        105,372,058
     Shares repurchased                             (8,507)           (91,991)       (20,533,687)      (220,622,490)
     Purchase premiums and redemption fees              --            874,639                 --          2,413,222
                                           ---------------    ---------------    ---------------    ---------------
     Net increase                               23,179,039    $   241,891,320         53,071,925    $   555,657,850
                                           ===============    ===============    ===============    ===============

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

7.   INVESTMENTS IN AFFILIATED ISSUERS

     A summary of the Fund's transactions in the shares of these issuers during the six months ended August 31, 2004, is set forth below:

                                    VALUE,
                                   BEGINNING                          SALES         DIVIDEND       CAPITAL GAIN       VALUE, END
     AFFILIATE                     OF PERIOD       PURCHASES        PROCEEDS         INCOME        DISTRIBUTIONS      OF PERIOD
     ------------------------  --------------   --------------   --------------   --------------   --------------   --------------
     GMO Special Purpose
     Holding Fund              $    8,533,467   $      283,151   $    8,095,984   $      283,151   $            0   $      376,589
     GMO Short-Duration
     Collateral Fund               38,729,606       48,643,487                0            8,907           38,596       87,799,918*
                               --------------   --------------   --------------   --------------   --------------   --------------

     Totals                    $   47,263,073   $   48,926,638   $    8,095,984   $      292,058   $       38,596   $   88,176,507
                               ==============   ==============   ==============   ==============   ==============   ==============

     * After effect of return of capital distribution of $330,003 on June 10, 2004.

8.   SUBSEQUENT EVENT

     Effective October 5, 2004, GMO Trust appointed a Chief Compliance Officer and adopted a compliance plan in accordance with Rule 38a-1 under the Investment Company Act of 1940, as amended.

GMO EMERGING COUNTRY DEBT FUND
(A SERIES OF GMO TRUST)

FUND EXPENSES
AUGUST 31, 2004 (UNAUDITED)

     The Fund incurs ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees, other expenses and indirect expenses incurred by its investment in underlying funds. The following table, assuming a $1,000 investment in a class of shares, discloses the ending account value and operating expenses incurred for the six months ended August 31, 2004, based on, (1) the classes' actual return and actual expenses, and (2) a hypothetical annualized 5% return and the classes' actual expenses:

     CLASS III
     ---------------------------------------------------------
                                                    OPERATING
                         BEGINNING      ENDING       EXPENSE
                           AMOUNT       VALUE       INCURRED *
     ---------------------------------------------------------
      1) Actual         $  1,000.00   $ 1,067.30     $  3.07
      2) Hypothetical      1,000.00     1,022.23        3.01

     *Expenses are calculated using the Class III annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2004 of 0.59%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

      CLASS IV
      -----------------------------------------------------------
                                                    OPERATING
                         BEGINNING      ENDING       EXPENSE
                           AMOUNT       VALUE       INCURRED *
      -----------------------------------------------------------
      1) Actual         $  1,000.00   $ 1,068.30     $  2.82
      2) Hypothetical      1,000.00     1,022.48        2.75

     *Expenses are calculated using the Class IV annualized expense ratio (including indirect expenses incurred) for the six months ended August 31, 2004 of 0.54%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     You can estimate expenses incurred for the six months ended August 31, 2004 on your investment in a particular class of shares by dividing your investment value at August 31, 2004 by $1,000 and then multiplying that result by the operating expenses of the class owned as calculated above. You can also use this information to compare ongoing expenses of investing in the Fund with those of other mutual funds.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2004

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

Beginning January 29, 2005, the Fund will be filing its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission's website at www.sec.gov. When filed, the Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund's website at www.gmo.com.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- TABULAR HOLDINGS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

DESCRIPTION                                                      % OF NET ASSETS
--------------------------------------------------------------------------------
Australia                                                                    2.6%
Austria                                                                      1.5
Belgium                                                                      3.3
Canada                                                                       0.4
Finland                                                                      0.9
France                                                                       4.1
Germany                                                                      8.8
Hong Kong                                                                    1.5
Ireland                                                                      0.9
Italy                                                                        3.1
Japan                                                                       23.7
Netherlands                                                                  5.9
Norway                                                                       3.2
Singapore                                                                    1.7
Spain                                                                        2.7
Sweden                                                                       2.8
Switzerland                                                                  3.3
United Kingdom                                                              22.3
Forward Currency Contracts                                                  (0.0)
Futures                                                                     (0.1)
Short-Term Investments and Other Assets and Liabilities (net)                7.4
                                                                          ------
                                                                           100.0%
                                                                          ======

               See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

       SHARES      DESCRIPTION                                                        VALUE ($)
---------------------------------------------------------------------------------------------------
                   COMMON STOCKS -- 92.3%

                   AUSTRALIA -- 2.6%
          83,267   Australia and New Zealand Banking Group Ltd                            1,082,566
         242,117   BHP Billiton Ltd                                                       2,258,697
         220,486   General Property Trust Units                                             555,555
         111,434   National Australia Bank Ltd                                            2,102,180
         326,836   Telstra Corp Ltd                                                       1,108,302
         102,608   Westfield Group *                                                      1,118,006
         113,027   Woodside Petroleum Ltd                                                 1,446,533
                                                                                  -----------------
                                                                                          9,671,839
                                                                                  -----------------

                   AUSTRIA -- 1.5%
          15,573   Austrian Airlines *                                                      200,601
           4,215   Boehler Uddeholm (Bearer)                                                352,916
          15,484   Erste Bank Der Oesterreichischen Sparkassen AG                           589,845
           5,512   Flughafen Wien AG                                                        316,545
           6,229   Generali Holding Vienna AG                                               189,519
           5,860   Mayr-Melnhof Karton AG (Bearer)                                          775,924
             927   Oesterreichische Elektrizitaetswirtschafts AG Class A                    167,922
           7,719   OMV AG                                                                 1,766,876
           4,858   VA Technologie AG (Bearer) *                                             316,509
           6,758   Voestalpine AG                                                           331,489
          13,204   Wienerberger AG                                                          478,980
                                                                                  -----------------
                                                                                          5,487,126
                                                                                  -----------------

                   BELGIUM -- 3.3%
          21,324   Almanij NV                                                             1,336,336
           3,029   Bekaert SA                                                               190,127
          16,162   Delhaize Group                                                           909,698
          95,509   Dexia                                                                  1,650,406
           5,807   Electrabel SA                                                          1,949,284
         122,427   Fortis                                                                 2,734,068
          27,008   KBC Bancassurance Holding                                              1,628,898
          35,748   UCB SA                                                                 1,744,068
                                                                                  -----------------
                                                                                         12,142,885
                                                                                  -----------------

               See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

       SHARES      DESCRIPTION                                                        VALUE ($)
---------------------------------------------------------------------------------------------------
                   CANADA -- 0.4%
          16,300   EnCana Corp                                                              663,827
          20,500   National Bank of Canada                                                  672,131
                                                                                  -----------------
                                                                                          1,335,958
                                                                                  -----------------

                   FINLAND -- 0.9%
          42,800   Fortum Oyj                                                               601,260
         143,600   Nokia Oyj                                                              1,696,411
          69,500   Sampo Oyj Class A                                                        687,076
          26,800   UPM-Kymmene Oyj                                                          513,131
                                                                                  -----------------
                                                                                          3,497,878
                                                                                  -----------------

                   FRANCE -- 4.1%
           3,567   Air Liquide                                                              560,223
           8,377   Assurances Generales de France                                           480,170
          38,726   Axa                                                                      796,050
          13,165   BNP Paribas                                                              800,715
          22,249   Cie de Saint-Gobain                                                    1,122,638
          96,392   Havas SA                                                                 461,165
          10,734   Michelin SA Class B                                                      569,999
           5,238   Pernod Ricard                                                            648,204
          18,508   Peugeot SA                                                             1,113,932
           8,695   Sanofi-Aventis (Foreign Registered)                                      618,442
           9,896   Societe Generale                                                         849,076
          83,824   Suez SA                                                                1,632,029
          27,071   Total SA                                                               5,296,420
                                                                                  -----------------
                                                                                         14,949,063
                                                                                  -----------------

                   GERMANY -- 8.4%
           8,105   Adidas-Salomon AG                                                      1,043,517
          16,291   Altana AG                                                                886,773
         134,187   Bankgesellschaft Berlin AG *                                             328,454
          33,790   Bayer AG                                                                 872,968
          14,069   Continental AG                                                           731,518
          31,607   DaimlerChrysler AG (Registered)                                        1,318,449
           3,900   Degussa AG                                                               138,421

               See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

       SHARES      DESCRIPTION                                                        VALUE ($)
---------------------------------------------------------------------------------------------------
                   GERMANY -- CONTINUED
          25,747   Deutsche Bank AG (Registered)                                          1,764,099
          55,105   E. On AG                                                               3,926,593
          37,095   MAN AG                                                                 1,264,610
          11,053   Merck KGaA                                                               582,810
           6,287   Puma AG Rudolf Dassler Sport                                           1,540,780
          48,421   RWE AG                                                                 2,376,274
          16,513   SAP AG                                                                 2,406,386
          51,611   Schering AG                                                            2,871,653
          63,809   Siemens AG (Registered)                                                4,399,424
          10,526   Suedzucker AG                                                            196,787
          76,432   ThyssenKrupp AG                                                        1,430,844
          38,329   TUI AG                                                                   708,729
          50,572   Volkswagen AG                                                          1,956,436
                                                                                  -----------------
                                                                                         30,745,525
                                                                                  -----------------

                   HONG KONG -- 1.5%
         513,000   BOC Hong Kong Holdings Ltd                                               924,248
         194,000   CLP Holdings Ltd                                                       1,122,859
         176,000   Hang Lung Group Co Ltd                                                   272,141
         372,000   Hong Kong Electric Holdings Ltd                                        1,663,113
         104,000   Sun Hung Kai Properties Ltd                                              970,345
         229,500   Yue Yuen Industrial Holdings                                             553,661
                                                                                  -----------------
                                                                                          5,506,367
                                                                                  -----------------

                   IRELAND -- 0.9%
          67,417   Anglo Irish Bank Corp                                                  1,125,056
          84,567   Bank of Ireland                                                        1,135,337
          40,696   CRH Plc                                                                  924,832
                                                                                  -----------------
                                                                                          3,185,225
                                                                                  -----------------

                   ITALY -- 3.1%
         167,896   Enel SPA                                                               1,299,454
         370,264   ENI SPA                                                                7,606,943
          89,248   Parmalat Finanziaria SPA *(a) (b)                                          1,085
       1,039,031   Telecom Italia SPA                                                     2,285,675
                                                                                  -----------------
                                                                                         11,193,157
                                                                                  -----------------

               See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

       SHARES      DESCRIPTION                                                        VALUE ($)
---------------------------------------------------------------------------------------------------
                   JAPAN -- 23.7%
          20,050   Acom Co Ltd                                                            1,323,126
          12,100   Advantest Corp                                                           769,400
          56,000   Asahi Glass Co Ltd                                                       542,527
          77,000   Asahi Kasei Corp                                                         345,719
          42,000   Canon Sales Co Inc *                                                     546,624
          85,600   Chubu Electric Power Co Inc                                            1,880,742
          15,500   Chugoku Electric Power Co Inc                                            272,430
         154,000   Cosmo Oil Co Ltd                                                         449,674
          86,200   Daiichi Pharmaceuticals Co Ltd                                         1,495,256
          17,800   Daito Trust Construction Co Ltd                                          676,444
          40,000   Daiwa House Industry Co Ltd                                              415,561
          34,000   Eisai Co Ltd                                                             971,077
          13,700   Fast Retailing Co Ltd                                                    989,083
         235,000   Fuji Heavy Industries Ltd                                              1,186,817
          19,000   Fuji Photo Film Co Ltd                                                   597,331
         123,000   Fujitsu Ltd                                                              762,540
         315,000   Furukawa Electric Co Ltd *                                             1,275,116
         261,000   Hitachi Ltd                                                            1,643,565
          13,400   Honda Motor Co Ltd                                                       667,753
          10,500   Hoya Corp                                                              1,013,421
         358,000   Isuzu Motors Ltd *                                                       843,264
         369,000   Itochu Corp *                                                          1,525,939
          34,000   Ito-Yokado Co Ltd                                                      1,258,371
         367,000   Kajima Corp                                                            1,271,230
          73,600   Kansai Electric Power Co Inc                                           1,350,985
          89,000   Kao Corp                                                               2,189,819
         659,000   Kawasaki Heavy Industries Ltd                                            998,750
             169   KDDI Corp                                                                814,280
          64,000   Kirin Brewery Co Ltd                                                     577,817
         536,000   Kobe Steel Ltd                                                           775,088
          24,600   Konami Corp                                                              551,369
             235   Konica Minolta Holdings Inc                                                3,040
          33,500   Kyocera Corp                                                           2,458,501
          34,900   Kyushu Electric Power Co Inc                                             665,946
         387,000   Marubeni Corp                                                            924,765
         370,000   Mazda Motor Corp                                                       1,200,808

               See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

       SHARES      DESCRIPTION                                                        VALUE ($)
---------------------------------------------------------------------------------------------------
                   JAPAN -- CONTINUED
              77   Millea Holdings Inc                                                    1,063,750
         169,000   Mitsubishi Electric Corp                                                 818,903
         549,000   Mitsubishi Materials Corp                                              1,167,366
         346,000   Mitsubishi Motors Corp *                                                 298,372
             338   Mitsubishi Tokyo Finance Group Inc                                     3,051,329
             398   Mizuho Financial Group Inc                                             1,615,951
          21,000   Murata Manufacturing Co Ltd                                            1,041,757
           4,100   Nintendo Co Ltd                                                          441,803
         144,000   Nippon Express Co Ltd                                                    740,878
         190,500   Nippon Mining Holdings Inc                                               878,452
          20,200   Nitto Denko Corp                                                         887,838
          19,300   Ono Pharmaceutical Co Ltd                                                860,093
          14,400   ORIX Corp                                                              1,479,696
          22,750   Promise Co                                                             1,447,052
          85,000   Sankyo Co Ltd                                                          1,782,634
         106,000   Sekisui Chemical Co Ltd                                                  799,615
          76,000   Sharp Corp                                                             1,062,896
           7,200   Shikoku Electric Power Co Inc                                            128,926
         237,000   Shimizu Corp                                                           1,049,046
          88,000   Sompo Japan Insurance Inc                                                825,106
          37,400   Sony Corp                                                              1,295,922
         314,000   Taiheiyo Cement Corp                                                     748,317
         357,000   Taisei Corp                                                            1,226,277
          80,000   Taisho Pharmaceutical Co Ltd                                           1,528,035
         185,400   Takeda Pharmaceutical Co Ltd                                           8,381,964
          15,750   Takefuji Corp                                                          1,101,489
          63,300   Tohoku Electric Power Co Inc                                           1,081,037
          70,200   Tokyo Electric Power Co Inc                                            1,619,734
          16,200   Tokyo Electron Ltd                                                       831,645
         137,000   TonenGeneral Sekiyu KK                                                 1,142,732
         145,000   Toppan Printing Co Ltd                                                 1,502,914
         174,800   Toyota Motor Corp                                                      6,900,370
          20,500   Trend Micro Inc                                                          894,250
             139   Yahoo Japan Corp *                                                     1,341,062
          19,000   Yamato Transport Co Ltd                                                  289,627
                                                                                  -----------------
                                                                                         86,561,016
                                                                                  -----------------

               See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

       SHARES      DESCRIPTION                                                        VALUE ($)
---------------------------------------------------------------------------------------------------
                   NETHERLANDS -- 5.9%
         228,423   ABN Amro Holdings NV                                                   4,864,289
         136,289   Aegon NV                                                               1,459,831
          31,896   Akzo Nobel NV                                                          1,076,144
           9,457   DSM NV                                                                   461,148
         300,040   ING Groep NV                                                           7,348,963
         281,537   Koninklijke Ahold NV *                                                 1,747,165
         103,681   Philips Electronics NV                                                 2,404,739
          26,403   Royal Dutch Petroleum                                                  1,337,461
          22,931   Royal Numico NV *                                                        722,292
             410   Wolters Kluwer NV                                                          6,768
                                                                                  -----------------
                                                                                         21,428,800
                                                                                  -----------------

                   NORWAY -- 3.2%
         215,400   DNB Holdings Class A                                                   1,640,968
           7,500   Elkem ASA Class A                                                        243,770
           9,500   Frontline Ltd                                                            355,424
          43,340   Norsk Hydro ASA                                                        2,704,913
          20,900   Norske Skogindustrier ASA Class A                                        348,585
          66,700   Orkla ASA                                                              1,686,285
         158,900   Statoil ASA                                                            2,028,520
          78,400   Tandberg ASA                                                             702,263
         298,600   Telenor ASA                                                            2,163,089
                                                                                  -----------------
                                                                                         11,873,817
                                                                                  -----------------

                   SINGAPORE -- 1.7%
         161,000   Chartered Semiconductor Manufacturing Ltd *                              102,601
         191,000   DBS Group Holdings Ltd                                                 1,745,384
           1,798   Haw Par Corp Ltd                                                           5,255
         188,928   Oversea-Chinese Banking Corp                                           1,470,703
         143,500   Singapore Press Holdings Ltd                                             362,846
       1,915,000   Singapore Telecom Ltd *                                                2,563,435
                                                                                  -----------------
                                                                                          6,250,224
                                                                                  -----------------

               See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

       SHARES      DESCRIPTION                                                        VALUE ($)
---------------------------------------------------------------------------------------------------
                   SPAIN -- 2.7%
          44,014   Altadis SA                                                             1,372,447
          90,738   Banco Bilbao Vizcaya Argentaria SA                                     1,212,660
         130,109   Banco Santander Central Hispano SA                                     1,279,392
         124,388   Endesa SA                                                              2,307,455
          24,123   Gas Natural SDG SA                                                       575,337
          73,954   Iberdrola SA                                                           1,511,306
          72,202   Repsol YPF SA                                                          1,496,386
                                                                                  -----------------
                                                                                          9,754,983
                                                                                  -----------------

                   SWEDEN -- 2.8%
          37,000   Electrolux AB                                                            678,758
         272,500   Nordea AB                                                              2,093,982
         158,000   Swedish Match AB                                                       1,603,178
          15,900   Tele2 AB Class B                                                         601,961
       1,996,000   Telefonaktiebolaget LM Ericsson *                                      5,411,979
                                                                                  -----------------
                                                                                         10,389,858
                                                                                  -----------------

                   SWITZERLAND -- 3.3%
          37,160   Credit Suisse Group *                                                  1,161,658
             288   Logitech International SA *                                               13,047
           3,219   Nestle SA (Registered)                                                   761,847
           4,286   Roche Holding AG (Bearer)                                                521,201
          47,748   Roche Holding AG (Non Voting)                                          4,637,033
           7,929   Swisscom AG (Registered)                                               2,622,716
          23,808   UBS AG (Registered)                                                    1,602,801
           5,588   Zurich Financial Services AG *                                           782,189
                                                                                  -----------------
                                                                                         12,102,492
                                                                                  -----------------

                   UNITED KINGDOM -- 22.3%
          43,269   Abbey National Plc                                                       466,573
          30,683   Alliance & Leicester Plc                                                 496,896
         190,117   Allied Domecq Plc                                                      1,524,582
          18,369   AstraZeneca Plc                                                          846,763
         316,655   Aviva Plc                                                              3,038,438
          59,700   BAA Plc                                                                  597,247

               See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

       SHARES      DESCRIPTION                                                        VALUE ($)
---------------------------------------------------------------------------------------------------
                   UNITED KINGDOM -- CONTINUED
         352,693   BAE Systems Plc                                                        1,277,456
         288,697   Barclays Plc                                                           2,671,804
         107,022   Barratt Developments Plc                                               1,140,724
         315,114   BG Group Plc                                                           1,948,574
         221,172   BHP Billiton Plc                                                       2,089,015
         149,415   Boots Group Plc                                                        1,826,106
         941,734   BP Plc                                                                 8,367,997
          92,999   British American Tobacco Plc                                           1,404,287
         467,204   BT Group Plc                                                           1,538,745
          57,133   Bunzl Co                                                                 438,231
         124,921   Cadbury Schweppes Plc                                                  1,004,393
          25,885   Carnival Plc                                                           1,248,001
         485,623   Centrica Plc                                                           2,154,326
         638,611   Dixons Group Plc (New Shares)                                          1,816,759
          76,852   Gallaher Group Plc                                                       915,027
         267,735   GlaxoSmithKline Plc                                                    5,459,314
          53,763   Hanson Plc                                                               367,050
         150,220   HBOS Plc                                                               1,841,890
         148,318   Hilton Group Plc                                                         698,713
         159,987   HSBC Holdings Plc                                                      2,491,156
         198,057   Imperial Chemical Industries Plc                                         790,440
         129,438   Imperial Tobacco Group Plc                                             2,861,315
       2,293,486   Invensys Plc *                                                           611,041
         156,450   J Sainsbury Plc                                                          735,024
          40,880   Land Securities Group Plc                                                847,134
         740,979   Lloyds TSB Group Plc                                                   5,572,807
       1,027,846   mmO2 Plc *                                                             1,666,358
         190,728   National Grid Transco Plc                                              1,598,138
          76,192   Next Plc                                                               2,045,814
          35,180   Provident Financial Plc                                                  377,172
          48,046   Reckitt Benckiser Plc                                                  1,264,384
         196,797   Rentokil Initial Plc                                                     533,095
          38,128   Rio Tinto Plc                                                            952,267
          54,558   RMC Group Plc                                                            626,689
         258,587   Rolls-Royce Group Plc                                                  1,082,672
          87,306   SABMiller Plc                                                          1,087,352

               See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

    SHARES
  PAR VALUE ($)    DESCRIPTION                                                        VALUE ($)
---------------------------------------------------------------------------------------------------
                   UNITED KINGDOM -- CONTINUED
         166,944   Scottish & Southern Energy Plc                                         2,219,814
         147,260   Scottish Power Plc                                                     1,068,316
         117,579   Smith (WH) Group Plc                                                     646,845
          71,552   Tate & Lyle Plc                                                          462,910
         113,546   Taylor Woodrow Plc                                                       560,499
         507,499   Tesco Plc                                                              2,435,335
         768,016   THUS Group Plc *                                                         207,934
          55,332   Whitbread Plc                                                            813,895
         107,746   William Hill Plc                                                       1,054,530
         110,144   Wimpey (George)                                                          835,116
          61,069   Wolseley Plc                                                             937,271
                                                                                  -----------------
                                                                                         81,564,234
                                                                                  -----------------

                   TOTAL COMMON STOCKS (COST $320,294,489)                              337,640,447
                                                                                  -----------------

                   PREFERRED STOCKS -- 0.4%

                   GERMANY -- 0.4%
             916   Porsche AG (Non Voting) 0.83%                                            558,101
           2,710   RWE AG 4.35%                                                             112,580
          34,503   Volkswagen AG 5.30%                                                      915,708
                                                                                  -----------------
                                                                                          1,586,389
                                                                                  -----------------

                   TOTAL PREFERRED STOCKS (COST $1,731,625)                               1,586,389
                                                                                  -----------------

                   SHORT-TERM INVESTMENTS -- 6.9%

                   CASH EQUIVALENTS -- 5.9%
      17,700,000   HSBC Bank USA Time Deposit, 1.56%, due 09/01/04                       17,700,000
       4,000,000   ING Bank GC Time Deposit, 1.57%, due 09/01/04                          4,000,000
                                                                                  -----------------
                                                                                         21,700,000
                                                                                  -----------------

               See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

  PAR VALUE ($)    DESCRIPTION                                                        VALUE ($)
---------------------------------------------------------------------------------------------------
                   U.S. GOVERNMENT -- 1.0%
       3,500,000   U.S. Treasury Bill, 0.96%, due 9/23/04 (c) (d)                         3,497,958
                                                                                  -----------------

                   TOTAL SHORT-TERM INVESTMENTS (COST $25,197,958)                       25,197,958
                                                                                  -----------------

                   TOTAL INVESTMENTS -- 99.6%
                   (Cost $347,224,072)                                                  364,424,794

                   Other Assets and Liabilities (net)-- 0.4%                              1,291,587
                                                                                  -----------------

                   TOTAL NET ASSETS -- 100.0%                                     $     365,716,381
                                                                                  =================

                   NOTES TO SCHEDULE OF INVESTMENTS:

                   Foreign Registered - Shares issued to foreigner investors in markets that have foreign ownership limits.

                   *    Non-income producing security.
                   (a)  Bankrupt issuer.
                   (b) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees (Note 2).
                   (c) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts (Note 2).
                   (d)  Rate shown represents yield to maturity.

                   CURRENCY ABBREVIATIONS:

                   AUD - Australian Dollar
                   CAD - Canadian Dollar
                   CHF - Swiss Franc
                   EUR - Euro
                   GBP - British Pound
                   JPY - Japanese Yen
                   NOK - Norwegian Krone
                   NZD - New Zealand Dollars
                   SEK - Swedish Krona
                   SGD - Singapore Dollar

               See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     At August 31, 2004, the approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                            GROSS UNREALIZED     GROSS UNREALIZED       NET UNREALIZED
       AGGREGATE COST          APPRECIATION        DEPRECIATION          APPRECIATION
     -----------------      ----------------     ----------------       --------------
       $ 347,324,913          $ 26,515,903         $ (9,416,022)         $ 17,099,881

     A summary of outstanding financial instruments at August 31, 2004 is as follows:

     FORWARD CURRENCY CONTRACTS

                                                                                  NET UNREALIZED
      SETTLEMENT                                                                   APPRECIATION
         DATE       DELIVER/RECEIVE    UNITS OF CURRENCY          VALUE           (DEPRECIATION)
      ----------    ---------------    -----------------       ------------       --------------
         Buys

      11/26/2004          AUD                4,138,332         $  2,897,456          $   11,983
      11/26/2004          CAD                6,350,430            4,813,871             (37,155)
      11/26/2004          CHF               11,728,908            9,275,568              33,611
      11/26/2004          EUR                1,384,929            1,681,764             (21,696)
      11/26/2004          JPY            1,746,514,198           15,981,562              (9,841)
      11/26/2004          NOK               11,517,500            1,666,689             (34,985)
      11/26/2004          NZD                  476,704              309,427               1,614
      11/26/2004          SEK               59,308,073            7,887,796              36,311
      11/26/2004          SGD                1,188,289              694,719                 (24)
                                                                                     ----------
                                                                                     $  (20,182)
                                                                                     ==========

        Sales

      11/26/2004          AUD                3,213,188         $  2,249,716          $   29,668
      11/26/2004          EUR                8,930,584           10,844,698             (27,153)
      11/26/2004          GBP               10,507,282           18,766,032             (93,745)
      11/26/2004          NOK                8,930,090            1,292,267               9,904
                                                                                     ----------
                                                                                     $  (81,326)
                                                                                     ==========

               See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)

SCHEDULE OF INVESTMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     FUTURES CONTRACTS

                                                                                  NET UNREALIZED
         NUMBER OF                                                                 APPRECIATION
         CONTRACTS           TYPE          EXPIRATION DATE     CONTRACT VALUE     (DEPRECIATION)
         ---------      --------------     ---------------     --------------     --------------
          Buys

            39              CAC 40         September 2004        $ 1,709,836        $  (13,352)
            57               DAX           September 2004          6,572,190          (233,633)
            58             FTSE 100        September 2004          4,668,131            (8,165)
             5            HANG SENG        September 2004            410,836               (38)
             6             IBEX 35         September 2004            574,995               401
             5              MIB30          September 2004            823,943              (371)
           131               MSCI          September 2004          3,544,944             2,653
            40               OMX           September 2004            365,313              (330)
            48            TSE TOPIX        September 2004          4,942,366            75,721
                                                                                    ----------
                                                                                    $ (177,114)
                                                                                    ==========

          Sales

            16          S&P Toronto 60     September 2004        $ 1,128,597        $  (23,412)
            11             SPI 200         September 2004            688,602           (11,689)
                                                                                    ----------
                                                                                    $  (35,101)
                                                                                    ==========

     At August 31, 2004, the Fund had sufficient cash and/or securities to cover any commitments or margin requirements of the relevant broker or exchange.

               See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)
SCHEDULE OF INVESTMENTS -- INDUSTRY SECTOR SUMMARY
(SHOWING PERCENTAGE OF EQUITY INVESTMENTS)
AUGUST 31, 2004 (UNAUDITED)

     At August 31, 2004, industry sector diversification of the Fund's equity investments was as follows:

               INDUSTRY SECTOR
               ----------------------------------------------------------------------------
               Financials                                                              22.0%
               Consumer Discretionary                                                  12.9
               Energy                                                                  11.3
               Health Care                                                             10.0
               Utilities                                                               10.0
               Consumer Staples                                                         8.8
               Industrials                                                              7.8
               Information Technology                                                   6.9
               Materials                                                                5.7
               Telecommunication Services                                               4.6
                                                                                      -----
                                                                                      100.0%
                                                                                      =====

               See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)

STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2004 (UNAUDITED)

ASSETS:
  Investments, at value (cost $347,224,072) (Note 2)                          $   364,424,794
  Cash                                                                                 97,273
  Foreign currency, at value (cost $228,087) (Note 2)                                 299,616
  Dividends and interest receivable                                                 1,064,436
  Foreign taxes receivable                                                            195,444
  Receivable for open forward foreign currency contracts (Note 2)                     123,091
  Receivable for expenses reimbursed by Manager (Note 3)                               53,506
                                                                              ---------------

      Total assets                                                                366,258,160
                                                                              ---------------

LIABILITIES:
  Payable to affiliate for (Note 3):
       Management fee                                                                 118,510
       Shareholder service fee                                                         37,140
       Trustees fee                                                                       311
  Payable for open forward foreign currency contracts (Note 2)                        224,599
  Payable for variation margin on open futures contracts (Note 2)                     100,354
  Accrued expenses                                                                     60,865
                                                                              ---------------

       Total liabilities                                                              541,779
                                                                              ---------------
NET ASSETS                                                                    $   365,716,381
                                                                              ===============

NET ASSETS CONSIST OF:
  Paid-in capital                                                             $   337,787,583
  Accumulated undistributed net investment income                                   5,295,129
  Accumulated net realized gain                                                     5,678,523
  Net unrealized appreciation                                                      16,955,146
                                                                              ---------------
                                                                              $   365,716,381
                                                                              ===============

NET ASSETS ATTRIBUTABLE TO:
  Class III shares                                                            $   220,478,128
                                                                              ===============
  Class IV shares                                                             $   145,238,253
                                                                              ===============

SHARES OUTSTANDING:
  Class III                                                                         8,381,509
                                                                              ===============
  Class IV                                                                          5,521,720
                                                                              ===============

NET ASSET VALUE PER SHARE:
  Class III                                                                   $         26.31
                                                                              ===============
  Class IV                                                                    $         26.30
                                                                              ===============

               See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)

STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

INVESTMENT INCOME:
  Dividends (net of withholding taxes of $931,438)                                   $     6,691,927
  Interest                                                                                    93,754
                                                                                     ---------------

      Total income                                                                         6,785,681
                                                                                     ---------------
EXPENSES:
  Management fee (Note 3)                                                                    687,601
  Shareholder service fee (Note 3) - Class III                                               153,921
  Shareholder service fee (Note 3) - Class IV                                                 62,357
  Custodian fees                                                                             191,360
  Transfer agent fees                                                                         21,712
  Audit and tax fees                                                                          21,896
  Legal fees                                                                                   3,864
  Trustees fees and related expenses (Note 3)                                                  1,950
  Registration fees                                                                            4,876
  Miscellaneous                                                                                1,472
                                                                                     ---------------
      Total expenses                                                                       1,151,009
  Fees and expenses reimbursed by Manager (Note 3)                                          (245,180)
                                                                                     ---------------
      Net expenses                                                                           905,829
                                                                                     ---------------

        Net investment income                                                              5,879,852
                                                                                     ---------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
      Investments                                                                          4,288,650
      Closed futures contracts                                                             1,593,947
      Foreign currency, forward contracts and foreign currency related transactions         (171,005)
                                                                                     ---------------

        Net realized gain                                                                  5,711,592
                                                                                     ---------------

  Change in net unrealized appreciation (depreciation) on:
    Investments                                                                          (14,081,897)
    Open futures contracts                                                                  (257,515)
    Foreign currency, forward contracts and foreign currency related transactions           (229,970)
                                                                                     ---------------

        Net unrealized loss                                                              (14,569,382)
                                                                                     ---------------

    Net realized and unrealized loss                                                      (8,857,790)
                                                                                     ---------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $    (2,977,938)
                                                                                     ===============

               See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)

STATEMENT OF CHANGES IN NET ASSETS

                                                                           SIX MONTHS ENDED
                                                                            AUGUST 31, 2004       YEAR ENDED
                                                                              (UNAUDITED)      FEBRUARY 29, 2004
                                                                           ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income                                                    $     5,879,852      $     1,919,465
  Net realized gain                                                              5,711,592            4,683,512
  Change in net unrealized appreciation (depreciation)                         (14,569,382)          37,517,308
                                                                           ---------------      ---------------
  Net increase (decrease) in net assets from operations                         (2,977,938)          44,120,285
                                                                           ---------------      ---------------

Distributions to shareholders from:
  Net investment income
      Class III                                                                   (495,345)          (2,437,505)
      Class IV                                                                    (385,644)            (241,771)
                                                                           ---------------      ---------------
        Total distributions from net investment income                            (880,989)          (2,679,276)
                                                                           ---------------      ---------------
  Net realized gains
      Class III                                                                   (388,655)                  --
      Class IV                                                                    (280,969)                  --
                                                                           ---------------      ---------------
        Total distributions from net realized gains                               (669,624)                  --
                                                                           ---------------      ---------------
                                                                                (1,550,613)          (2,679,276)
                                                                           ---------------      ---------------
  Net share transactions (Note 6):
      Class III                                                                 22,270,032           94,641,702
      Class IV                                                                 122,507,399           21,338,161
                                                                           ---------------      ---------------

  Increase in net assets resulting from net share transactions                 144,777,431          115,979,863
                                                                           ---------------      ---------------

      Total increase in net assets                                             140,248,880          157,420,872

NET ASSETS:
  Beginning of period                                                          225,467,501           68,046,629
                                                                           ---------------      ---------------
  End of period (including accumulated undistributed net
    investment income of $5,295,129 and $296,266,
    respectively)                                                          $   365,716,381      $   225,467,501
                                                                           ===============      ===============

               See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       SIX MONTHS ENDED                  YEAR ENDED FEBRUARY 28/29,
                                                        AUGUST 31, 2004      ----------------------------------------------
                                                         (UNAUDITED)             2004             2003            2002(a)
                                                         ------------        ------------     ------------     ------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $      26.75        $      18.04     $      20.40     $      20.00
                                                         ------------        ------------     ------------     ------------

Income from investment operations:
  Net investment income +                                        0.45                0.40             0.37             0.02
  Net realized and unrealized gain (loss)                       (0.77)               8.81            (2.03)            0.38
                                                         ------------        ------------     ------------     ------------
      Total from investment operations                          (0.32)               9.21            (1.66)            0.40
                                                         ------------        ------------     ------------     ------------

Less distributions to shareholders:
  From net investment income                                    (0.07)              (0.50)           (0.70)              --
  From net realized gains                                       (0.05)                 --               --               --
                                                         ------------        ------------     ------------     ------------

      Total distributions                                       (0.12)              (0.50)           (0.70)              --
                                                         ------------        ------------     ------------     ------------
NET ASSET VALUE, END OF PERIOD                           $      26.31        $      26.75     $      18.04     $      20.40
                                                         ============        ============     ============     ============
TOTAL RETURN (b)                                                (1.22)%**           51.46%           (8.28)%           2.00%**

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                      $    220,478        $    201,333     $     68,047     $     47,081
  Net expenses to average daily net assets                       0.55%*              0.55%            0.55%            0.55%*
  Net investment income to average daily net assets              1.70%(c)**          1.77%            1.82%            1.56%*
  Portfolio turnover rate                                          26%**               43%              64%               0%(d)**
  Fees and expenses reimbursed by the Manager
    to average daily net assets:                                 0.14%*              0.27%            0.39%            1.89%*

(a) Period from January 29, 2002 (commencement of operations) through February 28, 2002.
(b) Total return would have been lower had certain expenses not been reimbursed during the periods shown.
(c) The ratio for the six months ended August 31, 2004, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.
(d)  Portfolio turnover rate was less than 1%.
+    Computed using average shares outstanding throughout the period.
*    Annualized.
**   Not Annualized.

               See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A CLASS III SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                          PERIOD FROM
                                                                                         JUNE 30, 2003
                                                               SIX MONTHS ENDED          (COMMENCEMENT
                                                                AUGUST 31, 2004     OF OPERATIONS) THROUGH
                                                                  (UNAUDITED)          FEBRUARY 29, 2004
                                                               ----------------     ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $      26.75             $      21.08
                                                                 ------------             ------------
Income from investment operations:
    Net investment income +                                              0.47                     0.16
    Net realized and unrealized gain                                    (0.80)                    6.03
                                                                 ------------             ------------
        Total from investment operations                                (0.33)                    6.19
                                                                 ------------             ------------

Less distributions to shareholders:
    From net investment income                                          (0.07)                   (0.52)
    From net realized gains                                             (0.05)                      --
                                                                 ------------             ------------
        Total distributions                                             (0.12)                   (0.52)
                                                                 ------------             ------------
NET ASSET VALUE, END OF PERIOD                                   $      26.30             $      26.75
                                                                 ============             ============
TOTAL RETURN (a)                                                        (1.24)%**                29.71%**
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's)                              $    145,238             $     24,134
  Net expenses to average daily net assets                               0.49%*                   0.49%*
  Net investment income to average daily net assets                      1.77%(b)**               0.99%*
  Portfolio turnover rate                                                  26%**                    43%
  Fees and expenses reimbursed by the Manager
    to average daily net assets:                                         0.14%*                   0.26%*

(a) Total return would have been lower had certain expenses not been reimbursed during the period shown.
(b) The ratio for the six months ended August 31, 2004, has not been annualized since the Fund believes it would not be appropriate because the Fund's dividend income is not earned ratably throughout the fiscal year.
+    Computed using average shares outstanding throughout the period.
*    Annualized.
**   Not Annualized.

               See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (UNAUDITED)

1.   ORGANIZATION

     GMO International Disciplined Equity Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks high total return through investment in equity securities of non-U.S. issuers in the world's developed markets. The Fund's benchmark is the MSCI EAFE Index (Europe, Australasia and Far East).

     Throughout the six months ended August 31, 2004, the Fund had two classes of shares outstanding: Class III and Class IV. The principal economic difference between the classes of shares is the level of shareholder service fees borne by the classes. Eligibility for and automatic conversion between the classes of shares is generally based on the total amount of assets invested in a particular fund or with GMO, as more fully outlined in the Trust's prospectus.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     PORTFOLIO VALUATION
     Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. The values of securities which are primarily traded on foreign exchanges are translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Shares of mutual funds are valued at their net asset value as reported on each business day. For other assets, and in cases where market prices are not readily available or the Manager believes established valuation methodologies are unreliable, the Fund's investments will be valued at "fair value", as determined in good faith by the Trustees or pursuant to procedures approved by the Trustees. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events that would materially affect that security's value. Because many foreign equity securities markets and exchanges close prior to the close of the New York Stock Exchange ("NYSE"),

               See accompanying notes to the financial statements.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after the close but before the close of the NYSE. As a result, foreign equity securities held by the Fund are generally valued using fair value prices based on modeling tools by a third party vendor to the extent that these fair value prices are available.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. The value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 2004.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See the Schedule of Investments for all open futures contracts as of August 31, 2004.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. As of August 31, 2004, there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. As of August 31, 2004, there were no open purchased option contracts.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into total return swap agreements, which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. The Fund may also enter into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the relative performance of the two baskets of securities exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in the price of the security or index underlying these transactions. As of August 31, 2004, there were no open swap agreements.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral, the risk of delay in recovery or loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. As of August 31, 2004, the Fund had no securities on loan.

     TAXES AND DISTRIBUTIONS
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary. Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country's tax treaty with the United States.

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions are paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

     Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests.

     Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

     Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and discounts. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     ALLOCATION OF OPERATING ACTIVITY
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata between the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class's operations.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

     INVESTMENT RISK
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO earns a management fee paid monthly at the annual rate of 0.40% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of 0.15% for Class III shares and 0.09% for Class IV shares.

     GMO has entered into a binding agreement effective until at least June 30, 2005 to reimburse the Fund to the extent that the Fund's total annual operating expenses (excluding shareholder service fees, fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes) exceed 0.40% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2004 was $1,398. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2004 aggregated $211,141,264 and $80,713,881, respectively.

5.   PRINCIPAL SHAREHOLDERS AND RELATED PARTIES

     At August 31, 2004, 70.4% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the outstanding shares of the Fund. Investment activities of these shareholders may have a material effect on the Fund. At August 31, 2004, less than 0.1% of the Fund was held by two related parties comprised of certain GMO employee accounts.

     As of August 31, 2004, greater than 10% of the Fund's shares were held by accounts for which the Manager has investment discretion.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)

NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)

6.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                   SIX MONTHS ENDED
                                                    AUGUST 31, 2004                        YEAR ENDED
                                                      (UNAUDITED)                      FEBRUARY 29, 2004
                                           ---------------------------------   ---------------------------------
                                               Shares            Amount             Shares           Amount
                                           ---------------   ---------------   ---------------   ---------------
     Class III:
     Shares sold                                   985,980   $    25,681,893         4,203,203   $   106,210,755
     Shares issued to shareholders
       in reinvestment of
       distributions                                25,631           688,705            39,302           935,929
     Shares repurchased                           (155,953)       (4,100,566)         (488,341)      (12,504,982)
                                           ---------------   ---------------   ---------------   ---------------
     Net increase                                  855,658   $    22,270,032         3,754,164   $    94,641,702
                                           ===============   ===============   ===============   ===============

                                                    SIX MONTHS ENDED               PERIOD FROM JUNE 30, 2003
                                                     AUGUST 31, 2004             (COMMENCEMENT OF OPERATIONS)
                                                       (UNAUDITED)                     FEBRUARY 29, 2004
                                           ---------------------------------   ---------------------------------
                                               Shares            Amount             Shares           Amount
                                           ---------------   ---------------   ---------------   ---------------
     Class IV:
     Shares sold                                 4,718,831   $   125,170,104           892,114   $    21,096,390
     Shares issued to shareholders
       in reinvestment of
       distributions                                12,520           336,295            10,212           241,771
     Shares repurchased                           (111,957)       (2,999,000)               --                --
                                           ---------------   ---------------   ---------------   ---------------
     Net increase                                4,619,394   $   122,507,399           902,326   $    21,338,161
                                           ===============   ===============   ===============   ===============

7.   SUBSEQUENT EVENT

     Effective October 5, 2004, GMO Trust appointed a Chief Compliance Officer and adopted a compliance plan in accordance with Rule 38a-1 under the Investment Company Act of 1940, as amended.

GMO INTERNATIONAL DISCIPLINED EQUITY FUND
(A SERIES OF GMO TRUST)

FUND EXPENSES
AUGUST 31, 2004 (UNAUDITED)

     The Fund incurs ongoing operating expenses during the normal course of business, such as management fees, shareholder service fees and other expenses. The following tables, assuming a $1,000 investment in a class of shares, disclose the ending account value and operating expenses incurred for the six months ended August 31, 2004, based on, (1) the classes' actual return and actual expenses, and (2) a hypothetical annualized 5% return and the classes' actual expenses:

     Class III

                                                     OPERATING
                       BEGINNING      ENDING          EXPENSE
                         VALUE         VALUE         INCURRED *
     ----------------------------------------------------------
     1) Actual        $ 1,000.00     $   987.80      $ 2.76
     2) Hypothetical    1,000.00       1,022.43        2.80

     *Expenses are calculated using the Class III annualized expense ratio for the six months ended August 31, 2004 of 0.55%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     Class IV

                                                    OPERATING
                        BEGINNING      ENDING        EXPENSE
                          VALUE        VALUE         INCURRED *
     ----------------------------------------------------------
     1) Actual         $ 1,000.00     $   987.20      $ 2.45
     2) Hypothetical     1,000.00       1,022.74        2.50

     *Expenses are calculated using the Class IV annualized expense ratio for the six months ended August 31, 2004 of 0.49%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     You can estimate expenses incurred for the six months ended August 31, 2004 on your investment in a particular class of shares by dividing your investment value at August 31, 2004 by $1,000 and then multiplying that result by the operating expenses of the class owned as calculated above. You can also use this information to compare ongoing expenses of investing in the Fund with those of other mutual funds.

GMO SPECIAL PURPOSE FUND (FORMERLY GMO ALPHA LIBOR FUND)
(A SERIES OF GMO TRUST)
SEMI-ANNUAL REPORT
AUGUST 31, 2004

For a free copy of the Fund's proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit our website at www.gmo.com, or visit the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on our website at www.gmo.com, or on the Securities and Exchange Commission's website at www.sec.gov.

Beginning January 29, 2005, the Fund will be filing its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q, which when filed, will be available on the Commission's website at www.sec.gov. When filed, the Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on the Fund's website at www.gmo.com.

GMO SPECIAL PURPOSE HOLDING FUND (FORMERLY GMO ALPHA LIBOR FUND)
(A SERIES OF GMO TRUST)
CONSOLIDATED SCHEDULE OF INVESTMENTS -- TABULAR HOLDINGS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

DESCRIPTION                                                                % OF NET ASSETS
------------------------------------------------------------------------------------------
Asset-Backed Securities                                                              112.5%
Other Assets and Liabilities (net)                                                   (12.5)
                                                                           ---------------
                                                                                     100.0%
                                                                           ===============

               See accompanying notes to the financial statements.

GMO SPECIAL PURPOSE HOLDING FUND (FORMERLY GMO ALPHA LIBOR FUND)
(A SERIES OF GMO TRUST)
CONSOLIDATED SCHEDULE OF INVESTMENTS
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)
AUGUST 31, 2004 (UNAUDITED)

 PAR VALUE ($)       DESCRIPTION                                                     VALUE ($)
-------------------------------------------------------------------------------------------------
                     DEBT OBLIGATIONS -- 112.5% (a)

                     ASSET-BACKED SECURITIES -- 112.5%

                     HEALTH CARE RECEIVABLES -- 112.5%
       49,500,000    NPF VI Inc Series 02-1 Class A, 144A, Variable Rate,
                     1 mo. LIBOR +.95%, 2.69%, due 02/01/08                             3,650,625
       56,000,000    NPF XII Inc Series 02-1 Class A, 144A, Variable Rate,
                     1 mo. LIBOR +.65%, 2.39%, due 05/02/05                             5,250,000
       22,000,000    NPF XII Inc Series 00-3 Class A, 144A, Variable Rate,
                     1 mo. LIBOR +.45%, 2.20%, due 12/01/05                             2,062,500
                                                                                     ------------
                     Total Asset-Backed Securities                                     10,963,125
                                                                                     ------------

                     TOTAL DEBT OBLIGATIONS (COST $116,569,089)                        10,963,125
                                                                                     ------------

                     TOTAL INVESTMENTS -- 112.5%
                     (Cost $116,569,089)                                               10,963,125

                     Other Assets and Liabilities (net) -- (12.5%)                     (1,218,362)
                                                                                     ------------

                     TOTAL NET ASSETS -- 100.0%                                      $  9,744,763
                                                                                     ============

                     NOTES TO SCHEDULE OF INVESTMENTS:

                     144A - Securities exempt from registration under rule
                         144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional investors.

                     (a) Owned by GMO SPV I, LLC. GMO Special Purpose Holding
                         Fund is an 80.5% subsidiary of GMO SPV I, LLC.

               See accompanying notes to the financial statements.

     At August 31, 2004, GMO Special Purpose Holding Fund's (formerly GMO Alpha LIBOR Fund) approximate cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                            GROSS UNREALIZED      GROSS UNREALIZED       NET UNREALIZED
      AGGREGATE COST          APPRECIATION          DEPRECIATION          APPRECIATION
     ----------------       -----------------     -----------------      --------------
      $  97,322,038                --              $  (86,963,200)        $ (86,963,200)

               See accompanying notes to the financial statements.

GMO SPECIAL PURPOSE HOLDING FUND (FORMERLY GMO ALPHA LIBOR FUND)
(A SERIES OF GMO TRUST)

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES -- AUGUST 31, 2004 (UNAUDITED)

                                           GMO SPECIAL
                                             PURPOSE
                                           HOLDING FUND
                                            (FORMERLY
                                            GMO ALPHA            GMO            MINORITY                          CONSOLIDATED
                                            LIBOR FUND)       SPV 1, LLC        INTEREST         ELIMINATIONS        TOTALS
ASSETS:
  Investments in unaffiliated issuers,
    at value (cost $97,322,038) (Note 2) $     9,358,838   $    10,963,125   $            --   $    (9,358,838)  $    10,963,125
  Cash                                           416,361           687,308                --                --         1,103,669
  Interest receivable                                198               294                --                --               492
  Receivable for expenses reimbursed
    by Manager (Note 3)                           16,221             2,423                --                --            18,644
                                         ---------------   ---------------   ---------------   ---------------   ---------------
Total assets                                   9,791,618        11,653,150                --        (9,358,838)       12,085,930
                                         ---------------   ---------------   ---------------   ---------------   ---------------

LIABILITIES:
  Payable to affiliate for (Note 3):
     Trustees fee                                  3,245                --                                  --             3,245
    Accrued expenses                              43,610            25,414                --                --            69,024
    Minority interest                                 --                --         2,268,898                --         2,268,898
                                         ---------------   ---------------   ---------------   ---------------   ---------------

Total liabilities                                 46,855            25,414         2,268,898                --         2,341,167
                                         ---------------   ---------------   ---------------   ---------------   ---------------
NET ASSETS                               $     9,744,763   $    11,627,736   $    (2,268,898)  $    (9,358,838)  $     9,744,763
                                         ===============   ===============   ===============   ===============   ===============

NET ASSETS CONSIST OF:
  Paid-in capital                        $   151,378,708   $    15,787,710   $    (3,080,626)  $   (12,707,084)  $   151,378,708
  Distributions in excess of net
    investment income                         (8,875,947)         (144,111)           28,120           115,991        (8,875,947)
  Accumulated net realized loss              (44,794,798)       (3,553,598)          693,407         2,860,191       (44,794,798)
  Net unrealized depreciation                (87,963,200)         (462,265)           90,201           372,064       (87,963,200)
                                         ---------------   ---------------   ---------------   ---------------   ---------------
                                         $     9,744,763   $    11,627,736   $    (2,268,898)  $    (9,358,838)  $     9,744,763
                                         ===============   ===============   ===============   ===============   ===============

SHARES OUTSTANDING                               554,071                                                                 554,071
                                         ===============                                                         ===============

NET ASSET VALUE PER SHARE                          17.59                                                                   17.59
                                         ===============                                                         ===============

               See accompanying notes to the financial statements.

CONSOLIDATED STATEMENT OF OPERATIONS -- SIX MONTHS ENDED AUGUST 31, 2004 (UNAUDITED)

                                             GMO SPECIAL
                                               PURPOSE
                                             HOLDING FUND
                                              (FORMERLY
                                               GMO ALPHA            GMO            MINORITY                          CONSOLIDATED
                                              LIBOR FUND)       SPV 1, LLC         INTEREST        ELIMINATIONS         TOTALS
INVESTMENT INCOME:
  Interest                                  $      471,341    $       12,786    $           --    $           --    $      484,127
                                            --------------    --------------    --------------    --------------    --------------
Total income                                       471,341            12,786                --                --           484,127
                                            --------------    --------------    --------------    --------------    --------------

EXPENSES:
  Custodian and transfer agent fees                  2,768            14,233                --                --            17,001
  Audit and tax fees                                26,930               135                --                --            27,065
  Legal fees                                         5,136           146,732                --          (141,044)           10,824
  Trustees fees and related expenses
    (Note 3)                                         7,765             1,416                --                --             9,181
  Miscellaneous                                        583                --                --                --               583
                                            --------------    --------------    --------------    --------------    --------------
    Total expenses                                  43,182           162,516                --          (141,044)           64,654
  Fees and expenses reimbursed by
    Manager (Note 3)                              (202,394)          (14,622)               --           141,044           (75,972)
                                            --------------    --------------    --------------    --------------    --------------
    Net expenses                                  (159,212)          147,894                --                --           (11,318)
                                            --------------    --------------    --------------    --------------    --------------
    Net income                                     630,553          (135,108)               --                --           495,445
                                            --------------    --------------    --------------    --------------    --------------
    Minority Interest                                   --                --            28,858                --            28,858
Net investment income after minority
  interest                                         630,553          (135,108)           28,858                --           524,303
                                            --------------    --------------    --------------    --------------    --------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
      Investments in affiliated issuers           (977,172)               --                --                --          (977,172)
      Investments in unaffiliated issuers        3,956,402                --                --                --         3,956,402
    Closed futures contracts                      (369,357)               --                --                --          (369,357)
    Closed swap contracts                           52,793                --                --                --            52,793
    Foreign currency, forward contracts
      and foreign currency related
      transactions                                (259,901)               --                --                --          (259,901)
                                            --------------    --------------    --------------    --------------    --------------
        Net realized gain                        2,402,765                --                --                --         2,402,765
                                            --------------    --------------    --------------    --------------    --------------
  Change in net unrealized appreciation
    (depreciation) on:
    Investments                                  3,658,769         6,540,096                --        (5,157,873)        5,040,992
    Open futures contracts                          45,241                --                --                --            45,241
    Open swap contracts                             37,217                --                --                --            37,217
    Foreign currency, forward contracts
      and foreign currency related
      transactions                                 339,968                --                --                --           339,968
                                            --------------    --------------    --------------    --------------    --------------
        Net unrealized gain                      4,081,195         6,540,096                --        (5,157,873)        5,463,418
                                            --------------    --------------    --------------    --------------    --------------
    Net realized and unrealized gain             6,483,960         6,540,096                --        (5,157,873)        7,866,183
                                            --------------    --------------    --------------    --------------    --------------
    Minority interest in realized and
      unrealized gain                                   --                --        (1,275,973)               --        (1,275,973)

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                 $    7,114,513    $    6,404,988    $   (1,247,115)   $   (5,157,873)   $   (7,114,513)
                                            ==============    ==============    ==============    ==============    ==============

               See accompanying notes to the financial statements.

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

                                                                    FOR THE PERIOD
                                             SIX MONTHS ENDED     DECEMBER 1, 2003
                                              AUGUST 31, 2004          THROUGH             YEAR ENDED
                                                (UNAUDITED)       FEBRUARY 29, 2004    NOVEMBER 30, 2003
                                             -----------------    -----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations (after minority interest):
   Net investment income                     $         524,303    $       1,242,811    $       7,482,760
   Net realized gain (loss)                          2,587,125           (1,228,122)         (43,897,574)
   Change in net unrealized appreciation
     (depreciation)                                  4,003,085            2,058,339           38,029,542
                                             -----------------    -----------------    -----------------
   Net increase (decrease) in net assets
     from operations                                 7,114,513            2,073,028            1,614,728
                                             -----------------    -----------------    -----------------

Distributions to shareholders from:
   Net Investment income                            (6,893,402)
   Return of capital                                  (596,105)                  --                   --
   Partnership distribution                         (8,540,458)                  --                   --
                                             -----------------    -----------------    -----------------
                                                   (16,029,965)
Fund share transactions: (Note 6)
   Proceeds from sale of shares                             --                   --              324,210
   Net asset value of shares issued to
     shareholders in payment of
     distributions declared                          7,489,507                   --                   --
   Cost of shares repurchased                     (214,556,130)            (467,911)         (59,532,346)
                                             -----------------    -----------------    -----------------
Net increase (decrease) in Fund share
  transactions                                    (207,066,623)            (467,911)         (59,208,136)
                                             -----------------    -----------------    -----------------
Total increase (decrease) in net assets           (215,982,075)           1,605,117          (57,593,408)

NET ASSETS:
   Beginning of period                             225,726,838          224,121,721          281,715,129
                                             -----------------    -----------------    -----------------
   End of period (including distributions
     in excess of net investment income of
     $8,875,947 and undistributed net
     investment income of $6,523,465, and
     $6,369,332, respectively)               $       9,744,763    $     225,726,838    $     224,121,721
                                             =================    =================    =================

               See accompanying notes to the financial statements.

GMO SPECIAL PURPOSE HOLDING FUND (FORMERLY GMO ALPHA LIBOR FUND)
(A SERIES OF GMO TRUST)

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            PERIOD FROM
                                               SIX MONTHS ENDED          DECEMBER 1, 2003                  YEAR
                                                AUGUST 31, 2004               THROUGH                     ENDED
                                                  (UNAUDITED)         FEBRUARY 29, 2004(a)(b)      NOVEMBER 30, 2003(a)
                                               ----------------       -----------------------      --------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $          24.11       $                 23.89      $              23.77
                                               ----------------       -----------------------      --------------------
Income from investment operations:
   Net investment income                                   0.25+                         0.13+                     0.75+
   Net realized and unrealized gain (loss)                 9.44                          0.09                     (0.63)
                                               ----------------       -----------------------      --------------------
       Total from investment operations                    9.69                          0.22                      0.12
                                               ----------------       -----------------------      --------------------

Less distributions to shareholders:
   From net investment income                             (0.74)                           --                        --
   From net realized gains                                   --                            --                        --
   From return of capital                                 (0.06)                           --                        --
   From partnership distributions                        (15.41)                           --                        --
                                               ----------------       -----------------------      --------------------
        Total distributions                              (16.21)                           --                        --
                                               ----------------       -----------------------      --------------------
NET ASSET VALUE, END OF PERIOD                 $          17.59       $                 24.11      $              23.89
                                               ================       =======================      ====================
TOTAL RETURN (f)                                          38.83%**                       0.92%**                   0.50%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)           $          9,745       $               225,727      $            224,113
   Net operating expenses to average daily
     net assets                                           (0.05)%*                       0.08%*                    0.13%
   Interest expense to average daily net
     assets (h)                                              --                          0.04%*                      --(i)
   Total net expenses to average daily net
     assets                                               (0.05)%*                       0.12%*                    0.13%
   Net investment income to average daily
     net assets                                            2.09%*                        0.49                      3.11%
   Portfolio turnover rate                                    0%**                          4%**                     80%
   Fees and expenses reimbursed by the
     Manager to average daily net assets:                  0.30%*                        0.11%*                    0.10%

               See accompanying notes to the financial statements.

                                                   PERIOD FROM
                                                  MARCH 1, 2002                      YEAR ENDED FEB. 28/29, (a)
                                                     THROUGH             ---------------------------------------------------
                                              NOVEMBER 30,2002(a)(c)          2002             2001(d)           2000(e)
                                             -----------------------     --------------     --------------    --------------
NET ASSET VALUE, BEGINNING OF PERIOD         $                 25.66     $        26.14     $        25.29    $        25.00
                                             -----------------------     --------------     --------------    --------------
Income from investment operations:
   Net investment income                                        0.73+              1.29+              1.83+             0.26
   Net realized and unrealized gain (loss)                     (2.39)             (0.33)              0.07              0.03
                                             -----------------------     --------------     --------------    --------------
       Total from investment operations                        (1.66)              0.96               1.90              0.29
                                             -----------------------     --------------     --------------    --------------

Less distributions to shareholders:
   From net investment income                                  (0.15)             (1.44)             (1.05)               --
   From net realized gains                                     (0.08)                --                 --                --
   From return of capital                                         --                 --                 --                --
   From partnership distributions                                 --                 --                 --                --
                                             -----------------------     --------------     --------------    --------------
        Total distributions                                    (0.23)             (1.44)             (1.05)               --
                                                                         --------------     --------------    --------------
NET ASSET VALUE, END OF PERIOD               $                 23.77     $        25.66     $        26.14    $        25.29
                                             =======================     ==============     ==============    ==============
TOTAL RETURN (f)                                               (6.53)%**           3.69%              7.61%             1.16%**

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)         $               281,715     $    1,440,711     $    1,520,173    $      338,101
   Net operating expenses to average daily
     net assets                                                 0.01%*               --(g)              --(g)             --*(g)
   Interest expense to average daily net
     assets (h)                                                 0.03%*             0.05%              0.20%             0.40%*
   Total net expenses to average daily net
     assets                                                     0.04%*             0.05%              0.20%             0.40%*
   Net investment income to average daily
     net assets                                                 3.76%*             4.91%              7.05%             6.62%*
   Portfolio turnover rate                                        39%**              29%                39%                4%**
   Fees and expenses reimbursed by the
     Manager to average daily net assets:                       0.02%*             0.02%              0.02%             0.02%*

               See accompanying notes to the financial statements.

(a) As a result of changes in generally accepted accounting principles, the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification was to increase the net investment income ratio for the year ending February 29, 2004 by 0.06% and net investment income per share by $0.01. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases (reductions) to the net investment income ratio of 0.15%, 0.41%, 0.24%, less than 0.01% and (0.15)% and to net investment income per share of $0.04, $0.08, $0.06, less than $0.01 and less than $(0.01) in the fiscal years/periods ending November 30, 2003, November 30, 2002, February 28, 2002, February 28, 2001 and February 29, 2000, respectively.
(b)  The Fund changed its fiscal year end from November 30 to February 28.
(c)  The Fund changed its fiscal year end from February 28 to November 30.
(d) Effective March 1, 2000, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change on net investment income and net realized and unrealized gains and losses per share for the year ended February 28, 2001 was less than $0.01 per share. The effect of this change decreased the ratio of net investment income to average net assets from 7.06% to 7.05%. Per share and ratios/supplemental data for periods prior to March 1, 2000 have not been restated to reflect this change.
(e) Period from December 31, 1999 (commencement of operations) to February 29, 2000.
(f) The total return would have been lower had certain expenses not been reimbursed during the period shown.
(g) Net operating expenses as a percentage of average daily net assets was less than 0.01%.
(h) Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund's net expenses. Income earned on investing proceeds from reverse repurchase agreements is included in interest income.
(i) Interest expense as a percentage of average daily net assets was less than 0.01%.
+    Computed using average shares outstanding throughout the period.
*    Annualized.
**   Not annualized.

               See accompanying notes to the financial statements.

GMO SPECIAL PURPOSE HOLDING FUND (FORMERLY GMO ALPHA LIBOR FUND)
(A SERIES OF GMO TRUST)

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2004 (UNAUDITED)

1.   ORGANIZATION

     GMO Special Purpose Holding Fund (formerly GMO Alpha LIBOR Fund) (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The consolidated financial statements include the accounts of the Fund and GMO SPV I LLC, its 80.5% owned subsidiary (collectively, the "Fund"). All significant intercompany balances and transactions have been eliminated.

     Shares of the Fund are not publicly offered and are principally available only to other GMO Funds of the Trust and certain accredited investors. Presently the Fund is closed to new investment.

     On November 26, 2002, approximately 78% of the Fund's assets were transferred to a new fund, the GMO Short-Duration Collateral Fund ("SDCF"). The Fund retained certain defaulted bonds sponsored by National Century Financial Enterprises (the "NPF Securities") (through its investment in GMO SPV I, LLC ("SPV")) and generally retained other lower quality issues.

     On January 23, 2004, the trustees of the Trust approved a transaction pursuant to which the Fund contributed its net assets, other than its interest in GMO SPV I, LLC, its claims resulting from its holdings of the NPF Securities, and a fixed amount of cash, such contribution representing $214,143,316 or 94.14% of the Fund's assets, to SDCF in exchange for SDCF shares. The transaction, which was structured as a tax-free reorganization, was consummated after the close of business on March 31, 2004 and the shares received by the Fund were then distributed to the shareholders. After distribution of the SDCF shares, the Fund changed its name to GMO Special Purpose Holding Fund and elected partnership status for Federal income tax purposes. The tax year end of GMO Special Purpose Holding Fund will be determined by reference to the year end of the majority of the partners on the first day of its taxable year, April 1, 2004. For financial reporting purposes, the Fund changed its year end from November 30 to February 28.

     In April 2004, a plan of liquidation ("the Plan") was approved by the bankruptcy court with respect to the National Century Financial Enterprises and the NPF Securities. Pursuant to the Plan, the Fund received a cash distribution, less expenses associated with the transaction and an interest in additional amounts recovered by the bankruptcy estate. The Fund, together with other creditors, are continuing to pursue various claims resulting from its holdings of the NPF Securities. The ultimate amount of losses and costs associated with the NPF Securities that may be recovered by the Fund (through its investment in SPV) is not known at this time.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION
     The accompanying consolidated financial statements include the accounts of the GMO Special Purpose Holding Fund and its majority-owned investment in the GMO SPV I, LLC "(SPV)". The consolidated financial statements include 100% of the assets and liabilities of SPV and the ownership interests of minority participants are recorded as "Minority Interest". All significant fund accounts and transactions have been eliminated in consolidation.

     CHANGE IN ACCOUNTING PRINCIPLE
     For the year ended February 29, 2004, as a result of a FASB Emerging Issues Task Force consensus (and subsequent related SEC staff guidance), the Fund has reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the Statement of Operations. For consistency, similar reclassifications have been made to the per share amounts in all prior year financial highlights presented. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification increased net investment income and decreased net realized gains by $137,837 for the period ended February 29, 2004. This change had no effect on the Fund's net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period.

     PORTFOLIO VALUATION
     Shares of investment funds are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price or official closing price on each business day, or if there is no such reported sale or official closing price, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates fair value. Securities for which quotations are not readily available or whose values the Manager has determined to be unreliable are valued at fair value using fair value prices supplied by an independent pricing service to the extent that such prices are available. A security's value may be deemed unreliable if, for example, the Manager becomes aware of information or events occurring after the close of a foreign market that would materially affect that security's value. The prices provided by the Manager may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

     Some fixed income securities are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change a pricing source should it deem it appropriate. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and at its discretion may override a price supplied by a source (by taking a price supplied by another source).

     Securities may be valued by independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     Certain securities held by the Fund were valued solely on the basis of a price provided by the principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. At August 31, 2004, the total value of these securities represented 100% of total investments.

     FOREIGN CURRENCY TRANSLATION
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the current exchange rates each business day. Income and expenses denominated in foreign currencies are translated at current exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD CURRENCY CONTRACTS
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if there are movements in foreign currency values that are unfavorable to the Fund. At August 31, 2004, the Fund held no open forward currency contracts.

     FUTURES CONTRACTS
     The Fund may purchase and sell futures contracts to manage its exposure to the financial markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government and agency obligations in accordance with the initial margin requirements of the broker or exchange. In addition, the Fund maintains cash or securities in an amount that at least equals the net amount payable in the event the Fund must deliver the full amount of the contracts. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day's settlement price, thereby effectively preventing liquidation of unfavorable positions. Losses may arise from the changes in the value of the underlying instrument, if the Fund is unable to liquidate a futures position due to an illiquid secondary market for the contracts or the imposition of price limits, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. At August 31, 2004, the Fund held no open futures contracts.

     OPTIONS
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund's exposure to the underlying instrument. Writing call options tends to decrease the Fund's exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased
     (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. In the event that the Fund writes uncovered call options (i.e. options for investments that the Fund does not own), it bears the risk of incurring substantial losses if the price of the underlying investment increases during the term of the option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 2004, there were no open written option contracts.

     The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying instrument. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the closing transaction to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. At August 31, 2004, there were no open purchased option contracts.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Manager.

     INDEXED SECURITIES
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. At August 31, 2004, the Fund did not hold any indexed securities.

     SWAP AGREEMENTS
     The Fund may enter into swap agreements to manage its exposure to the financial markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, total return, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Forward swap spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign or corporate issuers (i.e., to reduce risk where the Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. In connection with these agreements, cash or securities may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily using standard models that incorporate quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and the differences could be material. Entering into these agreements involves, to varying degrees, elements of credit, legal, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, or that there may be unfavorable changes in interest rates. At August 31, 2004, the Fund held no open swap agreements.

     REPURCHASE AGREEMENTS
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults or enters into insolvency proceedings and the value of the collateral declines, recovery of cash by the Fund may be delayed or limited. At August 31, 2004, there were no open repurchase agreements.

     REVERSE REPURCHASE AGREEMENTS
     The Fund may enter into reverse repurchase agreements with certain banks and broker/dealers whereby the Fund sells portfolio assets concurrent with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. In connection with these agreements, the Fund establishes segregated accounts with its custodian in which the Fund maintains cash, U.S. Government securities or other liquid high grade debt obligations in the name of the counterparty equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Fund has sold may decline below the price at which it is obligated to repurchase them under the agreement. At August 31, 2004, the Fund had no open reverse repurchase agreements.

     SECURITY LENDING
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of collateral, the risk of delay in recovery or loss of rights in collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 2004, the Fund had no securities on loan.

     TAXES AND ALLOCATIONS
     Effective on April 1, 2004, the Fund elected to be taxed as a partnership for federal income tax purposes and, accordingly, the Fund is no longer a "regulated investment company" for federal income tax purposes. The Fund intends to monitor the number of its shareholders so as not to be treated as a "publicly traded partnership" under certain safe harbors provided in Treasury Regulations. As a Partnership for U.S. federal income purposes, the Fund will not be subject to federal and state income tax. Instead, each shareholder is responsible for the tax liability or benefit related to his/her allocable share of taxable income or loss. Accordingly, no provision (benefit) for federal and state income taxes is reflected in the accompanying financial statements.

     Taxable allocations of taxable income, gain, loss, deductions and credits of the Fund will be done in accordance with the economics of the Fund as determined in the Fund's discretion and as fully described in the Fund's Private Placement Memorandum.

     The Fund qualified as a regulated investment company until March 31, 2004, under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Through March 31, 2004, The Fund's policy was to declare and pay distributions from its net investment income annually, and from net realized short-term and long-term capital gains at least annually. All distributions were paid in shares of the Fund, at net asset value, unless the shareholder elected to receive cash distributions. Distributions to shareholders were recorded by the Fund on the ex-dividend date. Income dividends and capital gain distributions were determined in accordance with U.S. federal income tax regulations which may have differed from U.S. GAAP. Distributions in excess of tax basis earnings and profits, if any, were reported in the Fund's financial statements as a return of capital. For the Fund's tax year ended March 31, 2004, the Fund had a return of capital distribution of $596,105.

     DISTRIBUTIONS
     Under the Fund's amended Agreement and Declaration of Trust, the Fund will make distributions, at least annually, to the extent of the Fund's net income and gains, if any. In addition, the Fund will distribute proceeds and other cash receipts received from its underlying investments. Distributions made by the Fund, other than a distribution in partial or complete redemption of a shareholder's interest in the Fund, are reported in the Fund's financial statements as partnership distributions.

     GMO SPV I, LLC is also treated as a partnership for federal income tax purposes and subject to the same rules as the Fund with respect to federal income taxation of partnerships.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Security transactions are accounted for on trade date. Interest income is recorded on an accrual basis and is adjusted for the amortization of premiums and discounts. Income is not recognized, nor are premium and discount amortized on securities for which collection in the ordinary course of business is not expected. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at fair market value of the securities received. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in principal or face amount of these securities is recorded as interest income.

     EXPENSES
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     GMO does not charge the Fund any management or service fees for its services. In addition, effective until at least June 30, 2005, GMO has contractually agreed to reimburse all of the Fund's expenses (excluding fees and expenses of the independent Trustees of the Trust (including legal fees), brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes).

     The Fund's portion of the fee paid by the Trust to the independent Trustees during the six months ended August 31, 2004 was $3,979. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

4.   PURCHASES AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 2004, aggregated $0 and $207,456,045, respectively. Included in proceeds from sales of securities is $205,024,822 related to the Fund's contribution to SDCF.

5.   PRINCIPAL SHAREHOLDERS

     At August 31, 2004, 61.7% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares. One of the shareholders is another fund of GMO Trust. Investment activities of these shareholders may have a material effect on the Fund. At August 31, 2004, 0.7% of SPV was held by six related party accounts.

6.   SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                             FOR THE PERIOD
                                      SIX MONTHS ENDED      DECEMBER 1, 2003
                                       AUGUST 31, 2004          THROUGH              YEAR ENDED
                                        (UNAUDITED)        FEBRUARY 29, 2004*    NOVEMBER 30, 2003
                                     ------------------    ------------------    ------------------
     Shares sold                                     --                    --                13,488
     Shares issued to shareholders
        In reinvestment of
     distributions                              320,338                    --                    --
     Shares repurchased                      (9,128,161)              (19,584)           (2,483,384)
                                     ------------------    ------------------    ------------------
     Net decrease                            (8,807,823)              (19,584)           (2,469,896)

     Fund shares:
        Beginning of period                   9,361,894             9,381,478            11,851,374
                                     ------------------    ------------------    ------------------
        End of period                           554,071             9,361,894             9,381,478
                                     ==================    ==================    ==================

     *Change in year end. See Note 1.

7.   SUBSEQUENT EVENT

     Effective October 5, 2004, GMO Trust appointed a Chief Compliance Officer and adopted a compliance plan in accordance with Rule 38a-1 under the Investment Company Act of 1940, as amended.

     The Fund incurs ongoing operating expenses during the normal course of business, such as custodian and transfer agent fees, audit and tax fees and other expenses. The following table, assuming a $1,000 investment in the Fund, discloses the ending account value and operating expenses incurred for the six months ended August 31, 2004, based on, (1) the Fund's actual return and actual expenses, and (2) a hypothetical annualized 5% return and the Fund's actual expenses:

                                                                   OPERATING
                                       BEGINNING      ENDING        EXPENSE
                                         VALUE         VALUE      INCURRED *
     ------------------------------------------------------------------------
     1) Actual                        $  1,000.00   $  1,388.30   $     (0.30)
     2) Hypothetical                     1,000.00      1,025.46         (0.26)

     *Expenses are calculated using the Fund's annualized expense ratio for the six months ended August 31, 2004 of (0.05)%, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 365 days in the year.

     You can estimate expenses incurred for the six months ended August 31, 2004 on your investment in a particular class of shares by dividing your investment value at August 31, 2004 by $1,000 and then multiplying that result by the operating expenses of the class owned as calculated above. You can also use this information to compare ongoing expenses of investing in the Fund with those of other mutual funds.

ITEM 2. CODE OF ETHICS.

         Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

         Included as part of the report to shareholders filed under Item 1 of this Form

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to this filing.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable to this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         The Board of Trustees of the Registrant has adopted procedures by which shareholders may send communications, including recommendations for nominees to the Registrant's Board, to the Trustees. Shareholders who wish to communicate with the Trustees must do so by mailing a communication, addressed as follows: To the Attention of the Board of Trustees, c/o GMO Trust Chief Compliance Officer, GMO Trust, 40 Rowes Wharf, Boston, MA 02110. A shareholder communication must (i) be in writing and be signed by the shareholder, (ii) identify the Fund to which it relates, and (iii) identify the class and number of shares held by the shareholder.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, as of a date within 90 days of the filing of this report, based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended,) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the commission's rules and forms.

         (b) (1) In the period, the Registrant's manager eliminated procedures in place to reconcile all securities holdings and valuations to the records maintained by the Registrant's accounting agent with respect to GMO Emerging Markets Fund, GMO Emerging Countries Fund, GMO Asia Fund, GMO Taiwan Fund, GMO Value Fund, and GMO Real Estate Fund. The Registrant's manager also instituted an oversight function providing a more selective analysis that evaluates only those factors identified by the procedures as material to the calculation of daily net asset values of these funds.

              (2) In the period, the Registrant's manager instituted procedures designed to monitor the efficacy of and resolve any identified issues relating to fair value prices provided for foreign equity securities by FT Interactive Data on a daily basis pursuant to pricing policies approved by the Trustees of the Trust.

              The Registrant expresses no view as to whether the changes described in (b)(1) and (b) (2) are material. The Registrant does not believe any controls or procedures can provide absolute assurance of financial reporting accuracy.

ITEM 11. EXHIBITS.

         (a)(1) Code of Ethics Described in Item 2 is Not Applicable to this filing.

         (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.302

         (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               GMO Trust

By (Signature and Title):  /s/ Scott Eston
                           --------------------------------------------------
                           Scott Eston, Chief Executive Officer

                           Date November 8, 2004
                                ----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.

By (Signature and Title):  /s/ Scott Eston
                           --------------------------------------------------
                           Scott Eston, Chief Executive Officer

                           Date November 8, 2004
                                ----------------


By (Signature and Title):  /s/ Susan Randall Harbert
                           --------------------------------------------------
                           Susan Randall Harbert, Chief Financial Officer


                           Date November 8, 2004
                                ----------------